Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 98.9%

Australia - 24.0%
AGL Energy Ltd.	10,256	$144,015
AMP Ltd.	24,619	36,626
APA Group	13,629	103,293
Aristocrat Leisure Ltd.	2,488	53,636
ASX Ltd.	302	17,457
Australia & New Zealand Banking Group Ltd.	18,358	363,422
BHP Group Ltd.	40,310	1,164,315
Brambles Ltd.	12,503	113,009
CIMIC Group Ltd.	2,606	81,874
Cochlear Ltd.	260	37,739
Commonwealth Bank of Australia	11,317	657,414
Computershare Ltd.	2,667	30,338
Crown Resorts Ltd.	8,122	70,960
CSL Ltd.	1,583	238,837
Fortescue Metals Group Ltd.	56,420	357,126
Insurance Australia Group Ltd.	10,914	63,262
Macquarie Group Ltd.	1,742	153,283
National Australia Bank Ltd.	20,678	387,728
Newcrest Mining Ltd.	2,739	61,411
Qantas Airways Ltd.	14,684	55,644
QBE Insurance Group Ltd.	4,632	38,453
Ramsay Health Care Ltd.	1,460	74,014
REA Group Ltd.	686	46,234
Rio Tinto Ltd.	5,484	399,310
Sonic Healthcare Ltd.	4,247	80,767
South32 Ltd.	52,955	118,173
Suncorp Group Ltd.	6,954	65,733
Sydney Airport	32,591	183,881
Tabcorp Holdings Ltd.	23,546	73,529
Telstra Corp., Ltd.	152,031	410,748
Transurban Group	29,804	308,286
Treasury Wine Estates Ltd.	4,259	44,592
Wesfarmers Ltd.	14,315	363,247
Westpac Banking Corp.	24,470	486,993
Woodside Petroleum Ltd.	9,505	242,526
Woolworths Group Ltd.	11,444	266,864

Total Australia		7,394,739

China - 17.8%
AAC Technologies Holdings, Inc.	6,900	39,170
Agricultural Bank of China Ltd. Class H	192,900	80,740
Anhui Conch Cement Co., Ltd. Class H	12,000	75,187
ANTA Sports Products Ltd.	12,000	82,406
Bank of China Ltd. Class H	553,055	233,610
Bank of Communications Co., Ltd. Class H	167,955	127,485
Beijing Enterprises Holdings Ltd.	6,400	32,522
China CITIC Bank Corp., Ltd. Class H	89,800	51,150
China Construction Bank Corp. Class H	712,400	613,690
China Evergrande Group(a)	23,000	64,474
China Gas Holdings Ltd.	11,700	43,505
China Life Insurance Co., Ltd. Class H	24,396	60,081
China Merchants Bank Co., Ltd. Class H	20,204	100,729
China Mobile Ltd.	74,134	675,153
China Overseas Land & Investment Ltd.	21,565	79,497
China Pacific Insurance Group Co., Ltd. Class H	13,800	53,964
China Petroleum & Chemical Corp. Class H	749,161	509,190
China Resources Beer Holdings Co., Ltd.	4,300	20,420
China Resources Cement Holdings Ltd.	38,000	36,820
China Resources Land Ltd.	16,300	71,772
China Resources Power Holdings Co., Ltd.	42,418	61,896
China Shenhua Energy Co., Ltd. Class H	60,536	126,767
China Telecom Corp., Ltd. Class H	125,038	62,899
CITIC Ltd.	68,400	98,584
CNOOC Ltd.	207,061	354,091
Country Garden Holdings Co., Ltd.	54,000	82,115
CSPC Pharmaceutical Group Ltd.	19,300	31,127
ENN Energy Holdings Ltd.	4,100	39,885
Fosun International Ltd.	24,500	32,552
Geely Automobile Holdings Ltd.	40,800	69,771
Guangdong Investment Ltd.	39,500	78,166
Hengan International Group Co., Ltd.	9,600	70,595
Industrial & Commercial Bank of China Ltd. Class H	492,270	359,160
Kunlun Energy Co., Ltd.	28,000	24,407
Lenovo Group Ltd.	112,000	86,733
PetroChina Co., Ltd. Class H	181,419	100,085
PICC Property & Casualty Co., Ltd. Class H	26,500	28,595
Ping An Insurance Group Co. of China Ltd. Class H	15,646	187,852
Shenzhou International Group Holdings Ltd.	5,800	79,734
Sunac China Holdings Ltd.	2,000	9,830
Tencent Holdings Ltd.	5,500	248,230
Want Want China Holdings Ltd.	66,800	54,295
WH Group Ltd.(b)	141,500	143,447

Total China		5,482,381

Hong Kong - 10.2%
AIA Group Ltd.	23,725	255,850
Bank of East Asia Ltd. (The)	14,011	39,186
BOC Hong Kong Holdings Ltd.	46,889	184,555
Chow Tai Fook Jewellery Group Ltd.	27,600	30,029
CLP Holdings Ltd.	27,604	304,572
Galaxy Entertainment Group Ltd.	28,000	188,698
Hang Lung Properties Ltd.	29,000	68,969
Hang Seng Bank Ltd.	8,103	201,732
Henderson Land Development Co., Ltd.	24,775	136,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2019

Investments	Shares	Value
Hong Kong & China Gas Co., Ltd.	109,279	$242,267
Hong Kong Exchanges & Clearing Ltd.	4,862	171,640
MTR Corp., Ltd.	51,652	347,763
New World Development Co., Ltd.	56,857	88,933
Power Assets Holdings Ltd.	33,079	237,957
Sino Land Co., Ltd.	30,924	51,853
Sun Hung Kai Properties Ltd.	13,034	221,057
Swire Pacific Ltd. Class A	5,000	61,440
Swire Properties Ltd.	24,200	97,729
Techtronic Industries Co., Ltd.	10,000	76,544
Wharf Holdings Ltd. (The)	22,350	59,219
Wheelock & Co., Ltd.	8,000	57,344

Total Hong Kong		3,123,857

India - 5.6%
Asian Paints Ltd.	1,413	27,801
Bharat Petroleum Corp., Ltd.	20,310	115,471
Bharti Airtel Ltd.	11,589	58,199
Bharti Infratel Ltd.	15,245	58,979
Coal India Ltd.	28,546	104,958
HCL Technologies Ltd.	2,083	32,127
Hero MotoCorp Ltd.	1,219	45,588
Hindustan Unilever Ltd.	4,013	103,924
Indian Oil Corp., Ltd.	60,110	135,760
Infosys Ltd.	608	6,448
Infosys Ltd. ADR	28,592	305,934
ITC Ltd.	21,360	84,741
Larsen & Toubro Ltd. GDR Reg S	2,183	48,790
Mahindra & Mahindra Ltd.	2,771	26,308
Maruti Suzuki India Ltd.	535	50,647
NTPC Ltd.	24,729	50,638
Power Grid Corp. of India Ltd.	15,514	46,501
Reliance Industries Ltd. GDR(b)	2,932	105,992
Tata Consultancy Services Ltd.	4,076	131,514
Tech Mahindra Ltd.	3,738	38,264
Vedanta Ltd.	29,402	74,264
Vedanta Ltd. ADR	6,910	70,275

Total India		1,723,123

Indonesia - 1.9%
Astra International Tbk PT	173,161	91,315
Bank Central Asia Tbk PT	23,975	50,869
Bank Mandiri Persero Tbk PT	75,048	42,630
Bank Rakyat Indonesia Persero Tbk PT	255,300	78,790
Gudang Garam Tbk PT	7,600	41,356
Hanjaya Mandala Sampoerna Tbk PT	112,400	24,982
Telekomunikasi Indonesia Persero Tbk PT	732,100	214,539
Unilever Indonesia Tbk PT	7,035	22,408
United Tractors Tbk PT	13,000	25,949

Total Indonesia		592,838

Malaysia - 1.7%
CIMB Group Holdings Bhd	25,500	33,198
DiGi.Com Bhd	43,400	53,036
Genting Malaysia Bhd	25,340	19,867
Malayan Banking Bhd	42,594	91,527
MISC Bhd	25,600	44,293
Petronas Chemicals Group Bhd	29,108	59,167
Petronas Gas Bhd	10,200	42,849
Public Bank Bhd	11,890	66,175
Tenaga Nasional Bhd	30,500	102,146

Total Malaysia		512,258

Philippines - 0.2%
Manila Electric Co.	1,230	9,291
SM Investments Corp.	3,374	63,812

Total Philippines		73,103

Singapore - 6.9%
CapitaLand Ltd.	28,900	75,403
DBS Group Holdings Ltd.	14,817	284,304
Genting Singapore Ltd.	132,500	90,099
Jardine Cycle & Carriage Ltd.	4,978	133,304
Keppel Corp., Ltd.	19,184	94,435
Oversea-Chinese Banking Corp., Ltd.	20,970	176,694
Singapore Airlines Ltd.	15,157	103,851
Singapore Technologies Engineering Ltd.	37,025	113,296
Singapore Telecommunications Ltd.	280,777	726,353
United Overseas Bank Ltd.	7,798	150,606
Wilmar International Ltd.	69,300	189,519

Total Singapore		2,137,864

South Korea - 13.2%
Hana Financial Group, Inc.	1,482	48,003
Hyundai Motor Co.	1,646	199,576
KB Financial Group, Inc.	1,909	75,805
Kia Motors Corp.	2,476	94,352
Korea Zinc Co., Ltd.	117	48,233
KT&G Corp.	1,666	142,122
LG Chem Ltd.	294	90,264
LG Corp.	937	62,404
LG Household & Health Care Ltd.	37	42,074
LG Uplus Corp.	1,759	22,089
Lotte Chemical Corp.	205	44,830
NCSoft Corp.	100	41,311
POSCO	827	175,119
S-Oil Corp.	582	42,189
Samsung C&T Corp.	509	42,187
Samsung Electronics Co., Ltd.	57,111	2,324,702
Samsung Fire & Marine Insurance Co., Ltd.	143	33,191
Samsung Life Insurance Co., Ltd.	308	22,300
Samsung SDS Co., Ltd.	124	23,089
Shinhan Financial Group Co., Ltd.	1,952	75,906
SK Holdings Co., Ltd.	210	42,195
SK Hynix, Inc.	2,656	159,868
SK Innovation Co., Ltd.	734	101,075
SK Telecom Co., Ltd.	307	68,863
SK Telecom Co., Ltd. ADR(a)	1,599	39,575

Total South Korea		4,061,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2019

Investments	Shares	Value
Taiwan - 15.5%
ASE Technology Holding Co., Ltd.*	36,526	$72,324
Asustek Computer, Inc.	13,000	93,337
Catcher Technology Co., Ltd.	10,000	71,637
Cathay Financial Holding Co., Ltd.*	52,614	72,841
China Steel Corp.	136,078	109,311
Chunghwa Telecom Co., Ltd.	56,436	205,324
CTBC Financial Holding Co., Ltd.	105,389	72,443
Delta Electronics, Inc.	26,415	133,948
Far EasTone Telecommunications Co., Ltd.	26,000	65,545
First Financial Holding Co., Ltd.	67,595	49,620
Formosa Chemicals & Fibre Corp.	70,685	234,407
Formosa Petrochemical Corp.	26,511	94,318
Formosa Plastics Corp.	72,444	267,063
Fubon Financial Holding Co., Ltd.	45,803	67,614
Hon Hai Precision Industry Co., Ltd.	107,625	268,200
Hua Nan Financial Holdings Co., Ltd.	6,000	4,028
Largan Precision Co., Ltd.	1,000	124,117
MediaTek, Inc.	16,000	161,754
Mega Financial Holding Co., Ltd.	93,827	93,345
Nan Ya Plastics Corp.	105,537	267,075
President Chain Store Corp.	13,000	125,775
Quanta Computer, Inc.	55,000	106,956
Taiwan Mobile Co., Ltd.	27,100	106,884
Taiwan Semiconductor Manufacturing Co., Ltd.	193,241	1,486,972
Uni-President Enterprises Corp.	116,346	309,786
United Microelectronics Corp.	189,000	84,887
Yageo Corp.	3,000	25,499

Total Taiwan		4,775,010

Thailand - 1.9%
Advanced Info Service PCL NVDR	10,700	76,061
Airports of Thailand PCL NVDR	21,040	50,426
Charoen Pokphand Foods PCL NVDR	47,700	43,940
CP ALL PCL	25,900	72,419
Indorama Ventures PCL NVDR	16,200	24,828
PTT Exploration & Production PCL	15,113	66,528
PTT Global Chemical PCL	30,794	64,264
PTT PCL NVDR	47,000	74,713
Siam Cement PCL (The) NVDR	4,371	67,274
Siam Commercial Bank PCL (The)	10,300	46,852

Total Thailand		587,305

TOTAL COMMON STOCKS (Cost: $27,019,782)		30,463,800

EXCHANGE-TRADED FUND - 0.4%

United States - 0.4%
WisdomTree Global ex-U.S. Real Estate Fund(a)(c) (Cost: $139,645)	4,473	136,024

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(d) (Cost: $236,335)(e)	236,335	236,335

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $27,395,762)		30,836,159
Other Assets less Liabilities - (0.1)%		(42,445)

NET ASSETS - 100.0%		$30,793,714

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(e)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $232,889. The Fund also had securities on loan having a total market value of $58,600 that were sold and pending settlement. The total market value of the collateral held by the Fund was $300,965. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $64,630.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

China - 99.3%

Air Freight & Logistics - 1.1%
SF Holding Co., Ltd. Class A	64,000	$316,362
ZTO Express Cayman, Inc. ADR	63,388	1,211,979

Total Air Freight & Logistics		1,528,341

Auto Components - 1.0%
China First Capital Group Ltd.*	512,000	152,765
Fuyao Glass Industry Group Co., Ltd. Class A	122,267	404,525
Fuyao Glass Industry Group Co., Ltd. Class H(a)	74,000	229,796
Minth Group Ltd.	120,000	323,469
Xinyi Glass Holdings Ltd.	378,000	396,922

Total Auto Components		1,507,477

Automobiles - 2.1%
BYD Co., Ltd. Class A	74,797	552,205
BYD Co., Ltd. Class H(b)	109,500	661,142
Geely Automobile Holdings Ltd.	903,000	1,544,875
Great Wall Motor Co., Ltd. Class H(b)	468,000	335,009

Total Automobiles		3,093,231

Banks - 3.6%
China Minsheng Banking Corp., Ltd. Class A	3,066,936	2,834,754
China Minsheng Banking Corp., Ltd. Class H	1,094,100	757,972
Ping An Bank Co., Ltd. Class A	797,000	1,598,617

Total Banks		5,191,343

Biotechnology - 0.7%
3SBio, Inc.*(a)(b)	101,000	173,569
China Biologic Products Holdings, Inc.*(b)	4,109	391,588
Walvax Biotechnology Co., Ltd. Class A*	113,800	469,770

Total Biotechnology		1,034,927

Capital Markets - 1.2%
Changjiang Securities Co., Ltd. Class A	608,006	691,187
East Money Information Co., Ltd. Class A	511,152	1,008,153

Total Capital Markets		1,699,340

Chemicals - 0.7%
Tianqi Lithium Corp. Class A	82,620	304,018
Zhejiang Longsheng Group Co., Ltd. Class A	274,800	630,791

Total Chemicals		934,809

Communications Equipment - 0.2%
Hengtong Optic-electric Co., Ltd. Class A	131,380	320,509

Diversified Consumer Services - 2.9%
New Oriental Education & Technology Group, Inc. ADR*	20,646	1,993,991
TAL Education Group ADR*	58,848	2,242,109

Total Diversified Consumer Services		4,236,100

Electrical Equipment - 0.7%
Fangda Carbon New Material Co., Ltd. Class A	187,293	335,051
Fullshare Holdings Ltd.*	1,375,000	85,397
Jiangsu Zhongtian Technology Co., Ltd. Class A	283,182	377,983
TBEA Co., Ltd. Class A	254,575	268,652

Total Electrical Equipment		1,067,083

Electronic Equipment, Instruments & Components - 3.0%
AAC Technologies Holdings, Inc.	119,000	675,833
Chaozhou Three-Circle Group Co., Ltd. Class A	107,938	305,584
Hollysys Automation Technologies Ltd.	9,994	189,886
Kingboard Holdings Ltd.	108,500	302,195
Luxshare Precision Industry Co., Ltd. Class A	227,295	820,169
OFILM Group Co., Ltd. Class A	194,500	221,959
Sunny Optical Technology Group Co., Ltd.	113,900	1,177,054
Tunghsu Optoelectronic Technology Co., Ltd. Class A	437,200	327,100
Zhejiang Dahua Technology Co., Ltd. Class A	158,500	334,991

Total Electronic Equipment, Instruments & Components		4,354,771

Energy Equipment & Services - 0.0%
China Common Rich Renewable Energy Investments Ltd.*†(b)	502,000	0

Entertainment - 2.6%
Alibaba Pictures Group Ltd.*	1,970,000	423,813
iQIYI, Inc. ADR*(b)	18,912	390,533
NetEase, Inc. ADR	11,212	2,867,693

Total Entertainment		3,682,039

Food & Staples Retailing - 0.6%
Sun Art Retail Group Ltd.	299,500	283,810
Yonghui Superstores Co., Ltd. Class A	356,846	530,327

Total Food & Staples Retailing		814,137

Food Products - 4.3%
Dali Foods Group Co., Ltd.(a)	374,500	248,896
Foshan Haitian Flavouring & Food Co., Ltd. Class A	51,663	789,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2019

Investments	Shares	Value
Health & Happiness H&H International Holdings Ltd.(b)	32,500	$184,576
Henan Shuanghui Investment & Development Co., Ltd. Class A	96,700	350,339
Tingyi Cayman Islands Holding Corp.	294,000	490,935
Uni-President China Holdings Ltd.	235,000	261,810
Want Want China Holdings Ltd.	1,038,000	844,054
Wens Foodstuffs Group Co., Ltd. Class A	321,200	1,676,574
WH Group Ltd.(a)	1,259,500	1,277,386

Total Food Products		6,124,168

Gas Utilities - 0.8%
ENN Energy Holdings Ltd.	124,900	1,215,556

Health Care Equipment & Supplies - 0.5%
Lepu Medical Technology Beijing Co., Ltd. Class A	109,000	365,232
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	388,000	351,774

Total Health Care Equipment & Supplies		717,006

Health Care Providers & Services - 0.9%
Aier Eye Hospital Group Co., Ltd. Class A	155,740	702,067
Huadong Medicine Co., Ltd. Class A	82,080	310,155
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	148,700	269,258

Total Health Care Providers & Services		1,281,480

Hotels, Restaurants & Leisure - 2.5%
Huazhu Group Ltd. ADR	17,089	619,476
MGM China Holdings Ltd.(b)	111,200	189,105
Yum China Holdings, Inc.	58,947	2,723,351

Total Hotels, Restaurants & Leisure		3,531,932

Household Durables - 1.6%
Haier Electronics Group Co., Ltd.*	242,000	669,373
Haier Smart Home Co., Ltd. Class A	381,600	960,374
TCL Corp. Class A	1,290,800	625,662

Total Household Durables		2,255,409

Industrial Conglomerates - 0.4%
Fosun International Ltd.	388,500	516,401

Insurance - 10.5%
Fanhua, Inc. ADR(b)	6,840	228,935
Ping An Insurance Group Co. of China Ltd. Class A	664,794	8,574,460
Ping An Insurance Group Co. of China Ltd. Class H	529,500	6,360,156

Total Insurance		15,163,551

Interactive Media & Services - 18.4%
58.com, Inc. ADR*	14,644	910,417
Autohome, Inc. ADR*	9,587	820,839
Baidu, Inc. ADR*	45,844	5,380,252
Momo, Inc. ADR	24,469	875,990
Tencent Holdings Ltd.	389,600	17,591,395
Weibo Corp. ADR*	11,298	492,028
YY, Inc. ADR*	7,449	519,121

Total Interactive Media & Services		26,590,042

Internet & Direct Marketing Retail - 16.2%
Alibaba Group Holding Ltd. ADR*	97,976	16,602,033
Baozun, Inc. ADR*(b)	5,830	290,684
Ctrip.com International Ltd. ADR*	53,686	1,981,550
JD.com, Inc. ADR*	127,750	3,869,548
Vipshop Holdings Ltd. ADR*	70,714	610,262

Total Internet & Direct Marketing Retail		23,354,077

IT Services - 0.4%
Chinasoft International Ltd.*(b)	378,000	185,875
GDS Holdings Ltd. ADR*(b)	10,926	410,490

Total IT Services		596,365

Life Sciences Tools & Services - 0.8%
Genscript Biotech Corp.*	160,000	401,993
Wuxi Biologics Cayman, Inc.*(a)	83,000	745,598

Total Life Sciences Tools & Services		1,147,591

Machinery - 1.8%
China Conch Venture Holdings Ltd.	287,363	1,015,638
Haitian International Holdings Ltd.	126,000	261,710
Sany Heavy Industry Co., Ltd. Class A	524,500	998,597
Shenzhen Inovance Technology Co., Ltd. Class A	107,400	358,151

Total Machinery		2,634,096

Marine - 0.1%
SITC International Holdings Co., Ltd.	157,000	160,034

Media - 0.2%
China Literature Ltd.*(a)(b)	49,000	230,910

Metals & Mining - 0.5%
China Hongqiao Group Ltd.	286,500	202,151
Ganfeng Lithium Co., Ltd. Class A	90,450	308,473
Zhejiang Huayou Cobalt Co., Ltd. Class A	76,960	238,718

Total Metals & Mining		749,342

Paper & Forest Products - 0.3%
Lee & Man Paper Manufacturing Ltd.	234,000	163,909

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2019

Investments	Shares	Value
Nine Dragons Paper Holdings Ltd.	262,000	$232,505

Total Paper & Forest Products		396,414

Personal Products - 0.6%
Hengan International Group Co., Ltd.	122,000	897,530

Pharmaceuticals - 4.5%
China Medical System Holdings Ltd.	233,000	213,633
CSPC Pharmaceutical Group Ltd.	734,000	1,184,311
Jiangsu Hengrui Medicine Co., Ltd. Class A	211,111	2,028,111
Luye Pharma Group Ltd.(a)(b)	275,107	199,396
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	106,100	390,727
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	85,500	258,938
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	88,760	384,104
Sino Biopharmaceutical Ltd.	1,026,500	1,050,279
SSY Group Ltd.	314,000	283,879
Tasly Pharmaceutical Group Co., Ltd. Class A	95,100	229,095
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	134,847	302,273

Total Pharmaceuticals		6,524,746

Professional Services - 0.2%
51job, Inc. ADR*	4,543	342,997

Real Estate Management & Development - 7.0%
Agile Group Holdings Ltd.	244,000	326,829
China Evergrande Group(b)	467,000	1,309,664
China Fortune Land Development Co., Ltd. Class A	110,700	524,810
CIFI Holdings Group Co., Ltd.	586,000	386,459
Country Garden Holdings Co., Ltd.	1,197,000	1,820,999
Future Land Development Holdings Ltd.	316,000	415,986
Gemdale Corp. Class A	277,000	481,013
Guangzhou R&F Properties Co., Ltd. Class H	165,600	318,515
Jiayuan International Group Ltd.(b)	158,000	69,601
KWG Group Holdings Ltd.*	245,500	249,301
Logan Property Holdings Co., Ltd.	212,000	343,148
Longfor Group Holdings Ltd.	257,500	971,095
Shimao Property Holdings Ltd.	199,500	608,021
Sunac China Holdings Ltd.	368,000	1,809,581
Yuexiu Property Co., Ltd.	1,542,000	349,508
Zall Smart Commerce Group Ltd.*(b)	612,000	82,289

Total Real Estate Management & Development		10,066,819

Semiconductors & Semiconductor Equipment - 0.8%
LONGi Green Energy Technology Co., Ltd. Class A	244,152	821,291
Sanan Optoelectronics Co., Ltd. Class A*	232,240	381,315

Total Semiconductors & Semiconductor Equipment		1,202,606

Software - 2.0%
Hundsun Technologies, Inc. Class A	64,610	640,918
Iflytek Co., Ltd. Class A*	174,100	842,358
Kingdee International Software Group Co., Ltd.	327,000	353,837
Kingsoft Corp., Ltd.*(b)	178,000	385,217
Yonyou Network Technology Co., Ltd. Class A	154,603	604,901

Total Software		2,827,231

Specialty Retail - 0.8%
China Yongda Automobiles Services Holdings Ltd.(b)	233,000	213,335
GOME Retail Holdings Ltd.*(b)	1,502,000	161,565
Suning.com Co., Ltd. Class A	329,200	550,096
Zhongsheng Group Holdings Ltd.	92,500	257,632

Total Specialty Retail		1,182,628

Technology Hardware, Storage & Peripherals - 0.5%
Focus Media Information Technology Co., Ltd. Class A*	739,024	569,051
Meitu, Inc.*(a)	268,500	86,645

Total Technology Hardware, Storage & Peripherals		655,696

Textiles, Apparel & Luxury Goods - 2.3%
ANTA Sports Products Ltd.	146,000	1,003,048
Li Ning Co., Ltd.	287,500	678,151
Shenzhou International Group Holdings Ltd.	118,000	1,622,876

Total Textiles, Apparel & Luxury Goods		3,304,075

Total China		143,132,809

Hong Kong - 0.3%

Oil, Gas & Consumable Fuels - 0.1%
United Energy Group Ltd.*(b)	1,236,000	242,163

Specialty Retail - 0.2%
Chow Tai Fook Jewellery Group Ltd.	230,000	250,349

Total Hong Kong		492,512

Singapore - 0.1%

Entertainment - 0.1%
IGG, Inc.	139,000	155,036

TOTAL COMMON STOCKS (Cost: $149,950,749)		143,780,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%

United States - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $1,018,108)(d)	1,018,108	$1,018,108

TOTAL INVESTMENTS IN SECURITIES - 100.4% (Cost: $150,968,857)		144,798,465
Other Assets less Liabilities - (0.4)%		(597,130)

NET ASSETS - 100.0%		$144,201,335

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The value of fair valued security is $0, which represent 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,400,326 and the total market value of the collateral held by the Fund was $5,675,374. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,657,266.

ADR	-	American Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2019	33,550	USD	262,057	HKD	$—	$(8)

CURRENCY LEGEND

HKD	Hong Kong dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

Argentina - 1.9%
MercadoLibre, Inc.*	1,143	$699,253

Brazil - 4.9%
Cia Brasileira de Distribuicao (Preference Shares)	8,778	216,848
Hypera S.A.	18,999	148,665
Lojas Renner S.A.	23,853	293,504
Magazine Luiza S.A.	4,339	239,012
Porto Seguro S.A.	10,119	136,446
Raia Drogasil S.A.	9,395	186,544
Sul America S.A.	21,482	210,300
Telefonica Brasil S.A. (Preference Shares)	15,596	203,096
TIM Participacoes S.A.	56,902	172,666

Total Brazil		1,807,081

Chile - 1.2%
Cia Cervecerias Unidas S.A.	20,668	290,710
Embotelladora Andina S.A. Class B, (Preference Shares)	45,115	162,592

Total Chile		453,302

China - 30.1%
3SBio, Inc.*(a)(b)	54,000	92,759
58.com, Inc. ADR*	1,501	93,317
Alibaba Group Holding Ltd. ADR*	4,163	705,420
Alibaba Health Information Technology Ltd.*	90,000	86,170
Anhui Conch Cement Co., Ltd. Class H	17,000	106,515
ANTA Sports Products Ltd.	29,289	201,134
Autohome, Inc. ADR*	1,970	168,671
BAIC Motor Corp., Ltd. Class H(b)	150,787	94,574
Baidu, Inc. ADR*	1,228	144,118
Baozun, Inc. ADR*(a)	2,137	106,551
Brilliance China Automotive Holdings Ltd.	85,900	94,999
BYD Electronic International Co., Ltd.	71,000	101,422
China Communications Services Corp., Ltd. Class H	90,000	69,811
China Evergrande Group(a)	35,000	98,112
China International Travel Service Corp., Ltd. Class A	9,600	123,908
China Jinmao Holdings Group Ltd.	200,000	121,600
China Longyuan Power Group Corp., Ltd. Class H	125,000	80,160
China Medical System Holdings Ltd.	70,000	64,154
China Mengniu Dairy Co., Ltd.*	40,000	154,880
China Merchants Bank Co., Ltd. Class H	30,000	149,568
China Mobile Ltd.	27,000	245,895
China Resources Beer Holdings Co., Ltd.	22,000	104,474
China Resources Gas Group Ltd.	20,000	99,200
China Resources Land Ltd.	28,000	123,290
China Taiping Insurance Holdings Co., Ltd.	27,200	72,766
China Telecom Corp., Ltd. Class H	194,000	97,590
China Traditional Chinese Medicine Holdings Co., Ltd.	120,000	58,368
China Unicom Hong Kong Ltd.	94,000	103,114
Chong Sing Holdings FinTech Group*(a)	1,584,000	2,230
Country Garden Holdings Co., Ltd.	94,000	142,940
CSPC Pharmaceutical Group Ltd.	58,000	93,542
Ctrip.com International Ltd. ADR*	3,872	142,916
Dali Foods Group Co., Ltd.(b)	110,500	73,407
Dongfeng Motor Group Co., Ltd. Class H	82,000	67,174
ENN Energy Holdings Ltd.	10,600	103,117
Focus Media Information Technology Co., Ltd. Class A*	52,300	40,282
Foshan Haitian Flavouring & Food Co., Ltd. Class A	7,500	114,657
Fuyao Glass Industry Group Co., Ltd. Class A	18,800	62,217
Fuyao Glass Industry Group Co., Ltd. Class H(b)	39,600	122,918
Geely Automobile Holdings Ltd.	68,876	117,784
Gree Electric Appliances, Inc. of Zhuhai Class A	11,900	95,293
Greentown China Holdings Ltd.(a)	103,500	73,659
Guangzhou Automobile Group Co., Ltd. Class H	88,000	93,942
Guangzhou R&F Properties Co., Ltd. Class H	51,600	99,204
Haier Electronics Group Co., Ltd.*	44,000	121,651
Haier Smart Home Co., Ltd. Class A	26,500	66,710
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	19,100	76,697
Henan Shuanghui Investment & Development Co., Ltd. Class A	16,100	58,345
Hengan International Group Co., Ltd.	12,500	91,920
HengTen Networks Group Ltd.*(a)	2,056,000	48,949
Huaneng Renewables Corp., Ltd. Class H	318,000	87,514
Huayu Automotive Systems Co., Ltd. Class A	17,600	55,350
Huazhu Group Ltd. ADR	2,993	108,496
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	4,500	79,644
Kingboard Holdings Ltd.	32,000	89,088
Kingboard Laminates Holdings Ltd.	87,500	80,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2019

Investments	Shares	Value
Kingdee International Software Group Co., Ltd.	119,000	$128,710
Kweichow Moutai Co., Ltd. Class A	1,800	257,881
Legend Holdings Corp. Class H(b)	28,500	67,050
Logan Property Holdings Co., Ltd.	82,126	132,873
Longfor Group Holdings Ltd.	36,410	137,251
LONGi Green Energy Technology Co., Ltd. Class A	36,780	123,755
Luzhou Laojiao Co., Ltd. Class A	8,900	104,740
Momo, Inc. ADR	3,582	128,236
NetEase, Inc. ADR	503	128,652
Nexteer Automotive Group Ltd.	65,000	80,870
Ninestar Corp. Class A	16,551	54,461
Ping An Insurance Group Co. of China Ltd. Class A	11,000	141,914
Ping An Insurance Group Co. of China Ltd. Class H	23,629	283,699
RiseSun Real Estate Development Co., Ltd. Class A	47,300	64,666
Sanan Optoelectronics Co., Ltd. Class A*	27,100	44,507
Shanghai 2345 Network Holding Group Co., Ltd. Class A	122,460	69,358
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	10,500	105,561
Shenzhou International Group Holdings Ltd.	13,800	189,711
SSY Group Ltd.	116,000	104,827
Sun Art Retail Group Ltd.	92,500	87,616
Sunac China Holdings Ltd.	37,000	181,862
Suning.com Co., Ltd. Class A	43,500	72,708
Sunny Optical Technology Group Co., Ltd.	9,600	99,164
TAL Education Group ADR*	4,379	166,840
Tencent Holdings Ltd.	20,200	911,683
Tianma Microelectronics Co., Ltd. Class A	29,800	58,313
Tingyi Cayman Islands Holding Corp.	70,000	116,838
TravelSky Technology Ltd. Class H	37,000	74,355
Uni-President China Holdings Ltd.	89,000	99,110
Weibo Corp. ADR*	1,839	80,089
Weifu High-Technology Group Co., Ltd. Class A	19,100	51,613
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	32,800	64,709
Wuliangye Yibin Co., Ltd. Class A	9,700	166,579
Yonyou Network Technology Co., Ltd. Class A	22,980	89,935
Yuzhou Properties Co., Ltd.	218,000	102,408
Zhongsheng Group Holdings Ltd.	49,500	137,808

Total China		11,082,730

Hungary - 0.4%
Richter Gedeon Nyrt	8,332	153,891

India - 11.3%
Axis Bank Ltd.*	21,510	251,956
Bajaj Auto Ltd.	5,073	207,767
Britannia Industries Ltd.	4,314	171,473
Cadila Healthcare Ltd.	27,601	96,645
Cipla Ltd.	17,726	142,124
Dabur India Ltd.	32,129	186,414
Eicher Motors Ltd.	679	188,262
GAIL India Ltd.	36,759	166,122
Godrej Consumer Products Ltd.	21,930	210,667
Hindustan Unilever Ltd.	10,851	281,008
ICICI Bank Ltd.	36,215	229,323
ITC Ltd.	48,152	191,031
JSW Steel Ltd.	35,985	144,195
Mahindra & Mahindra Ltd.	25,110	238,395
Marico Ltd.	39,137	210,093
Maruti Suzuki India Ltd.	2,155	204,008
Nestle India Ltd.	1,714	295,798
Page Industries Ltd.	614	183,074
Tech Mahindra Ltd.	20,092	205,672
Titan Co., Ltd.	18,570	359,065

Total India		4,163,092

Indonesia - 1.6%
Charoen Pokphand Indonesia Tbk PT	598,800	200,483
Gudang Garam Tbk PT	33,853	184,212
Indofood CBP Sukses Makmur Tbk PT	283,000	203,323
Tiga Pilar Sejahtera Food Tbk PT*†	538,700	3,203

Total Indonesia		591,221

Malaysia - 4.1%
Astro Malaysia Holdings Bhd	462,400	162,246
CIMB Group Holdings Bhd	137,500	179,008
DiGi.Com Bhd	170,200	207,988
FGV Holdings Bhd*	483,400	131,012
Genting Malaysia Bhd	154,700	121,289
Hong Leong Financial Group Bhd	34,900	156,575
IOI Corp. Bhd	151,600	155,910
Maxis Bhd	131,400	177,108
My EG Services Bhd	615,300	220,362

Total Malaysia		1,511,498

Mexico - 4.1%
Alsea S.A.B. de C.V.*	73,736	145,003
Arca Continental S.A.B. de C.V.	28,193	152,399
El Puerto de Liverpool S.A.B. de C.V. Class C1	23,548	130,992
Fomento Economico Mexicano S.A.B. de C.V.	30,876	298,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2019

Investments	Shares	Value
Gruma S.A.B. de C.V. Class B	14,144	$132,623
Grupo Bimbo S.A.B. de C.V. Series A	89,224	185,910
Grupo Financiero Banorte S.A.B. de C.V. Class O	37,682	218,423
Wal-Mart de Mexico S.A.B. de C.V.	88,955	242,626

Total Mexico		1,506,841

Philippines - 3.1%
Ayala Land, Inc.	283,700	281,291
Globe Telecom, Inc.	4,780	211,035
Jollibee Foods Corp.	41,810	229,961
Megaworld Corp.	1,861,300	221,605
Universal Robina Corp.	61,130	198,059

Total Philippines		1,141,951

Poland - 0.9%
Alior Bank S.A.*	9,883	132,031
LPP S.A.	93	190,529

Total Poland		322,560

Russia - 2.0%
Mobile TeleSystems PJSC ADR	21,668	201,729
Tatneft PJSC ADR	3,537	261,031
X5 Retail Group N.V. GDR Reg S	8,193	280,938

Total Russia		743,698

South Africa - 6.2%
Capitec Bank Holdings Ltd.	2,496	229,884
Clicks Group Ltd.(a)	14,501	211,110
Foschini Group Ltd. (The)	14,918	190,743
MultiChoice Group Ltd.*	3,236	30,744
Naspers Ltd. Class N	3,636	881,721
Oceana Group Ltd.	1,899	9,292
Pick n Pay Stores Ltd.	41,267	201,927
SPAR Group Ltd. (The)	14,944	197,996
Tiger Brands Ltd.	10,048	159,400
Truworths International Ltd.	30,885	153,316

Total South Africa		2,266,133

South Korea - 10.1%
Celltrion, Inc.*	724	128,855
Cheil Worldwide, Inc.	6,281	159,928
CJ CheilJedang Corp.	460	118,322
CJ ENM Co., Ltd.	518	79,406
E-Mart, Inc.	628	76,144
Hotel Shilla Co., Ltd.	2,221	186,582
Industrial Bank of Korea	8,530	103,795
Kakao Corp.	1,304	148,509
KB Financial Group, Inc.	3,389	134,574
KT Corp. ADR	6,773	83,782
LG Electronics, Inc.	1,871	128,498
LG Household & Health Care Ltd.	143	162,611
LG Household & Health Care Ltd. (Preference Shares)	166	115,876
LG Uplus Corp.	6,955	87,340
NAVER Corp.	1,378	136,052
NCSoft Corp.	468	193,336
Samsung Electro-Mechanics Co., Ltd.	1,043	88,343
Samsung Electronics Co., Ltd.	21,131	860,137
Samsung SDS Co., Ltd.	757	140,956
Shinsegae, Inc.	439	114,441
SK Hynix, Inc.	4,230	254,610
SK Telecom Co., Ltd.	520	116,641
Woongjin Coway Co., Ltd.	1,555	104,237

Total South Korea		3,722,975

Taiwan - 11.7%
Acer, Inc.*	132,000	81,811
Advantech Co., Ltd.	12,000	101,998
Chailease Holding Co., Ltd.	35,000	144,803
Chicony Electronics Co., Ltd.	54,000	132,829
China Development Financial Holding Corp.	287,000	87,506
China Life Insurance Co., Ltd.	101,341	81,081
Giant Manufacturing Co., Ltd.	23,000	179,945
Globalwafers Co., Ltd.	15,000	151,886
Macronix International	153,000	114,038
Micro-Star International Co., Ltd.	54,000	152,997
Nanya Technology Corp.	66,000	137,059
Novatek Microelectronics Corp.	22,000	122,539
Pou Chen Corp.	94,000	116,518
President Chain Store Corp.	11,000	106,425
Realtek Semiconductor Corp.	28,000	205,992
Ruentex Development Co., Ltd.	69,680	99,608
Ruentex Industries Ltd.	41,000	99,663
Standard Foods Corp.	47,000	91,853
Synnex Technology International Corp.	88,000	110,498
Taiwan Cement Corp.	75,000	111,198
Taiwan Mobile Co., Ltd.	30,000	118,321
Taiwan Semiconductor Manufacturing Co., Ltd.	94,000	723,321
Uni-President Enterprises Corp.	59,000	157,095
United Microelectronics Corp.	234,000	105,098
Vanguard International Semiconductor Corp.	45,000	94,464
Walsin Technology Corp.	27,000	142,565
Winbond Electronics Corp.	252,000	123,325
Wistron Corp.	141,000	109,860
WPG Holdings Ltd.	76,000	98,733
Yageo Corp.	11,000	93,498
Yuanta Financial Holding Co., Ltd.	190,000	114,087

Total Taiwan		4,310,614

Thailand - 5.2%
Advanced Info Service PCL NVDR	34,000	241,689
Berli Jucker PCL NVDR	97,700	160,882
Central Pattana PCL NVDR	86,200	210,810
CP ALL PCL NVDR	119,100	333,989
Electricity Generating PCL NVDR	25,400	269,177
Home Product Center PCL NVDR	471,700	269,169
Robinson PCL NVDR	86,200	158,107

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2019

Investments	Shares	Value
True Corp. PCL NVDR	1,435,800	$273,887

Total Thailand		1,917,710

Turkey - 0.8%
BIM Birlesik Magazalar AS	7,182	98,902
Ford Otomotiv Sanayi AS	9,523	102,902
Tofas Turk Otomobil Fabrikasi AS	29,876	99,690

Total Turkey		301,494

TOTAL COMMON STOCKS (Cost: $32,981,399)		36,696,044

RIGHTS - 0.0%

China - 0.0%
Legend Holdings Corp., expiring 5/19/23*† (Cost: $0)	2,053	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $352,337)(d)	352,337	352,337

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $33,333,736)		37,048,381
Other Assets less Liabilities - (0.5)%		(198,991)

NET ASSETS - 100.0%		$36,849,390

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,203, which represents 0.01% of net assets.

(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $518,455 and the total market value of the collateral held by the Fund was $544,282. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $191,945.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	7/2/2019	20,487	USD	160,000	HKD	$7	$—
Deutsche Bank AG	7/2/2019	2,886	USD	820,000	HUF	—	(7)

						$7	$(7)

CURRENCY LEGEND

HKD	Hong Kong dollar
HUF	Hungary forint
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 5.2%
Ambev S.A.	439,756	$2,052,688
B2W Cia Digital*	13,673	116,729
B3 S.A. - Brasil Bolsa Balcao	197,975	1,934,991
Banco Bradesco S.A.	99,697	870,120
Banco Santander Brasil S.A.	33,331	395,347
BR Malls Participacoes S.A.	84,771	316,953
BRF S.A.*	80,117	617,080
CCR S.A.	91,116	324,748
Cia Siderurgica Nacional S.A.	63,164	275,389
Cosan S.A.	21,222	255,540
CVC Brasil Operadora e Agencia de Viagens S.A.	13,219	171,763
Embraer S.A.	75,258	381,135
Energisa S.A.	24,840	298,652
Engie Brasil Energia S.A.	26,612	301,834
Equatorial Energia S.A.	14,333	343,305
Estacio Participacoes S.A.	31,302	236,849
Hypera S.A.	34,140	267,141
Itau Unibanco Holding S.A.	25,086	203,756
Itausa - Investimentos Itau S.A.	49,640	170,447
Klabin S.A.	81,104	345,988
Kroton Educacional S.A.	154,252	441,508
Localiza Rent a Car S.A.	48,583	519,466
Lojas Renner S.A.	63,955	786,955
M. Dias Branco S.A.	11,450	116,393
Magazine Luiza S.A.	5,493	302,580
Multiplan Empreendimentos Imobiliarios S.A.	25,779	186,718
Natura Cosmeticos S.A.	16,602	244,699
Oi S.A.*	304,221	127,002
Pagseguro Digital Ltd. Class A*	17,112	666,855
Porto Seguro S.A.	10,287	138,711
Raia Drogasil S.A.	27,607	548,157
Rumo S.A.*	104,448	564,937
Sul America S.A.	32,580	318,944
Suzano S.A.	64,873	556,032
TIM Participacoes S.A.	73,356	222,595
Transmissora Alianca de Energia Eletrica S.A.	35,928	254,603
Ultrapar Participacoes S.A.	108,116	567,005
WEG S.A.	73,362	408,859

Total Brazil		16,852,474

Chile - 1.0%
Aguas Andinas S.A. Class A	253,389	149,283
AntarChile S.A.	8,394	101,128
Banco de Chile	3,217,001	473,346
Banco de Credito e Inversiones S.A.	3,835	264,064
Banco Santander Chile	4,351,678	323,676
Cencosud S.A.	119,824	234,724
Colbun S.A.	626,321	129,148
Empresas CMPC S.A.	77,192	211,469
Empresas COPEC S.A.	29,379	321,246
Enel Americas S.A.	1,637,045	288,156
Enel Chile S.A.	2,159,268	204,812
Itau CorpBanca	14,383,163	119,861
Latam Airlines Group S.A.	20,177	189,452
S.A.C.I. Falabella	39,373	256,604

Total Chile		3,266,969

China - 34.8%
51job, Inc. ADR*	3,190	240,845
58.com, Inc. ADR*	9,552	593,848
AAC Technologies Holdings, Inc.	78,500	445,629
Agile Group Holdings Ltd.	190,000	254,387
Aier Eye Hospital Group Co., Ltd. Class A	76,750	346,075
Alibaba Group Holding Ltd. ADR*	129,369	21,921,577
Alibaba Pictures Group Ltd.*	1,370,000	294,605
ANTA Sports Products Ltd.	103,000	707,322
Autohome, Inc. ADR*	6,090	521,426
Baidu, Inc. ADR*	28,559	3,351,684
Baozun, Inc. ADR*(a)	4,423	220,531
BYD Co., Ltd. Class A	32,400	239,263
BYD Co., Ltd. Class H(a)	63,500	383,235
Chaozhou Three-Circle Group Co., Ltd. Class A	46,000	130,265
China Biologic Products Holdings, Inc.*(a)	2,836	270,271
China Common Rich Renewable Energy Investments Ltd.*†	102,000	0
China Conch Venture Holdings Ltd.	206,900	730,936
China Evergrande Group(a)	321,000	899,827
China First Capital Group Ltd.*	362,000	107,963
China Fortune Land Development Co., Ltd. Class A	55,364	262,540
China Hongqiao Group Ltd.	220,000	155,162
China Literature Ltd.*(a)(b)	41,800	196,895
China Medical System Holdings Ltd.	136,000	124,641
China Minsheng Banking Corp., Ltd. Class A	1,409,593	1,303,221
China Minsheng Banking Corp., Ltd. Class H	687,500	476,080
China Yongda Automobiles Services Holdings Ltd.	171,000	156,499
CIFI Holdings Group Co., Ltd.	444,000	292,685
Country Garden Holdings Co., Ltd.	802,000	1,219,553
CSPC Pharmaceutical Group Ltd.	470,000	758,016
Ctrip.com International Ltd. ADR*	32,978	1,217,218
Dali Foods Group Co., Ltd.(b)	212,500	141,168
East Money Information Co., Ltd. Class A	197,252	389,145
ENN Energy Holdings Ltd.	77,700	755,866
Fangda Carbon New Material Co., Ltd. Class A	71,073	127,177
Focus Media Information Technology Co., Ltd. Class A*	326,100	251,164
Foshan Haitian Flavouring & Food Co., Ltd. Class A	21,900	334,799
Fosun International Ltd.	262,000	348,104
Fullshare Holdings Ltd.*	630,000	39,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2019

Investments	Shares	Value
Fuyao Glass Industry Group Co., Ltd. Class A	46,200	$152,895
Fuyao Glass Industry Group Co., Ltd. Class H(b)	45,200	140,301
GDS Holdings Ltd. ADR*	7,412	278,469
Geely Automobile Holdings Ltd.	552,000	943,964
Gemdale Corp. Class A	135,100	234,664
Genscript Biotech Corp.*	98,000	246,113
GOME Retail Holdings Ltd.*(a)	1,363,000	146,550
Great Wall Motor Co., Ltd. Class H(a)	274,000	196,052
Guangzhou R&F Properties Co., Ltd. Class H	131,200	252,240
Haier Electronics Group Co., Ltd.*	133,000	367,718
Haier Smart Home Co., Ltd. Class A	157,300	395,981
Haitian International Holdings Ltd.	82,000	170,245
Henan Shuanghui Investment & Development Co., Ltd. Class A	38,600	139,882
Hengan International Group Co., Ltd.	74,500	547,843
Hengtong Optic-electric Co., Ltd. Class A	70,760	172,668
Hollysys Automation Technologies Ltd.	6,877	130,663
Huadong Medicine Co., Ltd. Class A	40,480	153,002
Huazhu Group Ltd. ADR	11,169	404,876
Hundsun Technologies, Inc. Class A	27,380	271,675
Iflytek Co., Ltd. Class A*	78,150	378,217
iQIYI, Inc. ADR*(a)	13,008	268,615
JD.com, Inc. ADR*	77,640	2,351,716
Jiangsu Hengrui Medicine Co., Ltd. Class A	91,566	879,891
Jiayuan International Group Ltd.	46,000	20,255
Kingboard Holdings Ltd.	69,500	193,488
Kingdee International Software Group Co., Ltd.	212,000	229,299
Kingsoft Corp., Ltd.*	119,000	257,421
KWG Group Holdings Ltd.*	153,000	155,301
Lee & Man Paper Manufacturing Ltd.	138,000	96,622
Lepu Medical Technology Beijing Co., Ltd. Class A	44,700	149,818
Li Ning Co., Ltd.	169,500	399,640
Logan Property Holdings Co., Ltd.	140,000	226,509
Longfor Group Holdings Ltd.	180,000	678,528
LONGi Green Energy Technology Co., Ltd. Class A	97,190	327,018
Luxshare Precision Industry Co., Ltd. Class A	89,530	323,144
Luye Pharma Group Ltd.(a)(b)	178,500	129,320
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	65,500	118,635
Minth Group Ltd.	104,000	280,218
Momo, Inc. ADR	15,389	550,926
NetEase, Inc. ADR	7,024	1,796,528
New Oriental Education & Technology Group, Inc. ADR*	12,761	1,232,457
Nine Dragons Paper Holdings Ltd.	158,000	140,152
OFILM Group Co., Ltd. Class A	89,100	101,706
Ping An Bank Co., Ltd. Class A	359,200	720,670
Ping An Insurance Group Co. of China Ltd. Class A	445,400	5,746,239
Ping An Insurance Group Co. of China Ltd. Class H	541,500	6,501,466
Sanan Optoelectronics Co., Ltd. Class A*	104,000	170,802
Sany Heavy Industry Co., Ltd. Class A	224,300	427,157
SF Holding Co., Ltd. Class A	24,300	120,150
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	308,000	279,122
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	70,300	258,956
Shenzhen Inovance Technology Co., Ltd. Class A	45,200	150,770
Shenzhou International Group Holdings Ltd.	80,500	1,106,650
Shimao Property Holdings Ltd.	125,000	380,800
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	43,000	186,129
Sino Biopharmaceutical Ltd.	673,000	688,291
SSY Group Ltd.	210,000	189,773
Sun Art Retail Group Ltd.	218,500	206,963
Sunac China Holdings Ltd.	246,000	1,209,139
Suning.com Co., Ltd. Class A	137,500	229,824
Sunny Optical Technology Group Co., Ltd.	70,600	729,270
TAL Education Group ADR*	36,454	1,388,897
Tasly Pharmaceutical Group Co., Ltd. Class A	35,609	85,804
TBEA Co., Ltd. Class A	186,551	196,918
TCL Corp. Class A	654,000	317,083
Tencent Holdings Ltd.	571,300	25,784,369
Tianqi Lithium Corp. Class A	38,765	142,681
Tingyi Cayman Islands Holding Corp.	188,000	313,795
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	55,230	123,836
Tunghsu Optoelectronic Technology Co., Ltd. Class A	182,700	136,726
Uni-President China Holdings Ltd.	147,000	163,699
Vipshop Holdings Ltd. ADR*	46,303	399,595
Walvax Biotechnology Co., Ltd. Class A*	44,800	184,984
Want Want China Holdings Ltd.	675,000	548,640
Weibo Corp. ADR*	7,694	335,074
Wens Foodstuffs Group Co., Ltd. Class A	133,800	698,582
WH Group Ltd.(b)	856,500	868,285
Wuxi Biologics Cayman, Inc.*(b)	54,000	484,877
Xinyi Glass Holdings Ltd.	248,000	260,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2019

Investments	Shares	Value
Yonghui Superstores Co., Ltd. Class A	149,200	$221,792
Yonyou Network Technology Co., Ltd. Class A	69,400	271,606
Yuexiu Property Co., Ltd.	1,380,000	312,653
Yum China Holdings, Inc.	36,130	1,669,206
YY, Inc. ADR*	4,452	310,260
Zall Smart Commerce Group Ltd.*(a)	355,000	47,712
Zhejiang Dahua Technology Co., Ltd. Class A	72,500	153,269
Zhejiang Longsheng Group Co., Ltd. Class A	116,700	267,950
Zhongsheng Group Holdings Ltd.	61,000	169,824
ZTO Express Cayman, Inc. ADR	42,785	818,049

Total China		112,818,595

Czech Republic - 0.1%
Komercni Banka AS	10,574	421,676

Hong Kong - 0.1%
Chow Tai Fook Jewellery Group Ltd.	81,200	88,346
United Energy Group Ltd.*(a)	1,130,000	221,299

Total Hong Kong		309,645

Hungary - 0.3%
OTP Bank Nyrt	27,030	1,077,636

India - 9.8%
Adani Ports & Special Economic Zone Ltd.	73,245	435,263
Ambuja Cements Ltd.	88,130	271,754
Apollo Hospitals Enterprise Ltd.	7,549	148,645
Ashok Leyland Ltd.	129,967	164,277
Asian Paints Ltd.	27,119	533,580
Aurobindo Pharma Ltd.	23,632	208,170
Avenue Supermarts Ltd.*(b)	8,803	178,273
Bajaj Auto Ltd.	6,411	262,565
Bajaj Finserv Ltd.	3,451	426,186
Bharti Airtel Ltd.	131,814	661,958
Bharti Infratel Ltd.	71,329	275,954
Biocon Ltd.	28,111	102,035
Bosch Ltd.	780	184,624
Britannia Industries Ltd.	5,327	211,737
Cadila Healthcare Ltd.	22,238	77,866
Cipla Ltd.	30,866	247,478
Dabur India Ltd.	47,920	278,033
Divi’s Laboratories Ltd.	6,679	154,519
Dr. Reddy’s Laboratories Ltd.	7,002	258,712
Eicher Motors Ltd.	1,102	305,544
Glenmark Pharmaceuticals Ltd.	16,251	104,377
Godrej Consumer Products Ltd.	36,152	347,288
Havells India Ltd.	24,195	275,555
HCL Technologies Ltd.	49,604	765,070
HDFC Life Insurance Co., Ltd.(b)	35,063	235,717
Hero MotoCorp Ltd.	7,549	282,319
Hindalco Industries Ltd.	88,634	265,860
Hindustan Unilever Ltd.	53,711	1,390,950
ICICI Bank Ltd. ADR	111,759	1,407,046
ICICI Prudential Life Insurance Co., Ltd.(b)	34,437	193,893
Indiabulls Ventures Ltd.	25,798	102,534
Infosys Ltd. ADR	260,636	2,788,805
JSW Steel Ltd.	93,541	374,828
Kotak Mahindra Bank Ltd.	61,996	1,326,635
Lupin Ltd.	19,803	216,527
Mahindra & Mahindra Ltd.	51,769	491,497
Marico Ltd.	59,786	320,940
Maruti Suzuki India Ltd.	8,674	821,144
Mindtree Ltd.	12,180	163,641
Motherson Sumi Systems Ltd.	86,207	152,301
Mphasis Ltd.	10,262	149,275
Nestle India Ltd.	2,043	352,576
Oracle Financial Services Software Ltd.	2,687	123,422
Page Industries Ltd.	557	166,079
Pidilite Industries Ltd.	13,362	235,087
Piramal Enterprises Ltd.	7,545	212,750
Reliance Industries Ltd. GDR(b)	173,016	6,254,528
Shree Cement Ltd.	901	284,822
Sun Pharmaceutical Industries Ltd.	88,209	512,367
Tata Consultancy Services Ltd.	76,153	2,457,107
Tata Steel Ltd.	25,572	186,861
Tech Mahindra Ltd.	39,188	401,148
Titan Co., Ltd.	23,409	452,631
UltraTech Cement Ltd.	9,023	595,523
United Spirits Ltd.*	25,562	216,616
UPL Ltd.	30,081	408,525
Vedanta Ltd.	141,809	358,182
Wipro Ltd.	120,166	488,306
Yes Bank Ltd.	102,785	161,934
Zee Entertainment Enterprises Ltd.	42,867	210,306

Total India		31,642,145

Indonesia - 2.1%
Adaro Energy Tbk PT	2,494,600	240,145
Astra International Tbk PT	2,093,400	1,103,934
Bank Central Asia Tbk PT	1,218,600	2,585,563
Charoen Pokphand Indonesia Tbk PT	772,000	258,472
Gudang Garam Tbk PT	43,200	235,073
Hanjaya Mandala Sampoerna Tbk PT	958,000	212,927
Indah Kiat Pulp & Paper Corp. Tbk PT	325,900	216,267
Indocement Tunggal Prakarsa Tbk PT	215,100	304,512
Indofood CBP Sukses Makmur Tbk PT	257,800	185,218
Indofood Sukses Makmur Tbk PT	593,300	295,023
Kalbe Farma Tbk PT	2,309,000	238,623
Matahari Department Store Tbk PT	320,800	78,341
Pabrik Kertas Tjiwi Kimia Tbk PT	147,400	131,202
Unilever Indonesia Tbk PT	126,100	401,663
United Tractors Tbk PT	239,200	477,469

Total Indonesia		6,964,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2019

Investments	Shares	Value
Malaysia - 2.0%
AirAsia Group Bhd	359,500	$237,492
Genting Malaysia Bhd	657,600	515,577
HAP Seng Consolidated Bhd	112,100	269,908
Hartalega Holdings Bhd	290,000	367,719
Hong Leong Bank Bhd	112,208	515,899
Hong Leong Financial Group Bhd	55,400	248,546
Nestle Malaysia Bhd	9,000	324,719
Press Metal Aluminium Holdings Bhd	431,600	459,538
Public Bank Bhd	474,200	2,639,226
QL Resources Bhd	140,100	231,890
Top Glove Corp. Bhd	265,400	315,333
YTL Corp. Bhd	957,458	259,492

Total Malaysia		6,385,339

Mexico - 2.6%
Alfa S.A.B. de C.V. Class A	231,871	227,627
America Movil S.A.B. de C.V. Series L	1,398,389	1,016,857
Arca Continental S.A.B. de C.V.	28,790	155,627
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	144,187	220,427
Cemex S.A.B. de C.V. Series CPO	1,002,059	421,966
Coca-Cola Femsa S.A.B. de C.V. UNIT	36,377	225,533
El Puerto de Liverpool S.A.B. de C.V. Class C1	18,621	103,584
Fomento Economico Mexicano S.A.B. de C.V.	114,246	1,105,849
Gruma S.A.B. de C.V. Class B	14,232	133,448
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	27,688	168,939
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	27,473	285,832
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	13,209	213,890
Grupo Bimbo S.A.B. de C.V. Series A	112,661	234,744
Grupo Carso S.A.B. de C.V. Series A1	38,066	141,789
Grupo Financiero Banorte S.A.B. de C.V. Class O	191,026	1,107,279
Grupo Financiero Inbursa S.A.B. de C.V. Class O	154,872	223,783
Grupo Mexico S.A.B. de C.V. Series B	232,347	616,435
Grupo Televisa S.A.B. Series CPO	137,592	232,404
Industrias Penoles S.A.B. de C.V.	10,227	132,178
Infraestructura Energetica Nova S.A.B. de C.V.	34,159	134,046
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	105,513	196,014
Mexichem S.A.B. de C.V.	75,720	158,797
Wal-Mart de Mexico S.A.B. de C.V.	302,933	826,253

Total Mexico		8,283,301

Philippines - 1.2%
Aboitiz Equity Ventures, Inc.	165,450	177,608
Ayala Corp.	16,995	296,546
Ayala Land, Inc.	417,090	413,549
Bank of the Philippine Islands	160,200	245,451
BDO Unibank, Inc.	134,633	367,886
JG Summit Holdings, Inc.	232,400	305,724
Jollibee Foods Corp.	27,290	150,099
Manila Electric Co.	24,930	188,307
Metropolitan Bank & Trust Co.	134,669	187,278
PLDT, Inc.	6,380	160,636
SM Investments Corp.	32,575	616,086
SM Prime Holdings, Inc.	734,200	531,645
Universal Robina Corp.	69,180	224,141

Total Philippines		3,864,956

Poland - 1.2%
Alior Bank S.A.*	14,574	194,700
Bank Millennium S.A.*	94,867	238,109
Bank Polska Kasa Opieki S.A.	23,928	717,352
CCC S.A.	4,461	201,685
CD Projekt S.A.	11,598	669,594
Cyfrowy Polsat S.A.	39,311	313,712
Dino Polska S.A.*(b)	8,898	312,332
LPP S.A.	218	446,616
mBank S.A.	2,045	235,801
Santander Bank Polska S.A.	5,176	514,658

Total Poland		3,844,559

Russia - 4.8%
Globaltrans Investment PLC GDR Reg S	17,546	163,178
Lukoil PJSC ADR	71,534	6,038,900
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	12,411	114,181
MMC Norilsk Nickel PJSC ADR	81,008	1,839,692
Mobile TeleSystems PJSC ADR	65,560	610,364
Novatek PJSC GDR Reg S	15,969	3,385,428
Novolipetsk Steel PJSC GDR Reg S	13,032	328,928
PhosAgro PJSC GDR Reg S	15,499	203,347
Polymetal International PLC	27,964	354,759
Polyus PJSC GDR Reg S	5,627	260,192
Severstal PJSC GDR Reg S	26,423	445,227
X5 Retail Group N.V. GDR Reg S	16,282	558,310
Yandex N.V. Class A*	31,081	1,181,078

Total Russia		15,483,584

South Africa - 6.4%
Absa Group Ltd.	53,183	663,786
Anglo American Platinum Ltd.	3,826	227,079
AngloGold Ashanti Ltd.	26,243	472,723
Aspen Pharmacare Holdings Ltd.	22,564	160,734
AVI Ltd.	26,819	173,756

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2019

Investments	Shares	Value
Barloworld Ltd.	17,211	$156,228
Bid Corp., Ltd.	24,536	534,159
Bidvest Group Ltd. (The)	23,509	315,676
Capitec Bank Holdings Ltd.	4,744	436,927
Clicks Group Ltd.	21,376	311,198
Discovery Ltd.	36,181	382,587
Exxaro Resources Ltd.	24,613	300,200
FirstRand Ltd.	244,969	1,190,861
Foschini Group Ltd. (The)	19,516	249,533
Gold Fields Ltd.	53,459	290,966
Impala Platinum Holdings Ltd.*	54,995	272,026
Imperial Logistics Ltd.	25,518	93,069
Investec Ltd.	32,964	214,738
Kumba Iron Ore Ltd.(a)	5,655	200,265
Life Healthcare Group Holdings Ltd.	113,330	180,347
Mondi Ltd.	10,709	240,711
Motus Holdings Ltd.	8,096	41,981
Mr. Price Group Ltd.	15,976	224,902
MTN Group Ltd.	106,366	805,217
MultiChoice Group Ltd.*	34,626	328,967
Naspers Ltd. Class N	30,189	7,320,762
Nedbank Group Ltd.	18,132	325,575
Netcare Ltd.	104,897	133,750
Oceana Group Ltd.	3,679	18,002
PSG Group Ltd.	14,832	251,396
Remgro Ltd.	37,953	505,726
Sanlam Ltd.	140,102	776,553
Sappi Ltd.	47,097	183,328
Shoprite Holdings Ltd.	33,061	369,641
SPAR Group Ltd. (The)	17,156	227,303
Standard Bank Group Ltd.	93,387	1,302,468
Tiger Brands Ltd.	14,218	225,552
Truworths International Ltd.	35,113	174,304
Vodacom Group Ltd.	45,199	383,580
Woolworths Holdings Ltd.	63,935	221,622

Total South Africa		20,888,198

South Korea - 13.7%
Amorepacific Corp.	2,602	370,700
Amorepacific Group	2,352	126,904
BNK Financial Group, Inc.	32,353	209,868
Celltrion Healthcare Co., Ltd.*	4,066	198,960
Celltrion, Inc.*	6,845	1,218,246
CJ CheilJedang Corp.	700	180,055
CJ Corp.	1,467	128,322
CJ Corp. (Preference Shares)*†	167	5,303
CJ ENM Co., Ltd.	817	125,241
DB Insurance Co., Ltd.	3,739	192,026
DGB Financial Group, Inc.	21,828	154,071
Doosan Corp.	1,047	91,130
E-Mart, Inc.	1,485	180,055
Fila Korea Ltd.	3,532	234,620
GS Engineering & Construction Corp.	5,629	196,709
GS Holdings Corp.	5,406	239,715
Hana Financial Group, Inc.	20,889	676,611
Hankook Tire & Technology Co., Ltd.	6,057	184,126
Hanmi Science Co., Ltd.	2,100	124,038
Hanon Systems	11,278	113,791
Hanwha Chemical Corp.	9,995	196,498
Helixmith Co., Ltd.*	1,040	151,859
HLB, Inc.*	2,579	78,845
Hotel Shilla Co., Ltd.	2,861	240,347
Hyundai Department Store Co., Ltd.	1,597	114,383
Hyundai Engineering & Construction Co., Ltd.	6,042	280,476
Hyundai Glovis Co., Ltd.	1,677	233,834
Hyundai Heavy Industries Holdings Co., Ltd.	690	193,617
Hyundai Marine & Fire Insurance Co., Ltd.	5,562	137,045
Hyundai Merchant Marine Co., Ltd.*	36,313	116,520
Hyundai Motor Co.	10,096	1,224,128
Hyundai Steel Co.	7,026	254,351
Kakao Corp.	3,859	439,491
KB Financial Group, Inc.	26,585	1,055,664
Kia Motors Corp.	18,248	695,373
Korea Investment Holdings Co., Ltd.	4,492	313,952
Korea Shipbuilding & Offshore Engineering Co., Ltd.*	3,264	334,979
Korea Zinc Co., Ltd.	980	404,001
Korean Air Lines Co., Ltd.	5,066	127,017
KT&G Corp.	8,890	758,381
LG Chem Ltd.	3,483	1,069,349
LG Corp.	9,705	646,356
LG Display Co., Ltd.*	13,117	202,779
LG Electronics, Inc.	7,352	504,927
LG Household & Health Care Ltd.	664	755,062
LG Innotek Co., Ltd.	1,261	119,039
LG Uplus Corp.	17,993	225,955
Lotte Chemical Corp.	1,056	230,927
Lotte Corp.	3,795	144,615
Lotte Shopping Co., Ltd.	818	113,705
LS Corp.	3,049	125,430
Medy-Tox, Inc.	389	151,604
Mirae Asset Daewoo Co., Ltd.	34,691	245,765
NAVER Corp.	9,475	935,478
NCSoft Corp.	1,230	508,128
Netmarble Corp.*(b)	2,498	244,467
NH Investment & Securities Co., Ltd.	15,742	197,687
OCI Co., Ltd.	1,729	139,710
Orion Corp.	1,964	157,338
POSCO	5,483	1,161,039
S-1 Corp.	2,011	169,985
Samsung Biologics Co., Ltd.*(b)	1,166	323,145
Samsung C&T Corp.	6,681	553,736
Samsung Electro-Mechanics Co., Ltd.	4,098	347,105
Samsung Electronics Co., Ltd.	356,715	14,520,075
Samsung Engineering Co., Ltd.*	12,135	180,241
Samsung Fire & Marine Insurance Co., Ltd.	2,454	569,586
Samsung Heavy Industries Co., Ltd.*	34,377	242,945
Samsung Life Insurance Co., Ltd.	6,086	440,644
Samsung SDS Co., Ltd.	2,832	527,329
Samsung Securities Co., Ltd.	7,390	250,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2019

Investments	Shares	Value
Shinhan Financial Group Co., Ltd.	33,341	$1,296,506
Shinsegae, Inc.	793	206,723
SillaJen, Inc.*(a)	4,653	199,072
SK Holdings Co., Ltd.	2,441	490,462
SK Hynix, Inc.	36,841	2,217,511
SK Innovation Co., Ltd.	5,654	778,579
SK Telecom Co., Ltd.	2,686	602,498
Woongjin Coway Co., Ltd.	4,070	272,825
Yuhan Corp.	717	151,826

Total South Korea		44,521,653

Taiwan - 11.1%
Acer, Inc.*	267,000	165,481
Advantech Co., Ltd.	27,000	229,495
ASE Technology Holding Co., Ltd.*	236,062	467,419
Asia Cement Corp.	180,000	275,568
Asustek Computer, Inc.	46,000	330,269
AU Optronics Corp.	680,000	203,609
Catcher Technology Co., Ltd.	64,000	458,475
Cathay Financial Holding Co., Ltd.*	584,000	808,513
Chang Hwa Commercial Bank Ltd.	531,857	358,744
Cheng Shin Rubber Industry Co., Ltd.	142,000	183,332
Chicony Electronics Co., Ltd.	72,240	177,696
China Development Financial Holding Corp.	1,216,000	370,757
China Life Insurance Co., Ltd.	379,564	303,680
Chroma ATE, Inc.	34,000	151,065
Compal Electronics, Inc.	364,000	238,491
CTBC Financial Holding Co., Ltd.	1,472,672	1,012,300
Delta Electronics, Inc.	153,000	775,849
E.Sun Financial Holding Co., Ltd.	849,496	711,116
Eclat Textile Co., Ltd.	15,000	192,212
Far Eastern New Century Corp.	336,080	362,487
Far EasTone Telecommunications Co., Ltd.	119,000	299,995
Feng TAY Enterprise Co., Ltd.	28,000	218,162
Formosa Chemicals & Fibre Corp.	266,000	882,113
Formosa Petrochemical Corp.	190,000	675,961
Formosa Plastics Corp.	332,000	1,223,909
Fubon Financial Holding Co., Ltd.	476,000	702,671
Highwealth Construction Corp.	112,000	178,316
Hiwin Technologies Corp.	23,064	193,069
Hon Hai Precision Industry Co., Ltd.	894,068	2,228,009
Hotai Motor Co., Ltd.	24,000	392,537
Innolux Corp.	711,000	167,795
Inventec Corp.	253,000	201,198
Largan Precision Co., Ltd.	6,000	744,700
Lite-On Technology Corp.	150,015	219,761
Macronix International	191,742	142,914
MediaTek, Inc.	118,000	1,192,936
Nan Ya Plastics Corp.	373,000	943,924
Nanya Technology Corp.	106,000	220,126
Novatek Microelectronics Corp.	46,000	256,218
Pegatron Corp.	148,000	255,883
Pou Chen Corp.	230,000	285,098
Powertech Technology, Inc.	83,000	203,094
President Chain Store Corp.	41,000	396,674
Quanta Computer, Inc.	200,000	388,931
Realtek Semiconductor Corp.	41,000	301,631
Shin Kong Financial Holding Co., Ltd.	903,454	274,298
SinoPac Financial Holdings Co., Ltd.	811,452	340,941
Synnex Technology International Corp.	128,000	160,724
Taishin Financial Holding Co., Ltd.	735,771	338,754
Taiwan Cement Corp.	289,600	429,372
Taiwan Mobile Co., Ltd.	119,000	469,341
Taiwan Semiconductor Manufacturing Co., Ltd.	1,349,000	10,380,431
Tatung Co., Ltd.*	141,000	85,119
Tripod Technology Corp.	35,000	123,956
Uni-President Enterprises Corp.	364,160	969,624
United Microelectronics Corp.	934,000	419,495
Walsin Technology Corp.	23,000	121,444
Wistron Corp.	285,078	222,118
WPG Holdings Ltd.	130,360	169,353
Yageo Corp.	21,396	181,862
Yuanta Financial Holding Co., Ltd.	880,236	528,547

Total Taiwan		35,907,562

Thailand - 2.4%
Advanced Info Service PCL NVDR	122,000	867,237
Bangkok Dusit Medical Services PCL NVDR	463,100	392,618
Bangkok Expressway & Metro PCL NVDR	1,195,400	444,365
Banpu PCL NVDR	387,300	189,435
Berli Jucker PCL NVDR	177,400	292,124
BTS Group Holdings PCL NVDR	896,900	350,951
Bumrungrad Hospital PCL NVDR	47,600	262,310
Central Pattana PCL NVDR	169,400	414,282
Charoen Pokphand Foods PCL NVDR	455,400	419,501
CP ALL PCL NVDR	533,500	1,496,079
Energy Absolute PCL NVDR	305,200	554,819
Fabrinet*	4,711	233,995
Gulf Energy Development PCL NVDR	90,600	363,375
Home Product Center PCL NVDR	510,800	291,481
Indorama Ventures PCL NVDR	236,100	361,839
Land & Houses PCL NVDR	637,500	230,741
Minor International PCL NVDR	280,700	375,274
Robinson PCL NVDR	65,200	119,589
True Corp. PCL NVDR	1,364,200	260,229

Total Thailand		7,920,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2019

Investments	Shares	Value
Turkey - 0.6%
Akbank T.A.S.*	244,033	$286,899
BIM Birlesik Magazalar AS	18,952	260,983
Enka Insaat ve Sanayi AS	150,167	142,015
Haci Omer Sabanci Holding AS	101,339	150,502
KOC Holding AS	89,902	272,628
Tupras Turkiye Petrol Rafinerileri AS	12,627	251,055
Turkcell Iletisim Hizmetleri AS	97,230	215,170
Turkiye Garanti Bankasi AS*	184,231	289,852

Total Turkey		1,869,104

United Kingdom - 0.3%
Antofagasta PLC	22,163	262,211
Fresnillo PLC	10,160	112,522
Investec PLC	55,956	363,910
Mediclinic International PLC	25,015	97,070

Total United Kingdom		835,713

TOTAL COMMON STOCKS (Cost: $315,095,488)		323,157,785

RIGHTS - 0.0%

Chile - 0.0%
Enel Americas S.A., expiring 7/26/19*	528,955	7,764

South Korea - 0.0%
Helixmith Co., Ltd., expiring 8/6/19*	69	1,948

TOTAL RIGHTS (Cost: $0)		9,712

WARRANTS - 0.0%

Thailand - 0.0%
Minor International PCL, expiring 12/31/21* (Cost: $0)	13,535	2,449

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $742,337)(d)	742,337	742,337

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $315,837,825)		323,912,283
Other Assets less Liabilities - 0.1%		224,385

NET ASSETS - 100.0%		$324,136,668

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $5,303, which represent less than 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,642,194 and the total market value of the collateral held by the Fund was $2,770,651. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,028,314.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2019	23,206	USD	181,261	HKD	$5	$—

CURRENCY LEGEND

HKD	Hong Kong dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.0%

Brazil - 4.4%
AES Tiete Energia S.A.	565,759	$1,737,436
Banco do Brasil S.A.	769,188	10,825,408
Banco Santander Brasil S.A.	273,594	3,245,165
BB Seguridade Participacoes S.A.	960,001	8,110,532
CCR S.A.	2,430,159	8,661,363
Cia de Saneamento Basico do Estado de Sao Paulo	428,774	5,288,285
Cia de Saneamento de Minas Gerais-COPASA	150,737	2,636,664
Cia de Saneamento do Parana	171,772	3,611,441
Cia Hering	322,400	2,501,709
Cielo S.A.	3,812,760	6,685,126
EcoRodovias Infraestrutura e Logistica S.A.	394,231	1,106,787
EDP - Energias do Brasil S.A.	399,262	1,968,886
Engie Brasil Energia S.A.	904,256	10,256,091
Ez Tec Empreendimentos e Participacoes S.A.	284,366	1,906,828
Fleury S.A.	312,134	1,738,761
Hypera S.A.	608,548	4,761,811
Itau Unibanco Holding S.A.	504,463	4,097,409
Mahle-Metal Leve S.A.	43,604	281,239
MRV Engenharia e Participacoes S.A.	477,031	2,435,781
Petrobras Distribuidora S.A.	449,847	2,934,308
Qualicorp Consultoria e Corretora de Seguros S.A.	720,536	4,318,347
Smiles Fidelidade S.A.	124,860	1,368,275
Transmissora Alianca de Energia Eletrica S.A.	1,197,724	8,487,648
Tupy S.A.	280,412	1,528,396
Wiz Solucoes e Corretagem de Seguros S.A.	101,231	288,692

Total Brazil		100,782,388

Chile - 0.8%
AES Gener S.A.	7,510,320	2,060,347
Aguas Andinas S.A. Class A	6,921,995	4,078,059
Banco Santander Chile	54,977,900	4,089,232
CAP S.A.	173,121	1,980,201
Colbun S.A.	19,922,188	4,107,970
Empresas Lipigas S.A.	252,583	1,971,669
Enel Generacion Chile S.A.	1,177,875	753,184

Total Chile		19,040,662

China - 25.6%
Agile Group Holdings Ltd.	2,666,000	3,569,454
Agricultural Bank of China Ltd. Class H	24,848,000	10,400,379
Anhui Expressway Co., Ltd. Class H	310,000	190,861
Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd. Class A	727,200	619,385
Anhui Jinhe Industrial Co., Ltd. Class A	396,800	1,053,773
Anhui Yingjia Distillery Co., Ltd. Class A	148,600	387,494
Anxin Trust Co., Ltd. Class A*	1,349,900	992,530
Bank of Beijing Co., Ltd. Class A	4,023,000	3,461,691
Bank of China Ltd. Class H	69,075,084	29,177,316
Bank of Communications Co., Ltd. Class H	20,083,287	15,244,018
Bank of Nanjing Co., Ltd. Class A	1,571,500	1,889,928
Baoshan Iron & Steel Co., Ltd. Class A	6,611,800	6,257,254
Beijing Capital Land Ltd. Class H(a)	854,000	304,980
Beijing Enterprises Water Group Ltd.*	8,536,000	5,069,701
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,430,000	247,104
CGN Power Co., Ltd. Class H(b)	8,531,000	2,347,731
China Aoyuan Group Ltd.	1,230,000	1,728,691
China Cinda Asset Management Co., Ltd. Class H	8,653,000	1,993,651
China CITIC Bank Corp., Ltd. Class H	11,984,000	6,826,086
China Construction Bank Corp. Class H	73,626,054	63,424,428
China Evergrande Group(a)	2,705,000	7,582,656
China Fortune Land Development Co., Ltd. Class A	307,000	1,455,817
China Gezhouba Group Co., Ltd. Class A*	1,275,500	1,156,962
China Jinmao Holdings Group Ltd.	5,384,000	3,273,472
China Lesso Group Holdings Ltd.	1,501,000	1,206,564
China Lilang Ltd.	1,333,000	1,225,080
China Mobile Ltd.	6,200,500	56,469,194
China Oriental Group Co., Ltd.	2,260,000	1,322,010
China Petroleum & Chemical Corp. Class H	61,564,000	41,843,820
China Power International Development Ltd.	10,019,000	2,449,445
China Resources Cement Holdings Ltd.	2,312,000	2,240,236
China Resources Power Holdings Co., Ltd.	3,892,000	5,679,206
China Sanjiang Fine Chemicals Co., Ltd.	2,494,000	533,117
China SCE Group Holdings Ltd.	1,450,000	697,856
China Shenhua Energy Co., Ltd. Class H	5,014,500	10,500,764
China South Publishing & Media Group Co., Ltd. Class A	691,332	1,272,285
China State Construction International Holdings Ltd.	2,026,000	2,079,811
China Suntien Green Energy Corp., Ltd. Class H	3,532,000	931,318
China Union Holdings Ltd. Class A	596,050	443,460
China Vanke Co., Ltd. Class H	909,800	3,412,114
China Yangtze Power Co., Ltd. Class A*	4,286,700	11,171,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2019

Investments	Shares	Value
China Yongda Automobiles Services Holdings Ltd.(a)	1,466,500	$1,342,141
China ZhengTong Auto Services Holdings Ltd.	1,319,000	547,016
China Zhongwang Holdings Ltd.(a)	4,408,800	2,223,446
Chinese Universe Publishing and Media Group Co., Ltd. Class A	589,000	1,077,099
Chongqing Changan Automobile Co., Ltd. Class A	1,367,300	1,319,861
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,205,991	1,200,059
CIFI Holdings Group Co., Ltd.	3,782,000	2,493,094
CNHTC Jinan Truck Co., Ltd. Class A	185,291	432,992
CNOOC Ltd.	16,774,600	28,685,908
Country Garden Holdings Co., Ltd.	6,061,000	9,216,599
CPMC Holdings Ltd.(a)	949,000	369,275
Daqin Railway Co., Ltd. Class A	4,479,886	5,276,746
Datang International Power Generation Co., Ltd. Class H	2,282,000	572,508
DeHua TB New Decoration Materials Co., Ltd. Class A	748,600	658,321
Dongfeng Motor Group Co., Ltd. Class H	3,722,000	3,049,062
Fangda Carbon New Material Co., Ltd. Class A	2,939,323	5,259,566
Fangda Special Steel Technology Co., Ltd. Class A	693,600	987,640
Fantasia Holdings Group Co., Ltd.*(a)	2,182,500	399,485
Financial Street Holdings Co., Ltd. Class A	842,100	961,237
Gemdale Corp. Class A	1,178,909	2,047,724
Great Wall Motor Co., Ltd. Class H(a)	3,030,000	2,168,026
Gree Real Estate Co., Ltd. Class A	859,900	609,716
Greenland Holdings Group Co., Ltd. Class A	832,900	828,255
Guangdong Ellington Electronics Technology Co., Ltd. Class A	527,157	788,245
Guangdong Tapai Group Co., Ltd. Class A	435,600	740,767
Guangxi Guiguan Electric Power Co., Ltd. Class A	1,297,884	1,145,142
Guangzhou Automobile Group Co., Ltd. Class H	4,486,000	4,788,895
Guangzhou R&F Properties Co., Ltd. Class H(a)	1,038,800	1,997,155
Guizhou Panjiang Refined Coal Co., Ltd. Class A	1,366,180	1,175,564
Guotai Junan International Holdings Ltd.(a)	2,010,000	347,328
Harbin Pharmaceutical Group Co., Ltd. Class A*	2,445,615	1,474,142
Hebei Chengde Lolo Co. Class A	514,920	624,504
Henan Shuanghui Investment & Development Co., Ltd. Class A	546,037	1,978,781
Hisense Home Appliances Group Co., Ltd. Class H	575,000	697,728
HLA Corp., Ltd. Class A	893,104	1,179,397
Hopson Development Holdings Ltd.	690,000	746,304
Huabao International Holdings Ltd.(a)	955,000	403,392
Huafa Industrial Co., Ltd. Zhuhai Class A	555,000	631,095
Huafu Fashion Co., Ltd. Class A	373,370	394,663
Huapont Life Sciences Co., Ltd. Class A	2,539,000	1,796,593
Huayu Automotive Systems Co., Ltd. Class A	864,943	2,720,145
Industrial & Commercial Bank of China Ltd. Class H	59,403,823	43,341,029
Industrial Bank Co., Ltd. Class A	4,664,712	12,421,936
Jiangsu Expressway Co., Ltd. Class H	1,656,527	2,357,834
Jinke Properties Group Co., Ltd. Class A	960,300	843,092
JNBY Design Ltd.	243,500	446,326
Joyoung Co., Ltd. Class A	273,064	827,346
Kaisa Group Holdings Ltd.*	1,543,000	762,365
Kingboard Holdings Ltd.	1,076,000	2,995,584
Kingboard Laminates Holdings Ltd.	2,355,500	2,158,769
KWG Group Holdings Ltd.*	2,251,500	2,285,363
Lee & Man Paper Manufacturing Ltd.	2,546,000	1,782,607
Lenovo Group Ltd.	10,052,000	7,784,269
Liuzhou Iron & Steel Co., Ltd. Class A	501,400	422,682
Livzon Pharmaceutical Group, Inc. Class H	186,500	620,672
Logan Property Holdings Co., Ltd.	1,282,000	2,074,173
Lonking Holdings Ltd.	2,982,000	793,928
Maanshan Iron & Steel Co., Ltd. Class H(a)	2,308,000	915,814
Nine Dragons Paper Holdings Ltd.	2,509,000	2,225,583
Ningbo Sanxing Medical Electric Co., Ltd. Class A	891,465	752,806
Poly Property Group Co., Ltd.	1,071,000	392,072
Powerlong Real Estate Holdings Ltd.	2,138,000	1,067,290
Red Star Macalline Group Corp., Ltd. Class H(b)	1,055,000	923,674
RiseSun Real Estate Development Co., Ltd. Class A	704,600	963,294
SAIC Motor Corp., Ltd. Class A	2,770,478	10,285,979
Sansteel Minguang Co., Ltd. Fujian Class A	1,032,294	1,397,774
Shaanxi Coal Industry Co., Ltd. Class A	2,692,600	3,622,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2019

Investments	Shares	Value
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	255,750	$959,579
Shandong Chenming Paper Holdings Ltd. Class H	1,352,500	593,802
Shandong Hi-speed Co., Ltd. Class A	794,100	554,967
Shanghai Industrial Holdings Ltd.	596,000	1,292,319
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	2,478,100	1,461,250
Shanxi Lu’an Environmental Energy Development Co., Ltd. Class A	814,900	942,054
Shanying International Holding Co., Ltd. Class A*	2,455,200	1,204,668
Shenzhen Expressway Co., Ltd. Class H	1,004,000	1,206,728
Shenzhen Investment Ltd.	3,298,000	1,215,775
Shenzhen Jinjia Group Co., Ltd. Class A	1,201,900	2,171,655
Shenzhen Overseas Chinese Town Co., Ltd. Class A	1,994,300	2,018,023
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	2,906,600	1,984,764
Shimao Property Holdings Ltd.	1,202,000	3,661,773
Shougang Fushan Resources Group Ltd.	9,800,000	2,132,480
Shui On Land Ltd.	2,288,000	530,084
Sino-Ocean Group Holding Ltd.	3,758,500	1,597,212
Sinopec Shanghai Petrochemical Co., Ltd. Class H	8,046,000	3,192,653
Sinotruk Hong Kong Ltd.(a)	915,500	1,584,328
SITC International Holdings Co., Ltd.	2,007,000	2,044,892
Sou Yu Te Group Co., Ltd. Class A*	1,517,300	607,512
TCL Corp. Class A	4,607,600	2,233,931
TCL Electronics Holdings Ltd.	1,118,000	539,502
Tianneng Power International Ltd.	1,014,000	816,392
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	1,027,700	453,377
Weichai Power Co., Ltd. Class H	2,834,000	4,788,326
Weifu High-Technology Group Co., Ltd. Class A	285,500	771,498
WH Group Ltd.(b)	10,945,000	11,095,603
Xingda International Holdings Ltd.	1,507,000	424,371
Xinyi Glass Holdings Ltd.	4,170,000	4,376,832
Xinyi Solar Holdings Ltd.	6,104,000	3,008,051
Xiwang Special Steel Co., Ltd.	2,617,000	462,267
XTEP International Holdings Ltd.	1,998,400	1,204,795
Yanzhou Coal Mining Co., Ltd. Class H	2,742,000	2,562,125
Yuexiu Property Co., Ltd.	4,954,000	1,122,378
Yuzhou Properties Co., Ltd.	2,621,000	1,231,241
Zhejiang Chint Electrics Co., Ltd. Class A	413,500	1,390,113
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	492,600	522,127
Zhuzhou Kibing Group Co., Ltd. Class A	1,163,600	659,028
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	2,365,600	1,553,348

Total China		582,125,623

Czech Republic - 0.7%
CEZ AS	436,996	10,561,671
Komercni Banka AS	82,715	3,298,553
Moneta Money Bank AS(b)	397,576	1,363,046
O2 Czech Republic AS	25,034	248,179

Total Czech Republic		15,471,449

Hong Kong - 0.2%
Chow Tai Fook Jewellery Group Ltd.	2,231,200	2,427,545
Stella International Holdings Ltd.	1,065,500	1,800,269

Total Hong Kong		4,227,814

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	1,043,705	1,550,270

India - 3.5%
Bharat Petroleum Corp., Ltd.	2,205,984	12,541,935
Bharti Infratel Ltd.	1,609,630	6,227,253
Coal India Ltd.	3,401,472	12,506,517
Greaves Cotton Ltd.	519,073	1,092,627
Hindustan Petroleum Corp., Ltd.	1,844,327	7,749,767
Indian Oil Corp., Ltd.	7,303,892	16,495,987
Mangalore Refinery & Petrochemicals Ltd.	34,498	30,186
National Aluminium Co., Ltd.	1,761,332	1,260,509
NHPC Ltd.	6,996,920	2,513,833
NLC India Ltd.	146,035	138,572
Oil India Ltd.	688,151	1,774,523
Vedanta Ltd.	6,618,999	16,718,301

Total India		79,050,010

Indonesia - 2.0%
Adaro Energy Tbk PT	44,415,700	4,275,728
AKR Corporindo Tbk PT	3,724,300	1,078,208
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,262,700	509,925
Bukit Asam Tbk PT	8,774,400	1,838,416
Indika Energy Tbk PT	3,626,400	431,241
Indo Tambangraya Megah Tbk PT	1,480,100	1,838,666
Indocement Tunggal Prakarsa Tbk PT	3,777,000	5,347,018
Matahari Department Store Tbk PT	6,950,800	1,697,417
Telekomunikasi Indonesia Persero Tbk PT	90,651,100	26,564,895
Waskita Beton Precast Tbk PT	45,225,900	1,280,507

Total Indonesia		44,862,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2019

Investments	Shares	Value
Malaysia - 2.6%
AirAsia Group Bhd	3,745,800	$2,474,539
Astro Malaysia Holdings Bhd	7,734,500	2,713,860
Berjaya Sports Toto Bhd	1,439,872	961,657
Bermaz Auto Bhd	1,808,500	1,164,092
British American Tobacco Malaysia Bhd	300,097	2,091,420
CIMB Group Holdings Bhd	4,152,600	5,406,168
DiGi.Com Bhd	3,739,447	4,569,681
Lotte Chemical Titan Holding Bhd(b)	1,528,200	1,102,005
Mah Sing Group Bhd	1,405,800	312,967
Malayan Banking Bhd	7,299,865	15,686,098
MISC Bhd	3,231,200	5,590,582
Sime Darby Bhd	12,430,400	5,971,742
SP Setia Bhd	1,882,293	983,848
Sunway Bhd	1,808,449	735,195
Sunway Construction Group Bhd	926,000	450,396
Telekom Malaysia Bhd	5,946,600	5,755,935
YTL Corp. Bhd	9,141,778	2,477,626
YTL Power International Bhd	7,354,396	1,459,312

Total Malaysia		59,907,123

Mexico - 1.5%
Concentradora Fibra Danhos S.A. de C.V.	1,869,683	2,472,908
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	762,433	7,932,432
Grupo Mexico S.A.B. de C.V. Series B	6,307,558	16,734,442
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	2,643,295	4,910,521
Macquarie Mexico Real Estate Management S.A. de C.V.(b)	1,910,587	2,167,002
Nemak S.A.B. de C.V.(b)	1,864,935	873,658

Total Mexico		35,090,963

Philippines - 0.6%
Aboitiz Power Corp.	3,682,200	2,501,036
DMCI Holdings, Inc.	8,473,700	1,703,505
Globe Telecom, Inc.	7,520	332,004
Manila Electric Co.	117,080	884,356
PLDT, Inc.	198,329	4,993,547
Semirara Mining & Power Corp.	4,659,600	2,105,392

Total Philippines		12,519,840

Poland - 1.0%
Asseco Poland S.A.	135,638	1,938,621
Bank Handlowy w Warszawie S.A.	107,164	1,543,148
Bank Polska Kasa Opieki S.A.(a)	283,564	8,501,141
Ciech S.A.*	160,605	1,798,042
Powszechny Zaklad Ubezpieczen S.A.	705,441	8,259,024
Warsaw Stock Exchange	21,718	250,131

Total Poland		22,290,107

Russia - 18.3%
Gazprom Neft PJSC ADR	71,364	2,255,102
Gazprom PJSC ADR	11,282,232	82,653,632
Lukoil PJSC ADR	685,046	57,831,583
Magnit PJSC GDR Reg S	758,276	11,051,873
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	504,356	4,640,075
MMC Norilsk Nickel PJSC ADR	2,844,938	64,608,542
Mobile TeleSystems PJSC ADR	1,854,219	17,262,779
Novolipetsk Steel PJSC GDR Reg S	341,113	8,609,692
PhosAgro PJSC GDR Reg S	169,211	2,220,048
Polyus PJSC GDR Reg S	123,673	5,718,640
Rosneft Oil Co. PJSC GDR Reg S	2,243,976	14,698,043
Rostelecom PJSC ADR	386,484	2,964,332
RusHydro PJSC ADR	2,559,860	2,332,033
Sberbank of Russia PJSC ADR	3,474,521	53,438,133
Severstal PJSC GDR Reg S	978,866	16,493,892
Tatneft PJSC ADR	882,733	65,145,695
VTB Bank PJSC GDR Reg S	3,806,849	4,789,016

Total Russia		416,713,110

South Africa - 7.6%
Absa Group Ltd.	1,036,268	12,933,830
Aeci Ltd.	297,787	1,932,065
African Rainbow Minerals Ltd.	46,963	606,702
Alexander Forbes Group Holdings Ltd.	1,470,617	603,838
Assore Ltd.	19,401	504,629
Astral Foods Ltd.	123,220	1,354,513
AVI Ltd.	629,183	4,076,387
Blue Label Telecoms Ltd.*	1,154,215	385,523
Coronation Fund Managers Ltd.	486,513	1,542,213
Exxaro Resources Ltd.	630,003	7,684,015
FirstRand Ltd.	3,052,811	14,840,542
Foschini Group Ltd. (The)	442,409	5,656,686
Hyprop Investments Ltd.	400,694	1,985,391
Imperial Logistics Ltd.	256,918	937,030
Investec Ltd.	251,813	1,640,389
Kumba Iron Ore Ltd.(a)	225,723	7,993,728
Liberty Holdings Ltd.	277,868	2,082,052
Metair Investments Ltd.	129,654	216,531
MTN Group Ltd.(a)	4,637,566	35,107,538
Nedbank Group Ltd.	313,064	5,621,332
Netcare Ltd.	2,563,656	3,268,826
Peregrine Holdings Ltd.	343,089	448,653
Reunert Ltd.	71,104	340,513
RMB Holdings Ltd.	1,022,614	6,120,636
SPAR Group Ltd. (The)	285,093	3,777,248
Standard Bank Group Ltd.	1,609,608	22,449,188
Telkom S.A. SOC Ltd.	1,049,033	6,858,282
Truworths International Ltd.	1,062,413	5,273,923
Tsogo Sun Holdings Ltd.	1,357,171	1,465,807
Tsogo Sun Hotels Ltd.*	1,349,131	401,833
Vodacom Group Ltd.(a)	1,580,276	13,410,983

Total South Africa		171,520,826

South Korea - 1.0%
Daishin Securities Co., Ltd.	35,770	429,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2019

Investments	Shares	Value
Doosan Corp.	20,657	$1,797,972
Huchems Fine Chemical Corp.	66,244	1,262,173
KEPCO Plant Service & Engineering Co., Ltd.	33,500	906,660
Kumho Industrial Co., Ltd.	37,409	456,820
Meritz Financial Group, Inc.	32,984	418,495
Meritz Fire & Marine Insurance Co., Ltd.	40,862	732,554
Orange Life Insurance Ltd.(b)	58,544	1,604,744
S-Oil Corp.	79,719	5,778,790
Seah Besteel Corp.	73,370	1,169,192
Ssangyong Cement Industrial Co., Ltd.(a)	322,444	1,759,319
Woongjin Coway Co., Ltd.	107,560	7,210,102

Total South Korea		23,525,881

Taiwan - 24.9%
Accton Technology Corp.(a)	989,000	4,187,237
Alpha Networks, Inc.(a)	1,013,000	647,404
Asustek Computer, Inc.	1,848,000	13,268,211
Aten International Co., Ltd.	339,000	1,009,594
AU Optronics Corp.(a)	44,929,000	13,452,879
Cathay Financial Holding Co., Ltd.*	8,710,000	12,058,468
Chang Wah Electromaterials, Inc.	89,000	455,609
Charoen Pokphand Enterprise	633,000	1,410,312
Cheng Shin Rubber Industry Co., Ltd.(a)	3,887,000	5,018,391
Chicony Electronics Co., Ltd.	2,018,386	4,964,816
Chicony Power Technology Co., Ltd.(a)	646,045	1,018,172
Chin-Poon Industrial Co., Ltd.	948,000	1,060,642
China Development Financial Holding Corp.	11,383,000	3,470,661
China General Plastics Corp.(a)	865,300	665,840
Chong Hong Construction Co., Ltd.	488,000	1,403,062
Chung-Hsin Electric & Machinery Manufacturing Corp.	861,000	587,685
Chunghwa Telecom Co., Ltd.	6,274,000	22,825,931
Cleanaway Co., Ltd.	398,000	2,075,887
Compal Electronics, Inc.	8,403,000	5,505,596
Compeq Manufacturing Co., Ltd.	2,604,000	2,184,008
Continental Holdings Corp.	1,850,000	1,021,507
CTBC Financial Holding Co., Ltd.	20,994,000	14,431,073
CTCI Corp.	1,912,000	2,847,116
Da-Li Development Co., Ltd.	498,000	478,607
Elite Advanced Laser Corp.(a)	159,500	277,306
Elite Material Co., Ltd.	826,000	2,491,869
Elite Semiconductor Memory Technology, Inc.	608,000	632,283
Everlight Electronics Co., Ltd.	1,480,000	1,381,864
Far Eastern Department Stores Ltd.	2,966,000	2,148,618
Far EasTone Telecommunications Co., Ltd.	2,695,000	6,794,008
Faraday Technology Corp.	509,000	791,536
Feng Hsin Steel Co., Ltd.	98,000	198,464
First Financial Holding Co., Ltd.	12,124,585	8,900,354
FLEXium Interconnect, Inc.(a)	680,000	1,887,216
Formosa Chemicals & Fibre Corp.	8,892,000	29,487,790
Formosa International Hotels Corp.	40,000	243,404
Formosa Petrochemical Corp.	2,964,000	10,544,986
Formosa Plastics Corp.	9,519,000	35,091,534
Foxsemicon Integrated Technology, Inc.	118,000	459,698
Fubon Financial Holding Co., Ltd.	7,251,000	10,703,918
Getac Technology Corp.(a)	1,197,000	1,795,914
Gigabyte Technology Co., Ltd.(a)	1,969,000	3,372,585
Global PMX Co., Ltd.	99,000	396,835
Great Wall Enterprise Co., Ltd.	1,056,150	1,358,463
Greatek Electronics, Inc.	1,307,000	1,809,462
HannStar Display Corp.(a)	8,168,000	1,735,662
Highwealth Construction Corp.	2,357,000	3,752,593
Hotai Motor Co., Ltd.(a)	801,000	13,100,919
Huaku Development Co., Ltd.(a)	544,000	1,492,258
Innolux Corp.(a)	30,920,000	7,297,078
Inventec Corp.	8,748,000	6,956,828
ITEQ Corp.	625,000	2,193,371
KEE TAI Properties Co., Ltd.	888,000	354,520
Kenda Rubber Industrial Co., Ltd.	1,423,543	1,363,525
King Yuan Electronics Co., Ltd.	2,846,000	2,455,700
King’s Town Bank Co., Ltd.	1,484,000	1,614,939
Kinik Co.	306,000	598,020
Kung Long Batteries Industrial Co., Ltd.	162,000	852,783
L&K Engineering Co., Ltd.	385,000	340,878
Lealea Enterprise Co., Ltd.	1,500,000	466,041
Lelon Electronics Corp.	145,000	190,940
Lien Hwa Industrial Corp.	1,043,908	1,257,012
Lion Travel Service Co., Ltd.	168,000	462,467
Lite-On Semiconductor Corp.	507,000	500,316
Marketech International Corp.(a)	289,000	479,193
Mega Financial Holding Co., Ltd.	10,706,302	10,651,322
Merry Electronics Co., Ltd.	804,275	4,376,196
Micro-Star International Co., Ltd.(a)	1,600,000	4,533,235
momo.com, Inc.	73,000	616,961
Namchow Holdings Co., Ltd.	929,000	1,663,015
Nan Ya Plastics Corp.	14,803,000	37,460,867
Nanya Technology Corp.(a)	3,031,000	6,294,354
Nien Made Enterprise Co., Ltd.	337,000	2,533,508
Novatek Microelectronics Corp.	1,397,000	7,781,226
Nuvoton Technology Corp.	189,000	274,742
Oriental Union Chemical Corp.	1,555,000	1,289,179
Pegatron Corp.(a)	6,144,000	10,622,605
Pou Chen Corp.	6,973,000	8,643,426
Powertech Technology, Inc.	1,904,000	4,658,929
President Chain Store Corp.(a)	1,725,000	16,689,338
Primax Electronics Ltd.(a)	1,248,000	2,173,789
Qisda Corp.	4,243,000	2,745,836
Quanta Computer, Inc.	7,441,990	14,472,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2019

Investments	Shares	Value
Radiant Opto-Electronics Corp.(a)	1,386,170	$4,641,468
Rechi Precision Co., Ltd.	1,307,000	1,098,302
Ruentex Industries Ltd.	1,187,600	2,886,840
Sanyang Motor Co., Ltd.	874,000	634,547
Sercomm Corp.(a)	685,000	1,484,264
Shinkong Insurance Co., Ltd.	442,000	566,384
Sigurd Microelectronics Corp.	678,000	648,323
Sinbon Electronics Co., Ltd.	394,000	1,439,785
Sinon Corp.	3,631,000	2,466,688
SinoPac Financial Holdings Co., Ltd.	11,121,440	4,672,799
Sitronix Technology Corp.	356,000	1,490,043
Sunonwealth Electric Machine Industry Co., Ltd.	283,000	299,770
Supreme Electronics Co., Ltd.	1,537,000	1,561,273
Synnex Technology International Corp.	3,572,000	4,485,198
Systex Corp.	288,000	711,203
Taichung Commercial Bank Co., Ltd.	358,813	144,405
Taiflex Scientific Co., Ltd.	574,000	798,364
Taiwan Cogeneration Corp.	792,000	702,510
Taiwan Cooperative Financial Holding Co., Ltd.	9,188,320	6,153,256
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	1,432,000	2,549,610
Taiwan Mobile Co., Ltd.	3,161,253	12,468,117
Taiwan Paiho Ltd.	544,000	1,571,075
Taiwan PCB Techvest Co., Ltd.	842,000	1,000,332
Taiyen Biotech Co., Ltd.	1,045,000	1,140,569
Thinking Electronic Industrial Co., Ltd.	81,000	207,328
Tong Hsing Electronic Industries Ltd.	369,000	1,306,847
Tong Yang Industry Co., Ltd.	802,000	1,159,381
Topco Scientific Co., Ltd.	469,435	1,262,024
Transcend Information, Inc.	803,000	1,851,118
Tripod Technology Corp.	1,346,000	4,766,980
TXC Corp.	832,000	932,198
TYC Brother Industrial Co., Ltd.	186,000	160,791
Uni-President Enterprises Corp.	15,081,000	40,155,144
United Microelectronics Corp.(a)	22,947,000	10,306,368
UPC Technology Corp.	4,043,680	1,484,182
Walsin Lihwa Corp.	6,192,000	2,930,582
Waterland Financial Holdings Co., Ltd.(a)	4,591,000	1,581,600
Weikeng Industrial Co., Ltd.	707,000	455,255
Winbond Electronics Corp.(a)	9,000,000	4,404,450
Wistron Corp.	7,129,561	5,554,995
Wistron NeWeb Corp.	622,840	1,467,889
Wowprime Corp.	103,000	260,655
WPG Holdings Ltd.	3,948,280	5,129,287
YFY, Inc.	5,506,000	2,109,545
Zeng Hsing Industrial Co., Ltd.	100,000	471,675

Total Taiwan		565,335,905

Thailand - 2.7%
AP Thailand PCL NVDR	7,152,300	1,830,784
Bangchak Corp. PCL NVDR(a)	1,809,300	1,799,418
Bangkok Land PCL NVDR(a)	34,534,800	1,936,899
Big Camera Corp. PCL NVDR(a)	12,820,941	472,411
BTS Group Holdings PCL NVDR(a)	7,944,443	3,108,611
Esso Thailand PCL NVDR	4,114,300	1,448,910
Hana Microelectronics PCL NVDR	1,589,100	1,334,290
IRPC PCL NVDR(a)	12,630,000	2,059,183
Jasmine International PCL NVDR	11,894,600	2,792,569
KGI Securities Thailand PCL NVDR	13,844,700	2,139,851
LPN Development PCL NVDR	5,826,400	1,396,398
Major Cineplex Group PCL NVDR	2,555,300	2,437,190
Pruksa Holding PCL NVDR(a)	2,932,000	2,036,410
PTT Global Chemical PCL NVDR	2,613,034	5,453,140
Quality Houses PCL NVDR	19,137,400	1,934,489
Ratch Group PCL NVDR(a)	1,198,300	2,608,185
Sansiri PCL NVDR(a)	37,556,200	1,812,446
Siam Cement PCL (The) NVDR(a)	189,200	2,911,956
Siam Commercial Bank PCL (The) NVDR	676,300	3,076,346
Siamgas & Petrochemicals PCL NVDR(a)	4,954,400	1,615,521
Somboon Advance Technology PCL NVDR	1,454,200	858,271
SPCG PCL NVDR	3,022,100	1,911,755
Star Petroleum Refining PCL NVDR(a)	4,779,338	1,574,022
Thai Oil PCL NVDR(a)	1,216,400	2,637,665
Thai Vegetable Oil PCL NVDR	2,110,797	1,927,197
Thanachart Capital PCL NVDR	1,181,600	2,138,381
Tisco Financial Group PCL NVDR	760,500	2,318,635
TPI Polene Power PCL NVDR	9,615,600	1,912,616
TTW PCL NVDR	4,924,077	2,280,000

Total Thailand		61,763,549

Turkey - 1.5%
Aksa Akrilik Kimya Sanayii AS	390,383	624,316
Aygaz AS	330,203	501,242
Borusan Mannesmann Boru Sanayi ve Ticaret AS	350,692	475,957
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,721,719	727,099
Eregli Demir ve Celik Fabrikalari T.A.S.	4,751,711	6,465,416
Ford Otomotiv Sanayi AS	127,742	1,380,338
Iskenderun Demir ve Celik AS	860,839	1,026,935
Tofas Turk Otomobil Fabrikasi AS	301,811	1,007,080
Tupras Turkiye Petrol Rafinerileri AS	454,738	9,041,298
Turkcell Iletisim Hizmetleri AS	3,753,380	8,306,235
Turkiye Garanti Bankasi AS*	2,243,896	3,530,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2019

Investments	Shares	Value
Vestel Beyaz Esya Sanayi ve Ticaret AS	90,334	$277,999

Total Turkey		33,364,249

TOTAL COMMON STOCKS (Cost: $2,107,494,535)		2,249,141,790

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Global High Dividend Fund(c) (Cost: $2,254,734)	50,000	2,317,500

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(d) (Cost: $12,951,736)(e)	12,951,736	12,951,736

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $2,122,701,005)		2,264,411,026
Other Assets less Liabilities - 0.4%		8,127,075

NET ASSETS - 100.0%		$2,272,538,101

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(e)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $127,887,165 and the total market value of the collateral held by the Fund was $141,613,923. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $128,662,187.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) S.A.	7/1/2019	2,277,815	BRL	589,497	USD	$4,822	$—
Bank of America N.A.	7/1/2019	339,271	TWD	10,931	USD	—	(8)

						$4,822	$(8)

CURRENCY LEGEND

BRL	Brazilian real
TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 9.5%
B3 S.A. - Brasil Bolsa Balcao	6,700	$65,485
Banco Bradesco S.A. (Preference Shares)	7,200	70,898
Banco do Brasil S.A.	4,800	67,554
BB Seguridade Participacoes S.A.	11,300	95,468
Centrais Eletricas Brasileiras S.A.	2,800	25,753
Cia Brasileira de Distribuicao (Preference Shares)	1,753	43,305
Cia de Saneamento Basico do Estado de Sao Paulo	2,100	25,900
Cia Siderurgica Nacional S.A.	5,700	24,852
Hypera S.A.	38,377	300,295
IRB Brasil Resseguros S.A.	17,387	446,850
Itausa - Investimentos Itau S.A. (Preference Shares)	47,657	160,280
JBS S.A.	4,400	24,361
Lojas Renner S.A.	8,822	108,553
Magazine Luiza S.A.	1,325	72,987
Multiplan Empreendimentos Imobiliarios S.A.	3,700	26,799
Petrobras Distribuidora S.A.	12,300	80,232
Porto Seguro S.A.	6,000	80,905
Sul America S.A.	51,331	502,509
Telefonica Brasil S.A. (Preference Shares)	10,157	132,268
TIM Participacoes S.A.	33,665	102,155

Total Brazil		2,457,409

Chile - 0.7%
Cia Cervecerias Unidas S.A.	3,167	44,546
Embotelladora Andina S.A. Class B, (Preference Shares)	37,979	136,874

Total Chile		181,420

China - 27.8%
Angang Steel Co., Ltd. Class H	35,400	16,131
Anhui Conch Cement Co., Ltd. Class H	21,000	131,578
ANTA Sports Products Ltd.	34,000	233,485
Bank of Guiyang Co., Ltd. Class A	74,760	94,153
Bank of Nanjing Co., Ltd. Class A	91,900	110,521
Bank of Shanghai Co., Ltd. Class A	69,000	119,047
Baoshan Iron & Steel Co., Ltd. Class A	23,800	22,524
Beijing Capital International Airport Co., Ltd. Class H	122,000	106,970
China Coal Energy Co., Ltd. Class H	384,000	159,744
China International Travel Service Corp., Ltd. Class A	6,500	83,896
China Longyuan Power Group Corp., Ltd. Class H	218,000	139,799
China Mobile Ltd.	34,500	314,198
China Oriental Group Co., Ltd.	182,000	106,463
China Railway Construction Corp., Ltd. Class H	104,000	127,529
China Resources Cement Holdings Ltd.	100,000	96,896
China Resources Gas Group Ltd.	24,000	119,040
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	6,200	26,485
China Shenhua Energy Co., Ltd. Class H	71,000	148,680
China Telecom Corp., Ltd. Class H	590,000	296,794
China Unicom Hong Kong Ltd.	260,000	285,210
Chongqing Rural Commercial Bank Co., Ltd. Class H	482,000	262,208
CNOOC Ltd.	108,000	184,689
Dali Foods Group Co., Ltd.(a)	216,500	143,825
Daqin Railway Co., Ltd. Class A	24,400	28,740
Industrial Bank Co., Ltd. Class A	40,900	108,915
Inner Mongolia Yitai Coal Co., Ltd. Class B	166,500	180,486
Jiangsu Expressway Co., Ltd. Class H	112,000	159,416
Jiangxi Copper Co., Ltd. Class H	126,000	167,731
Kunlun Energy Co., Ltd.	160,000	139,469
Lee & Man Paper Manufacturing Ltd.	210,000	147,034
Lenovo Group Ltd.	200,000	154,880
Li Ning Co., Ltd.	121,500	286,468
Longfor Group Holdings Ltd.	30,000	113,088
Maanshan Iron & Steel Co., Ltd. Class H	260,000	103,168
Metallurgical Corp. of China Ltd. Class H	586,000	156,767
People’s Insurance Co. Group of China Ltd. (The) Class H	612,000	238,925
Ping An Insurance Group Co. of China Ltd. Class H	24,000	288,154
RiseSun Real Estate Development Co., Ltd. Class A	16,800	22,968
Shaanxi Coal Industry Co., Ltd. Class A	19,700	26,503
Shanghai 2345 Network Holding Group Co., Ltd. Class A	45,600	25,826
Shanghai Pudong Development Bank Co., Ltd. Class A	69,100	117,509
Shenzhen Investment Ltd.	428,000	157,778
Shui On Land Ltd.	712,000	164,956
Tingyi Cayman Islands Holding Corp.	66,000	110,162
Tong Ren Tang Technologies Co., Ltd. Class H	133,000	158,493
Weichai Power Co., Ltd. Class H	55,000	92,928
Yuexiu Property Co., Ltd.	684,000	154,967
Yum China Holdings, Inc.	5,962	275,444
Yuzhou Properties Co., Ltd.	212,000	99,589
Zhuzhou CRRC Times Electric Co., Ltd. Class H	28,100	148,008

Total China		7,158,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2019

Investments	Shares	Value
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	12,038	$133,872

India - 13.6%
Bajaj Auto Ltd.	3,050	124,914
Bharti Infratel Ltd.	28,149	108,901
Bosch Ltd.	526	124,503
Cipla Ltd.	3,365	26,980
Coal India Ltd.	41,248	151,660
Container Corp. of India Ltd.	3,259	26,914
Divi’s Laboratories Ltd.	1,112	25,726
Dr. Reddy’s Laboratories Ltd.	980	36,209
Dr. Reddy’s Laboratories Ltd. ADR	2,516	94,275
GAIL India Ltd.	28,510	128,843
Glenmark Pharmaceuticals Ltd.	3,310	21,259
Godrej Consumer Products Ltd.	2,513	24,141
HCL Technologies Ltd.	18,281	281,958
Hindustan Petroleum Corp., Ltd.	5,665	23,804
Hindustan Unilever Ltd.	992	25,690
ICICI Lombard General Insurance Co., Ltd.(a)	6,398	103,120
Indian Oil Corp., Ltd.	10,915	24,652
Infosys Ltd.	1,974	20,933
Infosys Ltd. ADR	23,861	255,313
JSW Steel Ltd.	27,600	110,596
Nestle India Ltd.	961	165,847
Oil & Natural Gas Corp., Ltd.	60,931	148,074
Petronet LNG Ltd.	41,474	147,264
Power Grid Corp. of India Ltd.	58,778	176,179
Tata Consultancy Services Ltd.	8,833	285,000
Tata Steel Ltd.	15,169	110,843
Tech Mahindra Ltd.	21,326	218,304
Titan Co., Ltd.	9,014	174,293
Wipro Ltd.	29,659	120,522
Wipro Ltd. ADR	51,359	222,384

Total India		3,509,101

Indonesia - 2.1%
Adaro Energy Tbk PT	284,600	27,397
Bank Negara Indonesia Persero Tbk PT	137,100	89,281
Bukit Asam Tbk PT	292,100	61,201
Charoen Pokphand Indonesia Tbk PT	161,100	53,938
Gudang Garam Tbk PT	22,700	123,522
Indofood CBP Sukses Makmur Tbk PT	205,000	147,284
United Tractors Tbk PT	13,600	27,147

Total Indonesia		529,770

Malaysia - 4.2%
CIMB Group Holdings Bhd	94,800	123,418
Hong Leong Bank Bhd	29,200	134,253
Malayan Banking Bhd	59,000	126,780
Malaysia Airports Holdings Bhd	72,000	148,617
Petronas Chemicals Group Bhd	70,900	144,116
RHB Bank Bhd	167,900	227,117
Tenaga Nasional Bhd	49,400	165,444

Total Malaysia		1,069,745

Mexico - 3.3%
Alfa S.A.B. de C.V. Class A	110,936	108,905
America Movil S.A.B. de C.V. Series L	174,561	126,934
Gruma S.A.B. de C.V. Class B	12,298	115,314
Grupo Bimbo S.A.B. de C.V. Series A	33,520	69,843
Grupo Financiero Inbursa S.A.B. de C.V. Class O	80,100	115,741
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	48,800	90,657
Megacable Holdings S.A.B. de C.V. Series CPO	32,355	137,324
Mexichem S.A.B. de C.V.	42,592	89,323

Total Mexico		854,041

Philippines - 1.3%
DMCI Holdings, Inc.	348,600	70,081
Manila Electric Co.	20,260	153,032
Metro Pacific Investments Corp.	1,137,000	106,521

Total Philippines		329,634

Poland - 1.2%
Grupa Lotos S.A.	5,188	117,833
Jastrzebska Spolka Weglowa S.A.*	5,955	75,372
Powszechny Zaklad Ubezpieczen S.A.	10,115	118,422

Total Poland		311,627

Russia - 5.4%
Gazprom PJSC ADR	32,610	238,901
Lukoil PJSC ADR	1,782	150,436
Magnit PJSC GDR Reg S	1,745	25,433
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	15,295	140,714
MMC Norilsk Nickel PJSC ADR	5,900	133,989
Novolipetsk Steel PJSC GDR Reg S	6,132	154,772
PhosAgro PJSC GDR Reg S	3,217	42,207
Polyus PJSC GDR Reg S	609	28,160
Rosneft Oil Co. PJSC GDR Reg S	24,112	157,934
Severstal PJSC GDR Reg S	10,074	169,747
Tatneft PJSC ADR	2,162	159,556

Total Russia		1,401,849

South Africa - 1.3%
Anglo American Platinum Ltd.	493	29,260
AngloGold Ashanti Ltd.	1,724	31,055
Telkom S.A. SOC Ltd.	40,897	267,373

Total South Africa		327,688

South Korea - 13.1%
BGF Retail Co., Ltd.	154	28,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2019

Investments	Shares	Value
Cheil Worldwide, Inc.	5,419	$137,980
Daelim Industrial Co., Ltd.	251	24,999
DB Insurance Co., Ltd.	3,636	186,736
Fila Korea Ltd.	934	62,043
GS Engineering & Construction Corp.	5,623	196,499
Hankook Tire & Technology Co., Ltd.	3,632	110,408
Hyundai Marine & Fire Insurance Co., Ltd.	3,685	90,796
Kangwon Land, Inc.	5,028	131,726
Kia Motors Corp.	3,025	115,273
Korea Zinc Co., Ltd.	68	28,033
KT&G Corp.	2,467	210,453
Kumho Petrochemical Co., Ltd.	2,485	209,621
LG Uplus Corp.	19,246	241,690
Orange Life Insurance Ltd.(a)	2,694	73,845
Ottogi Corp.	43	25,510
Samsung Fire & Marine Insurance Co., Ltd.	519	120,462
Samsung SDS Co., Ltd.	1,718	319,898
Shinhan Financial Group Co., Ltd.	3,045	118,408
SK Hynix, Inc.	5,521	332,317
SK Telecom Co., Ltd.	1,307	293,174
Woongjin Coway Co., Ltd.	2,850	191,045
Woori Financial Group, Inc.	10,380	126,306

Total South Korea		3,375,364

Taiwan - 11.7%
Asia Cement Corp.	17,000	26,026
Chailease Holding Co., Ltd.	30,000	124,117
Chicony Electronics Co., Ltd.	84,000	206,623
China Airlines Ltd.	308,000	97,578
China Life Insurance Co., Ltd.	13,633	10,907
Chunghwa Telecom Co., Ltd.	40,000	145,527
Compal Electronics, Inc.	159,000	104,176
Eclat Textile Co., Ltd.	8,000	102,513
Eva Airways Corp.	224,000	107,819
Feng TAY Enterprise Co., Ltd.	12,000	93,498
Giant Manufacturing Co., Ltd.	13,000	101,708
Highwealth Construction Corp.	71,000	113,039
Inventec Corp.	35,000	27,834
Lite-On Technology Corp.	23,000	33,693
Novatek Microelectronics Corp.	5,000	27,850
Pou Chen Corp.	115,000	142,549
Realtek Semiconductor Corp.	4,000	29,427
Shanghai Commercial & Savings Bank Ltd. (The)	69,000	124,851
Standard Foods Corp.	34,000	66,447
Taiwan Business Bank	287,000	126,130
Taiwan Cement Corp.	65,000	96,371
Taiwan High Speed Rail Corp.	81,000	119,181
Taiwan Mobile Co., Ltd.	40,000	157,762
Uni-President Enterprises Corp.	41,000	109,168
Wistron Corp.	34,000	26,491
WPG Holdings Ltd.	171,960	223,397
Yageo Corp.	10,000	84,998
Yuanta Financial Holding Co., Ltd.	317,000	190,346
Zhen Ding Technology Holding Ltd.	58,000	185,618

Total Taiwan		3,005,644

Thailand - 3.8%
Advanced Info Service PCL NVDR	29,800	211,833
Bangkok Bank PCL NVDR	19,100	122,693
Bangkok Dusit Medical Services PCL NVDR	181,600	153,961
Charoen Pokphand Foods PCL NVDR	33,200	30,583
Home Product Center PCL NVDR	320,000	182,604
Krung Thai Bank PCL NVDR	227,600	144,720
TMB Bank PCL NVDR	2,125,300	135,831

Total Thailand		982,225

Turkey - 0.2%
TAV Havalimanlari Holding AS	9,007	42,045

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $24,768,742)		25,669,671
Other Assets less Liabilities - 0.3%		88,918

NET ASSETS - 100.0%		$25,758,589

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) S.A.	7/2/2019	11,523	USD	44,272	BRL	$—	$(28)
Bank of America N.A.	7/2/2019	10,399	USD	81,270	HKD	—	(4)
Bank of America N.A.	7/3/2019	885,409	USD	16,993,664	MXN	1,002	—
Citibank N.A.	7/3/2019	92,983,688	TWD	2,995,126	USD	—	(1,215)
Citibank N.A.	7/3/2019	7,003,142	USD	48,395,214	CNY	—	(43,058)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2019

Citibank N.A.	7/3/2019	2,954,302	USD	92,983,688	TWD	$—	$(39,609)
Credit Suisse International	7/2/2019	7,590	USD	145,780	MXN	2	—
HSBC Holdings PLC	7/3/2019	48,395,214	CNY	7,041,865	USD	4,335	—
HSBC Holdings PLC	7/3/2019	4,563,193	ZAR	323,075	USD	487	—
Morgan Stanley & Co. International	7/3/2019	16,969,572	MXN	885,409	USD	—	(2,256)
UBS AG	7/3/2019	323,075	USD	4,779,599	ZAR	—	(15,831)

						$5,826	$(102,001)

CURRENCY LEGEND

BRL	Brazilian real
CNY	Chinese yuan
HKD	Hong Kong dollar
MXN	Mexican peso
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 4.8%
Banco do Brasil S.A.	18,871	$265,587
Banco Santander Brasil S.A.	18,453	218,875
Bradespar S.A. (Preference Shares)	16,432	140,840
Braskem S.A. Class A, (Preference Shares)*	11,398	104,176
Estacio Participacoes S.A.	30,786	232,944
Itau Unibanco Holding S.A. (Preference Shares)	51,870	490,733
Lojas Renner S.A.	27,960	344,040
Magazine Luiza S.A.	5,044	277,847
Multiplan Empreendimentos Imobiliarios S.A.	33,420	242,062
Odontoprev S.A.	51,665	246,149
Porto Seguro S.A.	13,675	184,396
Raia Drogasil S.A.	11,888	236,045
Sao Martinho S.A.	35,031	184,083
SLC Agricola S.A.	33,214	153,129

Total Brazil		3,320,906

Chile - 1.6%
Cia Cervecerias Unidas S.A.	16,932	238,160
Colbun S.A.	948,652	195,613
Embotelladora Andina S.A. Class B, (Preference Shares)	52,040	187,549
Empresas CMPC S.A.	41,839	114,619
Latam Airlines Group S.A.	21,297	199,968
SONDA S.A.	116,813	162,506

Total Chile		1,098,415

China - 33.1%
AAC Technologies Holdings, Inc.	28,500	161,789
Agile Group Holdings Ltd.	186,000	249,032
Agricultural Bank of China Ltd. Class H	576,000	241,091
Air China Ltd. Class H	212,000	213,832
Anhui Conch Cement Co., Ltd. Class A	27,900	168,579
Anhui Conch Cement Co., Ltd. Class H	32,000	200,499
ANTA Sports Products Ltd.	59,000	405,165
Anxin Trust Co., Ltd. Class A*	162,100	119,186
BAIC Motor Corp., Ltd. Class H(a)	340,000	213,248
Bank of China Ltd. Class H	1,089,000	459,994
Beijing Capital International Airport Co., Ltd. Class H	194,000	170,099
BYD Electronic International Co., Ltd.(b)	152,500	217,843
China Cinda Asset Management Co., Ltd. Class H	825,000	190,080
China CITIC Bank Corp., Ltd. Class H	346,000	197,082
China Gas Holdings Ltd.	77,400	287,804
China International Travel Service Corp., Ltd. Class A	17,800	229,747
China Jinmao Holdings Group Ltd.	496,000	301,568
China Longyuan Power Group Corp., Ltd. Class H	259,000	166,092
China Medical System Holdings Ltd.	169,000	154,885
China Mobile Ltd.	66,500	605,629
China National Building Material Co., Ltd. Class H	188,000	164,838
China Petroleum & Chemical Corp. Class H	456,000	309,934
China Railway Construction Corp., Ltd. Class H	160,000	196,198
China Resources Beer Holdings Co., Ltd.	70,000	332,416
China Resources Cement Holdings Ltd.	154,000	149,220
China Resources Gas Group Ltd.	54,000	267,840
China Shenhua Energy Co., Ltd. Class H	117,500	246,054
China Southern Airlines Co., Ltd. Class H	322,000	224,215
China Yangtze Power Co., Ltd. Class A*	60,300	157,152
China ZhengTong Auto Services Holdings Ltd.(b)	322,500	133,747
Country Garden Holdings Co., Ltd.	261,000	396,887
CRRC Corp., Ltd. Class H	226,000	188,900
CSPC Pharmaceutical Group Ltd.	156,000	251,597
Dongyue Group Ltd.	231,000	141,926
Fufeng Group Ltd.*(b)	299,000	163,421
Future Land Development Holdings Ltd.	368,000	484,229
Fuyao Glass Industry Group Co., Ltd. Class H(a)	59,200	183,757
Ganfeng Lithium Co., Ltd. Class A	28,000	95,517
Geely Automobile Holdings Ltd.	160,000	273,613
Gree Electric Appliances, Inc. of Zhuhai Class A	22,200	177,773
Greenland Holdings Group Co., Ltd. Class A	130,600	129,872
Greentown Service Group Co., Ltd.(b)	296,000	239,073
Guangzhou Automobile Group Co., Ltd. Class H	194,400	207,526
Haier Electronics Group Co., Ltd.*	98,000	270,950
Haitian International Holdings Ltd.	101,000	209,692
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	48,200	193,550
Hangzhou Robam Appliances Co., Ltd. Class A	32,200	127,238
Huadong Medicine Co., Ltd. Class A	21,440	81,036
Huaneng Renewables Corp., Ltd. Class H	774,000	213,005
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	33,900	164,902
Jiangsu Expressway Co., Ltd. Class H	156,000	222,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2019

Investments	Shares	Value
Jiangsu Hengrui Medicine Co., Ltd. Class A	19,800	$190,265
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	7,600	134,510
Jinke Properties Group Co., Ltd. Class A	135,200	118,698
Kingboard Holdings Ltd.	73,500	204,624
Kingboard Laminates Holdings Ltd.	203,000	186,045
Kunlun Energy Co., Ltd.	196,000	170,849
Kweichow Moutai Co., Ltd. Class A	3,100	444,127
Lee & Man Paper Manufacturing Ltd.	181,000	126,729
Logan Property Holdings Co., Ltd.	252,000	407,716
Longfor Group Holdings Ltd.	108,500	409,002
LONGi Green Energy Technology Co., Ltd. Class A	68,900	231,830
New China Life Insurance Co., Ltd. Class H	39,700	193,101
Nexteer Automotive Group Ltd.	159,000	197,821
Ping An Insurance Group Co. of China Ltd. Class A	26,100	336,724
Ping An Insurance Group Co. of China Ltd. Class H	69,000	828,442
RiseSun Real Estate Development Co., Ltd. Class A	108,500	148,336
Shanghai 2345 Network Holding Group Co., Ltd. Class A	212,160	120,161
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	18,100	181,967
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	157,200	107,344
Shenzhou International Group Holdings Ltd.	28,100	386,296
Sihuan Pharmaceutical Holdings Group Ltd.	935,000	210,637
Silergy Corp.	16,000	313,205
Sinopec Shanghai Petrochemical Co., Ltd. Class A	129,800	97,516
Sinopec Shanghai Petrochemical Co., Ltd. Class H	362,000	143,642
SSY Group Ltd.	226,000	204,232
Sunac China Holdings Ltd.	100,000	491,520
Sunny Optical Technology Group Co., Ltd.	25,400	262,372
Tencent Holdings Ltd.	58,500	2,640,269
Uni-President China Holdings Ltd.	225,000	250,560
Weichai Power Co., Ltd. Class A	93,500	167,307
Weichai Power Co., Ltd. Class H	246,000	415,642
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	73,200	144,411
Xinyi Solar Holdings Ltd.	614,000	302,579
Zhejiang Dahua Technology Co., Ltd. Class A	54,800	115,851
Zhongsheng Group Holdings Ltd.	117,500	327,120

Total China		22,762,816

Hong Kong - 0.3%
China Water Affairs Group Ltd.	226,000	222,456

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	20,354	226,352

India - 12.1%
Adani Ports & Special Economic Zone Ltd.	44,536	264,658
AIA Engineering Ltd.*	9,371	243,488
Asian Paints Ltd.	9,184	180,700
Aurobindo Pharma Ltd.	17,999	158,550
Bajaj Auto Ltd.	6,105	250,033
Balkrishna Industries Ltd.	14,383	157,483
Bharat Forge Ltd.	24,899	162,284
Britannia Industries Ltd.	5,064	201,283
Container Corp. of India Ltd.	26,242	216,714
Eicher Motors Ltd.	691	191,589
GAIL India Ltd.	46,351	209,470
Godrej Consumer Products Ltd.	26,474	254,318
Hindustan Unilever Ltd.	13,571	351,447
Info Edge India Ltd.	11,427	371,999
Infosys Ltd.	53,332	565,558
InterGlobe Aviation Ltd.(a)	15,321	345,795
JSW Steel Ltd.	40,039	160,440
Larsen & Toubro Infotech Ltd.(a)	8,696	230,472
Marico Ltd.	50,601	271,634
Maruti Suzuki India Ltd.	3,172	300,285
Motherson Sumi Systems Ltd.	74,219	131,122
Mphasis Ltd.	12,398	180,346
Natco Pharma Ltd.	20,404	158,112
Nestle India Ltd.	1,827	315,299
Page Industries Ltd.	634	189,038
Petronet LNG Ltd.	78,514	278,784
Pidilite Industries Ltd.	12,410	218,338
Power Grid Corp. of India Ltd.	78,263	234,582
Reliance Industries Ltd.	37,559	681,832
Sun Pharmaceutical Industries Ltd.	27,052	157,133
Titan Co., Ltd.	20,995	405,954
UPL Ltd.	18,680	253,690

Total India		8,292,430

Indonesia - 2.4%
Adaro Energy Tbk PT	1,873,700	180,374
Bank Central Asia Tbk PT	181,100	384,249
Bank Danamon Indonesia Tbk PT	368,600	125,237
Bank Mandiri Persero Tbk PT	566,100	321,568
Gudang Garam Tbk PT	40,100	218,205
Kalbe Farma Tbk PT	2,376,831	245,632
United Tractors Tbk PT	92,700	185,039

Total Indonesia		1,660,304

Malaysia - 2.4%
CIMB Group Holdings Bhd	152,300	198,276
Hartalega Holdings Bhd	141,600	179,548

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2019

Investments	Shares	Value
Inari Amertron Bhd	395,875	$153,273
IOI Corp. Bhd	160,500	165,063
Malaysia Airports Holdings Bhd	94,500	195,060
My EG Services Bhd	789,050	282,588
Petronas Chemicals Group Bhd	78,400	159,361
Petronas Dagangan Bhd	29,500	181,319
Press Metal Aluminium Holdings Bhd	111,400	118,611

Total Malaysia		1,633,099

Mexico - 2.2%
Bolsa Mexicana de Valores S.A.B. de C.V.	122,158	231,006
Fomento Economico Mexicano S.A.B. de C.V.	36,125	349,673
Gruma S.A.B. de C.V. Class B	17,812	167,016
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	24,286	252,674
Grupo Financiero Inbursa S.A.B. de C.V. Class O	160,298	231,624
Grupo Mexico S.A.B. de C.V. Series B	73,222	194,264
Industrias Penoles S.A.B. de C.V.	8,773	113,386

Total Mexico		1,539,643

Philippines - 1.1%
International Container Terminal Services, Inc.	109,120	311,802
Jollibee Foods Corp.	40,860	224,736
SM Prime Holdings, Inc.	338,600	245,185

Total Philippines		781,723

Poland - 0.4%
Polski Koncern Naftowy Orlen S.A.	10,201	246,135

Russia - 3.7%
Lukoil PJSC ADR	6,377	538,346
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	16,235	149,362
Novatek PJSC GDR Reg S	1,794	380,328
Novolipetsk Steel PJSC GDR Reg S	7,417	187,205
Sberbank of Russia PJSC ADR	43,230	664,878
Severstal PJSC GDR Reg S	10,860	182,991
Tatneft PJSC ADR	5,564	410,623

Total Russia		2,513,733

Singapore - 0.4%
IGG, Inc.	230,000	256,422

South Africa - 4.7%
African Rainbow Minerals Ltd.	17,371	224,411
AVI Ltd.	28,234	182,924
Capitec Bank Holdings Ltd.	3,376	310,933
Clicks Group Ltd.	19,433	282,911
Foschini Group Ltd. (The)	18,217	232,924
KAP Industrial Holdings Ltd.	299,998	118,925
Mondi Ltd.	6,560	147,452
Mr. Price Group Ltd.	12,722	179,094
Pick n Pay Stores Ltd.	46,477	227,421
PSG Group Ltd.	12,628	214,039
Shoprite Holdings Ltd.	16,892	188,862
SPAR Group Ltd. (The)	14,521	192,391
Standard Bank Group Ltd.	27,522	383,849
Tiger Brands Ltd.	10,947	173,662
Truworths International Ltd.	35,705	177,243

Total South Africa		3,237,041

South Korea - 11.5%
CJ ENM Co., Ltd.	953	146,088
Daelim Industrial Co., Ltd.	3,160	314,727
Douzone Bizon Co., Ltd.	5,049	271,985
E-Mart, Inc.	1,027	124,523
GS Holdings Corp.	4,189	185,751
Hana Financial Group, Inc.	7,461	241,668
Hotel Shilla Co., Ltd.	3,066	257,569
KIWOOM Securities Co., Ltd.	3,513	248,266
Koh Young Technology, Inc.	2,010	144,659
Korea Investment Holdings Co., Ltd.	3,586	250,630
Kumho Petrochemical Co., Ltd.	1,961	165,419
LG Household & Health Care Ltd.	297	337,731
LG Household & Health Care Ltd. (Preference Shares)	309	215,697
LG Uplus Corp.	13,396	168,226
Lotte Chemical Corp.	798	174,508
LOTTE Fine Chemical Co., Ltd.	4,217	192,836
Medy-Tox, Inc.	484	188,629
Meritz Fire & Marine Insurance Co., Ltd.	12,536	224,739
NAVER Corp.	2,737	270,227
NCSoft Corp.	811	335,034
POSCO Chemical Co., Ltd.	2,110	97,948
S-1 Corp.	2,357	199,232
S-Oil Corp.	1,869	135,483
Samsung Electronics Co., Ltd.	47,548	1,935,440
Samsung SDS Co., Ltd.	1,465	272,788
SK Hynix, Inc.	7,676	462,029
Ssangyong Cement Industrial Co., Ltd.	30,502	166,425
Woongjin Coway Co., Ltd.	2,898	194,263

Total South Korea		7,922,520

Taiwan - 11.4%
Accton Technology Corp.	79,000	334,471
AU Optronics Corp.	552,000	165,283
Chailease Holding Co., Ltd.	70,000	289,605
China Steel Corp.	237,000	190,381
Chroma ATE, Inc.	52,000	231,040
CTBC Financial Holding Co., Ltd.	377,000	259,146
Feng TAY Enterprise Co., Ltd.	39,680	309,167
Formosa Chemicals & Fibre Corp.	65,000	215,554
Global Unichip Corp.	27,000	196,896
Gourmet Master Co., Ltd.	31,000	173,168
Hota Industrial Manufacturing Co., Ltd.	41,383	135,236
Lien Hwa Industrial Corp.	174,000	209,521
Micro-Star International Co., Ltd.	85,000	240,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2019

Investments	Shares	Value
Nan Ya Plastics Corp.	91,000	$230,287
Nien Made Enterprise Co., Ltd.	31,000	233,053
Parade Technologies Ltd.	16,000	271,994
President Chain Store Corp.	23,000	222,525
Realtek Semiconductor Corp.	55,000	404,627
Taiwan Semiconductor Manufacturing Co., Ltd.	250,291	1,925,966
TCI Co., Ltd.	19,000	261,208
Uni-President Enterprises Corp.	116,000	308,865
Vanguard International Semiconductor Corp.	106,000	222,515
Win Semiconductors Corp.	50,000	320,353
Winbond Electronics Corp.	574,000	280,906
Yageo Corp.(b)	20,000	169,996

Total Taiwan		7,802,591

Thailand - 5.1%
Airports of Thailand PCL NVDR	133,200	319,237
Bangkok Chain Hospital PCL NVDR	319,800	173,104
Beauty Community PCL NVDR(b)	782,600	104,117
Central Pattana PCL NVDR	100,400	245,537
CP ALL PCL NVDR	128,417	360,116
Energy Absolute PCL NVDR	157,800	286,862
Home Product Center PCL NVDR	513,000	292,737
Indorama Ventures PCL NVDR	93,000	142,529
IRPC PCL NVDR	1,276,400	208,103
PTT Global Chemical PCL NVDR	79,500	165,909
PTT PCL NVDR	213,200	338,909
Siam Global House PCL NVDR	302,255	174,449
Thai Oil PCL NVDR	86,100	186,701
Tisco Financial Group PCL NVDR	84,300	257,016
WHA Corp. PCL NVDR	1,414,700	218,658

Total Thailand		3,473,984

Turkey - 2.1%
BIM Birlesik Magazalar AS	13,409	184,652
Eregli Demir ve Celik Fabrikalari T.A.S.	97,422	132,557
Ford Otomotiv Sanayi AS	20,940	226,271
Haci Omer Sabanci Holding AS	146,904	218,172
TAV Havalimanlari Holding AS	37,354	174,370
Tekfen Holding AS	60,163	270,026
Turkiye Garanti Bankasi AS*	164,569	258,918

Total Turkey		1,464,966

TOTAL COMMON STOCKS (Cost: $60,109,725)		68,455,536

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $314,513)(d)	314,513	314,513

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $60,424,238)		68,770,049
Other Assets less Liabilities - (0.1)%		(40,546)

NET ASSETS - 100.0%		$68,729,503

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $742,744 and the total market value of the collateral held by the Fund was $797,316. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $482,803.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	7/2/2019	7,487	USD	58,500	HKD	$—	$(1)
HSBC Holdings PLC	7/2/2019	10,197	USD	2,899,000	HUF	—	(31)

						$—	$(32)

CURRENCY LEGEND

HKD	Hong Kong dollar
HUF	Hungary forint
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.4%

Brazil - 7.8%
AES Tiete Energia S.A.	954,661	$2,931,747
Alupar Investimento S.A.	259,463	1,749,995
Arezzo Industria e Comercio S.A.	106,042	1,388,937
Camil Alimentos S.A.	394,670	739,366
Cia de Locacao das Americas	90,239	1,150,870
Cia de Saneamento de Minas Gerais-COPASA	387,454	6,777,273
Cia de Saneamento do Parana	455,882	9,584,745
Cia Hering	535,301	4,153,745
Cia Paranaense de Energia	79,446	971,556
CVC Brasil Operadora e Agencia de Viagens S.A.	81,292	1,056,277
Duratex S.A.	253,000	780,259
EcoRodovias Infraestrutura e Logistica S.A.	1,016,300	2,853,218
EDP - Energias do Brasil S.A.	1,066,443	5,258,965
Estacio Participacoes S.A.	370,842	2,806,001
Ez Tec Empreendimentos e Participacoes S.A.	620,189	4,158,703
Fleury S.A.	626,692	3,491,024
Grendene S.A.	762,261	1,551,312
Guararapes Confeccoes S.A.	124,238	524,486
Iguatemi Empresa de Shopping Centers S.A.	144,078	1,727,365
Instituto Hermes Pardini S.A.	121,402	611,342
Iochpe Maxion S.A.	335,961	1,955,642
Linx S.A.	169,815	1,579,561
Mahle-Metal Leve S.A.	176,830	1,140,526
MRV Engenharia e Participacoes S.A.	1,323,465	6,757,782
Odontoprev S.A.	424,323	2,021,614
Qualicorp Consultoria e Corretora de Seguros S.A.	1,738,926	10,421,805
Sao Martinho S.A.	407,760	2,142,718
Ser Educacional S.A.(a)	143,514	930,511
SLC Agricola S.A.	314,553	1,450,211
Smiles Fidelidade S.A.	338,256	3,706,770
Sul America S.A.	493,447	4,830,634
Tegma Gestao Logistica S.A.	152,230	1,141,929
TOTVS S.A.	150,479	1,726,367
Transmissora Alianca de Energia Eletrica S.A.	2,769,087	19,623,081
Tupy S.A.	368,842	2,010,387
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	167,070	674,792
Via Varejo S.A.*	258,335	341,737
Wiz Solucoes e Corretagem de Seguros S.A.	568,369	1,620,882

Total Brazil		118,344,135

Chile - 1.6%
CAP S.A.	265,354	3,035,185
Empresas Lipigas S.A.	193,254	1,508,545
Engie Energia Chile S.A.	516,429	950,026
Grupo Security S.A.	3,346,364	1,366,344
Inversiones Aguas Metropolitanas S.A.	2,694,912	4,167,697
Inversiones La Construccion S.A.	175,418	2,924,968
Parque Arauco S.A.	1,314,449	3,641,427
Ripley Corp. S.A.	1,569,825	1,248,577
Salfacorp S.A.	473,131	595,813
Sociedad Matriz SAAM S.A.	16,139,292	1,535,128
SONDA S.A.	1,477,457	2,055,383
Vina Concha y Toro S.A.	734,971	1,553,404

Total Chile		24,582,497

China - 21.8%
Anhui Anke Biotechnology Group Co., Ltd. Class A	189,400	438,458
Anhui Expressway Co., Ltd. Class H	2,489,666	1,532,838
Anhui Yingjia Distillery Co., Ltd. Class A	369,900	964,563
Anhui Zhongding Sealing Parts Co., Ltd. Class A	928,400	1,296,297
Asia Cement China Holdings Corp.	906,000	1,454,239
Ausnutria Dairy Corp., Ltd.	715,000	1,424,051
BAIC Motor Corp., Ltd. Class H(a)	3,031,500	1,901,357
Bank of Chongqing Co., Ltd. Class H	2,302,500	1,358,659
Beijing Capital International Airport Co., Ltd. Class H	4,292,000	3,763,226
Beijing Capital Land Ltd. Class H(b)	7,176,000	2,562,693
Beijing Dahao Technology Corp. Ltd. Class A	317,402	473,217
Beijing Jingneng Clean Energy Co., Ltd. Class H	8,390,000	1,449,792
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	310,000	556,314
Beijing Urban Construction Investment & Development Co., Ltd. Class A	2,019,840	2,370,297
CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1
Central China Real Estate Ltd.	3,915,000	1,728,864
CGN New Energy Holdings Co., Ltd.*(a)	2,802,000	369,416
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	122,460	1,407,836
Chaowei Power Holdings Ltd.(b)	1,042,000	389,458
Chengdu Xingrong Environment Co., Ltd. Class A	1,389,100	920,228
China Agri-Industries Holdings Ltd.	3,344,000	1,074,360
China Aoyuan Group Ltd.	7,568,000	10,636,370
China BlueChemical Ltd. Class H	3,958,000	1,079,109
China Communications Services Corp., Ltd. Class H	4,388,000	3,403,684
China Datang Corp. Renewable Power Co., Ltd. Class H	4,812,000	511,227

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2019

Investments	Shares	Value
China Everbright Greentech Ltd.(a)(b)	1,320,000	$858,317
China Harmony New Energy Auto Holding Ltd.(b)	2,742,500	926,746
China High Speed Transmission Equipment Group Co., Ltd.(b)	888,000	579,686
China Lesso Group Holdings Ltd.	6,142,000	4,937,185
China Lilang Ltd.	2,879,000	2,645,916
China Maple Leaf Educational Systems Ltd.(b)	3,092,000	1,222,948
China Meidong Auto Holdings Ltd.*	1,280,000	891,290
China New Higher Education Group Ltd.(a)(b)	621,000	241,644
China Overseas Grand Oceans Group Ltd.	3,546,000	1,561,375
China Overseas Property Holdings Ltd.	2,260,000	1,177,370
China Power Clean Energy Development Co., Ltd.	1,826,000	1,257,457
China Power International Development Ltd.	21,945,000	5,365,114
China Railway Signal & Communication Corp., Ltd. Class H(a)	4,206,000	3,057,930
China Reinsurance Group Corp. Class H	20,623,000	3,669,244
China Resources Medical Holdings Co., Ltd.	1,066,000	777,754
China Sanjiang Fine Chemicals Co., Ltd.	4,659,000	995,908
China SCE Group Holdings Ltd.	11,710,000	5,635,789
China Shineway Pharmaceutical Group Ltd.	905,000	820,147
China South City Holdings Ltd.(b)	16,758,000	2,466,778
China Suntien Green Energy Corp., Ltd. Class H	8,773,000	2,313,265
China Tian Lun Gas Holdings Ltd.	599,000	687,748
China Yongda Automobiles Services Holdings Ltd.(b)	5,434,500	4,973,654
China Yuhua Education Corp., Ltd.(a)	2,604,000	1,133,261
China ZhengTong Auto Services Holdings Ltd.(b)	4,856,000	2,013,880
Chinasoft International Ltd.*(b)	684,000	336,200
Chinese Universe Publishing and Media Group Co., Ltd. Class A	1,313,600	2,402,169
Chongqing Rural Commercial Bank Co., Ltd. Class H	12,398,000	6,744,512
Chow Tai Seng Jewellery Co., Ltd. Class A*	105,500	525,173
CIMC Enric Holdings Ltd.	620,000	499,968
CITIC Guoan Information Industry Co., Ltd. Class A	2,032,000	1,189,325
CITIC Resources Holdings Ltd.	7,918,000	628,372
CITIC Telecom International Holdings Ltd.	8,331,000	3,305,741
CMST Development Co., Ltd. Class A	553,100	461,433
COFCO Tunhe Sugar Co., Ltd. Class A	1,204,200	1,521,840
Cogobuy Group*(a)(b)	1,267,000	342,191
Colour Life Services Group Co., Ltd.*(b)	1,417,000	944,969
Consun Pharmaceutical Group Ltd.	1,063,000	727,942
COSCO Shipping Energy Transportation Co., Ltd. Class H	1,458,000	862,203
CPMC Holdings Ltd.(b)	2,987,000	1,162,301
CT Environmental Group Ltd.†	6,050,000	263,296
Dah Chong Hong Holdings Ltd.	4,215,000	1,408,147
Dalian Port PDA Co., Ltd. Class A	2,484,100	770,370
Dongyue Group Ltd.	4,491,000	2,759,270
Dr Peng Telecom & Media Group Co., Ltd. Class A	1,224,600	1,340,796
Elion Clean Energy Co., Ltd. Class A	729,500	517,255
Eternal Asia Supply Chain Management Ltd. Class A	920,800	639,491
Fantasia Holdings Group Co., Ltd.*(b)	10,986,000	2,010,877
Fu Shou Yuan International Group Ltd.	1,063,000	932,038
Fufeng Group Ltd.*(b)	4,554,000	2,489,034
Fujian Funeng Co., Ltd. Class A	576,136	718,041
Goodbaby International Holdings Ltd.*(b)	1,745,000	395,347
Greatview Aseptic Packaging Co., Ltd.	3,180,000	1,815,398
Greenland Hong Kong Holdings Ltd.	5,387,000	2,144,457
Greentown China Holdings Ltd.(b)	2,376,000	1,690,952
Greentown Service Group Co., Ltd.(b)	1,266,000	1,022,523
GRG Banking Equipment Co., Ltd. Class A	1,708,682	1,704,129
Guangdong Provincial Expressway Development Co., Ltd. Class A	1,271,200	1,397,371
Guangdong Tapai Group Co., Ltd. Class A	958,400	1,629,823
Guangzhou R&F Properties Co., Ltd. Class H(b)	9,663,200	18,578,082
Guorui Properties Ltd.	2,958,000	571,722
Guotai Junan International Holdings Ltd.(b)	17,390,000	3,004,992
Guoxuan High-Tech Co., Ltd. Class A	311,600	594,772
Haisco Pharmaceutical Group Co., Ltd. Class A	297,900	615,899
Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	1,587,100	958,966
Hefei Meiya Optoelectronic Technology, Inc. Class A	211,300	1,002,924
Henan Senyuan Electric Co., Ltd. Class A	278,900	412,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2019

Investments	Shares	Value
Hisense Electric Co., Ltd. Class A	952,100	$1,194,925
Hisense Home Appliances Group Co., Ltd. Class H	2,620,000	3,179,213
Hopson Development Holdings Ltd.	2,964,000	3,205,862
Huabao International Holdings Ltd.	5,074,000	2,143,258
Huadian Fuxin Energy Corp., Ltd. Class H	7,562,000	1,384,148
Huafa Industrial Co., Ltd. Zhuhai Class A	3,717,900	4,227,654
Huaneng Renewables Corp., Ltd. Class H	9,862,000	2,714,022
Huayi Brothers Media Corp. Class A*	587,100	419,705
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A*	979,600	1,233,717
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	1,581,000	722,790
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	1,563,600	1,757,493
Jiangsu Yangnong Chemical Co., Ltd. Class A	127,173	1,012,822
Jingrui Holdings Ltd.(b)	4,513,000	1,351,734
Jiuzhitang Co., Ltd. Class A	476,900	617,971
Jizhong Energy Resources Co., Ltd. Class A	1,330,600	747,800
JNBY Design Ltd.	987,500	1,810,048
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	823,500	1,037,123
Kaisa Group Holdings Ltd.*	9,933,000	4,907,697
Lonking Holdings Ltd.	10,791,000	2,872,996
Luenmei Quantum Co., Ltd. Class A	1,002,570	1,544,369
Northeast Securities Co., Ltd. Class A	1,250,800	1,604,407
ORG Technology Co., Ltd. Class A	2,605,000	1,771,232
Oriental Energy Co., Ltd. Class A	400,000	501,434
Pacific Securities Co., Ltd. (The) Class A*	1,860,100	964,133
Poly Property Group Co., Ltd.	9,432,000	3,452,867
Powerlong Real Estate Holdings Ltd.	10,371,800	5,177,603
Rainbow Department Store Co., Ltd. Class A	504,300	958,921
Realcan Pharmaceutical Group Co., Ltd. Class A	441,200	487,560
Redco Group(a)(b)	1,484,000	642,038
Saurer Intelligent Technology Co., Ltd. Class A	419,300	434,056
Sealand Securities Co., Ltd. Class A	3,147,700	2,305,218
Shandong Chenming Paper Holdings Ltd. Class H	3,028,000	1,329,413
Shanghai Industrial Urban Development Group Ltd.	6,916,000	1,327,872
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	4,913,587	1,000,013
Shanghai La Chapelle Fashion Co., Ltd. Class H(a)	989,600	434,474
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	508,298	1,228,506
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	258,846	790,674
Shenzhen Expressway Co., Ltd. Class H	2,777,697	3,338,570
Shenzhen Huaqiang Industry Co., Ltd. Class A	296,881	574,458
Shenzhen Sunlord Electronics Co., Ltd. Class A	588,000	1,505,036
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	220,500	500,502
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	321,300	541,714
Shougang Fushan Resources Group Ltd.	21,400,000	4,656,640
Shui On Land Ltd.	20,169,500	4,672,870
Sichuan Hebang Biotechnology Co., Ltd. Class A*	3,643,400	1,007,885
Sichuan Languang Development Co., Ltd. Class A	1,057,600	957,773
Sihuan Pharmaceutical Holdings Group Ltd.	5,793,000	1,305,047
Sinochem International Corp. Class A	658,300	715,971
Sinopec Engineering Group Co., Ltd. Class H	3,566,900	3,022,448
Sinopec Kantons Holdings Ltd.	3,460,000	1,448,218
SITC International Holdings Co., Ltd.	6,171,000	6,287,508
Skyworth Digital Holdings Ltd.(b)	7,214,000	1,939,123
Springland International Holdings Ltd.	3,025,000	592,416
Sunwoda Electronic Co., Ltd. Class A	1,006,200	1,687,670
Taiji Computer Corp. Ltd. Class A	95,300	420,423
TangShan Port Group Co., Ltd. Class A	3,637,300	1,456,339
TCL Electronics Holdings Ltd.	3,792,000	1,829,867
Tiangong International Co., Ltd.	2,406,000	760,681
Tianjin Guangyu Development Co., Ltd. Class A	426,500	429,710
Tianjin Port Co., Ltd. Class A	816,280	763,001
Tianneng Power International Ltd.	3,640,000	2,930,637
Times China Holdings Ltd.	3,227,000	6,460,196
Tong Ren Tang Technologies Co., Ltd. Class H	1,060,888	1,264,239
TravelSky Technology Ltd. Class H	1,399,000	2,811,430
Tsaker Chemical Group Ltd.(a)	176,000	75,919

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2019

Investments	Shares	Value
Virscend Education Co., Ltd.(a)	1,374,000	$573,343
Wangfujing Group Co., Ltd. Class A	326,800	722,754
West China Cement Ltd.	7,392,000	1,135,411
Western Mining Co., Ltd. Class A*	1,339,700	1,244,454
Wisdom Education International Holdings Co., Ltd.(b)	766,000	406,899
Wuxi Taiji Industry Co., Ltd. Class A	795,800	874,786
Xiabuxiabu Catering Management China Holdings Co., Ltd.*(a)(b)	448,000	651,428
Xiamen ITG Group Corp. Ltd. Class A	1,770,900	2,225,131
Xingda International Holdings Ltd.	4,928,000	1,387,725
Xiwang Special Steel Co., Ltd.	6,425,000	1,134,912
XTEP International Holdings Ltd.	5,113,800	3,083,008
Yadea Group Holdings Ltd.(a)	1,408,000	448,758
Yang Quan Coal Industry Group Co., Ltd. Class A	1,677,400	1,418,938
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	236,800	1,183,621
Yifan Pharmaceutical Co., Ltd. Class A	1,055,800	1,883,079
Yixintang Pharmaceutical Group Co., Ltd. Class A	117,903	489,067
Yuexiu Property Co., Ltd.	39,626,000	8,977,667
Yuexiu Transport Infrastructure Ltd.	3,334,000	2,722,678
Yunnan Aluminium Co., Ltd. Class A*	998,500	681,823
Yuzhou Properties Co., Ltd.	17,062,000	8,015,045
Zhaojin Mining Industry Co., Ltd. Class H(b)	1,187,500	1,330,000
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	1,398,900	2,354,481
Zhejiang Runtu Co., Ltd. Class A	911,500	1,653,581
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	2,007,068	2,127,376
Zhejiang Wanliyang Co., Ltd. Class A	389,300	384,862
Zhenro Properties Group Ltd.(b)	2,805,000	1,791,610
Zhou Hei Ya International Holdings Co., Ltd.(a)(b)	1,658,500	893,732

Total China		332,567,658

Czech Republic - 0.7%
Moneta Money Bank AS(a)	3,160,004	10,833,726

Hong Kong - 1.1%
C&D International Investment Group Ltd.(b)	924,000	1,156,700
Canvest Environmental Protection Group Co., Ltd.(b)	851,000	398,677
China Water Affairs Group Ltd.	2,180,000	2,145,818
CP Pokphand Co., Ltd.	16,216,000	1,390,684
Crystal International Group Ltd.(a)	1,758,500	781,055
Hua Han Health Industry Holdings Ltd.*†(b)	8,880,000	301,210
IMAX China Holding, Inc.(a)(b)	309,400	758,005
Joy City Property Ltd.	13,994,000	1,755,407
LVGEM China Real Estate Investment Co., Ltd.(b)	2,688,000	946,176
NetDragon Websoft Holdings Ltd.	385,000	950,118
Pou Sheng International Holdings Ltd.(b)	2,290,000	530,547
Stella International Holdings Ltd.	3,112,500	5,258,880
Vinda International Holdings Ltd.	559,000	950,211

Total Hong Kong		17,323,488

Hungary - 0.2%
Magyar Telekom Telecommunications PLC	1,713,908	2,545,758

India - 3.1%
AIA Engineering Ltd.*	20,481	532,160
Amara Raja Batteries Ltd.	38,856	348,974
Apollo Hospitals Enterprise Ltd.	43,275	852,115
Apollo Tyres Ltd.	325,548	946,307
Arvind Ltd.	129,829	119,057
Bajaj Corp., Ltd.	187,955	898,149
Bata India Ltd.	26,840	562,424
Birlasoft Ltd.	120,287	150,386
Care Ratings Ltd.	74,706	1,020,251
Castrol India Ltd.	852,948	1,637,873
Ceat Ltd.	22,803	305,108
CESC Ltd.	92,099	1,046,442
Cochin Shipyard Ltd.(a)	145,677	798,688
Coromandel International Ltd.	116,167	703,708
Crompton Greaves Consumer Electricals Ltd.	343,938	1,155,968
DCM Shriram Ltd.	81,308	662,337
Engineers India Ltd.	526,516	925,612
Federal Bank Ltd.	1,936,965	3,041,788
GHCL Ltd.	100,150	347,774
Graphite India Ltd.	106,730	517,744
Greaves Cotton Ltd.	261,506	550,459
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	76,931	260,625
Gujarat Pipavav Port Ltd.	598,044	761,553
HEG Ltd.	25,333	538,956
HeidelbergCement India Ltd.	229,843	649,464
Hexaware Technologies Ltd.	107,260	588,763
IDFC Bank Ltd.	2,587,183	1,621,030
Indian Hotels Co., Ltd. (The)	215,667	492,243
Info Edge India Ltd.	26,733	870,277
IRB Infrastructure Developers Ltd.	551,446	766,125
Jain Irrigation Systems Ltd.	497,514	185,953
JM Financial Ltd.	477,374	531,126
Kajaria Ceramics Ltd.	59,644	502,754
Karnataka Bank Ltd. (The)	592,863	892,376
Karur Vysya Bank Ltd. (The)	496,930	508,970
KPIT Technologies Ltd.*	108,028	151,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2019

Investments	Shares	Value
L&T Technology Services Ltd.(a)	11,020	$278,687
Mahanagar Gas Ltd.	60,046	739,185
Mangalore Refinery & Petrochemicals Ltd.	729,767	638,556
Mindtree Ltd.	89,699	1,205,126
Motilal Oswal Financial Services Ltd.	50,620	511,242
Multi Commodity Exchange of India Ltd.	55,393	667,541
Natco Pharma Ltd.	101,340	785,292
National Aluminium Co., Ltd.	3,528,969	2,525,531
NBCC India Ltd.	835,550	721,434
NCC Ltd.	607,227	857,256
NIIT Technologies Ltd.	39,285	765,525
NLC India Ltd.	1,065,109	1,010,679
Persistent Systems Ltd.	45,009	402,572
PI Industries Ltd.	65,929	1,120,490
Rallis India Ltd.	268,060	565,808
Redington India Ltd.	671,493	1,059,855
Reliance Infrastructure Ltd.	413,412	332,993
Sanofi India Ltd.	6,905	565,194
Sobha Ltd.	94,774	744,435
Sonata Software Ltd.	78,279	396,229
South Indian Bank Ltd. (The)	2,955,148	556,545
SRF Ltd.	14,606	643,815
Sundram Fasteners Ltd.	62,458	462,277
Supreme Industries Ltd.	66,666	1,106,842
Tata Global Beverages Ltd.	236,590	924,390
Torrent Power Ltd.	268,248	1,093,161

Total India		47,125,613

Indonesia - 2.7%
Ace Hardware Indonesia Tbk PT	8,858,200	1,134,903
Adhi Karya Persero Tbk PT	4,299,100	512,758
AKR Corporindo Tbk PT	8,712,545	2,522,336
Astra Agro Lestari Tbk PT	1,426,866	1,050,392
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	19,289,700	2,307,527
Bank Pembangunan Daerah Jawa Timur Tbk PT	19,086,700	857,905
Bank Tabungan Negara Persero Tbk PT	10,051,316	1,750,220
Barito Pacific Tbk PT	7,036,600	1,598,831
Ciputra Development Tbk PT	10,852,600	883,418
Indika Energy Tbk PT	7,688,100	914,246
Indo Tambangraya Megah Tbk PT	4,275,800	5,311,647
Japfa Comfeed Indonesia Tbk PT	19,782,100	2,170,395
Jasa Marga Persero Tbk PT	2,846,900	1,153,672
Link Net Tbk PT	4,250,700	1,278,745
Matahari Department Store Tbk PT	16,838,800	4,112,112
Media Nusantara Citra Tbk PT	14,010,740	1,031,405
Pakuwon Jati Tbk PT	16,768,000	866,441
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,048,400	717,339
PP Persero Tbk PT	6,446,900	1,008,505
Ramayana Lestari Sentosa Tbk PT	5,511,800	550,107
Sawit Sumbermas Sarana Tbk PT	4,511,900	322,564
Sri Rejeki Isman Tbk PT	11,929,300	285,408
Surya Citra Media Tbk PT	21,257,800	2,422,584
Timah Tbk PT	7,013,200	563,439
Tower Bersama Infrastructure Tbk PT	3,525,003	945,656
Waskita Beton Precast Tbk PT	62,859,500	1,779,777
Waskita Karya Persero Tbk PT	14,444,400	2,055,087
Wijaya Karya Persero Tbk PT	6,383,000	1,097,908

Total Indonesia		41,205,327

Malaysia - 5.2%
Aeon Co. M Bhd	996,100	407,359
AirAsia Group Bhd	6,336,800	4,186,198
Alliance Bank Malaysia Bhd	3,079,747	2,802,141
Astro Malaysia Holdings Bhd	14,603,200	5,123,930
Berjaya Sports Toto Bhd	2,295,300	1,532,977
Bermaz Auto Bhd	3,483,080	2,241,983
British American Tobacco Malaysia Bhd	505,900	3,525,691
Bursa Malaysia Bhd	1,874,150	3,174,604
Cahya Mata Sarawak Bhd	1,207,600	882,505
DRB-Hicom Bhd	794,900	423,177
Econpile Holdings Bhd*	1,360,600	237,056
Ekovest Bhd	5,380,300	1,106,656
FGV Holdings Bhd*	4,506,500	1,221,362
Gamuda Bhd	9,447,200	8,595,638
Genting Plantations Bhd	537,100	1,299,698
Globetronics Technology Bhd	1,872,233	756,595
Heineken Malaysia Bhd	400,000	2,270,780
IJM Corp. Bhd	8,110,500	4,710,272
Inari Amertron Bhd	5,436,575	2,104,905
IOI Properties Group Bhd	5,056,100	1,688,425
Kossan Rubber Industries Bhd	658,200	635,503
KPJ Healthcare Bhd	4,356,600	985,704
Mah Sing Group Bhd	6,321,177	1,407,255
Malakoff Corp. Bhd	7,773,763	1,608,365
Malaysian Pacific Industries Bhd	241,100	537,917
Malaysian Resources Corp. Bhd	4,156,043	955,412
My EG Services Bhd	2,044,400	732,175
Padini Holdings Bhd	608,900	533,386
Pos Malaysia Bhd	1,157,500	422,946
QL Resources Bhd	491,800	814,014
Scientex Bhd	587,500	1,228,312
Serba Dinamik Holdings Bhd	829,900	809,316
Sime Darby Bhd	12,043,700	3,001,818
SKP Resources Bhd	2,188,100	693,626
SP Setia Bhd	7,230,540	3,779,302
Sunway Bhd	7,049,294	2,865,775
Sunway Construction Group Bhd	2,104,000	1,023,361
Supermax Corp. Bhd	2,267,300	916,247
TIME dotCom Bhd	382,600	830,471
Uchi Technologies Bhd	1,679,300	1,170,329
Unisem M Bhd	1,315,600	783,152
VS Industry Bhd	3,154,425	839,653
WCT Holdings Bhd	2,720,634	697,852
Yinson Holdings Bhd	719,700	1,060,611
YTL Power International Bhd	12,626,800	2,505,499

Total Malaysia		79,129,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2019

Investments	Shares	Value
Mexico - 1.8%
Bolsa Mexicana de Valores S.A.B. de C.V.	1,628,109	$3,078,819
Corp. Inmobiliaria Vesta S.A.B. de C.V.	2,659,844	3,922,275
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	952,705	5,812,935
Grupo Cementos de Chihuahua S.A.B. de C.V.	96,368	530,756
Grupo Comercial Chedraui S.A. de C.V.	199,381	336,459
Grupo Herdez S.A.B. de C.V.	533,396	1,141,941
Grupo Rotoplas S.A.B. de C.V.*(b)	416,062	326,584
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	3,884,715	4,406,073
Megacable Holdings S.A.B. de C.V. Series CPO	465,470	1,975,594
Prologis Property Mexico S.A. de C.V.	1,578,235	3,271,209
Qualitas Controladora S.A.B. de C.V.	261,403	733,254
Regional S.A.B. de C.V.	278,283	1,433,013
Unifin Financiera S.A.B. de C.V. SOFOM ENR(b)	210,657	467,222

Total Mexico		27,436,134

Philippines - 0.8%
Cosco Capital, Inc.	3,779,300	507,497
D&L Industries, Inc.	6,659,400	1,359,565
Manila Water Co., Inc.	2,308,745	1,128,800
Pilipinas Shell Petroleum Corp.	1,659,610	1,255,194
Robinsons Land Corp.	3,470,426	1,784,829
Robinsons Retail Holdings, Inc.	343,430	496,025
Security Bank Corp.	547,180	1,815,567
Semirara Mining & Power Corp.	5,446,200	2,460,809
Vista Land & Lifescapes, Inc.	10,864,300	1,511,905

Total Philippines		12,320,191

Poland - 1.0%
Asseco Poland S.A.	442,448	6,323,737
Ciech S.A.*	284,614	3,186,376
Eurocash S.A.(b)	302,727	1,672,256
Grupa Azoty S.A.	235,799	2,649,356
Warsaw Stock Exchange	160,922	1,853,373

Total Poland		15,685,098

Singapore - 0.2%
IGG, Inc.	2,841,000	3,167,374

South Africa - 9.0%
Adcock Ingram Holdings Ltd.	197,714	835,653
Advtech Ltd.	1,254,050	1,227,259
Aeci Ltd.	455,537	2,955,559
African Rainbow Minerals Ltd.	578,484	7,473,269
Alexander Forbes Group Holdings Ltd.	4,265,117	1,751,265
Astral Foods Ltd.	319,170	3,508,522
Attacq Ltd.	3,126,874	2,909,287
AVI Ltd.	1,218,222	7,892,688
Barloworld Ltd.	622,673	5,652,133
Blue Label Telecoms Ltd.*	3,465,891	1,157,653
Cashbuild Ltd.	65,010	1,231,623
City Lodge Hotels Ltd.	118,982	866,635
Coronation Fund Managers Ltd.	2,033,504	6,446,069
Dis-Chem Pharmacies Ltd.(a)(b)	362,881	650,040
Equites Property Fund Ltd.	2,115,459	3,217,913
Foschini Group Ltd. (The)	892,804	11,415,482
Hosken Consolidated Investments Ltd.	85,078	644,364
Hyprop Investments Ltd.	1,769,435	8,767,338
Investec Ltd.	1,173,897	7,647,136
JSE Ltd.	296,452	2,943,234
KAP Industrial Holdings Ltd.	5,210,322	2,065,469
Massmart Holdings Ltd.	320,790	1,414,991
Metair Investments Ltd.	748,003	1,249,213
Mpact Ltd.	471,002	740,844
Murray & Roberts Holdings Ltd.	840,759	864,534
Omnia Holdings Ltd.(b)	199,681	498,733
Peregrine Holdings Ltd.	1,530,315	2,001,171
Pick n Pay Stores Ltd.	878,468	4,298,505
Pioneer Foods Group Ltd.(b)	547,227	2,677,682
Raubex Group Ltd.	644,694	887,404
Reunert Ltd.	849,761	4,069,452
Santam Ltd.	130,252	2,771,074
SPAR Group Ltd. (The)	669,910	8,875,758
Telkom S.A. SOC Ltd.(b)	1,874,746	12,256,561
Tongaat Hulett Ltd.*†	308,890	289,367
Truworths International Ltd.	1,934,862	9,604,846
Tsogo Sun Holdings Ltd.	2,353,023	2,541,373
Tsogo Sun Hotels Ltd.*	2,272,811	676,948

Total South Africa		136,977,047

South Korea - 7.7%
Aekyung Petrochemical Co., Ltd.	62,667	422,249
Ahnlab, Inc.	13,214	732,426
Bukwang Pharmaceutical Co., Ltd.	29,519	447,393
Caregen Co., Ltd.†	7,384	422,390
Cheil Worldwide, Inc.	219,985	5,601,316
Chong Kun Dang Pharmaceutical Corp.	5,077	405,404
Com2uS Corp.	7,875	692,255
Daesang Corp.	40,984	860,747
Daewoong Pharmaceutical Co., Ltd.	1,407	182,783
Daishin Securities Co., Ltd.	167,700	2,011,558
DB HiTek Co., Ltd.	63,331	809,018
DGB Financial Group, Inc.	460,171	3,248,078
Dongsuh Cos., Inc.	164,613	2,744,382
DONGSUNG Corp.(b)	135,242	691,056
Douzone Bizon Co., Ltd.	12,610	679,290
Eugene Corp.	138,139	709,448
F&F Co., Ltd.(b)	8,144	630,558
Grand Korea Leisure Co., Ltd.	89,215	1,583,950
Green Cross Corp.	3,976	418,381
Green Cross Holdings Corp.	39,149	735,750
Halla Holdings Corp.	26,200	1,001,801
Hana Tour Service, Inc.(b)	20,164	876,658
Hancom, Inc.	38,840	423,838
Handsome Co., Ltd.	12,264	392,992

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2019

Investments	Shares	Value
Hanjin Kal Corp.(b)	32,852	$853,557
Hankook Technology Group Co., Ltd.	51,270	761,513
Hanmi Semiconductor Co., Ltd.(b)	92,492	605,586
Hansae Co., Ltd.	42,405	769,397
Hansol Chemical Co., Ltd.	12,874	886,401
Hansol Paper Co., Ltd.	39,029	495,193
Hanssem Co., Ltd.(b)	22,709	1,441,623
Hanwha Corp.	94,924	2,195,012
Hanwha General Insurance Co., Ltd.	123,299	441,555
Harim Holdings Co., Ltd.	80,026	783,176
Hite Jinro Co., Ltd.(b)	155,788	2,745,668
Huchems Fine Chemical Corp.	99,370	1,893,336
Huvis Corp.	55,832	357,820
Hyundai Corp.	14,619	296,900
Hyundai Department Store Co., Ltd.	11,278	807,769
Hyundai Elevator Co., Ltd.*	5,785	454,423
iMarketKorea, Inc.	153,059	1,557,566
Innocean Worldwide, Inc.	16,627	1,026,722
IS Dongseo Co., Ltd.	50,292	1,683,442
It’s Hanbul Co., Ltd.	9,609	191,406
Jahwa Electronics Co., Ltd.	45,375	467,642
JB Financial Group Co., Ltd.	176,446	903,127
Jejuair Co., Ltd.	22,870	656,598
JW Life Science Corp.	21,401	429,076
KEPCO Plant Service & Engineering Co., Ltd.	98,084	2,654,592
Kginicis Co., Ltd.	19,745	257,361
KIWOOM Securities Co., Ltd.	19,698	1,392,073
Koh Young Technology, Inc.	7,875	566,763
Kolon Industries, Inc.	32,274	1,193,522
Korea Autoglass Corp.	35,320	657,671
Korea Petrochemical Ind Co., Ltd.	9,221	1,038,176
Korean Reinsurance Co.	311,286	2,350,854
KT Skylife Co., Ltd.	52,335	478,183
Kumho Industrial Co., Ltd.(b)	80,243	979,887
Kumho Petrochemical Co., Ltd.	17,567	1,481,857
Kyobo Securities Co., Ltd.	70,357	670,270
Kyungdong Pharm Co., Ltd.	70,858	554,762
LEENO Industrial, Inc.	16,791	872,524
LF Corp.	30,748	612,483
LG Hausys Ltd.	16,091	857,053
Lock&Lock Co., Ltd.	14,942	201,875
LOTTE Fine Chemical Co., Ltd.	29,183	1,334,484
LOTTE Himart Co., Ltd.	25,400	961,313
LS Corp.	50,864	2,092,444
LS Industrial Systems Co., Ltd.	23,451	1,025,658
Meritz Financial Group, Inc.	169,174	2,146,450
Meritz Fire & Marine Insurance Co., Ltd.	281,690	5,050,000
Meritz Securities Co., Ltd.(b)	1,346,549	6,250,814
Mirae Asset Life Insurance Co., Ltd.	195,111	743,505
Modetour Network, Inc.	34,473	588,159
Moorim P&P Co., Ltd.	40,272	179,273
Muhak Co., Ltd.	51,973	499,632
Nexen Tire Corp.	60,160	507,998
NICE Information Service Co., Ltd.	69,670	1,022,740
NongShim Co., Ltd.	6,053	1,331,539
NS Shopping Co., Ltd.	54,996	571,560
OCI Co., Ltd.	33,667	2,720,418
Partron Co., Ltd.	112,596	1,730,896
Poongsan Corp.	45,374	1,017,786
Posco International Corp.	97,053	1,542,392
PSK Holdings, Inc.	9,577	74,732
PSK, Inc.*(b)	25,402	370,696
S&T Motiv Co., Ltd.	33,121	1,279,346
Samick THK Co., Ltd.(b)	32,323	338,725
Samjin Pharmaceutical Co., Ltd.	13,718	356,420
Seah Besteel Corp.	63,575	1,013,104
Seoul Semiconductor Co., Ltd.	34,546	540,038
SFA Engineering Corp.	62,559	2,186,165
Silicon Works Co., Ltd.	19,833	739,454
SK Discovery Co., Ltd.	27,903	660,934
SK Gas Ltd.	12,895	875,562
SK Materials Co., Ltd.	8,403	1,077,802
SK Networks Co., Ltd.	333,414	1,461,114
SKC Co., Ltd.	38,178	1,309,357
SKCKOLONPI, Inc.(b)	21,369	533,924
SL Corp.	26,683	547,687
Soulbrain Co., Ltd.	11,557	472,930
ST Pharm Co., Ltd.	17,874	267,804
Sungwoo Hitech Co., Ltd.	113,338	405,392
TES Co., Ltd.	40,815	583,248
Tongyang Life Insurance Co., Ltd.	195,982	740,884
WiSoL Co., Ltd.	34,035	557,105
WONIK IPS Co., Ltd.	30,302	628,531
Youlchon Chemical Co., Ltd.	46,410	552,667
Youngone Corp.	19,725	637,200
Yuhan Corp.	6,766	1,432,717

Total South Korea		117,208,734

Taiwan - 26.8%
AcBel Polytech, Inc.	1,535,303	1,008,393
Accton Technology Corp.(b)	1,751,633	7,416,080
Acer, Inc.*(b)	6,581,000	4,078,760
Alpha Networks, Inc.	1,650,000	1,054,508
Arcadyan Technology Corp.	368,000	1,053,307
Asia Vital Components Co., Ltd.(b)	790,000	977,978
ASMedia Technology, Inc.(b)	31,000	483,073
Aten International Co., Ltd.	576,000	1,715,417
BES Engineering Corp.	1,945,000	486,571
Capital Futures Corp.	404,000	584,027
Capital Securities Corp.	3,321,340	1,013,741
Cathay Real Estate Development Co., Ltd.	3,024,000	2,696,914
Chang Wah Electromaterials, Inc.	219,000	1,121,106
Charoen Pokphand Enterprise(b)	831,000	1,851,453
Chaun-Choung Technology Corp.(b)	200,000	1,065,697
Cheng Loong Corp.	2,130,000	1,385,277
Chicony Electronics Co., Ltd.	3,248,652	7,991,018
Chicony Power Technology Co., Ltd.(b)	1,062,625	1,674,705
Chin-Poon Industrial Co., Ltd.(b)	1,504,650	1,683,433
China Airlines Ltd.	3,928,000	1,244,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2019

Investments	Shares	Value
China General Plastics Corp.(b)	1,353,795	$1,041,733
China Metal Products Co., Ltd.	1,246,000	1,442,190
China Steel Chemical Corp.(b)	336,726	1,458,158
Chong Hong Construction Co., Ltd.	1,186,000	3,409,900
Chroma ATE, Inc.(b)	978,132	4,345,924
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,650,000	1,126,225
Cleanaway Co., Ltd.(b)	452,161	2,358,379
Clevo Co.	1,065,000	1,062,960
Compeq Manufacturing Co., Ltd.	4,278,000	3,588,013
Continental Holdings Corp.	1,086,000	599,652
Coremax Corp.(b)	210,893	527,581
CTCI Corp.(b)	2,805,190	4,177,145
Cub Elecparts, Inc.	141,191	1,145,547
Da-Li Development Co., Ltd.	1,305,000	1,254,182
Darfon Electronics Corp.	353,000	503,482
Depo Auto Parts Ind Co., Ltd.	247,000	543,950
Elan Microelectronics Corp.*(b)	984,409	2,307,345
Elite Advanced Laser Corp.(b)	386,312	671,641
Elite Material Co., Ltd.(b)	1,331,163	4,015,840
Elite Semiconductor Memory Technology, Inc.	1,315,000	1,367,520
Ennoconn Corp.(b)	130,674	967,660
Epistar Corp.(b)	1,568,000	1,262,094
Eternal Materials Co., Ltd.	1,369,494	1,192,705
Eva Airways Corp.	1,498,775	721,412
Evergreen Marine Corp. Taiwan Ltd.	2,163,015	867,031
Everlight Chemical Industrial Corp.	1,847,000	984,171
Everlight Electronics Co., Ltd.	2,730,165	2,549,133
Far Eastern Department Stores Ltd.	4,144,841	3,002,589
Far Eastern International Bank	8,179,258	3,239,102
Faraday Technology Corp.	883,200	1,373,446
Farglory Land Development Co., Ltd.	1,389,640	1,845,575
Feng Hsin Steel Co., Ltd.	1,002,950	2,031,119
FLEXium Interconnect, Inc.(b)	1,100,028	3,052,928
Formosa International Hotels Corp.	317,000	1,928,975
Foxsemicon Integrated Technology, Inc.	291,197	1,134,430
Genius Electronic Optical Co., Ltd.(b)	68,000	891,064
Getac Technology Corp.	1,759,292	2,639,547
Giant Manufacturing Co., Ltd.(b)	643,000	5,030,635
Gigabyte Technology Co., Ltd.(b)	3,151,000	5,397,164
Global Brands Manufacture Ltd.	453,000	212,210
Global PMX Co., Ltd.	223,000	893,881
Global Unichip Corp.	136,000	991,774
Grape King Bio Ltd.(b)	280,988	1,850,063
Great Wall Enterprise Co., Ltd.	2,386,387	3,069,469
Greatek Electronics, Inc.	1,554,000	2,151,419
Hannstar Board Corp.	676,000	675,793
HannStar Display Corp.(b)	12,942,000	2,750,115
Highwealth Construction Corp.(b)	4,748,613	7,560,293
Hiwin Technologies Corp.(b)	252,516	2,113,819
Holiday Entertainment Co., Ltd.	507,000	1,085,513
Holtek Semiconductor, Inc.	654,773	1,509,417
Holy Stone Enterprise Co., Ltd.(b)	421,000	1,416,459
Hota Industrial Manufacturing Co., Ltd.(b)	409,427	1,337,975
Hsin Kuang Steel Co., Ltd.(b)	708,000	706,644
Huaku Development Co., Ltd.(b)	1,326,296	3,638,192
IEI Integration Corp.*	647,258	692,906
International CSRC Investment Holdings Co.(b)	1,597,033	1,920,481
ITEQ Corp.(b)	1,111,000	3,898,936
Jentech Precision Industrial Co., Ltd.	107,000	406,510
Jih Lin Technology Co., Ltd.	267,000	557,047
KEE TAI Properties Co., Ltd.	2,126,000	848,771
Kenda Rubber Industrial Co., Ltd.(b)	1,715,039	1,642,731
King Slide Works Co., Ltd.	50,004	493,447
King Yuan Electronics Co., Ltd.	5,270,000	4,547,272
King’s Town Bank Co., Ltd.	3,103,000	3,376,790
Kinik Co.(b)	615,495	1,202,870
Kinpo Electronics	2,697,000	933,458
Kinsus Interconnect Technology Corp.	591,368	756,834
Kung Long Batteries Industrial Co., Ltd.	397,000	2,089,844
L&K Engineering Co., Ltd.	879,000	778,264
Lealea Enterprise Co., Ltd.	2,709,000	841,670
Lelon Electronics Corp.	265,000	348,959
Lien Hwa Industrial Corp.	2,724,830	3,281,078
Lion Travel Service Co., Ltd.	278,000	765,273
Lite-On Semiconductor Corp.(b)	1,040,000	1,026,288
Longchen Paper & Packaging Co., Ltd.(b)	4,207,732	1,971,136
Lotes Co., Ltd.(b)	179,977	1,231,350
Macronix International(b)	6,254,000	4,661,379
Makalot Industrial Co., Ltd.	412,667	2,790,131
Marketech International Corp.	268,000	444,373
Mercuries & Associates Holding Ltd.(b)	1,061,560	620,336
Merida Industry Co., Ltd.	201,043	1,187,765
Merry Electronics Co., Ltd.	1,252,030	6,812,507
Micro-Star International Co., Ltd.(b)	2,745,877	7,779,815
Mirle Automation Corp.	599,560	924,642
momo.com, Inc.	127,000	1,073,343
Namchow Holdings Co., Ltd.	530,086	948,914
Nan Kang Rubber Tire Co., Ltd.(b)	1,268,000	1,434,994
Nantex Industry Co., Ltd.	722,615	837,558
Nichidenbo Corp.(b)	375,000	693,025
Nuvoton Technology Corp.	506,000	735,553
OptoTech Corp.(b)	2,120,485	1,440,533
Oriental Union Chemical Corp.(b)	1,954,000	1,619,971
Pan-International Industrial Corp.	1,396,000	1,062,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2019

Investments	Shares	Value
Powertech Technology, Inc.	3,425,000	$8,380,689
Primax Electronics Ltd.	2,019,000	3,516,731
Qisda Corp.	7,395,000	4,785,637
Radiant Opto-Electronics Corp.(b)	2,377,252	7,960,019
Realtek Semiconductor Corp.	1,313,770	9,665,205
Rechi Precision Co., Ltd.(b)	1,612,000	1,354,600
Rexon Industrial Corp. Ltd.(b)	248,000	675,503
Ruentex Industries Ltd.	1,870,200	4,546,116
Run Long Construction Co., Ltd.(b)	312,000	642,895
Sanyang Motor Co., Ltd.	2,323,000	1,686,558
SDI Corp.(b)	427,000	885,359
Sercomm Corp.	1,218,488	2,640,231
Shin Zu Shing Co., Ltd.	179,000	671,405
Shinkong Insurance Co., Ltd.	718,000	920,053
Shinkong Synthetic Fibers Corp.	3,640,000	1,629,002
Shiny Chemical Industrial Co., Ltd.	274,000	727,797
Sigurd Microelectronics Corp.	1,177,000	1,125,482
Sinbon Electronics Co., Ltd.(b)	716,120	2,616,900
Sincere Navigation Corp.(b)	827,000	428,684
Sinon Corp.	2,287,000	1,553,653
Sitronix Technology Corp.	603,000	2,523,865
Standard Foods Corp.	1,413,896	2,763,196
Sunny Friend Environmental Technology Co., Ltd.	125,000	1,112,784
Sunonwealth Electric Machine Industry Co., Ltd.(b)	887,000	939,561
Supreme Electronics Co., Ltd.	2,282,000	2,318,038
Syncmold Enterprise Corp.	776,915	2,101,156
Synnex Technology International Corp.	5,867,600	7,367,678
Systex Corp.	502,000	1,239,666
TA Chen Stainless Pipe(b)	539,809	787,307
Ta Ya Electric Wire & Cable	899,000	315,494
Taichung Commercial Bank Co., Ltd.	6,751,254	2,717,065
Taiflex Scientific Co., Ltd.(b)	962,000	1,338,025
Taimide Tech, Inc.(b)	228,000	364,101
Tainan Spinning Co., Ltd.(b)	2,599,000	1,025,057
Taisun Enterprise Co., Ltd.	763,000	483,945
Taiwan Business Bank	7,052,800	3,099,558
Taiwan Cogeneration Corp.(b)	1,276,970	1,132,682
Taiwan Fertilizer Co., Ltd.	1,015,000	1,560,432
Taiwan Glass Industry Corp.	3,130,000	1,224,408
Taiwan Hon Chuan Enterprise Co., Ltd.(b)	1,013,692	1,804,832
Taiwan Paiho Ltd.	939,000	2,711,837
Taiwan PCB Techvest Co., Ltd.	1,000,302	1,188,401
Taiwan Styrene Monomer	2,209,000	1,746,034
Taiwan Surface Mounting Technology Corp.	705,000	1,323,315
Teco Electric and Machinery Co., Ltd.(b)	5,328,683	3,911,653
Test Research, Inc.(b)	750,115	1,183,394
Thinking Electronic Industrial Co., Ltd.	341,000	872,825
Ton Yi Industrial Corp.	2,253,538	932,338
Tong Hsing Electronic Industries Ltd.	532,918	1,887,377
Tong Yang Industry Co., Ltd.	1,353,685	1,956,904
Topco Scientific Co., Ltd.	722,521	1,942,417
Transcend Information, Inc.	1,330,479	3,067,090
Tripod Technology Corp.	2,186,928	7,745,201
TSRC Corp.	1,309,011	1,167,424
Tung Ho Steel Enterprise Corp.(b)	3,007,153	2,255,885
TXC Corp.(b)	1,623,549	1,819,073
TYC Brother Industrial Co., Ltd.	927,000	801,364
U-Ming Marine Transport Corp.	957,420	1,031,108
Unimicron Technology Corp.	2,657,000	3,015,478
Union Bank of Taiwan	4,285,000	1,614,144
Unitech Printed Circuit Board Corp.(b)	704,000	473,723
UPC Technology Corp.	3,748,920	1,375,994
USI Corp.	1,338,090	508,362
Visual Photonics Epitaxy Co., Ltd.(b)	443,750	1,141,539
Voltronic Power Technology Corp.	121,315	2,644,288
Walsin Lihwa Corp.	10,057,000	4,759,829
Walton Advanced Engineering, Inc.	901,000	266,591
Wan Hai Lines Ltd.	2,222,000	1,294,876
Waterland Financial Holdings Co., Ltd.	9,231,000	3,180,080
Weikeng Industrial Co., Ltd.	1,660,000	1,068,916
Winbond Electronics Corp.(b)	14,678,000	7,183,168
Wistron Corp.	12,126,007	9,447,975
Wistron NeWeb Corp.(b)	1,015,722	2,393,820
Wowprime Corp.	344,000	870,536
WPG Holdings Ltd.(b)	6,594,058	8,566,469
WT Microelectronics Co., Ltd.	2,128,678	2,737,993
YC Co., Ltd.	922,000	390,357
YC INOX Co., Ltd.(b)	2,130,000	1,848,179
YFY, Inc.	3,355,000	1,285,420
Yieh Phui Enterprise Co., Ltd.(b)	2,253,400	668,921
Yulon Motor Co., Ltd.(b)	1,564,000	1,148,093
Zeng Hsing Industrial Co., Ltd.	331,000	1,561,245
Zig Sheng Industrial Co., Ltd.(b)	1,403,000	399,315

Total Taiwan		408,307,123

Thailand - 6.5%
Amata Corp. PCL NVDR(b)	1,243,500	989,367
Ananda Development PCL NVDR	6,391,200	800,268
AP Thailand PCL NVDR	4,018,800	1,028,698
Asia Plus Group Holdings PCL NVDR(b)	14,056,700	1,274,236
Bangchak Corp. PCL NVDR	1,813,700	1,803,794
Bangkok Chain Hospital PCL NVDR(b)	1,668,200	902,979
Bangkok Land PCL NVDR	39,136,814	2,195,005
BCPG PCL NVDR	1,599,100	1,068,935
Beauty Community PCL NVDR(b)	8,583,700	1,141,974
Big Camera Corp. PCL NVDR	9,764,100	359,776
Carabao Group PCL NVDR	432,400	1,036,322
Central Plaza Hotel PCL NVDR(b)	897,000	1,038,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2019

Investments	Shares	Value
CH Karnchang PCL NVDR	855,925	$823,340
Chularat Hospital PCL NVDR	8,618,100	635,099
Com7 PCL NVDR	677,300	481,459
Eastern Polymer Group PCL NVDR(b)	2,580,900	525,984
Eastern Water Resources Development and Management PCL NVDR	2,918,600	1,227,682
Erawan Group PCL (The) NVDR	1,937,100	397,937
Esso Thailand PCL NVDR	7,072,900	2,490,823
Forth Smart Service PCL NVDR	2,772,705	637,403
GFPT PCL NVDR	1,158,700	638,527
Golden Land Property Development PCL NVDR	1,597,800	437,646
Gunkul Engineering PCL NVDR(b)	9,115,359	951,142
Hana Microelectronics PCL NVDR(b)	2,361,900	1,983,172
Inter Far East Energy Corp. NVDR*†	4,230,700	0
Jasmine International PCL NVDR	26,974,600	6,332,995
Jay Mart PCL NVDR*	1,149,800	408,668
JMT Network Services PCL NVDR	1,818,800	1,031,943
JWD Infologistics PCL NVDR	2,235,900	641,589
KCE Electronics PCL NVDR(b)	1,367,300	847,109
KGI Securities Thailand PCL NVDR	9,171,700	1,417,587
Kiatnakin Bank PCL NVDR	1,237,206	2,803,809
LPN Development PCL NVDR	4,842,318	1,160,546
Major Cineplex Group PCL NVDR	2,330,400	2,222,685
MBK PCL NVDR(b)	1,822,400	1,307,338
MC Group PCL NVDR(b)	1,279,300	329,550
Mega Lifesciences PCL NVDR	662,000	755,523
MK Restaurants Group PCL NVDR	1,021,100	2,455,568
Origin Property PCL NVDR(b)	3,700,100	929,022
Polyplex Thailand PCL NVDR	1,338,300	663,313
Pruksa Holding PCL NVDR	3,716,000	2,580,934
PTG Energy PCL NVDR	1,156,800	735,554
Quality Houses PCL NVDR	24,980,444	2,525,128
Ratch Group PCL NVDR(b)	1,670,800	3,636,615
Robinson PCL NVDR	952,000	1,746,148
Sansiri PCL NVDR(b)	39,119,900	1,887,909
SC Asset Corp. PCL NVDR	10,086,000	966,914
Sermsang Power Corp. Co., Ltd. NVDR	1,753,200	488,787
Siam City Cement PCL NVDR(b)	353,554	2,766,869
Siam Future Development PCL NVDR	3,601,860	763,417
Siam Global House PCL NVDR	983,358	567,553
Siamgas & Petrochemicals PCL NVDR	3,967,900	1,293,845
Somboon Advance Technology PCL NVDR	812,700	479,657
SPCG PCL NVDR	2,609,900	1,651,001
Sri Trang Agro-Industry PCL NVDR(b)	987,100	408,777
Star Petroleum Refining PCL NVDR(b)	10,357,370	3,411,085
Supalai PCL NVDR	1,542,000	1,181,609
Synnex Thailand PCL NVDR	950,080	334,584
Taokaenoi Food & Marketing PCL NVDR	1,297,380	370,166
Thai Vegetable Oil PCL NVDR	2,629,700	2,400,965
Thanachart Capital PCL NVDR	1,715,300	3,104,236
Thonburi Healthcare Group PCL NVDR	633,800	573,505
Tisco Financial Group PCL NVDR	1,622,157	4,945,681
TPI Polene Power PCL NVDR	11,640,600	2,315,404
TTW PCL NVDR	6,534,300	3,025,583
Unique Engineering & Construction PCL NVDR	1,728,900	665,233
Univentures PCL NVDR	2,056,000	412,306
VGI Global Media PCL NVDR(b)	3,146,900	923,522
Vinythai PCL NVDR(b)	657,600	514,630
WHA Corp. PCL NVDR(b)	20,970,200	3,241,175
WHA Utilities and Power PCL NVDR	3,649,100	684,188
Workpoint Entertainment PCL NVDR	524,000	422,036

Total Thailand		99,202,176

Turkey - 1.4%
Aksa Akrilik Kimya Sanayii AS	830,624	1,328,366
Anadolu Cam Sanayii AS	1	0
Anadolu Efes Biracilik ve Malt Sanayii AS	401,086	1,379,253
Aselsan Elektronik Sanayi ve Ticaret AS	1	3
Aslan Cimento AS	66,003	285,739
Aygaz AS	848,861	1,288,555
Borusan Mannesmann Boru Sanayi ve Ticaret AS	278,331	377,749
Coca-Cola Icecek AS	164,277	848,651
EGE Endustri VE Ticaret AS	6,488	554,127
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	16,081,970	3,141,879
Enerjisa Enerji AS(a)	999,798	952,435
Kordsa Teknik Tekstil AS	320,722	672,052
Soda Sanayii AS	1,093,915	1,202,853
TAV Havalimanlari Holding AS	638,617	2,981,096
Tekfen Holding AS	506,192	2,271,913
Tofas Turk Otomobil Fabrikasi AS	764,342	2,550,450
Trakya Cam Sanayii AS	1,132,472	573,676
Turkiye Sise ve Cam Fabrikalari AS	1,275,417	1,144,436

Total Turkey		21,553,233

TOTAL COMMON STOCKS (Cost: $1,424,740,559)		1,515,515,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $13,159,235)(d)	13,159,235	$13,159,235

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $1,437,899,794)		1,528,674,500
Other Assets less Liabilities - (0.3)%		(3,948,880)

NET ASSETS - 100.0%		$1,524,725,620

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,276,264, which represents 0.08% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $127,138,577. The Fund also had securities on loan having a total market value of $1,199,612 that were sold and pending settlement. The total market value of the collateral held by the Fund was $140,912,332. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $127,753,097.

NVDR	-	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) S.A.	7/1/2019	4,168,808	BRL	1,078,884	USD	$8,825	$—
Banco De Investimentos Credit Suisse (Brasil) S.A.	7/2/2019	8,465,594	BRL	2,209,588	USD	—	(778)
Bank of America N.A.	7/1/2019	1,017,814	TWD	32,794	USD	—	(24)
Bank of America N.A.	7/1/2019	231,299,923	TWD	7,452,873	USD	—	(5,879)
Credit Suisse International	7/1/2019	2,503,849,289	KRW	2,168,586	USD	—	(94)
JP Morgan Chase Bank N.A.	7/1/2019	2,779,326	BRL	719,166	USD	6,005	—
JP Morgan Chase Bank N.A.	7/1/2019	339,271	TWD	10,934	USD	—	(10)
Merrill Lynch International	7/1/2019	6,053,130	MYR	1,464,762	USD	—	—
Morgan Stanley & Co. International	7/3/2019	8,608,604	CNY	1,252,556	USD	826	—
State Street Bank and Trust	7/1/2019	62,460,029	INR	906,696	USD	—	(1,839)
State Street Bank and Trust	7/1/2019	126,710	USD	490,000	BRL	—	(1,139)
State Street Bank and Trust	7/1/2019	16,218	USD	1,117,250	INR	32	—

						$15,688	$(9,763)

CURRENCY LEGEND

BRL	Brazilian real
CNY	Chinese yuan
INR	Indian rupee
KRW	South Korean won
MYR	Malaysian ringgit
TWD	New Taiwan dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.8%

Austria - 0.6%
Andritz AG	279,596	$10,539,174
Lenzing AG	75,919	8,472,746
Schoeller-Bleckmann Oilfield Equipment AG	17,621	1,496,983

Total Austria		20,508,903

Belgium - 7.1%
Anheuser-Busch InBev S.A./N.V.	2,186,473	193,818,202
Bekaert S.A.	100,641	2,702,504
Melexis N.V.(a)	83,752	5,674,920
Solvay S.A.	232,376	24,107,783
UCB S.A.	175,747	14,594,264
Umicore S.A.	372,752	11,970,622

Total Belgium		252,868,295

Finland - 4.9%
Cargotec Oyj Class B	87,157	3,313,113
Huhtamaki Oyj	150,696	6,205,514
Kemira Oyj	399,862	5,892,397
Kone Oyj Class B	808,780	47,801,924
Konecranes Oyj	158,343	6,053,378
Metso Oyj	317,316	12,484,974
Nokia Oyj	14,001,622	69,616,101
Valmet Oyj	272,942	6,813,316
Wartsila Oyj Abp	1,196,850	17,384,724

Total Finland		175,565,441

France - 27.2%
Air Liquide S.A.	346,394	48,539,980
Airbus SE	563,874	80,062,008
Arkema S.A.	74,583	6,945,997
Bureau Veritas S.A.	394,790	9,765,030
Cie Generale des Etablissements Michelin SCA	222,806	28,303,756
Danone S.A.	661,254	56,101,206
Dassault Systemes SE	46,326	7,401,676
Eramet	8,170	543,912
EssilorLuxottica S.A.	303,406	39,648,291
Gaztransport Et Technigaz S.A.	51,122	5,131,895
Hermes International	28,880	20,857,922
Imerys S.A.	126,742	6,728,844
Ingenico Group S.A.	46,381	4,108,239
Interparfums S.A.	25,648	1,231,115
Kering S.A.	98,809	58,523,592
L’Oreal S.A.	310,939	88,701,414
Legrand S.A.	207,544	15,197,382
LVMH Moet Hennessy Louis Vuitton SE	310,378	132,299,552
Pernod Ricard S.A.	143,157	26,418,566
Publicis Groupe S.A.	322,275	17,040,130
Remy Cointreau S.A.	28,372	4,096,914
Rubis SCA	76,164	4,295,147
Safran S.A.	221,471	32,497,422
Sanofi	1,741,506	150,546,818
Sartorius Stedim Biotech	16,123	2,546,654
Schneider Electric SE	656,257	59,608,296
SCOR SE	326,004	14,315,534
SEB S.A.	25,250	4,546,120
Societe BIC S.A.	77,763	5,937,716
Sodexo S.A.	142,265	16,654,776
Tarkett S.A.	57,602	1,351,302
Teleperformance	24,262	4,868,331
Valeo S.A.	443,249	14,436,483
Vicat S.A.	49,845	2,480,565

Total France		971,732,585

Germany - 25.4%
adidas AG	81,567	25,219,237
BASF SE	1,554,085	113,125,145
Bayer AG Registered Shares	1,564,397	108,566,801
Bayerische Motoren Werke AG	1,057,924	78,418,107
Brenntag AG	132,957	6,557,632
Continental AG	247,945	36,204,182
Covestro AG(b)	318,833	16,233,627
Daimler AG Registered Shares	2,315,537	129,012,020
Duerr AG	61,063	2,084,071
Evonik Industries AG	714,649	20,842,508
Fresenius Medical Care AG & Co. KGaA	165,541	13,015,294
Fresenius SE & Co. KGaA	300,771	16,331,265
GEA Group AG	204,472	5,821,320
Hannover Rueck SE	146,213	23,677,356
Hapag-Lloyd AG(b)	27,748	1,216,578
HeidelbergCement AG	197,745	16,024,669
Henkel AG & Co. KGaA	180,920	16,637,065
Hochtief AG	104,474	12,742,226
Infineon Technologies AG	660,217	11,691,351
K+S AG Registered Shares	81,526	1,520,749
Krones AG	24,074	1,945,128
LANXESS AG	51,838	3,085,072
Merck KGaA	56,599	5,927,279
MTU Aero Engines AG	25,233	6,020,056
OSRAM Licht AG(a)	136,910	4,515,245
SAP SE	512,568	70,489,140
Siemens AG Registered Shares	984,352	117,254,556
Siemens Healthineers AG(b)	612,429	25,881,790
Siltronic AG	76,514	5,597,499
Symrise AG	46,138	4,447,153
Wacker Chemie AG	59,593	4,722,014
Wirecard AG	4,368	736,442

Total Germany		905,562,577

Ireland - 1.4%
CRH PLC	1,155,862	37,764,536
Glanbia PLC	237,745	3,871,641
Kerry Group PLC Class A	62,414	7,463,094

Total Ireland		49,099,271

Italy - 1.4%
Autogrill SpA	277,422	2,911,279
Brunello Cucinelli SpA	43,348	1,464,158
Davide Campari-Milano SpA	339,620	3,331,932
DiaSorin SpA	26,522	3,083,753
Ferrari N.V.	76,187	12,389,583
IMA Industria Macchine Automatiche SpA(a)	60,333	5,005,323
Moncler SpA	167,193	7,159,020
Pirelli & C SpA(b)	1,816,070	10,750,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2019

Investments	Shares	Value
Salvatore Ferragamo SpA(a)	160,258	$3,828,889

Total Italy		49,924,135

Netherlands - 11.2%
Aegon N.V.	7,438,857	37,087,673
Akzo Nobel N.V.	281,313	26,474,498
Arcadis N.V.(a)	133,602	2,540,838
ASM International N.V.	51,057	3,329,310
ASML Holding N.V.	285,974	59,838,111
BE Semiconductor Industries N.V.	339,063	8,741,872
Corbion N.V.	77,181	2,517,277
EXOR N.V.	69,174	4,852,563
Heineken Holding N.V.	282,311	29,674,070
Heineken N.V.	518,050	57,898,238
Koninklijke Ahold Delhaize N.V.	2,175,923	49,008,737
Koninklijke DSM N.V.	214,146	26,508,620
Koninklijke Philips N.V.	1,166,399	50,720,970
Koninklijke Vopak N.V.	177,644	8,203,308
SBM Offshore N.V.	241,893	4,677,444
Signify N.V.(b)	319,637	9,464,072
Wolters Kluwer N.V.	240,010	17,498,170

Total Netherlands		399,035,771

Portugal - 0.9%
Galp Energia, SGPS, S.A.	2,034,140	31,330,385

Spain - 13.0%
Acerinox S.A.	574,846	5,780,426
ACS Actividades de Construccion y Servicios S.A.	612,641	24,495,398
Amadeus IT Group S.A.	405,321	32,153,643
Banco Bilbao Vizcaya Argentaria S.A.	19,365,069	108,434,348
Banco Santander S.A.	50,356,346	233,999,649
Cie Automotive S.A.	190,157	5,513,385
Construcciones y Auxiliar de Ferrocarriles S.A.	40,056	1,838,316
Grifols S.A.	390,131	11,551,315
Mapfre S.A.	9,339,580	27,344,944
Prosegur Cash S.A.(b)	3,233,435	6,407,093
Prosegur Cia de Seguridad S.A.	924,853	4,349,811
Viscofan S.A.	75,645	3,967,818

Total Spain		465,836,146

Switzerland - 0.4%
STMicroelectronics N.V.	733,267	13,026,698

United Kingdom - 6.3%
Fiat Chrysler Automobiles N.V.	4,603,161	64,299,373
Unilever N.V. CVA	2,660,864	162,297,138

Total United Kingdom		226,596,511

TOTAL COMMON STOCKS (Cost: $3,622,347,001)		3,561,086,718

RIGHTS - 0.1%

Spain - 0.1%
ACS Actividades de Construccion y Servicios S.A., expiring 7/11/19* (Cost: $1,055,316)	642,908	1,010,359

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $3,894,578)(d)	3,894,578	3,894,578

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $3,627,296,895)		3,565,991,655
Other Assets less Liabilities—0.0%		1,289,766

NET ASSETS - 100.0%		$3,567,281,421

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,959,263 and the total market value of the collateral held by the Fund was $6,567,389. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,672,811.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2019	19,753,391	EUR	22,513,019	USD	$—	$(15,959)
Bank of America N.A.	7/3/2019	179,678,061	EUR	204,509,569	USD	125,070	—
Bank of America N.A.	7/3/2019	212,458,575	USD	189,932,402	EUR	—	(3,854,693)
Bank of America N.A.	8/5/2019	212,039,189	USD	185,813,801	EUR	—	(154,162)
Bank of Montreal	7/3/2019	179,662,276	EUR	204,509,569	USD	107,092	—
Bank of Montreal	7/3/2019	212,458,575	USD	189,956,007	EUR	—	(3,881,576)
Bank of Montreal	8/5/2019	212,039,189	USD	185,777,659	EUR	—	(112,890)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2019

Barclays Bank PLC	7/3/2019	48,518,828	EUR	55,295,938	USD	$—	$(38,035)
Barclays Bank PLC	7/3/2019	179,644,127	EUR	204,509,569	USD	86,423	—
Barclays Bank PLC	7/3/2019	212,458,575	USD	189,908,125	EUR	—	(3,827,043)
Barclays Bank PLC	8/5/2019	212,039,189	USD	185,759,756	EUR	—	(92,445)
Canadian Imperial Bank of Commerce	7/3/2019	179,678,061	EUR	204,509,569	USD	125,070	—
Canadian Imperial Bank of Commerce	7/3/2019	212,458,575	USD	189,953,799	EUR	—	(3,879,061)
Canadian Imperial Bank of Commerce	8/5/2019	212,039,189	USD	185,798,821	EUR	—	(137,057)
Citibank N.A.	7/3/2019	179,586,075	EUR	204,509,569	USD	20,307	—
Citibank N.A.	7/3/2019	141,639,051	USD	126,791,511	EUR	—	(2,763,304)
Citibank N.A.	7/3/2019	212,458,575	USD	190,187,266	EUR	—	(4,144,956)
Citibank N.A.	8/5/2019	212,039,189	USD	185,702,328	EUR	—	(26,864)
Commonwealth Bank of Australia	7/3/2019	179,654,385	EUR	204,509,569	USD	98,105	—
Commonwealth Bank of Australia	7/3/2019	212,458,575	USD	189,907,955	EUR	—	(3,826,850)
Commonwealth Bank of Australia	8/5/2019	212,039,189	USD	185,772,125	EUR	—	(106,570)
Credit Suisse International	7/3/2019	179,662,276	EUR	204,509,569	USD	107,092	—
Credit Suisse International	7/3/2019	212,458,575	USD	189,951,251	EUR	—	(3,876,160)
Credit Suisse International	8/5/2019	212,039,189	USD	185,782,542	EUR	—	(118,466)
Goldman Sachs	7/3/2019	179,572,356	EUR	204,509,569	USD	4,683	—
Goldman Sachs	7/3/2019	212,458,575	USD	189,959,743	EUR	—	(3,885,831)
Goldman Sachs	8/5/2019	212,039,189	USD	185,687,854	EUR	—	(10,336)
HSBC Holdings PLC	7/3/2019	179,588,125	EUR	204,509,569	USD	22,642	—
HSBC Holdings PLC	7/3/2019	212,458,575	USD	189,944,458	EUR	—	(3,868,423)
HSBC Holdings PLC	8/5/2019	212,039,189	USD	185,704,442	EUR	—	(29,278)
JP Morgan Chase Bank N.A.	7/3/2019	179,572,514	EUR	204,509,569	USD	4,862	—
JP Morgan Chase Bank N.A.	7/3/2019	212,458,575	USD	189,939,534	EUR	—	(3,862,815)
JP Morgan Chase Bank N.A.	8/5/2019	212,039,189	USD	185,684,439	EUR	—	(6,436)
Morgan Stanley & Co. International	7/3/2019	179,647,283	EUR	204,509,569	USD	90,017	—
Morgan Stanley & Co. International	7/3/2019	212,458,575	USD	189,958,045	EUR	—	(3,883,897)
Morgan Stanley & Co. International	8/5/2019	212,039,189	USD	185,777,659	EUR	—	(112,890)
Royal Bank of Canada	7/3/2019	179,662,276	EUR	204,509,569	USD	107,092	—
Royal Bank of Canada	7/3/2019	212,458,575	USD	189,762,929	EUR	—	(3,661,680)
Royal Bank of Canada	8/5/2019	212,039,189	USD	185,777,985	EUR	—	(113,262)
Societe Generale	7/3/2019	179,615,727	EUR	204,509,569	USD	54,078	—
Societe Generale	7/3/2019	212,458,575	USD	189,774,794	EUR	—	(3,675,193)
Societe Generale	8/5/2019	212,039,189	USD	185,732,095	EUR	—	(60,857)
Standard Chartered Bank	7/3/2019	179,646,494	EUR	204,509,569	USD	89,118	—
Standard Chartered Bank	7/3/2019	212,458,575	USD	189,754,455	EUR	—	(3,652,029)
Standard Chartered Bank	8/5/2019	212,039,189	USD	185,763,011	EUR	—	(96,162)
State Street Bank and Trust	7/3/2019	179,569,045	EUR	204,509,569	USD	912	—
State Street Bank and Trust	7/3/2019	212,458,575	USD	190,186,415	EUR	—	(4,143,986)
State Street Bank and Trust	8/5/2019	212,039,189	USD	185,682,000	EUR	—	(3,651)
UBS AG	7/3/2019	19,995,718	EUR	22,513,019	USD	260,026	—
UBS AG	7/3/2019	28,490,384	EUR	32,161,456	USD	286,131	—
UBS AG	7/3/2019	179,587,021	EUR	204,509,569	USD	21,385	—
UBS AG	7/3/2019	212,458,575	USD	189,922,385	EUR	—	(3,843,284)
UBS AG	8/5/2019	212,039,189	USD	185,701,352	EUR	—	(25,750)
Wells Fargo Bank N.A.	7/3/2019	119,753,812	EUR	136,339,715	USD	47,432	—
Wells Fargo Bank N.A.	8/5/2019	141,359,463	USD	123,830,403	EUR	—	(50,852)

						$1,657,537	$(65,842,703)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%
Austria - 6.4%
Andritz AG	26,169	$986,422
AT&S Austria Technologie & Systemtechnik AG	4,628	83,904
BAWAG Group AG*(a)	20,662	867,312
Lenzing AG	6,796	758,450
Oesterreichische Post AG	24,434	822,242
Palfinger AG	3,477	106,910
Porr AG(b)	8,176	180,630
S IMMO AG	7,570	164,139
S&T AG	2,883	67,239
Schoeller-Bleckmann Oilfield Equipment AG	1,327	112,735
Telekom Austria AG*	46,278	349,937
UNIQA Insurance Group AG	67,487	629,820
Vienna Insurance Group AG Wiener Versicherung Gruppe	19,596	503,224
Voestalpine AG	51,635	1,597,649
Wienerberger AG	14,569	360,029

Total Austria		7,590,642

Belgium - 4.5%
Ackermans & van Haaren N.V.	2,933	440,559
Bekaert S.A.	9,124	245,006
bpost S.A.	131,732	1,250,537
Cofinimmo S.A.	2,801	364,273
D’ieteren S.A./N.V.	7,697	354,120
Econocom Group S.A./N.V.	44,001	157,340
Elia System Operator S.A./N.V.	8,023	592,051
Euronav N.V.	16,346	153,107
Fagron	2,823	57,353
Greenyard N.V.	14,242	56,117
Melexis N.V.(b)	7,388	500,601
Ontex Group N.V.	11,566	186,770
Orange Belgium S.A.	8,906	176,879
Recticel S.A.	8,700	78,567
Warehouses De Pauw CVA	4,110	692,710

Total Belgium		5,305,990

Finland - 10.2%
Aktia Bank Oyj	11,777	115,743
Cargotec Oyj Class B	9,602	365,002
Citycon Oyj	36,870	384,606
Cramo Oyj	10,360	246,342
DNA Oyj	22,888	547,362
Finnair Oyj	23,825	189,923
Huhtamaki Oyj	13,766	566,870
Kemira Oyj	34,075	502,132
Kesko Oyj Class B	16,269	906,348
Kojamo Oyj	28,768	429,825
Konecranes Oyj	14,808	566,103
Lassila & Tikanoja Oyj	6,913	113,050
Lehto Group Oyj	30,211	90,827
Metsa Board Oyj	106,563	573,034
Metso Oyj	29,114	1,145,507
Nokian Renkaat Oyj	42,186	1,319,218
Orion Oyj Class B	25,847	948,676
Outokumpu Oyj(b)	100,939	344,848
Raisio Oyj Class V	34,438	113,928
Ramirent Oyj	28,318	288,302
Sanoma Oyj	21,054	203,439
Terveystalo Oyj*(a)	14,575	151,872
Tieto Oyj	20,909	620,519
Tokmanni Group Corp.	19,442	177,567
Uponor Oyj	20,391	221,647
Valmet Oyj	23,532	587,418
YIT Oyj(b)	55,834	343,988

Total Finland		12,064,096

France - 15.5%
Akka Technologies	1,275	91,910
Albioma S.A.	4,074	108,100
Alten S.A.	1,938	232,617
Altran Technologies S.A.(b)	28,234	448,694
Beneteau S.A.	11,034	121,571
Chargeurs S.A.	3,804	75,550
Cie Plastic Omnium S.A.	26,942	703,528
Coface S.A.	42,086	425,117
Derichebourg S.A.	36,994	142,395
Elior Group S.A.(a)	26,048	358,631
Elis S.A.	27,918	507,099
Eramet	1,344	89,476
Eurazeo SE	8,242	575,361
Europcar Mobility Group(a)(b)	21,665	154,571
Eutelsat Communications S.A.	91,162	1,706,724
Faurecia S.A.	24,741	1,149,824
Gaztransport Et Technigaz S.A.	7,239	726,689
Imerys S.A.	19,772	1,049,713
Ingenico Group S.A.	6,673	591,067
Interparfums S.A.	4,087	196,178
IPSOS	8,044	212,524
Jacquet Metal Service S.A.	5,559	113,951
Kaufman & Broad S.A.	6,485	248,435
Korian S.A.	7,292	277,856
Lagardere SCA	37,188	969,808
Maisons du Monde S.A.(a)	6,076	145,030
Manitou BF S.A.	4,906	151,686
Mersen S.A.	2,553	98,123
Metropole Television S.A.	25,106	476,036
Neopost S.A.	7,761	166,159
Nexans S.A.	2,396	80,547
Nexity S.A.	18,898	817,800
Rallye S.A.(b)	19,496	155,858
Rexel S.A.	63,801	811,211
Rothschild & Co.	5,982	194,151
Rubis SCA	15,171	855,544
Societe BIC S.A.	11,844	904,367
Sopra Steria Group	2,412	281,546
SPIE S.A.	29,565	549,809
Tarkett S.A.	9,336	219,016
Television Francaise 1	46,001	485,094
Trigano S.A.	2,800	255,729
Vicat S.A.	5,984	297,797

Total France		18,222,892

Germany - 19.6%
Aareal Bank AG	25,886	683,028
alstria office REIT-AG	33,272	539,556
AURELIUS Equity Opportunities SE & Co. KGaA	5,951	283,008
Aurubis AG	9,649	470,628
BayWa AG	3,730	108,105

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2019

Investments	Shares	Value
Bechtle AG	2,288	$263,163
Bilfinger SE	8,533	276,557
CANCOM SE	1,993	106,037
CompuGroup Medical SE	2,321	187,664
CropEnergies AG	12,393	87,360
CTS Eventim AG & Co. KGaA	7,768	361,987
Dermapharm Holding SE	6,712	231,602
Deutsche Pfandbriefbank AG(a)	62,844	757,176
Deutz AG	12,288	119,925
DIC Asset AG	16,179	186,826
Duerr AG	11,074	377,954
Elmos Semiconductor AG	2,795	70,025
Encavis AG	22,618	176,696
Freenet AG	61,546	1,233,209
Fuchs Petrolub SE	6,652	237,486
GEA Group AG	30,981	882,029
Gerresheimer AG	2,862	211,036
GRENKE AG	2,259	242,849
Hamburger Hafen und Logistik AG	11,186	296,046
Hella GmbH & Co. KGaA	15,063	745,845
Hugo Boss AG	18,098	1,205,686
Indus Holding AG	4,930	221,764
Jenoptik AG	3,650	118,256
JOST Werke AG(a)	2,697	94,597
K+S AG Registered Shares	14,423	269,040
Kloeckner & Co. SE	31,781	190,552
Koenig & Bauer AG	2,548	105,214
Krones AG	4,003	323,434
LANXESS AG	9,216	548,478
METRO AG	87,692	1,605,309
MLP SE	12,710	60,068
Nemetschek SE	3,753	226,304
NORMA Group SE	5,094	211,390
OSRAM Licht AG	21,443	707,183
PATRIZIA AG	7,660	158,762
Pfeiffer Vacuum Technology AG	1,057	155,279
ProSiebenSat.1 Media SE	96,358	1,515,955
Rheinmetall AG	4,590	562,697
RHOEN-KLINIKUM AG	4,459	136,596
RIB Software SE	3,605	74,061
Salzgitter AG	7,534	216,037
Scout24 AG(a)	7,855	417,923
Siltronic AG	12,648	925,284
Sixt SE	3,714	398,419
Software AG	9,163	315,132
Stroeer SE & Co. KGaA	9,345	702,910
Suedzucker AG	33,403	566,406
Takkt AG	14,936	217,717
TLG Immobilien AG	18,090	530,473
VERBIO Vereinigte BioEnergie AG	9,442	83,762
Wacker Chemie AG	9,563	757,750
Wacker Neuson SE	9,607	242,003
Wuestenrot & Wuerttembergische AG	7,586	163,449

Total Germany		23,163,687

Ireland - 1.1%
C&C Group PLC	66,758	297,254
Dalata Hotel Group PLC	18,478	99,006
Glanbia PLC	26,341	428,959
Hibernia REIT PLC	82,150	135,651
Irish Continental Group PLC	31,497	156,388
Origin Enterprises PLC	25,398	148,087
Total Produce PLC	39,847	66,252

Total Ireland		1,331,597

Italy - 21.4%
A2A SpA	752,767	1,308,166
ACEA SpA	39,700	756,822
Amplifon SpA	7,817	183,025
Anima Holding SpA(a)	120,696	410,697
Ascopiave SpA	45,414	195,492
ASTM SpA	10,927	353,400
Autogrill SpA	26,868	281,954
Avio SpA	4,651	76,906
Azimut Holding SpA(b)	55,672	1,073,350
Banca Farmafactoring SpA(a)	94,649	528,153
Banca Generali SpA	31,687	913,676
Banca IFIS SpA	25,604	346,104
Banca Mediolanum SpA	249,565	1,840,226
Banca Popolare di Sondrio SCPA	47,734	105,947
Biesse SpA	4,122	52,950
BPER Banca	92,856	378,882
Brunello Cucinelli SpA	3,633	122,711
Buzzi Unicem SpA	8,248	167,615
Cairo Communication SpA	32,943	99,041
Cementir Holding SpA	20,584	149,554
Cerved Group SpA	39,072	346,840
Credito Emiliano SpA	65,760	317,149
Datalogic SpA	9,127	181,061
De’ Longhi SpA	15,940	322,751
DiaSorin SpA	2,683	311,957
doValue SpA(a)	16,647	221,425
Enav SpA(a)	115,388	655,705
ERG SpA	32,689	670,072
Falck Renewables SpA	25,455	107,024
Fiera Milano SpA	12,915	54,639
Fincantieri SpA	91,313	102,427
FinecoBank Banca Fineco SpA	104,353	1,165,793
Freni Brembo SpA	39,315	453,540
Gamenet Group SpA(a)	12,743	115,078
Gima TT SpA(a)	23,639	219,264
Gruppo MutuiOnline SpA	4,250	75,793
Hera SpA	223,904	857,759
IMA Industria Macchine Automatiche SpA	5,654	469,065
Immobiliare Grande Distribuzione SIIQ SpA	42,817	282,808
Infrastrutture Wireless Italiane SpA(a)	80,326	789,432
Interpump Group SpA	5,363	165,266
Iren SpA	207,681	540,655
Italgas SpA	168,612	1,134,427
Maire Tecnimont SpA	72,463	235,020
MARR SpA	13,694	312,674
Piaggio & C. SpA	69,977	205,759
Prysmian SpA	35,932	742,687
RAI Way SpA(a)	23,728	142,133
Reply SpA	1,789	122,137
Rizzoli Corriere Della Sera Mediagroup SpA	174,486	185,193
SAES Getters SpA	3,029	70,713
Salvatore Ferragamo SpA(b)	15,675	374,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2019

Investments	Shares	Value
Saras SpA	293,641	$442,744
Societa Cattolica di Assicurazioni SC	47,678	427,036
Societa Iniziative Autostradali e Servizi SpA	39,253	729,079
Technogym SpA(a)	19,574	218,228
Tinexta SpA	4,090	61,295
Tod’s SpA	3,683	172,214
Unieuro SpA(a)	7,473	119,824
Unione di Banche Italiane SpA	300,043	820,054
Unipol Gruppo SpA	156,236	762,038
Zignago Vetro SpA	14,263	172,822

Total Italy		25,220,759

Netherlands - 7.8%
Aalberts N.V.	13,725	540,330
Accell Group N.V.	3,344	92,348
AMG Advanced Metallurgical Group N.V.(b)	3,225	100,263
Arcadis N.V.(b)	12,996	247,158
ASM International N.V.	5,343	348,405
ASR Nederland N.V.	35,892	1,461,648
BE Semiconductor Industries N.V.	31,746	818,489
Boskalis Westminster	15,882	367,335
Brunel International N.V.	5,532	81,142
Corbion N.V.	6,951	226,709
Euronext N.V.(a)	9,228	699,364
ForFarmers N.V.	23,355	197,613
IMCD N.V.	3,228	296,289
Intertrust N.V.(a)	16,858	348,826
Koninklijke BAM Groep N.V.	50,732	225,779
Koninklijke Volkerwessels N.V.	23,983	482,327
PostNL N.V.(b)	303,340	526,284
SBM Offshore N.V.	22,065	426,667
Signify N.V.(a)	32,378	958,674
Sligro Food Group N.V.	4,956	184,838
TKH Group N.V. CVA	6,006	373,102
Van Lanschot Kempen N.V.	8,519	193,641

Total Netherlands		9,197,231

Portugal - 3.3%
Altri, SGPS, S.A.	50,935	354,119
Corticeira Amorim, SGPS, S.A.	11,177	129,575
CTT-Correios de Portugal S.A.	30,038	72,383
Mota-Engil, SGPS, S.A.	44,475	96,485
Navigator Co. S.A. (The)	284,294	1,087,166
NOS, SGPS, S.A.	162,930	1,072,449
REN - Redes Energeticas Nacionais, SGPS, S.A.	191,622	525,908
Semapa-Sociedade de Investimento e Gestao	7,754	109,142
Sonae, SGPS, S.A.	503,391	486,986

Total Portugal		3,934,213

Spain - 9.6%
Acciona S.A.	8,690	934,199
Acerinox S.A.	46,847	471,075
Almirall S.A.	11,854	219,229
Applus Services S.A.	9,465	128,806
Atresmedia Corp. de Medios de Comunicacion S.A.	121,248	594,837
Bolsas y Mercados Espanoles SHMSF S.A.	29,011	710,972
Cia de Distribucion Integral Logista Holdings S.A.	38,587	875,342
Cie Automotive S.A.	16,720	484,777
Construcciones y Auxiliar de Ferrocarriles S.A.	3,041	139,563
Ebro Foods S.A.	20,352	436,189
Ence Energia y Celulosa S.A.	85,503	386,368
Euskaltel S.A.(a)	33,117	307,366
Faes Farma S.A.	50,102	236,498
Gestamp Automocion S.A.(a)	76,236	451,886
Grupo Catalana Occidente S.A.	16,618	615,049
Liberbank S.A.	322,775	139,385
Mediaset Espana Comunicacion S.A.	75,432	549,257
Melia Hotels International S.A.	24,401	233,418
Metrovacesa S.A.(a)	25,383	274,031
Parques Reunidos Servicios Centrales SAU(a)	8,132	128,909
Prosegur Cash S.A.(a)	283,107	560,980
Prosegur Cia de Seguridad S.A.	96,223	452,560
Sacyr S.A.	130,627	317,152
Unicaja Banco S.A.(a)	418,020	373,692
Viscofan S.A.	8,716	457,182
Zardoya Otis S.A.	108,805	827,700

Total Spain		11,306,422

Sweden - 0.3%
Ahlstrom-Munksjo Oyj	19,347	319,029

TOTAL COMMON STOCKS (Cost: $120,214,900)		117,656,558

RIGHTS - 0.0%

Spain - 0.0%
Sacyr S.A., expiring 7/5/19* (Cost: $4,967)	81,939	4,908

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $1,682,169)(d)	1,682,169	1,682,169

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $121,902,036)		119,343,635
Other Assets less Liabilities - (1.1)%		(1,352,239)

NET ASSETS - 100.0%		$117,991,396

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2019

(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,225,124. The Fund also had securities on loan having a total market value of $207,129 that were sold and pending settlement. The total market value of the collateral held by the Fund was $2,555,636. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $873,467.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2019	20,780,585	EUR	23,666,510	USD	$417	$—
Bank of America N.A.	7/3/2019	24,235,400	USD	21,695,002	EUR	—	(472,953)
Bank of America N.A.	8/5/2019	24,545,745	USD	21,495,416	EUR	—	(1,326)
Barclays Bank PLC	7/1/2019	1,583,169	EUR	1,800,000	USD	2,914	—
Barclays Bank PLC	7/3/2019	20,780,549	EUR	23,666,510	USD	376	—
Barclays Bank PLC	8/5/2019	24,545,745	USD	21,494,758	EUR	—	(573)
Citibank N.A.	7/3/2019	20,782,282	EUR	23,666,510	USD	2,350	—
Citibank N.A.	7/3/2019	24,235,400	USD	21,694,788	EUR	—	(472,709)
Citibank N.A.	8/5/2019	24,545,745	USD	21,496,979	EUR	—	(3,110)
JP Morgan Chase Bank N.A.	7/3/2019	15,832,758	EUR	18,031,627	USD	239	—
JP Morgan Chase Bank N.A.	8/5/2019	18,701,522	USD	16,376,774	EUR	—	(224)
Royal Bank of Canada	7/3/2019	18,465,067	USD	16,529,215	EUR	—	(359,991)
Societe Generale	7/3/2019	24,235,400	USD	21,694,730	EUR	—	(472,643)
UBS AG	7/3/2019	2,376,973	EUR	2,709,000	USD	—	(1,875)
UBS AG	7/3/2019	20,780,567	EUR	23,666,510	USD	396	—
UBS AG	7/3/2019	24,235,400	USD	21,694,691	EUR	—	(472,599)
UBS AG	8/5/2019	24,545,745	USD	21,495,209	EUR	—	(1,089)

						$6,692	$(2,259,092)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 2.4%
BHP Group PLC	38,744	$993,586

Austria - 0.4%
Andritz AG	2,400	90,466
Lenzing AG	599	66,850
Verbund AG	677	35,465

Total Austria		192,781

Belgium - 0.8%
bpost S.A.	10,810	102,620
Melexis N.V.(a)	831	56,307
Umicore S.A.	3,194	102,573
Warehouses De Pauw CVA	469	79,046

Total Belgium		340,546

Denmark - 5.3%
Chr Hansen Holding A/S	717	67,433
Coloplast A/S Class B	2,161	244,588
Novo Nordisk A/S Class B	20,931	1,068,267
Novozymes A/S Class B	1,856	86,683
Orsted A/S(b)	3,622	313,678
Pandora A/S	4,214	150,133
Royal Unibrew A/S	738	53,937
Tryg A/S	3,759	122,394
Vestas Wind Systems A/S	1,170	101,219

Total Denmark		2,208,332

Finland - 3.9%
DNA Oyj	2,092	50,030
Elisa Oyj	3,037	148,406
Kesko Oyj Class B	1,387	77,270
Kone Oyj Class B	6,207	366,857
Konecranes Oyj	1,288	49,239
Metsa Board Oyj	11,152	59,969
Metso Oyj	2,384	93,800
Neste Oyj	7,388	251,057
Nokian Renkaat Oyj	3,614	113,015
Stora Enso Oyj Class R	15,787	185,805
Tieto Oyj	2,366	70,216
Valmet Oyj	2,116	52,821
Wartsila Oyj Abp	7,154	103,915

Total Finland		1,622,400

France - 18.0%
Airbus SE	4,537	644,189
Altran Technologies S.A.(a)	3,097	49,217
BioMerieux	379	31,442
Bureau Veritas S.A.	4,799	118,702
Cie Plastic Omnium S.A.	2,895	75,596
Dassault Systemes SE	623	99,539
Gaztransport Et Technigaz S.A.	687	68,965
Hermes International	399	288,169
Ingenico Group S.A.	626	55,449
Ipsen S.A.	405	55,346
Kering S.A.	1,231	729,109
L’Oreal S.A.	3,807	1,086,021
Legrand S.A.	2,269	166,147
LVMH Moet Hennessy Louis Vuitton SE	3,960	1,687,962
Metropole Television S.A.	3,734	70,800
Peugeot S.A.	15,157	374,042
Remy Cointreau S.A.	361	52,128
Rubis SCA	791	44,607
Safran S.A.	2,686	394,129
Sartorius Stedim Biotech	235	37,119
SEB S.A.	286	51,493
Sopra Steria Group	354	41,321
Teleperformance	351	70,431
Thales S.A.	1,815	224,571
Trigano S.A.	339	30,961
Valeo S.A.	5,812	189,295
Vinci S.A.	7,163	734,640

Total France		7,471,390

Germany - 9.8%
adidas AG	1,248	385,862
Beiersdorf AG	968	116,354
Carl Zeiss Meditec AG Bearer Shares	299	29,538
CTS Eventim AG & Co. KGaA	936	43,617
Deutsche Post AG Registered Shares	21,515	708,087
Deutsche Wohnen SE Bearer Shares	3,648	134,061
Duerr AG	1,207	41,195
Fielmann AG	1,044	75,852
Fuchs Petrolub SE	1,519	54,230
Henkel AG & Co. KGaA	2,270	208,745
Hochtief AG	1,420	173,191
Hugo Boss AG	1,733	115,452
Infineon Technologies AG	10,571	187,195
LEG Immobilien AG	935	105,626
MTU Aero Engines AG	332	79,208
SAP SE	7,385	1,015,597
Scout24 AG(b)	778	41,393
Siemens Healthineers AG(b)	8,701	367,712
Siltronic AG	1,295	94,738
Sixt SE	326	34,972
Symrise AG	914	88,099

Total Germany		4,100,724

Ireland - 1.3%
CRH PLC	9,085	296,827
DCC PLC	913	81,571
Glanbia PLC	1,955	31,837
Kerry Group PLC Class A	652	77,962
Kingspan Group PLC	857	46,611

Total Ireland		534,808

Italy - 1.7%
Davide Campari-Milano SpA	3,266	32,042
DiaSorin SpA	423	49,183
Ferrari N.V.	713	115,949
FinecoBank Banca Fineco SpA	9,841	109,940
Freni Brembo SpA	4,345	50,124
IMA Industria Macchine Automatiche SpA	579	48,035
Moncler SpA	1,522	65,170
RAI Way SpA(b)	8,712	52,186
Recordati SpA	2,352	98,192

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2019

Investments	Shares	Value
Salvatore Ferragamo SpA	1,788	$42,719
Technogym SpA(b)	3,232	36,033

Total Italy		699,573

Kazakhstan - 0.1%
KAZ Minerals PLC	4,045	31,084

Netherlands - 2.8%
ASM International N.V.	627	40,885
ASML Holding N.V.	2,310	483,352
BE Semiconductor Industries N.V.	2,588	66,725
Corbion N.V.	984	32,094
Euronext N.V.(b)	845	64,040
GrandVision N.V.(b)	1,728	40,223
Koninklijke DSM N.V.	1,922	237,920
TKH Group N.V. CVA	585	36,341
Wolters Kluwer N.V.	2,198	160,247

Total Netherlands		1,161,827

Norway - 3.3%
Austevoll Seafood ASA	4,869	51,140
DNO ASA	15,113	27,386
Elkem ASA(b)	33,333	93,907
Leroy Seafood Group ASA	11,143	73,764
Mowi ASA	11,379	266,189
Salmar ASA	3,304	143,731
Schibsted ASA Class B	1,181	30,806
Telenor ASA	29,634	629,449
TGS Nopec Geophysical Co. ASA	2,047	57,429

Total Norway		1,373,801

Portugal - 1.2%
Altri, SGPS, S.A.	5,899	41,012
Galp Energia, SGPS, S.A.	16,219	249,809
Jeronimo Martins, SGPS, S.A.	6,367	102,707
Navigator Co. S.A. (The)	29,045	111,071

Total Portugal		504,599

Spain - 4.9%
Amadeus IT Group S.A.	3,607	286,139
Cie Automotive S.A.	1,741	50,478
Ence Energia y Celulosa S.A.	3,712	16,774
Gestamp Automocion S.A.(b)	9,016	53,442
Grifols S.A.	3,352	99,249
Industria de Diseno Textil S.A.	46,285	1,394,163
Prosegur Cash S.A.(b)	33,836	67,047
Prosegur Cia de Seguridad S.A.	12,049	56,669

Total Spain		2,023,961

Sweden - 4.0%
AAK AB	2,422	45,943
Alfa Laval AB	4,676	102,106
Atlas Copco AB Class A	7,480	239,278
Atlas Copco AB Class B	3,894	111,806
Atrium Ljungberg AB Class B	2,487	44,978
Axfood AB	3,842	76,089
Bonava AB Class B	2,913	36,608
Epiroc AB Class A	5,193	54,112
Epiroc AB Class B	1,174	11,639
Essity AB Class B	5,507	169,397
Hexpol AB	5,357	43,678
Indutrade AB	1,638	52,398
Intrum AB	1,786	45,891
Investment AB Latour Class B(a)	6,350	93,694
Lifco AB Class B	705	39,094
Loomis AB Class B	953	32,786
Nibe Industrier AB Class B	3,779	55,372
Sandvik AB	13,194	242,601
Securitas AB Class B	3,973	69,755
Sweco AB Class B	1,658	45,532
Thule Group AB(b)	1,799	44,480

Total Sweden		1,657,237

Switzerland - 14.0%
Bucher Industries AG Registered Shares	152	52,444
Cie Financiere Richemont S.A. Registered Shares	5,612	476,818
EMS-Chemie Holding AG Registered Shares	293	190,375
Geberit AG Registered Shares	358	167,434
Georg Fischer AG Registered Shares	65	62,200
Givaudan S.A. Registered Shares	101	285,493
Kuehne + Nagel International AG Registered Shares	2,043	303,621
Logitech International S.A. Registered Shares	1,782	71,298
Lonza Group AG Registered Shares*	360	121,625
Partners Group Holding AG	377	296,573
Roche Holding AG Bearer Shares	2,366	663,936
Roche Holding AG Genusschein	7,700	2,169,031
Schindler Holding AG Participation Certificate	194	43,237
Schindler Holding AG Registered Shares	664	145,195
SFS Group AG	684	58,298
SGS S.A. Registered Shares	88	224,468
Sonova Holding AG Registered Shares	459	104,417
STMicroelectronics N.V.	6,855	121,781
Straumann Holding AG Registered Shares	73	64,494
Swatch Group AG (The) Bearer Shares	330	94,600
Vifor Pharma AG	410	59,313
Vontobel Holding AG Registered Shares	1,239	69,003

Total Switzerland		5,845,654

United Kingdom - 25.4%
Ashmore Group PLC	14,087	91,346
Ashtead Group PLC	3,159	90,621
Barratt Developments PLC	29,677	216,271
Brewin Dolphin Holdings PLC	13,258	51,599
British American Tobacco PLC	48,847	1,708,987
Britvic PLC	3,508	39,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2019

Investments	Shares	Value
Burberry Group PLC	4,446	$105,360
Carnival PLC	3,168	140,270
Compass Group PLC	12,760	306,442
Countryside Properties PLC(b)	11,281	42,842
Croda International PLC	1,279	83,343
Diageo PLC	20,153	867,953
Diversified Gas & Oil PLC	19,836	28,022
Domino’s Pizza Group PLC	10,733	37,974
DS Smith PLC	25,373	117,059
Dunelm Group PLC	3,938	46,109
Electrocomponents PLC	4,665	37,570
Evraz PLC	59,373	502,652
Ferrexpo PLC	9,262	32,687
Fresnillo PLC	6,065	67,170
Halma PLC	2,231	57,356
Hargreaves Lansdown PLC	4,237	103,481
Hastings Group Holdings PLC(b)	22,696	56,499
Hays PLC	39,489	78,955
HomeServe PLC	2,602	39,308
Howden Joinery Group PLC	5,848	37,735
Ibstock PLC(b)	14,312	44,262
IMI PLC	3,318	43,833
Intertek Group PLC	1,149	80,458
Johnson Matthey PLC	1,610	68,213
Moneysupermarket.com Group PLC	10,887	57,128
Next PLC	1,420	99,868
Pagegroup PLC	8,031	52,434
Reckitt Benckiser Group PLC	7,219	570,919
RELX PLC	14,168	344,314
Rightmove PLC	7,890	53,692
Rio Tinto PLC	24,720	1,535,461
Rotork PLC	10,376	41,809
Smiths Group PLC	4,586	91,343
Softcat PLC	4,622	57,148
Spectris PLC	1,661	60,840
Spirax-Sarco Engineering PLC	554	64,761
Unilever N.V. CVA	21,900	1,335,772
Unilever PLC	12,923	805,004
Unite Group PLC (The)	4,098	50,825
Victrex PLC	1,651	45,471
WH Smith PLC	1,639	41,093

Total United Kingdom		10,531,927

TOTAL COMMON STOCKS (Cost: $40,188,558)		41,294,230

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $70,267)(d)	70,267	70,267

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $40,258,825)		41,364,497
Other Assets less Liabilities - 0.5%		202,743

NET ASSETS - 100.0%		$41,567,240

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $113,689 and the total market value of the collateral held by the Fund was $119,361. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $49,094.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	7/1/2019	7,818	GBP	9,926	USD	$25	$—
Deutsche Bank AG	7/1/2019	37,230	EUR	42,323	USD	74	—

						$99	$—

CURRENCY LEGEND

EUR	Euro
GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.2%

Austria - 0.8%
AT&S Austria Technologie & Systemtechnik AG	37,482	$679,537
Palfinger AG	28,673	881,626
Porr AG(a)	42,186	932,004
S IMMO AG	59,507	1,290,276
S&T AG	13,678	319,007
Schoeller-Bleckmann Oilfield Equipment AG	8,311	706,057

Total Austria		4,808,507

Belgium - 3.3%
Bekaert S.A.	68,284	1,833,624
bpost S.A.	888,114	8,430,902
D’ieteren S.A./N.V.	57,688	2,654,083
Econocom Group S.A./N.V.(a)	337,632	1,207,316
Euronav N.V.	131,209	1,228,987
Fagron	25,479	517,636
Greenyard N.V.	124,287	489,722
Ontex Group N.V.	91,013	1,469,695
Orange Belgium S.A.	67,676	1,344,091
Recticel S.A.	68,669	620,128

Total Belgium		19,796,184

Denmark - 3.5%
Alm Brand A/S	259,201	2,291,837
D/S Norden A/S	31,486	453,506
FLSmidth & Co. A/S	68,246	3,091,583
Matas A/S	110,286	1,198,102
NNIT A/S(b)	39,939	771,480
Per Aarsleff Holding A/S	21,174	755,983
Ringkjoebing Landbobank A/S	26,900	1,748,459
Scandinavian Tobacco Group A/S Class A(b)	307,111	3,584,680
Schouw & Co. A/S	23,367	1,782,652
Spar Nord Bank A/S	152,003	1,338,201
Sydbank A/S	199,345	3,805,014

Total Denmark		20,821,497

Finland - 6.3%
Aktia Bank Oyj	79,266	779,014
Atria Oyj	44,842	394,741
Cargotec Oyj Class B	72,591	2,759,413
Caverion Oyj(a)	46,384	363,944
Citycon Oyj(a)	214,085	2,233,209
Cramo Oyj	75,972	1,806,474
Finnair Oyj	182,541	1,455,144
Kemira Oyj	263,603	3,884,474
Lehto Group Oyj	253,732	762,828
Metsa Board Oyj	841,721	4,526,284
Oriola Oyj Class B	260,848	595,593
Outokumpu Oyj(a)	847,444	2,895,209
Raisio Oyj Class V	162,888	538,869
Ramirent Oyj	165,845	1,688,447
Rovio Entertainment Oyj(b)	40,094	325,777
Sanoma Oyj	120,046	1,159,971
Terveystalo Oyj*(b)	77,783	810,501
Tieto Oyj(a)	165,466	4,910,557
Tokmanni Group Corp.	162,344	1,482,717
Uponor Oyj	154,646	1,680,979
YIT Oyj(a)	381,552	2,350,708

Total Finland		37,404,853

France - 5.4%
Akka Technologies(a)	9,030	650,937
AKWEL	22,054	404,353
Albioma S.A.	35,125	932,008
April S.A.	12,159	299,088
Beneteau S.A.	77,737	856,498
Chargeurs S.A.	41,370	821,636
Coface S.A.	238,994	2,414,117
Derichebourg S.A.	279,897	1,077,364
Elior Group S.A.(b)	215,472	2,966,639
Eramet	11,489	764,872
Europcar Mobility Group(a)(b)	174,798	1,247,111
Haulotte Group S.A.	46,451	375,579
Interparfums S.A.	28,648	1,375,117
IPSOS(a)	66,975	1,769,491
Jacquet Metal Service S.A.	42,030	861,548
Kaufman & Broad S.A.	43,266	1,657,488
Maisons du Monde S.A.(b)	45,138	1,077,411
Manitou BF S.A.	36,502	1,128,585
Mersen S.A.	17,655	678,561
Neopost S.A.	56,447	1,208,499
Nexans S.A.	17,980	604,441
Rallye S.A.(a)	146,623	1,172,160
Tarkett S.A.	73,892	1,733,454
Television Francaise 1	373,303	3,936,589
Trigano S.A.	21,424	1,956,692

Total France		31,970,238

Georgia - 0.2%
Bank of Georgia Group PLC	51,144	975,063

Germany - 8.8%
Aareal Bank AG	201,956	5,328,812
AURELIUS Equity Opportunities SE & Co. KGaA	47,295	2,249,175
Aurubis AG	66,236	3,230,649
BayWa AG	21,202	614,486
Bilfinger SE	65,104	2,110,038
CANCOM SE	15,951	848,669
CropEnergies AG	55,398	390,510
Dermapharm Holding SE	38,500	1,328,468
Deutsche Pfandbriefbank AG(b)	519,776	6,262,526
Deutz AG	76,597	747,550
DIC Asset AG	143,325	1,655,036
Elmos Semiconductor AG	19,932	499,369
Encavis AG	148,914	1,163,342
GFT Technologies SE	58,707	469,326
Hamburger Hafen und Logistik AG	78,581	2,079,703
Indus Holding AG	32,126	1,445,112
Jenoptik AG	23,732	768,890
JOST Werke AG(b)	21,360	749,203
Kloeckner & Co. SE	269,619	1,616,577
Koenig & Bauer AG	17,849	737,037
NORMA Group SE	37,719	1,565,259
PATRIZIA AG	50,482	1,046,298
Pfeiffer Vacuum Technology AG	6,425	943,866
RHOEN-KLINIKUM AG	30,400	931,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2019

Investments	Shares	Value
RIB Software SE	23,399	$480,708
Salzgitter AG	53,989	1,548,134
Siltronic AG	94,268	6,896,321
Takkt AG	97,000	1,413,935
VERBIO Vereinigte BioEnergie AG	58,956	523,014
Wacker Neuson SE	73,488	1,851,182
Wuestenrot & Wuerttembergische AG	36,508	786,605

Total Germany		52,281,065

Ireland - 1.4%
C&C Group PLC	532,519	2,371,152
Dalata Hotel Group PLC	128,193	686,865
Greencore Group PLC	647,877	1,805,771
Hibernia REIT PLC	416,378	687,549
Irish Continental Group PLC	236,734	1,175,425
Origin Enterprises PLC	153,614	895,671
Total Produce PLC	434,276	722,048

Total Ireland		8,344,481

Italy - 9.2%
Anima Holding SpA(b)	889,888	3,028,054
Aquafil SpA	58,557	552,817
Ascopiave SpA	278,068	1,196,990
Avio SpA	34,061	563,212
Banca Farmafactoring SpA(b)	784,264	4,376,289
Banca IFIS SpA	202,540	2,737,847
Banca Popolare di Sondrio SCPA	503,307	1,117,101
Banca Sistema SpA(b)	391,057	529,059
BasicNet SpA	71,182	385,450
Biesse SpA(a)	35,913	461,327
BPER Banca	714,858	2,916,851
Brunello Cucinelli SpA	26,934	909,745
Cairo Communication SpA	287,643	864,779
Cementir Holding SpA	119,369	867,281
Cerved Group SpA	292,476	2,596,295
CIR-Compagnie Industriali Riunite SpA	297,015	317,946
Credito Emiliano SpA	353,743	1,706,039
Datalogic SpA	65,778	1,304,898
doValue SpA(a)(b)	84,901	1,129,284
Esprinet SpA	140,652	513,360
Falck Renewables SpA	211,316	888,468
Fiera Milano SpA	96,446	408,029
Fincantieri SpA	667,908	749,205
Gamenet Group SpA(b)	112,232	1,013,532
Gima TT SpA(b)	180,628	1,675,420
Gruppo MutuiOnline SpA	29,556	527,090
Immobiliare Grande Distribuzione SIIQ SpA	206,111	1,361,372
La Doria SpA	41,099	425,912
Maire Tecnimont SpA	536,574	1,740,272
MARR SpA	68,120	1,555,380
Piaggio & C. SpA	570,334	1,677,000
RAI Way SpA(b)	68,392	409,674
Reply SpA	8,946	610,753
Rizzoli Corriere Della Sera Mediagroup SpA	1,298,928	1,378,633
SAES Getters SpA	24,346	568,367
Saras SpA	2,171,017	3,273,398
Societa Cattolica di Assicurazioni SC	352,761	3,159,562
Technogym SpA(b)	141,621	1,578,912
Tinexta SpA	29,643	444,248
Tod’s SpA(a)	26,400	1,234,441
Unieuro SpA(b)	64,044	1,026,901
Zignago Vetro SpA	81,114	982,845

Total Italy		54,764,038

Morocco - 0.1%
Vivo Energy PLC(b)	381,128	643,192

Netherlands - 4.9%
Accell Group N.V.	24,549	677,943
AMG Advanced Metallurgical Group N.V.(a)	23,696	736,691
Arcadis N.V.	102,354	1,946,565
BE Semiconductor Industries N.V.	243,739	6,284,186
Brunel International N.V.(a)	42,429	622,338
Corbion N.V.	53,086	1,731,413
ForFarmers N.V.	175,045	1,481,106
Intertrust N.V.(b)	127,347	2,635,065
Koninklijke BAM Groep N.V.	375,403	1,670,706
Koninklijke Volkerwessels N.V.	177,010	3,559,886
PostNL N.V.(a)	2,334,860	4,050,894
Sligro Food Group N.V.	20,400	760,833
TKH Group N.V. CVA	44,648	2,773,603
Wessanen	36,082	468,017

Total Netherlands		29,399,246

Norway - 6.5%
American Shipping Co. ASA*	184,002	758,578
Atea ASA*	117,797	1,602,671
Austevoll Seafood ASA	311,006	3,266,529
Borregaard ASA	102,682	1,189,881
DNO ASA	1,079,102	1,955,434
Elkem ASA(b)	2,275,346	6,410,215
Europris ASA(b)	466,816	1,447,636
Fjordkraft Holding ASA(b)	218,196	1,138,830
Grieg Seafood ASA	144,223	2,001,112
Kitron ASA	439,911	474,684
Kongsberg Gruppen ASA	154,718	2,163,063
Kvaerner ASA	945,477	1,520,339
Norway Royal Salmon ASA	37,970	806,513
Ocean Yield ASA(a)	235,142	1,577,533
Sbanken ASA(b)	113,786	971,566
Scatec Solar ASA(b)	55,774	557,671
Selvaag Bolig ASA	108,262	558,703
SpareBank 1 Nord Norge	267,192	2,127,871
SpareBank 1 SMN	270,829	3,103,429
Sparebanken Vest	68,201	425,554
Spectrum ASA	56,932	444,716
Veidekke ASA	180,305	1,751,016
Wallenius Wilhelmsen ASA	251,419	745,465
XXL ASA*(a)(b)	495,006	1,656,977

Total Norway		38,655,986

Portugal - 1.9%
Altri, SGPS, S.A.	331,168	2,302,405
Corticeira Amorim, SGPS, S.A.	46,767	542,169

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2019

Investments	Shares	Value
Mota-Engil, SGPS, S.A.	412,800	$895,534
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,148,380	3,151,739
Semapa-Sociedade de Investimento e Gestao	48,582	683,820
Sonae, SGPS, S.A.	3,924,778	3,796,873

Total Portugal		11,372,540

Spain - 4.1%
Applus Services S.A.	67,229	914,897
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	805,241	3,950,474
Construcciones y Auxiliar de Ferrocarriles S.A.	20,533	942,334
Ence Energia y Celulosa S.A.	678,377	3,065,423
Euskaltel S.A.(b)	234,167	2,173,356
Faes Farma S.A.	391,985	1,850,298
Liberbank S.A.	2,290,339	989,044
Melia Hotels International S.A.	162,059	1,550,244
Metrovacesa S.A.(b)	184,449	1,991,280
Parques Reunidos Servicios Centrales SAU(b)	61,840	980,294
Sacyr S.A.	1,031,168	2,503,596
Telepizza Group S.A.(b)	42,788	230,479
Tubacex S.A.	111,066	350,355
Unicaja Banco S.A.(b)	2,972,546	2,657,332

Total Spain		24,149,406

Sweden - 13.4%
AddNode Group AB	21,138	350,850
AddTech AB Class B	42,148	1,281,039
AF Poyry AB Class B	92,240	2,089,721
Ahlstrom-Munksjo Oyj	120,977	1,994,890
Alimak Group AB(b)	34,685	533,086
Ambea AB(b)	50,649	341,183
Arjo AB Class B	171,183	774,901
Atrium Ljungberg AB Class B	123,635	2,235,989
Avanza Bank Holding AB	178,472	1,363,806
Betsson AB*	288,675	1,767,233
Bilia AB Class A	223,004	2,018,962
BioArctic AB(b)	57,453	460,704
BioGaia AB Class B	16,420	760,103
Biotage AB	39,100	458,924
Bonava AB Class B	147,085	1,848,431
Bravida Holding AB(b)	193,305	1,714,665
Bufab AB	41,979	482,309
Catena AB	34,920	1,098,989
Clas Ohlson AB Class B(a)	146,217	1,455,362
Cloetta AB Class B	347,954	1,132,570
Coor Service Management Holding AB(b)	186,525	1,724,887
Dios Fastigheter AB	229,721	1,700,958
Duni AB	36,913	503,674
Dustin Group AB(b)	121,418	1,117,576
Fagerhult AB(a)	138,688	919,285
Granges AB	98,243	1,126,625
Hemfosa Fastigheter AB	310,286	2,934,577
HIQ International AB*	114,465	646,458
HMS Networks AB	21,599	414,837
Inwido AB	63,422	439,870
JM AB(a)	157,452	3,623,117
KappAhl AB	402,972	611,959
KNOW IT AB	27,735	638,208
Kungsleden AB	257,605	2,126,764
Lagercrantz Group AB Class B	48,116	687,653
LeoVegas AB(a)(b)	148,084	591,813
Lindab International AB	59,359	683,273
Midsona AB Class B	64,486	340,563
Mycronic AB(a)	100,165	1,217,759
NCC AB Class B	140,869	2,443,671
NetEnt AB*	631,329	2,024,319
New Wave Group AB Class B	66,378	462,161
Nobia AB	512,926	2,990,806
Nobina AB(b)	261,554	1,623,754
Nolato AB Class B	25,291	1,544,195
Nordic Waterproofing Holding A/S(b)	62,730	567,249
NP3 Fastigheter AB	42,400	368,330
Paradox Interactive AB(a)	27,319	454,620
Peab AB	549,709	4,701,279
Platzer Fastigheter Holding AB Class B	88,474	820,069
Pricer AB Class B	283,257	408,482
Ratos AB Class B	142,044	394,677
Resurs Holding AB(b)	518,098	3,087,972
Rottneros AB	421,947	527,536
Samhallsbyggnadsbolaget i Norden AB	389,799	531,876
Scandi Standard AB	93,758	646,732
Scandic Hotels Group AB(b)	174,231	1,537,023
Sectra AB Class B*	18,132	657,608
Semcon AB	70,594	420,755
SkiStar AB	73,580	905,654
Tethys Oil AB	44,709	358,994
Thule Group AB(b)	116,515	2,880,790
Troax Group AB	13,455	137,766
Vitrolife AB	17,566	342,679
Wihlborgs Fastigheter AB	176,938	2,566,862

Total Sweden		79,619,432

Switzerland - 2.6%
Arbonia AG*	48,237	639,202
Ascom Holding AG Registered Shares	60,429	792,085
Bobst Group S.A. Registered Shares	11,868	879,449
Comet Holding AG Registered Shares	4,154	403,045
Daetwyler Holding AG Bearer Shares	9,464	1,442,411
EFG International AG*	246,413	1,708,464
Huber + Suhner AG Registered Shares	15,533	1,309,551
Landis+Gyr Group AG*	35,193	2,806,416
Mobilezone Holding AG Registered Shares*	77,650	794,021
Swissquote Group Holding S.A. Registered Shares	16,424	700,084
Tornos Holding AG Registered Shares*	41,710	368,331
u-blox Holding AG*	7,155	608,358
Valiant Holding AG Registered Shares	27,608	3,001,485

Total Switzerland		15,452,902

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2019

Investments	Shares	Value
United Kingdom - 26.8%
A.G. Barr PLC	60,875	$718,199
Amigo Holdings PLC(b)	91,572	231,922
Arrow Global Group PLC	292,508	845,064
Ascential PLC(b)	174,030	788,940
Balfour Beatty PLC	370,315	1,140,546
BCA Marketplace PLC	951,577	2,942,906
Biffa PLC(b)	207,515	544,055
Big Yellow Group PLC	123,697	1,557,762
Bodycote PLC	237,088	2,493,897
Bovis Homes Group PLC	336,900	4,429,222
Brewin Dolphin Holdings PLC	337,425	1,313,230
Card Factory PLC	600,080	1,343,387
CareTech Holdings PLC	120,307	571,118
Central Asia Metals PLC	286,019	778,995
Charter Court Financial Services Group PLC(b)	232,832	878,605
Chemring Group PLC	229,918	540,170
Chesnara PLC	143,349	602,965
Clarkson PLC	24,227	773,926
Clipper Logistics PLC	108,924	391,623
CMC Markets PLC(b)	406,746	465,899
Coats Group PLC	611,806	638,100
Computacenter PLC	73,415	1,244,558
Concentric AB	47,898	717,577
Costain Group PLC	170,966	379,039
Countryside Properties PLC(b)	466,503	1,771,656
Cranswick PLC	21,384	703,791
Crest Nicholson Holdings PLC	524,170	2,381,587
Daily Mail & General Trust PLC Class A Non-Voting Shares	240,113	2,386,673
Dart Group PLC	33,958	360,873
De La Rue PLC	127,657	495,531
Devro PLC	226,455	596,593
DFS Furniture PLC	246,903	798,153
Dignity PLC	65,711	541,507
Diploma PLC	61,123	1,191,762
DiscoverIE Group PLC	68,508	366,199
Diversified Gas & Oil PLC	1,071,670	1,513,945
Dixons Carphone PLC	2,390,793	3,330,304
Domino’s Pizza Group PLC	487,326	1,724,211
Drax Group PLC	454,158	1,503,974
Dunelm Group PLC	158,724	1,858,474
Elementis PLC	677,128	1,219,420
EMIS Group PLC	47,242	731,119
Empiric Student Property PLC	968,837	1,119,600
Equiniti Group PLC(b)	237,023	663,047
Essentra PLC	322,935	1,763,188
Euromoney Institutional Investor PLC	75,314	1,247,995
FDM Group Holdings PLC	86,262	1,022,105
Ferrexpo PLC	462,519	1,632,321
Forterra PLC(b)	183,975	693,069
Galliford Try PLC	316,525	2,539,915
Games Workshop Group PLC	22,018	1,391,588
Gamma Communications PLC	22,480	329,019
Genus PLC	18,782	632,974
Go-Ahead Group PLC (The)	57,401	1,440,630
GoCo Group PLC	335,388	399,103
Halfords Group PLC	456,260	1,304,212
Hastings Group Holdings PLC(b)	1,227,309	3,055,265
Headlam Group PLC	128,047	782,234
Helical PLC	82,306	386,007
Hill & Smith Holdings PLC	55,335	824,675
Hilton Food Group PLC	58,651	722,565
Hochschild Mining PLC	157,776	384,334
Hollywood Bowl Group PLC	126,819	361,542
Hunting PLC	61,147	397,280
Ibstock PLC(b)	678,501	2,098,374
IntegraFin Holdings PLC	194,790	942,055
ITE Group PLC	343,525	312,601
J D Wetherspoon PLC	36,682	666,665
James Fisher & Sons PLC	20,946	511,300
James Halstead PLC	112,538	736,188
John Laing Group PLC(b)	299,084	1,498,977
John Menzies PLC	142,677	824,396
Johnson Service Group PLC	251,036	476,045
Jupiter Fund Management PLC	892,308	4,798,081
Kcom Group PLC	643,965	917,923
Keller Group PLC	115,557	903,006
Kier Group PLC	751,396	1,016,549
Liontrust Asset Management PLC	56,130	512,915
M&C Saatchi PLC(a)	99,996	445,427
Marshalls PLC	145,984	1,268,043
Marston’s PLC	993,896	1,476,175
McCarthy & Stone PLC(b)	514,066	893,708
Mears Group PLC	171,220	573,108
Midwich Group PLC	63,194	464,064
Millennium & Copthorne Hotels PLC	43,959	383,234
Mitie Group PLC	279,105	519,683
MJ Gleeson PLC	52,004	481,831
Moneysupermarket.com Group PLC	397,127	2,083,862
Morgan Advanced Materials PLC	340,346	1,204,180
Morgan Sindall Group PLC	52,900	833,494
Morses Club PLC	225,530	397,539
Motorpoint group PLC	138,344	396,159
N Brown Group PLC	463,883	767,499
NCC Group PLC	226,109	470,790
Northgate PLC	93,390	413,030
Numis Corp. PLC	124,575	428,869
OneSavings Bank PLC	204,102	941,892
Oxford Instruments PLC	22,014	361,422
Pagegroup PLC	400,288	2,613,461
Paragon Banking Group PLC	358,507	2,002,121
PayPoint PLC	108,490	1,339,330
Pendragon PLC	1,214,751	251,691
Pets at Home Group PLC	517,042	1,231,192
Photo-Me International PLC	555,493	681,525
Polar Capital Holdings PLC	147,816	1,128,753
Polypipe Group PLC	150,170	849,344
Premier Asset Management Group PLC	169,869	422,656
Provident Financial PLC	149,333	783,982
PZ Cussons PLC	347,176	945,561
QinetiQ Group PLC	330,324	1,174,607
Rank Group PLC	212,735	430,489
Redde PLC	892,374	1,197,054
Renew Holdings PLC	85,188	449,938
Renewi PLC	2,323,862	854,741

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2019

Investments	Shares	Value
Restaurant Group PLC (The)	382,058	$640,871
RM PLC	129,417	393,655
Robert Walters PLC	49,341	406,920
RPS Group PLC	380,613	520,252
RWS Holdings PLC	93,830	773,825
Sabre Insurance Group PLC(b)	370,296	1,286,583
Safestore Holdings PLC	149,271	1,165,510
Saga PLC	3,095,934	1,567,410
Savills PLC	109,278	1,247,531
Senior PLC	257,342	706,787
SIG PLC	366,527	605,023
Soco International PLC	1,087,630	966,190
Softcat PLC	146,537	1,811,825
Speedy Hire PLC	641,755	514,560
Spire Healthcare Group PLC(b)	371,563	566,047
Spirent Communications PLC	353,846	688,119
St. Modwen Properties PLC	115,045	641,310
Stagecoach Group PLC	861,064	1,390,667
SThree PLC	133,059	482,631
Stock Spirits Group PLC	217,650	610,792
Superdry PLC	140,507	824,375
Synthomer PLC	311,101	1,478,434
TalkTalk Telecom Group PLC(a)	505,714	717,639
TBC Bank Group PLC	41,940	847,628
Ted Baker PLC	73,951	761,410
Telecom Plus PLC	68,546	1,230,063
Telford Homes PLC	142,038	568,527
TI Fluid Systems PLC(b)	555,960	1,392,499
TP ICAP PLC	860,925	3,282,716
TT Electronics PLC	152,868	449,422
Tyman PLC	323,920	997,652
U & I Group PLC	228,658	396,360
Ultra Electronics Holdings PLC	53,661	1,126,857
Vertu Motors PLC	664,512	339,981
Vesuvius PLC	273,749	1,909,234
Vitec Group PLC (The)	43,536	631,654
Watkin Jones PLC	211,959	555,706
William Hill PLC	1,894,103	3,725,621
Wincanton PLC	151,286	512,161
XPS Pensions Group PLC	327,883	404,778

Total United Kingdom		159,414,899

TOTAL COMMON STOCKS (Cost: $647,721,649)		589,873,529

RIGHTS - 0.0%

Spain - 0.0%
Sacyr S.A., expiring 7/5/19* (Cost: $37,451)	617,799	37,007

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

United States - 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $19,073,323)(d)	19,073,323	19,073,323

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $666,832,423)		608,983,859
Other Assets less Liabilities - (2.4)%		(14,223,097)

NET ASSETS - 100.0%		$594,760,762

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $25,236,795. The Fund also had securities on loan having a total market value of $2,064,657 that were sold and pending settlement. The total market value of the collateral held by the Fund was $28,753,376. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,680,053.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	7/1/2019	201,993	USD	177,673	EUR	$—	$(341)
Deutsche Bank AG	7/1/2019	51,471	USD	40,597	GBP	—	(197)
Deutsche Bank AG	7/2/2019	39,483	USD	34,706	EUR	—	(41)
Deutsche Bank AG	7/2/2019	151,010	USD	118,908	GBP	—	(324)

						$—	$(903)

CURRENCY LEGEND

EUR	Euro
GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 100.3%

Germany - 100.3%

Aerospace & Defense - 0.4%
MTU Aero Engines AG	703	$167,721

Air Freight & Logistics - 3.4%
Deutsche Post AG Registered Shares	46,982	1,546,240

Airlines - 0.7%
Deutsche Lufthansa AG Registered Shares	19,506	334,757

Auto Components - 2.5%
Continental AG	6,871	1,003,283
Hella GmbH & Co. KGaA	2,707	134,037

Total Auto Components		1,137,320

Automobiles - 16.3%
Bayerische Motoren Werke AG	30,422	2,255,016
Daimler AG Registered Shares	66,043	3,679,639
Volkswagen AG	8,873	1,527,307

Total Automobiles		7,461,962

Banks - 0.6%
Commerzbank AG	37,159	267,399

Capital Markets - 2.4%
AURELIUS Equity Opportunities SE & Co. KGaA	1,032	49,078
Deutsche Bank AG Registered Shares	31,995	247,036
Deutsche Boerse AG	3,733	528,842
DWS Group GmbH & Co. KGaA(a)	8,415	294,965

Total Capital Markets		1,119,921

Chemicals - 10.2%
BASF SE	43,314	3,152,918
Covestro AG(a)	9,708	494,290
Evonik Industries AG	19,578	570,986
Fuchs Petrolub SE	1,810	64,620
K+S AG Registered Shares	2,571	47,958
LANXESS AG	1,582	94,151
Symrise AG	1,286	123,955
Wacker Chemie AG	1,596	126,463

Total Chemicals		4,675,341

Commercial Services & Supplies - 0.1%
Bilfinger SE	1,553	50,333

Construction & Engineering - 0.8%
Hochtief AG	2,972	362,482

Construction Materials - 1.0%
HeidelbergCement AG	5,533	448,378

Diversified Financial Services - 0.1%
GRENKE AG	373	40,099

Diversified Telecommunication Services - 7.4%
Deutsche Telekom AG Registered Shares	196,190	3,398,684

Electrical Equipment - 0.3%
OSRAM Licht AG	3,677	121,266

Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	642	20,800

Entertainment - 0.1%
CTS Eventim AG & Co. KGaA	1,302	60,673

Food & Staples Retailing - 0.6%
METRO AG	15,607	285,705

Food Products - 0.2%
Suedzucker AG	5,976	101,333

Health Care Equipment & Supplies - 1.7%
Carl Zeiss Meditec AG Bearer Shares	522	51,569
Siemens Healthineers AG(a)	17,464	738,044

Total Health Care Equipment & Supplies		789,613

Health Care Providers & Services - 1.9%
Fresenius Medical Care AG & Co. KGaA	4,921	386,902
Fresenius SE & Co. KGaA	8,912	483,904

Total Health Care Providers & Services		870,806

Health Care Technology - 0.1%
CompuGroup Medical SE	393	31,776

Hotels, Restaurants & Leisure - 1.0%
TUI AG	45,318	444,037

Household Products - 1.1%
Henkel AG & Co. KGaA	5,296	487,010

Independent Power & Renewable Electricity Producers - 0.8%
Uniper SE	11,543	350,056

Industrial Conglomerates - 7.6%
Indus Holding AG	900	40,485
Rheinmetall AG	857	105,061
Siemens AG Registered Shares	28,031	3,339,011

Total Industrial Conglomerates		3,484,557

Insurance - 14.3%
Allianz SE Registered Shares	16,867	4,072,127
Hannover Rueck SE	4,147	671,555
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	5,695	1,431,343
Talanx AG	9,257	401,645

Total Insurance		6,576,670

IT Services - 0.1%
Bechtle AG	384	44,167
Wirecard AG	147	24,784

Total IT Services		68,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2019

Investments	Shares	Value
Life Sciences Tools & Services - 0.1%
Gerresheimer AG	500	$36,869

Machinery - 1.2%
Duerr AG	1,921	65,563
GEA Group AG	5,229	148,870
KION Group AG	2,485	156,891
Krones AG	649	52,438
NORMA Group SE	918	38,095
Pfeiffer Vacuum Technology AG	166	24,386
Wacker Neuson SE	1,779	44,813

Total Machinery		531,056

Marine - 0.1%
Hapag-Lloyd AG(a)	764	33,497

Media - 1.1%
Axel Springer SE	3,343	235,844
ProSiebenSat.1 Media SE	15,898	250,116

Total Media		485,960

Metals & Mining - 0.5%
Aurubis AG	1,562	76,186
Salzgitter AG	1,408	40,375
ThyssenKrupp AG	6,794	99,227

Total Metals & Mining		215,788

Multi-Utilities - 4.6%
E.ON SE	86,717	943,193
Innogy SE	18,412	789,430
RWE AG	15,919	392,846

Total Multi-Utilities		2,125,469

Personal Products - 0.4%
Beiersdorf AG	1,519	182,584

Pharmaceuticals - 7.1%
Bayer AG Registered Shares	44,665	3,099,684
Merck KGaA	1,609	168,501

Total Pharmaceuticals		3,268,185

Real Estate Management & Development - 0.1%
PATRIZIA AG	1,344	27,856

Road & Rail - 0.1%
Sixt SE	651	69,836

Semiconductors & Semiconductor Equipment - 1.0%
Infineon Technologies AG	18,132	321,088
Siltronic AG	2,214	161,968

Total Semiconductors & Semiconductor Equipment		483,056

Software - 4.6%
Nemetschek SE	663	39,979
SAP SE	14,810	2,036,694
Software AG	1,586	54,545

Total Software		2,131,218

Specialty Retail - 0.3%
Fielmann AG	2,238	162,603

Textiles, Apparel & Luxury Goods - 2.2%
adidas AG	2,395	740,496
Hugo Boss AG	2,959	197,128
Puma SE	874	58,375

Total Textiles, Apparel & Luxury Goods		995,999

Thrifts & Mortgage Finance - 0.3%
Aareal Bank AG	4,450	117,418

Trading Companies & Distributors - 0.4%
Brenntag AG	3,798	187,323

Transportation Infrastructure - 0.5%
Fraport AG Frankfurt Airport Services Worldwide	2,189	188,458
Hamburger Hafen und Logistik AG	1,921	50,841

Total Transportation Infrastructure		239,299

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $51,457,645)		45,997,906
Other Assets less Liabilities - (0.3)%		(121,320)

NET ASSETS - 100.0%		$45,876,586

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2019	8,092,745	EUR	9,216,633	USD	$163	$—
Bank of America N.A.	7/3/2019	9,470,733	USD	8,477,994	EUR	—	(184,821)
Bank of America N.A.	8/5/2019	9,541,363	USD	8,355,647	EUR	—	(515)
Barclays Bank PLC	7/3/2019	8,092,731	EUR	9,216,633	USD	146	—
Barclays Bank PLC	8/5/2019	9,541,363	USD	8,355,391	EUR	—	(223)
Canadian Imperial Bank of Commerce	7/3/2019	9,470,733	USD	8,478,647	EUR	—	(185,564)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2019

Citibank N.A.	7/3/2019	8,093,406	EUR	9,216,633	USD	$915	$—
Citibank N.A.	7/3/2019	9,470,733	USD	8,477,910	EUR	—	(184,726)
Citibank N.A.	8/5/2019	9,541,363	USD	8,356,254	EUR	—	(1,209)
Royal Bank of Canada	7/2/2019	82,690	EUR	94,000	USD	168	—
Societe Generale	7/3/2019	9,470,733	USD	8,477,888	EUR	—	(184,700)
State Street Bank and Trust	7/3/2019	1,061,695	EUR	1,210,000	USD	—	(840)
State Street Bank and Trust	7/3/2019	6,165,882	EUR	7,022,200	USD	99	—
State Street Bank and Trust	8/5/2019	7,269,613	USD	6,365,953	EUR	—	(100)
UBS AG	7/3/2019	8,092,738	EUR	9,216,633	USD	155	—
UBS AG	7/3/2019	7,215,800	USD	6,459,334	EUR	—	(140,711)
UBS AG	8/5/2019	9,541,363	USD	8,355,566	EUR	—	(423)

						$1,646	$(883,832)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 5.2%
Altium Ltd.	3,429	$82,295
Aristocrat Leisure Ltd.	20,442	440,684
carsales.com Ltd.	17,263	163,906
Cochlear Ltd.	2,020	293,203
Corporate Travel Management Ltd.(a)	3,460	54,631
CSL Ltd.	12,419	1,873,732
Domino’s Pizza Enterprises Ltd.(a)	4,032	106,501
Northern Star Resources Ltd.	16,738	136,840
REA Group Ltd.	4,163	280,570
Reece Ltd.	23,039	157,796

Total Australia		3,590,158

Belgium - 0.3%
Melexis N.V.(a)	2,747	186,133

Brazil - 2.1%
Ambev S.A.	111,585	520,855
BB Seguridade Participacoes S.A.	37,377	315,778
CCR S.A.	61,241	218,270
IRB Brasil Resseguros S.A.	3,230	83,012
Localiza Rent a Car S.A.	7,305	78,108
Lojas Renner S.A.	8,626	106,136
Magazine Luiza S.A.	369	20,326
Natura Cosmeticos S.A.	2,223	32,765
Raia Drogasil S.A.	2,031	40,327

Total Brazil		1,415,577

Canada - 3.4%
Alimentation Couche-Tard, Inc. Class B	5,848	368,803
Canadian Pacific Railway Ltd.	2,850	672,681
CCL Industries, Inc. Class B	3,600	176,921
CI Financial Corp.	39,131	639,032
Constellation Software, Inc.	248	234,241
FirstService Corp.	554	53,418
Toromont Industries Ltd.	2,510	119,224
West Fraser Timber Co., Ltd.(a)	1,938	88,539

Total Canada		2,352,859

Chile - 0.1%
Aguas Andinas S.A. Class A	155,033	91,337

China - 6.3%
AAC Technologies Holdings, Inc.	19,500	110,698
Anhui Conch Cement Co., Ltd. Class H	34,000	213,030
ANTA Sports Products Ltd.	26,000	178,547
Brilliance China Automotive Holdings Ltd.	40,000	44,237
China Conch Venture Holdings Ltd.	36,500	128,947
China Gas Holdings Ltd.	33,400	124,195
China Medical System Holdings Ltd.	36,000	32,993
China Overseas Land & Investment Ltd.	122,000	449,741
China Resources Gas Group Ltd.	16,000	79,360
CIFI Holdings Group Co., Ltd.	234,000	154,253
Country Garden Holdings Co., Ltd.	385,000	585,446
CSPC Pharmaceutical Group Ltd.	52,400	84,511
Dali Foods Group Co., Ltd.(b)	65,000	43,181
Geely Automobile Holdings Ltd.	104,000	177,848
Haier Electronics Group Co., Ltd.*	16,000	44,237
Haitian International Holdings Ltd.	21,000	43,599
Kingboard Laminates Holdings Ltd.	88,500	81,109
Logan Property Holdings Co., Ltd.	58,000	93,839
Luye Pharma Group Ltd.(a)(b)	27,000	19,561
MGM China Holdings Ltd.(a)	9,600	16,318
Minth Group Ltd.	20,000	53,888
Shenzhou International Group Holdings Ltd.	13,200	181,463
Sino Biopharmaceutical Ltd.	49,250	50,369
SITC International Holdings Co., Ltd.	62,000	63,171
Sunac China Holdings Ltd.	55,000	270,336
Sunny Optical Technology Group Co., Ltd.	6,000	61,978
Tencent Holdings Ltd.	15,000	676,992
Xinyi Glass Holdings Ltd.	132,000	138,547
Xinyi Solar Holdings Ltd.	154,000	75,891
Zhuzhou CRRC Times Electric Co., Ltd. Class H	7,700	40,557

Total China		4,318,842

Denmark - 3.1%
Ambu A/S Class B(a)	940	15,253
Chr Hansen Holding A/S	2,822	265,408
Coloplast A/S Class B	11,023	1,247,614
DSV A/S	1,700	167,199
GN Store Nord A/S	1,594	74,495
Rockwool International A/S Class B	244	62,396
Royal Unibrew A/S	2,234	163,272
SimCorp A/S	1,182	114,521

Total Denmark		2,110,158

Finland - 0.3%
DNA Oyj	10,083	241,133

France - 3.8%
Gaztransport Et Technigaz S.A.	3,347	335,990
Ipsen S.A.	1,543	210,860
Safran S.A.	13,579	1,992,507
Trigano S.A.	525	47,949

Total France		2,587,306

Germany - 5.4%
1&1 Drillisch AG	16,677	556,839
adidas AG	6,199	1,916,633
Bechtle AG	1,193	137,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2019

Investments	Shares	Value
CompuGroup Medical SE	904	$73,093
CTS Eventim AG & Co. KGaA	3,708	172,792
Fuchs Petrolub SE	3,288	117,386
Hugo Boss AG	6,745	449,351
Nemetschek SE	1,752	105,645
Siltronic AG	1,748	127,877
Wirecard AG	407	68,620

Total Germany		3,725,453

Hong Kong - 2.9%
Galaxy Entertainment Group Ltd.	185,000	1,246,752
Melco International Development Ltd.	20,000	44,339
Techtronic Industries Co., Ltd.	68,500	524,327
Vitasoy International Holdings Ltd.	36,000	173,030

Total Hong Kong		1,988,448

India - 3.0%
Alkem Laboratories Ltd.	385	9,309
Asian Paints Ltd.	1,789	35,200
Aurobindo Pharma Ltd.	2,883	25,396
Bajaj Auto Ltd.	1,279	52,382
Bajaj Holdings & Investment Ltd.	585	30,495
Bandhan Bank Ltd.(b)	3,137	24,484
Bharat Forge Ltd.	3,134	20,426
Bharti Infratel Ltd.	42,030	162,604
Biocon Ltd.	2,555	9,274
Cadila Healthcare Ltd.	3,685	12,903
Colgate-Palmolive India Ltd.	1,706	27,871
Dabur India Ltd.	4,031	23,388
Eicher Motors Ltd.	107	29,667
Emami Ltd.	1,171	5,074
Endurance Technologies Ltd.(b)	107	1,727
Godrej Consumer Products Ltd.	3,347	32,152
Graphite India Ltd.	380	1,843
Havells India Ltd.	2,656	30,249
Hero MotoCorp Ltd.	2,629	98,320
Hindustan Unilever Ltd.	8,031	207,978
Indraprastha Gas Ltd.	5,399	24,610
InterGlobe Aviation Ltd.(b)	1,278	28,845
ITC Ltd.	47,085	186,798
JSW Steel Ltd.	10,813	43,329
Maruti Suzuki India Ltd.	1,283	121,458
Mindtree Ltd.	1,629	21,886
Motherson Sumi Systems Ltd.	11,974	21,154
Mphasis Ltd.	1,394	20,278
Nestle India Ltd.	187	32,272
Petronet LNG Ltd.	11,734	41,665
Pidilite Industries Ltd.	2,147	37,774
Shree Cement Ltd.	69	21,812
Siemens Ltd.	1,263	23,994
Sun Pharmaceutical Industries Ltd.	2,610	15,160
Tata Consultancy Services Ltd.	10,924	352,467
Tech Mahindra Ltd.	8,587	87,901
Titan Co., Ltd.	1,635	31,614
UPL Ltd.	5,636	76,542
Whirlpool of India Ltd.	497	11,448
Zee Entertainment Enterprises Ltd.	5,328	26,139

Total India		2,067,888

Indonesia - 0.3%
Charoen Pokphand Indonesia Tbk PT	86,400	28,928
Gudang Garam Tbk PT	14,400	78,358
United Tractors Tbk PT	36,900	73,656

Total Indonesia		180,942

Italy - 2.6%
De’ Longhi SpA	12,868	260,550
Ferrari N.V.	2,859	464,933
IMA Industria Macchine Automatiche SpA(a)	2,176	180,524
Moncler SpA	5,021	214,994
Recordati SpA	13,583	567,069
Reply SpA	557	38,027
Technogym SpA(b)	4,981	55,532

Total Italy		1,781,629

Japan - 12.3%
Advantest Corp.	6,700	184,384
Asahi Intecc Co., Ltd.	2,800	68,973
Benefit One, Inc.	3,400	58,634
Daito Trust Construction Co., Ltd.	7,100	905,128
en-japan, Inc.	900	35,043
GMO Payment Gateway, Inc.	700	48,144
Harmonic Drive Systems, Inc.(a)	1,800	69,417
Haseko Corp.	23,200	234,713
Hoya Corp.	9,900	758,442
Kakaku.com, Inc.	7,600	146,723
Kaken Pharmaceutical Co., Ltd.	2,700	126,304
M3, Inc.	3,600	65,792
MonotaRO Co., Ltd.	2,800	68,246
Murata Manufacturing Co., Ltd.	24,200	1,087,136
Nidec Corp.	4,300	587,688
Nihon M&A Center, Inc.	2,400	57,561
Open House Co., Ltd.	2,200	90,050
Oracle Corp.	4,000	292,185
Pigeon Corp.	3,300	132,778
Pilot Corp.	600	23,195
Relo Group, Inc.	2,100	52,880
Seria Co., Ltd.(a)	1,800	41,583
Sysmex Corp.	3,600	234,798
T-Gaia Corp.	4,800	90,752
TechnoPro Holdings, Inc.	1,400	74,327
Tokai Carbon Co., Ltd.(a)	3,500	36,514
Tokyo Electron Ltd.	18,100	2,540,115
Trend Micro, Inc.	6,500	289,888
ZOZO, Inc.	6,000	112,437

Total Japan		8,513,830

Malaysia - 0.2%
Fraser & Neave Holdings Bhd	5,100	42,651
Hartalega Holdings Bhd	19,000	24,092
Nestle Malaysia Bhd	800	28,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2019

Investments	Shares	Value
Press Metal Aluminium Holdings Bhd	25,700	$27,364
Top Glove Corp. Bhd	21,600	25,664
Westports Holdings Bhd	24,400	23,263

Total Malaysia		171,898

Mexico - 0.6%
Fomento Economico Mexicano S.A.B. de C.V.	23,219	224,749
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	14,120	86,153
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	56,301	104,592

Total Mexico		415,494

Netherlands - 4.5%
ASML Holding N.V.	8,791	1,839,457
Koninklijke DSM N.V.	10,230	1,266,347

Total Netherlands		3,105,804

New Zealand - 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	21,420	222,419
Ryman Healthcare Ltd.	17,509	138,179

Total New Zealand		360,598

Norway - 6.3%
Austevoll Seafood ASA	10,030	105,346
Leroy Seafood Group ASA	30,147	199,565
Salmar ASA	11,408	496,271
Telenor ASA	165,913	3,524,122

Total Norway		4,325,304

Philippines - 0.1%
DMCI Holdings, Inc.	191,200	38,438
Jollibee Foods Corp.	5,230	28,766
Semirara Mining & Power Corp.	49,970	22,578

Total Philippines		89,782

Poland - 0.0%
CCC S.A.	303	13,699

Russia - 1.0%
Mobile TeleSystems PJSC ADR	42,706	397,593
Novatek PJSC GDR Reg S	1,237	262,244
PhosAgro PJSC GDR Reg S	4,536	59,512

Total Russia		719,349

South Africa - 1.3%
Assore Ltd.	2,617	68,069
Capitec Bank Holdings Ltd.	1,015	93,483
Clicks Group Ltd.(a)	5,585	81,308
Life Healthcare Group Holdings Ltd.	49,943	79,477
Mr. Price Group Ltd.	5,762	81,114
Naspers Ltd. Class N	871	211,216
Pick n Pay Stores Ltd.	11,523	56,384
RMB Holdings Ltd.	34,635	207,300

Total South Africa		878,351

South Korea - 1.1%
Amorepacific Corp.	209	29,776
NAVER Corp.	201	19,845
NCSoft Corp.	296	122,281
SK Hynix, Inc.	7,952	478,642
Woongjin Coway Co., Ltd.	1,738	116,504

Total South Korea		767,048

Spain - 0.4%
Prosegur Cash S.A.(b)	135,552	268,598

Sweden - 7.8%
Atlas Copco AB Class A	82,982	2,654,508
Atlas Copco AB Class B	42,262	1,213,446
Beijer Ref AB	2,850	68,806
Evolution Gaming Group AB(b)	7,292	144,454
Fabege AB	13,132	197,797
Hexpol AB	16,763	136,677
Indutrade AB	4,818	154,123
Investment AB Latour Class B(a)	26,349	388,780
Lifco AB Class B	2,129	118,058
Sweco AB Class B	5,512	151,372
Thule Group AB(b)	7,220	178,512

Total Sweden		5,406,533

Switzerland - 7.0%
EMS-Chemie Holding AG Registered Shares	1,779	1,155,894
Logitech International S.A. Registered Shares	6,728	269,189
Partners Group Holding AG	1,573	1,237,427
Roche Holding AG Bearer Shares	3,930	1,102,818
Schindler Holding AG Participation Certificate	1,677	373,756
Straumann Holding AG Registered Shares	266	235,008
Sunrise Communications Group AG*(a)(b)	4,797	358,422
Temenos AG Registered Shares*	726	130,047

Total Switzerland		4,862,561

Taiwan - 4.8%
Advantech Co., Ltd.	10,000	84,998
Catcher Technology Co., Ltd.	30,000	214,910
Eclat Textile Co., Ltd.	5,283	67,697
Feng TAY Enterprise Co., Ltd.	11,440	89,135
Hiwin Technologies Corp.	4,000	33,484
Largan Precision Co., Ltd.	2,000	248,233
Micro-Star International Co., Ltd.	39,000	110,497
Nien Made Enterprise Co., Ltd.	7,000	52,625
Novatek Microelectronics Corp.	30,000	167,099
President Chain Store Corp.	39,000	377,324
Taiwan Semiconductor Manufacturing Co., Ltd.	231,000	1,777,524
Walsin Technology Corp.	6,000	31,681
Yageo Corp.	7,000	59,499

Total Taiwan		3,314,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2019

Investments	Shares	Value
Thailand - 1.2%
Advanced Info Service PCL NVDR	30,100	$213,966
Airports of Thailand PCL NVDR	43,700	104,735
Bangkok Dusit Medical Services PCL NVDR	86,000	72,911
Central Pattana PCL NVDR	31,650	77,403
CP ALL PCL	47,356	132,413
Energy Absolute PCL NVDR	12,200	22,178
Home Product Center PCL NVDR	116,400	66,422
Indorama Ventures PCL NVDR	43,400	66,513
VGI Global Media PCL NVDR(a)	161,900	47,513

Total Thailand		804,054

Turkey - 0.5%
BIM Birlesik Magazalar AS	4,163	57,328
Eregli Demir ve Celik Fabrikalari T.A.S.	100,356	136,549
Ford Otomotiv Sanayi AS	3,442	37,193
Iskenderun Demir ve Celik AS	16,888	20,147
KOC Holding AS	22,103	67,027

Total Turkey		318,244

United Kingdom - 11.1%
Ashmore Group PLC	73,574	477,084
Ashtead Group PLC	18,083	518,741
British American Tobacco PLC	98,235	3,436,902
Countryside Properties PLC(b)	33,546	127,399
Croda International PLC	5,088	331,545
Diploma PLC	4,662	90,898
Electrocomponents PLC	19,984	160,944
Fevertree Drinks PLC	1,384	40,830
Halma PLC	8,108	208,445
Hargreaves Lansdown PLC	22,535	550,375
Hays PLC	178,629	357,153
Howden Joinery Group PLC	37,878	244,411
JD Sports Fashion PLC	9,053	67,563
NMC Health PLC(a)	1,837	56,181
Pagegroup PLC	34,481	225,125
Redrow PLC	40,659	281,502
Rightmove PLC	32,391	220,425
Softcat PLC	6,237	77,116
Unite Group PLC (The)	16,157	200,387

Total United Kingdom		7,673,026

TOTAL COMMON STOCKS (Cost: $62,670,599)		68,646,742

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Emerging Markets High Dividend Fund(a)(c)	122	5,448
WisdomTree International Equity Fund(a)(c)	160	8,162
TOTAL EXCHANGE-TRADED FUNDS (Cost: $13,129)		13,610

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(d) (Cost: $1,306,668)(e)	1,306,668	1,306,668

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $63,990,396)		69,967,020
Other Assets less Liabilities - (1.4)%		(986,747)

NET ASSETS - 100.0%		$68,980,273

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(e)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,387,984. The Fund also had securities on loan having a total market value of $73,278 that were sold and pending settlement. The total market value of the collateral held by the Fund was $1,532,222. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $225,555.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 10.9%
Abacus Property Group	80,927	$232,841
BWP Trust	91,326	235,844
Charter Hall Group	57,378	436,070
Charter Hall Retail REIT	67,273	206,303
Cromwell Property Group	376,307	305,005
Dexus	124,471	1,133,771
Goodman Group	130,978	1,381,464
GPT Group (The)	238,218	1,028,092
Growthpoint Properties Australia Ltd.	107,572	311,013
LendLease Group	57,356	523,244
Mirvac Group	470,121	1,032,610
Scentre Group	786,447	2,119,254
Shopping Centres Australasia Property Group	102,310	171,593
Stockland	417,860	1,222,783
Vicinity Centres	616,286	1,059,573
Viva Energy REIT	118,508	216,224

Total Australia		11,615,684

Austria - 0.6%
CA Immobilien Anlagen AG	7,022	258,292
IMMOFINANZ AG*	9,969	260,204
S IMMO AG	4,429	96,033

Total Austria		614,529

Belgium - 0.9%
Befimmo S.A.	3,407	196,323
Cofinimmo S.A.	2,802	364,403
Warehouses De Pauw CVA	2,312	389,670

Total Belgium		950,396

Brazil - 0.1%
Multiplan Empreendimentos Imobiliarios S.A.	13,239	95,890

Canada - 5.4%
Allied Properties Real Estate Investment Trust	9,264	335,822
Artis Real Estate Investment Trust	35,041	311,863
Boardwalk Real Estate Investment Trust	3,415	104,116
Canadian Apartment Properties REIT	10,241	378,997
Choice Properties Real Estate Investment Trust	27,203	284,781
Cominar Real Estate Investment Trust	34,232	327,716
Dream Global Real Estate Investment Trust	27,774	290,121
Dream Office Real Estate Investment Trust	6,962	125,947
First Capital Realty, Inc.(a)	30,550	511,056
Granite Real Estate Investment Trust	6,152	283,837
H&R Real Estate Investment Trust	52,525	918,057
Killam Apartment Real Estate Investment Trust	8,179	117,607
Northview Apartment Real Estate Investment Trust	8,382	172,547
RioCan Real Estate Investment Trust	48,349	961,615
SmartCentres Real Estate Investment Trust	20,205	513,494
Tricon Capital Group, Inc.	11,270	86,245

Total Canada		5,723,821

Chile - 0.1%
Parque Arauco S.A.	43,309	119,979

China - 12.7%
Agile Group Holdings Ltd.	474,000	634,629
Central China Real Estate Ltd.	89,000	39,303
China Aoyuan Group Ltd.	213,000	299,359
China Evergrande Group(a)	475,000	1,331,520
China Jinmao Holdings Group Ltd.	1,015,000	617,120
China Overseas Land & Investment Ltd.	346,049	1,275,675
China Resources Land Ltd.	266,000	1,171,251
China SCE Group Holdings Ltd.	340,000	163,635
China South City Holdings Ltd.(a)	266,800	39,273
China Vanke Co., Ltd. Class H	150,800	565,560
CIFI Holdings Group Co., Ltd.	665,900	438,961
Country Garden Holdings Co., Ltd.	1,066,000	1,621,002
Future Land Development Holdings Ltd.	188,000	247,378
Greentown China Holdings Ltd.(a)	55,000	39,143
Guangzhou R&F Properties Co., Ltd. Class H(a)	279,200	536,779
Hopson Development Holdings Ltd.	124,000	134,119
Jiayuan International Group Ltd.(a)	26,000	11,448
Kaisa Group Holdings Ltd.*	302,000	149,212
KWG Group Holdings Ltd.*	346,000	351,204
Logan Property Holdings Co., Ltd.	154,000	249,160
Longfor Group Holdings Ltd.	166,000	625,754
Poly Property Group Co., Ltd.	283,000	103,601
Powerlong Real Estate Holdings Ltd.	366,000	182,707
Shenzhen Investment Ltd.	680,000	250,675
Shimao Property Holdings Ltd.	192,500	586,432
Shui On Land Ltd.	571,500	132,405
Sino-Ocean Group Holding Ltd.	765,200	325,179
Sunac China Holdings Ltd.	152,900	751,534
Times China Holdings Ltd.	96,000	192,184
Yuexiu Property Co., Ltd.	1,106,000	250,575
Yuzhou Properties Co., Ltd.	501,000	235,350

Total China		13,552,127

Finland - 0.3%
Citycon Oyj(a)	34,548	360,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2019

Investments	Shares	Value
France - 8.0%
Covivio	12,612	$1,322,073
Gecina S.A.	8,034	1,204,025
ICADE	11,227	1,030,496
Klepierre S.A.(a)	54,630	1,834,029
Mercialys S.A.	19,028	251,578
Nexity S.A.	8,100	350,523
Unibail-Rodamco-Westfield	17,339	2,601,491

Total France		8,594,215

Germany - 4.2%
alstria office REIT-AG	18,731	303,752
Deutsche Euroshop AG	7,740	214,188
Deutsche Wohnen SE Bearer Shares	18,280	671,773
LEG Immobilien AG	5,274	595,798
PATRIZIA AG	4,016	83,236
TAG Immobilien AG	12,036	278,518
TLG Immobilien AG	10,299	302,009
Vonovia SE	42,366	2,026,350

Total Germany		4,475,624

Hong Kong - 21.4%
Champion REIT	738,000	614,961
Hang Lung Group Ltd.	130,649	362,054
Hang Lung Properties Ltd.	584,283	1,389,565
Henderson Land Development Co., Ltd.	527,915	2,909,023
Hui Xian REIT	1,175,634	581,574
Hysan Development Co., Ltd.	98,115	506,744
Joy City Property Ltd.	324,000	40,643
Kowloon Development Co., Ltd.	86,000	113,162
Link REIT	189,115	2,323,845
New World Development Co., Ltd.	1,171,054	1,831,716
Sino Land Co., Ltd.	679,735	1,139,780
Sun Hung Kai Properties Ltd.	292,810	4,966,058
Sunlight Real Estate Investment Trust	232,000	177,879
Swire Pacific Ltd. Class A	64,778	795,992
Swire Pacific Ltd. Class B	260,000	492,544
Swire Properties Ltd.	435,741	1,759,696
Wharf Holdings Ltd. (The)	474,872	1,258,221
Wheelock & Co., Ltd.	177,231	1,270,392
Yuexiu Real Estate Investment Trust(a)	499,000	341,076

Total Hong Kong		22,874,925

Ireland - 0.2%
Green REIT PLC	63,408	130,699
Hibernia REIT PLC	37,443	61,828

Total Ireland		192,527

Israel - 1.4%
Alony Hetz Properties & Investments Ltd.	14,949	193,896
Amot Investments Ltd.	55,968	371,912
Azrieli Group Ltd.	7,565	506,942
Gazit-Globe Ltd.	23,494	194,063
Melisron Ltd.	3,970	213,719

Total Israel		1,480,532

Japan - 6.6%
Aeon Mall Co., Ltd.	10,330	155,516
Daibiru Corp.	5,500	51,151
Daito Trust Construction Co., Ltd.	7,900	1,007,115
Daiwa House Industry Co., Ltd.	55,700	1,623,851
Hulic Co., Ltd.(a)	38,000	305,439
Ichigo, Inc.	17,700	51,914
Invesco Office J-REIT, Inc.	627	104,927
Invincible Investment Corp.(a)	785	406,562
Katitas Co., Ltd.(a)	1,800	66,911
Mitsubishi Estate Co., Ltd.	52,189	971,217
Mitsui Fudosan Co., Ltd.	42,008	1,018,618
Nomura Real Estate Holdings, Inc.	16,965	364,683
Open House Co., Ltd.	2,700	110,516
Relo Group, Inc.	3,000	75,543
Sumitomo Realty & Development Co., Ltd.	8,779	313,547
Tokyo Tatemono Co., Ltd.(a)	15,700	174,428
Tokyu Fudosan Holdings Corp.	37,068	204,710

Total Japan		7,006,648

Malaysia - 0.5%
IGB Real Estate Investment Trust	240,800	111,295
IOI Properties Group Bhd	167,775	56,027
Pavilion Real Estate Investment Trust	89,300	39,545
Sime Darby Bhd	371,800	92,669
SP Setia Bhd	193,575	101,179
Sunway Bhd	205,529	83,554
Sunway Real Estate Investment Trust	165,396	74,843

Total Malaysia		559,112

Mexico - 1.3%
Concentradora Fibra Danhos S.A. de C.V.	128,025	169,330
Fibra Uno Administracion S.A. de C.V.	611,561	809,190
PLA Administradora Industrial S de RL de C.V.	180,198	281,670
Prologis Property Mexico S.A. de C.V.	53,240	110,351

Total Mexico		1,370,541

Netherlands - 0.4%
Eurocommercial Properties N.V. CVA	8,293	221,936
Wereldhave N.V.(a)	8,526	223,705

Total Netherlands		445,641

New Zealand - 0.6%
Goodman Property Trust	173,971	226,100
Kiwi Property Group Ltd.	211,150	226,910
Precinct Properties New Zealand Ltd.	137,956	164,005

Total New Zealand		617,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2019

Investments	Shares	Value
Norway - 0.2%
Entra ASA(b)	18,079	$277,778

Philippines - 0.5%
Ayala Land, Inc.	210,000	208,217
Megaworld Corp.	543,600	64,721
Robinsons Land Corp.	109,947	56,545
SM Prime Holdings, Inc.	272,975	197,665

Total Philippines		527,148

Russia - 0.2%
LSR Group PJSC GDR Reg S	71,985	185,001

Singapore - 10.0%
Ascendas Real Estate Investment Trust	452,284	1,042,999
Ascott Residence Trust	353,088	339,269
Bukit Sembawang Estates Ltd.	19,400	82,736
CapitaLand Commercial Trust	445,175	714,017
CapitaLand Ltd.	422,489	1,102,322
CapitaLand Mall Trust	492,686	957,733
CapitaLand Retail China Trust	159,700	184,140
CDL Hospitality Trusts	168,200	202,643
City Developments Ltd.	55,303	387,094
Frasers Centrepoint Trust	138,218	265,617
Frasers Logistics & Industrial Trust	171,599	153,468
GuocoLand Ltd.	102,300	151,225
Ho Bee Land Ltd.	66,200	116,454
Keppel DC REIT	155,400	191,816
Keppel REIT	429,300	399,806
Manulife US Real Estate Investment Trust	188,900	163,399
Mapletree Commercial Trust	421,392	650,955
Mapletree Industrial Trust	291,318	482,318
Mapletree Logistics Trust	524,575	616,486
Mapletree North Asia Commercial Trust	611,100	659,452
OUE Ltd.	69,500	77,054
Parkway Life Real Estate Investment Trust	73,600	164,831
SPH REIT	159,600	126,222
Starhill Global REIT	364,884	209,014
Suntec Real Estate Investment Trust	379,728	544,493
United Engineers Ltd.	26,000	49,581
UOL Group Ltd.	60,200	335,940
Wing Tai Holdings Ltd.	29,700	45,441
Yanlord Land Group Ltd.	272,900	260,203

Total Singapore		10,676,728

South Africa - 2.3%
Growthpoint Properties Ltd.	646,275	1,112,778
Hyprop Investments Ltd.	49,993	247,709
Redefine Properties Ltd.	1,276,781	818,516
Vukile Property Fund Ltd.(a)	173,811	236,535

Total South Africa		2,415,538

Spain - 0.6%
Inmobiliaria Colonial Socimi S.A.	24,575	274,123
Merlin Properties Socimi S.A.	24,864	345,445

Total Spain		619,568

Sweden - 2.0%
Atrium Ljungberg AB Class B	10,050	181,758
Castellum AB	25,289	483,937
Fabege AB	16,716	251,779
Hemfosa Fastigheter AB	18,475	174,730
Hufvudstaden AB Class A	14,655	249,404
Klovern AB Class B	80,950	127,381
Kungsleden AB	24,535	202,559
Sagax AB Class B	10,944	103,210
Wallenstam AB Class B	17,155	181,568
Wihlborgs Fastigheter AB	11,529	167,253

Total Sweden		2,123,579

Switzerland - 1.5%
Allreal Holding AG Registered Shares*	1,542	265,698
PSP Swiss Property AG Registered Shares	4,620	540,659
Swiss Prime Site AG Registered Shares*	8,757	765,676

Total Switzerland		1,572,033

Taiwan - 0.2%
Highwealth Construction Corp.	174,110	277,201

Thailand - 0.7%
Central Pattana PCL NVDR	65,074	159,144
Land & Houses PCL NVDR	662,311	239,721
MBK PCL NVDR	84,000	60,259
Pruksa Holding PCL NVDR	95,800	66,538
Quality Houses PCL NVDR	817,700	82,657
WHA Corp. PCL NVDR	635,700	98,254

Total Thailand		706,573

Turkey - 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	471,931	92,199

United Kingdom - 5.5%
Assura PLC	270,620	219,739
Big Yellow Group PLC	14,164	178,372
British Land Co. PLC (The)	132,531	908,131
Capital & Counties Properties PLC	13,730	37,849
CLS Holdings PLC	34,594	94,440
Derwent London PLC	6,562	260,231
Great Portland Estates PLC	12,703	110,583
Hammerson PLC	116,910	412,301
Land Securities Group PLC	104,355	1,106,595
Londonmetric Property PLC	69,431	186,450
NewRiver REIT PLC(a)	58,187	131,965
Primary Health Properties PLC	57,911	98,320
Safestore Holdings PLC	14,935	116,613
Savills PLC	13,991	159,723
Secure Income REIT PLC	28,630	145,750
Segro PLC	75,798	704,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2019

Investments	Shares	Value
Shaftesbury PLC	14,901	$152,475
St. Modwen Properties PLC	9,559	53,286
Tritax Big Box REIT PLC	172,851	339,441
Unite Group PLC (The)	21,344	264,718
Workspace Group PLC	13,356	148,564

Total United Kingdom		5,829,956

TOTAL COMMON STOCKS (Cost: $97,410,394)		105,952,892

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%

United States - 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $3,526,038)(d)	3,526,038	3,526,038

TOTAL INVESTMENTS IN SECURITIES - 102.7% (Cost: $100,936,432)		109,478,930
Other Assets less Liabilities - (2.7)%		(2,888,545)

NET ASSETS - 100.0%		$106,590,385

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,928,275 and the total market value of the collateral held by the Fund was $6,286,587. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,760,549.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/2/2019	7,732	USD	10,463	SGD	$—	$(1)
Bank of Montreal	7/2/2019	10,911	USD	9,596	EUR	—	(17)
Citibank N.A.	7/2/2019	8,670	USD	67,730	HKD	1	—
Citibank N.A.	7/2/2019	8,914	USD	13,268	NZD	3	—
Societe Generale	7/2/2019	7,244	USD	5,704	GBP	—	(17)

						$4	$(35)

CURRENCY LEGEND

EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
NZD	New Zealand dollar
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 3.8%
AGL Energy Ltd.	3,427	$48,122
Alumina Ltd.	22,955	37,533
AMP Ltd.	4,624	6,879
APA Group	4,299	32,582
ASX Ltd.	1,164	67,283
Aurizon Holdings Ltd.	17,039	64,568
Australia & New Zealand Banking Group Ltd.	11,590	229,440
Bank of Queensland Ltd.	2,663	17,809
Bendigo & Adelaide Bank Ltd.	3,625	29,458
BHP Group Ltd.	12,763	368,647
BHP Group PLC	9,758	250,243
Boral Ltd.	4,342	15,601
Coca-Cola Amatil Ltd.	3,151	22,599
Commonwealth Bank of Australia	7,320	425,225
Crown Resorts Ltd.	3,080	26,909
Fortescue Metals Group Ltd.	15,901	100,650
Harvey Norman Holdings Ltd.(a)	9,033	25,799
Insurance Australia Group Ltd.	10,250	59,414
Macquarie Group Ltd.	1,285	113,070
Mineral Resources Ltd.	496	5,214
National Australia Bank Ltd.	13,522	253,548
Rio Tinto Ltd.	1,763	128,370
Sonic Healthcare Ltd.	2,083	39,613
South32 Ltd.	18,187	40,585
Suncorp Group Ltd.	6,088	57,547
Sydney Airport	14,150	79,835
Tabcorp Holdings Ltd.	10,363	32,361
Telstra Corp., Ltd.	47,828	129,219
Transurban Group	9,598	99,280
Wesfarmers Ltd.	4,790	121,548
Westpac Banking Corp.	14,993	298,385
Whitehaven Coal Ltd.	4,174	10,721
Woodside Petroleum Ltd.	2,883	73,562
Woolworths Group Ltd.	4,017	93,673

Total Australia		3,405,292

Austria - 0.1%
Lenzing AG	145	16,182
Oesterreichische Post AG	713	23,994
Vienna Insurance Group AG Wiener Versicherung Gruppe	257	6,600
Voestalpine AG	607	18,781

Total Austria		65,557

Belgium - 0.9%
Ageas	1,069	55,646
Anheuser-Busch InBev S.A./N.V.	6,674	591,612
bpost S.A.	785	7,452
Cofinimmo S.A.	296	38,495
KBC Group N.V.	1,124	73,780
Proximus SADP	1,700	50,180

Total Belgium		817,165

Brazil - 0.3%
Banco Bradesco S.A.	3,342	29,168
Banco do Brasil S.A.	3,900	54,888
Banco Santander Brasil S.A.	3,315	39,320
BB Seguridade Participacoes S.A.	4,484	37,883
CCR S.A.	9,198	32,783
Cielo S.A.	13,370	23,442
Engie Brasil Energia S.A.	3,661	41,523
Itau Unibanco Holding S.A.	3,505	28,469
Ultrapar Participacoes S.A.	3,900	20,453

Total Brazil		307,929

Canada - 2.9%
AltaGas Ltd.	1,711	25,938
ARC Resources Ltd.(a)	1,452	7,122
Bank of Montreal	1,941	146,932
Bank of Nova Scotia (The)	3,773	203,094
BCE, Inc.	4,206	191,768
Canadian Imperial Bank of Commerce(a)	1,566	123,410
CI Financial Corp.	1,381	22,553
Emera, Inc.	1,671	68,426
Enbridge, Inc.	8,391	303,726
Fortis, Inc.	1,022	40,442
Great-West Lifeco, Inc.	3,591	82,853
Hydro One Ltd.(b)	2,535	44,308
IGM Financial, Inc.(a)	928	26,553
Inter Pipeline Ltd.	2,135	33,281
Keyera Corp.	1,180	30,431
Manulife Financial Corp.	5,088	92,668
National Bank of Canada	1,144	54,462
Norbord, Inc.	1,022	25,387
Pembina Pipeline Corp.	2,408	89,834
Power Corp. of Canada	1,954	42,183
Power Financial Corp.	2,634	60,713
Royal Bank of Canada	3,597	286,466
Shaw Communications, Inc. Class B	1,829	37,399
Sun Life Financial, Inc.	1,207	50,090
TC Energy Corp.	3,599	178,800
TELUS Corp.	2,247	83,243
Toronto-Dominion Bank (The)	4,593	268,955
Vermilion Energy, Inc.(a)	823	17,918

Total Canada		2,638,955

Chile - 0.1%
Banco Santander Chile	735,747	54,724
Enel Americas S.A.	153,031	26,937
Enel Chile S.A.	159,047	15,086

Total Chile		96,747

China - 3.1%
Agile Group Holdings Ltd.	22,000	29,455
Agricultural Bank of China Ltd. Class H	155,074	64,908
Bank of China Ltd. Class H	474,366	200,372
Bank of Communications Co., Ltd. Class H	145,125	110,156
Beijing Enterprises Water Group Ltd.*	48,000	28,508
China Cinda Asset Management Co., Ltd. Class H	160,000	36,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2019

Investments	Shares	Value
China CITIC Bank Corp., Ltd. Class H	71,000	$40,442
China Construction Bank Corp. Class H	632,536	544,892
China Everbright Bank Co., Ltd. Class H	36,000	16,497
China Evergrande Group(a)	20,000	56,064
China Jinmao Holdings Group Ltd.	42,000	25,536
China Mobile Ltd.	32,500	295,984
China Petroleum & Chemical Corp. Class H	322,000	218,857
China Resources Cement Holdings Ltd.	20,000	19,379
China Resources Power Holdings Co., Ltd.	15,575	22,727
China Shenhua Energy Co., Ltd. Class H	25,500	53,399
China Vanke Co., Ltd. Class H	7,400	27,753
CIFI Holdings Group Co., Ltd.	40,000	26,368
CNOOC Ltd.	95,415	163,167
Country Garden Holdings Co., Ltd.	46,000	69,949
Dongfeng Motor Group Co., Ltd. Class H	24,000	19,661
Guangdong Investment Ltd.	22,000	43,535
Guangzhou Automobile Group Co., Ltd. Class H	30,000	32,026
Industrial & Commercial Bank of China Ltd. Class H	432,000	315,187
Kingboard Holdings Ltd.	10,500	29,232
Kingboard Laminates Holdings Ltd.	14,500	13,289
KWG Group Holdings Ltd.*	24,000	24,361
Lenovo Group Ltd.	46,000	35,622
Logan Property Holdings Co., Ltd.	8,000	12,943
Longfor Group Holdings Ltd.	8,000	30,157
Shimao Property Holdings Ltd.	12,500	38,080
Sino-Ocean Group Holding Ltd.	47,775	20,303
Sinopec Shanghai Petrochemical Co., Ltd. Class H	40,000	15,872
Weichai Power Co., Ltd. Class H	18,000	30,413
WH Group Ltd.(b)	58,000	58,798
Xinyi Glass Holdings Ltd.	24,000	25,190
Yanzhou Coal Mining Co., Ltd. Class H	20,000	18,688
Yuexiu Property Co., Ltd.	112,000	25,375

Total China		2,840,009

Czech Republic - 0.1%
CEZ AS	1,921	46,428
Komercni Banka AS	668	26,639
O2 Czech Republic AS	1,646	16,318

Total Czech Republic		89,385

Denmark - 0.2%
Danske Bank A/S	4,063	64,318
ISS A/S	780	23,576
Pandora A/S	606	21,590
Tryg A/S	1,562	50,859

Total Denmark		160,343

Finland - 0.8%
Elisa Oyj	959	46,862
Fortum Oyj	4,402	97,428
Kesko Oyj Class B	339	18,886
Kone Oyj Class B	1,369	80,913
Metso Oyj	881	34,663
Nokia Oyj	20,055	99,714
Nokian Renkaat Oyj	741	23,172
Nordea Bank Abp	19,807	143,927
Sampo Oyj Class A	2,140	101,137
UPM-Kymmene Oyj	2,468	65,683

Total Finland		712,385

France - 3.0%
ALD S.A.(b)	1,259	19,728
Amundi S.A.(b)	514	35,940
AXA S.A.	7,890	207,557
BNP Paribas S.A.(a)	4,547	216,264
Bouygues S.A.	1,642	60,903
Cie de Saint-Gobain	1,716	66,980
Cie Generale des Etablissements Michelin SCA	524	66,565
CNP Assurances	2,615	59,440
Credit Agricole S.A.	8,744	105,004
Engie S.A.	11,365	172,653
Eutelsat Communications S.A.	1,076	20,145
ICADE	515	47,270
Klepierre S.A.(a)	1,223	41,058
Lagardere SCA	1,065	27,774
Metropole Television S.A.	1,088	20,630
Natixis S.A.	12,180	49,088
Orange S.A.	10,835	171,079
Publicis Groupe S.A.	702	37,118
Renault S.A.	1,317	82,924
Sanofi	4,308	372,411
SCOR SE	963	42,287
Societe Generale S.A.	2,947	74,571
Suez	2,331	33,686
TOTAL S.A.	9,888	554,859
Unibail-Rodamco-Westfield	417	62,565
Veolia Environnement S.A.	2,162	52,738

Total France		2,701,237

Germany - 2.8%
1&1 Drillisch AG	642	21,436
Allianz SE Registered Shares	1,303	314,578
Axel Springer SE	340	23,987
BASF SE	3,255	236,938
Bayerische Motoren Werke AG	2,495	184,941
Daimler AG Registered Shares	6,269	349,282
Deutsche Lufthansa AG Registered Shares	1,535	26,343
Deutsche Post AG Registered Shares	3,972	130,724
Deutsche Telekom AG Registered Shares	18,264	316,395
E.ON SE	7,811	84,958
Evonik Industries AG	1,773	51,709
Freenet AG	1,219	24,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2019

Investments	Shares	Value
Hannover Rueck SE	364	$58,945
Hugo Boss AG	427	28,447
Innogy SE	1,753	75,161
METRO AG	1,485	27,185
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	525	131,950
ProSiebenSat.1 Media SE	1,632	25,675
Siemens AG Registered Shares	2,595	309,113
Talanx AG	934	40,525
Telefonica Deutschland Holding AG	18,568	51,954
TUI AG	1,813	17,764

Total Germany		2,532,435

Hong Kong - 0.9%
Bank of East Asia Ltd. (The)	4,524	12,653
BOC Hong Kong Holdings Ltd.	26,500	104,304
CLP Holdings Ltd.	7,000	77,235
Hang Lung Properties Ltd.	13,472	32,040
Hang Seng Bank Ltd.	4,600	114,521
Henderson Land Development Co., Ltd.	12,100	66,676
Hysan Development Co., Ltd.	6,000	30,989
New World Development Co., Ltd.	43,472	67,997
PCCW Ltd.	39,000	22,514
Power Assets Holdings Ltd.	10,000	71,936
Sino Land Co., Ltd.	26,000	43,597
SJM Holdings Ltd.	19,000	21,620
Sun Hung Kai Properties Ltd.	7,500	127,200
Wharf Holdings Ltd. (The)	12,519	33,170

Total Hong Kong		826,452

India - 0.3%
Bharat Petroleum Corp., Ltd.	7,805	44,375
Bharti Infratel Ltd.	6,322	24,458
Coal India Ltd.	10,833	39,831
Hindustan Petroleum Corp., Ltd.	6,703	28,166
Indian Oil Corp., Ltd.	24,900	56,237
Vedanta Ltd.	23,757	60,005

Total India		253,072

Indonesia - 0.1%
Adaro Energy Tbk PT	145,300	13,987
Gudang Garam Tbk PT	4,400	23,943
Telekomunikasi Indonesia Persero Tbk PT	312,300	91,518

Total Indonesia		129,448

Israel - 0.0%
Bank Leumi Le-Israel BM	2,651	19,147

Italy - 1.5%
ACEA SpA	1,398	26,651
Assicurazioni Generali SpA	5,789	109,172
Azimut Holding SpA(a)	1,601	30,867
Banca Mediolanum SpA	3,670	27,062
De’ Longhi SpA	529	10,711
Enel SpA	42,964	300,414
Eni SpA	15,697	261,093
Hera SpA	10,369	39,723
Intesa Sanpaolo SpA	101,408	217,340
Mediobanca Banca di Credito Finanziario SpA	2,709	27,969
Poste Italiane SpA(b)	5,346	56,375
Snam SpA	20,552	102,302
Telecom Italia SpA RSP(a)	52,535	27,287
Terna Rete Elettrica Nazionale SpA	10,468	66,757
UnipolSai Assicurazioni SpA	13,981	35,967

Total Italy		1,339,690

Japan - 2.3%
Amada Holdings Co., Ltd.	2,300	25,895
Aozora Bank Ltd.	833	19,994
Bridgestone Corp.(a)	2,100	82,682
Canon, Inc.(a)	5,300	154,760
Chugoku Electric Power Co., Inc. (The)	2,400	30,251
Daito Trust Construction Co., Ltd.	200	25,497
Daiwa Securities Group, Inc.	5,301	23,228
ITOCHU Corp.	4,742	90,690
Japan Exchange Group, Inc.	1,200	19,068
Japan Post Holdings Co., Ltd.	12,100	137,015
Japan Tobacco, Inc.(a)	7,800	172,268
JFE Holdings, Inc.	1,900	27,907
Marubeni Corp.	6,069	40,163
Mitsubishi Corp.	4,000	105,439
Mizuho Financial Group, Inc.	62,200	90,119
MS&AD Insurance Group Holdings, Inc.	1,400	44,440
Nissan Motor Co., Ltd.	18,800	134,640
Nomura Holdings, Inc.	13,500	47,539
NTT DOCOMO, Inc.	10,900	254,188
Resona Holdings, Inc.	6,200	25,815
Sankyo Co., Ltd.	500	18,099
Sekisui House Ltd.	2,000	32,959
Subaru Corp.	2,600	63,202
Sumitomo Chemical Co., Ltd.	4,600	21,348
Sumitomo Corp.	4,986	75,549
Sumitomo Mitsui Financial Group, Inc.	3,700	130,705
Takeda Pharmaceutical Co., Ltd.	2,600	92,257
Tokyo Electron Ltd.	700	98,237

Total Japan		2,083,954

Malaysia - 0.2%
CIMB Group Holdings Bhd	36,700	47,779
DiGi.Com Bhd	34,900	42,649
Malayan Banking Bhd	33,600	72,200
Maxis Bhd	29,200	39,357
Sime Darby Bhd	38,900	21,274
YTL Power International Bhd	34,090	6,764

Total Malaysia		230,023

Mexico - 0.1%
Concentradora Fibra Danhos S.A. de C.V.	17,140	22,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2019

Investments	Shares	Value
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	2,903	$30,203
Grupo Mexico S.A.B. de C.V. Series B	21,912	58,134
Nemak S.A.B. de C.V.(b)	10,246	4,800

Total Mexico		115,807

Netherlands - 0.6%
ABN AMRO Bank N.V. CVA(b)	3,457	74,071
Aegon N.V.	8,558	42,667
ASR Nederland N.V.	468	19,059
Boskalis Westminster(a)	655	15,150
ING Groep N.V.	14,104	163,764
Koninklijke Ahold Delhaize N.V.	3,562	80,228
NN Group N.V.	1,527	61,559
Randstad N.V.	771	42,408
Signify N.V.(b)	916	27,122

Total Netherlands		526,028

New Zealand - 0.2%
Mercury NZ Ltd.	11,749	36,694
Meridian Energy Ltd.	19,195	61,239
Spark New Zealand Ltd.	17,317	46,524

Total New Zealand		144,457

Norway - 0.6%
DNB ASA	4,093	76,185
Equinor ASA	9,055	178,900
Gjensidige Forsikring ASA	2,053	41,368
Mowi ASA	2,714	63,489
Norsk Hydro ASA	7,139	25,538
Orkla ASA	2,954	26,221
Salmar ASA	454	19,750
Telenor ASA	6,861	145,733

Total Norway		577,184

Philippines - 0.0%
Manila Electric Co.	3,150	23,793

Poland - 0.1%
Bank Polska Kasa Opieki S.A.	970	29,080
Powszechny Zaklad Ubezpieczen S.A.	3,526	41,281

Total Poland		70,361

Portugal - 0.2%
EDP - Energias de Portugal S.A.	17,731	67,482
Galp Energia, SGPS, S.A.	2,885	44,436
Jeronimo Martins, SGPS, S.A.	3,195	51,539
Navigator Co. S.A. (The)	6,178	23,625

Total Portugal		187,082

Russia - 1.8%
Gazprom PJSC ADR	40,219	294,644
Lukoil PJSC ADR	2,739	231,226
Magnit PJSC GDR Reg S	2,758	40,198
MMC Norilsk Nickel PJSC ADR	10,040	228,009
Mobile TeleSystems PJSC ADR	6,930	64,518
Novolipetsk Steel PJSC GDR Reg S	2,135	53,888
PhosAgro PJSC GDR Reg S	1,416	18,578
Rosneft Oil Co. PJSC GDR Reg S	6,542	42,850
Sberbank of Russia PJSC ADR	17,285	265,843
Severstal PJSC GDR Reg S	4,670	78,690
Tatneft PJSC ADR	3,104	229,075
VTB Bank PJSC GDR Reg S	20,361	25,614
X5 Retail Group N.V. GDR Reg S	1,365	46,806

Total Russia		1,619,939

Singapore - 0.9%
CapitaLand Ltd.	9,100	23,743
ComfortDelGro Corp., Ltd.	8,700	17,105
DBS Group Holdings Ltd.	7,600	145,826
Frasers Property Ltd.	29,500	40,774
Jardine Cycle & Carriage Ltd.	1,500	40,168
Keppel Corp., Ltd.	7,700	37,904
Oversea-Chinese Banking Corp., Ltd.	11,943	100,632
Singapore Airlines Ltd.	6,600	45,221
Singapore Technologies Engineering Ltd.	12,000	36,720
Singapore Telecommunications Ltd.	75,800	196,090
United Overseas Bank Ltd.	4,213	81,367
Venture Corp., Ltd.	2,000	24,081

Total Singapore		789,631

South Africa - 0.8%
Absa Group Ltd.	5,194	64,827
AVI Ltd.	3,250	21,056
Exxaro Resources Ltd.	2,154	26,272
FirstRand Ltd.	17,615	85,631
Foschini Group Ltd. (The)	1,778	22,734
Imperial Logistics Ltd.	1,872	6,828
Kumba Iron Ore Ltd.(a)	851	30,137
MTN Group Ltd.	15,918	120,503
Nedbank Group Ltd.	1,932	34,691
Netcare Ltd.	11,162	14,232
RMB Holdings Ltd.	4,949	29,621
Sanlam Ltd.	8,914	49,408
SPAR Group Ltd. (The)	1,310	17,357
Standard Bank Group Ltd.	7,639	106,541
Tiger Brands Ltd.	1,003	15,912
Truworths International Ltd.	4,509	22,383
Vodacom Group Ltd.	5,483	46,531

Total South Africa		714,664

South Korea - 0.3%
Doosan Corp.	105	9,139
KT&G Corp.	772	65,857
Lotte Chemical Corp.	127	27,772
S-Oil Corp.	264	19,137
SK Innovation Co., Ltd.	308	42,413
SK Telecom Co., Ltd.	248	55,629
Woongjin Coway Co., Ltd.	317	21,250

Total South Korea		241,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2019

Investments	Shares	Value
Spain - 1.9%
Acerinox S.A.	2,484	$24,978
ACS Actividades de Construccion y Servicios S.A.	1,489	59,535
Aena SME S.A.(b)	573	113,736
Banco Bilbao Vizcaya Argentaria S.A.	17,567	98,366
Banco de Sabadell S.A.	18,901	19,609
Banco Santander S.A.	52,296	243,013
CaixaBank S.A.	15,127	43,377
Enagas S.A.	1,663	44,448
Endesa S.A.(a)	6,635	170,840
Ferrovial S.A.	2,668	68,393
Iberdrola S.A.	29,890	298,384
Mapfre S.A.	15,467	45,285
Mediaset Espana Comunicacion S.A.	2,515	18,313
Naturgy Energy Group S.A.	4,409	121,658
Red Electrica Corp. S.A.	3,190	66,534
Repsol S.A.	7,434	116,702
Telefonica S.A.(a)	22,050	181,323

Total Spain		1,734,494

Sweden - 0.8%
Atlas Copco AB Class A	3,029	96,895
Axfood AB	742	14,695
Electrolux AB Series B	1,112	28,441
Hennes & Mauritz AB Class B	7,152	127,466
ICA Gruppen AB	801	34,463
Skandinaviska Enskilda Banken AB Class A	9,536	88,307
Skanska AB Class B	2,454	44,355
Svenska Handelsbanken AB Class A	6,411	63,487
Swedbank AB Class A	5,159	77,539
Swedish Match AB	525	22,181
Tele2 AB Class B	2,785	40,672
Telia Co. AB	18,167	80,749

Total Sweden		719,250

Switzerland - 2.6%
ABB Ltd. Registered Shares	7,382	148,321
Adecco Group AG Registered Shares	754	45,364
Baloise Holding AG Registered Shares	376	66,639
Kuehne + Nagel International AG Registered Shares	586	87,089
LafargeHolcim Ltd. Registered Shares*	2,256	110,301
Novartis AG Registered Shares	7,452	681,762
Roche Holding AG Genusschein	2,054	578,596
Swiss Re AG	1,346	137,002
Swisscom AG Registered Shares	252	126,672
UBS Group AG Registered Shares	10,505	124,983
Zurich Insurance Group AG	619	215,793

Total Switzerland		2,322,522

Taiwan - 2.0%
Asustek Computer, Inc.	7,486	53,748
AU Optronics Corp.	142,000	42,518
Catcher Technology Co., Ltd.	5,000	35,818
Cathay Financial Holding Co., Ltd.*	50,000	69,222
Cheng Shin Rubber Industry Co., Ltd.	17,197	22,203
China Development Financial Holding Corp.	134,000	40,857
China Steel Corp.	57,000	45,788
Chunghwa Telecom Co., Ltd.	23,000	83,678
Compal Electronics, Inc.	26,000	17,035
CTBC Financial Holding Co., Ltd.	93,480	64,257
Delta Electronics, Inc.	12,000	60,851
Far EasTone Telecommunications Co., Ltd.	10,000	25,210
First Financial Holding Co., Ltd.	74,374	54,596
Formosa Chemicals & Fibre Corp.	36,000	119,384
Formosa Petrochemical Corp.	12,000	42,692
Formosa Plastics Corp.	35,000	129,027
Fubon Financial Holding Co., Ltd.	43,195	63,764
Hotai Motor Co., Ltd.	3,000	49,067
Innolux Corp.	105,000	24,780
Inventec Corp.	33,000	26,243
Mega Financial Holding Co., Ltd.	80,941	80,525
Nan Ya Plastics Corp.	50,000	126,531
Nanya Technology Corp.	11,000	22,843
Novatek Microelectronics Corp.	6,000	33,420
Pegatron Corp.	21,680	37,483
Pou Chen Corp.	29,000	35,947
President Chain Store Corp.	6,000	58,050
Quanta Computer, Inc.	22,210	43,191
SinoPac Financial Holdings Co., Ltd.	86,559	36,369
Taiwan Mobile Co., Ltd.	10,800	42,596
Uni-President Enterprises Corp.	48,000	127,806
United Microelectronics Corp.	80,000	35,931
WPG Holdings Ltd.	13,800	17,928
Yuanta Financial Holding Co., Ltd.	75,000	45,035

Total Taiwan		1,814,393

Thailand - 0.2%
Advanced Info Service PCL NVDR	7,700	54,735
Land & Houses PCL NVDR	82,500	29,861
PTT Global Chemical PCL NVDR	17,436	36,387
Siam Commercial Bank PCL (The) NVDR	9,700	44,123
Thai Oil PCL NVDR	6,500	14,095

Total Thailand		179,201

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2019

Investments	Shares	Value
Turkey - 0.1%
Eregli Demir ve Celik Fabrikalari T.A.S.	18,825	$25,614
Tupras Turkiye Petrol Rafinerileri AS	1,656	32,925
Turkcell Iletisim Hizmetleri AS	14,847	32,857
Turkiye Garanti Bankasi AS*	13,106	20,620

Total Turkey		112,016

United Kingdom - 7.1%
Admiral Group PLC	1,182	33,216
Anglo American PLC	5,168	147,628
Antofagasta PLC	3,985	47,147
AstraZeneca PLC	3,971	325,370
Aviva PLC	15,696	83,201
Babcock International Group PLC	1,992	11,616
BAE Systems PLC	13,186	83,137
Barratt Developments PLC	7,015	51,122
Bellway PLC	524	18,573
BP PLC	95,318	665,513
British American Tobacco PLC	11,433	400,001
British Land Co. PLC (The)	3,393	23,250
BT Group PLC	52,281	130,721
Centrica PLC	34,846	38,929
Direct Line Insurance Group PLC	4,302	18,167
Dixons Carphone PLC	8,072	11,244
Evraz PLC	14,535	123,053
Fresnillo PLC	3,821	42,318
G4S PLC	6,412	16,974
GlaxoSmithKline PLC	24,614	493,890
Hammerson PLC	3,209	11,317
Hays PLC	8,380	16,755
HSBC Holdings PLC	77,525	648,137
Imperial Brands PLC	5,753	135,220
International Consolidated Airlines Group S.A.	6,746	40,839
ITV PLC	20,763	28,539
J Sainsbury PLC	9,935	24,776
John Wood Group PLC	2,538	14,600
Kingfisher PLC	7,763	21,232
Land Securities Group PLC	2,650	28,101
Legal & General Group PLC	30,511	104,650
Lloyds Banking Group PLC	232,497	167,449
Man Group PLC	9,935	19,700
Marks & Spencer Group PLC	9,155	24,550
Micro Focus International PLC	1,474	38,720
National Grid PLC	17,095	181,843
Pennon Group PLC	2,339	22,112
Persimmon PLC	2,592	65,878
Rio Tinto PLC	6,710	416,786
Royal Dutch Shell PLC Class A	21,283	696,810
Royal Mail PLC	3,034	8,182
Schroders PLC	648	25,154
Severn Trent PLC	1,155	30,105
SSE PLC	7,538	107,640
St. James’s Place PLC	1,818	25,405
Standard Life Aberdeen PLC	12,896	48,352
Tate & Lyle PLC	1,950	18,325
Taylor Wimpey PLC	25,460	51,116
Unilever PLC	3,725	232,039
United Utilities Group PLC	4,396	43,796
Vodafone Group PLC	204,417	336,441
William Hill PLC	5,187	10,203

Total United Kingdom		6,409,842

United States - 55.8%
AbbVie, Inc.	12,337	897,147
Acadia Realty Trust	534	14,616
AES Corp.	5,150	86,314
Alexandria Real Estate Equities, Inc.	441	62,221
Alliant Energy Corp.	1,503	73,767
Altria Group, Inc.	18,235	863,427
Ameren Corp.	1,820	136,700
American Campus Communities, Inc.	1,014	46,806
American Electric Power Co., Inc.	3,698	325,461
American Financial Group, Inc.	352	36,069
Apartment Investment & Management Co. Class A	785	39,344
Apple Hospitality REIT, Inc.	3,444	54,622
Archer-Daniels-Midland Co.	3,382	137,986
AT&T, Inc.	78,640	2,635,226
AvalonBay Communities, Inc.	679	137,959
Avangrid, Inc.	2,496	126,048
BB&T Corp.	3,553	174,559
Bed Bath & Beyond, Inc.(a)	482	5,601
BGC Partners, Inc. Class A	2,664	13,933
Boston Properties, Inc.	652	84,108
Brandywine Realty Trust	2,273	32,549
Brixmor Property Group, Inc.	3,489	62,383
Broadcom, Inc.	2,497	718,786
Camden Property Trust	488	50,942
Campbell Soup Co.	2,288	91,680
Cardinal Health, Inc.	2,205	103,856
CenterPoint Energy, Inc.	4,021	115,121
CenturyLink, Inc.	22,243	261,578
Chevron Corp.	14,248	1,773,021
Cincinnati Financial Corp.	655	67,904
Cinemark Holdings, Inc.	810	29,241
Cisco Systems, Inc.	26,671	1,459,704
CME Group, Inc.	1,964	381,232
CMS Energy Corp.	1,493	86,460
CNA Financial Corp.	3,019	142,104
Coca-Cola Co. (The)	29,395	1,496,793
Cogent Communications Holdings, Inc.	369	21,904
Colony Capital, Inc.	9,898	49,490
Columbia Property Trust, Inc.	1,307	27,107
Compass Minerals International, Inc.	375	20,606
Consolidated Edison, Inc.	2,328	204,119
CoreCivic, Inc.	1,266	26,282
CoreSite Realty Corp.	213	24,531
Coty, Inc. Class A	6,810	91,254
Covanta Holding Corp.	1,587	28,423
Cracker Barrel Old Country Store, Inc.	264	45,073
Crown Castle International Corp.	2,521	328,612
CubeSmart	1,219	40,763
Cummins, Inc.	981	168,085
CVR Energy, Inc.	1,197	59,838
Cypress Semiconductor Corp.	2,568	57,112
CyrusOne, Inc.	448	25,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2019

Investments	Shares	Value
Darden Restaurants, Inc.	749	$91,176
Designer Brands, Inc. Class A	290	5,559
Digital Realty Trust, Inc.	1,130	133,103
Dominion Energy, Inc.	6,689	517,194
Domtar Corp.	514	22,888
DTE Energy Co.	1,159	148,213
Duke Energy Corp.	6,278	553,971
Duke Realty Corp.	1,535	48,521
Edison International	2,171	146,347
Emerson Electric Co.	3,910	260,875
Entergy Corp.	1,823	187,641
EPR Properties	802	59,821
Equity Residential	1,826	138,630
Erie Indemnity Co. Class A	173	43,990
Essex Property Trust, Inc.	295	86,119
Eversource Energy	1,960	148,490
Exelon Corp.	6,655	319,041
Extended Stay America, Inc.	2,270	38,340
Extra Space Storage, Inc.	735	77,984
Exxon Mobil Corp.	33,077	2,534,691
Fastenal Co.	3,077	100,279
Federal Realty Investment Trust	394	50,731
Federated Investors, Inc. Class B	732	23,790
Fidelity National Financial, Inc.	1,355	54,607
First American Financial Corp.	557	29,911
First Hawaiian, Inc.	741	19,170
FirstEnergy Corp.	3,719	159,210
Flowers Foods, Inc.	1,664	38,721
FNB Corp.	3,033	35,698
Foot Locker, Inc.	748	31,356
Ford Motor Co.	66,099	676,193
Franklin Resources, Inc.	2,674	93,055
Gaming and Leisure Properties, Inc.	2,305	89,849
Gap, Inc. (The)	2,772	49,813
General Electric Co.	67,719	711,050
General Mills, Inc.	5,395	283,345
General Motors Co.	13,418	516,996
Genuine Parts Co.	803	83,175
GEO Group, Inc. (The)	1,658	34,835
Gilead Sciences, Inc.	7,915	534,737
H&R Block, Inc.	1,600	46,880
Hanesbrands, Inc.	2,588	44,565
Harley-Davidson, Inc.	1,263	45,253
Hawaiian Electric Industries, Inc.	1,287	56,049
HCP, Inc.	4,349	139,081
Healthcare Realty Trust, Inc.	953	29,848
Healthcare Trust of America, Inc. Class A	1,573	43,147
Helmerich & Payne, Inc.	1,081	54,720
Highwoods Properties, Inc.	979	40,433
Hospitality Properties Trust	2,049	51,225
Host Hotels & Resorts, Inc.	5,623	102,451
Hudson Pacific Properties, Inc.	803	26,716
Huntington Bancshares, Inc.	5,074	70,123
Intel Corp.	24,470	1,171,379
International Business Machines Corp.	8,000	1,103,200
International Paper Co.	3,887	168,385
Interpublic Group of Cos., Inc. (The)	2,855	64,494
Iron Mountain, Inc.	3,083	96,498
J.M. Smucker Co. (The)	773	89,042
Kellogg Co.	2,388	127,925
Kennedy-Wilson Holdings, Inc.	1,077	22,154
Kimberly-Clark Corp.	2,588	344,929
Kimco Realty Corp.	4,891	90,386
Kinder Morgan, Inc.	15,668	327,148
Kohl’s Corp.	1,226	58,296
Kraft Heinz Co. (The)	11,204	347,772
L Brands, Inc.	4,416	115,258
Lamar Advertising Co. Class A	774	62,470
Las Vegas Sands Corp.	8,260	488,083
Legg Mason, Inc.	566	21,667
Leggett & Platt, Inc.	1,066	40,902
Liberty Property Trust	1,490	74,560
Life Storage, Inc.	375	35,655
Macerich Co. (The)	1,363	45,647
Macquarie Infrastructure Corp.	2,195	88,985
Macy’s, Inc.	2,815	60,410
Maxim Integrated Products, Inc.	1,660	99,301
MDU Resources Group, Inc.	1,621	41,822
Medical Properties Trust, Inc.	4,203	73,300
Merck & Co., Inc.	15,016	1,259,092
Mercury General Corp.	440	27,500
Meredith Corp.	250	13,765
MetLife, Inc.	6,101	303,037
Mid-America Apartment Communities, Inc.	627	73,836
Molson Coors Brewing Co. Class B	1,108	62,048
Murphy Oil Corp.	1,295	31,922
National Fuel Gas Co.	809	42,675
National Health Investors, Inc.	446	34,801
National Retail Properties, Inc.	1,140	60,431
Navient Corp.	2,488	33,961
New York Community Bancorp, Inc.	6,592	65,788
Newell Brands, Inc.	5,057	77,979
NiSource, Inc.	2,353	67,766
Nordstrom, Inc.	902	28,738
NorthWestern Corp.	466	33,622
Occidental Petroleum Corp.	6,221	312,792
OGE Energy Corp.	1,376	58,563
Old Republic International Corp.	2,499	55,928
Olin Corp.	1,268	27,782
Omega Healthcare Investors, Inc.	2,828	103,929
Omnicom Group, Inc.	1,551	127,104
ONEOK, Inc.	3,757	258,519
Outfront Media, Inc.	1,892	48,795
PACCAR, Inc.	2,719	194,844
PacWest Bancorp	1,115	43,295
Park Hotels & Resorts, Inc.	1,889	52,061
Patterson Cos., Inc.	842	19,282
Paychex, Inc.	2,373	195,274
Pebblebrook Hotel Trust	1,712	48,244
Penske Automotive Group, Inc.	509	24,076
People’s United Financial, Inc.	3,682	61,784
PepsiCo, Inc.	9,344	1,225,279
Pfizer, Inc.	36,242	1,570,003
Philip Morris International, Inc.	16,620	1,305,169
Phillips 66	2,799	261,818
Physicians Realty Trust	1,698	29,613

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2019

Investments	Shares	Value
Piedmont Office Realty Trust, Inc. Class A	1,752	$34,917
Pinnacle West Capital Corp.	1,016	95,595
PPL Corp.	7,801	241,909
Principal Financial Group, Inc.	1,574	91,166
ProAssurance Corp.	928	33,510
Procter & Gamble Co. (The)	18,096	1,984,226
Prologis, Inc.	2,513	201,291
Prudential Financial, Inc.	2,177	219,877
Public Service Enterprise Group, Inc.	3,606	212,105
Public Storage	1,069	254,604
QTS Realty Trust, Inc. Class A	350	16,163
QUALCOMM, Inc.	10,975	834,868
Rayonier, Inc.	1,402	42,481
Realty Income Corp.	1,991	137,319
Regency Centers Corp.	879	58,664
Retail Opportunity Investments Corp.	1,786	30,594
Retail Properties of America, Inc. Class A	2,097	24,661
RLJ Lodging Trust	2,581	45,787
Ryder System, Inc.	351	20,463
Ryman Hospitality Properties, Inc.	376	30,490
Sabra Health Care REIT, Inc.	2,359	46,449
Scotts Miracle-Gro Co. (The)	343	33,786
Sempra Energy	1,506	206,985
Senior Housing Properties Trust	3,892	32,187
Simon Property Group, Inc.	2,123	339,171
SITE Centers Corp.	3,347	44,314
Six Flags Entertainment Corp.	727	36,117
SL Green Realty Corp.	472	37,935
Sonoco Products Co.	575	37,571
South Jersey Industries, Inc.	852	28,738
Southern Co. (The)	10,888	601,889
Spirit Realty Capital, Inc.	1,185	50,552
STAG Industrial, Inc.	780	23,587
STORE Capital Corp.	1,457	48,358
Sun Communities, Inc.	360	46,148
Sunstone Hotel Investors, Inc.	1,730	23,718
Tanger Factory Outlet Centers, Inc.(a)	1,191	19,306
Tapestry, Inc.	1,926	61,112
Targa Resources Corp.	2,917	114,521
Target Corp.	3,296	285,467
Taubman Centers, Inc.	489	19,966
TerraForm Power, Inc. Class A	1,495	21,379
TFS Financial Corp.	2,237	40,423
UDR, Inc.	1,402	62,936
Umpqua Holdings Corp.	2,243	37,211
United Bankshares, Inc.	627	23,255
United Parcel Service, Inc. Class B	4,327	446,849
Uniti Group, Inc.	3,780	35,910
Valero Energy Corp.	2,663	227,979
Valley National Bancorp	3,197	34,464
Ventas, Inc.	3,222	220,224
VEREIT, Inc.	11,738	105,759
Verizon Communications, Inc.	36,301	2,073,876
VICI Properties, Inc.	1,869	41,193
Virtu Financial, Inc. Class A	956	20,822
Vornado Realty Trust	1,030	66,023
W.P. Carey, Inc.	1,408	114,301
Watsco, Inc.	210	34,341
WEC Energy Group, Inc.	1,891	157,653
Weingarten Realty Investors	1,027	28,160
Wells Fargo & Co.	23,421	1,108,282
Welltower, Inc.	3,323	270,924
Western Digital Corp.	2,140	101,757
Western Union Co. (The)	3,539	70,391
WestRock Co.	2,547	92,889
Weyerhaeuser Co.	5,413	142,578
Whirlpool Corp.	597	84,989
Williams Cos., Inc. (The)	8,678	243,331
Williams-Sonoma, Inc.	566	36,790
Wyndham Destinations, Inc.	1,624	71,294
Xcel Energy, Inc.	3,585	213,272
Xenia Hotels & Resorts, Inc.	844	17,597
Xerox Corp.	1,958	69,333

Total United States		50,539,467

TOTAL COMMON STOCKS (Cost: $86,172,920)		90,090,553

RIGHTS - 0.0%

Chile - 0.0%
Enel Americas S.A., expiring 7/26/19*	49,888	732

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/11/19*	1,489	2,340
Repsol S.A., expiring 7/9/19*	7,434	4,130

Total Spain		6,470

TOTAL RIGHTS (Cost: $6,658)		7,202

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree International High Dividend Fund(a)(c)	712	28,758
WisdomTree U.S. High Dividend Fund(c)	133	9,678

TOTAL EXCHANGE-TRADED FUNDS (Cost: $37,203)		38,436

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(d) (Cost: $1,021,199)(e)	1,021,199	1,021,199

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $87,237,980)		91,157,390
Other Assets less Liabilities - (0.7)%		(636,687)

NET ASSETS - 100.0%		$90,520,703

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2019

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(e)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,334,205. The Fund also had securities on loan having a total market value of $68,178 that were sold and pending settlement. The total market value of the collateral held by the Fund was $1,494,979. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $473,780.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	7/2/2019	5,959	USD	8,500	AUD	$—	$(6)
Royal Bank of Canada	7/2/2019	6,545	USD	5,750	EUR	—	(3)

						$—	$(9)

CURRENCY LEGEND

AUD	Australian dollar
EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 100.1%

India - 100.1%

Aerospace & Defense - 0.2%
Bharat Electronics Ltd.	1,996,481	$3,253,835

Airlines - 0.6%
InterGlobe Aviation Ltd.(a)	270,532	6,105,904
SpiceJet Ltd.*	1,053,991	1,907,880

Total Airlines		8,013,784

Auto Components - 1.0%
Apollo Tyres Ltd.	828,582	2,408,533
Balkrishna Industries Ltd.	151,650	1,660,455
Bharat Forge Ltd.	369,227	2,406,508
Bosch Ltd.	5,040	1,192,956
Ceat Ltd.	61,722	825,851
Endurance Technologies Ltd.(a)	10,528	169,967
Exide Industries Ltd.	469,243	1,368,420
Jamna Auto Industries Ltd.	132,827	101,505
Mahindra CIE Automotive Ltd.*	110,864	371,166
Minda Corp. Ltd.	153,902	246,368
Minda Industries Ltd.	75,184	346,635
Motherson Sumi Systems Ltd.	1,214,318	2,145,320
Sundram Fasteners Ltd.	72,151	534,018

Total Auto Components		13,777,702

Automobiles - 5.2%
Bajaj Auto Ltd.	176,077	7,211,307
Eicher Motors Ltd.	16,167	4,482,517
Hero MotoCorp Ltd.	287,315	10,745,046
Mahindra & Mahindra Ltd.	1,917,095	18,200,981
Maruti Suzuki India Ltd.	185,712	17,580,862
Tata Motors Ltd.*	6,096,230	14,355,759
TVS Motor Co., Ltd.	158,194	981,329

Total Automobiles		73,557,801

Banks - 6.5%
Axis Bank Ltd.*	283,963	3,326,186
Bandhan Bank Ltd.(a)	38,845	303,180
City Union Bank Ltd.	666,819	2,106,405
DCB Bank Ltd.	444,114	1,525,471
Federal Bank Ltd.	4,813,462	7,559,006
ICICI Bank Ltd.	5,945,121	37,646,045
IDFC Bank Ltd.	6,243,872	3,912,172
Indian Bank*	416,747	1,568,518
Karnataka Bank Ltd. (The)	759,407	1,143,057
Karur Vysya Bank Ltd. (The)	764,369	782,889
Kotak Mahindra Bank Ltd.	1,071,384	22,926,244
RBL Bank Ltd.(a)	80,024	740,391
South Indian Bank Ltd. (The)	6,682,630	1,258,545
Yes Bank Ltd.	4,970,198	7,830,343

Total Banks		92,628,452

Beverages - 0.1%
Radico Khaitan Ltd.	25,890	118,371
United Breweries Ltd.	15,499	300,651
United Spirits Ltd.*	175,317	1,485,664

Total Beverages		1,904,686

Biotechnology - 0.1%
Biocon Ltd.	377,446	1,370,021

Building Products - 0.0%
Blue Star Ltd.	32,624	366,614
Sintex Plastics Technology Ltd.*	1,958,770	200,055

Total Building Products		566,669

Capital Markets - 0.4%
Care Ratings Ltd.	45,380	619,749
Edelweiss Financial Services Ltd.	836,699	2,058,187
IIFL Securities Ltd.*†	445,442	708,068
Indiabulls Ventures Ltd.	43,802	174,091
JM Financial Ltd.	697,907	776,492
Motilal Oswal Financial Services Ltd.	94,752	956,957
Multi Commodity Exchange of India Ltd.	27,186	327,618
Reliance Nippon Life Asset Management Ltd.(a)	136,639	438,060

Total Capital Markets		6,059,222

Chemicals - 3.2%
Aarti Industries Ltd.	20,940	539,385
Advanced Enzyme Technologies Ltd.	94,470	232,317
Asian Paints Ltd.	285,576	5,618,848
Balaji Amines Ltd.	27,401	150,209
Berger Paints India Ltd.	206,126	948,100
Bhansali Engineering Polymers Ltd.	77,487	70,665
Bodal Chemicals Ltd.	200,215	288,891
Castrol India Ltd.	580,997	1,115,659
Chambal Fertilizers and Chemicals Ltd.	716,199	1,816,761
Coromandel International Ltd.	202,520	1,226,812
DCM Shriram Ltd.	208,376	1,697,437
EID Parry India Ltd.	288,708	766,444
GHCL Ltd.	187,470	650,995
Gujarat Alkalies & Chemicals Ltd.	130,448	982,506
Gujarat Fluorochemicals Ltd.	49,156	652,802
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	238,227	807,061
Gujarat State Fertilizers & Chemicals Ltd.	576,548	760,907
Himadri Speciality Chemical Ltd.	255,638	388,859
Kansai Nerolac Paints Ltd.	146,352	935,644
Kiri Industries Ltd.*	89,427	662,273
Meghmani Organics Ltd.	258,306	239,680
National Fertilizers Ltd.	596,780	319,453
Navin Fluorine International Ltd.	43,730	447,896
NOCIL Ltd.	107,111	182,326
Phillips Carbon Black Ltd.	100,612	169,442
PI Industries Ltd.	73,075	1,241,939
Pidilite Industries Ltd.	104,819	1,844,155
Prakash Pipes Ltd.*	41,786	52,696
Rain Industries Ltd.	533,413	776,232

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2019

Investments	Shares	Value
Rashtriya Chemicals & Fertilizers Ltd.	473,463	$415,315
Solar Industries India Ltd.	9,271	169,572
SRF Ltd.	19,224	847,371
Sudarshan Chemical Industries	27,392	126,826
Supreme Industries Ltd.	35,707	592,836
Tata Chemicals Ltd.	361,816	3,284,400
Thirumalai Chemicals Ltd.	187,482	210,086
UPL Ltd.	1,001,834	13,605,726

Total Chemicals		44,838,526

Communications Equipment - 0.0%
Sterlite Technologies Ltd.	161,525	410,789

Construction & Engineering - 1.8%
Dilip Buildcon Ltd.(a)	82,641	583,345
Engineers India Ltd.	440,596	774,566
IRB Infrastructure Developers Ltd.	1,236,962	1,718,513
J Kumar Infraprojects Ltd.	106,811	249,358
Kalpataru Power Transmission Ltd.	149,319	1,135,454
KEC International Ltd.	217,857	1,014,998
KNR Constructions Ltd.	184,039	746,261
Larsen & Toubro Ltd.	632,264	14,226,684
NBCC India Ltd.	775,741	669,793
NCC Ltd.	720,565	1,017,262
Praj Industries Ltd.	139,426	284,094
Voltas Ltd.	296,285	2,761,650

Total Construction & Engineering		25,181,978

Construction Materials - 1.8%
ACC Ltd.	77,604	1,756,243
Ambuja Cements Ltd.	1,276,845	3,937,220
Century Textiles & Industries Ltd.	60,937	837,682
Grasim Industries Ltd.	632,781	8,379,633
HeidelbergCement India Ltd.	108,378	306,242
JK Cement Ltd.	73,233	1,062,782
JK Lakshmi Cement Ltd.	81,378	402,248
Prism Johnson Ltd.	99,577	130,769
Ramco Cements Ltd. (The)	136,495	1,550,183
Shree Cement Ltd.	3,690	1,166,474
UltraTech Cement Ltd.	96,342	6,358,621

Total Construction Materials		25,888,097

Consumer Finance - 2.4%
Bajaj Finance Ltd.	191,621	10,218,769
Bharat Financial Inclusion Ltd.*	135,907	1,757,325
Cholamandalam Investment and Finance Co., Ltd.	408,675	1,691,181
Magma Fincorp Ltd.	471,764	888,135
Mahindra & Mahindra Financial Services Ltd.	521,736	2,935,674
Manappuram Finance Ltd.	1,934,730	3,873,524
Muthoot Finance Ltd.	496,203	4,635,134
Shriram Transport Finance Co., Ltd.	412,997	6,464,418
Sundaram Finance Ltd.	56,990	1,380,384

Total Consumer Finance		33,844,544

Containers & Packaging - 0.0%
Nilkamal Ltd.	6,754	117,218
Uflex Ltd.	159,296	559,160

Total Containers & Packaging		676,378

Diversified Financial Services - 3.3%
Aditya Birla Capital Ltd.*	865,186	1,150,615
Bajaj Holdings & Investment Ltd.	108,021	5,630,894
Housing & Urban Development Corp. Ltd.	1,247,599	725,669
IDFC Ltd.	2,460,525	1,236,902
IIFL Wealth Management Ltd.*†	63,635	708,068
L&T Finance Holdings Ltd.	1,104,835	1,843,059
Power Finance Corp., Ltd.*	8,632,909	16,783,693
REC Ltd.	7,391,959	17,647,964
Reliance Capital Ltd.	765,438	732,975

Total Diversified Financial Services		46,459,839

Diversified Telecommunication Services - 0.5%
Bharti Infratel Ltd.	1,746,316	6,756,057
Himachal Futuristic Communications Ltd.	2,634,430	744,216

Total Diversified Telecommunication Services		7,500,273

Electric Utilities - 2.3%
Adani Transmission Ltd.*	948,731	3,080,773
CESC Ltd.	251,741	2,860,316
Power Grid Corp. of India Ltd.	6,224,103	18,655,853
Reliance Infrastructure Ltd.	719,467	579,513
Tata Power Co., Ltd. (The)	5,925,135	5,922,775
Torrent Power Ltd.	410,582	1,673,199

Total Electric Utilities		32,772,429

Electrical Equipment - 0.5%
ABB India Ltd.	42,412	984,580
Amara Raja Batteries Ltd.	63,515	570,441
Finolex Cables Ltd.	86,502	551,826
Graphite India Ltd.	116,827	566,724
Havells India Ltd.	300,565	3,423,116
HEG Ltd.	52,471	1,116,313
KEI Industries Ltd.	73,588	511,819

Total Electrical Equipment		7,724,819

Electronic Equipment, Instruments & Components - 0.1%
Redington India Ltd.	816,661	1,288,982

Entertainment - 0.1%
Inox Leisure Ltd.*	136,438	646,735
PVR Ltd.	19,058	462,387

Total Entertainment		1,109,122

Food & Staples Retailing - 0.0%
Spencer’s Retail Ltd.*	164,506	251,070

Food Products - 0.9%
Avanti Feeds Ltd.	138,012	703,281
Balrampur Chini Mills Ltd.	678,679	1,368,124
Bombay Burmah Trading Co.	9,700	131,544
Britannia Industries Ltd.	57,770	2,296,238
GlaxoSmithKline Consumer Healthcare Ltd.	7,073	788,003
Kaveri Seed Co., Ltd.	98,805	660,012

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2019

Investments	Shares	Value
KRBL Ltd.	278,874	$1,251,807
LT Foods Ltd.	272,415	98,267
Manpasand Beverages Ltd.	196,434	100,881
McLeod Russel India Ltd.	317,162	76,272
Nestle India Ltd.	20,588	3,553,027
Tata Global Beverages Ltd.	307,817	1,202,684
Venky’s India Ltd.	10,174	245,560

Total Food Products		12,475,700

Gas Utilities - 1.2%
Adani Gas Ltd.*	1,613,180	3,975,255
GAIL India Ltd.	1,514,960	6,846,427
Gujarat Gas Ltd.	217,061	541,965
Gujarat State Petronet Ltd.	756,201	2,149,932
Indraprastha Gas Ltd.	588,422	2,682,221
Mahanagar Gas Ltd.	60,846	749,033

Total Gas Utilities		16,944,833

Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd.	24,486	482,146
Dr Lal PathLabs Ltd.(a)	13,752	213,111

Total Health Care Providers & Services		695,257

Health Care Technology - 0.0%
TAKE Solutions Ltd.	141,085	255,691

Hotels, Restaurants & Leisure - 0.1%
Coffee Day Enterprises Ltd.*(a)	85,597	284,528
EIH Ltd.	156,146	413,848
Indian Hotels Co., Ltd. (The)	174,261	397,737
Jubilant Foodworks Ltd.	21,197	378,615

Total Hotels, Restaurants & Leisure		1,474,728

Household Durables - 0.3%
Amber Enterprises India Ltd.*	20,612	246,275
Bajaj Electricals Ltd.	19,169	146,973
Crompton Greaves Consumer Electricals Ltd.	468,038	1,573,066
Symphony Ltd.	27,953	498,823
Whirlpool of India Ltd.	50,285	1,158,316

Total Household Durables		3,623,453

Household Products - 1.1%
Eveready Industries India Ltd.	43,960	50,884
Hindustan Unilever Ltd.	597,532	15,474,242
Jyothy Laboratories Ltd.	87,198	200,665

Total Household Products		15,725,791

Independent Power & Renewable Electricity Producers - 1.8%
JSW Energy Ltd.*	793,994	770,097
NHPC Ltd.	11,998,499	4,310,786
NLC India Ltd.	1,158,127	1,098,944
NTPC Ltd.	8,673,040	17,760,084
PTC India Ltd.	1,544,065	1,503,186

Total Independent Power & Renewable Electricity Producers		25,443,097

Industrial Conglomerates - 0.3%
Godrej Industries Ltd.	148,177	1,039,080
Nava Bharat Ventures Ltd.	666,718	908,886
Siemens Ltd.	120,048	2,280,612

Total Industrial Conglomerates		4,228,578

Insurance - 1.1%
Bajaj Finserv Ltd.	64,318	7,943,044
General Insurance Corp. of India(a)	342,483	1,083,353
HDFC Life Insurance Co., Ltd.(a)	138,360	930,151
ICICI Lombard General Insurance Co., Ltd.(a)	65,327	1,052,907
ICICI Prudential Life Insurance Co., Ltd.(a)	255,725	1,439,825
Max Financial Services Ltd.*	160,320	947,485
SBI Life Insurance Co., Ltd.(a)	81,385	853,259
TI Financial Holdings Ltd.*	142,647	964,550

Total Insurance		15,214,574

Interactive Media & Services - 0.2%
Info Edge India Ltd.	79,694	2,594,392

IT Services - 15.6%
CESC Ventures Ltd.*	54,833	387,134
eClerx Services Ltd.	54,928	610,134
HCL Technologies Ltd.	1,673,130	25,805,626
Hexaware Technologies Ltd.	275,073	1,509,908
Infosys Ltd.	9,769,616	103,601,592
Larsen & Toubro Infotech Ltd.(a)	20,374	539,976
Mindtree Ltd.	198,693	2,669,485
Mphasis Ltd.	184,729	2,687,138
NIIT Technologies Ltd.	91,636	1,785,659
Persistent Systems Ltd.	104,277	932,681
Sonata Software Ltd.	51,127	258,792
Tata Consultancy Services Ltd.	1,547,189	49,920,674
Tech Mahindra Ltd.	1,221,804	12,506,997
Vakrangee Ltd.	4,879,399	2,389,246
Wipro Ltd.	4,007,679	16,285,596

Total IT Services		221,890,638

Life Sciences Tools & Services - 0.2%
Dishman Carbogen Amcis Ltd.*	85,218	278,145
Divi’s Laboratories Ltd.	116,024	2,684,213
Syngene International Ltd.(a)	93,060	450,150

Total Life Sciences Tools & Services		3,412,508

Machinery - 0.8%
Action Construction Equipment Ltd.	82,761	114,201
AIA Engineering Ltd.*	83,408	2,167,200
Anveshan Heavy Engineering Ltd.*	15,372	106,860
Ashok Leyland Ltd.	2,614,692	3,304,942
BEML Ltd.	42,925	567,068
Carborundum Universal Ltd.	66,559	344,378
Cochin Shipyard Ltd.(a)	193,631	1,061,601
Cummins India Ltd.	93,240	1,032,053
Escorts Ltd.	188,908	1,468,106
Greaves Cotton Ltd.	96,868	203,903
Jain Irrigation Systems Ltd.	959,393	358,587
Thermax Ltd.	30,303	464,592

Total Machinery		11,193,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2019

Investments	Shares	Value
Media - 0.4%
Sun TV Network Ltd.	233,006	$1,704,317
TV Today Network Ltd.	66,954	273,044
Zee Entertainment Enterprises Ltd.	816,397	4,005,256

Total Media		5,982,617

Metals & Mining - 6.2%
APL Apollo Tubes Ltd.	16,221	352,760
Godawari Power and Ispat Ltd.*	35,464	111,076
Hindalco Industries Ltd.	4,989,629	14,966,538
Hindustan Copper Ltd.	191,660	110,924
Hindustan Zinc Ltd.	1,044,371	3,693,180
Jindal Saw Ltd.	453,432	546,858
Jindal Stainless Hisar Ltd.*	539,333	620,377
Jindal Stainless Ltd.*	701,312	366,264
JSW Steel Ltd.	3,151,519	12,628,447
Maithan Alloys Ltd.	76,420	637,797
National Aluminium Co., Ltd.	2,172,659	1,554,878
NMDC Ltd.	3,829,833	6,266,772
Prakash Industries Ltd.*	354,946	329,351
Ramkrishna Forgings Ltd.	44,014	282,438
Surya Roshni Ltd.	72,437	240,259
Tata Metaliks Ltd.	32,848	286,925
Tata Sponge Iron Ltd.	21,281	169,779
Tata Steel Ltd.	2,647,335	19,344,693
Tinplate Co. of India Ltd. (The)	80,840	150,197
Vedanta Ltd.	10,032,395	25,339,873
Welspun Corp., Ltd.	190,075	386,745

Total Metals & Mining		88,386,131

Multiline Retail - 0.0%
Shoppers Stop Ltd.	35,823	252,581
V-Mart Retail Ltd.	3,845	123,013

Total Multiline Retail		375,594

Oil, Gas & Consumable Fuels - 19.3%
Aegis Logistics Ltd.	164,778	476,233
Bharat Petroleum Corp., Ltd.	4,517,731	25,685,177
Chennai Petroleum Corp., Ltd.	420,526	1,267,777
Coal India Ltd.	2,686,825	9,878,906
Hindustan Petroleum Corp., Ltd.	5,844,830	24,559,675
Indian Oil Corp., Ltd.	15,248,883	34,439,910
Mangalore Refinery & Petrochemicals Ltd.	1,794,779	1,570,456
Oil & Natural Gas Corp., Ltd.	14,322,450	34,806,287
Oil India Ltd.	1,662,744	4,287,689
Petronet LNG Ltd.	1,727,717	6,134,706
Reliance Industries Ltd.	7,256,611	131,733,863

Total Oil, Gas & Consumable Fuels		274,840,679

Paper & Forest Products - 0.0%
Century Plyboards India Ltd.	181,143	439,294
JK Paper Ltd.	140,849	248,632

Total Paper & Forest Products		687,926

Personal Products - 0.9%
Bajaj Corp., Ltd.	102,589	490,225
Colgate-Palmolive India Ltd.	85,431	1,395,683
Dabur India Ltd.	587,311	3,407,599
Emami Ltd.	22,263	96,467
Godrej Consumer Products Ltd.	449,798	4,320,902
Marico Ltd.	506,680	2,719,934

Total Personal Products		12,430,810

Pharmaceuticals - 3.0%
Alembic Pharmaceuticals Ltd.	75,956	559,815
Alkem Laboratories Ltd.	44,310	1,071,361
Aurobindo Pharma Ltd.	724,448	6,381,523
Bliss Gvs Pharma Ltd.	94,683	211,649
Cadila Healthcare Ltd.	512,862	1,795,788
Cipla Ltd.	449,799	3,606,407
Dr. Reddy’s Laboratories Ltd.	82,202	3,037,226
Eris Lifesciences Ltd.*(a)	22,330	164,966
Glenmark Pharmaceuticals Ltd.	240,076	1,541,961
Granules India Ltd.	231,910	325,217
Indoco Remedies Ltd.	35,034	82,551
Ipca Laboratories Ltd.	47,445	630,801
Jubilant Life Sciences Ltd.	171,333	1,271,082
Lupin Ltd.	46,458	507,974
Natco Pharma Ltd.	210,460	1,630,873
Pfizer Ltd.	5,167	251,173
Piramal Enterprises Ltd.	400,770	11,300,695
Strides Pharma Science Ltd.	342,635	1,980,038
Sun Pharmaceutical Industries Ltd.	737,110	4,281,544
Suven Life Sciences Ltd.	115,696	454,554
Torrent Pharmaceuticals Ltd.	66,316	1,486,520

Total Pharmaceuticals		42,573,718

Professional Services - 0.1%
L&T Technology Services Ltd.(a)	10,217	258,380
Quess Corp., Ltd.*(a)	42,741	358,200
TeamLease Services Ltd.*	6,298	268,763

Total Professional Services		885,343

Real Estate Management & Development - 1.4%
Anant Raj Ltd.	455,138	196,159
Capacit’e Infraprojects Ltd.	64,848	254,967
DLF Ltd.	2,559,627	6,991,672
Godrej Properties Ltd.*	49,043	712,119
Indiabulls Real Estate Ltd.*	4,040,158	6,663,605
Kolte-Patil Developers Ltd.	53,848	171,738
Mahindra Lifespace Developers Ltd.	65,038	370,899
Oberoi Realty Ltd.	151,070	1,329,762
Phoenix Mills Ltd. (The)	67,114	618,078
Prestige Estates Projects Ltd.	276,489	1,090,895
Puravankara Ltd.	227,888	231,099
Sobha Ltd.	130,443	1,024,609
Sunteck Realty Ltd.	44,245	278,985

Total Real Estate Management & Development		19,934,587

Road & Rail - 0.2%
Container Corp. of India Ltd.	349,319	2,884,782
VRL Logistics Ltd.	65,185	260,731

Total Road & Rail		3,145,513

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2019

Investments	Shares	Value
Software - 0.2%
Birlasoft Ltd.	450,493	$563,218
KPIT Technologies Ltd.*	478,863	671,182
Oracle Financial Services Software Ltd.	35,156	1,614,826
Tata Elxsi Ltd.	27,278	349,691

Total Software		3,198,917

Specialty Retail - 0.1%
Arvind Fashions Ltd.*	83,007	818,315
PC Jeweller Ltd.	1,127,240	741,396
Shankara Building Products Ltd.	8,082	51,540

Total Specialty Retail		1,611,251

Textiles, Apparel & Luxury Goods - 0.9%
Arvind Ltd.	348,488	319,573
Indo Count Industries Ltd.	383,045	180,625
Page Industries Ltd.	1,484	442,479
Rajesh Exports Ltd.	428,405	4,483,427
Raymond Ltd.	20,192	213,891
Swan Energy Ltd.	53,999	81,436
Titan Co., Ltd.	251,471	4,862,386
Trident Ltd.	705,432	636,169
Vardhman Textiles Ltd.	51,445	790,260
Welspun India Ltd.	883,816	734,940

Total Textiles, Apparel & Luxury Goods		12,745,186

Thrifts & Mortgage Finance - 11.2%
Can Fin Homes Ltd.	171,281	884,475
Dewan Housing Finance Corp., Ltd.	638,965	666,943
GIC Housing Finance Ltd.	132,136	473,012
GRUH Finance Ltd.*	104,778	419,097
Housing Development Finance Corp., Ltd.	4,280,843	135,946,339
IIFL Finance Ltd.	458,787	945,456
Indiabulls Housing Finance Ltd.	1,201,515	10,577,823
LIC Housing Finance Ltd.	1,044,052	8,398,245
PNB Housing Finance Ltd.(a)	57,497	645,376

Total Thrifts & Mortgage Finance		158,956,766

Tobacco - 1.2%
ITC Ltd.	4,384,995	17,396,413

Trading Companies & Distributors - 0.1%
Adani Enterprises Ltd.	834,182	1,818,759
MMTC Ltd.	442,452	159,283

Total Trading Companies & Distributors		1,978,042

Transportation Infrastructure - 0.9%
Adani Ports & Special Economic Zone Ltd.	2,048,172	12,171,383

Water Utilities - 0.0%
VA Tech Wabag Ltd.	145,884	653,469

Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd.	568,634	2,855,630

TOTAL COMMON STOCKS (Cost: $1,056,318,634)		1,425,061,724

RIGHTS - 0.0%

India - 0.0%
Tata Sponge Iron Ltd., expiring 7/16/19* (Cost: $50,223)	45,602	33,494

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $1,056,368,857)		1,425,095,218
Other Assets less Liabilities - (0.1)%		(1,381,850)

NET ASSETS - 100.0%		$1,423,713,368

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,416,136, which represents 0.10% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India ex-State Owned Enterprises Fund (IXSE)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

India - 99.9%

Airlines - 0.5%
InterGlobe Aviation Ltd.(a)	583	$13,158

Auto Components - 1.5%
Balkrishna Industries Ltd.	508	5,562
Bharat Forge Ltd.	1,266	8,251
Bosch Ltd.	48	11,362
Motherson Sumi Systems Ltd.	5,937	10,489

Total Auto Components		35,664

Automobiles - 8.5%
Bajaj Auto Ltd.	466	19,085
Eicher Motors Ltd.	93	25,785
Hero MotoCorp Ltd.	662	24,758
Mahindra & Mahindra Ltd.	4,481	42,543
Maruti Suzuki India Ltd.	825	78,101
Tata Motors Ltd.*	8,102	19,079

Total Automobiles		209,351

Banks - 10.4%
Federal Bank Ltd.	7,910	12,422
ICICI Bank Ltd.	19,192	121,529
Kotak Mahindra Bank Ltd.	4,922	105,324
Yes Bank Ltd.	9,047	14,253

Total Banks		253,528

Beverages - 1.0%
United Breweries Ltd.	504	9,777
United Spirits Ltd.*	1,720	14,575

Total Beverages		24,352

Biotechnology - 0.3%
Biocon Ltd.	1,930	7,005

Capital Markets - 0.3%
Indiabulls Ventures Ltd.	1,597	6,347

Chemicals - 3.4%
Asian Paints Ltd.	1,886	37,108
Pidilite Industries Ltd.	830	14,603
UPL Ltd.	2,365	32,118

Total Chemicals		83,829

Construction Materials - 4.7%
Ambuja Cements Ltd.	4,909	15,137
Grasim Industries Ltd.	2,351	31,133
Shree Cement Ltd.	61	19,283
UltraTech Cement Ltd.	742	48,973

Total Construction Materials		114,526

Diversified Financial Services - 0.4%
Bajaj Holdings & Investment Ltd.	176	9,175

Diversified Telecommunication Services - 0.8%
Bharti Infratel Ltd.	5,298	20,497

Electrical Equipment - 0.7%
Havells India Ltd.	1,555	17,710

Food & Staples Retailing - 0.6%
Avenue Supermarts Ltd.*(a)	748	15,148

Food Products - 1.9%
Britannia Industries Ltd.	375	14,906
GlaxoSmithKline Consumer Healthcare Ltd.	66	7,353
Nestle India Ltd.	146	25,196

Total Food Products		47,455

Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	536	10,554

Hotels, Restaurants & Leisure - 0.3%
Jubilant Foodworks Ltd.	447	7,984

Household Durables - 0.4%
Crompton Greaves Consumer Electricals Ltd.	2,996	10,070

Household Products - 4.8%
Hindustan Unilever Ltd.	4,586	118,763

Industrial Conglomerates - 0.4%
Siemens Ltd.	571	10,848

Insurance - 2.8%
Bajaj Finserv Ltd.	265	32,727
HDFC Life Insurance Co., Ltd.(a)	2,130	14,319
ICICI Lombard General Insurance Co., Ltd.(a)	581	9,364
ICICI Prudential Life Insurance Co., Ltd.(a)	1,956	11,013

Total Insurance		67,423

Interactive Media & Services - 0.5%
Info Edge India Ltd.	368	11,980

IT Services - 24.6%
HCL Technologies Ltd.	3,873	59,735
Infosys Ltd.	23,099	244,953
Mindtree Ltd.	861	11,568
Mphasis Ltd.	625	9,091
Tata Consultancy Services Ltd.	6,461	208,467
Tech Mahindra Ltd.	3,170	32,450
Wipro Ltd.	9,109	37,015

Total IT Services		603,279

Life Sciences Tools & Services - 0.5%
Divi’s Laboratories Ltd.	505	11,683

Machinery - 0.4%
Ashok Leyland Ltd.	7,910	9,998

Media - 0.7%
Zee Entertainment Enterprises Ltd.	3,364	16,504

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State Owned Enterprises Fund (IXSE)

June 30, 2019

Investments	Shares	Value
Metals & Mining - 3.8%
Hindalco Industries Ltd.	5,676	$17,025
Jindal Steel & Power Ltd.*	2,916	6,001
JSW Steel Ltd.	6,713	26,900
Tata Steel Ltd.	1,767	12,912
Vedanta Ltd.	11,508	29,067

Total Metals & Mining		91,905

Multiline Retail - 0.3%
Future Retail Ltd.*	1,194	8,388

Oil, Gas & Consumable Fuels - 10.6%
Reliance Industries Ltd.	14,311	259,797

Personal Products - 2.5%
Dabur India Ltd.	3,499	20,301
Godrej Consumer Products Ltd.	2,459	23,622
Marico Ltd.	3,023	16,228

Total Personal Products		60,151

Pharmaceuticals - 5.7%
Aurobindo Pharma Ltd.	1,750	15,415
Cadila Healthcare Ltd.	1,562	5,469
Cipla Ltd.	2,073	16,621
Dr. Reddy’s Laboratories Ltd.	505	18,659
Glenmark Pharmaceuticals Ltd.	931	5,980
Lupin Ltd.	1,420	15,526
Piramal Enterprises Ltd.	729	20,556
Sun Pharmaceutical Industries Ltd.	6,939	40,306

Total Pharmaceuticals		138,532

Software - 0.3%
Oracle Financial Services Software Ltd.	145	6,660

Textiles, Apparel & Luxury Goods - 2.5%
Page Industries Ltd.	39	11,628
Rajesh Exports Ltd.	1,062	11,114
Titan Co., Ltd.	1,988	38,440

Total Textiles, Apparel & Luxury Goods		61,182

Transportation Infrastructure - 1.2%
Adani Ports & Special Economic Zone Ltd.	5,131	30,491

Wireless Telecommunication Services - 2.2%
Bharti Airtel Ltd.	10,656	53,514

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,512,635)		2,447,451
Other Assets less Liabilities - 0.1%		1,798

NET ASSETS - 100.0%		$2,449,249

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 98.0%

Australia - 8.6%
BHP Group Ltd.	55,345	$1,598,587
BHP Group PLC	72,226	1,852,229
Rio Tinto Ltd.	22,078	1,607,578
South32 Ltd.	756,907	1,689,087
Sydney Airport	334,748	1,888,671
Wesfarmers Ltd.	85,009	2,157,127
Woodside Petroleum Ltd.	84,033	2,144,155
Woolworths Group Ltd.	47,939	1,117,897

Total Australia		14,055,331

China - 2.3%
China Mobile Ltd.	190,500	1,734,922
CNOOC Ltd.	1,215,000	2,077,747

Total China		3,812,669

Denmark - 0.6%
Novo Nordisk A/S Class B	18,283	933,119

Finland - 3.5%
Fortum Oyj	93,643	2,072,562
Nokia Oyj	318,641	1,584,284
UPM-Kymmene Oyj	78,407	2,086,705

Total Finland		5,743,551

France - 8.3%
Bouygues S.A.	54,036	2,004,235
Capgemini SE	5,454	679,175
Danone S.A.	11,588	983,133
Engie S.A.	145,923	2,216,803
Orange S.A.	115,254	1,819,799
Renault S.A.	37,048	2,332,700
Sanofi	16,912	1,461,981
TOTAL S.A.	36,486	2,047,390

Total France		13,545,216

Germany - 8.7%
BASF SE	28,012	2,039,053
Bayer AG Registered Shares	31,412	2,179,945
Bayerische Motoren Werke AG	28,282	2,096,390
Daimler AG Registered Shares	46,198	2,573,959
Deutsche Post AG Registered Shares	49,762	1,637,734
Deutsche Telekom AG Registered Shares	98,709	1,709,979
Evonik Industries AG	62,732	1,829,558

Total Germany		14,066,618

Hong Kong - 1.1%
Power Assets Holdings Ltd.	252,500	1,816,384

Italy - 3.5%
Enel SpA	250,201	1,749,464
Eni SpA	137,018	2,279,064
Snam SpA	331,484	1,650,027

Total Italy		5,678,555

Japan - 19.5%
Astellas Pharma, Inc.	66,800	951,717
Canon, Inc.(a)	63,200	1,845,435
FANUC Corp.	10,900	2,016,308
Fujitsu Ltd.	10,600	739,068
Hitachi Ltd.	23,100	846,686
Honda Motor Co., Ltd.	58,400	1,509,597
Japan Tobacco, Inc.(a)	91,700	2,025,247
Komatsu Ltd.	70,500	1,701,318
Marubeni Corp.	266,300	1,762,316
Mitsubishi Corp.	58,300	1,536,774
Murata Manufacturing Co., Ltd.	16,400	736,737
Nippon Steel Corp.	91,700	1,573,727
Nissan Motor Co., Ltd.	392,300	2,809,529
Nomura Research Institute Ltd.	35,500	569,041
NTT DOCOMO, Inc.	73,200	1,707,026
Otsuka Holdings Co., Ltd.	28,600	933,336
Sekisui House Ltd.	95,000	1,565,551
Subaru Corp.	84,800	2,061,362
Sumitomo Corp.	113,600	1,721,292
Takeda Pharmaceutical Co., Ltd.	36,400	1,291,602
Tokyo Electron Ltd.	13,200	1,852,460

Total Japan		31,756,129

Netherlands - 0.8%
Koninklijke Ahold Delhaize N.V.	54,168	1,220,036

Norway - 3.1%
Equinor ASA	89,498	1,768,221
Mowi ASA	74,009	1,731,294
Telenor ASA	75,550	1,604,741

Total Norway		5,104,256

Portugal - 2.1%
EDP - Energias de Portugal S.A.	446,932	1,700,966
Galp Energia, SGPS, S.A.	111,760	1,721,358

Total Portugal		3,422,324

Singapore - 2.0%
Singapore Telecommunications Ltd.	777,400	2,011,087
Wilmar International Ltd.	441,700	1,207,945

Total Singapore		3,219,032

Spain - 6.2%
Amadeus IT Group S.A.	7,888	625,746
Endesa S.A.(a)	82,940	2,135,562
Naturgy Energy Group S.A.	61,818	1,705,752
Red Electrica Corp. S.A.	79,962	1,667,778
Repsol S.A.	138,582	2,175,510
Telefonica S.A.	219,026	1,801,112

Total Spain		10,111,460

Sweden - 2.9%
Hennes & Mauritz AB Class B	148,796	2,651,905
Telia Co. AB	453,559	2,015,992

Total Sweden		4,667,897

Switzerland - 2.6%
Kuehne + Nagel International AG Registered Shares	11,744	1,745,339

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2019

Investments	Shares	Value
LafargeHolcim Ltd. Registered Shares*	1,597	$78,081
Novartis AG Registered Shares	13,373	1,223,458
Roche Holding AG Genusschein	4,242	1,194,939

Total Switzerland		4,241,817

United Kingdom - 22.2%
AstraZeneca PLC	17,182	1,407,832
BAE Systems PLC	282,923	1,783,817
BP PLC	302,753	2,113,832
British American Tobacco PLC	69,039	2,415,435
BT Group PLC	1,045,629	2,614,435
Evraz PLC	480,102	4,064,544
Fiat Chrysler Automobiles N.V.	149,999	2,095,265
GlaxoSmithKline PLC	88,521	1,776,208
Imperial Brands PLC	140,534	3,303,143
National Grid PLC	194,530	2,069,260
Rio Tinto PLC	32,563	2,022,623
Royal Dutch Shell PLC Class A	64,566	2,113,905
Sage Group PLC (The)	81,167	828,889
SSE PLC	218,843	3,125,012
Unilever N.V. CVA	16,186	987,251
Unilever PLC	17,722	1,103,944
Vodafone Group PLC	1,341,867	2,208,520

Total United Kingdom		36,033,915

TOTAL COMMON STOCKS (Cost: $174,312,060)		159,428,309

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 7/9/19* (Cost: $67,093)	118,349	65,744

EXCHANGE-TRADED FUND - 1.3%

United States - 1.3%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $2,018,359)	43,565	2,052,347

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $3,804,741)(d)	3,804,741	3,804,741

TOTAL INVESTMENTS IN SECURITIES - 101.6% (Cost: $180,202,253)		165,351,141
Other Assets less Liabilities - (1.6)%		(2,652,894)

NET ASSETS - 100.0%		$162,698,247

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,172,220 and the total market value of the collateral held by the Fund was $5,496,719. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,691,978.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 7.5%
Adelaide Brighton Ltd.	87,610	$248,380
AGL Energy Ltd.	45,951	645,245
Alumina Ltd.	433,597	708,965
APA Group	66,664	505,240
ARB Corp., Ltd.	19,945	254,735
Aristocrat Leisure Ltd.	21,808	470,132
ASX Ltd.	11,833	683,985
Aurizon Holdings Ltd.	107,825	408,597
AusNet Services	340,832	448,460
Australia & New Zealand Banking Group Ltd.	183,256	3,627,803
Bendigo & Adelaide Bank Ltd.	34,957	284,070
BHP Group Ltd.	162,923	4,705,872
BHP Group PLC	133,684	3,428,314
Boral Ltd.	85,609	307,590
Brambles Ltd.	59,003	533,301
Caltex Australia Ltd.	16,963	294,619
Challenger Ltd.	52,124	242,878
CIMIC Group Ltd.	17,816	559,731
Coca-Cola Amatil Ltd.	54,110	388,071
Cochlear Ltd.	2,624	380,873
Commonwealth Bank of Australia	105,721	6,141,424
Computershare Ltd.	25,316	287,979
Crown Resorts Ltd.	40,462	353,508
CSL Ltd.	8,102	1,222,399
CSR Ltd.	108,163	296,782
Downer EDI Ltd.	59,956	291,153
Flight Centre Travel Group Ltd.	8,047	234,632
Fortescue Metals Group Ltd.	170,835	1,081,349
Harvey Norman Holdings Ltd.(a)	150,708	430,440
Incitec Pivot Ltd.	88,502	211,782
Insurance Australia Group Ltd.	124,632	722,424
JB Hi-Fi Ltd.(a)	18,303	332,021
Macquarie Group Ltd.	18,802	1,654,434
Magellan Financial Group Ltd.	11,866	424,675
Medibank Pvt Ltd.	173,696	425,400
Metcash Ltd.	126,347	227,866
Mineral Resources Ltd.	21,893	230,144
National Australia Bank Ltd.	197,607	3,705,281
New Hope Corp., Ltd.	123,499	234,863
Orica Ltd.	21,144	300,762
Origin Energy Ltd.	53,297	273,403
OZ Minerals Ltd.	47,778	336,288
Pendal Group Ltd.	51,661	259,210
Perpetual Ltd.	9,763	289,394
Platinum Asset Management Ltd.	78,040	265,608
Premier Investments Ltd.	32,774	348,897
Qantas Airways Ltd.	103,080	390,616
Ramsay Health Care Ltd.	8,614	436,682
REA Group Ltd.	6,630	446,836
Rio Tinto Ltd.	24,388	1,775,777
Santos Ltd.	91,293	453,579
Seven Group Holdings Ltd.	20,091	260,688
Sims Metal Management Ltd.	37,887	288,737
Sonic Healthcare Ltd.	29,015	551,791
South32 Ltd.	346,114	772,376
Southern Cross Media Group Ltd.	717,897	629,730
Spark Infrastructure Group	184,084	313,910
Star Entertainment Group Ltd. (The)	78,368	226,578
Suncorp Group Ltd.	65,072	615,098
Sydney Airport	142,814	805,766
Tabcorp Holdings Ltd.	109,490	341,914
Tassal Group Ltd.	173,909	597,999
Telstra Corp., Ltd.	451,233	1,219,113
Transurban Group	121,290	1,254,599
Treasury Wine Estates Ltd.	28,416	297,519
Washington H Soul Pattinson & Co., Ltd.	18,577	286,671
Wesfarmers Ltd.	92,053	2,335,870
Westpac Banking Corp.	255,192	5,078,736
Whitehaven Coal Ltd.	131,214	337,011
Woodside Petroleum Ltd.	73,392	1,872,643
Woolworths Group Ltd.	50,899	1,186,921
WorleyParsons Ltd.	28,291	292,041

Total Australia		62,778,180

Austria - 0.5%
Andritz AG	10,899	410,830
Erste Group Bank AG*	26,113	970,632
Oesterreichische Post AG	10,791	363,134
OMV AG	21,671	1,057,493
Raiffeisen Bank International AG	16,535	388,464
Telekom Austria AG*	51,553	389,825
UNIQA Insurance Group AG	34,192	319,096
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,428	396,190

Total Austria		4,295,664

Belgium - 1.2%
Ageas	10,769	560,576
Anheuser-Busch InBev S.A./N.V.	52,318	4,637,688
Bekaert S.A.	10,489	281,660
bpost S.A.	43,531	413,242
Colruyt S.A.	3,711	215,530
KBC Group N.V.	28,767	1,888,279
Proximus SADP	26,690	787,828
Solvay S.A.	6,102	633,050
UCB S.A.	6,459	536,364
Umicore S.A.	11,173	358,812

Total Belgium		10,313,029

China - 3.3%
China Everbright International Ltd.	325,000	299,936
China Jinmao Holdings Group Ltd.	860,000	522,880
China Mobile Ltd.	1,232,481	11,224,451
China Overseas Land & Investment Ltd.	419,175	1,545,247
China Resources Power Holdings Co., Ltd.	470,000	685,824
China South City Holdings Ltd.	3,790,000	557,888
China Traditional Chinese Medicine Holdings Co., Ltd.	616,000	299,622
China Unicom Hong Kong Ltd.	680,000	745,933
CITIC Ltd.	1,247,000	1,797,276
CITIC Telecom International Holdings Ltd.	878,000	348,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2019

Investments	Shares	Value
CNOOC Ltd.	3,311,700	$5,663,272
CPMC Holdings Ltd.	1,481,000	576,287
CSPC Pharmaceutical Group Ltd.	184,000	296,755
Fosun International Ltd.	444,987	591,228
Guangdong Investment Ltd.	294,000	581,791
Lenovo Group Ltd.	777,003	601,711
Shougang Fushan Resources Group Ltd.	2,244,000	488,294
Sino-Ocean Group Holding Ltd.	945,000	401,587
Sinotruk Hong Kong Ltd.	197,500	341,786
Sun Art Retail Group Ltd.	328,500	311,155

Total China		27,881,313

Denmark - 1.2%
Chr Hansen Holding A/S	3,439	323,436
Coloplast A/S Class B	8,022	907,952
Danske Bank A/S	77,682	1,229,708
FLSmidth & Co. A/S	6,589	298,486
H. Lundbeck A/S	12,364	489,165
ISS A/S	11,174	337,743
Novo Nordisk A/S Class B	58,976	3,009,990
Novozymes A/S Class B	5,640	263,412
Orsted A/S(b)	12,188	1,055,525
Pandora A/S	12,624	449,756
Scandinavian Tobacco Group A/S Class A(b)	21,245	247,977
Sydbank A/S	14,776	282,038
Tryg A/S	21,111	687,380
Vestas Wind Systems A/S	4,601	398,042

Total Denmark		9,980,610

Finland - 1.8%
Elisa Oyj	13,982	683,243
Fortum Oyj	65,280	1,444,815
Kesko Oyj Class B	6,130	341,503
Kone Oyj Class B	22,393	1,323,510
Metso Oyj	13,408	527,545
Neste Oyj	30,270	1,028,629
Nokia Oyj	332,818	1,654,772
Nordea Bank Abp	470,997	3,422,498
Orion Oyj Class B	9,067	332,791
Ramirent Oyj	22,517	229,243
Sampo Oyj Class A	42,325	2,000,289
Stora Enso Oyj Class R	55,423	652,301
UPM-Kymmene Oyj	43,677	1,162,409
Valmet Oyj	13,473	336,320
YIT Oyj	47,483	292,539

Total Finland		15,432,407

France - 10.5%
Accor S.A.	13,453	578,341
Aeroports de Paris	3,730	659,247
Air Liquide S.A.	12,881	1,805,007
Airbus SE	15,678	2,226,051
Amundi S.A.(b)	12,176	851,375
AXA S.A.	151,931	3,996,741
BNP Paribas S.A.(a)	101,107	4,808,851
Bollore S.A.	88,754	392,164
Bouygues S.A.	23,298	864,140
Bureau Veritas S.A.	22,728	562,171
Capgemini SE	5,812	723,756
Carrefour S.A.	28,340	548,006
Cie de Saint-Gobain	26,752	1,044,194
Cie Generale des Etablissements Michelin SCA	8,206	1,042,434
CNP Assurances	39,274	892,716
Coface S.A.	40,960	413,744
Covivio	5,781	606,002
Credit Agricole S.A.	215,002	2,581,884
Danone S.A.	24,787	2,102,945
Dassault Systemes SE	2,570	410,618
Edenred	10,654	544,277
Eiffage S.A.	4,922	487,314
Electricite de France S.A.	110,738	1,397,913
Elior Group S.A.(b)	22,908	315,400
Elis S.A.	17,431	316,614
Engie S.A.	168,853	2,565,147
EssilorLuxottica S.A.	10,840	1,416,542
Eutelsat Communications S.A.	26,208	490,663
Getlink SE	30,438	488,399
Hermes International	1,323	955,507
ICADE	5,604	514,376
Kering S.A.	3,616	2,141,721
Klepierre S.A.(a)	26,676	895,562
L’Oreal S.A.	12,220	3,485,993
Lagardere SCA	14,794	385,806
Legrand S.A.	9,175	671,838
LVMH Moet Hennessy Louis Vuitton SE	11,899	5,071,984
Metropole Television S.A.	20,728	393,024
Natixis S.A.	278,016	1,120,464
Nexity S.A.	9,418	407,558
Orange S.A.	161,619	2,551,878
Pernod Ricard S.A.	6,864	1,266,701
Peugeot S.A.	45,419	1,120,841
Publicis Groupe S.A.	11,165	590,344
Renault S.A.	23,231	1,462,723
Safran S.A.	10,512	1,542,472
Sanofi	64,756	5,597,919
Schneider Electric SE	23,878	2,168,856
SCOR SE	13,495	592,594
SEB S.A.	1,533	276,008
Societe BIC S.A.	4,669	356,509
Societe Generale S.A.	90,583	2,292,125
Sodexo S.A.	5,824	681,808
Suez	42,440	613,317
Television Francaise 1	28,655	302,175
Thales S.A.	6,901	853,865
TOTAL S.A.	179,788	10,088,694
Veolia Environnement S.A.	34,286	836,342
Vinci S.A.	25,494	2,614,674
Vivendi S.A.	39,660	1,093,440

Total France		88,079,774

Germany - 8.0%
adidas AG	4,014	1,241,066
Allianz SE Registered Shares	21,388	5,163,613
Axel Springer SE	6,487	457,649
BASF SE	62,294	4,534,513
Bayer AG Registered Shares	63,898	4,434,425
Bayerische Motoren Werke AG	40,227	2,981,807
Beiersdorf AG	3,897	468,421
Bilfinger SE	6,473	209,792
Brenntag AG	10,324	509,195

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2019

Investments	Shares	Value
Commerzbank AG	61,682	$443,869
Continental AG	10,640	1,553,621
Covestro AG(b)	15,597	794,133
Daimler AG Registered Shares	91,058	5,073,370
Deutsche Boerse AG	6,036	855,101
Deutsche Pfandbriefbank AG(b)	38,948	469,265
Deutsche Post AG Registered Shares	65,165	2,144,667
Deutsche Telekom AG Registered Shares	274,568	4,756,460
Deutsche Wohnen SE Bearer Shares	11,383	418,315
E.ON SE	120,617	1,311,913
Evonik Industries AG	34,253	998,978
Fielmann AG	6,214	451,481
Fraport AG Frankfurt Airport Services Worldwide	5,033	433,308
Freenet AG	24,988	500,689
Fresenius Medical Care AG & Co. KGaA	9,223	725,138
Fresenius SE & Co. KGaA	15,297	830,597
Hannover Rueck SE	7,265	1,176,475
HeidelbergCement AG	9,111	738,329
Hella GmbH & Co. KGaA	10,219	505,994
Henkel AG & Co. KGaA	7,450	685,088
Hochtief AG	3,343	407,731
Infineon Technologies AG	39,059	691,670
Innogy SE	34,260	1,468,926
Jenoptik AG	6,375	206,543
LEG Immobilien AG	4,116	464,980
Merck KGaA	3,746	392,296
METRO AG	26,920	492,803
MTU Aero Engines AG	2,238	533,939
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	7,527	1,891,785
Rheinmetall AG	3,229	395,849
RWE AG	24,362	601,201
Salzgitter AG	9,338	267,767
SAP SE	23,189	3,188,987
Siemens AG Registered Shares	39,223	4,672,186
Siemens Healthineers AG(b)	11,557	488,409
Software AG	6,081	209,136
Symrise AG	5,659	545,460
Talanx AG	14,925	647,570
Telefonica Deutschland Holding AG	424,225	1,186,995
TUI AG	71,946	704,944
Uniper SE	18,161	550,755
United Internet AG Registered Shares	7,226	238,311
Volkswagen AG	9,774	1,682,396
Wacker Neuson SE	13,387	337,222

Total Germany		67,135,133

Hong Kong - 2.8%
AIA Group Ltd.	228,365	2,462,688
Bank of East Asia Ltd. (The)	130,528	365,061
BOC Hong Kong Holdings Ltd.	579,444	2,280,691
Cathay Pacific Airways Ltd.	213,000	318,443
CLP Holdings Ltd.	110,500	1,219,213
Dah Sing Financial Holdings Ltd.	66,800	312,090
Galaxy Entertainment Group Ltd.	123,000	828,922
Hang Lung Properties Ltd.	264,000	627,855
Hang Seng Bank Ltd.	91,300	2,273,005
Henderson Land Development Co., Ltd.	221,859	1,222,532
Hong Kong & China Gas Co., Ltd.	472,268	1,046,999
Hong Kong Exchanges & Clearing Ltd.	35,089	1,238,726
MTR Corp., Ltd.	198,835	1,338,716
New World Development Co., Ltd.	562,772	880,265
PCCW Ltd.	575,000	331,936
Power Assets Holdings Ltd.	94,500	679,795
Sino Land Co., Ltd.	350,400	587,551
SJM Holdings Ltd.	330,000	375,514
Sun Hung Kai Properties Ltd.	124,000	2,103,040
Swire Pacific Ltd. Class A	50,500	620,544
Swire Properties Ltd.	212,400	857,756
Television Broadcasts Ltd.	216,600	362,086
Wharf Holdings Ltd. (The)	115,000	304,704
Wheelock & Co., Ltd.	75,000	537,600

Total Hong Kong		23,175,732

Ireland - 0.4%
AIB Group PLC	145,972	597,774
Bank of Ireland Group PLC	64,478	337,473
CRH PLC	27,421	895,904
DCC PLC	5,243	468,428
Grafton Group PLC	31,128	319,310
Kerry Group PLC Class A	4,252	508,429
Kingspan Group PLC	5,256	285,869
Total Produce PLC	216,263	359,569

Total Ireland		3,772,756

Israel - 0.3%
Bank Leumi Le-Israel BM	46,754	337,688
Harel Insurance Investments & Financial Services Ltd.	37,731	282,780
Israel Chemicals Ltd.	75,924	397,869
Mediterranean Towers Ltd.	100,000	203,194
Naphtha Israel Petroleum Corp., Ltd.	50,805	332,048
Paz Oil Co., Ltd.	1,921	270,062
Phoenix Holdings Ltd. (The)	48,557	293,802

Total Israel		2,117,443

Italy - 3.4%
A2A SpA	233,868	406,418
ACEA SpA	20,808	396,674
Anima Holding SpA(b)	118,280	402,476
Assicurazioni Generali SpA	75,509	1,423,989
Atlantia SpA	43,524	1,135,538
Azimut Holding SpA(a)	18,805	362,558
Banca Farmafactoring SpA(b)	85,704	478,239
Banca Generali SpA	11,726	338,112
Banca Mediolanum SpA	60,098	443,147
Banca Popolare di Sondrio SCPA	207,549	460,660
Credito Emiliano SpA	80,282	387,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2019

Investments	Shares	Value
Enel SpA	532,382	$3,722,540
Eni SpA	247,987	4,124,847
ERG SpA	18,601	381,291
Ferrari N.V.	2,407	391,428
Freni Brembo SpA	25,155	290,189
Hera SpA	90,322	346,017
Infrastrutture Wireless Italiane SpA(b)	41,103	403,954
Intesa Sanpaolo SpA	2,042,854	4,378,290
Italgas SpA	69,847	469,933
Maire Tecnimont SpA	98,482	319,407
MARR SpA	13,402	306,007
Piaggio & C. SpA	119,453	351,238
Pirelli & C SpA(b)	57,421	339,903
Poste Italiane SpA(b)	84,440	890,444
Recordati SpA	7,841	327,349
Saras SpA	203,363	306,625
Snam SpA	245,064	1,219,854
Societa Cattolica di Assicurazioni SC	47,611	426,436
Societa Iniziative Autostradali e Servizi SpA	18,738	348,036
Terna Rete Elettrica Nazionale SpA	143,395	914,470
UniCredit SpA	73,355	904,368
Unipol Gruppo SpA	73,761	359,768
UnipolSai Assicurazioni SpA	236,663	608,827

Total Italy		28,366,218

Japan - 19.2%
Aeon Co., Ltd.	34,900	599,591
AEON Financial Service Co., Ltd.	20,400	328,513
AGC, Inc.	12,400	428,717
Aisin Seiki Co., Ltd.	19,100	657,704
Alps Alpine Co., Ltd.	16,200	273,057
Amada Holdings Co., Ltd.	32,500	365,904
ANA Holdings, Inc.	16,000	529,868
Aoyama Trading Co., Ltd.	24,800	486,148
Aozora Bank Ltd.	16,000	384,036
Asahi Group Holdings Ltd.	17,300	777,970
Asahi Kasei Corp.	68,900	734,469
Astellas Pharma, Inc.	77,200	1,099,889
Azbil Corp.	20,600	503,241
Bandai Namco Holdings, Inc.	10,700	519,408
Bridgestone Corp.	34,500	1,358,353
Brother Industries Ltd.	20,700	390,983
Canon, Inc.(a)	79,400	2,318,474
Casio Computer Co., Ltd.	21,700	269,488
Chiba Bank Ltd. (The)	79,100	386,176
Chubu Electric Power Co., Inc.	34,100	478,394
Chugai Pharmaceutical Co., Ltd.	14,300	934,398
Citizen Watch Co., Ltd.	63,200	324,388
Cosmo Energy Holdings Co., Ltd.	9,900	223,012
Dai-ichi Life Holdings, Inc.	55,733	840,599
Daido Steel Co., Ltd.	5,000	189,577
Daiichi Sankyo Co., Ltd.	13,700	716,535
Daikin Industries Ltd.	6,400	835,493
Daito Trust Construction Co., Ltd.	4,600	586,421
Daiwa House Industry Co., Ltd.	29,700	865,859
Denka Co., Ltd.	13,500	400,339
Denso Corp.	33,900	1,426,292
Dentsu, Inc.	10,900	380,397
DIC Corp.	12,400	327,321
Disco Corp.	2,300	377,427
East Japan Railway Co.	9,600	898,162
Eisai Co., Ltd.	10,700	604,916
FamilyMart UNY Holdings Co., Ltd.	16,600	396,280
FANUC Corp.	14,400	2,663,746
Fast Retailing Co., Ltd.	1,300	785,864
FCC Co., Ltd.	17,100	357,586
FIDEA Holdings Co., Ltd.	404,600	431,864
Fuji Electric Co., Ltd.	10,000	344,812
FUJIFILM Holdings Corp.	14,500	735,228
Fujikura Ltd.	95,600	359,365
Fujitsu Ltd.	7,600	529,898
Fukuoka Financial Group, Inc.	14,400	262,900
Gunma Bank Ltd. (The)	131,700	460,840
Hamamatsu Photonics K.K.	9,400	366,001
Hanwa Co., Ltd.	9,400	251,359
Haseko Corp.	43,000	435,029
Hino Motors Ltd.	41,700	351,048
Hiroshima Bank Ltd. (The)	107,900	519,771
Hitachi High-Technologies Corp.	5,700	293,094
Hitachi Ltd.	29,000	1,062,939
Hitachi Metals Ltd.	31,600	356,945
Hitachi Zosen Corp.	161,800	593,197
Hokuhoku Financial Group, Inc.	33,300	346,167
Honda Motor Co., Ltd.	89,400	2,310,924
Horiba Ltd.	5,600	288,992
Hoya Corp.	9,900	758,443
Hyakugo Bank Ltd. (The)	134,200	414,782
Idemitsu Kosan Co., Ltd.	12,651	380,446
IHI Corp.	11,200	269,968
Isuzu Motors Ltd.	46,100	525,011
ITOCHU Corp.	88,500	1,692,540
Iyo Bank Ltd. (The)	111,200	561,470
Japan Airlines Co., Ltd.	16,100	514,501
Japan Exchange Group, Inc.	29,200	463,991
Japan Post Holdings Co., Ltd.	178,400	2,020,123
Japan Post Insurance Co., Ltd.	29,700	550,500
Japan Steel Works Ltd. (The)	16,900	282,190
Japan Tobacco, Inc.(a)	146,444	3,234,300
Japan Wool Textile Co., Ltd. (The)	24,400	190,462
JFE Holdings, Inc.	51,300	753,501
JSR Corp.	18,900	298,393
JTEKT Corp.	30,300	367,290
JXTG Holdings, Inc.	206,800	1,025,746
Kajima Corp.	25,900	355,302
Kaneka Corp.	11,600	436,050
Kanematsu Corp.	26,900	298,112
Kansai Electric Power Co., Inc. (The)	54,200	621,031
Kao Corp.	11,900	906,803
Kawasaki Heavy Industries Ltd.	13,800	324,442
KDDI Corp.	118,500	3,017,494
Keihin Corp.	29,000	415,324
Keiyo Bank Ltd. (The)	42,500	248,515
Keyence Corp.	700	429,655
Kintetsu World Express, Inc.	38,300	499,457
Kirin Holdings Co., Ltd.	30,200	651,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2019

Investments	Shares	Value
Kitz Corp.	76,300	$533,973
Kobe Steel Ltd.	60,400	395,229
Koito Manufacturing Co., Ltd.	7,700	410,943
Komatsu Ltd.	58,100	1,402,079
Kubota Corp.	39,000	649,035
Kuraray Co., Ltd.	23,400	279,523
Kyowa Hakko Kirin Co., Ltd.	18,700	336,544
Lawson, Inc.	6,900	331,103
Lintec Corp.	9,200	191,702
LIXIL Group Corp.	22,000	347,949
Mabuchi Motor Co., Ltd.	8,800	300,984
Makita Corp.	12,600	428,030
Marubeni Corp.	106,200	702,809
Marui Group Co., Ltd.	20,200	411,350
Mebuki Financial Group, Inc.	162,500	423,821
Michinoku Bank Ltd. (The)	20,000	305,550
Mitsubishi Chemical Holdings Corp.	103,800	725,078
Mitsubishi Corp.	81,000	2,135,140
Mitsubishi Electric Corp.	94,800	1,248,572
Mitsubishi Estate Co., Ltd.	37,900	705,304
Mitsubishi Gas Chemical Co., Inc.	26,300	350,536
Mitsubishi Heavy Industries Ltd.	14,700	640,038
Mitsubishi Tanabe Pharma Corp.	38,200	425,469
Mitsubishi UFJ Financial Group, Inc.	614,200	2,918,790
Mitsui Chemicals, Inc.	15,000	371,311
Mitsui Fudosan Co., Ltd.	29,300	710,472
Mizuho Financial Group, Inc.	1,152,800	1,670,244
MS&AD Insurance Group Holdings, Inc.	27,030	858,016
Murata Manufacturing Co., Ltd.	19,300	867,013
NEC Corp.	9,800	385,669
NGK Insulators Ltd.	25,900	377,658
NGK Spark Plug Co., Ltd.	16,800	315,292
NHK Spring Co., Ltd.	44,800	345,959
Nichias Corp.	16,100	289,453
Nichiha Corp.	8,400	234,286
Nidec Corp.	4,800	656,024
Nifco, Inc.	10,900	270,021
Nihon Parkerizing Co., Ltd.	17,800	197,264
Nikon Corp.	25,500	360,702
Nintendo Co., Ltd.	4,100	1,502,775
Nippon Express Co., Ltd.	6,800	361,648
Nippon Steel Corp.	57,800	991,945
Nippon Steel Trading Corp.	6,700	276,109
Nippon Telegraph & Telephone Corp.	91,000	4,237,488
Nishi-Nippon Financial Holdings, Inc.	62,000	445,981
Nishimatsu Construction Co., Ltd.	18,600	358,569
Nissan Motor Co., Ltd.	386,600	2,768,708
Nissin Kogyo Co., Ltd.	15,100	207,565
NOK Corp.	27,400	410,466
Nomura Real Estate Holdings, Inc.	17,600	378,333
Nomura Research Institute Ltd.	32,700	524,159
North Pacific Bank Ltd.	259,800	617,308
NSK Ltd.	38,200	340,375
NTN Corp.	121,000	359,384
NTT Data Corp.	41,400	551,411
NTT DOCOMO, Inc.	192,155	4,481,060
Oji Holdings Corp.	57,700	333,111
Okasan Securities Group, Inc.(a)	153,500	561,342
Omron Corp.	9,000	469,464
Ono Pharmaceutical Co., Ltd.	23,200	416,024
Oracle Corp.	5,300	387,145
Oriental Land Co., Ltd.	3,900	482,885
Otsuka Holdings Co., Ltd.	23,600	770,165
Panasonic Corp.	123,600	1,029,732
Pola Orbis Holdings, Inc.	12,300	343,633
Recruit Holdings Co., Ltd.	25,500	850,631
Resona Holdings, Inc.	139,300	580,007
Ricoh Co., Ltd.	32,600	325,576
Rohm Co., Ltd.	5,200	349,434
Ryohin Keikaku Co., Ltd.	1,500	270,930
San-In Godo Bank Ltd. (The)	82,900	530,917
SBI Holdings, Inc.	15,500	383,688
Secom Co., Ltd.	8,600	740,267
Seiko Epson Corp.	19,000	300,678
Sekisui Chemical Co., Ltd.	28,000	420,494
Sekisui House Ltd.	31,800	524,048
Senshu Ikeda Holdings, Inc.	301,800	557,436
Seven & I Holdings Co., Ltd.	32,400	1,097,041
Sharp Corp.	26,600	291,825
Shimizu Corp.	57,900	480,977
Shin-Etsu Chemical Co., Ltd.	13,100	1,220,146
Shionogi & Co., Ltd.	11,900	685,791
Siix Corp.	32,100	378,979
SKY Perfect JSAT Holdings, Inc.	146,200	569,928
SMC Corp.	1,300	484,695
Softbank Corp.	161,000	2,091,326
SoftBank Group Corp.	16,200	776,620
Sojitz Corp.	113,800	365,461
Sompo Holdings, Inc.	17,500	675,863
Sony Corp.	12,100	634,312
Sony Financial Holdings, Inc.	23,200	557,282
Stanley Electric Co., Ltd.	15,700	385,870
Subaru Corp.	57,200	1,390,447
Sumitomo Chemical Co., Ltd.	118,300	549,007
Sumitomo Corp.	72,200	1,093,990
Sumitomo Forestry Co., Ltd.	28,500	341,503
Sumitomo Heavy Industries Ltd.	9,900	340,445
Sumitomo Mitsui Financial Group, Inc.	63,500	2,243,187
Sumitomo Mitsui Trust Holdings, Inc.	19,907	721,707
Sundrug Co., Ltd.	11,900	322,075
Suntory Beverage & Food Ltd.	10,900	473,979
Suzuki Motor Corp.	11,900	559,324
Sysmex Corp.	5,100	332,631
T&D Holdings, Inc.	41,900	454,818
Taisei Corp.	10,800	392,445
Takeda Pharmaceutical Co., Ltd.	72,900	2,586,752
Tatsuta Electric Wire and Cable Co., Ltd.	41,600	184,177
Terumo Corp.	17,700	527,353
Toda Corp.	70,500	389,994
Toho Bank Ltd. (The)	132,100	313,882
Toho Co., Ltd.	11,200	476,109
Tohoku Electric Power Co., Inc.	36,600	369,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2019

Investments	Shares	Value
Tokai Rika Co., Ltd.	16,800	$277,089
Tokai Tokyo Financial Holdings, Inc.	145,800	445,222
Tokio Marine Holdings, Inc.	29,000	1,453,230
Tokyo Century Corp.	4,300	181,395
Tokyo Electron Ltd.	11,900	1,670,020
Tokyo Gas Co., Ltd.	21,600	508,725
Tokyo Seimitsu Co., Ltd.	14,000	359,811
Tokyu Construction Co., Ltd.	52,900	357,446
Toray Industries, Inc.	61,300	466,094
Toshiba Corp.	11,300	351,880
Tosoh Corp.	24,400	343,104
TOTO Ltd.	9,300	367,287
Toyobo Co., Ltd.	43,300	516,835
Toyoda Gosei Co., Ltd.	17,100	333,461
Toyota Boshoku Corp.	26,500	347,791
Toyota Motor Corp.	134,810	8,368,380
Toyota Tsusho Corp.	20,600	624,271
Trend Micro, Inc.	9,100	405,843
TS Tech Co., Ltd.	8,000	217,784
UACJ Corp.	15,200	259,024
Ube Industries Ltd.	18,700	387,746
Wacoal Holdings Corp.	20,200	524,405
West Japan Railway Co.	8,820	713,524
Yahoo Japan Corp.	238,510	699,547
Yamaguchi Financial Group, Inc.	56,200	383,917
Yamaha Corp.	6,900	327,901
Yamaha Motor Co., Ltd.	24,900	442,579
Yamato Holdings Co., Ltd.	12,600	256,234
Yamazen Corp.	20,400	196,161
Yokohama Rubber Co., Ltd. (The)	21,000	385,929
Yuasa Trading Co., Ltd.	15,500	433,033

Total Japan		161,147,873

Netherlands - 2.2%
ABN AMRO Bank N.V. CVA(b)	81,812	1,752,947
Aegon N.V.	128,501	640,663
Akzo Nobel N.V.	6,645	625,364
ASML Holding N.V.	7,761	1,623,936
Euronext N.V.(b)	4,841	366,886
Heineken Holding N.V.	8,174	859,180
Heineken N.V.	13,398	1,497,386
ING Groep N.V.	299,441	3,476,872
Koninklijke Ahold Delhaize N.V.	53,270	1,199,811
Koninklijke DSM N.V.	8,065	998,347
Koninklijke KPN N.V.	234,643	721,471
Koninklijke Philips N.V.	34,253	1,489,495
Koninklijke Vopak N.V.	7,026	324,449
NN Group N.V.	16,156	651,305
Randstad N.V.	12,936	711,533
SBM Offshore N.V.	15,371	297,226
Signify N.V.(b)	12,135	359,303
Wolters Kluwer N.V.	11,437	833,826

Total Netherlands		18,430,000

New Zealand - 0.5%
Air New Zealand Ltd.	147,587	262,686
Arvida Group Ltd.	200,000	185,376
Auckland International Airport Ltd.	74,746	494,501
Chorus Ltd.	80,246	307,214
Fisher & Paykel Healthcare Corp., Ltd.	38,743	402,296
Infratil Ltd.	102,534	320,231
Mercury NZ Ltd.	155,088	484,367
Meridian Energy Ltd.	223,615	713,407
SKYCITY Entertainment Group Ltd.	94,664	240,972
Spark New Zealand Ltd.	207,759	558,165
Vector Ltd.	150,576	382,288

Total New Zealand		4,351,503

Norway - 1.7%
Aker ASA Class A	7,979	459,309
Aker BP ASA	38,500	1,104,509
DNB ASA	103,667	1,929,610
Elkem ASA(b)	127,694	359,746
Equinor ASA	203,420	4,018,989
Gjensidige Forsikring ASA	33,414	673,293
Kvaerner ASA	291,678	469,022
Leroy Seafood Group ASA	47,077	311,636
Mowi ASA	42,270	988,823
Orkla ASA	48,728	432,526
Salmar ASA	13,195	574,009
SpareBank 1 SR-Bank ASA	35,650	434,437
Storebrand ASA	49,980	367,432
Telenor ASA	94,426	2,005,682
Yara International ASA	7,294	354,004

Total Norway		14,483,027

Portugal - 0.4%
Altri, SGPS, S.A.	31,877	221,621
EDP - Energias de Portugal S.A.	214,247	815,396
Galp Energia, SGPS, S.A.	55,641	856,998
Jeronimo Martins, SGPS, S.A.	25,395	409,650
Navigator Co. S.A. (The)	96,014	367,166
NOS, SGPS, S.A.	58,402	384,418

Total Portugal		3,055,249

Singapore - 2.0%
CapitaLand Ltd.	198,100	516,865
China Aviation Oil Singapore Corp., Ltd.	581,400	567,240
ComfortDelGro Corp., Ltd.	185,300	364,314
DBS Group Holdings Ltd.	170,700	3,275,341
Genting Singapore Ltd.	682,300	463,961
Jardine Cycle & Carriage Ltd.	22,355	598,634
Keppel Corp., Ltd.	98,000	482,412
Olam International Ltd.	305,100	444,249
Oversea-Chinese Banking Corp., Ltd.	184,190	1,551,991
SATS Ltd.	120,700	465,689
Sembcorp Industries Ltd.	139,400	248,312
Singapore Airlines Ltd.	77,400	530,321
Singapore Exchange Ltd.	55,500	324,890
Singapore Post Ltd.	482,900	339,078
Singapore Technologies Engineering Ltd.	206,000	630,356
Singapore Telecommunications Ltd.	1,010,700	2,614,620
StarHub Ltd.	253,000	287,978
United Overseas Bank Ltd.	73,001	1,409,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2019

Investments	Shares	Value
Venture Corp., Ltd.	20,100	$242,011
Wilmar International Ltd.	264,600	723,619
Yanlord Land Group Ltd.	365,100	348,113

Total Singapore		16,429,888

Spain - 4.2%
Acciona S.A.	3,856	414,531
ACS Actividades de Construccion y Servicios S.A.	19,366	774,316
Aena SME S.A.(b)	7,609	1,510,333
Amadeus IT Group S.A.	13,840	1,097,911
Applus Services S.A.	32,714	445,194
Banco Bilbao Vizcaya Argentaria S.A.	398,204	2,229,736
Banco Santander S.A.	1,023,983	4,758,321
Bolsas y Mercados Espanoles SHMSF S.A.	15,895	389,538
CaixaBank S.A.	460,323	1,319,976
Cellnex Telecom S.A.*(b)	8,419	311,979
Cia de Distribucion Integral Logista Holdings S.A.	15,941	361,620
Cie Automotive S.A.	12,262	355,523
Enagas S.A.	23,233	620,963
Endesa S.A.(a)	75,895	1,954,165
Euskaltel S.A.(b)	38,350	355,935
Ferrovial S.A.	37,541	962,341
Gestamp Automocion S.A.(b)	68,179	404,128
Grifols S.A.	12,185	360,783
Iberdrola S.A.	330,377	3,298,063
Industria de Diseno Textil S.A.	133,971	4,035,377
Mapfre S.A.	162,761	476,541
Mediaset Espana Comunicacion S.A.	44,412	323,385
Naturgy Energy Group S.A.	66,097	1,823,823
Prosegur Cash S.A.(b)	170,533	337,913
Prosegur Cia de Seguridad S.A.	70,474	331,457
Red Electrica Corp. S.A.	32,717	682,383
Repsol S.A.	113,159	1,776,411
Telefonica S.A.	300,174	2,468,414
Unicaja Banco S.A.(b)	408,963	365,596
Zardoya Otis S.A.	56,758	431,769

Total Spain		34,978,425

Sweden - 2.8%
Assa Abloy AB Class B	30,317	685,859
Atlas Copco AB Class A	19,896	636,452
Atlas Copco AB Class B	24,463	702,393
Axfood AB	25,114	497,370
Bilia AB Class A	25,512	230,972
Boliden AB	21,846	559,088
Bonava AB Class B	18,836	236,714
Castellum AB	20,828	398,570
Electrolux AB Series B	19,408	496,381
Essity AB Class B	22,711	698,597
Fabege AB	28,092	423,127
Hemfosa Fastigheter AB	38,547	364,564
Hennes & Mauritz AB Class B	123,328	2,198,004
Hexpol AB	30,240	246,562
Husqvarna AB Class B	30,869	288,987
ICA Gruppen AB	12,198	524,826
Investment AB Latour Class B(a)	34,729	512,427
JM AB	11,306	260,162
Kinnevik AB Class B	13,583	353,549
NCC AB Class B	18,421	319,551
Peab AB	27,682	236,745
Resurs Holding AB(b)	55,385	330,106
Sandvik AB	57,636	1,059,764
Securitas AB Class B	24,073	422,657
Skandinaviska Enskilda Banken AB Class A	188,203	1,742,838
SSAB AB Class A	68,417	238,695
Svenska Cellulosa AB SCA Class B	43,756	380,581
Svenska Handelsbanken AB Class A	135,190	1,338,757
Swedbank AB Class A	129,629	1,948,305
Swedish Match AB	8,289	350,207
Tele2 AB Class B	37,368	545,727
Telefonaktiebolaget LM Ericsson Class B	71,173	675,814
Telia Co. AB	286,547	1,273,652
Thule Group AB(b)	9,274	229,296
Volvo AB Class A	16,448	260,773
Volvo AB Class B	86,445	1,372,860

Total Sweden		23,040,932

Switzerland - 7.1%
ABB Ltd. Registered Shares	109,989	2,209,933
Adecco Group AG Registered Shares	10,605	638,040
Baloise Holding AG Registered Shares	4,593	814,021
Cembra Money Bank AG	4,102	396,106
Cie Financiere Richemont S.A. Registered Shares	16,527	1,404,202
Clariant AG Registered Shares*	27,422	558,143
Coca-Cola HBC AG*	12,530	473,943
Credit Suisse Group AG Registered Shares*	57,120	685,733
Dufry AG Registered Shares*	6,980	591,904
EFG International AG*	46,605	323,128
EMS-Chemie Holding AG Registered Shares	1,001	650,393
Flughafen Zurich AG Registered Shares	2,462	464,119
Geberit AG Registered Shares	1,290	603,323
Givaudan S.A. Registered Shares	367	1,037,387
Helvetia Holding AG	3,135	393,885
Julius Baer Group Ltd.*	12,689	565,604
Kuehne + Nagel International AG Registered Shares	7,109	1,056,507
LafargeHolcim Ltd. Registered Shares*	32,455	1,586,800
Logitech International S.A. Registered Shares	14,458	578,468
Lonza Group AG Registered Shares*	1,550	523,662
Nestle S.A. Registered Shares	96,845	10,038,108
Novartis AG Registered Shares	106,228	9,718,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2019

Investments	Shares	Value
OC Oerlikon Corp. AG Registered Shares	29,645	$362,429
Partners Group Holding AG	877	689,907
Roche Holding AG Bearer Shares	5,860	1,644,406
Roche Holding AG Genusschein	28,823	8,119,217
Schindler Holding AG Participation Certificate	2,254	502,353
SGS S.A. Registered Shares	355	905,523
STMicroelectronics N.V.	32,489	577,176
Sunrise Communications Group AG*(b)	6,664	497,920
Swiss Life Holding AG Registered Shares	1,918	951,721
Swiss Re AG	19,507	1,985,512
Swisscom AG Registered Shares	2,739	1,376,804
UBS Group AG Registered Shares	228,374	2,717,065
Vifor Pharma AG	1,714	247,959
Vontobel Holding AG Registered Shares	8,844	492,543
Zurich Insurance Group AG	8,354	2,912,333

Total Switzerland		59,294,777

United Kingdom - 18.5%
Admiral Group PLC	21,594	606,818
Aggreko PLC	35,541	357,341
Anglo American PLC	72,912	2,082,786
Antofagasta PLC	66,089	781,900
Ashmore Group PLC	51,241	332,268
Associated British Foods PLC	22,022	690,315
AstraZeneca PLC	57,078	4,676,768
Aviva PLC	292,698	1,551,532
BAE Systems PLC	198,876	1,253,905
Balfour Beatty PLC	127,754	393,474
Barclays PLC	817,719	1,558,985
Barratt Developments PLC	100,054	729,142
BBA Aviation PLC	132,905	477,336
BCA Marketplace PLC	152,501	471,634
Berkeley Group Holdings PLC	4,928	234,003
Bodycote PLC	53,897	566,935
Bovis Homes Group PLC	23,957	314,962
BP PLC	1,583,066	11,053,020
Brewin Dolphin Holdings PLC	120,000	467,030
British American Tobacco PLC	217,922	7,624,334
BT Group PLC	917,782	2,294,773
Bunzl PLC	11,832	312,767
Burberry Group PLC	18,552	439,639
Carnival PLC	10,897	482,489
Centrica PLC	847,172	946,440
Chemring Group PLC	102,576	240,993
Cineworld Group PLC	115,343	371,984
Close Brothers Group PLC	21,585	388,443
CNH Industrial N.V.	43,306	444,740
Coca-Cola European Partners PLC	18,542	1,033,610
Compass Group PLC	46,467	1,115,945
Countryside Properties PLC(b)	117,687	446,944
Crest Nicholson Holdings PLC	111,385	506,082
Croda International PLC	4,334	282,413
CYBG PLC	93,758	229,464
Daily Mail & General Trust PLC Class A Non-Voting Shares	37,215	369,909
Derwent London PLC	9,263	367,346
Diageo PLC	71,882	3,095,827
Direct Line Insurance Group PLC	72,884	307,776
Diversified Gas & Oil PLC	194,164	274,295
Domino’s Pizza Group PLC	112,642	398,539
Drax Group PLC	88,749	293,898
Electrocomponents PLC	37,239	299,910
Empiric Student Property PLC	350,000	404,464
Essentra PLC	62,462	341,035
Evraz PLC	203,936	1,726,523
Fiat Chrysler Automobiles N.V.	113,135	1,580,329
Fresnillo PLC	40,684	450,577
G4S PLC	129,776	343,545
GlaxoSmithKline PLC	344,788	6,918,306
Greene King PLC	40,117	315,532
Halfords Group PLC	88,349	252,544
Halma PLC	18,268	469,644
Hargreaves Lansdown PLC	16,162	394,726
Hays PLC	234,872	469,606
Howden Joinery Group PLC	48,542	313,222
HSBC Holdings PLC	1,383,328	11,565,131
Ibstock PLC(b)	158,595	490,481
Imperial Brands PLC	127,490	2,996,554
Inchcape PLC	54,183	424,786
Informa PLC	48,615	516,634
InterContinental Hotels Group PLC	7,423	488,612
Intertek Group PLC	6,083	425,956
Land Securities Group PLC	46,307	491,046
Legal & General Group PLC	382,067	1,310,462
Lloyds Banking Group PLC	4,450,228	3,205,148
London Stock Exchange Group PLC	8,496	593,194
Marks & Spencer Group PLC	218,481	585,874
Marston’s PLC	236,724	351,592
Mediclinic International PLC	68,235	264,783
Meggitt PLC	44,037	293,680
Merlin Entertainments PLC(b)	62,482	357,128
Micro Focus International PLC	27,395	719,626
Mondi PLC	22,162	504,880
Moneysupermarket.com Group PLC	81,050	425,297
National Grid PLC	250,897	2,668,849
Next PLC	6,950	488,789
Pagegroup PLC	77,099	503,376
Paragon Banking Group PLC	75,865	423,676
Pearson PLC	28,275	294,866
Pennon Group PLC	39,403	372,501
Persimmon PLC	45,907	1,166,764
Phoenix Group Holdings PLC	59,971	541,145
Prudential PLC	97,569	2,130,862
QinetiQ Group PLC	107,161	381,056
Quilter PLC(b)	167,631	299,492
Reckitt Benckiser Group PLC	24,706	1,953,889
Redrow PLC	58,442	404,623
RELX PLC	58,278	1,416,284
Rentokil Initial PLC	56,794	287,320
Rio Tinto PLC	85,916	5,336,598
Rolls-Royce Holdings PLC*	40,794	436,323
Rotork PLC	94,490	380,735
Royal Bank of Scotland Group PLC	369,536	1,033,738

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

June 30, 2019

Investments	Shares	Value
Royal Dutch Shell PLC Class A	324,811	$10,634,381
Royal Dutch Shell PLC Class B	297,242	9,763,922
RSA Insurance Group PLC	52,945	388,666
Sage Group PLC (The)	61,136	624,330
Segro PLC	80,485	747,968
Senior PLC	167,297	459,479
Severn Trent PLC	16,028	417,768
Smith & Nephew PLC	27,441	595,457
Smiths Group PLC	18,034	359,197
Spectris PLC	8,496	311,194
Spirax-Sarco Engineering PLC	3,708	433,456
SSE PLC	100,709	1,438,094
Standard Chartered PLC	103,249	938,495
Standard Life Aberdeen PLC	232,662	872,337
Synthomer PLC	64,473	306,393
Tate & Lyle PLC	35,039	329,283
Taylor Wimpey PLC	151,630	304,425
TechnipFMC PLC	24,104	620,362
Tesco PLC	341,026	983,932
TI Fluid Systems PLC(b)	126,091	315,817
Unilever N.V. CVA	62,963	3,840,375
Unilever PLC	44,381	2,764,595
United Utilities Group PLC	43,619	434,563
Vesuvius PLC	78,899	550,273
Vodafone Group PLC	2,201,623	3,623,554
WH Smith PLC	22,564	565,729
Whitbread PLC	7,972	469,657
WM Morrison Supermarkets PLC	93,181	238,843

Total United Kingdom		155,013,062

TOTAL COMMON STOCKS (Cost: $768,134,438)		833,552,995

RIGHTS - 0.0%

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/11/19*	19,366	30,435
Repsol S.A., expiring 7/9/19*	107,897	59,937

TOTAL RIGHTS (Cost: $92,957)		90,372

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

United States - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $10,001,932)(d)	10,001,932	10,001,932

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $778,229,327)		843,645,299
Other Assets less Liabilities - (0.7)%		(6,106,414)

NET ASSETS - 100.0%		$837,538,885

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,163,522 and the total market value of the collateral held by the Fund was $13,945,576. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,943,644.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	7/1/2019	86,333	USD	308,414	ILS	$—	$(142)

CURRENCY LEGEND

ILS	Israeli new shekel
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 100.1%

Australia - 3.5%
Altium Ltd.	9,761	$234,263
Aristocrat Leisure Ltd.	64,429	1,388,945
Beach Energy Ltd.	173,064	241,074
BlueScope Steel Ltd.	56,542	478,124
carsales.com Ltd.	49,720	472,075
Cochlear Ltd.	6,091	884,108
Computershare Ltd.	77,753	884,469
Corporate Travel Management Ltd.(a)	6,578	103,862
CSL Ltd.	36,810	5,553,754
Domino’s Pizza Enterprises Ltd.(a)	8,895	234,951
IDP Education Ltd.	14,372	178,111
Invocare Ltd.	17,033	191,127
Magellan Financial Group Ltd.	45,915	1,643,263
NIB Holdings Ltd.	96,087	517,181
Northern Star Resources Ltd.	57,536	470,379
Pendal Group Ltd.	98,544	494,446
Reece Ltd.	33,562	229,869
Regis Resources Ltd.	102,121	378,383
St Barbara Ltd.	151,034	311,605
Technology One Ltd.	49,931	276,108
Viva Energy Group Ltd.(b)	304,738	451,223
Webjet Ltd.	13,659	130,359

Total Australia		15,747,679

Austria - 0.0%
S IMMO AG	6,530	141,588

Belgium - 0.4%
bpost S.A.	167,015	1,585,480

China - 2.6%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	94,000	168,689
China Overseas Land & Investment Ltd.	2,192,000	8,080,589
CSPC Pharmaceutical Group Ltd.	574,000	925,747
Guangdong Investment Ltd.	1,258,000	2,489,431

Total China		11,664,456

Denmark - 6.2%
Ambu A/S Class B	3,725	60,444
Chr Hansen Holding A/S	7,449	700,574
Coloplast A/S Class B	27,889	3,156,555
DFDS A/S	2,230	94,726
DSV A/S	7,735	760,754
GN Store Nord A/S	5,736	268,071
Novo Nordisk A/S Class B	295,657	15,089,604
Novozymes A/S Class B	24,170	1,128,843
Orsted A/S(b)	45,023	3,899,154
Rockwool International A/S Class B	601	153,689
Royal Unibrew A/S	8,875	648,631
SimCorp A/S	4,588	444,519
Vestas Wind Systems A/S	15,816	1,368,275

Total Denmark		27,773,839

Finland - 3.2%
DNA Oyj	30,822	737,102
Kone Oyj Class B	96,534	5,705,520
Metsa Board Oyj	165,334	889,070
Neste Oyj	109,381	3,716,964
Nokian Renkaat Oyj	48,485	1,516,197
Wartsila Oyj Abp	121,798	1,769,164

Total Finland		14,334,017

France - 6.3%
Alten S.A.	1,749	209,932
Cie Plastic Omnium S.A.	37,742	985,545
Gaztransport Et Technigaz S.A.	8,423	845,545
Hermes International	5,128	3,703,581
Ipsen S.A.	6,483	885,941
Kering S.A.	17,631	10,442,667
Rubis SCA	18,667	1,052,696
Safran S.A.	40,493	5,941,717
Sartorius Stedim Biotech	1,982	313,060
Teleperformance	3,240	650,128
Trigano S.A.	3,910	357,107
Valeo S.A.(a)	76,603	2,494,936

Total France		27,882,855

Germany - 8.6%
adidas AG	17,214	5,322,299
Bechtle AG	3,784	435,231
CANCOM SE	1,703	90,608
CTS Eventim AG & Co. KGaA	13,050	608,126
Dermapharm Holding SE	7,081	244,335
Deutsche Wohnen SE Bearer Shares	49,937	1,835,139
Fuchs Petrolub SE	11,534	411,780
Hochtief AG	22,009	2,684,339
Hugo Boss AG	16,720	1,113,884
Infineon Technologies AG	141,374	2,503,500
MTU Aero Engines AG	4,659	1,111,538
Nemetschek SE	5,634	339,727
NORMA Group SE	8,178	339,370
SAP SE	105,088	14,451,863
Siemens Healthineers AG(b)	124,665	5,268,453
Siltronic AG	14,311	1,046,943
Sixt SE	4,616	495,181
Wirecard AG	729	122,909

Total Germany		38,425,225

Hong Kong - 1.3%
Galaxy Entertainment Group Ltd.	542,000	3,652,647
Melco International Development Ltd.	44,000	97,546
Techtronic Industries Co., Ltd.	191,000	1,461,990
Vitasoy International Holdings Ltd.	80,000	384,512

Total Hong Kong		5,596,695

Ireland - 0.3%
Hibernia REIT PLC	28,934	47,778
Kerry Group PLC Class A	7,718	922,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2019

Investments	Shares	Value
Kingspan Group PLC	10,980	$597,192

Total Ireland		1,567,843

Israel - 0.4%
Israel Chemicals Ltd.	322,344	1,689,198

Italy - 1.6%
Amplifon SpA	8,534	199,813
Brunello Cucinelli SpA	5,342	180,436
De’ Longhi SpA	14,877	301,227
DiaSorin SpA	4,846	563,452
Ferrari N.V.	9,470	1,540,018
Freni Brembo SpA	45,995	530,600
IMA Industria Macchine Automatiche SpA	7,767	644,363
Interpump Group SpA	7,077	218,084
Moncler SpA	20,233	866,355
Recordati SpA	33,420	1,395,232
Reply SpA	1,655	112,989
Salvatore Ferragamo SpA	19,462	464,987
Technogym SpA(b)	28,398	316,605

Total Italy		7,334,161

Japan - 17.5%
Advantest Corp.	45,600	1,254,910
Ain Holdings, Inc.	400	23,278
Asahi Intecc Co., Ltd.	12,200	300,527
Astellas Pharma, Inc.	317,700	4,526,355
Bandai Namco Holdings, Inc.	38,200	1,854,334
Benefit One, Inc.	14,700	253,505
Chugai Pharmaceutical Co., Ltd.	45,400	2,966,549
Daifuku Co., Ltd.	12,700	713,152
Daito Trust Construction Co., Ltd.	21,700	2,766,377
Disco Corp.(a)	4,100	672,805
Elecom Co., Ltd.	3,900	132,124
en-japan, Inc.	4,550	177,160
Fast Retailing Co., Ltd.	4,900	2,962,103
Funai Soken Holdings, Inc.	100	2,421
GMO Payment Gateway, Inc.	1,500	103,165
Harmonic Drive Systems, Inc.(a)	4,800	185,112
Haseko Corp.	146,500	1,482,133
Hikari Tsushin, Inc.	5,800	1,264,544
Hoya Corp.	30,000	2,298,311
Infocom Corp.	2,600	59,196
Japan Lifeline Co., Ltd.(a)	3,600	58,240
Japan Material Co., Ltd.	6,100	86,852
JINS, Inc.	900	50,037
Kakaku.com, Inc.	25,200	486,505
Kaken Pharmaceutical Co., Ltd.	6,900	322,777
Kao Corp.	45,600	3,474,810
Keyence Corp.	2,500	1,534,481
Kobe Bussan Co., Ltd.	1,500	72,814
Konami Holdings Corp.	23,300	1,092,120
Kose Corp.	4,000	670,874
Koshidaka Holdings Co., Ltd.	5,900	82,854
Kotobuki Spirits Co., Ltd.	1,000	46,965
Kusuri no Aoki Holdings Co., Ltd.	800	56,209
Lasertec Corp.	3,900	154,567
M3, Inc.	15,700	286,925
Maruwa Unyu Kikan Co., Ltd.	1,200	52,905
McDonald’s Holdings Co., Japan Ltd.	6,200	273,343
Meitec Corp.	12,600	646,724
Miroku Jyoho Service Co., Ltd.	1,400	43,986
Mixi, Inc.	21,900	439,260
MonotaRO Co., Ltd.	10,800	263,234
Murata Manufacturing Co., Ltd.	86,120	3,868,766
Nidec Corp.	13,500	1,845,067
Nihon M&A Center, Inc.	3,100	74,349
Nintendo Co., Ltd.	19,900	7,293,958
Nippon Shinyaku Co., Ltd.	3,400	239,837
Nissan Chemical Corp.	15,700	707,476
Obic Co., Ltd.	5,600	634,119
Open House Co., Ltd.	9,800	401,132
Oracle Corp.	13,300	971,515
Outsourcing, Inc.	15,200	184,251
Pigeon Corp.	12,300	494,900
Pilot Corp.	4,400	170,095
Recruit Holdings Co., Ltd.	85,400	2,848,780
Relo Group, Inc.	7,600	191,376
Round One Corp.	7,400	93,891
SCSK Corp.	11,700	575,552
Seria Co., Ltd.	11,900	274,913
Shimano, Inc.	5,500	818,313
Shin-Etsu Chemical Co., Ltd.	60,100	5,597,768
Shionogi & Co., Ltd.	33,200	1,913,299
Showa Denko K.K.	39,800	1,171,023
Sysmex Corp.	10,600	691,351
Systena Corp.	8,700	142,281
TechnoPro Holdings, Inc.	7,000	371,635
Toei Animation Co., Ltd.	5,200	241,322
Tokai Carbon Co., Ltd.	34,600	360,965
Tokuyama Corp.	11,400	308,120
Tokyo Electron Ltd.	54,100	7,592,278
Tosho Co., Ltd.	2,600	65,881
Trend Micro, Inc.	32,700	1,458,358
Ulvac, Inc.	11,000	348,663
United Arrows Ltd.	4,900	153,040
Universal Entertainment Corp.	8,800	262,595
USS Co., Ltd.	51,200	1,008,888
Workman Co., Ltd.	3,000	130,174
ZOZO, Inc.	21,100	395,405

Total Japan		78,095,879

Kazakhstan - 0.1%
KAZ Minerals PLC	39,809	305,915

Netherlands - 3.2%
ASM International N.V.	7,039	458,997
ASML Holding N.V.	34,409	7,199,849
Corbion N.V.	7,735	252,279
Euronext N.V.(b)	9,784	741,502
Koninklijke DSM N.V.	24,586	3,043,442
TKH Group N.V. CVA	7,616	473,118
Wolters Kluwer N.V.	25,816	1,882,141

Total Netherlands		14,051,328

New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	74,631	774,947
Mainfreight Ltd.	19,611	536,089

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2019

Investments	Shares	Value
Ryman Healthcare Ltd.	31,520	$248,752

Total New Zealand		1,559,788

Norway - 3.5%
Borregaard ASA	11,592	134,328
DNO ASA	186,444	337,854
Grieg Seafood ASA	27,704	384,397
Mowi ASA	163,840	3,832,711
Salmar ASA	45,925	1,997,828
Telenor ASA	418,643	8,892,306

Total Norway		15,579,424

Portugal - 0.4%
Altri, SGPS, S.A.	28,059	195,077
Jeronimo Martins, SGPS, S.A.	96,248	1,552,587

Total Portugal		1,747,664

Singapore - 0.8%
First Resources Ltd.	160,700	188,856
SATS Ltd.	250,700	967,260
Sheng Siong Group Ltd.	383,000	311,393
Singapore Technologies Engineering Ltd.	713,200	2,182,378

Total Singapore		3,649,887

Spain - 6.1%
Amadeus IT Group S.A.	48,895	3,878,783
Cie Automotive S.A.	23,502	681,414
Ence Energia y Celulosa S.A.	123,616	558,591
Faes Farma S.A.	62,184	293,529
Grifols S.A.	43,790	1,296,570
Industria de Diseno Textil S.A.	655,213	19,735,848
Prosegur Cash S.A.(b)	375,379	743,818

Total Spain		27,188,553

Sweden - 3.0%
AAK AB	11,609	220,213
AddTech AB Class B	8,509	258,621
Alfa Laval AB	68,141	1,487,936
Atlas Copco AB Class B	69,711	2,001,575
Beijer Ref AB	12,660	305,645
Bonava AB Class B	30,224	379,828
Epiroc AB Class A	69,203	721,104
Epiroc AB Class B	18,166	180,090
Evolution Gaming Group AB(b)	19,535	386,986
Fagerhult AB(a)	20,853	138,223
Hexpol AB	38,797	316,332
Indutrade AB	17,399	556,576
Lifco AB Class B	7,963	441,569
Loomis AB Class B	10,942	376,440
Mycronic AB	20,343	247,321
Nolato AB Class B	4,225	257,966
Paradox Interactive AB(a)	2,459	40,920
Sandvik AB	213,476	3,925,223
Sectra AB Class B*	1,501	54,438
Sweco AB Class B	17,772	488,059
Thule Group AB(b)	16,820	415,868

Total Sweden		13,200,933

Switzerland - 6.8%
Givaudan S.A. Registered Shares	1,211	3,423,093
Kuehne + Nagel International AG Registered Shares	33,201	4,934,179
Logitech International S.A. Registered Shares	18,408	736,509
Partners Group Holding AG	5,333	4,195,293
Roche Holding AG Bearer Shares	26,316	7,384,675
Schindler Holding AG Participation Certificate	4,087	910,877
Schindler Holding AG Registered Shares	8,759	1,915,301
SFS Group AG	6,665	568,063
SGS S.A. Registered Shares	1,432	3,652,702
Sonova Holding AG Registered Shares	5,268	1,198,403
Straumann Holding AG Registered Shares	1,072	947,098
Temenos AG Registered Shares*	3,348	599,721

Total Switzerland		30,465,914

United Kingdom - 24.0%
Abcam PLC	2,860	53,652
Ashmore Group PLC	107,865	699,441
Ashtead Group PLC	44,450	1,275,122
Barratt Developments PLC	376,861	2,746,368
Brewin Dolphin Holdings PLC	94,024	365,934
British American Tobacco PLC	450,377	15,757,128
Compass Group PLC	149,259	3,584,582
Countryside Properties PLC(b)	100,005	379,793
Croda International PLC	15,915	1,037,057
Diageo PLC	246,748	10,626,986
Diploma PLC	14,871	289,951
Diversified Gas & Oil PLC	199,295	281,544
Domino’s Pizza Group PLC	44,220	156,455
Dunelm Group PLC	34,283	401,414
Electrocomponents PLC	38,350	308,857
Euromoney Institutional Investor PLC	17,119	283,671
Evraz PLC	701,764	5,941,135
FDM Group Holdings PLC	7,569	89,684
Ferrexpo PLC	81,864	288,914
Fresnillo PLC	85,691	949,031
Games Workshop Group PLC	4,860	307,163
Gamma Communications PLC	2,977	43,572
Greggs PLC	12,655	370,116
Halma PLC	11,432	293,900
Hargreaves Lansdown PLC	45,529	1,111,960
Hays PLC	399,965	799,695
Hill & Smith Holdings PLC	5,527	82,371
HomeServe PLC	35,264	532,732
Howden Joinery Group PLC	57,341	369,998
Intertek Group PLC	12,347	864,586
JD Sports Fashion PLC	18,889	140,971
John Laing Group PLC(b)	51,234	256,779
Marshalls PLC	44,827	389,375
Moneysupermarket.com Group PLC	82,223	431,452
Next PLC	16,902	1,188,708
NMC Health PLC(a)	1,890	57,802
Pagegroup PLC	84,713	553,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2019

Investments	Shares	Value
RELX PLC	179,219	$4,355,418
Renishaw PLC	7,354	398,525
Rightmove PLC	31,788	216,321
Rio Tinto PLC	275,736	17,127,103
Rotork PLC	41,897	168,818
Safestore Holdings PLC	18,050	140,935
Softcat PLC	27,270	337,174
Spirax-Sarco Engineering PLC	5,353	625,752
SSP Group PLC	36,759	320,933
Unilever N.V. CVA	320,778	19,565,581
Unilever PLC	151,602	9,443,639
Unite Group PLC (The)	41,674	516,860
WH Smith PLC	12,778	320,373

Total United Kingdom		106,848,418

TOTAL COMMON STOCKS (Cost: $425,133,010)		446,436,739

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $226,477)(d)	226,477	226,477

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $425,359,487)		446,663,216
Other Assets less Liabilities - (0.2)%		(1,079,780)

NET ASSETS - 100.0%		$445,583,436

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,155,799 and the total market value of the collateral held by the Fund was $1,218,608. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $992,131.

CVA - Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2019	8,919,225	AUD	6,259,628	USD	$—	$(333)
Bank of America N.A.	7/3/2019	5,998,193	CHF	6,152,807	USD	—	(219)
Bank of America N.A.	7/3/2019	58,618,629	DKK	8,945,185	USD	—	(444)
Bank of America N.A.	7/3/2019	19,391,719	EUR	22,084,763	USD	389	—
Bank of America N.A.	7/3/2019	15,044,175	GBP	19,148,647	USD	—	(934)
Bank of America N.A.	7/3/2019	1,591,674,690	JPY	14,774,775	USD	—	(266)
Bank of America N.A.	7/3/2019	14,658,584	NOK	1,719,245	USD	84	—
Bank of America N.A.	7/3/2019	1,071,693	NZD	719,835	USD	—	(15)
Bank of America N.A.	7/3/2019	50,442,753	SEK	5,437,377	USD	—	(265)
Bank of America N.A.	7/3/2019	806,799	SGD	596,323	USD	16	—
Bank of America N.A.	7/3/2019	6,259,628	USD	9,026,439	AUD	—	(74,907)
Bank of America N.A.	7/3/2019	6,152,807	USD	6,171,388	CHF	—	(177,434)
Bank of America N.A.	7/3/2019	8,945,185	USD	59,784,992	DKK	—	(177,533)
Bank of America N.A.	7/3/2019	22,084,763	USD	19,769,799	EUR	—	(430,983)
Bank of America N.A.	7/3/2019	19,148,647	USD	15,169,384	GBP	—	(158,427)
Bank of America N.A.	7/3/2019	14,774,775	USD	1,600,377,033	JPY	—	(80,512)
Bank of America N.A.	7/3/2019	1,719,245	USD	15,033,630	NOK	—	(44,074)
Bank of America N.A.	7/3/2019	719,835	USD	1,103,588	NZD	—	(21,407)
Bank of America N.A.	7/3/2019	5,437,377	USD	51,632,674	SEK	—	(127,994)
Bank of America N.A.	7/3/2019	596,323	USD	820,433	SGD	—	(10,093)
Bank of America N.A.	7/5/2019	32,619,733	HKD	4,175,654	USD	—	(255)
Bank of America N.A.	7/5/2019	4,175,654	USD	32,732,250	HKD	—	(14,148)
Bank of America N.A.	8/5/2019	5,796,989	USD	37,878,877	DKK	218	—
Bank of America N.A.	8/5/2019	31,948,640	USD	27,978,345	EUR	—	(1,725)
Bank of America N.A.	8/5/2019	18,208,177	USD	14,282,626	GBP	203	—
Bank of America N.A.	8/5/2019	3,602,975	USD	28,145,886	HKD	—	(206)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2019

Bank of America N.A.	8/5/2019	348,489	USD	1,240,474	ILS	$—	$(43)
Bank of America N.A.	8/5/2019	16,354,501	USD	1,757,588,784	JPY	—	(1,254)
Bank of America N.A.	8/5/2019	3,301,736	USD	28,121,232	NOK	—	(259)
Bank of America N.A.	8/5/2019	303,125	USD	450,978	NZD	—	(6)
Bank of America N.A.	8/5/2019	2,731,498	USD	25,277,714	SEK	92	—
Bank of America N.A.	8/5/2019	785,836	USD	1,062,660	SGD	—	(65)
Bank of America N.A.	8/6/2019	3,314,770	USD	4,718,044	AUD	—	(103)
Bank of America N.A.	8/6/2019	6,326,823	USD	6,148,350	CHF	156	—
Barclays Bank PLC	7/3/2019	8,919,428	AUD	6,259,628	USD	—	(190)
Barclays Bank PLC	7/3/2019	5,998,267	CHF	6,152,807	USD	—	(143)
Barclays Bank PLC	7/3/2019	58,619,586	DKK	8,945,185	USD	—	(298)
Barclays Bank PLC	7/3/2019	19,391,685	EUR	22,084,763	USD	350	—
Barclays Bank PLC	7/3/2019	15,044,624	GBP	19,148,647	USD	—	(363)
Barclays Bank PLC	7/3/2019	1,591,654,006	JPY	14,774,775	USD	—	(459)
Barclays Bank PLC	7/3/2019	14,657,970	NOK	1,719,245	USD	12	—
Barclays Bank PLC	7/3/2019	1,071,690	NZD	719,835	USD	—	(18)
Barclays Bank PLC	7/3/2019	50,444,210	SEK	5,437,377	USD	—	(108)
Barclays Bank PLC	7/3/2019	806,724	SGD	596,323	USD	—	(40)
Barclays Bank PLC	7/5/2019	32,620,961	HKD	4,175,654	USD	—	(98)
Barclays Bank PLC	8/5/2019	5,796,989	USD	37,880,425	DKK	—	(19)
Barclays Bank PLC	8/5/2019	31,948,640	USD	27,977,487	EUR	—	(746)
Barclays Bank PLC	8/5/2019	18,208,177	USD	14,282,805	GBP	—	(25)
Barclays Bank PLC	8/5/2019	3,602,975	USD	28,144,891	HKD	—	(78)
Barclays Bank PLC	8/5/2019	348,489	USD	1,240,447	ILS	—	(35)
Barclays Bank PLC	8/5/2019	16,354,501	USD	1,757,523,366	JPY	—	(645)
Barclays Bank PLC	8/5/2019	3,301,736	USD	28,120,711	NOK	—	(198)
Barclays Bank PLC	8/5/2019	303,125	USD	450,978	NZD	—	(6)
Barclays Bank PLC	8/5/2019	2,731,498	USD	25,278,591	SEK	—	(3)
Barclays Bank PLC	8/5/2019	785,836	USD	1,062,647	SGD	—	(55)
Barclays Bank PLC	8/6/2019	3,314,770	USD	4,717,943	AUD	—	(33)
Barclays Bank PLC	8/6/2019	6,326,823	USD	6,148,426	CHF	78	—
Canadian Imperial Bank of Commerce	7/3/2019	6,259,628	USD	9,027,051	AUD	—	(75,337)
Canadian Imperial Bank of Commerce	7/3/2019	6,152,807	USD	6,172,188	CHF	—	(178,255)
Canadian Imperial Bank of Commerce	7/3/2019	8,945,185	USD	59,799,009	DKK	—	(179,672)
Canadian Imperial Bank of Commerce	7/3/2019	22,084,763	USD	19,771,321	EUR	—	(432,717)
Canadian Imperial Bank of Commerce	7/3/2019	19,148,647	USD	15,170,490	GBP	—	(159,835)
Canadian Imperial Bank of Commerce	7/3/2019	14,774,775	USD	1,600,495,231	JPY	—	(81,609)
Canadian Imperial Bank of Commerce	7/3/2019	1,719,245	USD	15,034,024	NOK	—	(44,120)
Canadian Imperial Bank of Commerce	7/3/2019	719,835	USD	1,103,652	NZD	—	(21,450)
Canadian Imperial Bank of Commerce	7/3/2019	5,437,377	USD	51,638,226	SEK	—	(128,592)
Canadian Imperial Bank of Commerce	7/3/2019	596,323	USD	820,540	SGD	—	(10,172)
Canadian Imperial Bank of Commerce	7/5/2019	4,175,654	USD	32,732,868	HKD	—	(14,227)
Citibank N.A.	7/3/2019	8,919,466	AUD	6,259,628	USD	—	(164)
Citibank N.A.	7/3/2019	5,998,310	CHF	6,152,807	USD	—	(99)
Citibank N.A.	7/3/2019	58,620,418	DKK	8,945,185	USD	—	(171)
Citibank N.A.	7/3/2019	19,393,302	EUR	22,084,763	USD	2,193	—
Citibank N.A.	7/3/2019	15,044,648	GBP	19,148,647	USD	—	(333)
Citibank N.A.	7/3/2019	1,591,651,051	JPY	14,774,775	USD	—	(486)
Citibank N.A.	7/3/2019	14,657,561	NOK	1,719,245	USD	—	(36)
Citibank N.A.	7/3/2019	1,071,693	NZD	719,835	USD	—	(15)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2019

Citibank N.A.	7/3/2019	50,444,335	SEK	5,437,377	USD	$—	$(94)
Citibank N.A.	7/3/2019	806,795	SGD	596,323	USD	12	—
Citibank N.A.	7/3/2019	6,259,628	USD	9,027,051	AUD	—	(75,337)
Citibank N.A.	7/3/2019	6,152,807	USD	6,171,419	CHF	—	(177,466)
Citibank N.A.	7/3/2019	8,945,185	USD	59,785,350	DKK	—	(177,588)
Citibank N.A.	7/3/2019	22,084,763	USD	19,769,604	EUR	—	(430,761)
Citibank N.A.	7/3/2019	19,148,647	USD	15,169,420	GBP	—	(158,473)
Citibank N.A.	7/3/2019	14,774,775	USD	1,600,372,600	JPY	—	(80,471)
Citibank N.A.	7/3/2019	1,719,245	USD	15,033,142	NOK	—	(44,016)
Citibank N.A.	7/3/2019	719,835	USD	1,103,584	NZD	—	(21,405)
Citibank N.A.	7/3/2019	5,437,377	USD	51,632,549	SEK	—	(127,981)
Citibank N.A.	7/3/2019	596,323	USD	820,464	SGD	—	(10,115)
Citibank N.A.	7/5/2019	32,622,894	HKD	4,175,654	USD	150	—
Citibank N.A.	7/5/2019	4,175,654	USD	32,732,183	HKD	—	(14,139)
Citibank N.A.	8/5/2019	5,796,989	USD	37,880,842	DKK	—	(83)
Citibank N.A.	8/5/2019	31,948,640	USD	27,980,379	EUR	—	(4,048)
Citibank N.A.	8/5/2019	18,208,177	USD	14,282,659	GBP	160	—
Citibank N.A.	8/5/2019	3,602,975	USD	28,146,783	HKD	—	(321)
Citibank N.A.	8/5/2019	348,489	USD	1,240,425	ILS	—	(29)
Citibank N.A.	8/5/2019	16,354,501	USD	1,757,477,573	JPY	—	(219)
Citibank N.A.	8/5/2019	3,301,736	USD	28,119,472	NOK	—	(52)
Citibank N.A.	8/5/2019	303,125	USD	450,982	NZD	—	(8)
Citibank N.A.	8/5/2019	2,731,498	USD	25,278,758	SEK	—	(21)
Citibank N.A.	8/5/2019	785,836	USD	1,062,587	SGD	—	(11)
Citibank N.A.	8/6/2019	3,314,770	USD	4,717,950	AUD	—	(37)
Citibank N.A.	8/6/2019	6,326,823	USD	6,148,483	CHF	19	—
HSBC Holdings PLC	7/1/2019	24,520,004	JPY	229,009	USD	—	(1,424)
JP Morgan Chase Bank N.A.	7/3/2019	6,795,833	AUD	4,769,241	USD	—	(91)
JP Morgan Chase Bank N.A.	7/3/2019	4,570,273	CHF	4,687,854	USD	59	—
JP Morgan Chase Bank N.A.	7/3/2019	44,663,407	DKK	6,815,380	USD	—	(96)
JP Morgan Chase Bank N.A.	7/3/2019	14,774,580	EUR	16,826,489	USD	223	—
JP Morgan Chase Bank N.A.	7/3/2019	11,462,589	GBP	14,589,446	USD	—	(253)
JP Morgan Chase Bank N.A.	7/3/2019	1,212,716,275	JPY	11,256,976	USD	—	(99)
JP Morgan Chase Bank N.A.	7/3/2019	11,168,071	NOK	1,309,904	USD	17	—
JP Morgan Chase Bank N.A.	7/3/2019	816,531	NZD	548,450	USD	—	(14)
JP Morgan Chase Bank N.A.	7/3/2019	38,433,922	SEK	4,142,765	USD	—	(58)
JP Morgan Chase Bank N.A.	7/3/2019	614,693	SGD	454,344	USD	1	—
JP Morgan Chase Bank N.A.	7/5/2019	24,852,769	HKD	3,181,455	USD	—	(245)
JP Morgan Chase Bank N.A.	8/5/2019	4,416,754	USD	28,861,288	DKK	—	(16)
JP Morgan Chase Bank N.A.	8/5/2019	24,341,823	USD	21,315,940	EUR	—	(291)
JP Morgan Chase Bank N.A.	8/5/2019	13,872,899	USD	10,882,028	GBP	122	—
JP Morgan Chase Bank N.A.	8/5/2019	2,745,127	USD	21,444,762	HKD	—	(189)
JP Morgan Chase Bank N.A.	8/5/2019	265,516	USD	945,050	ILS	—	(12)
JP Morgan Chase Bank N.A.	8/5/2019	12,460,575	USD	1,339,033,326	JPY	—	(190)
JP Morgan Chase Bank N.A.	8/5/2019	2,515,613	USD	21,424,719	NOK	—	(77)
JP Morgan Chase Bank N.A.	8/5/2019	230,953	USD	343,619	NZD	—	(15)
JP Morgan Chase Bank N.A.	8/5/2019	2,081,145	USD	19,259,815	SEK	9	—
JP Morgan Chase Bank N.A.	8/5/2019	598,734	USD	809,590	SGD	—	(6)
JP Morgan Chase Bank N.A.	8/6/2019	2,525,541	USD	3,594,570	AUD	15	—
JP Morgan Chase Bank N.A.	8/6/2019	4,820,438	USD	4,684,632	CHF	—	(60)
Societe Generale	7/3/2019	6,259,628	USD	9,026,661	AUD	—	(75,063)
Societe Generale	7/3/2019	6,152,807	USD	6,171,758	CHF	—	(177,813)
Societe Generale	7/3/2019	8,945,185	USD	59,787,828	DKK	—	(177,966)
Societe Generale	7/3/2019	22,084,763	USD	19,769,551	EUR	—	(430,701)
Societe Generale	7/3/2019	19,148,647	USD	15,178,546	GBP	—	(170,089)
Societe Generale	7/3/2019	14,774,775	USD	1,600,418,402	JPY	—	(80,896)
Societe Generale	7/3/2019	1,719,245	USD	15,033,508	NOK	—	(44,059)
Societe Generale	7/3/2019	719,835	USD	1,103,618	NZD	—	(21,427)
Societe Generale	7/3/2019	5,437,377	USD	51,633,332	SEK	—	(128,065)
Societe Generale	7/3/2019	596,323	USD	820,421	SGD	—	(10,084)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2019

Societe Generale	7/5/2019	4,175,654	USD	32,732,534	HKD	$—	$(14,184)
UBS AG	7/3/2019	8,919,466	AUD	6,259,628	USD	—	(164)
UBS AG	7/3/2019	5,998,273	CHF	6,152,807	USD	—	(137)
UBS AG	7/3/2019	58,620,204	DKK	8,945,185	USD	—	(204)
UBS AG	7/3/2019	19,391,702	EUR	22,084,763	USD	370	—
UBS AG	7/3/2019	15,044,210	GBP	19,148,647	USD	—	(889)
UBS AG	7/3/2019	1,591,704,240	JPY	14,774,775	USD	8	—
UBS AG	7/3/2019	14,658,073	NOK	1,719,245	USD	24	—
UBS AG	7/3/2019	1,071,685	NZD	719,835	USD	—	(21)
UBS AG	7/3/2019	50,443,846	SEK	5,437,377	USD	—	(147)
UBS AG	7/3/2019	806,786	SGD	596,323	USD	6	—
UBS AG	7/3/2019	4,769,241	USD	6,877,318	AUD	—	(57,093)
UBS AG	7/3/2019	4,687,854	USD	4,701,988	CHF	—	(135,164)
UBS AG	7/3/2019	6,815,380	USD	45,550,490	DKK	—	(135,266)
UBS AG	7/3/2019	16,826,489	USD	15,062,491	EUR	—	(328,122)
UBS AG	7/3/2019	14,589,446	USD	11,557,462	GBP	—	(120,497)
UBS AG	7/3/2019	11,256,976	USD	1,219,319,617	JPY	—	(61,196)
UBS AG	7/3/2019	1,309,904	USD	11,454,005	NOK	—	(33,555)
UBS AG	7/3/2019	548,450	USD	840,834	NZD	—	(16,309)
UBS AG	7/3/2019	4,142,765	USD	39,339,237	SEK	—	(97,524)
UBS AG	7/3/2019	454,344	USD	625,119	SGD	—	(7,707)
UBS AG	7/5/2019	32,620,881	HKD	4,175,654	USD	—	(108)
UBS AG	7/5/2019	3,181,455	USD	24,939,388	HKD	—	(10,843)
UBS AG	8/5/2019	5,796,989	USD	37,880,541	DKK	—	(37)
UBS AG	8/5/2019	31,948,640	USD	27,978,075	EUR	—	(1,417)
UBS AG	8/5/2019	18,208,177	USD	14,282,872	GBP	—	(111)
UBS AG	8/5/2019	3,602,975	USD	28,145,771	HKD	—	(191)
UBS AG	8/5/2019	348,489	USD	1,240,401	ILS	—	(23)
UBS AG	8/5/2019	16,354,501	USD	1,757,523,366	JPY	—	(645)
UBS AG	8/5/2019	3,301,736	USD	28,120,390	NOK	—	(160)
UBS AG	8/5/2019	303,125	USD	450,976	NZD	—	(5)
UBS AG	8/5/2019	2,731,498	USD	25,280,325	SEK	—	(190)
UBS AG	8/5/2019	785,836	USD	1,062,786	SGD	—	(158)
UBS AG	8/6/2019	3,314,770	USD	4,717,970	AUD	—	(51)
UBS AG	8/6/2019	6,326,823	USD	6,148,520	CHF	—	(20)

						$4,986	$(6,318,866)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 9.1%
Adelaide Brighton Ltd.	37,709	$106,908
AGL Energy Ltd.	29,941	420,432
Alumina Ltd.	241,909	395,540
AMP Ltd.	38,352	57,057
APA Group	36,089	273,515
Aurizon Holdings Ltd.	51,215	194,077
AusNet Services	174,455	229,545
Australia & New Zealand Banking Group Ltd.	65,392	1,294,524
Bank of Queensland Ltd.	13,113	87,695
Bendigo & Adelaide Bank Ltd.	9,028	73,364
BHP Group Ltd.	92,558	2,673,448
BHP Group PLC	72,156	1,850,434
Boral Ltd.	47,984	172,404
Caltex Australia Ltd.	10,736	186,466
Challenger Ltd.	17,120	79,773
Coca-Cola Amatil Ltd.	16,056	115,152
Commonwealth Bank of Australia	39,504	2,294,821
Crown Resorts Ltd.	29,395	256,818
CSR Ltd.	27,485	75,414
Downer EDI Ltd.	25,723	124,914
Fortescue Metals Group Ltd.	83,181	526,518
Harvey Norman Holdings Ltd.(a)	73,476	209,856
Insurance Australia Group Ltd.	42,574	246,778
IOOF Holdings Ltd.	22,657	82,201
IVE Group Ltd.	76,651	110,807
JB Hi-Fi Ltd.(a)	5,798	105,177
Jupiter Mines Ltd.	334,327	80,942
Macquarie Group Ltd.	7,616	670,150
Magellan Financial Group Ltd.	3,511	125,656
Medibank Pvt Ltd.	56,623	138,676
Metcash Ltd.	41,207	74,317
National Australia Bank Ltd.	71,759	1,345,536
Nine Entertainment Co. Holdings Ltd.	43,584	57,347
Orora Ltd.	48,704	110,737
Pendal Group Ltd.	15,344	76,989
Premier Investments Ltd.	8,806	93,745
Qantas Airways Ltd.	52,679	199,624
QBE Insurance Group Ltd.	24,985	207,418
Rio Tinto Ltd.	12,002	873,908
Sims Metal Management Ltd.	10,938	83,358
South32 Ltd.	190,820	425,827
Southern Cross Media Group Ltd.	122,976	107,873
Spark Infrastructure Group	92,555	157,830
Star Entertainment Group Ltd. (The)	52,552	151,939
Suncorp Group Ltd.	24,345	230,123
Super Retail Group Ltd.	11,633	67,185
Sydney Airport	85,272	481,110
Tabcorp Holdings Ltd.	73,690	230,118
Wesfarmers Ltd.	52,160	1,323,574
Westpac Banking Corp.	93,090	1,852,643
Whitehaven Coal Ltd.	49,538	127,234
Woodside Petroleum Ltd.	40,775	1,040,400

Total Australia		22,577,897

Austria - 0.6%
Agrana Beteiligungs AG	5,137	111,735
Andritz AG	3,580	134,946
BAWAG Group AG*(b)	3,164	132,813
Erste Group Bank AG*	8,253	306,768
Lenzing AG	1,002	111,826
Oesterreichische Post AG	2,596	87,359
OMV AG	10,203	497,882
Voestalpine AG	8,070	249,695

Total Austria		1,633,024

Belgium - 0.7%
Ageas	4,468	232,580
bpost S.A.	20,034	190,184
KBC Group N.V.	10,458	686,468
Proximus SADP	14,126	416,967
Solvay S.A.	2,901	300,963

Total Belgium		1,827,162

China - 4.6%
China Jinmao Holdings Group Ltd.	250,000	152,000
China Mobile Ltd.	696,500	6,343,165
China Power International Development Ltd.	291,000	71,144
China Resources Power Holdings Co., Ltd.	272,000	396,902
CITIC Telecom International Holdings Ltd.	306,000	121,421
CNOOC Ltd.	1,823,000	3,117,476
Dah Chong Hong Holdings Ltd.	425,000	141,984
Lenovo Group Ltd.	416,000	322,150
Shanghai Industrial Holdings Ltd.	30,000	65,050
Shenzhen Investment Ltd.	368,000	135,659
Shougang Fushan Resources Group Ltd.	592,000	128,819
Sino-Ocean Group Holding Ltd.	289,500	123,026
Sinotruk Hong Kong Ltd.	98,500	170,460
Yuexiu Property Co., Ltd.	562,000	127,327

Total China		11,416,583

Denmark - 0.6%
Danske Bank A/S	29,912	473,508
H. Lundbeck A/S	7,154	283,038
ISS A/S	6,099	184,347
Pandora A/S	6,882	245,186
Sydbank A/S	4,966	94,789
Topdanmark A/S	2,522	142,454

Total Denmark		1,423,322

Finland - 2.5%
Elisa Oyj	5,574	272,379
Fortum Oyj	36,999	818,884
Kemira Oyj	6,494	95,696
Kesko Oyj Class B	2,408	134,150
Lassila & Tikanoja Oyj	7,286	119,149
Metsa Board Oyj	20,821	111,963
Metso Oyj	4,431	174,340
Nokia Oyj	187,720	933,344
Nokian Renkaat Oyj	6,418	200,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2019

Investments	Shares	Value
Nordea Bank Abp	181,896	$1,321,747
Orion Oyj Class B	4,122	151,292
Ramirent Oyj	6,941	70,665
Sampo Oyj Class A	15,235	720,009
Stora Enso Oyj Class R	24,939	293,520
Tieto Oyj	3,398	100,843
UPM-Kymmene Oyj	21,937	583,826
YIT Oyj	13,453	82,883

Total Finland		6,185,390

France - 10.0%
ALD S.A.(b)	14,580	228,467
Amundi S.A.(a)(b)	3,610	252,420
AXA S.A.	57,078	1,501,510
BNP Paribas S.A.(a)	38,134	1,813,729
Bouygues S.A.	14,909	552,986
Cie de Saint-Gobain	16,062	626,938
Cie Generale des Etablissements Michelin SCA	4,340	551,324
CNP Assurances	13,551	308,020
Coface S.A.	9,565	96,618
Covivio	2,220	232,715
Credit Agricole S.A.	79,724	957,378
Engie S.A.	100,063	1,520,117
Eutelsat Communications S.A.	10,947	204,948
Gaztransport Et Technigaz S.A.	1,290	129,497
ICADE	2,209	202,758
Imerys S.A.	3,145	166,971
Klepierre S.A.(a)	10,161	341,123
Lagardere SCA	6,721	175,274
Metropole Television S.A.	7,519	142,568
Natixis S.A.	77,680	313,067
Orange S.A.	96,640	1,525,894
Peugeot S.A.	24,596	606,975
Publicis Groupe S.A.	6,717	355,158
Renault S.A.	13,857	872,496
Rexel S.A.	8,375	106,486
Sanofi	36,225	3,131,519
SCOR SE	4,356	191,281
Societe BIC S.A.	987	75,364
Societe Generale S.A.	33,589	849,941
SPIE S.A.	5,251	97,651
Suez	18,745	270,891
Television Francaise 1	8,467	89,287
TOTAL S.A.	103,230	5,792,688
Valeo S.A.	9,287	302,475
Veolia Environnement S.A.	16,960	413,707

Total France		25,000,241

Germany - 10.0%
Allianz SE Registered Shares	7,625	1,840,871
Aurubis AG	2,061	100,525
Axel Springer SE	2,795	197,184
BASF SE	34,450	2,507,689
Bayer AG Registered Shares	35,962	2,495,709
Bayerische Motoren Werke AG	24,361	1,805,747
Continental AG	5,593	816,673
Covestro AG(b)	7,887	401,573
Daimler AG Registered Shares	52,903	2,947,533
Deutsche Lufthansa AG Registered Shares	15,854	272,082
Deutsche Pfandbriefbank AG(b)	9,206	110,919
Deutsche Post AG Registered Shares	37,180	1,223,643
Deutsche Telekom AG Registered Shares	153,105	2,652,304
DWS Group GmbH & Co. KGaA(b)	4,147	145,362
E.ON SE	67,826	737,722
Evonik Industries AG	16,412	478,651
Freenet AG	5,587	111,948
Hannover Rueck SE	2,437	394,641
Hochtief AG	2,575	314,061
Hugo Boss AG	2,911	193,930
METRO AG	13,509	247,299
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	2,776	697,701
OSRAM Licht AG	3,585	118,232
ProSiebenSat.1 Media SE	7,968	125,357
Siemens AG Registered Shares	22,320	2,658,725
Siltronic AG	2,211	161,749
Talanx AG	4,766	206,789
Telefonica Deutschland Holding AG	234,902	657,263
TUI AG	38,252	374,802

Total Germany		24,996,684

Hong Kong - 1.8%
BOC Hong Kong Holdings Ltd.	208,047	818,873
Hang Lung Properties Ltd.	47,000	111,777
Hang Seng Bank Ltd.	31,518	784,672
Henderson Land Development Co., Ltd.	86,220	475,107
New World Development Co., Ltd.	213,489	333,931
PCCW Ltd.	459,380	265,191
Power Assets Holdings Ltd.	72,018	518,069
Sino Land Co., Ltd.	138,000	231,398
Sun Hung Kai Properties Ltd.	45,000	763,200
Television Broadcasts Ltd.	65,100	108,826

Total Hong Kong		4,411,044

Ireland - 0.2%
AIB Group PLC	64,517	264,206
Smurfit Kappa Group PLC	6,802	206,124

Total Ireland		470,330

Israel - 0.3%
Bank Leumi Le-Israel BM	27,306	197,222
Delek Group Ltd.	794	136,335
First International Bank of Israel Ltd.	4,609	116,577
Israel Chemicals Ltd.	20,960	109,838
Mediterranean Towers Ltd.	51,880	105,417
Naphtha Israel Petroleum Corp., Ltd.	12,960	84,703
Paz Oil Co., Ltd.	716	100,658

Total Israel		850,750

Italy - 4.5%
A2A SpA	111,247	193,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2019

Investments	Shares	Value
ACEA SpA	6,925	$132,015
Assicurazioni Generali SpA	34,194	644,849
Atlantia SpA	23,057	601,555
Azimut Holding SpA(a)	6,511	125,531
Banca Generali SpA	3,184	91,809
Banca Mediolanum SpA	17,234	127,079
Enav SpA(b)	22,883	130,035
Enel SpA	321,507	2,248,052
Eni SpA	151,771	2,524,455
ERG SpA	5,715	117,148
Intesa Sanpaolo SpA	774,058	1,658,978
Italgas SpA	24,435	164,400
MARR SpA	3,739	85,372
Mediobanca Banca di Credito Finanziario SpA	22,148	228,664
Poste Italiane SpA(b)	29,903	315,336
Snam SpA	128,437	639,320
Societa Iniziative Autostradali e Servizi SpA	7,862	146,028
Telecom Italia SpA RSP	295,601	153,537
Terna Rete Elettrica Nazionale SpA	64,208	409,473
Unione di Banche Italiane SpA	34,129	93,279
Unipol Gruppo SpA	21,470	104,720
UnipolSai Assicurazioni SpA	96,208	247,500

Total Italy		11,182,461

Japan - 13.1%
AEON Financial Service Co., Ltd.	5,600	90,180
Aisin Seiki Co., Ltd.	9,400	323,687
Amada Holdings Co., Ltd.	11,200	126,096
AOKI Holdings, Inc.	11,700	115,871
Aoyama Trading Co., Ltd.	6,200	121,537
Aozora Bank Ltd.	5,500	132,012
Bridgestone Corp.(a)	19,700	775,640
Canon Electronics, Inc.	6,800	114,427
Canon, Inc.(a)	48,400	1,413,276
Chugoku Electric Power Co., Inc. (The)	7,600	95,794
Citizen Watch Co., Ltd.	17,900	91,876
Daito Trust Construction Co., Ltd.	1,300	165,728
Daiwa Securities Group, Inc.	42,100	184,476
DIC Corp.	4,400	116,146
Exedy Corp.	4,900	102,603
FANUC Corp.	7,600	1,405,866
Fukuoka Financial Group, Inc.	4,500	82,156
Hanwa Co., Ltd.	3,400	90,917
Haseko Corp.	18,300	185,140
Heiwa Corp.(a)	3,800	78,053
Hitachi Construction Machinery Co., Ltd.	6,100	158,643
Honda Motor Co., Ltd.	52,400	1,354,502
ITOCHU Corp.	49,000	937,113
Itochu Enex Co., Ltd.	16,700	133,767
Japan Exchange Group, Inc.	9,800	155,723
Japan Post Holdings Co., Ltd.	71,700	811,899
Japan Tobacco, Inc.(a)	85,700	1,892,734
JFE Holdings, Inc.	29,100	427,425
JSR Corp.	7,000	110,516
JXTG Holdings, Inc.	106,000	525,769
Kansai Electric Power Co., Inc. (The)	27,900	319,682
Komatsu Ltd.	31,700	764,990
Lawson, Inc.	4,300	206,339
LIXIL Group Corp.	11,400	180,301
Marubeni Corp.	63,400	419,567
Matsui Securities Co., Ltd.	11,400	107,503
Mebuki Financial Group, Inc.	42,700	111,367
Miraca Holdings, Inc.	2,900	65,946
Mitsubishi Chemical Holdings Corp.	61,300	428,201
Mitsubishi Corp.	49,976	1,317,355
Mitsubishi Gas Chemical Co., Inc.	10,700	142,614
Mitsubishi Motors Corp.	45,900	219,829
Mitsubishi Tanabe Pharma Corp.	21,400	238,352
Mitsubishi UFJ Financial Group, Inc.	247,700	1,177,115
Mitsui Chemicals, Inc.	6,300	155,950
Mixi, Inc.	4,500	90,259
Mizuho Financial Group, Inc.	530,800	769,054
MS&AD Insurance Group Holdings, Inc.	8,400	266,642
Nikon Corp.	12,600	178,229
Nippon Steel Corp.	29,700	509,702
Nippon Steel Trading Corp.	3,100	127,752
Nishimatsu Construction Co., Ltd.	4,900	94,462
Nissan Motor Co., Ltd.	229,905	1,646,507
Nitto Denko Corp.	4,900	241,816
NSK Ltd.	17,400	155,040
NTN Corp.	35,200	104,548
NTT DOCOMO, Inc.	113,157	2,638,825
Resona Holdings, Inc.	53,600	223,176
Sankyo Co., Ltd.	3,000	108,595
SBI Holdings, Inc.	4,100	101,492
Seiko Epson Corp.	11,800	186,737
Sekisui House Ltd.	20,100	331,238
Seven Bank Ltd.	31,800	83,234
Shimizu Corp.	24,500	203,522
Showa Denko K.K.	4,500	132,402
SKY Perfect JSAT Holdings, Inc.	29,300	114,219
Sojitz Corp.	49,700	159,608
Subaru Corp.	31,700	770,580
SUMCO Corp.(a)	12,100	143,978
Sumitomo Chemical Co., Ltd.	57,600	267,310
Sumitomo Corp.	42,900	650,030
Sumitomo Mitsui Financial Group, Inc.	26,000	918,470
Sumitomo Rubber Industries Ltd.	11,500	132,996
T-Gaia Corp.	5,500	103,986
Takeda Pharmaceutical Co., Ltd.	41,500	1,472,568
Teijin Ltd.	6,800	115,942
Tokyo Electron Ltd.	6,200	870,095
Tosoh Corp.	10,200	143,429
Toyota Boshoku Corp.	8,000	104,994
Yamaha Motor Co., Ltd.	12,700	225,733

Total Japan		32,561,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2019

Investments	Shares	Value
Netherlands - 1.6%
ABN AMRO Bank N.V. CVA(b)	31,039	$665,058
Aegon N.V.	63,233	315,259
ASR Nederland N.V.	3,825	155,767
BE Semiconductor Industries N.V.	4,928	127,056
ING Groep N.V.	111,683	1,296,774
Koninklijke KPN N.V.	125,090	384,622
Koninklijke Volkerwessels N.V.	5,250	105,584
NN Group N.V.	7,868	317,187
PostNL N.V.(a)	10,988	19,064
Randstad N.V.	6,611	363,632
Signify N.V.(b)	4,118	121,929

Total Netherlands		3,871,932

New Zealand - 0.7%
Air New Zealand Ltd.	89,778	159,793
Chorus Ltd.	25,036	95,848
Contact Energy Ltd.	34,476	185,246
Genesis Energy Ltd.	64,394	150,078
Infratil Ltd.	21,543	67,282
Mercury NZ Ltd.	52,201	163,033
Meridian Energy Ltd.	117,348	374,380
Spark New Zealand Ltd.	112,927	303,390
Vector Ltd.	53,513	135,861
Z Energy Ltd.	32,154	136,488

Total New Zealand		1,771,399

Norway - 2.6%
AF Gruppen ASA	5,635	111,034
Aker ASA Class A	1,822	104,883
Aker BP ASA	16,856	483,574
Atea ASA*	6,217	84,585
DNB ASA	36,883	686,523
Elkem ASA(b)	55,665	156,822
Equinor ASA	117,254	2,316,599
Evry A/S(b)	21,204	86,795
Gjensidige Forsikring ASA	10,311	207,767
Mowi ASA	21,621	505,780
Norsk Hydro ASA	63,712	227,915
Ocean Yield ASA	9,354	62,755
Salmar ASA	5,608	243,959
SpareBank 1 SR-Bank ASA	7,223	88,021
Telenor ASA	47,235	1,003,308

Total Norway		6,370,320

Portugal - 0.6%
EDP - Energias de Portugal S.A.	124,662	474,447
Galp Energia, SGPS, S.A.	27,995	431,187
Navigator Co. S.A. (The)	51,431	196,677
NOS, SGPS, S.A.	27,614	181,763
REN - Redes Energeticas Nacionais, SGPS, S.A.	28,244	77,516
Sonae, SGPS, S.A.	105,295	101,863

Total Portugal		1,463,453

Singapore - 2.5%
CapitaLand Ltd.	80,200	209,251
ComfortDelGro Corp., Ltd.	76,100	149,618
DBS Group Holdings Ltd.	62,445	1,198,176
Frasers Property Ltd.	100,100	138,355
Genting Singapore Ltd.	364,400	247,791
Hutchison Port Holdings Trust	760,823	174,989
Keppel Corp., Ltd.	56,800	279,602
Keppel Infrastructure Trust	233,621	87,201
NetLink NBN Trust	244,600	160,903
Olam International Ltd.	107,500	156,528
Oversea-Chinese Banking Corp., Ltd.	69,479	585,432
Singapore Airlines Ltd.	36,300	248,717
Singapore Exchange Ltd.	26,400	154,542
Singapore Technologies Engineering Ltd.	88,300	270,196
Singapore Telecommunications Ltd.	583,900	1,510,514
StarHub Ltd.	72,000	81,954
United Overseas Bank Ltd.	27,700	534,980
Venture Corp., Ltd.	9,700	116,792

Total Singapore		6,305,541

Spain - 5.2%
ACS Actividades de Construccion y Servicios S.A.	8,119	324,624
Aena SME S.A.(b)	4,389	871,185
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	24,003	117,757
Banco Bilbao Vizcaya Argentaria S.A.	146,514	820,402
Banco Santander S.A.	381,851	1,774,414
Bankia S.A.	80,468	190,422
Bankinter S.A.	6,945	47,912
Bolsas y Mercados Espanoles SHMSF S.A.	5,081	124,520
CaixaBank S.A.	168,009	481,766
Cia de Distribucion Integral Logista Holdings S.A.	6,372	144,548
Enagas S.A.	10,941	292,427
Ence Energia y Celulosa S.A.	18,151	82,020
Endesa S.A.(a)	44,716	1,151,360
Euskaltel S.A.(b)	8,555	79,401
Iberdrola S.A.	177,372	1,770,656
Mapfre S.A.	51,993	152,228
Naturgy Energy Group S.A.	35,890	990,318
Prosegur Cash S.A.(b)	61,945	122,745
Red Electrica Corp. S.A.	18,585	387,630
Repsol S.A.	70,763	1,110,863
Sacyr S.A.	30,008	72,857
Telefonica S.A.	201,720	1,658,800
Zardoya Otis S.A.	12,653	96,254

Total Spain		12,865,109

Sweden - 2.2%
Axfood AB	7,428	147,108
Bilia AB Class A	8,130	73,605
Boliden AB	8,242	210,931
Bonava AB Class B	6,399	80,417
Electrolux AB Series B	8,926	228,292
Hemfosa Fastigheter AB	8,138	76,966
Hennes & Mauritz AB Class B	66,228	1,180,343
Holmen AB Class B	4,224	90,187
Intrum AB	4,080	104,834
JM AB(a)	3,438	79,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2019

Investments	Shares	Value
Skandinaviska Enskilda Banken AB Class A	63,811	$590,917
Skanska AB Class B	9,138	165,166
SKF AB Class B	13,255	243,936
SSAB AB Class B	33,357	101,600
Svenska Handelsbanken AB Class A	46,575	461,222
Swedbank AB Class A	46,575	700,016
Telia Co. AB	187,440	833,139

Total Sweden		5,367,791

Switzerland - 3.4%
ABB Ltd. Registered Shares	64,163	1,289,183
Adecco Group AG Registered Shares	5,330	320,675
Baloise Holding AG Registered Shares	677	119,985
Dufry AG Registered Shares*	2,461	208,693
Flughafen Zurich AG Registered Shares	997	187,947
Helvetia Holding AG	1,141	143,356
Kuehne + Nagel International AG Registered Shares	3,933	584,504
LafargeHolcim Ltd. Registered Shares*	18,273	893,409
Sulzer AG Registered Shares	880	96,304
Sunrise Communications Group AG*(b)	2,650	198,003
Swiss Life Holding AG Registered Shares	500	248,102
Swiss Re AG	8,015	815,804
Swisscom AG Registered Shares	1,643	825,881
UBS Group AG Registered Shares	95,374	1,134,706
Vontobel Holding AG Registered Shares	1,941	108,099
Zurich Insurance Group AG	3,464	1,207,604

Total Switzerland		8,382,255

United Kingdom - 22.5%
Admiral Group PLC	7,930	222,843
Anglo American PLC	37,094	1,059,618
Antofagasta PLC	28,257	334,309
AstraZeneca PLC	32,130	2,632,618
Aviva PLC	101,222	536,557
Babcock International Group PLC	29,192	170,234
BAE Systems PLC	113,993	718,721
Barclays PLC	314,897	600,353
Barratt Developments PLC	57,262	417,296
BBA Aviation PLC	39,844	143,102
BCA Marketplace PLC	33,024	102,132
Bellway PLC	5,677	201,220
Bodycote PLC	11,787	123,986
Bovis Homes Group PLC	13,431	176,577
BP PLC	912,179	6,368,864
British American Tobacco PLC	122,873	4,298,900
British Land Co. PLC (The)	29,406	201,496
BT Group PLC	520,146	1,300,545
Carnival PLC	6,094	269,826
Centrica PLC	528,158	590,046
Cineworld Group PLC	43,533	140,395
Close Brothers Group PLC	5,643	101,551
Countryside Properties PLC(b)	26,933	102,284
Crest Nicholson Holdings PLC	14,375	65,313
Daily Mail & General Trust PLC Class A Non-Voting Shares	9,127	90,720
Direct Line Insurance Group PLC	26,434	111,626
Diversified Gas & Oil PLC	47,736	67,437
Dixons Carphone PLC	90,245	125,709
Domino’s Pizza Group PLC	24,598	87,030
Drax Group PLC	17,911	59,313
DS Smith PLC	46,583	214,913
easyJet PLC	19,936	241,851
Essentra PLC	20,145	109,989
Evraz PLC	110,901	938,888
Fiat Chrysler Automobiles N.V.	61,125	853,826
G4S PLC	61,505	162,817
Galliford Try PLC	12,297	98,676
GlaxoSmithKline PLC	197,479	3,962,493
Go-Ahead Group PLC (The)	3,612	90,653
Greene King PLC	13,074	102,831
Hammerson PLC	11,323	39,932
Hastings Group Holdings PLC(b)	38,840	96,688
Hays PLC	79,257	158,467
HSBC Holdings PLC	506,950	4,238,288
Ibstock PLC(b)	32,026	99,046
IMI PLC	8,876	117,258
Imperial Brands PLC	72,248	1,698,133
Inchcape PLC	11,547	90,527
Investec PLC	17,746	115,411
ITV PLC	237,816	326,882
J Sainsbury PLC	98,718	246,189
John Wood Group PLC	39,396	226,630
Jupiter Fund Management PLC	16,727	89,944
Kier Group PLC	48,799	66,019
Kingfisher PLC	88,232	241,317
Land Securities Group PLC	21,705	230,163
Legal & General Group PLC	136,742	469,015
Lloyds Banking Group PLC	1,652,290	1,190,014
Marks & Spencer Group PLC	91,129	244,370
Marston’s PLC	73,828	109,652
Micro Focus International PLC	14,204	373,118
Mondi PLC	10,343	235,627
Morgan Advanced Materials PLC	34,783	123,066
National Express Group PLC	22,870	116,834
National Grid PLC	152,127	1,618,210
Pagegroup PLC	19,888	129,848
Pennon Group PLC	12,389	117,121
Persimmon PLC	28,692	729,231
Phoenix Group Holdings PLC	19,250	173,701
Redrow PLC	19,812	137,168
Rio Tinto PLC	46,574	2,892,904
Royal Dutch Shell PLC Class A	190,483	6,236,454
Royal Mail PLC	96,477	260,184
Severn Trent PLC	8,155	212,559
SSE PLC	64,391	919,484
St. James’s Place PLC	6,696	93,572
Stagecoach Group PLC	43,596	70,410
Standard Life Aberdeen PLC	90,186	338,141
Tate & Lyle PLC	10,938	102,791
TP ICAP PLC	24,128	92,000
Travis Perkins PLC	7,252	117,632
Tyman PLC	40,089	123,472
United Utilities Group PLC	20,366	202,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

June 30, 2019

Investments	Shares	Value
Vesuvius PLC	16,421	$114,527
Vodafone Group PLC	1,237,352	2,036,503
William Hill PLC	74,352	146,247

Total United Kingdom		56,005,207

TOTAL COMMON STOCKS (Cost: $258,496,110)		246,939,748

RIGHTS - 0.0%
Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/11/19*	8,185	12,863
Repsol S.A., expiring 7/9/19*	53,373	29,649

TOTAL RIGHTS (Cost: $43,693)		42,512

EXCHANGE-TRADED FUND - 0.1%
United States - 0.1%
WisdomTree International LargeCap Dividend Fund(c) (Cost: $84,908)	1,898	89,415

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
United States - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(d) (Cost: $5,004,105)(e)	5,004,105	5,004,105

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $263,628,816)		252,075,780
Other Assets less Liabilities - (1.4)%		(3,364,851)

NET ASSETS - 100.0%		$248,710,929

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(e)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,761,111. The Fund also had securities on loan having a total market value of $43,267 that were sold and pending settlement. The total market value of the collateral held by the Fund was $7,167,636. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,163,531.

RSP	- Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/2/2019	29,997	USD	23,600	GBP	$—	$(38)
Citibank N.A.	7/2/2019	55,596	USD	79,300	AUD	—	(53)
Royal Bank of Canada	7/2/2019	55,661	USD	48,900	EUR	—	(27)

						$—	$(118)

CURRENCY LEGEND

AUD	Australian dollar
EUR	Euro
GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 98.6%

Australia - 6.9%
Australia & New Zealand Banking Group Ltd.	127,849	$2,530,946
BHP Group Ltd.	121,445	3,507,821
BHP Group PLC	94,920	2,434,215
Commonwealth Bank of Australia	73,374	4,262,359
CSL Ltd.	4,844	730,845
Fortescue Metals Group Ltd.	102,467	648,594
Macquarie Group Ltd.	11,555	1,016,752
National Australia Bank Ltd.	146,215	2,741,642
Rio Tinto Ltd.	14,258	1,038,176
Telstra Corp., Ltd.	369,207	997,500
Transurban Group	89,287	923,566
Wesfarmers Ltd.	66,303	1,682,457
Westpac Banking Corp.	180,106	3,584,403
Woodside Petroleum Ltd.	50,250	1,282,160
Woolworths Group Ltd.	38,995	909,330

Total Australia		28,290,766

Austria - 0.3%
Erste Group Bank AG*	14,331	532,690
OMV AG	13,027	635,686

Total Austria		1,168,376

Belgium - 1.2%
Anheuser-Busch InBev S.A./N.V.	37,545	3,328,147
KBC Group N.V.	18,927	1,242,377
UCB S.A.	3,206	266,231

Total Belgium		4,836,755

China - 3.7%
China Mobile Ltd.	888,486	8,091,620
China Overseas Land & Investment Ltd.	252,000	928,973
China Unicom Hong Kong Ltd.	482,000	528,735
CITIC Ltd.	968,273	1,395,552
CNOOC Ltd.	2,324,529	3,975,130

Total China		14,920,010

Denmark - 0.9%
AP Moller - Maersk A/S Class B	179	222,371
Carlsberg A/S Class B	2,183	289,845
Coloplast A/S Class B	3,737	422,964
Novo Nordisk A/S Class B	42,084	2,147,864
Orsted A/S(a)	5,965	516,590
Vestas Wind Systems A/S	2,505	216,713

Total Denmark		3,816,347

Finland - 1.8%
Fortum Oyj	45,822	1,014,159
Kone Oyj Class B	14,275	843,706
Neste Oyj	15,663	532,257
Nokia Oyj	235,430	1,170,559
Nordea Bank Abp	315,169	2,290,174
Sampo Oyj Class A	29,417	1,390,254

Total Finland		7,241,109

France - 12.1%
Aeroports de Paris	2,352	415,697
Air Liquide S.A.	8,768	1,228,654
Airbus SE	9,183	1,303,854
AXA S.A.	109,764	2,887,484
BNP Paribas S.A.(b)	67,316	3,201,684
Capgemini SE	2,359	293,761
Carrefour S.A.	18,248	352,858
Cie de Saint-Gobain	19,340	754,886
Cie Generale des Etablissements Michelin SCA	5,606	712,148
Credit Agricole S.A.	136,256	1,636,251
Danone S.A.	16,708	1,417,517
Dassault Systemes SE	1,273	203,392
Electricite de France S.A.	71,838	906,854
Engie S.A.	123,071	1,869,645
EssilorLuxottica S.A.	7,918	1,034,703
Hermes International	837	604,504
Kering S.A.	2,525	1,495,532
L’Oreal S.A.	7,944	2,266,181
Legrand S.A.	5,533	405,153
LVMH Moet Hennessy Louis Vuitton SE	7,794	3,322,216
Orange S.A.	121,998	1,926,283
Pernod Ricard S.A.	3,826	706,060
Peugeot S.A.	29,907	738,039
Renault S.A.	16,459	1,036,329
Safran S.A.	5,009	734,993
Sanofi	47,029	4,065,485
Schneider Electric SE	16,543	1,502,613
Societe Generale S.A.	59,981	1,517,768
Sodexo S.A.	3,572	418,169
Thales S.A.	4,067	503,213
TOTAL S.A.	131,336	7,369,840
Vinci S.A.	17,022	1,745,783
Vivendi S.A.	22,610	623,366

Total France		49,200,915

Germany - 9.0%
adidas AG	2,366	731,530
Allianz SE Registered Shares	13,570	3,276,147
BASF SE	44,514	3,240,269
Bayer AG Registered Shares	44,944	3,119,046
Bayerische Motoren Werke AG	29,603	2,194,308
Beiersdorf AG	1,836	220,688
Continental AG	6,958	1,015,986
Daimler AG Registered Shares	65,370	3,642,142
Deutsche Boerse AG	2,683	380,092
Deutsche Post AG Registered Shares	47,574	1,565,724
Deutsche Telekom AG Registered Shares	197,677	3,424,444
Deutsche Wohnen SE Bearer Shares	5,531	203,259
E.ON SE	88,745	965,251
Fresenius Medical Care AG & Co. KGaA	5,031	395,551
Fresenius SE & Co. KGaA	8,755	475,379
Hannover Rueck SE	3,504	567,429
Henkel AG & Co. KGaA	6,131	563,795
Infineon Technologies AG	19,516	345,596
Innogy SE	25,358	1,087,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2019

Investments	Shares	Value
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	4,365	$1,097,070
RWE AG	15,967	394,031
SAP SE	14,997	2,062,411
Siemens AG Registered Shares	28,605	3,407,385
Siemens Healthineers AG(a)	18,100	764,922
Volkswagen AG	8,631	1,485,651

Total Germany		36,625,351

Hong Kong - 2.9%
AIA Group Ltd.	160,000	1,725,440
BOC Hong Kong Holdings Ltd.	394,215	1,551,630
CLP Holdings Ltd.	78,500	866,138
Galaxy Entertainment Group Ltd.	79,000	532,397
Hang Seng Bank Ltd.	58,795	1,463,761
Henderson Land Development Co., Ltd.	140,122	772,128
Hong Kong & China Gas Co., Ltd.	268,158	594,496
Hong Kong Exchanges & Clearing Ltd.	26,038	919,204
MTR Corp., Ltd.	135,943	915,277
New World Development Co., Ltd.	283,000	442,657
Sun Hung Kai Properties Ltd.	78,942	1,338,856
Swire Pacific Ltd. Class A	21,500	264,192
Swire Pacific Ltd. Class B	75,000	142,080
Swire Properties Ltd.	99,200	400,609

Total Hong Kong		11,928,865

Ireland - 0.2%
CRH PLC	20,286	662,788
Kerry Group PLC Class A	1,453	173,741

Total Ireland		836,529

Italy - 3.2%
Assicurazioni Generali SpA	71,938	1,356,645
Atlantia SpA	29,062	758,225
Enel SpA	411,731	2,878,920
Eni SpA	200,196	3,329,924
Ferrari N.V.	1,490	242,305
Intesa Sanpaolo SpA	1,405,215	3,011,688
Snam SpA	154,243	767,775
UniCredit SpA	41,379	510,147

Total Italy		12,855,629

Japan - 15.7%
Aeon Co., Ltd.	14,600	250,832
Asahi Group Holdings Ltd.	9,600	431,706
Astellas Pharma, Inc.	46,600	663,922
Bridgestone Corp.(b)	28,300	1,114,244
Canon, Inc.(b)	63,300	1,848,355
Central Japan Railway Co.	1,300	260,386
Chugai Pharmaceutical Co., Ltd.	6,300	411,658
Dai-ichi Life Holdings, Inc.	30,600	461,528
Daiichi Sankyo Co., Ltd.	7,500	392,264
Daikin Industries Ltd.	3,300	430,801
Daiwa House Industry Co., Ltd.	16,100	469,372
Denso Corp.	23,300	980,313
East Japan Railway Co.	5,100	477,149
Eisai Co., Ltd.	6,500	367,473
FANUC Corp.	9,900	1,831,325
Fast Retailing Co., Ltd.	700	423,158
FUJIFILM Holdings Corp.	6,900	349,867
Hitachi Ltd.	20,500	751,388
Honda Motor Co., Ltd.	66,000	1,706,052
Hoya Corp.	4,500	344,747
ITOCHU Corp.	60,800	1,162,784
Japan Post Holdings Co., Ltd.	139,200	1,576,239
Japan Tobacco, Inc.(b)	111,109	2,453,906
JXTG Holdings, Inc.	124,400	617,035
Kao Corp.	6,300	480,072
KDDI Corp.	85,900	2,187,364
Keyence Corp.	400	245,517
Kirin Holdings Co., Ltd.	19,200	414,063
Komatsu Ltd.	39,900	962,874
Kubota Corp.	24,600	409,391
Mitsubishi Corp.	62,200	1,639,577
Mitsubishi Electric Corp.	58,900	775,748
Mitsubishi Estate Co., Ltd.	15,100	281,005
Mitsubishi UFJ Financial Group, Inc.	438,700	2,084,782
Mitsui Fudosan Co., Ltd.	11,400	276,429
Mizuho Financial Group, Inc.	898,898	1,302,376
MS&AD Insurance Group Holdings, Inc.	17,700	561,853
Murata Manufacturing Co., Ltd.	12,800	575,014
Nidec Corp.	2,800	382,681
Nintendo Co., Ltd.	2,900	1,062,939
Nippon Steel Corp.	35,100	602,375
Nippon Telegraph & Telephone Corp.	66,500	3,096,626
Nissan Motor Co., Ltd.	285,100	2,041,797
NTT Data Corp.	17,400	231,752
NTT DOCOMO, Inc.	146,100	3,407,056
Oriental Land Co., Ltd.	1,600	198,107
Otsuka Holdings Co., Ltd.	14,400	469,931
Panasonic Corp.	78,100	650,664
Recruit Holdings Co., Ltd.	11,700	390,290
Secom Co., Ltd.	4,100	352,918
Seven & I Holdings Co., Ltd.	21,300	721,203
Shin-Etsu Chemical Co., Ltd.	8,700	810,326
Shionogi & Co., Ltd.	5,100	293,910
SMC Corp.	700	260,989
Softbank Corp.	118,400	1,537,969
SoftBank Group Corp.	8,600	412,280
Sony Corp.	7,400	387,926
Subaru Corp.	40,000	972,341
Sumitomo Corp.	48,900	740,943
Sumitomo Mitsui Financial Group, Inc.	46,200	1,632,051
Suzuki Motor Corp.	6,800	319,614
Takeda Pharmaceutical Co., Ltd.	52,500	1,862,888
Tokio Marine Holdings, Inc.	19,900	997,216
Tokyo Electron Ltd.	8,000	1,122,703
Toyota Motor Corp.	98,100	6,089,593
West Japan Railway Co.	3,600	291,234
Yahoo Japan Corp.	142,700	418,537

Total Japan		63,731,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2019

Investments	Shares	Value
Netherlands - 2.2%
ABN AMRO Bank N.V. CVA(a)	53,578	$1,147,991
Akzo Nobel N.V.	4,766	448,531
ASML Holding N.V.	4,993	1,044,751
Heineken Holding N.V.	5,100	536,068
Heineken N.V.	8,721	974,675
ING Groep N.V.	196,810	2,285,202
Koninklijke Ahold Delhaize N.V.	37,514	844,935
Koninklijke DSM N.V.	3,463	428,676
Koninklijke Philips N.V.	18,910	822,303
Wolters Kluwer N.V.	3,545	258,452

Total Netherlands		8,791,584

Norway - 1.3%
DNB ASA	65,663	1,222,221
Equinor ASA	149,435	2,952,402
Telenor ASA	58,852	1,250,063

Total Norway		5,424,686

Singapore - 1.7%
DBS Group Holdings Ltd.	120,000	2,302,524
Oversea-Chinese Banking Corp., Ltd.	132,245	1,114,301
Singapore Telecommunications Ltd.	831,300	2,150,523
United Overseas Bank Ltd.	51,786	1,000,161
Wilmar International Ltd.	173,200	473,661

Total Singapore		7,041,170

Spain - 4.7%
Aena SME S.A.(a)	5,684	1,128,234
Amadeus IT Group S.A.	7,131	565,694
Banco Bilbao Vizcaya Argentaria S.A.	260,752	1,460,076
Banco Santander S.A.	698,192	3,244,411
CaixaBank S.A.	288,871	828,338
Endesa S.A.(b)	60,888	1,567,761
Ferrovial S.A.	23,106	592,308
Iberdrola S.A.	217,699	2,173,229
Industria de Diseno Textil S.A.	93,971	2,830,526
Naturgy Energy Group S.A.	47,008	1,297,098
Repsol S.A.	87,177	1,368,536
Telefonica S.A.	273,069	2,245,522

Total Spain		19,301,733

Sweden - 2.4%
Assa Abloy AB Class B	19,626	443,997
Atlas Copco AB Class A	27,107	867,125
Essity AB Class B	11,277	346,884
Hennes & Mauritz AB Class B	87,756	1,564,024
Hexagon AB Class B	4,502	250,181
Sandvik AB	34,808	640,021
Skandinaviska Enskilda Banken AB Class A	119,588	1,107,435
Svenska Handelsbanken AB Class A	85,841	850,065
Swedbank AB Class A	85,500	1,285,053
Telefonaktiebolaget LM Ericsson Class B	37,700	357,976
Telia Co. AB	220,834	981,569
Volvo AB Class B	70,325	1,116,853

Total Sweden		9,811,183

Switzerland - 8.7%
ABB Ltd. Registered Shares	82,960	1,666,858
Cie Financiere Richemont S.A. Registered Shares	11,485	975,813
Credit Suisse Group AG Registered Shares*	38,773	465,475
Geberit AG Registered Shares	914	427,471
Givaudan S.A. Registered Shares	156	440,960
Kuehne + Nagel International AG Registered Shares	5,106	758,830
LafargeHolcim Ltd. Registered Shares*	25,283	1,236,144
Nestle S.A. Registered Shares	67,632	7,010,143
Novartis AG Registered Shares	74,401	6,806,738
Partners Group Holding AG	662	520,773
Roche Holding AG Bearer Shares	4,911	1,378,102
Roche Holding AG Genusschein	20,093	5,660,044
Schindler Holding AG Registered Shares	1,826	399,285
SGS S.A. Registered Shares	196	499,951
Sika AG	1,631	278,692
Swiss Life Holding AG Registered Shares	767	380,589
Swiss Re AG	13,641	1,388,444
Swisscom AG Registered Shares	2,029	1,019,911
UBS Group AG Registered Shares	164,171	1,953,214
Zurich Insurance Group AG	6,062	2,113,306

Total Switzerland		35,380,743

United Kingdom - 19.7%
Anglo American PLC	46,416	1,325,908
Associated British Foods PLC	12,977	406,785
AstraZeneca PLC	40,392	3,309,577
Aviva PLC	208,839	1,107,013
BAE Systems PLC	145,422	916,879
Barclays PLC	525,930	1,002,688
BP PLC	1,158,479	8,088,539
British American Tobacco PLC	154,396	5,401,780
BT Group PLC	731,019	1,827,801
Coca-Cola European Partners PLC	9,521	530,741
Compass Group PLC	29,300	703,664
Diageo PLC	48,347	2,082,217
Fiat Chrysler Automobiles N.V.	77,874	1,087,785
GlaxoSmithKline PLC	253,327	5,083,105
HSBC Holdings PLC	938,718	7,848,028
Imperial Brands PLC	91,075	2,140,648
Legal & General Group PLC	279,195	957,619
Lloyds Banking Group PLC	2,952,013	2,126,102
London Stock Exchange Group PLC	3,611	252,121
National Grid PLC	195,745	2,082,184
Prudential PLC	62,176	1,357,895
Reckitt Benckiser Group PLC	18,142	1,434,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2019

Investments	Shares	Value
RELX PLC	34,706	$843,433
Rio Tinto PLC	59,012	3,665,479
Rolls-Royce Holdings PLC*	22,826	244,142
Royal Bank of Scotland Group PLC	222,945	623,665
Royal Dutch Shell PLC Class A	247,268	8,095,607
Royal Dutch Shell PLC Class B	199,782	6,562,517
Smith & Nephew PLC	13,445	291,750
Standard Chartered PLC	57,972	526,944
Tesco PLC	231,146	666,905
Unilever N.V. CVA	45,566	2,779,259
Unilever PLC	31,346	1,952,615
Vodafone Group PLC	1,700,060	2,798,054

Total United Kingdom		80,124,220

TOTAL COMMON STOCKS (Cost: $386,754,060)		401,327,399

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 7/9/19* (Cost: $42,488)	74,947	41,634

EXCHANGE-TRADED FUND - 0.8%

United States - 0.8%
WisdomTree International MidCap Dividend Fund(b)(c) (Cost: $3,172,888)	52,046	3,222,584

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(d) (Cost: $6,190,724)(e)	6,190,724	6,190,724

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $396,160,160)		410,782,341
Other Assets less Liabilities - (0.9)%		(3,617,053)

NET ASSETS - 100.0%		$407,165,288

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(e)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,566,376 and the total market value of the collateral held by the Fund was $9,003,608. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,812,884.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/2/2019	127,972	USD	1,000,000	HKD	$—	$(27)
Societe Generale	7/1/2019	129,985	USD	14,000,000	JPY	42	—

						$42	$(27)

CURRENCY LEGEND

HKD	Hong Kong dollar
JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 8.4%
AGL Energy Ltd.	62,859	$882,667
Alumina Ltd.	628,296	1,027,313
AMP Ltd.	265,326	394,728
APA Group	82,522	625,426
Aristocrat Leisure Ltd.	20,474	441,374
ASX Ltd.	13,714	792,712
Atlas Arteria Ltd.	39,843	219,205
Aurizon Holdings Ltd.	167,791	635,836
AusNet Services	376,129	494,903
Bendigo & Adelaide Bank Ltd.	52,915	430,001
Boral Ltd.	76,799	275,936
Brambles Ltd.	68,912	622,864
Caltex Australia Ltd.	18,013	312,855
Challenger Ltd.	67,525	314,641
CIMIC Group Ltd.	19,501	612,670
Coca-Cola Amatil Ltd.	61,751	442,871
Cochlear Ltd.	2,094	303,944
Computershare Ltd.	25,900	294,622
Crown Resorts Ltd.	57,079	498,687
Downer EDI Ltd.	47,480	230,568
Evolution Mining Ltd.	77,696	237,721
Flight Centre Travel Group Ltd.	9,178	267,610
Harvey Norman Holdings Ltd.(a)	157,508	449,862
Iluka Resources Ltd.	33,855	255,871
Incitec Pivot Ltd.	71,679	171,526
Insurance Australia Group Ltd.	167,111	968,651
Magellan Financial Group Ltd.	14,495	518,765
Medibank Pvt Ltd.	229,777	562,749
Newcrest Mining Ltd.	13,579	304,454
Orica Ltd.	21,643	307,860
Origin Energy Ltd.	53,234	273,079
Qantas Airways Ltd.	117,596	445,624
QBE Insurance Group Ltd.	99,352	824,791
Ramsay Health Care Ltd.	8,233	417,367
REA Group Ltd.	4,060	273,628
Reece Ltd.	29,438	201,623
Santos Ltd.	110,415	548,585
Seek Ltd.	18,736	278,211
Seven Group Holdings Ltd.(a)	16,673	216,338
Sonic Healthcare Ltd.	26,181	497,895
South32 Ltd.	470,583	1,050,137
Star Entertainment Group Ltd. (The)	127,399	368,337
Suncorp Group Ltd.	101,782	962,102
Sydney Airport	193,565	1,092,107
Tabcorp Holdings Ltd.	174,491	544,898
Treasury Wine Estates Ltd.	32,795	343,367
Washington H Soul Pattinson & Co., Ltd.	14,689	226,673
Whitehaven Coal Ltd.	164,779	423,219

Total Australia		22,886,873

Austria - 1.0%
Andritz AG	5,989	225,751
BAWAG Group AG*(b)	11,024	462,746
Lenzing AG	2,994	334,138
Raiffeisen Bank International AG	15,899	373,522
Telekom Austria AG*	33,205	251,084
Verbund AG	4,003	209,696
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,622	195,733
Voestalpine AG	20,271	627,209

Total Austria		2,679,879

Belgium - 1.7%
Ackermans & van Haaren N.V.	1,083	162,675
Ageas	17,743	923,604
Colruyt S.A.	8,275	480,602
Elia System Operator S.A./N.V.	3,793	279,901
Melexis N.V.(a)	3,468	234,987
Proximus SADP	35,929	1,060,542
Solvay S.A.	6,903	716,150
Umicore S.A.	13,506	433,734
Warehouses De Pauw CVA	1,747	294,444

Total Belgium		4,586,639

China - 2.7%
Beijing Enterprises Holdings Ltd.	58,700	298,290
China Everbright International Ltd.	402,407	371,373
China Jinmao Holdings Group Ltd.	1,031,242	626,995
China Resources Pharmaceutical Group Ltd.(b)	222,000	250,345
China Resources Power Holdings Co., Ltd.	576,000	840,499
CSPC Pharmaceutical Group Ltd.	208,000	335,462
Far East Horizon Ltd.	301,000	307,839
Fosun International Ltd.	599,000	795,855
Guangdong Investment Ltd.	422,208	835,499
Lenovo Group Ltd.	1,082,000	837,901
Shenzhen Investment Ltd.	824,000	303,759
Sino-Ocean Group Holding Ltd.	771,964	328,054
Sinotruk Hong Kong Ltd.	253,500	438,697
Sun Art Retail Group Ltd.	395,000	374,144
Yuexiu Property Co., Ltd.	1,540,000	348,903

Total China		7,293,615

Denmark - 2.0%
Chr Hansen Holding A/S	2,529	237,851
Danske Bank A/S	122,409	1,937,738
H. Lundbeck A/S	16,794	664,431
ISS A/S	10,429	315,225
Novozymes A/S Class B	6,353	296,712
Pandora A/S	16,372	583,287
Royal Unibrew A/S	2,630	192,214
Topdanmark A/S	9,011	508,983
Tryg A/S	23,628	769,334

Total Denmark		5,505,775

Finland - 2.0%
DNA Oyj	8,704	208,154
Elisa Oyj	12,921	631,397
Huhtamaki Oyj	5,024	206,883
Kesko Oyj Class B	5,538	308,523
Kojamo Oyj	10,670	159,421
Metso Oyj	11,233	441,969
Nokian Renkaat Oyj	14,529	454,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2019

Investments	Shares	Value
Orion Oyj Class B	10,460	$383,919
Stora Enso Oyj Class R	55,799	656,726
UPM-Kymmene Oyj	49,486	1,317,009
Valmet Oyj	9,499	237,119
Wartsila Oyj Abp	30,012	435,936

Total Finland		5,441,399

France - 8.3%
Accor S.A.	15,770	677,948
ALD S.A.(b)	29,481	461,964
Alstom S.A.	4,563	212,011
Amundi S.A.(a)(b)	16,281	1,138,406
Arkema S.A.	5,346	497,879
Atos SE	2,943	246,401
Bollore S.A.	83,139	367,353
Bouygues S.A.	35,970	1,334,153
Bureau Veritas S.A.	22,745	562,592
Cie Plastic Omnium S.A.	11,427	298,390
CNP Assurances	52,161	1,185,643
Covivio	7,085	742,696
Edenred	11,849	605,325
Eiffage S.A.	5,161	510,977
Elis S.A.	12,388	225,014
Eurazeo SE	3,420	238,745
Eutelsat Communications S.A.	30,163	564,708
Faurecia S.A.	9,578	445,132
Gaztransport Et Technigaz S.A.	3,213	322,538
Getlink SE	30,262	485,575
ICADE	7,971	731,637
Imerys S.A.	7,885	418,622
Ingenico Group S.A.	2,381	210,899
Ipsen S.A.	1,529	208,947
JCDecaux S.A.	8,452	256,414
Klepierre S.A.(a)	34,701	1,164,976
Lagardere SCA	13,735	358,189
Natixis S.A.	428,682	1,727,680
Orpea	1,727	208,668
Publicis Groupe S.A.	16,770	886,705
Remy Cointreau S.A.	2,013	290,677
Rexel S.A.	26,470	336,558
Rubis SCA	4,951	279,204
SCOR SE	16,246	713,397
SEB S.A.	1,370	246,661
Societe BIC S.A.	5,244	400,414
Suez	54,247	783,944
Teleperformance	1,881	377,435
Valeo S.A.	22,484	732,297
Veolia Environnement S.A.	44,137	1,076,638
Wendel S.A.	2,207	301,349

Total France		22,834,761

Germany - 6.5%
Axel Springer SE	7,421	523,542
Brenntag AG	9,133	450,453
Commerzbank AG	71,163	512,095
Covestro AG(b)	19,891	1,012,765
Deutsche Bank AG Registered Shares	75,940	586,338
Deutsche Lufthansa AG Registered Shares	30,850	529,439
DWS Group GmbH & Co. KGaA(b)	17,497	613,310
Evonik Industries AG	39,428	1,149,905
Fielmann AG	4,316	313,581
Fraport AG Frankfurt Airport Services Worldwide	4,328	372,612
GEA Group AG	8,663	246,636
HeidelbergCement AG	9,893	801,699
Hella GmbH & Co. KGaA	6,197	306,845
Hochtief AG	5,992	730,817
Hugo Boss AG	7,263	483,860
KION Group AG	5,242	330,954
LANXESS AG	1,802	107,244
LEG Immobilien AG	4,070	459,784
Merck KGaA	3,159	330,823
METRO AG	33,959	621,661
MTU Aero Engines AG	1,857	443,041
OSRAM Licht AG	8,897	293,420
ProSiebenSat.1 Media SE	26,450	416,125
Rheinmetall AG	2,174	266,515
Scout24 AG(b)	3,599	191,484
Sixt SE	1,504	161,341
Stroeer SE & Co. KGaA	3,891	292,672
Suedzucker AG	13,103	222,184
Symrise AG	3,599	346,901
Talanx AG	17,352	752,874
Telefonica Deutschland Holding AG	582,427	1,629,650
ThyssenKrupp AG	18,094	264,265
TLG Immobilien AG	8,628	253,008
TUI AG	92,945	912,259
Uniper SE	22,179	672,606
Wacker Chemie AG	3,788	300,152

Total Germany		17,902,860

Hong Kong - 2.6%
Bank of East Asia Ltd. (The)	142,763	399,279
Cathay Pacific Airways Ltd.	228,000	340,869
Hang Lung Group Ltd.	125,000	346,400
Hang Lung Properties Ltd.	375,000	891,840
Hysan Development Co., Ltd.	81,000	418,349
PCCW Ltd.	1,039,543	600,107
Power Assets Holdings Ltd.	188,500	1,355,993
Sino Land Co., Ltd.	497,046	833,447
SJM Holdings Ltd.	405,000	460,858
Techtronic Industries Co., Ltd.	61,500	470,746
Wharf Holdings Ltd. (The)	136,000	360,346
Wheelock & Co., Ltd.	89,000	637,952

Total Hong Kong		7,116,186

Ireland - 1.0%
AIB Group PLC	225,152	922,026
Bank of Ireland Group PLC	64,225	336,149
DCC PLC	3,534	315,740
Flutter Entertainment PLC	3,533	266,106
Glanbia PLC	9,784	159,331
Kingspan Group PLC	3,940	214,293
Smurfit Kappa Group PLC	14,778	447,825

Total Ireland		2,661,470

Israel - 0.6%
Azrieli Group Ltd.	5,274	353,419
Bank Leumi Le-Israel BM	85,937	620,694
Elbit Systems Ltd.	1,369	203,821
Israel Chemicals Ltd.	76,854	402,743

Total Israel		1,580,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2019

Investments	Shares	Value
Italy - 4.1%
A2A SpA	230,487	$400,542
ACEA SpA	18,395	350,673
Banca Generali SpA	13,672	394,224
Banca Mediolanum SpA	82,391	607,529
Enav SpA(b)	55,904	317,681
ERG SpA	12,045	246,903
FinecoBank Banca Fineco SpA	40,052	447,446
Freni Brembo SpA	11,721	135,214
Hera SpA	108,433	415,399
IMA Industria Macchine Automatiche SpA	2,080	172,560
Infrastrutture Wireless Italiane SpA(b)	39,228	385,527
Iren SpA	83,171	216,519
Italgas SpA	71,598	481,714
Leonardo SpA	14,436	183,221
Mediobanca Banca di Credito Finanziario SpA	82,639	853,195
Moncler SpA	5,034	215,550
Pirelli & C SpA(b)	61,429	363,628
Poste Italiane SpA(b)	115,212	1,214,944
Prysmian SpA	9,766	201,856
Recordati SpA	10,395	433,975
Societa Iniziative Autostradali e Servizi SpA	19,061	354,036
Telecom Italia SpA RSP	650,088	337,660
Terna Rete Elettrica Nazionale SpA	148,222	945,254
Unione di Banche Italiane SpA	72,236	197,430
Unipol Gruppo SpA	75,689	369,172
UnipolSai Assicurazioni SpA	343,027	882,454

Total Italy		11,124,306

Japan - 24.1%
ABC-Mart, Inc.	4,978	324,351
Advantest Corp.	13,900	382,527
AEON Financial Service Co., Ltd.	20,600	331,734
Aeon Mall Co., Ltd.	13,100	197,217
AGC, Inc.	13,628	471,174
Aisin Seiki Co., Ltd.	21,500	740,347
Ajinomoto Co., Inc.	14,100	244,466
Alfresa Holdings Corp.	11,400	281,244
Alps Alpine Co., Ltd.	15,500	261,259
Amada Holdings Co., Ltd.	33,400	376,037
ANA Holdings, Inc.	10,100	334,479
Aozora Bank Ltd.	18,000	432,040
Asahi Kasei Corp.	76,000	810,154
Bandai Namco Holdings, Inc.	11,900	577,659
Brother Industries Ltd.	17,700	334,319
Canon Marketing Japan, Inc.	11,700	255,089
Casio Computer Co., Ltd.	22,900	284,390
Chiba Bank Ltd. (The)	66,200	323,197
Chubu Electric Power Co., Inc.	33,300	467,171
Chugoku Electric Power Co., Inc. (The)	28,100	354,184
Coca-Cola Bottlers Japan Holdings, Inc.	8,800	222,900
COMSYS Holdings Corp.	9,900	251,038
Concordia Financial Group Ltd.	111,000	413,133
Dai Nippon Printing Co., Ltd.	21,779	464,123
Daicel Corp.	27,900	248,081
Daifuku Co., Ltd.	4,400	247,076
Daito Trust Construction Co., Ltd.	6,020	767,447
Daiwa Securities Group, Inc.	107,400	470,610
Dentsu, Inc.	13,800	481,604
Disco Corp.(a)	1,700	278,968
Electric Power Development Co., Ltd.	7,600	172,682
FamilyMart UNY Holdings Co., Ltd.	13,600	324,663
Fuji Electric Co., Ltd.	7,775	268,091
Fujitsu Ltd.	7,900	550,815
Fukuoka Financial Group, Inc.	16,100	293,936
Hakuhodo DY Holdings, Inc.	15,600	262,655
Hankyu Hanshin Holdings, Inc.	5,500	197,048
Haseko Corp.	44,800	453,239
Hikari Tsushin, Inc.	2,100	457,852
Hino Motors Ltd.	42,600	358,624
Hirose Electric Co., Ltd.	1,775	198,028
Hitachi Chemical Co., Ltd.	10,600	287,875
Hitachi Construction Machinery Co., Ltd.	15,700	408,311
Hitachi High-Technologies Corp.	6,200	318,805
Hitachi Metals Ltd.	28,800	325,317
Hulic Co., Ltd.	38,500	309,458
Idemitsu Kosan Co., Ltd.	13,666	410,969
IHI Corp.	10,300	248,275
Iida Group Holdings Co., Ltd.	20,400	329,460
Isuzu Motors Ltd.	45,000	512,484
Itochu Techno-Solutions Corp.	11,700	299,939
J. Front Retailing Co., Ltd.	25,200	288,862
Japan Airlines Co., Ltd.	18,300	584,805
Japan Exchange Group, Inc.	37,300	592,701
Japan Post Insurance Co., Ltd.	40,400	748,829
JFE Holdings, Inc.	69,200	1,016,419
JSR Corp.	19,500	307,866
JTEKT Corp.	29,700	360,017
Kajima Corp.	24,976	342,626
Kansai Electric Power Co., Inc. (The)	64,200	735,613
Kansai Paint Co., Ltd.	9,300	194,994
Kawasaki Heavy Industries Ltd.	12,156	285,791
Kintetsu Group Holdings Co., Ltd.	5,200	249,044
Koito Manufacturing Co., Ltd.	5,700	304,205
Konami Holdings Corp.	7,500	351,541
Konica Minolta, Inc.	29,700	289,171
Kose Corp.	1,200	201,262
Kuraray Co., Ltd.	25,400	303,414
Kyowa Hakko Kirin Co., Ltd.	21,300	383,337
Kyushu Electric Power Co., Inc.	23,900	234,697
Kyushu Railway Co.	8,600	250,640
Lawson, Inc.	10,900	523,046
LIXIL Group Corp.	28,900	457,078
Makita Corp.	10,858	368,854
Marubeni Corp.	129,300	855,679
Marui Group Co., Ltd.	12,700	258,621
Mazda Motor Corp.	23,300	243,186
Mebuki Financial Group, Inc.	134,700	351,315

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2019

Investments	Shares	Value
Medipal Holdings Corp.	13,100	$289,260
MEIJI Holdings Co., Ltd.	4,700	335,901
MINEBEA MITSUMI, Inc.	14,000	237,145
Mitsubishi Chemical Holdings Corp.	141,200	986,329
Mitsubishi Gas Chemical Co., Inc.	27,400	365,198
Mitsubishi Heavy Industries Ltd.	17,800	775,012
Mitsubishi Materials Corp.	11,200	318,619
Mitsubishi Motors Corp.	113,500	543,586
Mitsubishi Tanabe Pharma Corp.	37,600	418,786
Mitsubishi UFJ Lease & Finance Co., Ltd.	60,100	318,518
Mitsui Chemicals, Inc.	15,800	391,114
Nabtesco Corp.	8,300	230,650
NEC Corp.	8,760	344,741
NGK Insulators Ltd.	28,100	409,737
NGK Spark Plug Co., Ltd.	15,500	290,895
NH Foods Ltd.	6,500	278,425
Nikon Corp.	33,000	466,790
Nippon Express Co., Ltd.	4,000	212,734
Nippon Paint Holdings Co., Ltd.(a)	7,100	275,459
Nissan Chemical Corp.	6,500	292,904
Nisshin Seifun Group, Inc.	12,700	289,858
Nissin Foods Holdings Co., Ltd.	5,100	328,513
Nitori Holdings Co., Ltd.	1,900	251,829
Nitto Denko Corp.	12,300	607,009
Nomura Holdings, Inc.	134,400	473,282
Nomura Real Estate Holdings, Inc.	12,368	265,865
Nomura Research Institute Ltd.	27,930	447,699
NSK Ltd.	35,400	315,426
Obayashi Corp.	31,700	312,175
Obic Co., Ltd.	3,800	430,295
Oji Holdings Corp.	39,062	225,511
Omron Corp.	7,600	396,436
Ono Pharmaceutical Co., Ltd.	25,000	448,301
Oracle Corp.	4,668	340,980
Osaka Gas Co., Ltd.	17,200	299,651
Otsuka Corp.	8,300	333,957
Park24 Co., Ltd.	10,600	246,848
Pigeon Corp.	4,200	168,990
Pola Orbis Holdings, Inc.	12,900	360,395
Resona Holdings, Inc.	205,600	856,062
Ricoh Co., Ltd.	33,060	330,170
Rohm Co., Ltd.	4,900	329,274
Ryohin Keikaku Co., Ltd.	1,300	234,806
Sankyo Co., Ltd.	9,500	343,883
Santen Pharmaceutical Co., Ltd.	17,400	288,277
SBI Holdings, Inc.	17,600	435,671
SCSK Corp.	5,600	275,478
Seibu Holdings, Inc.	10,400	173,366
Seiko Epson Corp.	21,300	337,075
Sekisui Chemical Co., Ltd.	28,400	426,501
Sekisui House Ltd.	46,900	772,888
Seven Bank Ltd.	88,400	231,379
SG Holdings Co., Ltd.	9,700	275,046
Sharp Corp.	21,900	240,262
Shimadzu Corp.	5,500	134,871
Shimano, Inc.	1,700	252,933
Shimizu Corp.	62,200	516,698
Shizuoka Bank Ltd. (The)	22,100	162,868
Showa Denko K.K.	10,800	317,765
Sojitz Corp.	127,600	409,779
Sompo Holdings, Inc.	21,000	811,036
Sony Financial Holdings, Inc.	24,609	591,128
Stanley Electric Co., Ltd.	9,900	243,319
SUMCO Corp.(a)	31,000	368,870
Sumitomo Chemical Co., Ltd.	136,800	634,862
Sumitomo Dainippon Pharma Co., Ltd.	10,790	204,603
Sumitomo Electric Industries Ltd.	40,212	527,936
Sumitomo Heavy Industries Ltd.	9,500	326,689
Sumitomo Metal Mining Co., Ltd.	10,900	325,665
Sumitomo Mitsui Trust Holdings, Inc.	23,100	837,466
Sumitomo Rubber Industries Ltd.	28,400	328,443
Suntory Beverage & Food Ltd.	10,000	434,843
Sysmex Corp.	3,900	254,365
T&D Holdings, Inc.	50,951	553,065
Taiheiyo Cement Corp.	8,900	269,296
Taisei Corp.	13,775	500,549
Taiyo Nippon Sanso Corp.	13,300	282,443
TDK Corp.	5,200	402,525
Teijin Ltd.	19,500	332,481
Toho Co., Ltd.	7,000	297,568
Tohoku Electric Power Co., Inc.	20,200	204,175
Tokyo Century Corp.	6,200	261,546
Tokyo Gas Co., Ltd.	18,500	435,713
Tokyu Corp.	15,300	271,378
Tokyu Fudosan Holdings Corp.	28,800	159,050
Toray Industries, Inc.	53,700	408,307
Tosoh Corp.	26,900	378,258
TOTO Ltd.	8,600	339,642
Toyota Tsusho Corp.	19,800	600,028
Trend Micro, Inc.	9,930	442,859
USS Co., Ltd.	18,000	354,687
Yamada Denki Co., Ltd.	65,300	289,104
Yamaha Corp.	5,000	237,609
Yamaha Motor Co., Ltd.	30,160	536,072
Yamato Holdings Co., Ltd.	12,200	248,099
Yaskawa Electric Corp.	9,300	315,927
Yokogawa Electric Corp.	9,800	192,107
Yokohama Rubber Co., Ltd. (The)	13,300	244,422

Total Japan		65,816,167

Netherlands - 2.5%
Aalberts N.V.	8,618	339,276
Aegon N.V.	262,774	1,310,104
ASR Nederland N.V.	14,167	576,930
Euronext N.V.(b)	5,185	392,956
GrandVision N.V.(b)	6,403	149,043
Koninklijke KPN N.V.	306,375	942,030
Koninklijke Vopak N.V.	8,923	412,049
NN Group N.V.	30,590	1,233,191
Randstad N.V.	14,937	821,596
Rhi Magnesita N.V.	3,351	206,247
SBM Offshore N.V.	13,905	268,879
Signify N.V.(b)	10,887	322,351

Total Netherlands		6,974,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2019

Investments	Shares	Value
New Zealand - 1.0%
Auckland International Airport Ltd.	65,070	$430,487
Contact Energy Ltd.	59,249	318,357
Fisher & Paykel Healthcare Corp., Ltd.	21,705	225,378
Mercury NZ Ltd.	115,766	361,557
Meridian Energy Ltd.	231,886	739,795
Ryman Healthcare Ltd.	19,707	155,525
Spark New Zealand Ltd.	224,144	602,185

Total New Zealand		2,833,284

Norway - 2.4%
Aker ASA Class A	7,065	406,695
Aker BP ASA	47,438	1,360,927
Gjensidige Forsikring ASA	42,583	858,048
Leroy Seafood Group ASA	37,875	250,721
Mowi ASA	50,471	1,180,669
Norsk Hydro ASA	113,360	405,519
Orkla ASA	58,808	521,999
Salmar ASA	12,516	544,471
SpareBank 1 SR-Bank ASA	25,044	305,191
Storebrand ASA	38,206	280,875
Yara International ASA	8,225	399,189

Total Norway		6,514,304

Portugal - 1.1%
EDP - Energias de Portugal S.A.	286,839	1,091,672
Galp Energia, SGPS, S.A.	65,893	1,014,902
Jeronimo Martins, SGPS, S.A.	25,527	411,779
NOS, SGPS, S.A.	61,386	404,059

Total Portugal		2,922,412

Singapore - 2.3%
CapitaLand Ltd.	210,000	547,914
City Developments Ltd.	37,900	265,282
ComfortDelGro Corp., Ltd.	215,200	423,099
Frasers Property Ltd.	137,900	190,600
Genting Singapore Ltd.	913,700	621,312
Jardine Cycle & Carriage Ltd.	22,211	594,778
Keppel Corp., Ltd.	101,700	500,626
Olam International Ltd.	169,000	246,077
SATS Ltd.	107,200	413,603
Singapore Airlines Ltd.	94,261	645,848
Singapore Exchange Ltd.	116,500	681,976
Singapore Technologies Engineering Ltd.	249,700	764,077
UOL Group Ltd.	40,400	225,448
Venture Corp., Ltd.	24,600	296,193

Total Singapore		6,416,833

Spain - 2.8%
Acciona S.A.	3,899	419,153
ACS Actividades de Construccion y Servicios S.A.	21,040	841,248
Banco de Sabadell S.A.	250,616	260,001
Bankia S.A.	312,703	739,989
Bankinter S.A.	56,667	390,937
Cia de Distribucion Integral Logista Holdings S.A.	12,689	287,849
Cie Automotive S.A.	7,372	213,743
Ebro Foods S.A.	11,837	253,693
Enagas S.A.	28,569	763,582
Fomento de Construcciones y Contratas S.A.	27,071	361,310
Gestamp Automocion S.A.(b)	35,795	212,173
Grupo Catalana Occidente S.A.	7,468	276,398
Mapfre S.A.	295,881	866,297
Prosegur Cash S.A.(b)	141,145	279,681
Red Electrica Corp. S.A.	46,953	979,305
Zardoya Otis S.A.	52,745	401,241

Total Spain		7,546,600

Sweden - 3.1%
Alfa Laval AB	19,043	415,825
Axfood AB	22,214	439,937
Boliden AB	22,756	582,377
Castellum AB	16,990	325,125
Electrolux AB Series B	19,188	490,754
Epiroc AB Class A	25,026	260,774
Fabege AB	19,883	299,482
Holmen AB Class B	10,425	222,586
Husqvarna AB Class B	25,875	242,235
ICA Gruppen AB	12,936	556,579
Intrum AB	10,134	260,390
Investment AB Latour Class B	26,645	393,147
Kinnevik AB Class B	13,050	339,675
Lundin Petroleum AB(a)	19,794	614,202
Securitas AB Class B	20,293	356,290
Skanska AB Class B	26,197	473,501
SKF AB Class B	22,701	417,775
SSAB AB Class B	107,308	326,844
Svenska Cellulosa AB SCA Class B	12,684	110,323
Swedish Match AB	9,625	406,652
Tele2 AB Class B	36,979	540,046
Trelleborg AB Class B	21,535	306,028

Total Sweden		8,380,547

Switzerland - 3.6%
Adecco Group AG Registered Shares	12,330	741,823
Baloise Holding AG Registered Shares	3,403	603,116
BKW AG	2,864	191,521
Bucher Industries AG Registered Shares	639	220,471
Clariant AG Registered Shares*	18,728	381,187
Coca-Cola HBC AG*	11,734	443,834
DKSH Holding AG	2,514	147,488
Dufry AG Registered Shares*	4,559	386,603
EMS-Chemie Holding AG Registered Shares	1,218	791,388
Flughafen Zurich AG Registered Shares	2,277	429,244
Georg Fischer AG Registered Shares	275	263,154
Helvetia Holding AG	3,549	445,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2019

Investments	Shares	Value
Julius Baer Group Ltd.*	11,531	$513,987
Logitech International S.A. Registered Shares	7,091	283,713
OC Oerlikon Corp. AG Registered Shares	14,863	181,710
SFS Group AG	2,451	208,901
SIG Combibloc Group AG*	20,676	237,933
Sonova Holding AG Registered Shares	1,932	439,505
STMicroelectronics N.V.	26,022	462,288
Straumann Holding AG Registered Shares	286	252,677
Sulzer AG Registered Shares	2,641	289,020
Sunrise Communications Group AG*(b)	4,657	347,962
Swatch Group AG (The) Bearer Shares	2,191	628,087
Swatch Group AG (The) Registered Shares	4,620	250,428
VAT Group AG*(b)	2,524	311,293
Vifor Pharma AG	2,085	301,630
Vontobel Holding AG Registered Shares	3,308	184,230

Total Switzerland		9,939,093

United Kingdom - 15.7%
Admiral Group PLC	32,903	924,614
Antofagasta PLC	64,852	767,265
Ashmore Group PLC	59,878	388,273
Ashtead Group PLC	14,461	414,838
Auto Trader Group PLC(b)	22,252	155,138
Avast PLC(b)	49,800	190,141
AVEVA Group PLC	3,617	186,068
Babcock International Group PLC	62,738	365,857
Barratt Developments PLC	139,487	1,016,509
BBA Aviation PLC	102,604	368,508
Beazley PLC	34,161	239,774
Bellway PLC	11,234	398,186
British Land Co. PLC (The)	98,303	673,594
Britvic PLC	22,620	255,786
Bunzl PLC	13,586	359,132
Burberry Group PLC	20,349	482,224
Carnival PLC	14,978	663,185
Centrica PLC	1,256,075	1,403,257
Cineworld Group PLC	109,155	352,027
CNH Industrial N.V.	49,068	503,914
ConvaTec Group PLC(b)	135,371	251,194
Croda International PLC	4,934	321,511
Derwent London PLC	4,447	176,356
Direct Line Insurance Group PLC	139,581	589,425
DS Smith PLC	116,327	536,679
easyJet PLC	48,448	587,741
Electrocomponents PLC	19,563	157,554
Evraz PLC	273,820	2,318,161
Fresnillo PLC	28,780	318,740
G4S PLC	140,985	373,218
Hargreaves Lansdown PLC	18,563	453,366
Hikma Pharmaceuticals PLC	8,687	190,383
HomeServe PLC	15,983	241,454
Howden Joinery Group PLC	34,139	220,285
IMI PLC	27,603	364,653
Inchcape PLC	37,879	296,965
Informa PLC	62,336	662,448
Inmarsat PLC	28,858	200,018
InterContinental Hotels Group PLC	6,750	444,312
Intertek Group PLC	5,609	392,764
Investec PLC	50,154	326,176
ITV PLC	581,716	799,578
J Sainsbury PLC	237,957	593,431
John Wood Group PLC	97,165	558,952
Johnson Matthey PLC	10,437	442,197
Kingfisher PLC	208,078	569,100
Land Securities Group PLC	75,720	802,945
Marks & Spencer Group PLC	161,594	433,327
Mediclinic International PLC	44,528	172,789
Meggitt PLC	48,317	322,224
Melrose Industries PLC	233,687	537,872
Merlin Entertainments PLC(b)	36,319	207,588
Micro Focus International PLC	35,816	940,834
Mondi PLC	19,987	455,331
Next PLC	7,415	521,493
Pearson PLC	33,298	347,248
Pennon Group PLC	33,109	313,000
Persimmon PLC	68,741	1,747,109
Phoenix Group Holdings PLC	92,978	838,982
Quilter PLC(b)	127,422	227,654
Rentokil Initial PLC	57,670	291,752
Rightmove PLC	36,165	246,107
RPC Group PLC	23,858	240,666
RSA Insurance Group PLC	56,641	415,798
Sage Group PLC (The)	52,288	533,973
Schroders PLC	14,115	547,907
Schroders PLC Non-Voting Shares	5,713	178,502
Segro PLC	55,350	514,382
Severn Trent PLC	17,608	458,951
Smiths Group PLC	23,208	462,251
Spectris PLC	7,123	260,903
Spirax-Sarco Engineering PLC	2,857	333,976
SSE PLC	154,583	2,207,398
St. James’s Place PLC	35,371	494,283
Standard Life Aberdeen PLC	381,482	1,430,319
Tate & Lyle PLC	39,341	369,712
Taylor Wimpey PLC	231,928	465,638
TechnipFMC PLC	24,119	620,748
Travis Perkins PLC	18,246	295,960
Unite Group PLC (The)	22,057	273,561
United Utilities Group PLC	56,967	567,545
Weir Group PLC (The)	17,863	351,585
Whitbread PLC	8,148	480,026
WM Morrison Supermarkets PLC	176,611	452,693

Total United Kingdom		42,857,983

TOTAL COMMON STOCKS (Cost: $255,941,272)		271,816,315

RIGHTS - 0.0%

Spain - 0.0%
ACS Actividades de Construccion y Servicios S.A., expiring 7/11/19* (Cost: $34,537)	21,040	33,065

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.8%

United States - 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $2,221,359)(d)	2,221,359	$2,221,359

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $258,197,168)		274,070,739
Other Assets less Liabilities - (0.3)%		(930,126)

NET ASSETS - 100.0%		$273,140,613

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,982,916 and the total market value of the collateral held by the Fund was $3,183,243. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $961,884.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 100.3%

Australia - 10.0%
AGL Energy Ltd.	6,876	$96,553
ASX Ltd.	3,351	193,698
Aurizon Holdings Ltd.	38,040	144,151
BHP Group Ltd.	3,432	99,130
BlueScope Steel Ltd.	6,253	52,876
Brambles Ltd.	17,501	158,184
CIMIC Group Ltd.	1,934	60,761
Computershare Ltd.	7,751	88,171
Macquarie Group Ltd.	1,787	157,243
National Australia Bank Ltd.	9,163	171,813
Orica Ltd.	7,791	110,823
Ramsay Health Care Ltd.	1,790	90,743
Rio Tinto Ltd.	2,142	155,967
Santos Ltd.	12,334	61,280
Sonic Healthcare Ltd.	6,258	119,011
South32 Ltd.	26,892	60,011
Telstra Corp., Ltd.	34,737	93,850
Wesfarmers Ltd.	5,340	135,504
Westpac Banking Corp.	8,495	169,064
Woodside Petroleum Ltd.	4,469	114,029
Woolworths Group Ltd.	5,641	131,543

Total Australia		2,464,405

Belgium - 1.2%
Colruyt S.A.	2,391	138,867
UCB S.A.	1,871	155,370

Total Belgium		294,237

China - 0.3%
WH Group Ltd.(a)	71,000	71,977

Denmark - 2.4%
Carlsberg A/S Class B	1,356	180,041
Coloplast A/S Class B	1,245	140,912
H. Lundbeck A/S	1,605	63,500
Novo Nordisk A/S Class B	1,934	98,707
Tryg A/S	3,812	124,120

Total Denmark		607,280

Finland - 0.2%
Orion Oyj Class B	1,302	47,788

France - 9.0%
Alstom S.A.	4,304	199,977
AXA S.A.	9,651	253,882
Danone S.A.	2,803	237,808
Ipsen S.A.	1,271	173,690
Orange S.A.	14,728	232,547
Peugeot S.A.	6,911	170,548
Publicis Groupe S.A.	3,076	162,642
Sanofi	2,581	223,118
Societe BIC S.A.	2,403	183,485
TOTAL S.A.	2,931	164,471
Veolia Environnement S.A.	9,312	227,149

Total France		2,229,317

Germany - 5.6%
Allianz SE Registered Shares	1,087	262,430
Beiersdorf AG	868	104,334
Deutsche Boerse AG	845	119,708
Deutsche Lufthansa AG Registered Shares	3,947	67,737
Deutsche Telekom AG Registered Shares	8,318	144,096
Deutsche Wohnen SE Bearer Shares	6,430	236,297
E.ON SE	22,509	244,823
Fraport AG Frankfurt Airport Services Worldwide	1,143	98,405
Hochtief AG	904	110,257

Total Germany		1,388,087

Hong Kong - 5.1%
CK Asset Holdings Ltd.	15,000	117,408
CK Hutchison Holdings Ltd.	14,500	142,912
CK Infrastructure Holdings Ltd.	17,000	138,611
CLP Holdings Ltd.	13,500	148,954
Henderson Land Development Co., Ltd.	22,100	121,780
Hysan Development Co., Ltd.	23,000	118,790
Jardine Matheson Holdings Ltd.	1,800	113,436
Jardine Strategic Holdings Ltd.	2,800	106,764
Kerry Properties Ltd.	22,000	92,365
Swire Pacific Ltd. Class A	12,500	153,600

Total Hong Kong		1,254,620

Ireland - 0.4%
Kerry Group PLC Class A	796	95,181

Israel - 0.5%
Israel Chemicals Ltd.	25,187	131,989

Italy - 2.9%
Assicurazioni Generali SpA	6,925	130,595
Davide Campari-Milano SpA	8,454	82,940
Enel SpA	27,561	192,713
Eni SpA	11,074	184,198
Recordati SpA	2,838	118,482

Total Italy		708,928

Japan - 26.0%
ABC-Mart, Inc.	1,200	78,188
Aeon Mall Co., Ltd.	3,500	52,692
Alfresa Holdings Corp.	2,200	54,275
ANA Holdings, Inc.	2,400	79,480
Asahi Group Holdings Ltd.	1,700	76,448
Astellas Pharma, Inc.	4,800	68,387
Bandai Namco Holdings, Inc.	900	43,689
Brother Industries Ltd.	8,900	168,104
Canon, Inc.	8,100	236,519
Central Japan Railway Co.	500	100,148
Daiwa House Industry Co., Ltd.	1,900	55,392
East Japan Railway Co.	1,100	102,914
FUJIFILM Holdings Corp.	4,200	212,963
Hakuhodo DY Holdings, Inc.	2,400	40,408
Hitachi Ltd.	5,400	197,926
Hoya Corp.	1,200	91,932
Idemitsu Kosan Co., Ltd.	1,100	33,080
ITOCHU Corp.	5,200	99,449
Japan Airlines Co., Ltd.	3,900	124,631
Japan Post Holdings Co., Ltd.	10,900	123,427
Japan Tobacco, Inc.	4,800	106,011

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2019

Investments	Shares	Value
JXTG Holdings, Inc.	7,600	$37,697
Kamigumi Co., Ltd.	4,000	94,672
KDDI Corp.	2,700	68,753
Keio Corp.	800	52,645
Kintetsu Group Holdings Co., Ltd.	1,800	86,208
Kirin Holdings Co., Ltd.	2,000	43,132
Konica Minolta, Inc.	16,500	160,651
Kyushu Electric Power Co., Inc.	6,000	58,920
Kyushu Railway Co.	2,500	72,861
McDonald’s Holdings Co., Japan Ltd.	3,600	158,715
Medipal Holdings Corp.	3,700	81,699
MEIJI Holdings Co., Ltd.	600	42,881
Mitsubishi Corp.	3,500	92,259
Mitsubishi Estate Co., Ltd.	3,900	72,577
Mitsubishi Heavy Industries Ltd.	2,500	108,850
MS&AD Insurance Group Holdings, Inc.	4,200	133,321
Nippon Steel Corp.	5,300	90,957
Nippon Telegraph & Telephone Corp.	2,100	97,788
Nomura Real Estate Holdings, Inc.	4,400	94,583
Nomura Research Institute Ltd.	11,400	182,734
NTT DOCOMO, Inc.	3,400	79,288
Oji Holdings Corp.	8,800	50,804
Otsuka Corp.	700	28,165
Pan Pacific International Holdings Corp.	500	31,743
Seibu Holdings, Inc.	4,200	70,013
Seiko Epson Corp.	13,700	216,804
Sekisui House Ltd.	12,100	199,402
Seven & I Holdings Co., Ltd.	1,900	64,333
SG Holdings Co., Ltd.	2,000	56,711
Shinsei Bank Ltd.	5,600	86,957
Shionogi & Co., Ltd.	1,300	74,918
Showa Denko K.K.	400	11,769
Sohgo Security Services Co., Ltd.	1,300	59,968
Sony Corp.	2,600	136,298
Sony Financial Holdings, Inc.	3,000	72,062
SUMCO Corp.	11,800	140,408
Sumitomo Corp.	6,100	92,429
Sumitomo Dainippon Pharma Co., Ltd.	1,300	24,651
Sumitomo Heavy Industries Ltd.	900	30,950
Suntory Beverage & Food Ltd.	1,400	60,878
Suzuken Co., Ltd.	1,500	87,990
T&D Holdings, Inc.	6,000	65,129
Taiheiyo Cement Corp.	1,600	48,413
Teijin Ltd.	7,600	129,582
Tobu Railway Co., Ltd.	2,900	84,518
Tokio Marine Holdings, Inc.	2,000	100,223
Tokyo Electric Power Co. Holdings, Inc.*	8,700	45,381
Toyo Suisan Kaisha Ltd.	2,000	82,421
West Japan Railway Co.	1,500	121,348
Yamada Denki Co., Ltd.	25,200	111,569

Total Japan		6,443,091

Netherlands - 2.3%
Aegon N.V.	788	3,929
EXOR N.V.	1,388	97,368
Heineken Holding N.V.	1,510	158,718
Koninklijke Ahold Delhaize N.V.	5,782	130,229
Randstad N.V.	1,345	73,981
Wolters Kluwer N.V.	1,435	104,620

Total Netherlands		568,845

Norway - 1.0%
Mowi ASA	4,958	115,983
Telenor ASA	6,107	129,717

Total Norway		245,700

Singapore - 1.9%
ComfortDelGro Corp., Ltd.	44,000	86,507
Singapore Exchange Ltd.	32,600	190,837
Wilmar International Ltd.	69,500	190,066

Total Singapore		467,410

Spain - 3.8%
Aena SME S.A.(a)	570	113,141
Banco Bilbao Vizcaya Argentaria S.A.	17,821	99,788
Banco Santander S.A.	26,152	121,525
Enagas S.A.	6,635	177,338
Endesa S.A.	6,420	165,304
Red Electrica Corp. S.A.	7,510	156,637
Telefonica S.A.	14,460	118,909

Total Spain		952,642

Sweden - 2.9%
Essity AB Class B	3,213	98,833
ICA Gruppen AB	2,466	106,101
Securitas AB Class B	6,949	122,006
Skandinaviska Enskilda Banken AB Class A	13,123	121,524
Svenska Handelsbanken AB Class A	8,990	89,026
Swedish Match AB	1,473	62,234
Telia Co. AB	25,195	111,987

Total Sweden		711,711

Switzerland - 7.5%
Adecco Group AG Registered Shares	3,812	229,345
Coca-Cola HBC AG*	2,237	84,614
Nestle S.A. Registered Shares	2,806	290,845
Novartis AG Registered Shares	3,113	284,800
Roche Holding AG Genusschein	946	266,481
Sonova Holding AG Registered Shares	1,170	266,160
Swisscom AG Registered Shares	320	160,853
Zurich Insurance Group AG	770	268,434

Total Switzerland		1,851,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2019

Investments	Shares	Value
United Kingdom - 17.3%
Admiral Group PLC	3,552	$99,816
Associated British Foods PLC	2,966	92,974
Auto Trader Group PLC(a)	14,787	103,093
Aviva PLC	37,948	201,155
Barratt Developments PLC	21,070	153,547
Berkeley Group Holdings PLC	3,339	158,551
BT Group PLC	21,746	54,373
Coca-Cola European Partners PLC*	3,249	183,568
Compass Group PLC	10,334	248,180
Diageo PLC	3,904	168,138
Direct Line Insurance Group PLC	32,848	138,711
Evraz PLC	4,454	37,708
GlaxoSmithKline PLC	7,837	157,252
Imperial Brands PLC	3,993	93,852
Marks & Spencer Group PLC	46,269	124,074
Merlin Entertainments PLC(a)	39,869	227,879
Next PLC	1,185	83,340
Pearson PLC	11,134	116,111
Persimmon PLC	5,278	134,145
Reckitt Benckiser Group PLC	1,095	86,599
RELX PLC	6,446	156,652
Rio Tinto PLC	2,750	170,814
Royal Dutch Shell PLC Class A	7,039	230,458
Sage Group PLC (The)	8,253	84,281
Segro PLC	15,367	142,809
Smith & Nephew PLC	7,653	166,067
Taylor Wimpey PLC	76,154	152,893
Tesco PLC	49,247	142,088
Unilever N.V. CVA	3,186	194,327
Unilever PLC	3,067	191,050

Total United Kingdom		4,294,505

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $23,715,637)		24,829,245
Other Assets less Liabilities - (0.3)%		(78,889)

NET ASSETS - 100.0%		$24,750,356

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2019	335,448	AUD	230,862	USD	$4,547	$—
Bank of America N.A.	7/3/2019	174,800	CHF	175,370	USD	3,930	—
Bank of America N.A.	7/3/2019	602,496	CHF	603,931	USD	14,073	—
Bank of America N.A.	7/3/2019	292,411	DKK	44,018	USD	602	—
Bank of America N.A.	7/3/2019	424,379	EUR	477,007	USD	6,316	—
Bank of America N.A.	7/3/2019	287,151	GBP	362,340	USD	3,135	—
Bank of America N.A.	7/3/2019	727,422	GBP	917,396	USD	8,442	—
Bank of America N.A.	7/3/2019	26,632	ILS	7,403	USD	65	—
Bank of America N.A.	7/3/2019	38,865,057	JPY	358,945	USD	1,815	—
Bank of America N.A.	7/3/2019	213,761	NOK	24,552	USD	520	—
Bank of America N.A.	7/3/2019	572,986	SEK	60,544	USD	1,217	—
Bank of America N.A.	7/3/2019	30,270	SGD	22,097	USD	277	—
Bank of America N.A.	7/3/2019	295,687	USD	426,383	AUD	—	(3,538)
Bank of America N.A.	7/3/2019	434,296	USD	435,608	CHF	—	(12,524)
Bank of America N.A.	7/3/2019	49,403	USD	330,184	DKK	—	(981)
Bank of America N.A.	7/3/2019	899,218	USD	804,960	EUR	—	(17,548)
Bank of America N.A.	7/3/2019	840,668	USD	665,970	GBP	—	(6,955)
Bank of America N.A.	7/3/2019	13,684	USD	49,558	ILS	—	(212)
Bank of America N.A.	7/3/2019	623,239	USD	67,508,126	JPY	—	(3,396)
Bank of America N.A.	7/3/2019	313,403	USD	33,939,789	JPY	—	(1,639)
Bank of America N.A.	7/3/2019	46,495	USD	406,567	NOK	—	(1,192)
Bank of America N.A.	7/3/2019	77,684	USD	737,678	SEK	—	(1,829)
Bank of America N.A.	7/3/2019	40,845	USD	56,195	SGD	—	(691)
Barclays Bank PLC	7/3/2019	2,103,504	NOK	246,630	USD	93	—
Barclays Bank PLC	7/31/2019	250,740	USD	2,136,551	NOK	—	(98)
Citibank N.A.	7/3/2019	292,517	SGD	216,132	USD	79	—
Citibank N.A.	7/3/2019	156,448	USD	225,615	AUD	—	(1,883)
Citibank N.A.	7/3/2019	295,687	USD	426,412	AUD	—	(3,559)
Citibank N.A.	7/3/2019	229,786	USD	230,481	CHF	—	(6,628)
Citibank N.A.	7/3/2019	434,296	USD	435,610	CHF	—	(12,526)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2019

Citibank N.A.	7/3/2019	26,139	USD	174,707	DKK	$—	$(520)
Citibank N.A.	7/3/2019	49,403	USD	330,186	DKK	—	(981)
Citibank N.A.	7/3/2019	475,775	USD	425,903	EUR	—	(9,284)
Citibank N.A.	7/3/2019	899,218	USD	804,952	EUR	—	(17,539)
Citibank N.A.	7/3/2019	444,796	USD	352,361	GBP	—	(3,678)
Citibank N.A.	7/3/2019	840,668	USD	665,971	GBP	—	(6,957)
Citibank N.A.	7/3/2019	7,241	USD	26,255	ILS	—	(121)
Citibank N.A.	7/3/2019	13,684	USD	49,560	ILS	—	(212)
Citibank N.A.	7/3/2019	329,755	USD	35,718,929	JPY	—	(1,801)
Citibank N.A.	7/3/2019	623,239	USD	67,507,939	JPY	—	(3,395)
Citibank N.A.	7/3/2019	24,601	USD	215,115	NOK	—	(630)
Citibank N.A.	7/3/2019	46,495	USD	406,554	NOK	—	(1,190)
Citibank N.A.	7/3/2019	41,103	USD	390,327	SEK	—	(969)
Citibank N.A.	7/3/2019	77,684	USD	737,676	SEK	—	(1,829)
Citibank N.A.	7/3/2019	21,611	USD	29,734	SGD	—	(366)
Citibank N.A.	7/3/2019	40,845	USD	56,197	SGD	—	(693)
Citibank N.A.	7/31/2019	230,853	USD	312,283	SGD	—	(82)
Goldman Sachs	7/3/2019	381,497,279	JPY	3,541,472	USD	—	(274)
Goldman Sachs	7/3/2019	3,641,086	SEK	392,549	USD	—	(84)
Goldman Sachs	7/3/2019	295,687	USD	426,383	AUD	—	(3,538)
Goldman Sachs	7/3/2019	434,296	USD	435,604	CHF	—	(12,521)
Goldman Sachs	7/3/2019	49,403	USD	330,209	DKK	—	(984)
Goldman Sachs	7/3/2019	899,218	USD	804,929	EUR	—	(17,513)
Goldman Sachs	7/3/2019	840,668	USD	665,962	GBP	—	(6,945)
Goldman Sachs	7/3/2019	13,684	USD	49,556	ILS	—	(211)
Goldman Sachs	7/3/2019	623,239	USD	67,506,132	JPY	—	(3,378)
Goldman Sachs	7/3/2019	46,495	USD	406,562	NOK	—	(1,191)
Goldman Sachs	7/3/2019	77,684	USD	737,674	SEK	—	(1,828)
Goldman Sachs	7/3/2019	40,845	USD	56,198	SGD	—	(694)
Goldman Sachs	7/31/2019	2,884,297	USD	310,035,968	JPY	194	—
Goldman Sachs	7/31/2019	596,791	USD	5,523,705	SEK	133	—
HSBC Holdings PLC	7/3/2019	4,130,977	EUR	4,703,849	USD	905	—
HSBC Holdings PLC	7/3/2019	258,395	ILS	72,412	USD	42	—
HSBC Holdings PLC	7/3/2019	225,290	USD	324,884	AUD	—	(2,706)
HSBC Holdings PLC	7/3/2019	330,895	USD	331,893	CHF	—	(9,541)
HSBC Holdings PLC	7/3/2019	37,644	USD	251,611	DKK	—	(750)
HSBC Holdings PLC	7/3/2019	685,120	USD	613,290	EUR	—	(13,354)
HSBC Holdings PLC	7/3/2019	640,511	USD	507,403	GBP	—	(5,295)
HSBC Holdings PLC	7/3/2019	10,429	USD	37,768	ILS	—	(161)
HSBC Holdings PLC	7/3/2019	474,853	USD	51,434,747	JPY	—	(2,583)
HSBC Holdings PLC	7/3/2019	35,427	USD	309,779	NOK	—	(907)
HSBC Holdings PLC	7/3/2019	59,192	USD	562,081	SEK	—	(1,394)
HSBC Holdings PLC	7/3/2019	31,123	USD	42,819	SGD	—	(526)
HSBC Holdings PLC	7/31/2019	4,659,954	USD	4,082,994	EUR	—	(880)
HSBC Holdings PLC	7/31/2019	65,464	USD	233,216	ILS	—	(42)
Morgan Stanley & Co. International	7/3/2019	1,710,720	CHF	1,753,710	USD	1,044	—
Morgan Stanley & Co. International	7/3/2019	2,811,165	GBP	3,574,964	USD	2,991	—
Morgan Stanley & Co. International	7/3/2019	160,097	USD	231,551	AUD	—	(2,400)
Morgan Stanley & Co. International	7/3/2019	235,146	USD	233,538	CHF	—	(4,403)
Morgan Stanley & Co. International	7/3/2019	26,749	USD	176,948	DKK	—	(252)
Morgan Stanley & Co. International	7/3/2019	486,873	USD	431,334	EUR	—	(4,372)
Morgan Stanley & Co. International	7/3/2019	455,172	USD	358,584	GBP	—	(1,221)
Morgan Stanley & Co. International	7/3/2019	7,409	USD	26,647	ILS	—	(63)
Morgan Stanley & Co. International	7/3/2019	337,447	USD	36,566,364	JPY	—	(1,975)
Morgan Stanley & Co. International	7/3/2019	25,174	USD	218,260	NOK	—	(426)
Morgan Stanley & Co. International	7/3/2019	42,062	USD	398,851	SEK	—	(929)
Morgan Stanley & Co. International	7/3/2019	22,115	USD	30,219	SGD	—	(221)
Morgan Stanley & Co. International	7/31/2019	997,266	USD	970,249	CHF	—	(591)
Morgan Stanley & Co. International	7/31/2019	3,539,951	USD	2,779,737	GBP	—	(2,973)
UBS AG	7/3/2019	44,375	AUD	30,870	USD	272	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2019

UBS AG	7/3/2019	3,248,398	AUD	2,277,764	USD	$1,883	$—
UBS AG	7/3/2019	1,600,256	DKK	244,126	USD	60	—
UBS AG	7/3/2019	55,966	EUR	63,784	USD	—	(44)
UBS AG	7/3/2019	38,061	GBP	48,451	USD	—	(8)
UBS AG	7/3/2019	5,150,145	JPY	47,997	USD	—	(192)
UBS AG	7/3/2019	295,687	USD	426,385	AUD	—	(3,540)
UBS AG	7/3/2019	814,913	USD	1,185,113	AUD	—	(16,770)
UBS AG	7/3/2019	434,296	USD	435,605	CHF	—	(12,522)
UBS AG	7/3/2019	49,403	USD	330,184	DKK	—	(981)
UBS AG	7/3/2019	899,218	USD	804,949	EUR	—	(17,535)
UBS AG	7/3/2019	840,668	USD	665,960	GBP	—	(6,943)
UBS AG	7/3/2019	13,684	USD	49,561	ILS	—	(213)
UBS AG	7/3/2019	623,239	USD	67,507,254	JPY	—	(3,388)
UBS AG	7/3/2019	46,495	USD	406,560	NOK	—	(1,191)
UBS AG	7/3/2019	77,684	USD	737,679	SEK	—	(1,829)
UBS AG	7/3/2019	40,845	USD	56,197	SGD	—	(693)
UBS AG	7/31/2019	2,331,570	USD	3,321,855	AUD	—	(1,936)
UBS AG	7/31/2019	425,912	USD	2,785,015	DKK	—	(113)

						$52,635	$(300,470)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 3.5%
Altium Ltd.	1,606	$38,544
ARB Corp., Ltd.	1,786	22,811
Aristocrat Leisure Ltd.	13,773	296,915
Beach Energy Ltd.	32,987	45,950
BlueScope Steel Ltd.	8,956	75,733
carsales.com Ltd.	10,273	97,539
Cochlear Ltd.	1,150	166,923
Computershare Ltd.	17,617	200,400
Corporate Travel Management Ltd.(a)	2,857	45,110
CSL Ltd.	6,908	1,042,253
Domino’s Pizza Enterprises Ltd.	3,248	85,792
IDP Education Ltd.	3,304	40,946
Invocare Ltd.(a)	3,345	37,534
Magellan Financial Group Ltd.	8,029	287,352
NIB Holdings Ltd.	18,008	96,927
Northern Star Resources Ltd.	8,845	72,311
Pendal Group Ltd.	27,141	136,180
Reece Ltd.	13,123	89,881
Regis Resources Ltd.	21,043	77,969
St Barbara Ltd.	30,105	62,111
Technology One Ltd.	6,879	38,039
Viva Energy Group Ltd.(b)	55,435	82,082
Webjet Ltd.	2,314	22,084

Total Australia		3,161,386

Austria - 0.0%
S IMMO AG	1,680	36,427

Belgium - 0.3%
bpost S.A.	33,005	313,318

China - 2.6%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	17,000	30,508
China Overseas Land & Investment Ltd.	436,000	1,607,270
CSPC Pharmaceutical Group Ltd.	128,000	206,438
Guangdong Investment Ltd.	268,000	530,340

Total China		2,374,556

Denmark - 6.2%
Chr Hansen Holding A/S	1,538	144,648
Coloplast A/S Class B	5,496	622,053
DFDS A/S	1,169	49,657
DSV A/S	912	89,697
GN Store Nord A/S	800	37,388
Novo Nordisk A/S Class B	59,170	3,019,891
Novozymes A/S Class B	5,359	250,288
Orsted A/S(b)	9,406	814,593
Rockwool International A/S Class B	243	62,140
Royal Unibrew A/S	1,502	109,774
SimCorp A/S	598	57,939
Vestas Wind Systems A/S	3,570	308,848

Total Denmark		5,566,916

Finland - 3.2%
DNA Oyj	5,776	138,132
Kone Oyj Class B	19,210	1,135,383
Metsa Board Oyj	27,931	150,197
Neste Oyj	21,305	723,982
Nokian Renkaat Oyj	10,610	331,790
Wartsila Oyj Abp	28,635	415,935

Total Finland		2,895,419

France - 6.2%
Alten S.A.	464	55,694
Cie Plastic Omnium S.A.	6,970	182,005
Gaztransport Et Technigaz S.A.	1,774	178,083
Hermes International	1,007	727,283
Ipsen S.A.	935	127,773
Kering S.A.	3,536	2,094,338
Rubis SCA	3,726	210,122
Safran S.A.	7,872	1,155,093
Sartorius Stedim Biotech	516	81,503
Teleperformance	799	160,325
Trigano S.A.	716	65,394
Valeo S.A.	16,304	531,016

Total France		5,568,629

Germany - 8.6%
adidas AG	3,335	1,031,130
Bechtle AG	618	71,082
CANCOM SE	504	26,815
CTS Eventim AG & Co. KGaA	2,020	94,131
Dermapharm Holding SE	1,639	56,555
Deutsche Wohnen SE Bearer Shares	9,874	362,860
Fuchs Petrolub SE	2,382	85,041
Hochtief AG	4,284	522,500
Hugo Boss AG	4,488	298,990
Infineon Technologies AG	27,980	495,479
MTU Aero Engines AG	957	228,320
Nemetschek SE	942	56,802
NORMA Group SE	1,349	55,981
SAP SE	21,393	2,941,998
Siemens Healthineers AG(b)	24,949	1,054,367
Siltronic AG	3,526	257,950
Sixt SE	930	99,766
Wirecard AG	192	32,371

Total Germany		7,772,138

Hong Kong - 1.2%
Galaxy Entertainment Group Ltd.	113,000	761,530
Melco International Development Ltd.	12,000	26,603
Techtronic Industries Co., Ltd.	37,500	287,040
Vitasoy International Holdings Ltd.	12,000	57,677

Total Hong Kong		1,132,850

Ireland - 0.4%
Hibernia REIT PLC	22,668	37,431
Kerry Group PLC Class A	1,502	179,600
Kingspan Group PLC	2,137	116,229

Total Ireland		333,260

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2019

Investments	Shares	Value
Israel - 0.4%
Israel Chemicals Ltd.	65,374	$342,583

Italy - 1.6%
Amplifon SpA	2,117	49,567
Brunello Cucinelli SpA	1,027	34,689
De’ Longhi SpA	4,015	81,295
DiaSorin SpA	715	83,134
Ferrari N.V.	1,947	316,623
Freni Brembo SpA	9,873	113,895
IMA Industria Macchine Automatiche SpA	1,417	117,557
Interpump Group SpA	1,448	44,621
Moncler SpA	3,924	168,021
Recordati SpA	6,818	284,641
Reply SpA	472	32,224
Salvatore Ferragamo SpA	3,751	89,619
Technogym SpA(b)	5,276	58,821

Total Italy		1,474,707

Japan - 17.5%
Advantest Corp.	9,200	253,184
Ain Holdings, Inc.	400	23,278
Asahi Intecc Co., Ltd.	1,400	34,487
Astellas Pharma, Inc.	65,700	936,045
Bandai Namco Holdings, Inc.	7,700	373,779
Benefit One, Inc.	2,800	48,287
Chugai Pharmaceutical Co., Ltd.	8,900	581,548
Daifuku Co., Ltd.	2,600	146,000
Daito Trust Construction Co., Ltd.	4,300	548,176
Disco Corp.	900	147,689
Elecom Co., Ltd.	1,100	37,266
en-japan, Inc.	1,000	38,936
Fast Retailing Co., Ltd.	1,000	604,511
Funai Soken Holdings, Inc.	1,000	24,206
GMO Payment Gateway, Inc.	400	27,511
Harmonic Drive Systems, Inc.(a)	1,300	50,135
Haseko Corp.	29,600	299,462
Hikari Tsushin, Inc.	900	196,222
Hoya Corp.	5,600	429,018
Infocom Corp.	700	15,937
Japan Lifeline Co., Ltd.(a)	1,900	30,738
Japan Material Co., Ltd.	1,300	18,509
JINS, Inc.	400	22,239
Kakaku.com, Inc.	4,800	92,668
Kaken Pharmaceutical Co., Ltd.	1,800	84,203
Kao Corp.	9,300	708,678
Keyence Corp.	500	306,896
Kobe Bussan Co., Ltd.	500	24,271
Konami Holdings Corp.	4,600	215,612
Kose Corp.	800	134,175
Kotobuki Spirits Co., Ltd.	300	14,089
Lasertec Corp.	700	27,743
M3, Inc.	2,700	49,344
Mani, Inc.	300	19,241
Maruwa Unyu Kikan Co., Ltd.	300	13,226
McDonald’s Holdings Co., Japan Ltd.	1,100	48,496
Meitec Corp.	1,400	71,858
Miroku Jyoho Service Co., Ltd.	400	12,567
Mixi, Inc.	5,400	108,311
MonotaRO Co., Ltd.	1,700	41,435
Murata Manufacturing Co., Ltd.	17,600	790,644
Nidec Corp.	2,800	382,681
Nihon M&A Center, Inc.	2,100	50,366
Nintendo Co., Ltd.	4,000	1,466,122
Nippon Shinyaku Co., Ltd.	1,000	70,540
Nissan Chemical Corp.	3,300	148,705
Obic Co., Ltd.	1,300	147,206
Open House Co., Ltd.	1,800	73,677
Oracle Corp.	2,600	189,920
Outsourcing, Inc.	2,900	35,153
Pigeon Corp.	2,500	100,589
Pilot Corp.	1,000	38,658
Recruit Holdings Co., Ltd.	17,800	593,774
Relo Group, Inc.	1,800	45,326
Round One Corp.	1,700	21,570
SCSK Corp.	2,700	132,820
Seria Co., Ltd.(a)	2,100	48,514
Shimano, Inc.	1,200	178,541
Shin-Etsu Chemical Co., Ltd.	12,100	1,127,005
Shionogi & Co., Ltd.	6,500	374,592
Showa Denko K.K.	8,000	235,381
Sysmex Corp.	2,400	156,532
Systena Corp.	1,400	22,896
TechnoPro Holdings, Inc.	900	47,782
Toei Animation Co., Ltd.	900	41,767
Tokai Carbon Co., Ltd.	6,300	65,725
Tokuyama Corp.	1,900	51,353
Tokyo Electron Ltd.	11,000	1,543,716
Tosho Co., Ltd.	400	10,136
Trend Micro, Inc.	5,800	258,669
Ulvac, Inc.	2,400	76,072
United Arrows Ltd.	800	24,986
Universal Entertainment Corp.	1,600	47,745
USS Co., Ltd.	9,600	189,166
Workman Co., Ltd.	800	34,713
ZOZO, Inc.	5,100	95,572

Total Japan		15,778,590

Kazakhstan - 0.1%
KAZ Minerals PLC	7,409	56,935

Netherlands - 3.2%
ASM International N.V.	1,391	90,704
ASML Holding N.V.	6,722	1,406,533
Corbion N.V.	1,597	52,087
Euronext N.V.(b)	2,220	168,247
Koninklijke DSM N.V.	5,086	629,584
TKH Group N.V. CVA	1,459	90,635
Wolters Kluwer N.V.	5,673	413,596

Total Netherlands		2,851,386

New Zealand - 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	13,269	137,781
Mainfreight Ltd.	2,258	61,725
Ryman Healthcare Ltd.	12,242	96,613

Total New Zealand		296,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2019

Investments	Shares	Value
Norway - 3.5%
Borregaard ASA	3,174	$36,780
DNO ASA	36,593	66,310
Grieg Seafood ASA	4,916	68,210
Mowi ASA	33,391	781,116
Salmar ASA	9,145	397,826
Telenor ASA	84,490	1,794,634

Total Norway		3,144,876

Portugal - 0.4%
Altri, SGPS, S.A.	9,806	68,175
Jeronimo Martins, SGPS, S.A.	18,620	300,361

Total Portugal		368,536

Singapore - 0.8%
First Resources Ltd.	42,100	49,476
SATS Ltd.	52,900	204,101
Sheng Siong Group Ltd.	64,200	52,197
Singapore Technologies Engineering Ltd.	149,400	457,161

Total Singapore		762,935

Spain - 6.1%
Amadeus IT Group S.A.	9,801	777,502
Cie Automotive S.A.	4,047	117,338
Ence Energia y Celulosa S.A.	22,974	103,814
Faes Farma S.A.	11,893	56,139
Grifols S.A.	9,511	281,609
Industria de Diseno Textil S.A.	133,114	4,009,563
Prosegur Cash S.A.(b)	80,315	159,145

Total Spain		5,505,110

Sweden - 2.9%
AAK AB	3,810	72,273
AddTech AB Class B	1,374	41,761
Alfa Laval AB	14,067	307,169
Atlas Copco AB Class B	12,289	352,848
Beijer Ref AB	2,251	54,345
Bonava AB Class B	5,307	66,694
Epiroc AB Class A	12,629	131,596
Epiroc AB Class B	5,588	55,397
Evolution Gaming Group AB(b)	3,345	66,264
Fagerhult AB(a)	7,764	51,463
Hexpol AB	11,995	97,801
Indutrade AB	2,607	83,395
Lifco AB Class B	1,141	63,271
Loomis AB Class B	2,717	93,474
Mycronic AB	3,322	40,387
Nolato AB Class B	857	52,326
Paradox Interactive AB(a)	982	16,342
Sandvik AB	42,466	780,830
Sectra AB Class B*	584	21,180
Sweco AB Class B	3,179	87,302
Thule Group AB(b)	3,684	91,086
Vitrolife AB	681	13,285

Total Sweden		2,640,489

Switzerland - 6.8%
Givaudan S.A. Registered Shares	261	737,760
Kuehne + Nagel International AG Registered Shares	6,897	1,025,000
Logitech International S.A. Registered Shares	3,916	156,680
Partners Group Holding AG	1,068	840,160
Roche Holding AG Bearer Shares	5,498	1,542,823
Schindler Holding AG Participation Certificate	930	207,271
Schindler Holding AG Registered Shares	1,720	376,107
SFS Group AG	1,230	104,834
SGS S.A. Registered Shares	297	757,579
Sonova Holding AG Registered Shares	975	221,800
Straumann Holding AG Registered Shares	133	117,504
Temenos AG Registered Shares*	407	72,905

Total Switzerland		6,160,423

United Kingdom - 23.9%
Abcam PLC	1,538	28,852
Ashmore Group PLC	22,884	148,389
Ashtead Group PLC	7,921	227,227
Barratt Developments PLC	74,073	539,806
Brewin Dolphin Holdings PLC	18,484	71,938
British American Tobacco PLC	91,481	3,200,603
Compass Group PLC	29,077	698,309
Countryside Properties PLC(b)	18,733	71,143
Cranswick PLC	921	30,312
Croda International PLC	2,115	137,818
Diageo PLC	48,212	2,076,403
Diploma PLC	2,154	41,998
Diversified Gas & Oil PLC	39,483	55,778
Domino’s Pizza Group PLC	17,291	61,177
Dunelm Group PLC	5,925	69,375
Electrocomponents PLC	8,855	71,315
Euromoney Institutional Investor PLC	3,204	53,092
Evraz PLC	141,441	1,197,440
FDM Group Holdings PLC	3,168	37,537
Ferrexpo PLC	16,928	59,742
Fresnillo PLC	17,437	193,115
Games Workshop Group PLC	789	49,867
Greggs PLC	1,536	44,923
Halma PLC	2,901	74,581
Hargreaves Lansdown PLC	9,342	228,161
Hays PLC	83,921	167,793
Hill & Smith Holdings PLC	2,028	30,224
HomeServe PLC	5,217	78,813
Howden Joinery Group PLC	13,189	85,103
Intertek Group PLC	2,799	195,997
JD Sports Fashion PLC	2,918	21,777
John Laing Group PLC(b)	12,362	61,957
Marshalls PLC	5,676	49,303
Moneysupermarket.com Group PLC	14,907	78,222
Next PLC	3,701	260,289
NMC Health PLC	1,225	37,464
Pagegroup PLC	15,081	98,463
RELX PLC	35,705	867,710
Renishaw PLC	948	51,374
Rightmove PLC	10,976	74,693
Rio Tinto PLC	56,276	3,495,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2019

Investments	Shares	Value
Rotork PLC	14,846	$59,820
Safestore Holdings PLC	5,905	46,106
Softcat PLC	5,693	70,390
Spirax-Sarco Engineering PLC	864	101,000
SSP Group PLC	8,683	75,809
Unilever N.V. CVA	64,222	3,917,166
Unilever PLC	31,960	1,990,862
Unite Group PLC (The)	6,658	82,576
WH Smith PLC	2,673	67,018

Total United Kingdom		21,534,365

TOTAL COMMON STOCKS (Cost: $88,419,176)		90,071,953

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $123,967)(d)	123,967	123,967

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $88,543,143)		90,195,920
Other Assets less Liabilities - 0.2%		171,598

NET ASSETS - 100.0%		$90,367,518

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $117,949 and the total market value of the collateral held by the Fund was $123,967.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/2/2019	9,696	USD	7,638	GBP	$—	$(25)
Canadian Imperial Bank of Commerce	7/2/2019	6,640	USD	5,846	EUR	—	(17)
Societe Generale	7/2/2019	30,249	USD	3,263,652	JPY	—	(43)

						$—	$(85)

CURRENCY LEGEND

EUR	Euro
GBP	British pound
JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 10.0%
Accent Group Ltd.	1,527,265	$1,484,385
Adelaide Brighton Ltd.	1,423,156	4,034,747
ALS Ltd.	643,455	3,314,337
Altium Ltd.	48,084	1,154,009
AMA Group Ltd.	39	39
Ansell Ltd.	150,300	2,831,951
AP Eagers Ltd.(a)	320,030	2,200,894
ARB Corp., Ltd.(a)	9	115
ARQ Group Ltd.	704,775	346,203
AUB Group Ltd.	31	227
Australian Pharmaceutical Industries Ltd.	1,230,663	1,139,975
Bank of Queensland Ltd.	1,092,116	7,303,719
Bapcor Ltd.	465,742	1,823,736
Blackmores Ltd.(a)	23,526	1,484,357
Breville Group Ltd.	118,458	1,359,972
Brickworks Ltd.	212,188	2,425,629
Capitol Health Ltd.	4,092,860	660,598
carsales.com Ltd.	313,543	2,976,990
Cedar Woods Properties Ltd.	30	120
Corporate Travel Management Ltd.(a)	98,704	1,558,474
Costa Group Holdings Ltd.	458,719	1,300,500
Credit Corp. Group Ltd.	89,112	1,658,411
CSR Ltd.	1,270,768	3,486,787
Data#3 Ltd.	458,760	682,502
Domino’s Pizza Enterprises Ltd.	108,364	2,862,312
DuluxGroup Ltd.	469,733	3,072,199
ERM Power Ltd.	367,725	482,555
Estia Health Ltd.	708,412	1,312,418
Event Hospitality and Entertainment Ltd.	302,884	2,656,860
FlexiGroup Ltd.	737,284	843,344
G8 Education Ltd.	822,543	1,748,975
Genworth Mortgage Insurance Australia Ltd.(a)	1,095,903	2,161,030
GUD Holdings Ltd.	201,170	1,413,122
GWA Group Ltd.	673,588	1,616,601
Healius Ltd.	734,854	1,557,365
HT&E Ltd.(a)	148,988	184,012
Infomedia Ltd.	462,656	553,560
Inghams Group Ltd.(a)	777,150	2,192,367
Integral Diagnostics Ltd.	448,076	993,622
Integrated Research Ltd.	295,896	685,229
Invocare Ltd.(a)	149,958	1,682,676
IOOF Holdings Ltd.(a)	1,271,593	4,613,400
IPH Ltd.	293,388	1,535,902
IRESS Ltd.	228,011	2,228,894
IVE Group Ltd.	6	9
Japara Healthcare Ltd.(a)	1,080,078	852,688
JB Hi-Fi Ltd.(a)	231,758	4,204,145
Jupiter Mines Ltd.	10,240,044	2,479,153
Link Administration Holdings Ltd.	748,709	2,627,033
Lovisa Holdings Ltd.	139,212	1,109,781
McMillan Shakespeare Ltd.	185,792	1,591,934
Metcash Ltd.	1,449,985	2,615,044
Mineral Resources Ltd.	253,692	2,666,865
Monadelphous Group Ltd.	153,206	2,022,306
Monash IVF Group Ltd.	755,956	740,037
MyState Ltd.	12	38
Navigator Global Investments Ltd.	448,122	1,239,010
New Hope Corp., Ltd.	1,862,410	3,541,824
NIB Holdings Ltd.	548,183	2,950,552
Nick Scali Ltd.(a)	292,973	1,287,017
Nine Entertainment Co. Holdings Ltd.	2,439,269	3,209,544
OFX Group Ltd.	25	24
Orora Ltd.	1,959,740	4,455,802
OZ Minerals Ltd.	374,906	2,638,795
Peet Ltd.	34	27
Pendal Group Ltd.	851,286	4,271,338
Perpetual Ltd.	126,082	3,737,312
Platinum Asset Management Ltd.	1,418,396	4,827,493
Premier Investments Ltd.	297,399	3,165,975
Regis Healthcare Ltd.(a)	837,090	1,544,935
Regis Resources Ltd.	675,585	2,503,204
Reliance Worldwide Corp., Ltd.	715,712	1,767,923
Ruralco Holdings Ltd.	31	91
Sandfire Resources NL	314,658	1,477,227
SG Fleet Group Ltd.	669,273	1,385,504
Sigma Healthcare Ltd.	3,205,914	1,248,611
Sims Metal Management Ltd.	400,939	3,055,558
SmartGroup Corp., Ltd.	269,348	1,576,385
Southern Cross Media Group Ltd.	2,406,049	2,110,556
Spark Infrastructure Group	4,107,576	7,004,454
St Barbara Ltd.	885,846	1,827,629
Steadfast Group Ltd.	825,177	2,032,528
Super Retail Group Ltd.	414,557	2,394,233
Tassal Group Ltd.	18	62
Technology One Ltd.	200,600	1,109,276

Total Australia		164,897,042

Austria - 1.2%
EVN AG	184,901	2,800,519
Oesterreichische Post AG	157,753	5,308,633
Palfinger AG	20	615
Porr AG(a)	75,833	1,675,358
S IMMO AG	74,320	1,611,463
UNIQA Insurance Group AG	694,019	6,476,911
Wienerberger AG	106,702	2,636,816

Total Austria		20,510,315

Belgium - 1.2%
Bekaert S.A.	72,580	1,948,984
bpost S.A.	880,695	8,360,473
D’ieteren S.A./N.V.	63,235	2,909,287
Econocom Group S.A./N.V.	384,956	1,376,539
Euronav N.V.	146,168	1,369,102
Greenyard N.V.(a)	120,043	472,999
Ontex Group N.V.	92,291	1,490,333
Orange Belgium S.A.	75,480	1,499,084

Total Belgium		19,426,801

China - 2.5%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	623,000	1,118,011
China Agri-Industries Holdings Ltd.	4,723,900	1,517,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2019

Investments	Shares	Value
China Overseas Grand Oceans Group Ltd.	5,653,900	$2,489,525
China Power International Development Ltd.	23,892,800	5,841,312
China South City Holdings Ltd.	14,732,200	2,168,580
China Traditional Chinese Medicine Holdings Co., Ltd.	6,197,900	3,014,659
CITIC Telecom International Holdings Ltd.	8,147,822	3,233,056
CPMC Holdings Ltd.	9	3
Dah Chong Hong Holdings Ltd.	7,175,600	2,397,224
Genertec Universal Medical Group Co., Ltd.(b)	2,875,700	2,300,560
Guotai Junan International Holdings Ltd.(a)	12,768,000	2,206,310
Hua Hong Semiconductor Ltd.(b)	969,600	1,876,525
Poly Property Group Co., Ltd.	6,389,600	2,339,105
Shanghai Industrial Holdings Ltd.	2,675,600	5,801,557
Shougang Fushan Resources Group Ltd.	14,680,000	3,194,368
Xiwang Special Steel Co., Ltd.	9,878,500	1,744,938

Total China		41,243,428

Denmark - 1.4%
Alm Brand A/S	318,293	2,814,324
DFDS A/S	38,104	1,618,577
FLSmidth & Co. A/S	73,888	3,347,169
Matas A/S	145,838	1,584,325
Ringkjoebing Landbobank A/S	32,429	2,107,836
Scandinavian Tobacco Group A/S Class A(b)	267,922	3,127,256
Schouw & Co. A/S	25,280	1,928,593
Spar Nord Bank A/S	300,076	2,641,804
Sydbank A/S	174,233	3,325,686

Total Denmark		22,495,570

Finland - 2.9%
Aktia Bank Oyj	178,780	1,757,023
Cargotec Oyj Class B	78,408	2,980,536
Citycon Oyj	445,044	4,642,437
Cramo Oyj	88,965	2,115,423
Finnair Oyj	185,047	1,475,121
Fiskars Oyj Abp	8,863	145,342
Kemira Oyj	235,902	3,476,270
Konecranes Oyj	115,924	4,431,720
Lassila & Tikanoja Oyj	97,602	1,596,103
Metsa Board Oyj	749,923	4,032,648
Oriola Oyj Class B	120	274
Outokumpu Oyj(a)	817,524	2,792,990
Raisio Oyj Class V	283,514	937,925
Ramirent Oyj	208,735	2,125,105
Sanoma Oyj	306,316	2,959,846
Terveystalo Oyj*(b)	116,682	1,215,829
Tieto Oyj	140,381	4,166,106
Tokmanni Group Corp.	179,565	1,639,999
Uponor Oyj	175,531	1,907,996
YIT Oyj(a)	446,832	2,752,892

Total Finland		47,151,585

France - 3.2%
Beneteau S.A.	87,557	964,694
Coface S.A.	480,510	4,853,708
Derichebourg S.A.	298,130	1,147,546
Elior Group S.A.(b)	224,577	3,091,998
Europcar Mobility Group(b)	172,072	1,227,662
Interparfums S.A.	28,124	1,349,964
IPSOS(a)	70,000	1,849,412
Jacquet Metal Service S.A.	51,236	1,050,256
Kaufman & Broad S.A.	60,050	2,300,470
Maisons du Monde S.A.(b)	52,073	1,242,944
Manitou BF S.A.	42,790	1,323,000
Metropole Television S.A.	271,361	5,145,283
Neopost S.A.	52,311	1,119,950
Nexity S.A.	129,658	5,610,874
Rallye S.A.(a)	122,426	978,720
Rothschild & Co.	89,146	2,893,306
Sopra Steria Group	17,390	2,029,883
SPIE S.A.	211,430	3,931,881
Tarkett S.A.	79,032	1,854,035
Television Francaise 1	333,701	3,518,975
Trigano S.A.	19,456	1,776,951
Vicat S.A.	57,229	2,848,034

Total France		52,109,546

Georgia - 0.1%
Bank of Georgia Group PLC	93,434	1,781,324

Germany - 4.5%
Aareal Bank AG	178,954	4,721,881
alstria office REIT-AG	240,440	3,899,100
AURELIUS Equity Opportunities SE & Co. KGaA	48,087	2,286,840
Aurubis AG	68,798	3,355,610
BayWa AG	65,447	1,896,816
Bilfinger SE	64,027	2,075,132
Borussia Dortmund GmbH & Co. KGaA	22	207
CropEnergies AG	169,284	1,193,313
Dermapharm Holding SE	57,576	1,986,698
Deutsche Pfandbriefbank AG(b)	437,104	5,266,451
Deutz AG	3	29
DIC Asset AG	141,632	1,635,487
Duerr AG	85,584	2,920,969
Elmos Semiconductor AG	7	175
Encavis AG	244,817	1,912,552
Freenet AG	416,474	8,344,970
Gerresheimer AG	23,121	1,704,881
Hamburger Hafen und Logistik AG	78,247	2,070,863
Indus Holding AG	49,861	2,242,878
Jenoptik AG	22,925	742,744
Kloeckner & Co. SE	283,831	1,701,789
Krones AG	32,206	2,602,177
MLP SE	164,811	778,900
NORMA Group SE	45,084	1,870,891
PATRIZIA AG	61,692	1,278,639
Pfeiffer Vacuum Technology AG	9,912	1,456,125
Salzgitter AG	61,792	1,771,885
Siltronic AG	89,866	6,574,286
Software AG	60,330	2,074,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2019

Investments	Shares	Value
Takkt AG	119,207	$1,737,638
Wacker Neuson SE	81,119	2,043,409
Wuestenrot & Wuerttembergische AG	113,232	2,439,708

Total Germany		74,587,899

Hong Kong - 0.6%
Dah Sing Banking Group Ltd.	1,554,400	2,805,381
Dah Sing Financial Holdings Ltd.	524,229	2,449,198
Hongkong & Shanghai Hotels Ltd. (The)	1,359,370	1,771,314
Kowloon Development Co., Ltd.	1,224,000	1,610,588
Television Broadcasts Ltd.	1,290,700	2,157,637

Total Hong Kong		10,794,118

Ireland - 0.6%
C&C Group PLC	439,492	1,956,930
Grafton Group PLC	228,386	2,342,775
Greencore Group PLC	635,631	1,771,639
Hibernia REIT PLC	847,764	1,399,880
Hostelworld Group PLC(b)	362,807	821,905
Irish Continental Group PLC	222,679	1,105,639
Origin Enterprises PLC	174,392	1,016,820
UDG Healthcare PLC	1,396	14,196

Total Ireland		10,429,784

Israel - 2.2%
Ashtrom Group Ltd.	232,052	1,788,594
Delek Automotive Systems Ltd.	298,180	1,368,607
Delek Group Ltd.	31,672	5,438,290
Electra Consumer Products 1970 Ltd.	3	37
First International Bank of Israel Ltd.	174,979	4,425,805
Fox Wizel Ltd.	44	1,260
Gazit-Globe Ltd.	449,454	3,712,527
Gilat Satellite Networks Ltd.	133,464	1,143,213
Harel Insurance Investments & Financial Services Ltd.	376,435	2,821,244
Inrom Construction Industries Ltd.	515,217	1,807,171
Matrix IT Ltd.	98,040	1,411,547
Maytronics Ltd.	36	251
Menora Mivtachim Holdings Ltd.	12	182
Naphtha Israel Petroleum Corp., Ltd.	253,928	1,659,604
Paz Oil Co., Ltd.	24,799	3,486,344
Phoenix Holdings Ltd. (The)	673,981	4,078,033
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	19,840	1,034,681
Shapir Engineering and Industry Ltd.	5	18
Shufersal Ltd.	242,726	1,616,336

Total Israel		35,793,744

Italy - 3.9%
Anima Holding SpA(b)	928,739	3,160,253
Ascopiave SpA	408,926	1,760,290
ASTM SpA	71,651	2,317,332
Autogrill SpA	252,616	2,650,964
Azimut Holding SpA(a)	387,489	7,470,746
Banca Farmafactoring SpA(b)	704,863	3,933,222
Banca IFIS SpA	182,910	2,472,497
Banca Popolare di Sondrio SCPA	637,470	1,414,879
BPER Banca	670,336	2,735,187
Brunello Cucinelli SpA	28,728	970,341
Cementir Holding SpA	191,832	1,393,764
Cerved Group SpA	302,229	2,682,872
CIR-Compagnie Industriali Riunite SpA	1,174,164	1,256,910
Credito Emiliano SpA	596,678	2,877,670
Datalogic SpA	57,884	1,148,297
doValue SpA(a)(b)	131,666	1,751,314
El.En. SpA(a)	11	229
Fincantieri SpA	34	38
Gamenet Group SpA(b)	32	289
Gima TT SpA(b)	180,253	1,671,942
Immobiliare Grande Distribuzione SIIQ SpA	346,934	2,291,514
La Doria SpA	70,764	733,333
Maire Tecnimont SpA	591,916	1,919,763
MARR SpA	73,041	1,667,741
Piaggio & C. SpA	549,788	1,616,587
RAI Way SpA(b)	327,721	1,963,078
Rizzoli Corriere Della Sera Mediagroup SpA	1,350,680	1,433,560
Saras SpA	2,163,441	3,261,975
Societa Cattolica di Assicurazioni SC	329,547	2,951,642
Technogym SpA(b)	143,748	1,602,626
Tod’s SpA(a)	27,618	1,291,394
Zignago Vetro SpA	136,437	1,653,185

Total Italy		64,055,434

Japan - 25.1%
Achilles Corp.	51,200	936,180
ADEKA Corp.	111,201	1,643,141
Aeon Hokkaido Corp.	100,900	684,592
Ahresty Corp.	129,800	671,047
Ai Holdings Corp.	37,900	612,085
Aica Kogyo Co., Ltd.	64,200	2,145,164
Akatsuki, Inc.	9,500	510,535
Amano Corp.	50,400	1,390,748
Amuse, Inc.	29,600	681,893
AOI TYO Holdings, Inc.	85,600	545,825
AOKI Holdings, Inc.	200,300	1,983,665
Aoyama Trading Co., Ltd.	100,401	1,968,135
Arakawa Chemical Industries Ltd.	65,500	854,163
Ariake Japan Co., Ltd.	12,800	807,871
Artnature, Inc.	172,900	1,011,017
Asahi Holdings, Inc.	54,600	1,108,318
Asahi Yukizai Corp.	48,800	625,966
Asia Pile Holdings Corp.	121,000	664,860
Asics Corp.	111,600	1,208,810
Ateam, Inc.	53,500	564,099
Autobacs Seven Co., Ltd.	108,303	1,787,291
Axial Retailing, Inc.	17,300	594,918
Baroque Japan Ltd.(a)	96,500	795,359
BayCurrent Consulting, Inc.	12,000	462,224
Benesse Holdings, Inc.	79,000	1,838,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2019

Investments	Shares	Value
Bic Camera, Inc.	168,200	$1,651,713
BML, Inc.	27,800	789,567
Broadleaf Co., Ltd.	124,900	616,733
Cawachi Ltd.	28,700	531,699
Chubu Shiryo Co., Ltd.	73,200	828,884
Chugoku Bank Ltd. (The)	176,300	1,554,529
Citizen Watch Co., Ltd.	251,807	1,292,457
Cleanup Corp.	159,000	813,152
CMK Corp.	79,800	463,661
Cocokara fine, Inc.	9,300	483,386
Computer Engineering & Consulting Ltd.	19,500	429,130
Comture Corp.	14,200	505,448
CONEXIO Corp.	50,100	635,666
Cosmo Energy Holdings Co., Ltd.	80,000	1,802,116
Credit Saison Co., Ltd.	194,100	2,271,766
Dai Nippon Toryo Co., Ltd.	97,500	941,155
Daido Metal Co., Ltd.	111,800	686,946
Daido Steel Co., Ltd.	49,091	1,861,303
Daiichikosho Co., Ltd.	44,900	2,087,887
Daiken Medical Co., Ltd.	119,700	684,381
Daikoku Denki Co., Ltd.	74,200	891,171
Daishi Hokuetsu Financial Group, Inc.	55,840	1,429,429
Daitron Co., Ltd.	37,500	428,810
Denka Co., Ltd.	90,000	2,668,925
Dexerials Corp.	84,400	543,657
DIC Corp.	106,800	2,819,187
Digital Arts, Inc.	5,900	520,234
Digital Garage, Inc.	21,400	677,316
DKS Co., Ltd.	11,300	374,429
DMG Mori Co., Ltd.(a)	137,200	2,196,677
Dowa Holdings Co., Ltd.	60,500	1,940,110
DyDo Group Holdings, Inc.	22,700	975,506
Ebara Corp.	74,300	2,016,458
Eiken Chemical Co., Ltd.	36,800	583,048
Elecom Co., Ltd.	20,200	684,333
Elematec Corp.	75,400	716,629
EM Systems Co., Ltd.	32,500	497,424
Enplas Corp.	16,600	493,039
ESPEC Corp.	26,200	570,009
Exedy Corp.	61,570	1,289,233
Feed One Co., Ltd.	504,300	870,613
Ferrotec Holdings Corp.	100,700	793,524
Financial Products Group Co., Ltd.	169,500	1,400,176
First Juken Co., Ltd.	91,300	999,944
FJ Next Co., Ltd.	66,000	637,089
France Bed Holdings Co., Ltd.	111,700	1,002,542
FTGroup Co., Ltd.	37,300	511,689
Fudo Tetra Corp.	20	243
Fuji Corp., Ltd.	150,100	1,012,834
Fuji Oil Holdings, Inc.	48,600	1,466,029
Fuji Pharma Co., Ltd.	64,700	835,924
Fuji Soft, Inc.	16,100	705,328
Fujibo Holdings, Inc.	42,200	907,923
Fujicco Co., Ltd.	51,500	973,691
Fujimi, Inc.	41	843
Fujitec Co., Ltd.	120,200	1,570,833
Fukui Computer Holdings, Inc.	20,600	476,855
Furukawa Electric Co., Ltd.	63,100	1,847,786
Furuno Electric Co., Ltd.	33,600	314,669
Furyu Corp.	96,300	1,016,272
Futaba Industrial Co., Ltd.	113,000	617,756
Future Corp.	28,500	561,588
Fuyo General Lease Co., Ltd.	37,700	2,144,988
Gakujo Co., Ltd.	51,400	567,719
GLOBERIDE, Inc.	12,700	394,296
Glory Ltd.	65,377	1,725,749
Grandy House Corp.	220,500	959,852
GS Yuasa Corp.	88,600	1,708,843
Gunma Bank Ltd. (The)	538,900	1,885,700
H-One Co., Ltd.	73,600	523,275
H2O Retailing Corp.	161,500	1,861,732
Hachijuni Bank Ltd. (The)	512,400	2,087,837
Hakuto Co., Ltd.	68,100	763,549
Hanwa Co., Ltd.	73,000	1,952,042
Harima Chemicals Group, Inc.	80,900	773,408
Hazama Ando Corp.	242,400	1,619,900
Heiwa Corp.	94,219	1,935,276
Heiwado Co., Ltd.	34,700	615,801
Hinokiya Group Co., Ltd.	25,600	505,632
Hioki EE Corp.	10,900	353,587
Hiroshima Bank Ltd. (The)	408,500	1,967,807
Hochiki Corp.	57,900	716,361
Hogy Medical Co., Ltd.	30,000	885,465
Hokuhoku Financial Group, Inc.	180,700	1,878,448
Hokuto Corp.	66,200	1,116,441
Honeys Holdings Co., Ltd.	96,200	1,058,075
Horiba Ltd.	28,800	1,486,245
Ibiden Co., Ltd.	64,900	1,136,081
Ichibanya Co., Ltd.	7,100	315,658
Ichikoh Industries Ltd.	66,000	434,936
Ichinen Holdings Co., Ltd.	45,000	464,034
Imasen Electric Industrial	111,800	956,744
Inaba Denki Sangyo Co., Ltd.	38,800	1,627,771
Inageya Co., Ltd.	45,100	559,669
Ines Corp.	66,200	705,380
Infocom Corp.	20,800	473,570
Infomart Corp.	23,300	363,535
Information Services International-Dentsu Ltd.	22,100	704,599
Innotech Corp.	52,100	413,454
Intage Holdings, Inc.	92,400	806,163
IR Japan Holdings Ltd.	15,000	361,008
Iriso Electronics Co., Ltd.	12,200	613,737
Iseki & Co., Ltd.	56,500	799,726
Itfor, Inc.	71,700	547,034
Itochu Enex Co., Ltd.	228,801	1,832,702
Itoham Yonekyu Holdings, Inc.	249,800	1,701,812
Itoki Corp.	194,400	793,911
Iwaki Co., Ltd.	48,500	483,019
Iyo Bank Ltd. (The)	330,000	1,666,234
Japan Cash Machine Co., Ltd.	40,900	417,959
Japan Lifeline Co., Ltd.	47,500	768,447
Japan Meat Co., Ltd.	27,700	455,325
Japan Steel Works Ltd. (The)	82,300	1,374,213
Japan Transcity Corp.	194,700	854,772
JBCC Holdings, Inc.	41,300	556,979
Jeol Ltd.	23,100	516,287
JVC Kenwood Corp.	288,600	669,668
K’s Holdings Corp.	193,902	1,830,317
Kaga Electronics Co., Ltd.	46,400	668,825
Kagome Co., Ltd.	70,300	1,634,504
Kaken Pharmaceutical Co., Ltd.	46,600	2,179,915
Kameda Seika Co., Ltd.	19,900	890,273
Kandenko Co., Ltd.	229,800	1,919,621

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2019

Investments	Shares	Value
Kaneka Corp.	58,200	$2,187,767
Kanematsu Corp.	162,100	1,796,430
Kansai Mirai Financial Group, Inc.	344,000	2,203,081
Kasai Kogyo Co., Ltd.	132,000	970,336
Kato Sangyo Co., Ltd.	23,000	698,069
Ki-Star Real Estate Co., Ltd.	53,000	807,249
King Jim Co., Ltd.	147,300	1,114,252
Koa Corp.	42,300	547,694
Koatsu Gas Kogyo Co., Ltd.	117,300	918,890
Kobe Steel Ltd.	343,200	2,245,740
Koei Tecmo Holdings Co., Ltd.	98,700	1,836,769
Kokusai Pulp & Paper Co., Ltd.	324,700	852,887
Kokuyo Co., Ltd.	108,400	1,517,238
Kondotec, Inc.	110,200	941,006
Kotobuki Spirits Co., Ltd.	12,100	568,275
Kumagai Gumi Co., Ltd.	52,900	1,563,825
Kurabo Industries Ltd.	53,895	960,446
Kusuri no Aoki Holdings Co., Ltd.	3,900	274,021
Kyokuyo Co., Ltd.	38,300	1,018,821
KYORIN Holdings, Inc.	95,490	1,691,061
Kyosan Electric Manufacturing Co., Ltd.	151,700	526,599
Kyowa Exeo Corp.	99,400	2,474,390
Kyudenko Corp.	69,800	2,095,814
Kyushu Financial Group, Inc.	457,300	1,808,147
LAC Co., Ltd.	23,100	374,351
LEC, Inc.	45,000	479,488
Life Corp.	29,000	583,015
LIFULL Co., Ltd.	69,800	323,280
Link And Motivation, Inc.(a)	81,100	455,407
Lintec Corp.	92,530	1,928,066
Mabuchi Motor Co., Ltd.	79,400	2,715,695
Maeda Road Construction Co., Ltd.	106,600	2,243,013
Mani, Inc.	13,500	865,834
Marubun Corp.	93,200	478,370
Marudai Food Co., Ltd.	55,400	1,040,743
Maruha Nichiro Corp.	34,200	1,004,669
Marusan Securities Co., Ltd.	216,100	1,121,217
Maruwa Co., Ltd.	9,500	519,352
Marvelous, Inc.	112,500	855,184
Matsui Securities Co., Ltd.	542,240	5,113,383
Max Co., Ltd.	47	681
Maxell Holdings Ltd.	33,500	458,005
MCJ Co., Ltd.	84,400	618,077
Meiko Electronics Co., Ltd.(a)	30,600	500,722
Meiko Network Japan Co., Ltd.	113,400	1,004,117
Meitec Corp.	36,100	1,852,914
Meiwa Estate Co., Ltd.	192,300	979,884
Menicon Co., Ltd.	19,500	642,519
Micronics Japan Co., Ltd.	55,500	489,888
Mimasu Semiconductor Industry Co., Ltd.	61,600	919,369
Ministop Co., Ltd.	41,600	598,092
Miraca Holdings, Inc.	67,400	1,532,671
Miroku Jyoho Service Co., Ltd.	16,400	515,259
Misawa Homes Co., Ltd.	64,000	599,369
Mitsuba Corp.	100,100	611,340
Mitsubishi Logistics Corp.	56,200	1,546,100
Mitsubishi Research Institute, Inc.	19,100	595,656
Mitsui Mining & Smelting Co., Ltd.	47,264	1,130,054
Mitsui OSK Lines Ltd.	77,100	1,845,562
Mixi, Inc.	100,400	2,013,778
Morito Co., Ltd.	131,500	962,999
Morningstar Japan K.K.	139,360	430,730
MOS Food Services, Inc.	18,900	414,172
MTI Ltd.	80,200	568,710
Musashino Bank Ltd. (The)	45	850
NAC Co., Ltd.	104,300	911,923
Nagaileben Co., Ltd.	43,600	956,254
Nagase & Co., Ltd.	126,500	1,896,208
Nakabayashi Co., Ltd.	197,800	974,864
Nakanishi, Inc.	49,400	907,394
NEC Networks & System Integration Corp.	42,401	1,081,867
NHK Spring Co., Ltd.	199,900	1,543,687
Nichias Corp.	100,300	1,803,240
Nichiban Co., Ltd.	29,700	592,401
Nichiha Corp.	1	28
NichiiGakkan Co., Ltd.	54,300	791,266
Nifco, Inc.	77,600	1,922,354
Nihon Chouzai Co., Ltd.	11,400	352,877
Nihon Flush Co., Ltd.	18,600	430,041
Nihon House Holdings Co., Ltd.	193,700	747,904
Nihon Parkerizing Co., Ltd.	1	11
Nihon Tokushu Toryo Co., Ltd.(a)	49,000	634,899
Nikkiso Co., Ltd.	44,900	597,611
Nikkon Holdings Co., Ltd.	73,200	1,679,510
Nippo Corp.	89,900	1,771,466
Nippon Air Conditioning Services Co., Ltd.	159,200	1,022,521
Nippon Chemical Industrial Co., Ltd.	22,900	439,551
Nippon Electric Glass Co., Ltd.(a)	81,500	2,064,354
Nippon Kayaku Co., Ltd.	145,799	1,755,163
Nippon Light Metal Holdings Co., Ltd.	824,700	1,783,508
Nippon Paper Industries Co., Ltd.	38	673
Nippon Pillar Packing Co., Ltd.	95,600	920,152
Nippon Piston Ring Co., Ltd.	49,700	641,201
Nippon Shokubai Co., Ltd.	28,800	1,903,249
Nippon Signal Co., Ltd.	54,400	631,654
Nippon Steel Trading Corp.	56,873	2,343,755
Nipro Corp.	127,991	1,419,614
Nishi-Nippon Financial Holdings, Inc.	219,700	1,580,355
Nishimatsu Construction Co., Ltd.	97,900	1,887,306
Nissei Plastic Industrial Co., Ltd.	113,700	994,110
Nissha Co., Ltd.	47,100	483,066
Nisshin Fudosan Co.	233,400	1,007,342
Nisshinbo Holdings, Inc.	236,192	1,804,214
Nisso Corp.	28,100	387,047
Noevir Holdings Co., Ltd.	30,500	1,667,394
Nohmi Bosai Ltd.	28,200	602,005
NOK Corp.	152,400	2,283,030
North Pacific Bank Ltd.	646,200	1,535,430
NS Tool Co., Ltd.	40,500	802,933
NTN Corp.	834,800	2,479,451
Ohara, Inc.	22,000	288,324
Oki Electric Industry Co., Ltd.	72,900	910,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2019

Investments	Shares	Value
OKUMA Corp.	34,300	$1,760,525
Okumura Corp.	69,600	2,128,569
Okuwa Co., Ltd.	48,500	478,068
Open House Co., Ltd.	36,500	1,494,013
Optex Group Co., Ltd.	31,700	398,383
Osaka Organic Chemical Industry Ltd.	98,200	908,719
Osaki Electric Co., Ltd.	90,300	586,690
OSG Corp.	91,300	1,799,900
Pasona Group, Inc.	41,900	584,904
Penta-Ocean Construction Co., Ltd.	339,000	1,661,333
Pepper Food Service Co., Ltd.	29,300	475,914
Qol Holdings Co., Ltd.	28,200	432,920
Quick Co., Ltd.	49,300	710,169
Resorttrust, Inc.	119,000	1,821,338
Restar Holdings Corp.	32,200	464,739
Riken Keiki Co., Ltd.	29,400	536,753
Riken Technos Corp.	222,900	1,075,812
Riso Kagaku Corp.	44,500	708,762
Rock Field Co., Ltd.	74,000	968,443
Roland DG Corp.	28,400	636,852
Ryoden Corp.	46,700	693,521
Ryosan Co., Ltd.	38,286	894,074
S Foods, Inc.	27,400	930,796
Saizeriya Co., Ltd.	1	22
Sakai Chemical Industry Co., Ltd.	35,000	826,109
Sakata Seed Corp.	36,700	1,071,297
San-A Co., Ltd.	14,500	579,381
San-In Godo Bank Ltd. (The)	228,887	1,465,863
Sanei Architecture Planning Co., Ltd.	53,500	759,746
Sanken Electric Co., Ltd.	25,500	532,769
Sanoh Industrial Co., Ltd.	137,800	587,063
Sanshin Electronics Co., Ltd.	36,900	620,937
Sanwa Holdings Corp.	226,600	2,435,519
Satori Electric Co., Ltd.(a)	52,200	423,937
Sawai Pharmaceutical Co., Ltd.	33,700	1,820,438
SCREEN Holdings Co., Ltd.	33,900	1,414,335
Seika Corp.	93,400	1,130,440
Seino Holdings Co., Ltd.	143,400	1,909,959
Senko Group Holdings Co., Ltd.	172,900	1,365,676
Senshu Ikeda Holdings, Inc.	634,600	1,172,131
SFP Holdings Co., Ltd.(a)	56,800	948,951
Shibaura Mechatronics Corp.	15,900	398,754
Shikoku Electric Power Co., Inc.	209,300	1,934,869
Shindengen Electric Manufacturing Co., Ltd.	23,800	812,920
Shinmaywa Industries Ltd.	121,000	1,538,611
Shoei Foods Corp.	9,400	291,405
Showa Sangyo Co., Ltd.	42,200	1,182,885
Siix Corp.(a)	44,900	530,098
SKY Perfect JSAT Holdings, Inc.	532,100	2,074,271
Sogo Medical Holdings Co., Ltd.	25,900	404,582
Solasto Corp.	67,000	582,068
Sotetsu Holdings, Inc.	64,600	1,780,187
Space Co., Ltd.	97,700	1,062,784
Space Value Holdings Co., Ltd.	106,300	497,264
Sprix Ltd.	28,600	449,944
SRA Holdings	34,800	847,228
ST Corp.	34,600	540,163
Star Mica Holdings Co., Ltd.	24,400	343,330
Stella Chemifa Corp.	18,600	517,913
Sumida Corp.	30,200	324,032
Sumitomo Forestry Co., Ltd.	176,800	2,118,515
Sumitomo Osaka Cement Co., Ltd.	37,100	1,473,807
Sun-Wa Technos Corp.	80,400	636,544
Systena Corp.	34,100	557,678
T-Gaia Corp.	106,800	2,019,228
T. RAD Co., Ltd.	45,000	794,830
Tachi-S Co., Ltd.	69,800	896,633
Tachibana Eletech Co., Ltd.	40,600	632,703
Taiho Kogyo Co., Ltd.	108,500	831,827
Takara Bio, Inc.	47,800	910,835
Takara Printing Co., Ltd.	63,800	958,717
Takasago Thermal Engineering Co., Ltd.	103,301	1,702,827
Takashimaya Co., Ltd.	162,100	1,776,871
Tamura Corp.	92,500	486,797
TDC Soft, Inc.	91,400	730,420
TechMatrix Corp.	17,900	336,103
TechnoPro Holdings, Inc.	25,400	1,348,506
THK Co., Ltd.	131,300	3,138,087
Toa Corp.	53,500	636,597
Toda Corp.	386,900	2,140,267
Toho Bank Ltd. (The)	206,972	491,784
Tokai Carbon Co., Ltd.	121,100	1,263,378
Tokai Corp.	34,800	737,086
Tokai Rika Co., Ltd.	99,922	1,648,055
Tokai Tokyo Financial Holdings, Inc.	512,200	1,564,078
Tokyo Electron Device Ltd.	31,600	555,508
Tokyo Ohka Kogyo Co., Ltd.	38,200	1,193,085
Tokyo Seimitsu Co., Ltd.	55,500	1,426,392
Tokyo Tatemono Co., Ltd.	196,200	2,179,798
Topcon Corp.	57,500	719,417
Torishima Pump Manufacturing Co., Ltd.	116,900	1,146,866
Toshiba Plant Systems & Services Corp.	86,400	1,623,909
Tow Co., Ltd.	105,000	751,392
Toyo Ink SC Holdings Co., Ltd.(a)	77,300	1,669,548
Toyo Kanetsu K.K.	53,200	1,015,708
Toyo Tire Corp.	98,500	1,295,475
Toyoda Gosei Co., Ltd.	102,400	1,996,867
Toyota Boshoku Corp.	184,900	2,426,662
Transcosmos, Inc.	30,300	676,646
TS Tech Co., Ltd.	60,100	1,636,099
Tsubakimoto Chain Co.	54,700	1,784,579
Tsukui Corp.	104,500	498,543
Tsumura & Co.	64,001	1,785,066
Ube Industries Ltd.	112,900	2,340,993
Uchida Yoko Co., Ltd.	22,800	749,137
Ulvac, Inc.	40,500	1,283,715
UMC Electronics Co., Ltd.(a)	24,700	308,807
Uniden Holdings Corp.	35,100	607,588
United Super Markets Holdings, Inc.	68,700	601,300
UNITED, Inc.	33,800	464,617
Universal Entertainment Corp.(a)	35,200	1,050,381
V Technology Co., Ltd.	14,800	675,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2019

Investments	Shares	Value
Vital KSK Holdings, Inc.(a)	111,400	$1,054,650
Wacoal Holdings Corp.	70,568	1,831,991
Wacom Co., Ltd.	117,800	390,334
Warabeya Nichiyo Holdings Co., Ltd.	54,200	835,588
Weathernews, Inc.	35,300	1,089,405
Wellnet Corp.	77,900	656,518
West Holdings Corp.	42,600	430,982
WIN-Partners Co., Ltd.	58,200	619,597
World Holdings Co., Ltd.	38,300	597,216
Wowow, Inc.	30,800	758,708
YAMADA Consulting Group Co., Ltd.	26,300	487,480
Yamaguchi Financial Group, Inc.	269,300	1,839,658
Yamaichi Electronics Co., Ltd.	59,300	531,686
Yamatane Corp.	39,300	500,825
Yaoko Co., Ltd.	15,600	705,866
Yokohama Reito Co., Ltd.(a)	64,900	601,171
Yorozu Corp.	59,400	744,843
Yuasa Trading Co., Ltd.	48	1,341
Yushin Precision Equipment Co., Ltd.	72,700	680,846
Zeon Corp.	133,800	1,486,529

Total Japan		413,109,250

Morocco - 0.1%
Vivo Energy PLC(b)	608,152	1,026,318

Netherlands - 1.8%
Arcadis N.V.	104,993	1,996,753
BE Semiconductor Industries N.V.	223,909	5,772,921
Brunel International N.V.(a)	24,409	358,025
Corbion N.V.	45,951	1,498,703
ForFarmers N.V.	176,104	1,490,066
Intertrust N.V.(b)	125,331	2,593,350
Koninklijke BAM Groep N.V.	463,700	2,063,665
Koninklijke Volkerwessels N.V.	179,410	3,608,153
Ordina N.V.	328,824	674,037
PostNL N.V.(a)	2,090,677	3,627,246
Sligro Food Group N.V.	48,505	1,809,029
TKH Group N.V. CVA	45,548	2,829,513
Van Lanschot Kempen N.V.	102,269	2,324,621

Total Netherlands		30,646,082

New Zealand - 3.0%
Air New Zealand Ltd.	3,799,897	6,763,331
Chorus Ltd.	773,772	2,962,312
EBOS Group Ltd.(a)	184,390	2,867,024
Freightways Ltd.	294,336	1,668,510
Genesis Energy Ltd.	2,549,856	5,942,758
Heartland Group Holdings Ltd.	1,540,064	1,706,733
Infratil Ltd.	1,131,794	3,534,787
Kathmandu Holdings Ltd.	821,412	1,213,743
Kiwi Property Group Ltd.	3,080,995	3,310,960
Mainfreight Ltd.	71,355	1,950,571
NEW Zealand King Salmon Investments Ltd.	314,408	386,445
New Zealand Refining Co., Ltd. (The)	15	21
Port of Tauranga Ltd.(a)	576,698	2,455,730
Scales Corp., Ltd.	8	25
SKY Network Television Ltd.	1,772,953	1,405,148
SKYCITY Entertainment Group Ltd.	1,806,734	4,599,137
Tourism Holdings Ltd.	410,776	1,042,893
Trustpower Ltd.(a)	514,808	2,558,703
Z Energy Ltd.	1,214,961	5,157,300

Total New Zealand		49,526,131

Norway - 3.4%
AF Gruppen ASA	135,934	2,678,487
Atea ASA*	203,908	2,774,242
Austevoll Seafood ASA	307,006	3,224,516
Borregaard ASA	110,149	1,276,408
DNO ASA	1,244,832	2,255,752
Elkem ASA(b)	2,455,969	6,919,075
Entra ASA(b)	253,709	3,898,157
Europris ASA(b)	553,616	1,716,810
Evry A/S(b)	524,963	2,148,851
Fjordkraft Holding ASA(b)	311,184	1,624,162
Grieg Seafood ASA	139,179	1,931,126
Kitron ASA	621,360	670,476
Kongsberg Gruppen ASA	176,267	2,464,333
Kvaerner ASA	1,207,132	1,941,084
Ocean Yield ASA	512,883	3,440,856
Selvaag Bolig ASA	273,551	1,411,702
SpareBank 1 Nord Norge	277,822	2,212,527
SpareBank 1 SMN	293,849	3,367,215
TGS Nopec Geophysical Co. ASA	153,424	4,304,340
Veidekke ASA	299,488	2,908,452
Wallenius Wilhelmsen ASA	388,196	1,151,013
XXL ASA*(b)	323,670	1,083,449

Total Norway		55,403,033

Portugal - 1.3%
Altri, SGPS, S.A.	382,788	2,661,286
Corticeira Amorim, SGPS, S.A.	150,704	1,747,110
Navigator Co. S.A. (The)	2,139,278	8,180,796
REN - Redes Energeticas Nacionais, SGPS, S.A.	1,354,837	3,718,362
Semapa-Sociedade de Investimento e Gestao	140,410	1,976,351
Sonae, SGPS, S.A.	3,002,575	2,904,724

Total Portugal		21,188,629

Singapore - 3.1%
Accordia Golf Trust	4,862,871	1,904,964
AEM Holdings Ltd.	444,600	338,474
Best World International Ltd.†	786,000	790,096
Bukit Sembawang Estates Ltd.	406,200	1,732,343
China Aviation Oil Singapore Corp., Ltd.	1,535,500	1,498,104
Chip Eng Seng Corp., Ltd.	460	245
CSE Global Ltd.	1,986,800	712,220
First Resources Ltd.	1,446,800	1,700,293
GuocoLand Ltd.	1,034,600	1,529,399
Hi-P International Ltd.	1,030,400	1,058,617
Hong Leong Finance Ltd.	968,600	1,947,294
Hutchison Port Holdings Trust	22,960,500	5,280,915
Keppel Infrastructure Trust	9,487,782	3,541,395
NetLink NBN Trust	8,159,200	5,367,300
Oxley Holdings Ltd.	6,472,700	1,578,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2019

Investments	Shares	Value
Raffles Medical Group Ltd.	2,002,800	$1,539,534
Riverstone Holdings Ltd.	1,167,400	845,598
SBS Transit Ltd.	435,982	1,324,429
Sheng Siong Group Ltd.	1,342,000	1,091,097
SIA Engineering Co., Ltd.	1,168,700	2,168,178
Singapore Post Ltd.	3,277,900	2,301,641
StarHub Ltd.	5,785,800	6,585,707
Tuan Sing Holdings Ltd.	200	51
UMS Holdings Ltd.(a)	59	27
Wing Tai Holdings Ltd.	1,486,800	2,274,789
Yanlord Land Group Ltd.	4,069,600	3,880,250

Total Singapore		50,991,726

Spain - 2.6%
Acerinox S.A.	347,572	3,495,048
Applus Services S.A.	7	95
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	845,669	4,148,812
Bolsas y Mercados Espanoles SHMSF S.A.	226,340	5,546,911
Construcciones y Auxiliar de Ferrocarriles S.A.	33,016	1,515,225
Ence Energia y Celulosa S.A.	621,396	2,807,939
Euskaltel S.A.(b)	239,702	2,224,728
Faes Farma S.A.	387,182	1,827,626
Liberbank S.A.	2,655,592	1,146,773
Mediaset Espana Comunicacion S.A.	567,228	4,130,265
Melia Hotels International S.A.	243,844	2,332,593
Metrovacesa S.A.(b)	182,952	1,975,118
Prosegur Cia de Seguridad S.A.	692,557	3,257,266
Sacyr S.A.	1,070,318	2,598,649
Unicaja Banco S.A.(b)	2,959,908	2,646,034
Viscofan S.A.	58,668	3,077,321

Total Spain		42,730,403

Sweden - 5.0%
AddTech AB Class B	56,692	1,723,087
AF Poyry AB Class B	105,615	2,392,735
Ahlstrom-Munksjo Oyj(a)	140,394	2,315,073
Atrium Ljungberg AB Class B	173,137	3,131,253
Avanza Bank Holding AB	194,852	1,488,975
Beijer Ref AB	74,796	1,805,771
Betsson AB*	333,773	2,043,317
Bilia AB Class A	247,356	2,239,433
BillerudKorsnas AB	151,004	2,010,794
BioArctic AB(b)	72,480	581,202
BioGaia AB Class B	38	1,759
Bonava AB Class B	165,467	2,079,439
Bravida Holding AB(b)	226,447	2,008,643
Clas Ohlson AB Class B	167,840	1,670,585
Cloetta AB Class B	411,125	1,338,188
Coor Service Management Holding AB(b)	193,581	1,790,137
Dios Fastigheter AB	288,200	2,133,963
Dometic Group AB(b)	254,028	2,545,701
Duni AB	46	628
Dustin Group AB(b)	165,660	1,524,796
Fagerhult AB	277,716	1,840,824
Granges AB	116,718	1,338,492
Hemfosa Fastigheter AB	321,146	3,037,288
Hexpol AB	374,992	3,057,505
HIQ International AB*	32	181
JM AB(a)	145,664	3,351,864
KNOW IT AB	14	322
Kungsleden AB	318,966	2,633,355
Loomis AB Class B	87,534	3,011,452
Mycronic AB	84,503	1,027,348
NCC AB Class B	169,956	2,948,246
NetEnt AB*	617,582	1,980,240
Nobia AB	474,577	2,767,198
Nobina AB(b)	252,221	1,565,813
Nolato AB Class B	30,420	1,857,357
Peab AB	554,513	4,742,365
Platzer Fastigheter Holding AB Class B	21	195
Resurs Holding AB(b)	571,797	3,408,029
Rottneros AB	25	31
Scandi Standard AB	1	7
Scandic Hotels Group AB(b)	239,712	2,114,680
SkiStar AB	125,293	1,542,159
Thule Group AB(b)	119,239	2,948,139
Wihlborgs Fastigheter AB	189,652	2,751,305

Total Sweden		82,749,874

Switzerland - 1.8%
Allreal Holding AG Registered Shares*	23,154	3,989,612
Ascom Holding AG Registered Shares	66,199	867,716
Bobst Group S.A. Registered Shares	19,960	1,479,087
Cembra Money Bank AG	49,585	4,788,131
Daetwyler Holding AG Bearer Shares	12,700	1,935,610
EFG International AG*	547,573	3,796,506
Galenica AG*(b)	61,209	3,076,145
Huber + Suhner AG Registered Shares	20,260	1,708,074
Implenia AG Registered Shares	18	533
Landis+Gyr Group AG*	28,328	2,258,976
Mobilezone Holding AG Registered Shares*	129,532	1,324,548
Oriflame Holding AG*(a)	55,200	1,349,926
Valiant Holding AG Registered Shares	24,380	2,650,544

Total Switzerland		29,225,408

United Kingdom - 17.3%
A.G. Barr PLC	105,218	1,241,355
Aggreko PLC	345,036	3,469,106
Arrow Global Group PLC	418,944	1,210,342
Ascential PLC(b)	307,078	1,392,095
Balfour Beatty PLC	742,882	2,288,028
BCA Marketplace PLC	1,474,739	4,560,868
Big Yellow Group PLC	206,913	2,605,732
Bodycote PLC	412,061	4,334,415
Bovis Homes Group PLC	479,533	6,304,417
Brewin Dolphin Holdings PLC	723,305	2,815,043
Card Factory PLC	1,076,921	2,410,881
Central Asia Metals PLC	553,321	1,507,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2019

Investments	Shares	Value
Charter Court Financial Services Group PLC(b)	422,372	$1,593,844
Chesnara PLC	308,043	1,295,713
Clarkson PLC	38,608	1,233,324
Close Brothers Group PLC	283,601	5,103,678
CMC Markets PLC(b)	964,591	1,104,872
Coats Group PLC	1,133,491	1,182,206
Computacenter PLC	106,283	1,801,748
Concentric AB	28	419
Costain Group PLC	16	35
Countryside Properties PLC(b)	746,314	2,834,305
Cranswick PLC	45,214	1,488,084
Crest Nicholson Holdings PLC	844,468	3,836,874
Daily Mail & General Trust PLC Class A Non-Voting Shares	358,738	3,565,780
Dart Group PLC	19	202
De La Rue PLC	286,830	1,113,398
Devro PLC	359,097	946,037
DFS Furniture PLC	425,440	1,375,302
Diploma PLC	104,759	2,042,567
DiscoverIE Group PLC	111,592	596,497
Diversified Gas & Oil PLC	1,697,948	2,398,687
Dixons Carphone PLC	3,461,538	4,821,820
Domino’s Pizza Group PLC	837,753	2,964,059
Drax Group PLC	778,111	2,576,766
Dunelm Group PLC	234,860	2,749,939
Elementis PLC	989,434	1,781,843
EMIS Group PLC	74,965	1,160,161
Empiric Student Property PLC	1,706,216	1,971,723
Equiniti Group PLC(b)	363,144	1,015,857
Essentra PLC	495,749	2,706,732
Euromoney Institutional Investor PLC	125,936	2,086,830
FDM Group Holdings PLC	133,307	1,579,533
Ferrexpo PLC	665,191	2,347,590
Forterra PLC(b)	395,760	1,490,904
Galliford Try PLC	451,012	3,619,089
Games Workshop Group PLC	30,696	1,940,057
Gamma Communications PLC	36	527
Genus PLC	31	1,045
Go-Ahead Group PLC (The)	90,849	2,280,096
Greene King PLC	654,151	5,145,085
Halfords Group PLC	703,668	2,011,424
Hammerson PLC	2,375,860	8,378,832
Hastings Group Holdings PLC(b)	1,775,667	4,420,348
Hays PLC	3,160,620	6,319,382
Headlam Group PLC	267,616	1,634,856
Hill & Smith Holdings PLC	90,570	1,349,794
Hilton Food Group PLC	5	62
Ibstock PLC(b)	1,009,082	3,120,749
IntegraFin Holdings PLC	377,212	1,824,296
iomart Group PLC	208,968	861,690
ITE Group PLC	24	22
J D Wetherspoon PLC	49	890
James Fisher & Sons PLC	48	1,172
James Halstead PLC	287,763	1,882,453
John Laing Group PLC(b)	604,360	3,028,988
Jupiter Fund Management PLC	1,261,109	6,781,183
Kcom Group PLC	920,624	1,312,280
Keller Group PLC	190,559	1,489,100
Kier Group PLC	1,505,298	2,036,488
Majestic Wine PLC	138,404	452,697
Marshalls PLC	217,511	1,889,339
Marston’s PLC	2,088,409	3,101,791
McCarthy & Stone PLC(b)	863,892	1,501,884
Millennium & Copthorne Hotels PLC	35	305
MJ Gleeson PLC	37	343
Moneysupermarket.com Group PLC	639,395	3,355,125
Morgan Advanced Materials PLC	651,802	2,306,145
Morgan Sindall Group PLC	104,334	1,643,889
N Brown Group PLC	870,873	1,440,868
National Express Group PLC	717,452	3,665,189
Northgate PLC	291,365	1,288,600
OneSavings Bank PLC	398,202	1,837,627
Pagegroup PLC	638,495	4,168,703
Paragon Banking Group PLC	506,451	2,828,330
PayPoint PLC	143,178	1,767,560
Pendragon PLC	5,201,408	1,077,709
Pets at Home Group PLC	850,488	2,025,201
Photo-Me International PLC	1,351,438	1,658,056
Polar Capital Holdings PLC	238,302	1,819,722
Polypipe Group PLC	293,342	1,659,107
Provident Financial PLC	236,992	1,244,181
PZ Cussons PLC	660,231	1,798,191
QinetiQ Group PLC	631,515	2,245,620
Rank Group PLC	890,579	1,802,170
Redde PLC	1,282,148	1,719,907
Redrow PLC	705,010	4,881,129
Renewi PLC	3,039,623	1,118,005
Restaurant Group PLC (The)	814,272	1,365,875
Royal Mail PLC	4,238,320	11,430,121
RPS Group PLC	601,052	821,566
RWS Holdings PLC	151,096	1,246,103
Sabre Insurance Group PLC(b)	579,424	2,013,192
Safestore Holdings PLC	239,913	1,873,244
Saga PLC	4,686,908	2,372,888
Savills PLC	224,560	2,563,604
Senior PLC	683,346	1,876,801
SIG PLC	873,646	1,442,121
Soco International PLC	1,669,320	1,482,932
Softcat PLC	214,816	2,656,046
Sophos Group PLC(b)	180,136	904,886
Spirent Communications PLC	536,406	1,043,141
St. Modwen Properties PLC	35	195
Stagecoach Group PLC	1,305,505	2,108,464
SThree PLC	386,707	1,402,662
Superdry PLC	213,908	1,255,030
Synthomer PLC	485,943	2,309,329
TalkTalk Telecom Group PLC(a)	1,065,840	1,512,492
TBC Bank Group PLC	79,816	1,613,120
Ted Baker PLC	116,911	1,203,733
Telecom Plus PLC	115,479	2,072,279
TI Fluid Systems PLC(b)	843,228	2,112,011
TP ICAP PLC	1,280,266	4,881,667
TT Electronics PLC	190,802	560,946
Tyman PLC	598,210	1,842,448
U & I Group PLC	352,915	611,749
Ultra Electronics Holdings PLC	96,543	2,027,360
Vesuvius PLC	489,558	3,414,372
Victrex PLC	93,848	2,584,690
Volution Group PLC	14	32
Watkin Jones PLC	574,788	1,506,958
WH Smith PLC	130,515	3,272,297
William Hill PLC	2,895,185	5,694,708

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2019

Investments	Shares	Value
Wincanton PLC	83,503	$282,690
XPS Pensions Group PLC	14	17

Total United Kingdom		286,005,694

TOTAL COMMON STOCKS (Cost: $1,619,525,418)		1,627,879,138

RIGHTS - 0.0%

Spain - 0.0%
Sacyr S.A., expiring 7/5/19* (Cost: $33,770)	557,076	33,369

EXCHANGE-TRADED FUNDS - 0.7%

United States - 0.7%
WisdomTree Europe SmallCap Dividend Fund(a)(c)	99,026	5,777,177
WisdomTree Japan SmallCap Dividend Fund(c)	71,635	4,735,790

TOTAL EXCHANGE-TRADED FUNDS (Cost: $11,054,257)		10,512,967

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(d) (Cost: $26,560,464)(e)	26,560,464	26,560,464

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $1,657,173,909)		1,664,985,938
Other Assets less Liabilities - (1.1)%		(17,910,518)

NET ASSETS - 100.0%		$1,647,075,420

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $790,096, which represents 0.05% of net assets.

(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(e)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $45,617,940 and the total market value of the collateral held by the Fund was $48,326,366. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,765,902.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	7/1/2019	198,000	ILS	55,411	USD	$105	$—
Bank of Montreal	7/2/2019	149,109	USD	212,500	AUD	—	(13)
Canadian Imperial Bank of Commerce	7/2/2019	289,467	USD	228,000	GBP	—	(709)
Citibank N.A.	7/2/2019	90,588	USD	88,400	CHF	—	(79)
Citibank N.A.	7/2/2019	48,618	USD	319,100	DKK	—	(70)
Royal Bank of Canada	7/2/2019	13,078	USD	11,500	EUR	—	(18)

						$105	$(889)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 100.3%

Japan - 100.3%

Air Freight & Logistics - 0.0%
Kintetsu World Express, Inc.	38,100	$496,849

Airlines - 0.5%
Japan Airlines Co., Ltd.	411,700	13,156,517

Auto Components - 5.7%
Ahresty Corp.	11,200	57,902
Aisan Industry Co., Ltd.	59,000	373,473
Aisin Seiki Co., Ltd.	418,408	14,407,775
Bridgestone Corp.(a)	1,066,585	41,994,186
Daido Metal Co., Ltd.	55,500	341,015
Daikyonishikawa Corp.	104,200	826,907
Denso Corp.	897,279	37,751,677
Eagle Industry Co., Ltd.	87,700	855,511
Exedy Corp.	59,000	1,235,419
FCC Co., Ltd.	46,900	980,747
Futaba Industrial Co., Ltd.	58,900	321,998
G-Tekt Corp.	55,100	779,399
H-One Co., Ltd.	58,600	416,629
Kasai Kogyo Co., Ltd.	35,500	260,962
Keihin Corp.	58,700	840,673
Koito Manufacturing Co., Ltd.	90,301	4,819,294
Mitsuba Corp.	26,800	163,676
Musashi Seimitsu Industry Co., Ltd.	59,800	768,730
NGK Spark Plug Co., Ltd.	254,164	4,769,998
NHK Spring Co., Ltd.	204,400	1,578,437
Nifco, Inc.	64,890	1,607,494
Nippon Piston Ring Co., Ltd.	29,400	379,302
Nissin Kogyo Co., Ltd.	102,200	1,404,847
NOK Corp.	192,500	2,883,748
Pacific Industrial Co., Ltd.	91,200	1,309,508
Piolax, Inc.	58,700	1,024,826
Press Kogyo Co., Ltd.	91,900	416,254
Sanoh Industrial Co., Ltd.	58,600	249,651
Shoei Co., Ltd.(a)	16,700	664,962
Showa Corp.	58,500	788,398
Stanley Electric Co., Ltd.	98,407	2,418,616
Sumitomo Electric Industries Ltd.	1,011,083	13,274,335
Sumitomo Riko Co., Ltd.	104,100	812,587
Sumitomo Rubber Industries Ltd.	354,791	4,103,115
T. RAD Co., Ltd.	20,500	362,089
Tachi-S Co., Ltd.	58,600	752,760
Taiho Kogyo Co., Ltd.	86,000	659,328
Tokai Rika Co., Ltd.	164,014	2,705,150
Topre Corp.	59,000	980,778
Toyo Tire Corp.(a)	160,200	2,106,956
Toyoda Gosei Co., Ltd.	115,200	2,246,475
Toyota Boshoku Corp.	239,236	3,139,778
TPR Co., Ltd.	58,494	993,540
TS Tech Co., Ltd.	60,732	1,653,304
Unipres Corp.	58,800	965,992
Yokohama Rubber Co., Ltd. (The)	184,300	3,386,987
Yorozu Corp.	58,600	734,812

Total Auto Components		165,570,000

Automobiles - 13.1%
Honda Motor Co., Ltd.	2,563,947	66,276,150
Isuzu Motors Ltd.	877,500	9,993,433
Mazda Motor Corp.	723,415	7,550,401
Mitsubishi Motors Corp.	2,040,401	9,772,108
Nissan Motor Co., Ltd.	11,247,004	80,547,506
Subaru Corp.	1,569,767	38,158,713
Suzuki Motor Corp.	262,836	12,353,829
Toyota Motor Corp.	2,296,070	142,529,387
Yamaha Motor Co., Ltd.(a)	570,900	10,147,331

Total Automobiles		377,328,858

Banks - 8.6%
Mitsubishi UFJ Financial Group, Inc.	20,907,822	99,357,758
Mizuho Financial Group, Inc.	46,097,744	66,789,102
Sumitomo Mitsui Financial Group, Inc.	2,314,800	81,772,125

Total Banks		247,918,985

Beverages - 1.3%
Asahi Group Holdings Ltd.	312,000	14,030,444
Kirin Holdings Co., Ltd.	691,345	14,909,412
Suntory Beverage & Food Ltd.	197,200	8,575,107
Takara Holdings, Inc.	78,200	818,001

Total Beverages		38,332,964

Building Products - 1.6%
AGC, Inc.	259,947	8,987,401
Aica Kogyo Co., Ltd.	59,000	1,971,413
Central Glass Co., Ltd.	53,100	1,178,905
Daikin Industries Ltd.	126,849	16,559,599
LIXIL Group Corp.	514,400	8,135,675
Nippon Sheet Glass Co., Ltd.	116,700	793,959
Nitto Boseki Co., Ltd.	44,700	945,114
Noritz Corp.	47,200	564,700
Okabe Co., Ltd.	73,300	638,160
Sanwa Holdings Corp.	256,831	2,760,444
TOTO Ltd.	125,500	4,956,400

Total Building Products		47,491,770

Capital Markets - 0.6%
GCA Corp.	77,700	495,451
Monex Group, Inc.	114,296	403,123
Nomura Holdings, Inc.	2,502,745	8,813,267
SBI Holdings, Inc.	316,000	7,822,276
Sparx Group Co., Ltd.	242,000	509,876

Total Capital Markets		18,043,993

Chemicals - 7.4%
ADEKA Corp.	58,600	865,892
Arakawa Chemical Industries Ltd.	59,000	769,399
Asahi Kasei Corp.	1,512,022	16,118,037
Chugoku Marine Paints Ltd.	22,900	196,395
Daicel Corp.	406,242	3,612,213
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	37,800	1,061,305
Denka Co., Ltd.	100,115	2,968,883
DIC Corp.	157,353	4,153,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2019

Investments	Shares	Value
Fujimi, Inc.	51,600	$1,060,353
Fujimori Kogyo Co., Ltd.	36,300	974,716
Fuso Chemical Co., Ltd.	15,300	303,898
Hitachi Chemical Co., Ltd.	143,315	3,892,145
JCU Corp.	26,600	488,103
JSP Corp.	51,000	971,812
JSR Corp.	274,200	4,329,072
Kaneka Corp.	54,200	2,037,405
Kansai Paint Co., Ltd.	142,600	2,989,915
KH Neochem Co., Ltd.	32,000	784,407
Kumiai Chemical Industry Co., Ltd.	27,300	197,389
Kuraray Co., Ltd.	433,137	5,174,005
Kureha Corp.	22,900	1,562,233
Lintec Corp.	58,547	1,219,956
Mitsubishi Chemical Holdings Corp.	2,809,663	19,626,438
Mitsubishi Gas Chemical Co., Inc.	393,082	5,239,148
Mitsui Chemicals, Inc.	295,415	7,312,714
Moriroku Holdings Co., Ltd.	47,300	1,090,086
Nihon Nohyaku Co., Ltd.(a)	123,800	478,010
Nihon Parkerizing Co., Ltd.	61,100	677,125
Nippon Kayaku Co., Ltd.	176,800	2,128,361
Nippon Paint Holdings Co., Ltd.(a)	125,900	4,884,555
Nippon Shokubai Co., Ltd.	45,000	2,973,826
Nippon Soda Co., Ltd.	45,300	1,147,426
Nissan Chemical Corp.	83,753	3,774,093
Nitto Denko Corp.	212,174	10,470,848
NOF Corp.	58,600	2,183,766
Okamoto Industries, Inc.	27,700	1,244,366
Osaka Soda Co., Ltd.	43,400	1,083,993
Riken Technos Corp.	169,900	820,011
Sakata INX Corp.	52,300	490,282
Sanyo Chemical Industries Ltd.	24,600	1,296,900
Shikoku Chemicals Corp.	58,800	614,524
Shin-Etsu Chemical Co., Ltd.	317,079	29,533,022
Showa Denko K.K.	202,431	5,956,063
Sumitomo Bakelite Co., Ltd.	47,400	1,691,600
Sumitomo Chemical Co., Ltd.	2,775,685	12,881,404
Sumitomo Seika Chemicals Co., Ltd.	16,800	512,233
T Hasegawa Co., Ltd.	23,400	417,655
Taiyo Holdings Co., Ltd.	58,626	1,768,466
Taiyo Nippon Sanso Corp.	180,853	3,840,650
Takasago International Corp.	26,200	714,943
Tayca Corp.(a)	21,000	480,657
Teijin Ltd.	261,000	4,450,130
Tokai Carbon Co., Ltd.	166,400	1,735,972
Tokuyama Corp.	43,700	1,181,125
Tokyo Ohka Kogyo Co., Ltd.	40,200	1,255,550
Toray Industries, Inc.	1,228,718	9,342,545
Tosoh Corp.	474,007	6,665,311
Toyo Ink SC Holdings Co., Ltd.(a)	116,600	2,518,361
Toyobo Co., Ltd.	70,251	838,526
Ube Industries Ltd.	127,900	2,652,020
Zeon Corp.	118,200	1,313,211

Total Chemicals		213,017,077

Commercial Services & Supplies - 0.2%
Mitsubishi Pencil Co., Ltd.	58,900	944,128
Park24 Co., Ltd.	146,000	3,399,981
Pilot Corp.	26,800	1,036,031
Sato Holdings Corp.	35,700	906,251

Total Commercial Services & Supplies		6,286,391

Construction & Engineering - 0.8%
JGC Corp.	175,300	2,404,802
Kajima Corp.	650,600	8,925,068
Obayashi Corp.	852,300	8,393,264
Penta-Ocean Construction Co., Ltd.	314,000	1,538,816
Taikisha Ltd.	44,300	1,340,431

Total Construction & Engineering		22,602,381

Construction Materials - 0.1%
Krosaki Harima Corp.	21,400	1,219,566
Taiheiyo Cement Corp.	86,500	2,617,319

Total Construction Materials		3,836,885

Consumer Finance - 0.2%
AEON Financial Service Co., Ltd.	279,400	4,499,341
J Trust Co., Ltd.(a)	58,800	263,601

Total Consumer Finance		4,762,942

Containers & Packaging - 0.0%
Fuji Seal International, Inc.	24,482	748,730

Electrical Equipment - 1.9%
Daihen Corp.	39,700	1,138,602
Denyo Co., Ltd.	42,100	566,986
Fuji Electric Co., Ltd.	114,473	3,947,162
Fujikura Ltd.	315,877	1,187,397
Furukawa Electric Co., Ltd.	69,481	2,034,644
GS Yuasa Corp.	58,584	1,129,920
Idec Corp.	23,400	438,723
Mabuchi Motor Co., Ltd.(a)	72,300	2,472,856
Mitsubishi Electric Corp.	2,260,814	29,776,268
Nidec Corp.	72,658	9,930,286
Nippon Carbon Co., Ltd.	13,500	517,496
Nissin Electric Co., Ltd.	66,300	723,675
Sanyo Denki Co., Ltd.	11,900	476,044
SEC Carbon Ltd.	3,500	318,684
Sinfonia Technology Co., Ltd.	28,100	321,322
Tatsuta Electric Wire and Cable Co., Ltd.	77,100	341,347
Toyo Tanso Co., Ltd.	14,700	293,618

Total Electrical Equipment		55,615,030

Electronic Equipment, Instruments & Components - 4.5%
Ai Holdings Corp.	49,100	792,965
Alps Alpine Co., Ltd.	186,500	3,143,531
Amano Corp.	58,633	1,617,931
Anritsu Corp.	58,600	1,018,728
Canon Electronics, Inc.	59,000	992,825
Citizen Watch Co., Ltd.	423,585	2,174,146
Dexerials Corp.	73,300	472,157
ESPEC Corp.	41,200	896,350
Hakuto Co., Ltd.	58,619	657,247
Hamamatsu Photonics K.K.	58,500	2,277,775
Hirose Electric Co., Ltd.	31,760	3,543,301
Hitachi High-Technologies Corp.	97,519	5,014,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2019

Investments	Shares	Value
Hitachi Ltd.	797,605	$29,234,659
Horiba Ltd.	51,200	2,642,213
Ibiden Co., Ltd.	116,001	2,030,610
Iriso Electronics Co., Ltd.	20,000	1,006,126
Japan Aviation Electronics Industry Ltd.	49,800	730,776
Kaga Electronics Co., Ltd.	58,800	847,563
Keyence Corp.	12,720	7,807,440
Koa Corp.	34,400	445,406
Kyosan Electric Manufacturing Co., Ltd.	58,600	203,419
Macnica Fuji Electronics Holdings, Inc.	81,700	1,080,587
Marubun Corp.	58,500	300,265
Meiko Electronics Co., Ltd.	22,000	359,996
Murata Manufacturing Co., Ltd.	485,568	21,813,153
Nippon Electric Glass Co., Ltd.(a)	133,260	3,375,409
Nissha Co., Ltd.	54,900	563,064
Ohara, Inc.	24,000	314,535
Oki Electric Industry Co., Ltd.	96,630	1,206,305
Omron Corp.	134,300	7,005,439
Optex Group Co., Ltd.	32,100	403,410
Osaki Electric Co., Ltd.	58,800	382,031
Restar Holdings Corp.	74,900	1,081,024
Riken Keiki Co., Ltd.	38,300	699,240
Ryoden Corp.	50,400	748,469
Ryosan Co., Ltd.	59,045	1,378,849
Sanshin Electronics Co., Ltd.	42,254	711,031
Satori Electric Co., Ltd.	58,600	475,914
Shimadzu Corp.	104,400	2,560,096
Siix Corp.(a)	24,200	285,710
Sumida Corp.	58,600	628,751
Taiyo Yuden Co., Ltd.	57,100	1,062,609
TDK Corp.	92,968	7,196,520
Topcon Corp.	58,500	731,929
V Technology Co., Ltd.	14,000	639,317
Yaskawa Electric Corp.	138,000	4,687,952
Yokogawa Electric Corp.	162,638	3,188,152

Total Electronic Equipment, Instruments & Components		130,429,360

Energy Equipment & Services - 0.1%
Modec, Inc.	51,500	1,453,128

Entertainment - 1.8%
Capcom Co., Ltd.	63,400	1,272,237
GungHo Online Entertainment, Inc.(a)	40,250	1,113,282
Koei Tecmo Holdings Co., Ltd.	134,140	2,496,294
Konami Holdings Corp.	112,100	5,254,362
Nintendo Co., Ltd.	108,100	39,621,951
Square Enix Holdings Co., Ltd.	63,800	2,042,974
Toei Animation Co., Ltd.	21,700	1,007,054

Total Entertainment		52,808,154

Food & Staples Retailing - 1.0%
Ministop Co., Ltd.	59,000	848,255
Seven & I Holdings Co., Ltd.	786,824	26,641,303

Total Food & Staples Retailing		27,489,558

Food Products - 0.8%
Ajinomoto Co., Inc.	354,213	6,141,358
Ariake Japan Co., Ltd.	12,300	776,313
Fuji Oil Holdings, Inc.	49,000	1,478,095
Kagome Co., Ltd.	21,500	499,884
Kikkoman Corp.	58,800	2,559,607
Nippon Suisan Kaisha Ltd.	177,000	1,097,420
Nisshin Oillio Group Ltd. (The)	46,581	1,303,524
Nissin Foods Holdings Co., Ltd.	58,500	3,768,238
Sakata Seed Corp.	36,539	1,066,597
Toyo Suisan Kaisha Ltd.	69,300	2,855,875
Yakult Honsha Co., Ltd.	48,487	2,857,736

Total Food Products		24,404,647

Health Care Equipment & Supplies - 1.1%
Asahi Intecc Co., Ltd.	38,200	940,995
Hoya Corp.	155,257	11,894,294
Jeol Ltd.	21,600	482,762
Nakanishi, Inc.	59,000	1,083,729
Nihon Kohden Corp.	48,900	1,324,394
Nikkiso Co., Ltd.	34,300	456,527
Nipro Corp.	176,700	1,959,871
Olympus Corp.	303,100	3,364,652
Sysmex Corp.	59,160	3,858,524
Terumo Corp.	246,712	7,350,525

Total Health Care Equipment & Supplies		32,716,273

Health Care Technology - 0.1%
M3, Inc.	78,300	1,430,970

Hotels, Restaurants & Leisure - 0.0%
Aeon Fantasy Co., Ltd.	13,800	286,016
Saizeriya Co., Ltd.	4,800	104,207

Total Hotels, Restaurants & Leisure		390,223

Household Durables - 2.5%
Casio Computer Co., Ltd.	355,957	4,420,554
Fujitsu General Ltd.	58,600	931,160
JVC Kenwood Corp.	134,800	312,790
Nikon Corp.	544,100	7,696,384
Panasonic Corp.	2,987,670	24,890,780
Rinnai Corp.	35,900	2,282,486
Sekisui Chemical Co., Ltd.	500,400	7,514,825
Sharp Corp.	359,300	3,941,828
Sony Corp.	308,900	16,193,310
Sumitomo Forestry Co., Ltd.	180,600	2,164,049
Tamron Co., Ltd.	51,800	1,060,135
Toa Corp.	36,200	430,744
Zojirushi Corp.	17,400	185,563

Total Household Durables		72,024,608

Household Products - 0.3%
Lion Corp.	109,800	2,045,374
Pigeon Corp.	60,000	2,414,145
Unicharm Corp.	172,600	5,196,904

Total Household Products		9,656,423

Independent Power & Renewable Electricity Producers - 0.2%
Electric Power Development Co., Ltd.	224,900	5,110,035

Industrial Conglomerates - 0.3%
Nisshinbo Holdings, Inc.	209,424	1,599,740
Toshiba Corp.	178,300	5,552,223

Total Industrial Conglomerates		7,151,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2019

Investments	Shares	Value
Insurance - 2.8%
Dai-ichi Life Holdings, Inc.	1,399,700	$21,111,124
Sompo Holdings, Inc.	414,700	16,016,027
Tokio Marine Holdings, Inc.	877,400	43,967,724

Total Insurance		81,094,875

Internet & Direct Marketing Retail - 0.1%
Rakuten, Inc.	215,400	2,559,049

IT Services - 0.7%
Fujitsu Ltd.	153,932	10,732,664
NTT Data Corp.	667,300	8,887,836

Total IT Services		19,620,500

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	219,800	10,669,705
Mizuno Corp.	42,600	963,581
Shimano, Inc.	33,400	4,969,389
Tomy Co., Ltd.	35,700	415,186
Universal Entertainment Corp.(a)	37,400	1,116,029
Yamaha Corp.	80,707	3,835,343

Total Leisure Products		21,969,233

Machinery - 9.4%
Aida Engineering Ltd.	58,600	452,526
Amada Holdings Co., Ltd.	597,293	6,724,674
Anest Iwata Corp.	58,600	521,602
Asahi Diamond Industrial Co., Ltd.	7,200	43,906
Bando Chemical Industries Ltd.	58,900	555,980
CKD Corp.	64,600	654,754
Daifuku Co., Ltd.	78,300	4,396,835
DMG Mori Co., Ltd.(a)	165,700	2,652,984
Ebara Corp.	58,631	1,591,211
FANUC Corp.	379,389	70,180,274
Fujitec Co., Ltd.	58,600	765,814
Furukawa Co., Ltd.	58,600	759,287
Glory Ltd.	58,800	1,552,137
Harmonic Drive Systems, Inc.(a)	31,200	1,203,230
Hino Motors Ltd.	640,210	5,389,553
Hirata Corp.	7,400	429,274
Hitachi Construction Machinery Co., Ltd.	270,500	7,034,908
Hitachi Zosen Corp.	58,800	215,575
Hokuetsu Industries Co., Ltd.	58,600	658,665
Hoshizaki Corp.	27,669	2,059,638
IHI Corp.	149,100	3,593,955
Iseki & Co., Ltd.	58,500	828,035
Japan Steel Works Ltd. (The)	81,300	1,357,515
JTEKT Corp.	461,578	5,595,144
Juki Corp.	24,600	226,729
Kawasaki Heavy Industries Ltd.	152,051	3,574,765
Kito Corp.	34,300	528,794
Kitz Corp.	101,600	711,030
Komatsu Ltd.	1,560,606	37,660,809
Kubota Corp.	896,102	14,912,854
Kurita Water Industries Ltd.	80,600	2,001,160
Makino Milling Machine Co., Ltd.	27,600	1,113,069
Makita Corp.	163,338	5,548,701
Max Co., Ltd.	58,600	849,575
Meidensha Corp.	58,600	915,931
MINEBEA MITSUMI, Inc.	267,801	4,536,262
MISUMI Group, Inc.	90,700	2,274,656
Mitsubishi Heavy Industries Ltd.	337,219	14,682,517
Mitsubishi Logisnext Co., Ltd.	26,700	282,761
Mitsuboshi Belting Ltd.	58,100	1,025,675
Miura Co., Ltd.	46,300	1,428,880
Nabtesco Corp.	133,800	3,718,185
Nachi-Fujikoshi Corp.	38,000	1,567,756
NGK Insulators Ltd.	327,375	4,773,586
Nippon Thompson Co., Ltd.	77,100	347,072
Nissei ASB Machine Co., Ltd.(a)	24,000	574,049
Nitta Corp.	50,400	1,422,090
Nitto Kohki Co., Ltd.	43,900	859,746
NSK Ltd.	903,666	8,051,971
NTN Corp.	919,200	2,730,128
Obara Group, Inc.	35,900	1,214,549
Oiles Corp.	58,600	857,733
OKUMA Corp.	41,500	2,130,082
Organo Corp.	16,400	545,703
OSG Corp.	76,424	1,506,632
Ryobi Ltd.	58,800	1,109,527
Shibuya Corp.	25,100	683,529
Shima Seiki Manufacturing Ltd.	35,700	1,047,076
Shinmaywa Industries Ltd.	72,700	924,438
SMC Corp.	26,951	10,048,465
Sodick Co., Ltd.(a)	9,800	84,593
Star Micronics Co., Ltd.	46,300	597,336
Sumitomo Heavy Industries Ltd.	131,237	4,513,023
Tadano Ltd.	85,200	888,060
Takeuchi Manufacturing Co., Ltd.	29,700	530,653
THK Co., Ltd.(a)	164,879	3,940,630
Toshiba Machine Co., Ltd.	42,500	975,125
Tsubaki Nakashima Co., Ltd.(a)	58,800	962,172
Tsubakimoto Chain Co.	58,600	1,911,815
Tsugami Corp.	63,700	545,122
Union Tool Co.	35,700	1,004,000
YAMABIKO Corp.	58,900	512,245
Yushin Precision Equipment Co., Ltd.	58,600	548,797

Total Machinery		272,617,532

Marine - 0.1%
Iino Kaiun Kaisha Ltd.	243,800	812,365
Nippon Yusen K.K.	79,300	1,272,598
NS United Kaiun Kaisha Ltd.	58,800	1,208,309

Total Marine		3,293,272

Media - 0.3%
Dentsu, Inc.	236,900	8,267,533

Metals & Mining - 2.7%
Asahi Holdings, Inc.	65,000	1,319,426
Daido Steel Co., Ltd.	53,600	2,032,263

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2019

Investments	Shares	Value
Daiki Aluminium Industry Co., Ltd.(a)	58,900	$412,202
Dowa Holdings Co., Ltd.	70,500	2,260,790
Hitachi Metals Ltd.	439,318	4,962,410
JFE Holdings, Inc.	1,313,662	19,295,249
Kobe Steel Ltd.	498,200	3,259,987
Kyoei Steel Ltd.	42,000	742,231
Mitsubishi Materials Corp.	146,400	4,164,804
Mitsui Mining & Smelting Co., Ltd.	55,800	1,334,145
Nippon Light Metal Holdings Co., Ltd.	491,300	1,062,492
Nippon Steel Corp.	1,519,532	26,077,730
Nippon Yakin Kogyo Co., Ltd.	144,900	302,603
Pacific Metals Co., Ltd.	14,400	297,383
Sanyo Special Steel Co., Ltd.	38,900	537,971
Sumitomo Metal Mining Co., Ltd.	282,500	8,440,389
Topy Industries Ltd.	53,300	1,250,131
UACJ Corp.	58,600	998,604

Total Metals & Mining		78,750,810

Multiline Retail - 0.1%
Ryohin Keikaku Co., Ltd.	18,900	3,413,718

Oil, Gas & Consumable Fuels - 0.7%
Idemitsu Kosan Co., Ltd.	244,100	7,340,672
Inpex Corp.	1,365,800	12,312,990

Total Oil, Gas & Consumable Fuels		19,653,662

Paper & Forest Products - 0.1%
Hokuetsu Corp.	28,700	154,768
Oji Holdings Corp.	679,500	3,922,860

Total Paper & Forest Products		4,077,628

Personal Products - 1.0%
Kao Corp.	254,680	19,407,117
Kose Corp.	23,800	3,991,703
Mandom Corp.	36,600	885,955
Shiseido Co., Ltd.	68,422	5,157,370

Total Personal Products		29,442,145

Pharmaceuticals - 7.3%
Astellas Pharma, Inc.	1,873,704	26,695,152
Chugai Pharmaceutical Co., Ltd.	249,700	16,316,020
Daiichi Sankyo Co., Ltd.	297,321	15,550,435
Eisai Co., Ltd.	258,177	14,595,843
Hisamitsu Pharmaceutical Co., Inc.	60,300	2,381,441
Kyowa Hakko Kirin Co., Ltd.	316,370	5,693,720
Mitsubishi Tanabe Pharma Corp.	931,200	10,371,635
Ono Pharmaceutical Co., Ltd.	474,800	8,514,142
Otsuka Holdings Co., Ltd.	518,900	16,933,845
Rohto Pharmaceutical Co., Ltd.	30,400	825,038
Santen Pharmaceutical Co., Ltd.	234,900	3,891,744
Sawai Pharmaceutical Co., Ltd.	24,000	1,296,454
Shionogi & Co., Ltd.	190,277	10,965,564
Sumitomo Dainippon Pharma Co., Ltd.	198,200	3,758,331
Takeda Pharmaceutical Co., Ltd.	2,001,363	71,015,507
ZERIA Pharmaceutical Co., Ltd.	58,500	1,170,652

Total Pharmaceuticals		209,975,523

Professional Services - 0.6%
Outsourcing, Inc.	77,500	939,437
Recruit Holdings Co., Ltd.	504,100	16,815,810
Trust Tech, Inc.	19,400	275,497

Total Professional Services		18,030,744

Real Estate Management & Development - 0.0%
Unizo Holdings Co., Ltd.	28,300	484,362

Road & Rail - 0.2%
Hitachi Transport System Ltd.	58,600	1,903,657
Nippon Express Co., Ltd.	83,000	4,414,238

Total Road & Rail		6,317,895

Semiconductors & Semiconductor Equipment - 2.6%
Advantest Corp.	237,300	6,530,485
Disco Corp.(a)	29,800	4,890,143
Ferrotec Holdings Corp.	52,100	410,552
Lasertec Corp.	24,400	967,032
NuFlare Technology, Inc.	12,900	793,828
Optorun Co., Ltd.	38,200	824,700
Rohm Co., Ltd.	84,100	5,651,420
SCREEN Holdings Co., Ltd.	46,760	1,950,865
Shibaura Mechatronics Corp.	12,400	310,978
Shindengen Electric Manufacturing Co., Ltd.	10,000	341,563
Shinko Electric Industries Co., Ltd.	91,659	775,877
SUMCO Corp.(a)	534,900	6,364,784
Tokyo Electron Ltd.	288,553	40,494,908
Tokyo Seimitsu Co., Ltd.	70,800	1,819,614
Ulvac, Inc.(a)	49,700	1,575,325
Yamaichi Electronics Co., Ltd.	37,800	338,916

Total Semiconductors & Semiconductor Equipment		74,040,990

Software - 0.3%
Trend Micro, Inc.	163,708	7,301,067

Specialty Retail - 0.8%
ABC-Mart, Inc.	58,600	3,818,192
Fast Retailing Co., Ltd.	29,200	17,651,717
IDOM, Inc.	147,800	396,456
Sanrio Co., Ltd.(a)	46,000	1,021,701
VT Holdings Co., Ltd.	177,300	691,164

Total Specialty Retail		23,579,230

Technology Hardware, Storage & Peripherals - 4.2%
Brother Industries Ltd.	294,943	5,570,902
Canon, Inc.(a)	2,479,797	72,409,888
FUJIFILM Holdings Corp.	280,595	14,227,682
Konica Minolta, Inc.	587,138	5,716,612
Maxell Holdings Ltd.	6,400	87,499
MCJ Co., Ltd.	58,600	429,139
NEC Corp.	96,400	3,793,726
Ricoh Co., Ltd.	531,478	5,307,874

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2019

Investments	Shares	Value
Riso Kagaku Corp.	58,800	$936,521
Roland DG Corp.	31,900	715,337
Seiko Epson Corp.	584,200	9,245,044
Toshiba TEC Corp.	50,200	1,397,344
Wacom Co., Ltd.	46,200	153,085

Total Technology Hardware, Storage & Peripherals		119,990,653

Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp.(a)	176,692	1,913,862
Descente Ltd.	56,981	1,000,103
Kurabo Industries Ltd.	17,947	319,828
Onward Holdings Co., Ltd.	123,700	681,992
Seiko Holdings Corp.	58,800	1,196,302
Seiren Co., Ltd.	41,910	583,488
Wacoal Holdings Corp.	58,600	1,521,294

Total Textiles, Apparel & Luxury Goods		7,216,869

Tobacco - 3.3%
Japan Tobacco, Inc.(a)	4,304,731	95,072,465

Trading Companies & Distributors - 6.6%
Alconix Corp.(a)	48,600	640,993
Hanwa Co., Ltd.	72,100	1,927,976
Inabata & Co., Ltd.	58,586	749,862
ITOCHU Corp.	2,457,894	47,006,596
Kokusai Pulp & Paper Co., Ltd.	116,200	305,222
Marubeni Corp.	2,955,178	19,556,728
Mitsubishi Corp.	2,514,500	66,281,604
Nagase & Co., Ltd.	162,500	2,435,841
Nippon Steel Trading Corp.	59,000	2,431,409
Sanyo Trading Co., Ltd.	33,100	725,349
Sojitz Corp.	1,832,821	5,885,985
Sumitomo Corp.	1,956,277	29,641,936
Toyota Tsusho Corp.	409,410	12,406,939
Yamazen Corp.	30,700	295,203

Total Trading Companies & Distributors		190,291,643

Transportation Infrastructure - 0.0%
Nissin Corp.	58,700	964,349

Wireless Telecommunication Services - 0.6%
SoftBank Group Corp.	357,000	17,114,396

TOTAL COMMON STOCKS (Cost: $3,208,463,308)		2,895,414,857

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.7%
United States - 4.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(b) (Cost: $136,436,031)(c)	136,436,031	136,436,031

TOTAL INVESTMENTS IN SECURITIES - 105.0% (Cost: $3,344,899,339)		3,031,850,888
Other Assets less Liabilities - (5.0)%		(143,779,267)

NET ASSETS - 100.0%		$2,888,071,621

(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(c)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $188,653,612 and the total market value of the collateral held by the Fund was $198,637,096. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $62,201,065.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2019	4,421,161,929	JPY	41,004,722	USD	$34,125	$—
Bank of America N.A.	7/3/2019	18,271,681,116	JPY	169,590,506	USD	13,943	—
Bank of America N.A.	7/3/2019	177,574,565	USD	19,277,832,168	JPY	—	(1,369,347)
Bank of America N.A.	8/5/2019	173,563,086	USD	18,653,397,610	JPY	—	(21,542)
Bank of Montreal	7/3/2019	18,273,377,021	JPY	169,590,506	USD	29,685	—
Bank of Montreal	7/3/2019	177,574,565	USD	19,274,387,221	JPY	—	(1,337,370)
Bank of Montreal	8/5/2019	173,563,086	USD	18,654,820,827	JPY	—	(34,786)
Barclays Bank PLC	7/3/2019	18,273,122,635	JPY	169,590,506	USD	27,324	—
Barclays Bank PLC	7/3/2019	177,574,565	USD	19,272,913,352	JPY	—	(1,323,689)
Barclays Bank PLC	8/5/2019	173,563,086	USD	18,657,198,642	JPY	—	(56,914)
Canadian Imperial Bank of Commerce	7/3/2019	1,828,177,649	JPY	16,884,297	USD	85,519	—
Canadian Imperial Bank of Commerce	7/3/2019	3,666,682,731	JPY	34,173,909	USD	—	(138,414)
Canadian Imperial Bank of Commerce	7/3/2019	18,276,768,831	JPY	169,590,506	USD	61,169	—
Canadian Imperial Bank of Commerce	7/3/2019	177,574,565	USD	19,265,597,280	JPY	—	(1,255,778)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2019

Canadian Imperial Bank of Commerce	8/5/2019	173,563,086	USD	18,658,552,434	JPY	$—	$(69,512)
Citibank N.A.	7/3/2019	1,546,901,709	JPY	14,472,255	USD	—	(113,346)
Citibank N.A.	7/3/2019	18,271,409,771	JPY	169,590,506	USD	11,424	—
Citibank N.A.	7/3/2019	177,574,565	USD	19,234,592,761	JPY	—	(967,983)
Citibank N.A.	7/3/2019	118,383,046	USD	12,823,062,129	JPY	—	(645,322)
Citibank N.A.	8/5/2019	173,563,086	USD	18,653,206,691	JPY	—	(19,765)
Commonwealth Bank of Australia	7/3/2019	18,273,377,021	JPY	169,590,506	USD	29,685	—
Commonwealth Bank of Australia	7/3/2019	177,574,565	USD	19,263,821,534	JPY	—	(1,239,295)
Commonwealth Bank of Australia	8/5/2019	173,563,086	USD	18,655,011,747	JPY	—	(36,563)
Credit Suisse International	7/3/2019	18,274,258,892	JPY	169,590,506	USD	37,871	—
Credit Suisse International	7/3/2019	177,574,565	USD	19,267,674,902	JPY	—	(1,275,064)
Credit Suisse International	8/5/2019	173,563,086	USD	18,656,209,332	JPY	—	(47,707)
Goldman Sachs	7/3/2019	18,269,764,743	JPY	169,590,506	USD	—	(3,846)
Goldman Sachs	7/3/2019	177,574,565	USD	19,263,999,109	JPY	—	(1,240,944)
Goldman Sachs	8/5/2019	173,563,086	USD	18,651,852,899	JPY	—	(7,167)
HSBC Holdings PLC	7/3/2019	18,272,020,297	JPY	169,590,506	USD	17,091	—
HSBC Holdings PLC	7/3/2019	177,574,565	USD	19,269,503,920	JPY	—	(1,292,041)
HSBC Holdings PLC	8/5/2019	173,563,086	USD	18,653,953,012	JPY	—	(26,710)
JP Morgan Chase Bank N.A.	7/3/2019	18,270,273,515	JPY	169,590,506	USD	877	—
JP Morgan Chase Bank N.A.	7/3/2019	177,574,565	USD	19,270,817,972	JPY	—	(1,304,239)
JP Morgan Chase Bank N.A.	8/5/2019	173,563,086	USD	18,651,766,117	JPY	—	(6,360)
Morgan Stanley & Co. International	7/3/2019	18,268,034,920	JPY	169,590,506	USD	—	(19,902)
Morgan Stanley & Co. International	7/3/2019	177,574,565	USD	19,274,298,434	JPY	—	(1,336,546)
Morgan Stanley & Co. International	8/5/2019	173,563,086	USD	18,651,089,221	JPY	—	(61)
Royal Bank of Canada	7/3/2019	18,264,897,496	JPY	169,590,506	USD	—	(49,025)
Royal Bank of Canada	7/3/2019	177,574,565	USD	19,262,081,304	JPY	—	(1,223,142)
Royal Bank of Canada	8/5/2019	173,563,086	USD	18,646,229,455	JPY	45,163	—
Societe Generale	7/3/2019	18,263,455,976	JPY	169,590,506	USD	—	(62,406)
Societe Generale	7/3/2019	177,574,565	USD	19,266,130,004	JPY	—	(1,260,723)
Societe Generale	8/5/2019	173,563,086	USD	18,645,101,295	JPY	55,662	—
Standard Chartered Bank	7/3/2019	18,266,593,401	JPY	169,590,506	USD	—	(33,283)
Standard Chartered Bank	7/3/2019	177,574,565	USD	19,262,400,938	JPY	—	(1,226,109)
Standard Chartered Bank	8/5/2019	173,563,086	USD	18,648,138,649	JPY	27,397	—
State Street Bank and Trust	7/3/2019	18,269,544,276	JPY	169,590,506	USD	—	(5,892)
State Street Bank and Trust	7/3/2019	177,574,565	USD	19,234,592,761	JPY	—	(967,983)
State Street Bank and Trust	8/5/2019	173,563,086	USD	18,651,714,048	JPY	—	(5,875)
UBS AG	7/3/2019	1,306,881,958	JPY	12,060,212	USD	70,746	—
UBS AG	7/3/2019	1,556,873,092	JPY	14,472,255	USD	—	(20,788)
UBS AG	7/3/2019	18,272,054,215	JPY	169,590,506	USD	17,406	—
UBS AG	7/3/2019	177,574,565	USD	19,273,357,289	JPY	—	(1,327,810)
UBS AG	8/5/2019	173,563,086	USD	18,653,900,943	JPY	—	(26,226)
Wells Fargo Bank N.A.	7/3/2019	12,175,468,015	JPY	113,060,340	USD	—	(43,178)
Wells Fargo Bank N.A.	8/5/2019	115,708,727	USD	12,429,373,600	JPY	43,569	—

						$608,656	$(21,442,653)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 100.2%

Japan - 100.2%

Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.	4,400	$57,379
Konoike Transport Co., Ltd.	3,700	58,312
Maruwa Unyu Kikan Co., Ltd.(a)	900	39,679
SBS Holdings, Inc.	2,000	28,235

Total Air Freight & Logistics		183,605

Auto Components - 6.7%
Aisan Industry Co., Ltd.	8,800	55,704
Daido Metal Co., Ltd.	7,900	48,541
Daikyonishikawa Corp.	9,900	78,564
Eagle Industry Co., Ltd.	8,900	86,819
Exedy Corp.	6,800	142,387
FCC Co., Ltd.	3,700	77,372
Futaba Industrial Co., Ltd.	4,400	24,054
G-Tekt Corp.	3,598	50,894
H-One Co., Ltd.	3,400	24,173
Ichikoh Industries Ltd.	3,500	23,065
Kasai Kogyo Co., Ltd.	7,600	55,868
Keihin Corp.	7,900	113,140
Mitsuba Corp.	5,600	34,201
Musashi Seimitsu Industry Co., Ltd.	6,300	80,987
NHK Spring Co., Ltd.	23,900	184,563
Nifco, Inc.	7,300	180,840
Nippon Piston Ring Co., Ltd.	2,400	30,963
Nissin Kogyo Co., Ltd.	8,000	109,968
NOK Corp.	20,200	302,606
Pacific Industrial Co., Ltd.	4,800	68,922
Piolax, Inc.	3,400	59,360
Press Kogyo Co., Ltd.	11,400	51,635
Sanoh Industrial Co., Ltd.	11,500	48,993
Shoei Co., Ltd.	1,200	47,782
Showa Corp.	6,400	86,252
Sumitomo Riko Co., Ltd.	5,400	42,151
Sumitomo Rubber Industries Ltd.	38,200	441,778
T. RAD Co., Ltd.	1,600	28,261
Tachi-S Co., Ltd.	3,100	39,822
Tokai Rika Co., Ltd.	9,925	163,697
Topre Corp.	6,100	101,402
Toyo Tire Corp.	12,100	159,140
Toyoda Gosei Co., Ltd.	12,700	247,658
Toyota Boshoku Corp.	24,500	321,543
TPR Co., Ltd.	3,806	64,646
TS Tech Co., Ltd.	6,800	185,116
Unipres Corp.	4,100	67,357
Yokohama Rubber Co., Ltd. (The)	16,200	297,717
Yorozu Corp.	2,600	32,603

Total Auto Components		4,260,544

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	7,000	68,090

Banks - 8.2%
77 Bank Ltd. (The)	7,100	104,451
Aomori Bank Ltd. (The)	2,300	56,358
Aozora Bank Ltd.	22,500	540,050
Awa Bank Ltd. (The)	2,200	52,682
Bank of Kyoto Ltd. (The)	3,600	139,168
Bank of Nagoya Ltd. (The)	1,900	59,871
Bank of Okinawa Ltd. (The)	1,840	56,016
Bank of the Ryukyus Ltd.	3,300	35,224
Chugoku Bank Ltd. (The)	12,400	109,337
Chukyo Bank Ltd. (The)	1,800	37,073
Daishi Hokuetsu Financial Group, Inc.	4,900	125,433
Ehime Bank Ltd. (The)	4,500	43,521
FIDEA Holdings Co., Ltd.	18,400	19,640
Fukui Bank Ltd. (The)	400	5,201
Gunma Bank Ltd. (The)	50,600	177,058
Hachijuni Bank Ltd. (The)	47,900	195,175
Hiroshima Bank Ltd. (The)	38,500	185,460
Hokkoku Bank Ltd. (The)	2,200	61,871
Hokuhoku Financial Group, Inc.	13,800	143,457
Hyakugo Bank Ltd. (The)	24,800	76,651
Hyakujushi Bank Ltd. (The)	4,500	90,050
Iyo Bank Ltd. (The)	20,500	103,508
Jimoto Holdings, Inc.	42,500	37,869
Juroku Bank Ltd. (The)	3,300	67,201
Kansai Mirai Financial Group, Inc.	19,500	124,884
Keiyo Bank Ltd. (The)	17,800	104,084
Kiyo Bank Ltd. (The)	5,198	66,193
Kyushu Financial Group, Inc.	37,600	148,669
Mebuki Financial Group, Inc.	155,000	404,260
Michinoku Bank Ltd. (The)	3,000	45,833
Musashino Bank Ltd. (The)	5,000	94,394
Nanto Bank Ltd. (The)	3,400	73,781
Nishi-Nippon Financial Holdings, Inc.	21,100	151,777
North Pacific Bank Ltd.	44,600	105,974
Ogaki Kyoritsu Bank Ltd. (The)	4,200	92,194
San ju San Financial Group, Inc.	3,800	52,235
San-In Godo Bank Ltd. (The)	16,700	106,952
Senshu Ikeda Holdings, Inc.	69,600	128,554
Seven Bank Ltd.	151,300	396,015
Shiga Bank Ltd. (The)	3,600	83,568
Shikoku Bank Ltd. (The)	5,800	48,558
Toho Bank Ltd. (The)	34,700	82,450
Tokyo Kiraboshi Financial Group, Inc.	4,100	64,350
TOMONY Holdings, Inc.	6,500	21,840
Towa Bank Ltd. (The)	7,800	49,592
Yamagata Bank Ltd. (The)	3,300	49,374
Yamaguchi Financial Group, Inc.	25,900	176,930
Yamanashi Chuo Bank Ltd. (The)	4,200	45,220

Total Banks		5,240,006

Beverages - 0.3%
Sapporo Holdings Ltd.	3,800	80,028
Takara Holdings, Inc.	10,200	106,696

Total Beverages		186,724

Biotechnology - 0.0%
Takara Bio, Inc.	1,200	22,866

Building Products - 1.9%
Aica Kogyo Co., Ltd.	5,300	177,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2019

Investments	Shares	Value
Bunka Shutter Co., Ltd.	4,700	$35,640
Central Glass Co., Ltd.	4,000	88,806
Eidai Co., Ltd.	11,800	35,924
Kondotec, Inc.	2,400	20,494
Nichias Corp.	6,900	124,051
Nichiha Corp.	1,800	50,204
Nihon Flush Co., Ltd.	700	16,184
Nippon Sheet Glass Co., Ltd.	10,400	70,755
Nitto Boseki Co., Ltd.	2,000	42,287
Noritz Corp.	4,100	49,052
Okabe Co., Ltd.	5,300	46,143
Sanwa Holdings Corp.	17,900	192,391
Shin Nippon Air Technologies Co., Ltd.(a)	2,300	36,462
Sinko Industries Ltd.	2,000	29,070
Takara Standard Co., Ltd.	4,217	66,735
Takasago Thermal Engineering Co., Ltd.	6,200	102,202

Total Building Products		1,183,493

Capital Markets - 1.9%
GCA Corp.	5,000	31,882
GMO Financial Holdings, Inc.(a)	18,700	110,214
Ichiyoshi Securities Co., Ltd.	3,400	22,974
IwaiCosmo Holdings, Inc.	4,700	51,607
Kyokuto Securities Co., Ltd.	2,800	22,766
Marusan Securities Co., Ltd.(a)	6,000	31,130
Matsui Securities Co., Ltd.	68,800	648,792
Monex Group, Inc.	15,065	53,134
Morningstar Japan K.K.	6,299	19,469
Okasan Securities Group, Inc.(a)	21,400	78,259
Sparx Group Co., Ltd.	30,900	65,104
Tokai Tokyo Financial Holdings, Inc.	31,500	96,190

Total Capital Markets		1,231,521

Chemicals - 9.4%
Achilles Corp.	1,300	23,770
ADEKA Corp.	8,800	130,032
Air Water, Inc.	14,600	249,883
Asahi Yukizai Corp.	2,500	32,068
C.I. Takiron Corp.	10,700	66,838
Chugoku Marine Paints Ltd.	9,200	78,901
Daicel Corp.	36,100	320,993
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,500	42,115
Denka Co., Ltd.	10,400	308,409
DIC Corp.(a)	12,800	337,880
DKS Co., Ltd.	700	23,195
Fujimi, Inc.	3,900	80,143
Fujimori Kogyo Co., Ltd.	1,600	42,963
Fuso Chemical Co., Ltd.	2,000	39,725
Harima Chemicals Group, Inc.	3,000	28,680
JCU Corp.	1,800	33,029
JSP Corp.	2,717	51,773
Kaneka Corp.	5,748	216,070
Kanto Denka Kogyo Co., Ltd.	3,200	22,335
KH Neochem Co., Ltd.	2,400	58,830
Koatsu Gas Kogyo Co., Ltd.	3,200	25,068
Konishi Co., Ltd.	2,500	37,126
Kumiai Chemical Industry Co., Ltd.	6,294	45,508
Kureha Corp.	1,600	109,152
Lintec Corp.	9,000	187,535
Mitsubishi Gas Chemical Co., Inc.	37,400	498,481
Moriroku Holdings Co., Ltd.	1,300	29,960
Nihon Nohyaku Co., Ltd.	11,800	45,562
Nihon Parkerizing Co., Ltd.	8,200	90,874
Nippon Chemical Industrial Co., Ltd.	1,200	23,033
Nippon Kayaku Co., Ltd.	14,000	168,535
Nippon Pillar Packing Co., Ltd.	3,500	33,688
Nippon Shokubai Co., Ltd.	3,200	211,472
Nippon Soda Co., Ltd.	2,800	70,923
NOF Corp.	5,600	208,688
Okamoto Industries, Inc.	1,700	76,369
Osaka Soda Co., Ltd.	2,077	51,877
Riken Technos Corp.	6,300	30,407
Sakai Chemical Industry Co., Ltd.	1,500	35,405
Sakata INX Corp.	6,700	62,809
Sanyo Chemical Industries Ltd.	1,700	89,623
Sekisui Plastics Co., Ltd.	6,800	47,336
Shikoku Chemicals Corp.	4,300	44,940
Stella Chemifa Corp.	700	19,491
Sumitomo Bakelite Co., Ltd.	3,300	117,770
Sumitomo Seika Chemicals Co., Ltd.	1,500	45,735
T Hasegawa Co., Ltd.	2,500	44,621
Taiyo Holdings Co., Ltd.	4,000	120,661
Takasago International Corp.	1,000	27,288
Tayca Corp.	1,200	27,466
Toagosei Co., Ltd.	9,700	101,916
Tokai Carbon Co., Ltd.	14,700	153,358
Tokuyama Corp.	4,300	116,220
Tokyo Ohka Kogyo Co., Ltd.(a)	4,200	131,177
Toyo Ink SC Holdings Co., Ltd.(a)	7,500	161,987
Toyobo Co., Ltd.	9,900	118,168
Ube Industries Ltd.	12,680	262,921
Valqua Ltd.	2,800	58,786
Zeon Corp.	11,400	126,655

Total Chemicals		6,046,223

Commercial Services & Supplies - 1.9%
Aeon Delight Co., Ltd.	2,600	76,861
Bell System24 Holdings, Inc.	5,600	77,342
Daiseki Co., Ltd.	2,100	52,510
Itoki Corp.	5,300	21,645
King Jim Co., Ltd.	2,700	20,424
Kokuyo Co., Ltd.	6,800	95,177
Mitsubishi Pencil Co., Ltd.	2,300	36,867
NAC Co., Ltd.	3,200	27,979
Nakabayashi Co., Ltd.	4,200	20,700
Nippon Air Conditioning Services Co., Ltd.	3,900	25,049
Nippon Kanzai Co., Ltd.	3,500	59,286
Nippon Parking Development Co., Ltd.	26,100	41,183
Okamura Corp.	8,600	85,808
Park24 Co., Ltd.	12,100	281,779
Pilot Corp.	1,200	46,390
Prestige International, Inc.	1,600	23,761

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2019

Investments	Shares	Value
Relia, Inc.	5,800	$67,938
Sato Holdings Corp.	2,500	63,463
Takara Printing Co., Ltd.	1,500	22,540
Toppan Forms Co., Ltd.	8,200	64,464
Uchida Yoko Co., Ltd.	600	19,714

Total Commercial Services & Supplies		1,230,880

Construction & Engineering - 5.3%
Asanuma Corp.(a)	1,100	35,530
Asunaro Aoki Construction Co., Ltd.	5,000	37,591
Daiho Corp.	1,300	32,578
Hazama Ando Corp.	22,300	149,025
Kandenko Co., Ltd.	17,000	142,009
Kumagai Gumi Co., Ltd.	4,400	130,072
Kyowa Exeo Corp.	8,500	211,593
Kyudenko Corp.	6,300	189,164
Maeda Corp.	12,700	101,609
Maeda Road Construction Co., Ltd.	8,600	180,956
Meisei Industrial Co., Ltd.	8,700	57,978
Mirait Holdings Corp.(a)	6,744	99,839
Nippo Corp.	6,400	126,111
Nippon Densetsu Kogyo Co., Ltd.	2,800	56,161
Nippon Koei Co., Ltd.(a)	1,600	35,196
Nishimatsu Construction Co., Ltd.	7,800	150,368
Nittoc Construction Co., Ltd.	7,600	40,913
Okumura Corp.	5,500	168,206
OSJB Holdings Corp.	12,200	30,121
Penta-Ocean Construction Co., Ltd.	29,200	143,100
PS Mitsubishi Construction Co., Ltd.	6,600	36,633
Raito Kogyo Co., Ltd.	4,500	57,430
Sanki Engineering Co., Ltd.	6,100	70,659
Seikitokyu Kogyo Co., Ltd.	6,800	40,141
Shinnihon Corp.	3,400	28,118
SHO-BOND Holdings Co., Ltd.	2,800	98,756
Sumitomo Densetsu Co., Ltd.	3,700	58,725
Sumitomo Mitsui Construction Co., Ltd.	17,840	98,854
Taihei Dengyo Kaisha Ltd.	2,600	52,415
Taikisha Ltd.	2,400	72,619
Tekken Corp.	1,400	38,814
Toa Corp.	1,700	25,640
Toda Corp.	30,500	168,721
Tokyo Energy & Systems, Inc.	2,800	23,650
Tokyu Construction Co., Ltd.	9,700	65,543
Toshiba Plant Systems & Services Corp.	6,000	112,772
Totetsu Kogyo Co., Ltd.	2,500	67,941
Toyo Construction Co., Ltd.	6,100	23,836
Yahagi Construction Co., Ltd.	5,400	35,235
Yokogawa Bridge Holdings Corp.	2,000	32,207
Yurtec Corp.	6,200	42,411

Total Construction & Engineering		3,369,240

Construction Materials - 0.4%
Asia Pile Holdings Corp.	4,100	22,528
Krosaki Harima Corp.	1,300	74,086
Shinagawa Refractories Co., Ltd.	1,400	38,411
Sumitomo Osaka Cement Co., Ltd.	3,200	127,121

Total Construction Materials		262,146

Consumer Finance - 0.8%
Credit Saison Co., Ltd.	21,900	256,320
J Trust Co., Ltd.(a)	5,000	22,415
Jaccs Co., Ltd.	4,700	93,572
Orient Corp.	105,200	112,289

Total Consumer Finance		484,596

Containers & Packaging - 0.5%
FP Corp.	1,800	109,931
Fuji Seal International, Inc.	1,700	51,991
Pack Corp. (The)	900	27,566
Rengo Co., Ltd.	14,581	117,065

Total Containers & Packaging		306,553

Distributors - 0.2%
Arata Corp.	1,200	40,821
Doshisha Co., Ltd.	3,700	58,450
Happinet Corp.	3,100	38,009

Total Distributors		137,280

Diversified Consumer Services - 0.5%
Benesse Holdings, Inc.	5,500	128,030
Meiko Network Japan Co., Ltd.(a)	2,900	25,678
Riso Kyoiku Co., Ltd.	14,300	59,860
Sprix Ltd.	1,100	17,306
Studio Alice Co., Ltd.	1,700	32,110
Tokyo Individualized Educational Institute, Inc.(a)	5,100	43,928

Total Diversified Consumer Services		306,912

Diversified Financial Services - 1.0%
Financial Products Group Co., Ltd.	16,500	136,300
Fuyo General Lease Co., Ltd.	3,200	182,068
IBJ Leasing Co., Ltd.	4,400	110,143
Japan Securities Finance Co., Ltd.	15,000	76,434
NEC Capital Solutions Ltd.	2,700	44,783
Ricoh Leasing Co., Ltd.	2,700	82,323

Total Diversified Financial Services		632,051

Diversified Telecommunication Services - 0.1%
ARTERIA Networks Corp.	3,600	41,567
Internet Initiative Japan, Inc.	1,900	35,623

Total Diversified Telecommunication Services		77,190

Electric Utilities - 0.5%
Hokkaido Electric Power Co., Inc.	9,600	53,729
Okinawa Electric Power Co., Inc. (The)	5,918	90,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2019

Investments	Shares	Value
Shikoku Electric Power Co., Inc.	20,600	$190,436

Total Electric Utilities		335,127

Electrical Equipment - 1.7%
Cosel Co., Ltd.	2,200	23,462
Daihen Corp.	1,800	51,624
Denyo Co., Ltd.	2,600	35,016
Fujikura Ltd.	28,800	108,261
Furukawa Electric Co., Ltd.	5,326	155,964
GS Yuasa Corp.	4,600	88,721
Idec Corp.	2,300	43,122
Mabuchi Motor Co., Ltd.	7,100	242,839
Nippon Carbon Co., Ltd.(a)	800	30,666
Nissin Electric Co., Ltd.	8,600	93,870
Nitto Kogyo Corp.	3,000	57,305
Sanyo Denki Co., Ltd.	1,100	44,004
SEC Carbon Ltd.	200	18,211
Sinfonia Technology Co., Ltd.	3,000	34,305
Tatsuta Electric Wire and Cable Co., Ltd.	4,700	20,808
Toyo Tanso Co., Ltd.	1,500	29,961

Total Electrical Equipment		1,078,139

Electronic Equipment, Instruments & Components - 5.4%
Ai Holdings Corp.(a)	4,200	67,830
Amano Corp.	7,000	193,159
Anritsu Corp.(a)	6,200	107,784
Canon Electronics, Inc.	6,400	107,696
Citizen Watch Co., Ltd.	34,700	178,106
CMK Corp.	3,400	19,755
CONEXIO Corp.	3,900	49,483
Daiwabo Holdings Co., Ltd.	2,400	114,275
Dexerials Corp.	8,600	55,396
Elematec Corp.	4,058	38,569
Enplas Corp.	1,400	41,582
ESPEC Corp.	2,300	50,039
FTGroup Co., Ltd.	2,700	37,039
Furuno Electric Co., Ltd.	2,300	21,540
Hakuto Co., Ltd.	4,200	47,091
Hioki EE Corp.	1,000	32,439
Hochiki Corp.	2,000	24,745
Horiba Ltd.	3,800	196,102
Ibiden Co., Ltd.	9,000	157,546
Innotech Corp.	3,100	24,601
Iriso Electronics Co., Ltd.	1,000	50,306
Japan Aviation Electronics Industry Ltd.	6,700	98,317
Japan Cash Machine Co., Ltd.	2,200	22,482
Kaga Electronics Co., Ltd.	4,800	69,189
Koa Corp.	3,800	49,202
Macnica Fuji Electronics Holdings, Inc.	7,600	100,520
Marubun Corp.	6,500	33,363
Maruwa Co., Ltd.	400	21,867
Meiko Electronics Co., Ltd.(a)	1,800	29,454
Nippon Electric Glass Co., Ltd.(a)	12,000	303,954
Nippon Signal Co., Ltd.	5,400	62,701
Nissha Co., Ltd.	4,600	47,178
Nohmi Bosai Ltd.	2,866	61,183
Ohara, Inc.	2,000	26,211
Oki Electric Industry Co., Ltd.	10,900	136,073
Optex Group Co., Ltd.	2,900	36,445
Osaki Electric Co., Ltd.	4,700	30,536
Restar Holdings Corp.	3,000	43,299
Riken Keiki Co., Ltd.	1,500	27,385
Ryoden Corp.	2,600	38,611
Ryosan Co., Ltd.	5,000	116,763
Sanshin Electronics Co., Ltd.	3,500	58,896
Satori Electric Co., Ltd.(a)	3,400	27,613
Siix Corp.(a)	3,800	44,864
Sumida Corp.	2,000	21,459
Sun-Wa Technos Corp.	2,900	22,960
Tachibana Eletech Co., Ltd.	1,900	29,609
Taiyo Yuden Co., Ltd.(a)	4,800	89,326
Tamura Corp.	4,300	22,629
Tokyo Electron Device Ltd.	1,700	29,885
Topcon Corp.	6,600	82,577
UMC Electronics Co., Ltd.	1,700	21,254
V Technology Co., Ltd.	1,000	45,666

Total Electronic Equipment, Instruments & Components		3,466,554

Energy Equipment & Services - 0.3%
Modec, Inc.	3,500	98,756
Shinko Plantech Co., Ltd.	6,200	72,738
Toyo Kanetsu K.K.	1,900	36,276

Total Energy Equipment & Services		207,770

Entertainment - 1.4%
Amuse, Inc.	1,000	23,037
Avex, Inc.	5,800	73,644
Capcom Co., Ltd.	7,300	146,488
Daiichikosho Co., Ltd.	4,000	186,003
GungHo Online Entertainment, Inc.(a)	3,100	85,744
Koei Tecmo Holdings Co., Ltd.	11,520	214,383
Marvelous, Inc.	6,400	48,650
Toei Animation Co., Ltd.	1,900	88,175
Toei Co., Ltd.	400	55,615

Total Entertainment		921,739

Food & Staples Retailing - 2.6%
Aeon Hokkaido Corp.	4,500	30,532
Ain Holdings, Inc.	900	52,376
Arcs Co., Ltd.	4,600	91,710
Axial Retailing, Inc.	1,600	55,021
Cawachi Ltd.	1,400	25,937
Cocokara fine, Inc.	1,100	57,175
Cosmos Pharmaceutical Corp.	300	50,928
Create SD Holdings Co., Ltd.	3,200	75,055
Heiwado Co., Ltd.	3,000	53,239
Inageya Co., Ltd.	1,800	22,337
Japan Meat Co., Ltd.	1,700	27,944
Kato Sangyo Co., Ltd.	2,200	66,772
Kobe Bussan Co., Ltd.	1,800	87,377
Life Corp.	1,900	38,198
Ministop Co., Ltd.	1,700	24,441
Mitsubishi Shokuhin Co., Ltd.	3,100	81,341
Nihon Chouzai Co., Ltd.	900	27,859
Okuwa Co., Ltd.	4,300	42,385
Qol Holdings Co., Ltd.	2,400	36,844
San-A Co., Ltd.	1,400	55,940
Shoei Foods Corp.	700	21,700
Sugi Holdings Co., Ltd.	2,800	132,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2019

Investments	Shares	Value
Sundrug Co., Ltd.	9,100	$246,293
United Super Markets Holdings, Inc.	7,600	66,519
Valor Holdings Co., Ltd.	3,700	76,789
Yamatane Corp.	1,900	24,213
Yaoko Co., Ltd.	1,500	67,872
Yokohama Reito Co., Ltd.	5,400	50,020

Total Food & Staples Retailing		1,689,099

Food Products - 2.6%
Ariake Japan Co., Ltd.	1,200	75,738
DyDo Group Holdings, Inc.	800	34,379
Fuji Oil Holdings, Inc.	4,551	137,282
Fujicco Co., Ltd.	2,300	43,485
Hokuto Corp.	3,500	59,026
Itoham Yonekyu Holdings, Inc.	19,600	133,529
Kagome Co., Ltd.	5,100	118,577
Kameda Seika Co., Ltd.	700	31,316
Kotobuki Spirits Co., Ltd.	700	32,875
Kyokuyo Co., Ltd.	1,100	29,261
Marudai Food Co., Ltd.	1,300	24,422
Maruha Nichiro Corp.	2,100	61,690
Megmilk Snow Brand Co., Ltd.	3,900	85,500
Mitsui Sugar Co., Ltd.	4,400	90,989
Morinaga & Co., Ltd.	2,200	107,203
Morinaga Milk Industry Co., Ltd.	2,200	87,089
Nippon Flour Mills Co., Ltd.	5,100	81,513
Nippon Suisan Kaisha Ltd.	13,400	83,082
Nisshin Oillio Group Ltd. (The)	2,900	81,154
Prima Meat Packers Ltd.	4,900	93,416
S Foods, Inc.	1,600	54,353
Sakata Seed Corp.	1,400	40,867
Showa Sangyo Co., Ltd.	2,200	61,667
Warabeya Nichiyo Holdings Co., Ltd.	1,800	27,750

Total Food Products		1,676,163

Gas Utilities - 0.3%
Nippon Gas Co., Ltd.	3,700	94,063
Saibu Gas Co., Ltd.	2,100	41,068
Shizuoka Gas Co., Ltd.	3,700	28,195

Total Gas Utilities		163,326

Health Care Equipment & Supplies - 1.1%
Eiken Chemical Co., Ltd.	2,200	34,856
Hogy Medical Co., Ltd.	2,100	61,982
Jeol Ltd.	1,600	35,760
Mani, Inc.	1,100	70,549
Menicon Co., Ltd.	1,100	36,245
Nagaileben Co., Ltd.	2,800	61,411
Nakanishi, Inc.	4,700	86,331
Nihon Kohden Corp.	3,400	92,085
Nikkiso Co., Ltd.	3,300	43,922
Nipro Corp.	11,623	128,917
Paramount Bed Holdings Co., Ltd.	2,103	80,029

Total Health Care Equipment & Supplies		732,087

Health Care Providers & Services - 1.3%
As One Corp.	1,200	99,684
BML, Inc.	1,900	53,963
Japan Lifeline Co., Ltd.(a)	4,700	76,036
Miraca Holdings, Inc.	8,100	184,193
NichiiGakkan Co., Ltd.	5,100	74,318
Ship Healthcare Holdings, Inc.	2,659	114,761
Solasto Corp.	5,900	51,257
Toho Holdings Co., Ltd.	3,400	76,180
Tokai Corp.	1,300	27,535
Tsukui Corp.	4,400	20,991
Vital KSK Holdings, Inc.	5,200	49,230
WIN-Partners Co., Ltd.	1,900	20,227

Total Health Care Providers & Services		848,375

Health Care Technology - 0.0%
EM Systems Co., Ltd.(a)	1,800	27,550

Hotels, Restaurants & Leisure - 2.2%
Aeon Fantasy Co., Ltd.	1,400	29,016
Arcland Service Holdings Co., Ltd.	1,200	20,572
Create Restaurants Holdings, Inc.	3,500	43,563
Doutor Nichires Holdings Co., Ltd.	2,300	43,549
Fuji Kyuko Co., Ltd.	800	28,847
Hiday Hidaka Corp.	2,222	42,547
HIS Co., Ltd.	2,000	49,768
Ichibanya Co., Ltd.(a)	2,000	88,918
Kisoji Co., Ltd.	1,000	23,390
KOMEDA Holdings Co., Ltd.	4,100	77,289
Koshidaka Holdings Co., Ltd.	1,900	26,682
Kura Sushi, Inc.	500	21,324
Kyoritsu Maintenance Co., Ltd.(a)	1,200	56,024
MOS Food Services, Inc.	1,900	41,636
Ohsho Food Service Corp.	1,600	93,707
Plenus Co., Ltd.(a)	4,900	79,863
Renaissance, Inc.	600	9,796
Resorttrust, Inc.	9,000	137,748
Round One Corp.	4,200	53,289
Royal Holdings Co., Ltd.	1,500	37,047
Saizeriya Co., Ltd.	1,200	26,052
SFP Holdings Co., Ltd.(a)	1,300	21,719
St. Marc Holdings Co., Ltd.	2,200	46,863
Sushiro Global Holdings Ltd.	1,000	59,681
Tokyo Dome Corp.	5,600	52,965
Tokyotokeiba Co., Ltd.	1,400	43,076
Yoshinoya Holdings Co., Ltd.	3,000	51,791
Zensho Holdings Co., Ltd.	3,900	79,274

Total Hotels, Restaurants & Leisure		1,385,996

Household Durables - 3.8%
Casio Computer Co., Ltd.	28,600	355,177
Cleanup Corp.	7,700	39,379
ES-Con Japan Ltd.	10,600	65,721
First Juken Co., Ltd.	2,800	30,666
FJ Next Co., Ltd.	3,600	34,750
Fujitsu General Ltd.	5,800	92,163
Haseko Corp.	69,100	699,081
Hinokiya Group Co., Ltd.	1,800	35,552
Hoosiers Holdings	7,800	43,583
JVC Kenwood Corp.	15,500	35,966
Ki-Star Real Estate Co., Ltd.	2,300	35,032
LEC, Inc.	1,800	19,180
Meiwa Estate Co., Ltd.	7,000	35,669

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2019

Investments	Shares	Value
Misawa Homes Co., Ltd.	3,900	$36,524
Nihon House Holdings Co., Ltd.	11,000	42,473
Pressance Corp.	4,900	67,265
Sanei Architecture Planning Co., Ltd.	2,100	29,822
Sangetsu Corp.	6,200	113,999
Space Value Holdings Co., Ltd.	9,200	43,037
Starts Corp., Inc.	4,400	103,731
Sumitomo Forestry Co., Ltd.	18,500	221,677
Tama Home Co., Ltd.	3,200	31,869
Tamron Co., Ltd.	2,500	51,165
Toa Corp.	2,600	30,937
Token Corp.	1,400	79,135
Zojirushi Corp.	5,900	62,921

Total Household Durables		2,436,474

Household Products - 0.1%
Earth Corp.	1,500	67,106
ST Corp.	1,600	24,979

Total Household Products		92,085

Independent Power & Renewable Electricity Producers - 0.0%
West Holdings Corp.(a)	2,800	28,327

Industrial Conglomerates - 0.5%
Mie Kotsu Group Holdings, Inc.	6,700	35,757
Nisshinbo Holdings, Inc.	19,800	151,248
TOKAI Holdings Corp.	13,200	111,613

Total Industrial Conglomerates		298,618

Interactive Media & Services - 0.6%
Dip Corp.	5,500	91,990
LIFULL Co., Ltd.	4,200	19,452
Mixi, Inc.	12,900	258,742
MTI Ltd.	5,000	35,456

Total Interactive Media & Services		405,640

Internet & Direct Marketing Retail - 0.1%
ASKUL Corp.(a)	2,200	47,026
Belluna Co., Ltd.	6,100	41,614

Total Internet & Direct Marketing Retail		88,640

IT Services - 1.8%
Comture Corp.	600	21,357
Digital Garage, Inc.	1,300	41,145
DTS Corp.	3,800	79,217
Future Corp.	2,900	57,144
GMO Internet, Inc.	6,100	110,518
Ines Corp.	2,200	23,442
Infocom Corp.	2,000	45,536
Information Services International-Dentsu Ltd.	2,100	66,953
JBCC Holdings, Inc.	2,100	28,321
Kanematsu Electronics Ltd.	3,000	83,005
Mitsubishi Research Institute, Inc.	1,500	46,779
NEC Networks & System Integration Corp.	4,700	119,921
NET One Systems Co., Ltd.	3,900	107,328
NS Solutions Corp.	5,200	165,064
NSD Co., Ltd.	3,200	92,519
Transcosmos, Inc.	2,200	49,129
Wellnet Corp.	3,700	31,182

Total IT Services		1,168,560

Leisure Products - 0.9%
Daikoku Denki Co., Ltd.	2,200	26,423
Furyu Corp.	3,100	32,715
GLOBERIDE, Inc.	700	21,733
Heiwa Corp.	11,900	244,428
Mizuno Corp.	1,500	33,929
Tomy Co., Ltd.	5,900	68,616
Universal Entertainment Corp.	3,800	113,393

Total Leisure Products		541,237

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	2,100	32,590

Machinery - 7.1%
Aichi Corp.	6,900	44,574
Aida Engineering Ltd.	9,500	73,362
Alinco, Inc.	1,900	17,088
Anest Iwata Corp.	2,300	20,472
Bando Chemical Industries Ltd.	4,100	38,702
CKD Corp.	5,000	50,678
DMG Mori Co., Ltd.(a)	11,900	190,528
Ebara Corp.	5,900	160,123
Fujitec Co., Ltd.	8,000	104,548
Furukawa Co., Ltd.	3,700	47,941
Giken Ltd.	1,600	50,121
Glory Ltd.	4,100	108,227
Harmonic Drive Systems, Inc.	2,600	100,269
Hirata Corp.	600	34,806
Hitachi Zosen Corp.	19,135	70,153
Hokuetsu Industries Co., Ltd.	3,100	34,844
Iwaki Co., Ltd.	1,900	18,922
Japan Steel Works Ltd. (The)	6,303	105,245
Juki Corp.	2,100	19,355
Kato Works Co., Ltd.	1,900	35,429
Kito Corp.	2,300	35,459
Kitz Corp.	7,000	48,988
Kurita Water Industries Ltd.	6,000	148,970
Kyokuto Kaihatsu Kogyo Co., Ltd.	3,700	46,053
Makino Milling Machine Co., Ltd.	2,000	80,657
Max Co., Ltd.	4,500	65,240
Meidensha Corp.	2,900	45,328
METAWATER Co., Ltd.	1,900	58,813
Mitsubishi Logisnext Co., Ltd.	2,600	27,535
Mitsuboshi Belting Ltd.	3,100	54,726
Morita Holdings Corp.	2,100	36,741
Nabtesco Corp.	8,700	241,765
Nachi-Fujikoshi Corp.	1,500	61,885
Nippon Thompson Co., Ltd.	7,600	34,212
Nissei ASB Machine Co., Ltd.	1,000	23,919
Nissei Plastic Industrial Co., Ltd.	2,800	24,481
Nitta Corp.	2,000	56,432
Nitto Kohki Co., Ltd.	1,900	37,210
Noritake Co., Ltd.	1,000	41,906
NS Tool Co., Ltd.	900	17,843
NTN Corp.	77,200	229,293
Obara Group, Inc.	1,800	60,897
Oiles Corp.	3,700	54,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2019

Investments	Shares	Value
OKUMA Corp.	2,100	$107,787
Organo Corp.	800	26,620
OSG Corp.	5,900	116,313
Pegasus Sewing Machine Manufacturing Co., Ltd.	4,100	21,387
Rheon Automatic Machinery Co., Ltd.	1,200	20,449
Ryobi Ltd.	3,200	60,382
Shibuya Corp.	1,700	46,295
Shima Seiki Manufacturing Ltd.	1,900	55,727
Shinmaywa Industries Ltd.	9,600	122,072
Shinwa Co., Ltd.	3,100	27,363
Sodick Co., Ltd.(a)	3,900	33,664
Star Micronics Co., Ltd.	4,100	52,896
Tadano Ltd.	8,100	84,428
Takeuchi Manufacturing Co., Ltd.	3,400	60,748
Takuma Co., Ltd.	4,200	52,198
THK Co., Ltd.	13,100	313,092
Tocalo Co., Ltd.	7,200	52,526
Torishima Pump Manufacturing Co., Ltd.	2,600	25,508
Toshiba Machine Co., Ltd.	2,800	64,244
Tsubaki Nakashima Co., Ltd.(a)	5,400	88,363
Tsubakimoto Chain Co.	3,200	104,399
Tsugami Corp.	4,100	35,086
Union Tool Co.	1,600	44,997
YAMABIKO Corp.	6,000	52,181
Yushin Precision Equipment Co., Ltd.	2,100	19,667

Total Machinery		4,546,289

Marine - 0.6%
Iino Kaiun Kaisha Ltd.(a)	14,300	47,649
Japan Transcity Corp.	5,000	21,951
Mitsui OSK Lines Ltd.	6,600	157,986
Nippon Yusen K.K.	4,400	70,611
NS United Kaiun Kaisha Ltd.	3,600	73,978

Total Marine		372,175

Media - 0.8%
AOI TYO Holdings, Inc.	3,600	22,955
F@N Communications, Inc.	8,100	42,177
Gakken Holdings Co., Ltd.	500	23,529
Intage Holdings, Inc.	2,600	22,684
SKY Perfect JSAT Holdings, Inc.	46,600	181,660
Tow Co., Ltd.	2,700	19,321
Tv Tokyo Holdings Corp.	1,800	39,111
ValueCommerce Co., Ltd.	1,200	27,455
Wowow, Inc.	2,800	68,973
Zenrin Co., Ltd.	2,100	37,073

Total Media		484,938

Metals & Mining - 2.6%
Asahi Holdings, Inc.	6,800	138,032
Daido Steel Co., Ltd.	4,600	174,411
Daiki Aluminium Industry Co., Ltd.	5,800	40,590
Dowa Holdings Co., Ltd.	5,200	166,753
Godo Steel Ltd.	2,100	38,359
Kobe Steel Ltd.	31,800	208,084
Kyoei Steel Ltd.	3,400	60,085
Mitsubishi Steel Manufacturing Co., Ltd.	3,700	43,443
Mitsui Mining & Smelting Co., Ltd.	5,500	131,502
Nippon Denko Co., Ltd.	16,200	31,125
Nippon Light Metal Holdings Co., Ltd.	74,700	161,547
Nippon Yakin Kogyo Co., Ltd.	14,400	30,072
Pacific Metals Co., Ltd.	2,100	43,368
Sanyo Special Steel Co., Ltd.	5,300	73,297
Toho Titanium Co., Ltd.	3,100	31,449
Toho Zinc Co., Ltd.	1,700	39,352
Tokyo Rope Manufacturing Co., Ltd.	2,900	26,863
Tokyo Steel Manufacturing Co., Ltd.	7,800	58,931
Topy Industries Ltd.	3,000	70,364
UACJ Corp.	4,553	77,588

Total Metals & Mining		1,645,215

Multiline Retail - 1.5%
H2O Retailing Corp.	14,000	161,389
Izumi Co., Ltd.	4,100	165,728
J. Front Retailing Co., Ltd.	27,000	309,495
Parco Co., Ltd.	6,500	65,277
Seria Co., Ltd.(a)	5,000	115,510
Takashimaya Co., Ltd.	12,800	140,308

Total Multiline Retail		957,707

Oil, Gas & Consumable Fuels - 0.9%
Cosmo Energy Holdings Co., Ltd.	10,000	225,264
Fuji Oil Co., Ltd.	9,300	22,702
Itochu Enex Co., Ltd.	14,900	119,349
Iwatani Corp.(a)	3,000	104,140
Sala Corp.	6,800	36,544
San-Ai Oil Co., Ltd.	5,500	53,346

Total Oil, Gas & Consumable Fuels		561,345

Paper & Forest Products - 0.4%
Daiken Corp.	2,500	51,025
Daio Paper Corp.(a)	4,100	48,215
Hokuetsu Corp.	15,200	81,968
Nippon Paper Industries Co., Ltd.	5,800	102,714

Total Paper & Forest Products		283,922

Personal Products - 0.5%
Artnature, Inc.	5,800	33,915
Mandom Corp.	2,900	70,199
Milbon Co., Ltd.	1,300	62,985
Noevir Holdings Co., Ltd.	3,300	180,406

Total Personal Products		347,505

Pharmaceuticals - 1.6%
JCR Pharmaceuticals Co., Ltd.	600	34,917
Kaken Pharmaceutical Co., Ltd.	4,100	191,795
KYORIN Holdings, Inc.	9,000	159,384
Mochida Pharmaceutical Co., Ltd.	2,500	106,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2019

Investments	Shares	Value
Nichi-iko Pharmaceutical Co., Ltd.	5,600	$61,229
Sawai Pharmaceutical Co., Ltd.	3,200	172,861
Seikagaku Corp.	3,200	36,681
Torii Pharmaceutical Co., Ltd.	1,600	38,537
Towa Pharmaceutical Co., Ltd.	2,100	53,328
Tsumura & Co.	4,700	131,089
ZERIA Pharmaceutical Co., Ltd.	3,000	60,034

Total Pharmaceuticals		1,046,245

Professional Services - 1.8%
Altech Corp.	2,750	41,886
BayCurrent Consulting, Inc.	600	23,111
Benefit One, Inc.	6,300	108,645
en-japan, Inc.	2,100	81,766
FULLCAST Holdings Co., Ltd.	1,700	36,102
Funai Soken Holdings, Inc.	2,240	54,222
JAC Recruitment Co., Ltd.	3,000	70,698
Link And Motivation, Inc.(a)	1,200	6,738
Meitec Corp.	3,100	159,114
Nomura Co., Ltd.	6,700	83,641
Outsourcing, Inc.	6,000	72,731
Quick Co., Ltd.	1,400	20,167
Space Co., Ltd.	3,800	41,337
Tanseisha Co., Ltd.	3,600	41,801
TechnoPro Holdings, Inc.	2,100	111,491
Trust Tech, Inc.	2,400	34,082
UT Holdings Co., Ltd.(a)	1,100	26,698
Weathernews, Inc.	1,300	40,120
World Holdings Co., Ltd.	2,200	34,305
YAMADA Consulting Group Co., Ltd.	1,300	24,096
Yumeshin Holdings Co., Ltd.	9,400	67,093

Total Professional Services		1,179,844

Real Estate Management & Development - 2.2%
Daibiru Corp.	7,100	66,031
Dear Life Co., Ltd.	7,500	30,769
Goldcrest Co., Ltd.	3,400	59,896
Grandy House Corp.	4,900	21,330
Heiwa Real Estate Co., Ltd.	2,800	57,201
Ichigo, Inc.	35,800	105,001
Japan Property Management Center Co., Ltd.	1,900	19,575
Katitas Co., Ltd.(a)	1,600	59,477
Keihanshin Building Co., Ltd.	5,700	52,535
Kenedix, Inc.	8,300	41,369
Mugen Estate Co., Ltd.	4,300	22,270
Nippon Commercial Development Co., Ltd.	1,800	24,075
Open House Co., Ltd.	4,300	176,007
Raysum Co., Ltd.	6,800	62,862
SAMTY Co., Ltd.	5,800	88,233
Shinoken Group Co., Ltd.(a)	4,300	30,811
Star Mica Holdings Co., Ltd.	1,200	16,885
Sun Frontier Fudousan Co., Ltd.	5,900	55,692
Takara Leben Co., Ltd.(a)	13,300	47,280
Tokyo Tatemono Co., Ltd.	21,100	234,423
Tosei Corp.	5,400	48,717
Unizo Holdings Co., Ltd.	5,200	88,999

Total Real Estate Management & Development		1,409,438

Road & Rail - 1.4%
Fukuyama Transporting Co., Ltd.	2,300	83,256
Hamakyorex Co., Ltd.	1,000	35,270
Ichinen Holdings Co., Ltd.	2,100	21,655
Maruzen Showa Unyu Co., Ltd.	1,600	50,789
Nankai Electric Railway Co., Ltd.	3,500	85,112
Nikkon Holdings Co., Ltd.	4,700	107,837
Nishi-Nippon Railroad Co., Ltd.	3,600	76,852
Sakai Moving Service Co., Ltd.	600	35,363
Seino Holdings Co., Ltd.	12,900	171,817
Senko Group Holdings Co., Ltd.	13,400	105,842
Sotetsu Holdings, Inc.	5,000	137,785

Total Road & Rail		911,578

Semiconductors & Semiconductor Equipment - 1.6%
Ferrotec Holdings Corp.	3,300	26,004
Japan Material Co., Ltd.	3,600	51,257
Lasertec Corp.	1,800	71,338
Micronics Japan Co., Ltd.	3,000	26,481
Mimasu Semiconductor Industry Co., Ltd.	2,100	31,342
NuFlare Technology, Inc.	900	55,383
Optorun Co., Ltd.	3,300	71,244
SCREEN Holdings Co., Ltd.	3,900	162,711
Shibaura Mechatronics Corp.	900	22,571
Shindengen Electric Manufacturing Co., Ltd.	1,300	44,403
Shinko Electric Industries Co., Ltd.	12,000	101,578
Tokyo Seimitsu Co., Ltd.	6,600	169,625
Ulvac, Inc.(a)	4,700	148,974
Yamaichi Electronics Co., Ltd.	1,400	12,553

Total Semiconductors & Semiconductor Equipment		995,464

Software - 0.6%
Broadleaf Co., Ltd.	7,600	37,527
Computer Engineering & Consulting Ltd.	1,600	35,211
Fuji Soft, Inc.	1,000	43,809
Fukui Computer Holdings, Inc.	1,200	27,778
Infomart Corp.	2,300	35,885
Miroku Jyoho Service Co., Ltd.	1,200	37,702
SRA Holdings	1,600	38,953
Systena Corp.	4,000	65,417
UNITED, Inc.	3,100	42,613

Total Software		364,895

Specialty Retail - 4.3%
Adastria Co., Ltd.	3,322	71,164
Alpen Co., Ltd.(a)	4,000	56,618
AOKI Holdings, Inc.	14,600	144,591
Aoyama Trading Co., Ltd.	6,800	133,299
Arcland Sakamoto Co., Ltd.	2,000	24,485
Autobacs Seven Co., Ltd.	8,900	146,874
Bic Camera, Inc.	13,300	130,605
Chiyoda Co., Ltd.	6,100	89,173

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2019

Investments	Shares	Value
DCM Holdings Co., Ltd.(a)	12,200	$119,803
EDION Corp.	11,000	102,200
Geo Holdings Corp.	3,800	48,673
Honeys Holdings Co., Ltd.	2,300	25,297
IDOM, Inc.	14,300	38,358
JINS, Inc.	600	33,358
Joshin Denki Co., Ltd.	2,200	43,371
Joyful Honda Co., Ltd.	6,600	75,471
K’s Holdings Corp.	21,168	199,813
Keiyo Co., Ltd.	5,900	25,354
Kohnan Shoji Co., Ltd.	2,200	45,740
Komeri Co., Ltd.	3,100	63,358
Konaka Co., Ltd.	10,500	39,372
LIXIL VIVA Corp.	6,100	70,772
Nishimatsuya Chain Co., Ltd.	4,000	30,926
Nojima Corp.	2,200	35,877
PAL GROUP Holdings Co., Ltd.	1,900	57,402
Sac’s Bar Holdings, Inc.	3,500	31,836
Sanrio Co., Ltd.(a)	3,957	87,888
Shimachu Co., Ltd.	4,900	113,927
Shimamura Co., Ltd.	3,000	224,151
T-Gaia Corp.	9,600	181,504
United Arrows Ltd.	2,100	65,588
VT Holdings Co., Ltd.	13,354	52,057
World Co., Ltd.	2,600	49,785
Xebio Holdings Co., Ltd.	4,700	53,439
Yellow Hat Ltd.	3,600	48,049

Total Specialty Retail		2,760,178

Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co., Ltd.	2,500	84,695
Maxell Holdings Ltd.	3,800	51,953
MCJ Co., Ltd.	9,600	70,303
Riso Kagaku Corp.	4,100	65,302
Roland DG Corp.	1,500	33,636
Toshiba TEC Corp.	3,300	91,857
Wacom Co., Ltd.	10,000	33,135

Total Technology Hardware, Storage & Peripherals		430,881

Textiles, Apparel & Luxury Goods - 1.6%
Asics Corp.	12,300	133,229
Baroque Japan Ltd.(a)	4,900	40,386
Descente Ltd.	3,500	61,430
Fujibo Holdings, Inc.	1,900	40,878
Goldwin, Inc.	500	62,697
Gunze Ltd.	1,500	64,530
Japan Wool Textile Co., Ltd. (The)	7,400	57,763
Kurabo Industries Ltd.	900	16,039
Morito Co., Ltd.	4,000	29,293
Onward Holdings Co., Ltd.	20,939	115,442
Seiko Holdings Corp.	4,500	91,554
Seiren Co., Ltd.	4,400	61,259
Wacoal Holdings Corp.	5,900	153,168
Yondoshi Holdings, Inc.	2,800	64,322

Total Textiles, Apparel & Luxury Goods		991,990

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.	3,000	58,780

Trading Companies & Distributors - 2.5%
Advan Co., Ltd.	4,800	47,180
Alconix Corp.(a)	2,500	32,973
Gecoss Corp.	4,600	40,603
Hanwa Co., Ltd.	6,300	168,464
Inaba Denki Sangyo Co., Ltd.	2,600	109,077
Inabata & Co., Ltd.	6,300	80,636
Kanaden Corp.	3,200	38,611
Kanamoto Co., Ltd.	2,500	64,646
Kanematsu Corp.	12,100	134,095
Kokusai Pulp & Paper Co., Ltd.	10,100	26,530
Mitsui Matsushima Holdings Co., Ltd.	1,900	23,684
Nagase & Co., Ltd.	9,000	134,908
Nichiden Corp.	3,000	52,070
Nippon Steel Trading Corp.	4,796	197,645
Nishio Rent All Co., Ltd.	2,000	56,525
Onoken Co., Ltd.	3,900	49,592
Sanyo Trading Co., Ltd.	1,300	28,488
Trusco Nakayama Corp.	2,600	55,697
Wakita & Co., Ltd.	5,500	53,193
Yamazen Corp.	8,700	83,657
Yuasa Trading Co., Ltd.	3,300	92,194

Total Trading Companies & Distributors		1,570,468

Transportation Infrastructure - 0.6%
Japan Airport Terminal Co., Ltd.	2,300	98,093
Kamigumi Co., Ltd.	6,700	158,576
Mitsubishi Logistics Corp.	4,000	110,043
Nissin Corp.	1,900	31,214

Total Transportation Infrastructure		397,926

TOTAL COMMON STOCKS (Cost: $71,070,873)		64,170,799

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(b) (Cost: $961,903)(c)	961,903	961,903

TOTAL INVESTMENTS IN SECURITIES - 101.7% (Cost: $72,032,776)		65,132,702
Other Assets less Liabilities - (1.7)%		(1,105,144)

NET ASSETS - 100.0%		$64,027,558

(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(c)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,317,531 and the total market value of the collateral held by the Fund was $2,446,321. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,484,418.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2019	1,431,050,238	JPY	13,283,773	USD	$—	$(239)
Bank of America N.A.	7/3/2019	15,809,406	USD	1,712,446,400	JPY	—	(86,150)
Bank of America N.A.	8/5/2019	13,459,943	USD	1,446,515,846	JPY	—	(1,032)
Barclays Bank PLC	7/3/2019	1,431,031,640	JPY	13,283,773	USD	—	(412)
Barclays Bank PLC	8/5/2019	13,459,943	USD	1,446,462,006	JPY	—	(531)
Canadian Imperial Bank of Commerce	7/3/2019	15,809,406	USD	1,712,572,876	JPY	—	(87,324)
Citibank N.A.	7/3/2019	407,730,572	JPY	3,764,144	USD	20,561	—
Citibank N.A.	7/3/2019	1,431,028,984	JPY	13,283,773	USD	—	(437)
Citibank N.A.	7/3/2019	15,809,406	USD	1,712,441,658	JPY	—	(86,106)
Citibank N.A.	8/5/2019	13,459,943	USD	1,446,424,318	JPY	—	(180)
Societe Generale	7/3/2019	15,809,406	USD	1,712,490,667	JPY	—	(86,561)
State Street Bank and Trust	7/3/2019	78,797,826	JPY	734,396	USD	—	(2,966)
State Street Bank and Trust	7/3/2019	1,090,315,904	JPY	10,120,970	USD	—	(258)
State Street Bank and Trust	8/5/2019	10,255,199	USD	1,102,053,424	JPY	—	(280)
UBS AG	7/3/2019	407,712,880	JPY	3,764,144	USD	20,397	—
UBS AG	7/3/2019	407,607,108	JPY	3,764,144	USD	19,415	—
UBS AG	7/3/2019	1,431,076,805	JPY	13,283,773	USD	7	—
UBS AG	7/3/2019	12,045,266	USD	1,304,704,668	JPY	—	(65,481)
UBS AG	8/5/2019	13,459,943	USD	1,446,462,006	JPY	—	(531)

						$60,380	$(418,488)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

Japan - 99.6%

Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.	37,300	$486,416
Konoike Transport Co., Ltd.	33,900	534,269
Maruwa Unyu Kikan Co., Ltd.(a)	6,900	304,205
SBS Holdings, Inc.	18,000	254,112

Total Air Freight & Logistics		1,579,002

Auto Components - 6.6%
Aisan Industry Co., Ltd.	81,800	517,798
Daido Metal Co., Ltd.	60,100	369,280
Daikyonishikawa Corp.	82,400	653,908
Eagle Industry Co., Ltd.	72,600	708,211
Exedy Corp.	55,925	1,171,030
FCC Co., Ltd.	33,000	690,078
Futaba Industrial Co., Ltd.	34,700	189,700
G-Tekt Corp.	32,400	458,303
H-One Co., Ltd.	23,200	164,945
Ichikoh Industries Ltd.	29,000	191,108
Kasai Kogyo Co., Ltd.	54,300	399,161
Keihin Corp.	49,821	713,512
Mitsuba Corp.	40,000	244,292
Musashi Seimitsu Industry Co., Ltd.	51,900	667,176
NHK Spring Co., Ltd.	202,000	1,559,903
Nifco, Inc.	66,572	1,649,162
Nihon Tokushu Toryo Co., Ltd.	20,000	259,142
Nippon Piston Ring Co., Ltd.	15,600	201,262
Nissin Kogyo Co., Ltd.	65,900	905,865
NOK Corp.	151,500	2,269,547
Pacific Industrial Co., Ltd.	37,100	532,706
Piolax, Inc.	28,600	499,319
Press Kogyo Co., Ltd.	92,300	418,066
Sanoh Industrial Co., Ltd.	93,100	396,630
Shoei Co., Ltd.(a)	8,400	334,472
Showa Corp.	53,000	714,275
Sumitomo Riko Co., Ltd.	62,400	487,084
Sumitomo Rubber Industries Ltd.	322,100	3,725,047
T. RAD Co., Ltd.	10,700	188,993
Tachi-S Co., Ltd.	22,900	294,167
Taiho Kogyo Co., Ltd.	50,200	384,864
Tokai Rika Co., Ltd.	86,258	1,422,689
Topre Corp.	52,500	872,726
Toyo Tire Corp.	101,400	1,333,616
Toyoda Gosei Co., Ltd.	107,300	2,092,420
Toyota Boshoku Corp.	207,400	2,721,957
TPR Co., Ltd.	32,700	555,420
TS Tech Co., Ltd.	57,800	1,573,486
Unipres Corp.	40,903	671,972
Yokohama Rubber Co., Ltd. (The)	133,100	2,446,055
Yorozu Corp.	30,700	384,961

Total Auto Components		36,034,308

Automobiles - 0.1%
Nissan Shatai Co., Ltd.	61,500	598,218

Banks - 8.1%
77 Bank Ltd. (The)	58,600	862,085
Aomori Bank Ltd. (The)	19,462	476,886
Aozora Bank Ltd.	191,800	4,603,627
Awa Bank Ltd. (The)	24,275	581,302
Bank of Kyoto Ltd. (The)	30,800	1,190,663
Bank of Nagoya Ltd. (The)(a)	16,469	518,955
Bank of Okinawa Ltd. (The)	16,480	501,712
Bank of the Ryukyus Ltd.	46,108	492,150
Chugoku Bank Ltd. (The)	101,700	896,742
Daishi Hokuetsu Financial Group, Inc.	30,555	782,167
Ehime Bank Ltd. (The)	28,699	277,560
FIDEA Holdings Co., Ltd.	378,800	404,325
Fukui Bank Ltd. (The)	23,448	304,907
Gunma Bank Ltd. (The)	427,200	1,494,843
Hachijuni Bank Ltd. (The)	388,300	1,582,177
Hiroshima Bank Ltd. (The)	251,100	1,209,587
Hokkoku Bank Ltd. (The)	17,562	493,901
Hokuhoku Financial Group, Inc.	116,200	1,207,945
Hyakugo Bank Ltd. (The)	212,600	657,099
Hyakujushi Bank Ltd. (The)	37,600	752,419
Iyo Bank Ltd. (The)	174,900	883,104
Jimoto Holdings, Inc.	333,800	297,427
Juroku Bank Ltd. (The)	30,200	614,988
Kansai Mirai Financial Group, Inc.	172,600	1,105,383
Keiyo Bank Ltd. (The)	150,142	877,942
Kiyo Bank Ltd. (The)	44,090	561,458
Kyushu Financial Group, Inc.	315,300	1,246,685
Mebuki Financial Group, Inc.	1,302,200	3,396,308
Michinoku Bank Ltd. (The)	25,300	386,521
Musashino Bank Ltd. (The)	41,600	785,357
Nanto Bank Ltd. (The)	27,500	596,761
Nishi-Nippon Financial Holdings, Inc.	140,800	1,012,809
North Pacific Bank Ltd.	358,315	851,389
Ogaki Kyoritsu Bank Ltd. (The)	35,142	771,402
San ju San Financial Group, Inc.	31,600	434,375
San-In Godo Bank Ltd. (The)	139,400	892,760
Senshu Ikeda Holdings, Inc.	567,640	1,048,453
Seven Bank Ltd.	1,279,000	3,347,670
Shiga Bank Ltd. (The)	31,184	723,883
Shikoku Bank Ltd. (The)	48,200	403,531
Tochigi Bank Ltd. (The)	161,843	259,874
Toho Bank Ltd. (The)	300,500	714,015
Tokyo Kiraboshi Financial Group, Inc.	34,000	533,636
TOMONY Holdings, Inc.	97,577	327,853
Towa Bank Ltd. (The)	59,200	376,388
Yamagata Bank Ltd. (The)	29,000	433,896
Yamaguchi Financial Group, Inc.	214,600	1,465,988
Yamanashi Chuo Bank Ltd. (The)	35,100	377,910

Total Banks		44,018,818

Beverages - 0.3%
Sapporo Holdings Ltd.	40,898	861,310
Takara Holdings, Inc.	81,411	851,589

Total Beverages		1,712,899

Biotechnology - 0.0%
Takara Bio, Inc.	9,000	171,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2019

Investments	Shares	Value
Building Products - 1.9%
Aica Kogyo Co., Ltd.	43,215	$1,443,976
Bunka Shutter Co., Ltd.	48,000	363,987
Central Glass Co., Ltd.	32,486	721,241
Eidai Co., Ltd.	79,500	242,027
Maeda Kosen Co., Ltd.	8,000	146,501
Nichias Corp.	56,413	1,014,219
Nichiha Corp.	18,800	524,355
Nihon Flush Co., Ltd.	8,100	187,276
Nippon Sheet Glass Co., Ltd.	84,300	573,528
Nitto Boseki Co., Ltd.	21,899	463,021
Noritz Corp.	34,900	417,543
Okabe Co., Ltd.	41,000	356,952
Sanwa Holdings Corp.	149,766	1,609,700
Shin Nippon Air Technologies Co., Ltd.(a)	31,100	493,028
Sinko Industries Ltd.	23,700	344,479
Takara Standard Co., Ltd.	37,931	600,263
Takasago Thermal Engineering Co., Ltd.	53,572	883,088

Total Building Products		10,385,184

Capital Markets - 2.0%
GCA Corp.	64,500	411,282
GMO Financial Holdings, Inc.	158,600	934,759
Ichiyoshi Securities Co., Ltd.	48,288	326,282
IwaiCosmo Holdings, Inc.	55,000	603,907
Kyokuto Securities Co., Ltd.	14,200	115,456
Marusan Securities Co., Ltd.(a)	41,500	215,319
Matsui Securities Co., Ltd.	586,700	5,532,645
Monex Group, Inc.	98,694	348,095
Morningstar Japan K.K.	50,144	154,984
Okasan Securities Group, Inc.(a)	193,300	706,889
Sparx Group Co., Ltd.	250,100	526,942
Tokai Tokyo Financial Holdings, Inc.	258,200	788,452

Total Capital Markets		10,665,012

Chemicals - 9.4%
Achilles Corp.	10,900	199,304
ADEKA Corp.	83,225	1,229,759
Air Water, Inc.	127,500	2,182,198
Arakawa Chemical Industries Ltd.	7,600	99,109
Asahi Yukizai Corp.	23,400	300,156
C.I. Takiron Corp.	97,300	607,786
Chugoku Marine Paints Ltd.	73,900	633,781
Daicel Corp.	301,700	2,682,649
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	17,642	495,332
Denka Co., Ltd.	83,500	2,476,169
DIC Corp.(a)	106,400	2,808,628
DKS Co., Ltd.	5,900	195,498
Fujimi, Inc.	31,600	649,363
Fujimori Kogyo Co., Ltd.	9,500	255,091
Fuso Chemical Co., Ltd.	23,500	466,772
Harima Chemicals Group, Inc.	24,000	229,441
JCU Corp.	19,700	361,490
JSP Corp.	23,123	440,612
Kaneka Corp.	49,200	1,849,452
KH Neochem Co., Ltd.	19,000	465,742
Koatsu Gas Kogyo Co., Ltd.	27,800	217,776
Konishi Co., Ltd.	21,500	319,287
Kumiai Chemical Industry Co., Ltd.	65,224	471,594
Kureha Corp.	12,964	884,401
Lintec Corp.	76,765	1,599,568
Mitsubishi Gas Chemical Co., Inc.	316,000	4,211,769
Moriroku Holdings Co., Ltd.	24,300	560,023
Nihon Nohyaku Co., Ltd.(a)	103,500	399,629
Nihon Parkerizing Co., Ltd.	70,600	782,406
Nippon Chemical Industrial Co., Ltd.	9,100	174,669
Nippon Kayaku Co., Ltd.	117,200	1,410,882
Nippon Pillar Packing Co., Ltd.	27,000	259,876
Nippon Shokubai Co., Ltd.	27,500	1,817,338
Nippon Soda Co., Ltd.	19,118	484,249
NOF Corp.	47,700	1,777,571
Okamoto Industries, Inc.	14,987	673,260
Osaka Soda Co., Ltd.	21,900	546,992
Riken Technos Corp.	45,400	219,120
Sakai Chemical Industry Co., Ltd.	11,800	278,517
Sakata INX Corp.	56,500	529,655
Sanyo Chemical Industries Ltd.	14,835	782,094
Sekisui Plastics Co., Ltd.	54,200	377,297
Shikoku Chemicals Corp.	37,900	396,096
Stella Chemifa Corp.	5,400	150,362
Sumitomo Bakelite Co., Ltd.	26,618	949,937
Sumitomo Seika Chemicals Co., Ltd.	12,100	368,930
T Hasegawa Co., Ltd.	27,600	492,619
Taiyo Holdings Co., Ltd.	28,091	847,371
Takasago International Corp.	8,200	223,761
Tayca Corp.(a)	12,300	281,528
Toagosei Co., Ltd.	89,100	936,154
Tokai Carbon Co., Ltd.	121,400	1,266,508
Tokuyama Corp.	36,400	983,820
Tokyo Ohka Kogyo Co., Ltd.	34,700	1,083,771
Toyo Ink SC Holdings Co., Ltd.(a)	63,202	1,365,055
Toyobo Co., Ltd.	56,853	678,606
Ube Industries Ltd.	106,293	2,203,996
Valqua Ltd.	22,237	466,866
Zeon Corp.	94,000	1,044,347

Total Chemicals		51,146,032

Commercial Services & Supplies - 1.8%
Aeon Delight Co., Ltd.	26,100	771,566
Bell System24 Holdings, Inc.	42,500	586,968
Central Security Patrols Co., Ltd.	2,200	101,689
Daiseki Co., Ltd.	16,807	420,253
Itoki Corp.	34,300	140,078
Kokuyo Co., Ltd.	54,403	761,460
Mitsubishi Pencil Co., Ltd.	21,900	351,042
NAC Co., Ltd.	22,000	192,352
Nichiban Co., Ltd.	10,700	213,424
Nippon Kanzai Co., Ltd.	31,100	526,801
Nippon Parking Development Co., Ltd.	282,600	445,907
Okamura Corp.	57,376	572,482
Park24 Co., Ltd.	104,700	2,438,206
Pilot Corp.	10,900	421,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2019

Investments	Shares	Value
Prestige International, Inc.	12,500	$185,632
Relia, Inc.	48,700	570,442
Sato Holdings Corp.	20,138	511,207
Toppan Forms Co., Ltd.	72,200	567,602
Uchida Yoko Co., Ltd.	4,800	157,713

Total Commercial Services & Supplies		9,936,195

Communications Equipment - 0.0%
Uniden Holdings Corp.	6,600	114,247

Construction & Engineering - 5.1%
Asanuma Corp.(a)	12,100	390,830
Asunaro Aoki Construction Co., Ltd.	45,300	340,570
Daiho Corp.	10,000	250,603
Hazama Ando Corp.	184,900	1,235,641
Kandenko Co., Ltd.	120,538	1,006,907
Kumagai Gumi Co., Ltd.	34,100	1,008,061
Kyowa Exeo Corp.	70,466	1,754,129
Kyudenko Corp.	52,590	1,579,067
Maeda Corp.	106,287	850,375
Maeda Road Construction Co., Ltd.	72,294	1,521,167
Meisei Industrial Co., Ltd.	69,300	461,828
Mirait Holdings Corp.(a)	54,700	809,787
Nippo Corp.	56,458	1,112,496
Nippon Densetsu Kogyo Co., Ltd.	24,800	497,427
Nippon Koei Co., Ltd.(a)	12,600	277,167
Nishimatsu Construction Co., Ltd.	63,407	1,222,353
Nittoc Construction Co., Ltd.	100,100	538,871
Okumura Corp.	45,570	1,393,662
OSJB Holdings Corp.	95,100	234,793
Penta-Ocean Construction Co., Ltd.	240,893	1,180,541
PS Mitsubishi Construction Co., Ltd.	82,700	459,018
Raito Kogyo Co., Ltd.	37,400	477,307
Sanki Engineering Co., Ltd.	48,900	566,430
Seikitokyu Kogyo Co., Ltd.	46,300	273,314
Shinnihon Corp.	26,100	215,845
SHO-BOND Holdings Co., Ltd.	22,400	790,050
Sumitomo Densetsu Co., Ltd.	30,600	485,669
Sumitomo Mitsui Construction Co., Ltd.	147,260	815,985
Taihei Dengyo Kaisha Ltd.	19,900	401,177
Taikisha Ltd.	20,965	634,360
Tekken Corp.	18,100	501,807
Toa Corp.	11,500	173,450
Toda Corp.	255,049	1,410,889
Tokyo Energy & Systems, Inc.	18,800	158,790
Tokyu Construction Co., Ltd.	98,600	666,241
Toshiba Plant Systems & Services Corp.	47,900	900,292
Totetsu Kogyo Co., Ltd.	20,679	561,984
Toyo Construction Co., Ltd.	54,000	211,008
Yokogawa Bridge Holdings Corp.	20,000	322,072
Yurtec Corp.	49,800	340,659

Total Construction & Engineering		28,032,622

Construction Materials - 0.4%
Asia Pile Holdings Corp.	29,800	163,742
Krosaki Harima Corp.	11,000	626,880
Shinagawa Refractories Co., Ltd.	10,800	296,313
Sumitomo Osaka Cement Co., Ltd.	28,440	1,129,787

Total Construction Materials		2,216,722

Consumer Finance - 0.8%
Credit Saison Co., Ltd.	186,500	2,182,815
J Trust Co., Ltd.(a)	45,000	201,736
Jaccs Co., Ltd.	39,000	776,453
Orient Corp.	929,300	991,920

Total Consumer Finance		4,152,924

Containers & Packaging - 0.5%
FP Corp.	15,400	940,524
Fuji Seal International, Inc.	14,310	437,641
Pack Corp. (The)	7,800	238,908
Rengo Co., Ltd.	115,600	928,105

Total Containers & Packaging		2,545,178

Distributors - 0.2%
Arata Corp.	10,400	353,778
Doshisha Co., Ltd.	32,300	510,252
Happinet Corp.	31,100	381,317

Total Distributors		1,245,347

Diversified Consumer Services - 0.5%
Benesse Holdings, Inc.	45,700	1,063,817
Meiko Network Japan Co., Ltd.(a)	30,286	268,172
Riso Kyoiku Co., Ltd.	106,200	444,554
Sprix Ltd.	8,300	130,578
Studio Alice Co., Ltd.	18,060	341,118
Tokyo Individualized Educational Institute, Inc.(a)	38,600	332,474

Total Diversified Consumer Services		2,580,713

Diversified Financial Services - 1.0%
eGuarantee, Inc.	10,600	127,212
Financial Products Group Co., Ltd.	134,600	1,111,881
Fuyo General Lease Co., Ltd.	28,200	1,604,474
IBJ Leasing Co., Ltd.	37,100	928,705
Japan Securities Finance Co., Ltd.	116,800	595,166
NEC Capital Solutions Ltd.	20,300	336,700
Ricoh Leasing Co., Ltd.	18,000	548,821

Total Diversified Financial Services		5,252,959

Diversified Telecommunication Services - 0.1%
ARTERIA Networks Corp.	28,600	330,224
Internet Initiative Japan, Inc.	19,100	358,103

Total Diversified Telecommunication Services		688,327

Electric Utilities - 0.5%
Hokkaido Electric Power Co., Inc.	83,800	469,012
Okinawa Electric Power Co., Inc. (The)	50,125	770,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2019

Investments	Shares	Value
Shikoku Electric Power Co., Inc.	175,700	$1,624,255

Total Electric Utilities		2,863,705

Electrical Equipment - 1.7%
Daihen Corp.	19,200	550,659
Denyo Co., Ltd.	23,500	316,489
Fujikura Ltd.	231,015	868,397
Furukawa Electric Co., Ltd.	46,900	1,373,394
GS Yuasa Corp.	47,500	916,141
Helios Techno Holding Co., Ltd.	20,200	116,618
Idec Corp.	18,736	351,278
Mabuchi Motor Co., Ltd.	59,600	2,038,482
Nippon Carbon Co., Ltd.(a)	5,400	206,998
Nissin Electric Co., Ltd.	71,765	783,327
Nitto Kogyo Corp.	24,700	471,808
Sanyo Denki Co., Ltd.	9,500	380,035
SEC Carbon Ltd.	1,900	173,000
Sinfonia Technology Co., Ltd.	27,200	311,030
Tatsuta Electric Wire and Cable Co., Ltd.	73,900	327,179
Toyo Tanso Co., Ltd.	11,100	221,712

Total Electrical Equipment		9,406,547

Electronic Equipment, Instruments & Components - 5.3%
Ai Holdings Corp.	36,900	595,935
Amano Corp.	57,435	1,584,873
Anritsu Corp.(a)	51,400	893,560
Canon Electronics, Inc.	54,800	922,150
Citizen Watch Co., Ltd.	285,600	1,465,907
CMK Corp.	42,400	246,356
CONEXIO Corp.	32,900	417,434
Daitron Co., Ltd.	11,800	134,932
Daiwabo Holdings Co., Ltd.	20,639	982,718
Dexerials Corp.	97,700	629,328
Elematec Corp.	47,354	450,070
Enplas Corp.	11,800	350,473
ESPEC Corp.	24,000	522,146
FTGroup Co., Ltd.	22,100	303,172
Furuno Electric Co., Ltd.	17,000	159,207
Hakuto Co., Ltd.	32,334	362,535
Hioki EE Corp.	9,800	317,904
Hochiki Corp.	15,900	196,721
Horiba Ltd.	31,700	1,635,901
Ibiden Co., Ltd.	75,000	1,312,883
Iriso Electronics Co., Ltd.	9,200	462,818
Japan Aviation Electronics Industry Ltd.	56,900	834,963
Japan Cash Machine Co., Ltd.	15,300	156,351
Kaga Electronics Co., Ltd.	39,100	563,600
Koa Corp.	29,247	378,685
Kyosan Electric Manufacturing Co., Ltd.	80,800	280,483
Macnica Fuji Electronics Holdings, Inc.	62,000	820,030
Meiko Electronics Co., Ltd.	13,700	224,180
Nippon Electric Glass Co., Ltd.(a)	99,100	2,510,153
Nippon Signal Co., Ltd.	45,600	529,475
Nissha Co., Ltd.	36,400	373,325
Nohmi Bosai Ltd.	24,491	522,826
Ohara, Inc.	15,100	197,895
Oki Electric Industry Co., Ltd.	89,300	1,114,800
Optex Group Co., Ltd.	22,600	284,021
Osaki Electric Co., Ltd.	32,200	209,207
Restar Holdings Corp.	40,500	584,532
Riken Keiki Co., Ltd.	13,300	242,817
Ryoden Corp.	24,061	357,319
Ryosan Co., Ltd.	42,900	1,001,823
Sanshin Electronics Co., Ltd.	28,600	481,268
Satori Electric Co., Ltd.	31,000	251,763
Siix Corp.(a)	29,500	348,283
Sumida Corp.	16,800	180,256
Tachibana Eletech Co., Ltd.	34,700	540,758
Taiyo Yuden Co., Ltd.	40,200	748,107
Tamura Corp.	38,900	204,718
Topcon Corp.	52,400	655,608
UMC Electronics Co., Ltd.	13,000	162,530
V Technology Co., Ltd.	8,400	383,590

Total Electronic Equipment, Instruments & Components		29,090,389

Energy Equipment & Services - 0.3%
Modec, Inc.	28,004	790,163
Shinko Plantech Co., Ltd.	50,600	593,637
Toyo Kanetsu K.K.	13,900	265,382

Total Energy Equipment & Services		1,649,182

Entertainment - 1.4%
Akatsuki, Inc.	2,700	145,099
Amuse, Inc.	7,700	177,385
Avex, Inc.	52,099	661,513
Capcom Co., Ltd.	58,326	1,170,418
Daiichikosho Co., Ltd.	33,700	1,567,078
GungHo Online Entertainment, Inc.(a)	25,250	698,394
Koei Tecmo Holdings Co., Ltd.	95,800	1,782,801
Marvelous, Inc.	56,200	427,212
Toei Animation Co., Ltd.	15,800	733,247
Toei Co., Ltd.	3,231	449,233

Total Entertainment		7,812,380

Food & Staples Retailing - 2.6%
Ain Holdings, Inc.	9,000	523,761
Arcs Co., Ltd.	39,694	791,375
Axial Retailing, Inc.	12,000	412,660
Cawachi Ltd.	19,400	359,406
Cocokara fine, Inc.	9,400	488,584
Cosmos Pharmaceutical Corp.	2,700	458,353
Create SD Holdings Co., Ltd.	28,700	673,147
Heiwado Co., Ltd.	33,063	586,750
Japan Meat Co., Ltd.	14,000	230,128
Kato Sangyo Co., Ltd.	18,316	555,906
Kobe Bussan Co., Ltd.	13,800	669,890
Kusuri no Aoki Holdings Co., Ltd.	2,100	147,550
Life Corp.	23,400	470,433
Mitsubishi Shokuhin Co., Ltd.	30,500	800,292
Nihon Chouzai Co., Ltd.	8,100	250,729
Okuwa Co., Ltd.	44,100	434,697
Qol Holdings Co., Ltd.	18,800	288,613
San-A Co., Ltd.	12,300	491,475
Shoei Foods Corp.	5,600	173,603
Sogo Medical Holdings Co., Ltd.	10,000	156,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2019

Investments	Shares	Value
Sugi Holdings Co., Ltd.	23,900	$1,129,116
Sundrug Co., Ltd.	77,700	2,102,963
United Super Markets Holdings, Inc.	62,900	550,536
Valor Holdings Co., Ltd.	32,991	684,684
Yaoko Co., Ltd.	12,300	556,548
Yokohama Reito Co., Ltd.	47,300	438,142

Total Food & Staples Retailing		14,425,550

Food Products - 2.6%
Ariake Japan Co., Ltd.	9,528	601,359
Chubu Shiryo Co., Ltd.	17,800	201,559
Feed One Co., Ltd.	169,700	292,966
Fuji Oil Holdings, Inc.	36,300	1,094,997
Fujicco Co., Ltd.	23,800	449,978
Hokuto Corp.	33,191	559,755
Itoham Yonekyu Holdings, Inc.	215,900	1,470,861
Kagome Co., Ltd.	43,800	1,018,368
Kameda Seika Co., Ltd.	6,000	268,424
Kotobuki Spirits Co., Ltd.	6,700	314,665
Marudai Food Co., Ltd.	13,500	253,611
Maruha Nichiro Corp.	16,032	470,961
Megmilk Snow Brand Co., Ltd.	27,700	607,271
Mitsui Sugar Co., Ltd.	36,298	750,621
Morinaga & Co., Ltd.	18,087	881,351
Morinaga Milk Industry Co., Ltd.	17,582	696,002
Nippon Flour Mills Co., Ltd.	43,483	694,985
Nippon Suisan Kaisha Ltd.	102,700	636,752
Nisshin Oillio Group Ltd. (The)	24,500	685,609
Prima Meat Packers Ltd.	40,300	768,296
S Foods, Inc.	14,200	482,384
Sakata Seed Corp.	12,400	361,964
Showa Sangyo Co., Ltd.	22,000	616,670
Warabeya Nichiyo Holdings Co., Ltd.	12,300	189,626

Total Food Products		14,369,035

Gas Utilities - 0.3%
Nippon Gas Co., Ltd.	32,600	828,767
Saibu Gas Co., Ltd.	18,900	369,615
Shizuoka Gas Co., Ltd.	24,692	188,158

Total Gas Utilities		1,386,540

Health Care Equipment & Supplies - 1.1%
Eiken Chemical Co., Ltd.	23,570	373,436
Hogy Medical Co., Ltd.	14,900	439,781
Jeol Ltd.	13,300	297,256
Mani, Inc.	8,900	570,809
Menicon Co., Ltd.	8,100	266,893
Nagaileben Co., Ltd.	26,626	583,973
Nakanishi, Inc.	40,600	745,753
Nihon Kohden Corp.	27,600	747,511
Nikkiso Co., Ltd.	26,500	352,710
Nipro Corp.	97,900	1,085,859
Paramount Bed Holdings Co., Ltd.	19,721	750,474

Total Health Care Equipment & Supplies		6,214,455

Health Care Providers & Services - 1.3%
As One Corp.	9,200	764,247
BML, Inc.	16,400	465,788
Japan Lifeline Co., Ltd.(a)	40,600	656,820
Miraca Holdings, Inc.	68,500	1,557,685
NichiiGakkan Co., Ltd.	46,700	680,518
Ship Healthcare Holdings, Inc.	21,207	915,283
Solasto Corp.	57,000	495,192
Toho Holdings Co., Ltd.	27,700	620,640
Tokai Corp.	13,200	279,584
Tsukui Corp.	33,400	159,343
Vital KSK Holdings, Inc.(a)	45,400	429,813
WIN-Partners Co., Ltd.	32,100	341,737

Total Health Care Providers & Services		7,366,650

Health Care Technology - 0.0%
EM Systems Co., Ltd.(a)	14,400	220,397

Hotels, Restaurants & Leisure - 2.3%
Aeon Fantasy Co., Ltd.	11,500	238,347
Create Restaurants Holdings, Inc.(a)	25,800	321,123
Doutor Nichires Holdings Co., Ltd.	26,153	495,193
Fuji Kyuko Co., Ltd.(a)	8,901	320,961
Hiday Hidaka Corp.	27,298	522,701
HIS Co., Ltd.	19,200	477,772
Ichibanya Co., Ltd.(a)	16,536	735,172
KOMEDA Holdings Co., Ltd.	32,600	614,541
Koshidaka Holdings Co., Ltd.	17,900	251,371
Kura Sushi, Inc.	4,400	187,656
Kyoritsu Maintenance Co., Ltd.(a)	9,300	434,184
MOS Food Services, Inc.	17,700	387,875
Ohsho Food Service Corp.	13,400	784,797
Pepper Food Service Co., Ltd.	8,000	129,943
Plenus Co., Ltd.(a)	42,768	697,054
Renaissance, Inc.	11,300	184,488
Resorttrust, Inc.	73,708	1,128,128
Round One Corp.	33,437	424,247
Royal Holdings Co., Ltd.	13,000	321,079
Saizeriya Co., Ltd.	11,100	240,977
SFP Holdings Co., Ltd.(a)	12,300	205,495
St. Marc Holdings Co., Ltd.	20,000	426,026
Sushiro Global Holdings Ltd.	8,300	495,350
Tokyo Dome Corp.	57,000	539,103
Tokyotokeiba Co., Ltd.	12,142	373,591
Tosho Co., Ltd.	6,200	157,100
Yoshinoya Holdings Co., Ltd.	31,500	543,809
Zensho Holdings Co., Ltd.	31,600	642,324

Total Hotels, Restaurants & Leisure		12,280,407

Household Durables - 3.7%
Casio Computer Co., Ltd.	246,000	3,055,022
Cleanup Corp.	56,500	288,950
ES-Con Japan Ltd.	86,700	537,550
FJ Next Co., Ltd.	30,800	297,308
France Bed Holdings Co., Ltd.	3,600	32,311
Fujitsu General Ltd.	49,800	791,327
Haseko Corp.	591,800	5,987,210
Hinokiya Group Co., Ltd.	15,000	296,269
Hoosiers Holdings	57,000	318,489
JVC Kenwood Corp.	132,100	306,525
Ki-Star Real Estate Co., Ltd.	20,600	313,761
Misawa Homes Co., Ltd.	40,700	381,161
Nihon House Holdings Co., Ltd.	87,000	335,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2019

Investments	Shares	Value
Pressance Corp.	44,300	$608,128
Sanei Architecture Planning Co., Ltd.	21,300	302,478
Sangetsu Corp.	48,600	893,601
Space Value Holdings Co., Ltd.	71,900	336,343
Starts Corp., Inc.	38,300	902,933
Sumitomo Forestry Co., Ltd.	137,700	1,649,997
Tama Home Co., Ltd.	40,600	404,342
Tamron Co., Ltd.	27,066	553,931
Toa Corp.	24,052	286,195
Token Corp.	12,100	683,952
Zojirushi Corp.	50,500	538,561

Total Household Durables		20,102,264

Household Products - 0.2%
Earth Corp.	14,000	626,323
ST Corp.	13,200	206,074

Total Household Products		832,397

Independent Power & Renewable Electricity Producers - 0.1%
eRex Co., Ltd.	14,500	155,578
West Holdings Corp.(a)	18,700	189,187

Total Independent Power & Renewable Electricity Producers		344,765

Industrial Conglomerates - 0.5%
Mie Kotsu Group Holdings, Inc.	60,700	323,951
Nisshinbo Holdings, Inc.	165,500	1,264,215
TOKAI Holdings Corp.	111,800	945,329

Total Industrial Conglomerates		2,533,495

Interactive Media & Services - 0.6%
Dip Corp.	45,300	757,663
LIFULL Co., Ltd.	31,200	144,503
Mixi, Inc.	106,500	2,136,129
MTI Ltd.	36,000	255,281

Total Interactive Media & Services		3,293,576

Internet & Direct Marketing Retail - 0.1%
ASKUL Corp.(a)	17,865	381,874
Belluna Co., Ltd.	51,584	351,905

Total Internet & Direct Marketing Retail		733,779

IT Services - 1.8%
Comture Corp.	4,400	156,618
Digital Garage, Inc.	10,200	322,833
DTS Corp.	30,382	633,358
Future Corp.	23,400	461,093
GMO Internet, Inc.	50,572	916,248
Ines Corp.	15,700	167,288
Infocom Corp.	16,500	375,668
Information Services International-Dentsu Ltd.	17,100	545,188
Itfor, Inc.	16,500	125,886
JBCC Holdings, Inc.	15,700	211,733
Kanematsu Electronics Ltd.	24,900	688,945
LAC Co., Ltd.	8,500	137,748
Mitsubishi Research Institute, Inc.	12,600	392,946
NEC Networks & System Integration Corp.	37,579	958,833
NET One Systems Co., Ltd.	31,958	879,483
NS Solutions Corp.	42,580	1,351,621
NSD Co., Ltd.	26,300	760,391
TDC Soft, Inc.	16,000	127,863
TechMatrix Corp.	6,500	122,048
Transcosmos, Inc.	18,300	408,667

Total IT Services		9,744,458

Leisure Products - 0.9%
Furyu Corp.	29,900	315,540
GLOBERIDE, Inc.	8,100	251,481
Heiwa Corp.	100,400	2,062,235
Mizuno Corp.	20,323	459,691
Tomy Co., Ltd.	51,300	596,611
Universal Entertainment Corp.(a)	32,100	957,876

Total Leisure Products		4,643,434

Life Sciences Tools & Services - 0.0%
EPS Holdings, Inc.	15,700	243,646

Machinery - 7.0%
Aichi Corp.	59,500	384,370
Aida Engineering Ltd.	74,500	575,311
Anest Iwata Corp.	19,900	177,131
Asahi Diamond Industrial Co., Ltd.	32,300	196,966
Bando Chemical Industries Ltd.	44,993	424,706
CKD Corp.	35,241	357,186
DMG Mori Co., Ltd.(a)	89,400	1,431,362
Ebara Corp.	49,600	1,346,115
Fujitec Co., Ltd.	65,561	856,784
Furukawa Co., Ltd.	46,200	598,619
Giken Ltd.	13,300	416,628
Glory Ltd.	34,400	908,053
Harmonic Drive Systems, Inc.	21,200	817,579
Hirata Corp.	4,600	266,846
Hitachi Zosen Corp.	152,900	560,567
Hokuetsu Industries Co., Ltd.	29,118	327,287
Hosokawa Micron Corp.	1,800	75,849
Iwaki Co., Ltd.	14,600	145,404
Japan Steel Works Ltd. (The)	53,204	888,379
Juki Corp.	33,000	304,149
Kato Works Co., Ltd.	20,300	378,529
Kito Corp.	17,800	274,418
Kitz Corp.	72,689	508,701
Kurita Water Industries Ltd.	51,900	1,288,588
Kyokuto Kaihatsu Kogyo Co., Ltd.	31,880	396,799
Makino Milling Machine Co., Ltd.	14,615	589,402
Max Co., Ltd.	44,300	642,255
Meidensha Corp.	26,300	411,075
METAWATER Co., Ltd.	14,200	439,549
Mitsubishi Logisnext Co., Ltd.	23,500	248,872
Mitsuboshi Belting Ltd.	20,246	357,415
Morita Holdings Corp.	20,805	364,001
Nabtesco Corp.	72,800	2,023,048
Nachi-Fujikoshi Corp.	12,400	511,583
Nippon Thompson Co., Ltd.	55,500	249,838
Nissei ASB Machine Co., Ltd.(a)	10,100	241,579
Nissei Plastic Industrial Co., Ltd.	19,800	173,117
Nitta Corp.	18,500	521,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2019

Investments	Shares	Value
Nitto Kohki Co., Ltd.	15,500	$303,555
Nittoku Engineering Co., Ltd.	4,600	128,513
Noritake Co., Ltd.	8,100	339,442
NTN Corp.	632,100	1,877,409
Obara Group, Inc.	15,079	510,144
Oiles Corp.	29,800	436,185
OKUMA Corp.	17,270	886,422
Organo Corp.	6,500	216,285
OSG Corp.	48,700	960,078
Pegasus Sewing Machine Manufacturing Co., Ltd.	28,700	149,707
Rheon Automatic Machinery Co., Ltd.	9,900	168,706
Ryobi Ltd.	27,100	511,363
Shibuya Corp.	14,800	403,037
Shima Seiki Manufacturing Ltd.	15,600	457,546
Shinmaywa Industries Ltd.	79,285	1,008,172
Sodick Co., Ltd.(a)	27,500	237,377
Star Micronics Co., Ltd.(a)	33,934	437,797
Tadano Ltd.	78,600	819,267
Takeuchi Manufacturing Co., Ltd.	27,200	485,985
Takuma Co., Ltd.	32,100	398,941
THK Co., Ltd.	109,400	2,614,674
Tocalo Co., Ltd.	57,500	419,482
Torishima Pump Manufacturing Co., Ltd.	21,000	206,024
Toshiba Machine Co., Ltd.	21,661	496,993
Tsubaki Nakashima Co., Ltd.(a)	42,600	697,084
Tsubakimoto Chain Co.	27,945	911,701
Tsugami Corp.	30,500	261,008
Union Tool Co.	13,200	371,227
YAMABIKO Corp.	48,200	419,189
Yushin Precision Equipment Co., Ltd.	17,700	165,763

Total Machinery		37,979,133

Marine - 0.6%
Iino Kaiun Kaisha Ltd.	125,000	416,512
Japan Transcity Corp.	34,400	151,023
Mitsui OSK Lines Ltd.	54,600	1,306,974
Nippon Yusen K.K.	35,900	576,119
NS United Kaiun Kaisha Ltd.	29,000	595,935

Total Marine		3,046,563

Media - 0.7%
AOI TYO Holdings, Inc.(a)	25,600	163,237
F@N Communications, Inc.	79,900	416,038
Gakken Holdings Co., Ltd.	3,900	183,525
Intage Holdings, Inc.	19,800	172,749
SKY Perfect JSAT Holdings, Inc.	386,200	1,505,513
Tow Co., Ltd.	20,600	147,416
Tv Tokyo Holdings Corp.	14,200	308,541
ValueCommerce Co., Ltd.	9,300	212,776
Wowow, Inc.	26,600	655,248
Zenrin Co., Ltd.	15,980	282,105

Total Media		4,047,148

Metals & Mining - 2.5%
Asahi Holdings, Inc.	58,800	1,193,573
Daido Steel Co., Ltd.	32,800	1,243,624
Daiki Aluminium Industry Co., Ltd.	43,500	304,427
Dowa Holdings Co., Ltd.	41,000	1,314,786
Godo Steel Ltd.	18,100	330,618
Hakudo Co., Ltd.	23,098	291,137
Kobe Steel Ltd.	267,900	1,753,012
Kyoei Steel Ltd.	30,914	546,318
Mitsubishi Steel Manufacturing Co., Ltd.	28,100	329,929
Mitsui Mining & Smelting Co., Ltd.	45,200	1,080,705
Nippon Denko Co., Ltd.	127,800	245,541
Nippon Light Metal Holdings Co., Ltd.	611,000	1,321,357
Nippon Yakin Kogyo Co., Ltd.	112,600	235,149
Pacific Metals Co., Ltd.	15,900	328,360
Sanyo Special Steel Co., Ltd.	44,800	619,566
Toho Titanium Co., Ltd.	24,300	246,518
Toho Zinc Co., Ltd.	6,396	148,057
Tokyo Rope Manufacturing Co., Ltd.	22,200	205,639
Tokyo Steel Manufacturing Co., Ltd.	69,400	524,333
Topy Industries Ltd.	26,700	626,238
UACJ Corp.	49,463	842,900

Total Metals & Mining		13,731,787

Multiline Retail - 1.5%
H2O Retailing Corp.	117,000	1,348,747
Izumi Co., Ltd.	35,000	1,414,749
J. Front Retailing Co., Ltd.	229,900	2,635,293
Parco Co., Ltd.	72,600	729,100
Seria Co., Ltd.(a)	41,500	958,729
Takashimaya Co., Ltd.	107,600	1,179,465

Total Multiline Retail		8,266,083

Oil, Gas & Consumable Fuels - 0.9%
Cosmo Energy Holdings Co., Ltd.	81,100	1,826,895
Fuji Oil Co., Ltd.	109,700	267,784
Itochu Enex Co., Ltd.	121,981	977,071
Iwatani Corp.(a)	25,733	893,275
Sala Corp.	99,500	534,718
San-Ai Oil Co., Ltd.	54,516	528,766

Total Oil, Gas & Consumable Fuels		5,028,509

Paper & Forest Products - 0.5%
Daiken Corp.	24,200	493,928
Daio Paper Corp.(a)	45,278	532,460
Hokuetsu Corp.	109,832	592,281
Nippon Paper Industries Co., Ltd.	47,400	839,421

Total Paper & Forest Products		2,458,090

Personal Products - 0.5%
Mandom Corp.	29,706	719,076
Milbon Co., Ltd.	10,400	503,880
Noevir Holdings Co., Ltd.	27,900	1,525,255

Total Personal Products		2,748,211

Pharmaceuticals - 1.7%
Fuji Pharma Co., Ltd.	10,400	134,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2019

Investments	Shares	Value
JCR Pharmaceuticals Co., Ltd.	3,900	$226,963
Kaken Pharmaceutical Co., Ltd.	34,700	1,623,241
KYORIN Holdings, Inc.	74,385	1,317,306
Mochida Pharmaceutical Co., Ltd.	19,822	843,548
Nichi-iko Pharmaceutical Co., Ltd.	45,400	496,391
Sawai Pharmaceutical Co., Ltd.	26,324	1,421,994
Seikagaku Corp.	39,000	447,049
Torii Pharmaceutical Co., Ltd.	16,100	387,781
Towa Pharmaceutical Co., Ltd.	17,500	444,403
Tsumura & Co.	44,200	1,232,792
ZERIA Pharmaceutical Co., Ltd.	23,300	466,260

Total Pharmaceuticals		9,042,096

Professional Services - 1.9%
Altech Corp.	30,360	462,417
BayCurrent Consulting, Inc.	7,100	273,483
Benefit One, Inc.	51,100	881,231
en-japan, Inc.	17,400	677,492
FULLCAST Holdings Co., Ltd.	17,700	375,883
Funai Soken Holdings, Inc.	17,810	431,116
Gakujo Co., Ltd.	9,900	109,347
IR Japan Holdings Ltd.	9,500	228,638
JAC Recruitment Co., Ltd.	24,100	567,940
Link And Motivation, Inc.(a)	29,200	163,969
Meitec Corp.	24,300	1,247,253
Nisso Corp.	9,300	128,097
Nomura Co., Ltd.	52,900	660,391
Outsourcing, Inc.	48,800	591,543
Quick Co., Ltd.	8,400	121,002
SMS Co., Ltd.	5,000	117,180
Space Co., Ltd.	30,400	330,692
Tanseisha Co., Ltd.	45,400	527,152
TechnoPro Holdings, Inc.	15,900	844,143
Trust Tech, Inc.	20,000	284,017
UT Holdings Co., Ltd.(a)	8,700	211,161
World Holdings Co., Ltd.	16,800	261,964
YAMADA Consulting Group Co., Ltd.	10,000	185,354
Yumeshin Holdings Co., Ltd.	81,000	578,142

Total Professional Services		10,259,607

Real Estate Management & Development - 2.2%
Daibiru Corp.	66,300	616,601
Dear Life Co., Ltd.	58,400	239,584
Goldcrest Co., Ltd.	29,900	526,733
Heiwa Real Estate Co., Ltd.	25,668	524,367
Ichigo, Inc.	308,900	905,999
Japan Property Management Center Co., Ltd.	29,300	301,865
Katitas Co., Ltd.(a)	13,100	486,964
Keihanshin Building Co., Ltd.	45,700	421,200
Kenedix, Inc.	85,200	424,656
Mugen Estate Co., Ltd.	31,400	162,625
Open House Co., Ltd.	36,900	1,510,386
Raysum Co., Ltd.	58,000	536,180
SAMTY Co., Ltd.(a)	48,700	740,851
Shinoken Group Co., Ltd.(a)	33,300	238,608
Star Mica Holdings Co., Ltd.	12,000	168,851
Sun Frontier Fudousan Co., Ltd.	49,700	469,138
Takara Leben Co., Ltd.(a)	111,700	397,077
TOC Co., Ltd.	32,600	195,769
Tokyo Tatemono Co., Ltd.	179,000	1,988,704
Tosei Corp.	39,400	355,456
Unizo Holdings Co., Ltd.	43,900	751,361

Total Real Estate Management & Development		11,962,975

Road & Rail - 1.4%
Fukuyama Transporting Co., Ltd.	19,411	702,644
Hamakyorex Co., Ltd.	8,100	285,688
Ichinen Holdings Co., Ltd.	13,500	139,210
Maruzen Showa Unyu Co., Ltd.	13,300	422,183
Nankai Electric Railway Co., Ltd.	29,200	710,080
Nikkon Holdings Co., Ltd.	42,660	978,796
Nishi-Nippon Railroad Co., Ltd.	24,900	531,558
Sakai Moving Service Co., Ltd.	5,300	312,372
Seino Holdings Co., Ltd.	109,500	1,458,442
Senko Group Holdings Co., Ltd.	115,856	915,105
Sotetsu Holdings, Inc.	44,000	1,212,512

Total Road & Rail		7,668,590

Semiconductors & Semiconductor Equipment - 1.5%
Ferrotec Holdings Corp.	27,700	218,278
Japan Material Co., Ltd.	24,200	344,559
Lasertec Corp.	13,200	523,148
Micronics Japan Co., Ltd.	21,500	189,776
Mimasu Semiconductor Industry Co., Ltd.	13,527	201,888
NuFlare Technology, Inc.	8,200	504,604
Optorun Co., Ltd.	26,400	569,950
Sanken Electric Co., Ltd.	6,900	144,161
SCREEN Holdings Co., Ltd.	32,600	1,360,098
Shibaura Mechatronics Corp.	6,600	165,521
Shindengen Electric Manufacturing Co., Ltd.	9,800	334,732
Shinko Electric Industries Co., Ltd.	90,453	765,669
Tokyo Seimitsu Co., Ltd.	53,400	1,372,421
Ulvac, Inc.	38,100	1,207,643
Yamaichi Electronics Co., Ltd.	32,300	289,603

Total Semiconductors & Semiconductor Equipment		8,192,051

Software - 0.6%
Broadleaf Co., Ltd.	51,900	256,273
Computer Engineering & Consulting Ltd.	14,500	319,097
Digital Arts, Inc.	1,700	149,898
Fuji Soft, Inc.	8,200	359,235
Fukui Computer Holdings, Inc.	9,400	217,594
Infomart Corp.(a)	18,900	294,885
Miroku Jyoho Service Co., Ltd.	9,800	307,899
SRA Holdings	22,500	547,777
Systena Corp.	30,900	505,344
UNITED, Inc.	24,300	334,029

Total Software		3,292,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2019

Investments	Shares	Value
Specialty Retail - 4.3%
Adastria Co., Ltd.	28,300	$606,241
Alpen Co., Ltd.(a)	35,400	501,067
AOKI Holdings, Inc.	126,854	1,256,295
Aoyama Trading Co., Ltd.	57,200	1,121,277
Arcland Sakamoto Co., Ltd.	28,916	354,002
Autobacs Seven Co., Ltd.	76,200	1,257,505
Bic Camera, Inc.	116,400	1,143,041
Chiyoda Co., Ltd.	51,891	758,570
DCM Holdings Co., Ltd.(a)	104,045	1,021,715
EDION Corp.	91,239	847,691
Geo Holdings Corp.	28,500	365,046
Honeys Holdings Co., Ltd.	15,400	169,380
IDOM, Inc.	113,260	303,807
JINS, Inc.	5,300	294,663
Joshin Denki Co., Ltd.	19,000	374,568
Joyful Honda Co., Ltd.	61,300	700,962
K’s Holdings Corp.	173,196	1,634,865
Kohnan Shoji Co., Ltd.	19,300	401,262
Komeri Co., Ltd.	21,037	429,956
LIXIL VIVA Corp.	59,600	691,480
Nishimatsuya Chain Co., Ltd.	51,600	398,949
Nojima Corp.	18,100	295,171
PAL GROUP Holdings Co., Ltd.	16,600	501,513
PC Depot Corp.	53,500	212,034
Sac’s Bar Holdings, Inc.	20,100	182,829
Sanrio Co., Ltd.(a)	33,242	738,334
Shimachu Co., Ltd.	40,564	943,130
Shimamura Co., Ltd.	25,500	1,905,281
T-Gaia Corp.	82,200	1,554,125
United Arrows Ltd.	16,829	525,613
VT Holdings Co., Ltd.	115,200	449,081
World Co., Ltd.	20,500	392,533
Xebio Holdings Co., Ltd.	45,200	513,923
Yellow Hat Ltd.	35,900	479,155

Total Specialty Retail		23,325,064

Technology Hardware, Storage & Peripherals - 0.6%
Elecom Co., Ltd.	20,700	701,272
Maxell Holdings Ltd.	30,600	418,357
MCJ Co., Ltd.	81,300	595,375
Riso Kagaku Corp.	34,500	549,490
Roland DG Corp.	10,600	237,698
Toshiba TEC Corp.	26,100	726,507
Wacom Co., Ltd.	82,811	274,397

Total Technology Hardware, Storage & Peripherals		3,503,096

Textiles, Apparel & Luxury Goods - 1.6%
Asics Corp.(a)	102,400	1,109,159
Baroque Japan Ltd.	38,200	314,847
Descente Ltd.	29,953	525,720
Fujibo Holdings, Inc.	14,400	309,812
Goldwin, Inc.(a)	4,500	564,275
Gunze Ltd.	12,583	541,324
Japan Wool Textile Co., Ltd. (The)	74,225	579,388
Kurabo Industries Ltd.	20,976	373,807
Morito Co., Ltd.	31,300	229,216
Onward Holdings Co., Ltd.	176,833	974,928
Seiko Holdings Corp.	38,100	775,155
Seiren Co., Ltd.	44,111	614,131
Wacoal Holdings Corp.	54,300	1,409,663
Yondoshi Holdings, Inc.	26,700	613,352

Total Textiles, Apparel & Luxury Goods		8,934,777

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.	24,000	470,243

Trading Companies & Distributors - 2.5%
Advan Co., Ltd.	40,700	400,049
Alconix Corp.(a)	24,900	328,410
Gecoss Corp.	51,900	458,111
Hanwa Co., Ltd.	51,522	1,377,714
Inaba Denki Sangyo Co., Ltd.	21,894	918,516
Inabata & Co., Ltd.	57,741	739,046
Kamei Corp.	29,600	307,429
Kanaden Corp.	25,500	307,685
Kanamoto Co., Ltd.	20,928	541,168
Kanematsu Corp.	99,500	1,102,682
Kokusai Pulp & Paper Co., Ltd.	73,700	193,587
Nagase & Co., Ltd.	74,304	1,113,801
Nichiden Corp.	24,700	428,708
Nippon Steel Trading Corp.	39,900	1,644,292
Nishio Rent All Co., Ltd.	16,900	477,636
Onoken Co., Ltd.	30,000	381,474
Sanyo Trading Co., Ltd.	16,800	368,153
Trusco Nakayama Corp.	26,800	574,108
Wakita & Co., Ltd.	43,600	421,675
Yamazen Corp.	84,606	813,550
Yuasa Trading Co., Ltd.	29,000	810,191

Total Trading Companies & Distributors		13,707,985

Transportation Infrastructure - 0.6%
Japan Airport Terminal Co., Ltd.	20,300	865,774
Kamigumi Co., Ltd.	59,800	1,415,352
Mitsubishi Logistics Corp.	32,200	885,844

Total Transportation Infrastructure		3,166,970

TOTAL COMMON STOCKS (Cost: $602,883,604)		543,464,263

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $627,581)	13,090	637,483

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $7,888,190)(d)	7,888,190	7,888,190

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $611,399,375)		551,989,936
Other Assets less Liabilities - (1.2)%		(6,350,481)

NET ASSETS - 100.0%		$545,639,455

(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2019

(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,927,524. The Fund also had securities on loan having a total market value of $41,766 that were sold and pending settlement. The total market value of the collateral held by the Fund was $20,120,828. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,232,638.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.5%

Bahrain - 2.9%
Ahli United Bank BSC	802,565	$690,206

Egypt - 3.1%
Alexandria Mineral Oils Co.	64,790	17,464
Commercial International Bank Egypt SAE	48,743	215,438
Eastern Co. SAE	197,490	182,644
ElSewedy Electric Co.	211,625	181,139
Heliopolis Housing	7,791	10,845
Juhayna Food Industries	12,624	7,804
Orascom Development Egypt	45,537	18,602
Oriental Weavers	60,673	37,905
Sidi Kerir Petrochemicals Co.	23,812	15,975
Talaat Moustafa Group	36,707	23,812
Telecom Egypt Co.	18,368	15,282

Total Egypt		726,910

Jordan - 2.7%
Arab Bank PLC	74,700	630,051

Kuwait - 12.3%
Agility Public Warehousing Co. KSC	38,855	98,098
Boubyan Bank KSCP	32,904	63,010
Burgan Bank SAK	36,427	41,902
Gulf Bank KSCP	139,063	139,338
Humansoft Holding Co. KSC	9,479	98,758
Kuwait Finance House KSCP	212,282	494,672
Kuwait International Bank KSCP	43,083	38,766
Kuwait Projects Co. Holding KSCP	38,877	27,934
Mabanee Co. SAK	17,980	41,957
Mezzan Holding Co. KSCC	5,439	11,186
Mobile Telecommunications Co. KSC	438,316	765,681
National Bank of Kuwait SAKP	306,062	982,546
Qurain Petrochemical Industries Co.	62,052	70,969

Total Kuwait		2,874,817

Morocco - 2.9%
Attijariwafa Bank	6,082	296,195
Douja Promotion Groupe Addoha S.A.	27,092	27,888
Maroc Telecom	18,524	269,088
Societe d’Exploitation des Ports	4,768	94,176

Total Morocco		687,347

Oman - 1.2%
Bank Muscat SAOG	262,227	277,892

Qatar - 27.6%
Barwa Real Estate Co.	29,445	276,559
Commercial Bank PQSC (The)	114,847	144,771
Doha Bank QPSC	400,717	294,932
Industries Qatar QSC	178,160	562,675
Masraf Al Rayan QSC	461,930	483,338
Medicare Group	20,360	37,687
Ooredoo QPSC	12,696	228,066
Qatar Electricity & Water Co. QSC	46,540	212,937
Qatar Fuel QSC	53,355	314,452
Qatar Gas Transport Co., Ltd.	36,027	228,554
Qatar Insurance Co. SAQ	123,430	1,188,453
Qatar International Islamic Bank QSC	61,068	125,784
Qatar Islamic Bank SAQ	101,250	461,864
Qatar National Bank QPSC	344,340	1,799,599
United Development Co. QSC	30,611	116,433
Widam Food Co.	750	1,246

Total Qatar		6,477,350

Saudi Arabia - 26.4%
Advanced Petrochemical Co.	5,785	92,554
Al Rajhi Bank	72,409	1,343,821
Alinma Bank	31,709	205,968
Almarai Co. JSC	4,042	56,800
Arab National Bank	7,324	50,874
Bank Al-Jazira	6,286	25,444
Bank AlBilad*	10,619	77,018
Banque Saudi Fransi	18,104	204,682
Bupa Arabia for Cooperative Insurance Co.	392	10,066
Dar Al Arkan Real Estate Development Co.	29,628	92,749
Jarir Marketing Co.	3,182	140,168
Kingdom Holding Co.	13,218	27,421
Mouwasat Medical Services Co.	681	16,325
National Commercial Bank	38,415	567,480
National Petrochemical Co.	1,008	6,607
Rabigh Refining & Petrochemical Co.*	1,270	6,996
Riyad Bank	56,316	402,445
Sahara International Petrochemical Co.	25,923	142,947
Samba Financial Group	54,411	513,606
Saudi Arabian Fertilizer Co.	5,391	121,900
Saudi Basic Industries Corp.	29,399	895,238
Saudi British Bank (The)	9,207	101,639
Saudi Electricity Co.	36,937	184,180
Saudi Industrial Investment Group	9,471	62,227
Saudi Investment Bank (The)*	13,093	66,264
Saudi Telecom Co.	17,132	476,009
Savola Group (The)	9,478	82,643
Yanbu National Petrochemical Co.	12,290	206,458

Total Saudi Arabia		6,180,529

United Arab Emirates - 20.4%
Abu Dhabi Commercial Bank PJSC	349,638	790,056
Aldar Properties PJSC	717,799	369,340
Arabtec Holding PJSC	37,794	15,434
Aramex PJSC	39,978	45,168
DAMAC Properties Dubai Co. PJSC*	364,828	91,278
Dana Gas PJSC	374,229	96,177
DP World PLC	10,152	161,417
Dubai Financial Market PJSC*	346,357	66,572
Dubai Investments PJSC	347,417	116,337

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2019

Investments	Shares	Value
Dubai Islamic Bank PJSC	285,224	$398,350
Emaar Malls PJSC	298,659	165,056
Emaar Properties PJSC	266,633	320,846
Emirates NBD PJSC	28,148	83,528
Emirates Telecommunications Group Co. PJSC	223,677	1,015,731
First Abu Dhabi Bank PJSC	259,812	1,051,089

Total United Arab Emirates		4,786,379

TOTAL COMMON STOCKS (Cost: $19,020,994)		23,331,481

RIGHTS - 0.0%

Kuwait - 0.0%
Kuwait Projects Co. Holding KSCP, expiring 7/31/19* (Cost: $0)	17,278	133

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $19,020,994)		23,331,614
Other Assets less Liabilities - 0.5%		106,991

NET ASSETS - 100.0%		$23,438,605

*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	7/2/2019	10,565	USD	178,054	EGP	$—	$(101)
State Street Bank and Trust	7/2/2019	5,696	USD	96,004	EGP	—	(54)

						$—	$(155)

CURRENCY LEGEND

EGP	Egyptian pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Modern Tech Platforms Fund (PLAT)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

Argentina - 1.8%
MercadoLibre, Inc.*	76	$46,495

Canada - 2.7%
Ritchie Bros Auctioneers, Inc.	1,084	36,010
Stars Group, Inc. (The)*	1,996	34,072

Total Canada		70,082

China - 15.8%
51job, Inc. ADR*	408	30,804
58.com, Inc. ADR*	524	32,577
Alibaba Group Holding Ltd. ADR*	204	34,568
Autohome, Inc. ADR*	328	28,083
Baidu, Inc. ADR*	228	26,758
Bilibili, Inc. ADR*	2,120	34,492
Ctrip.com International Ltd. ADR*	856	31,595
HUYA, Inc. ADR*	1,576	38,943
Momo, Inc. ADR	1,076	38,521
Pinduoduo, Inc. ADR*	1,696	34,989
Qutoutiao, Inc. ADR*	5,692	22,426
Weibo Corp. ADR*	552	24,040
YY, Inc. ADR*	444	30,942

Total China		408,738

Germany - 4.3%
CTS Eventim AG & Co. KGaA	736	34,298
Delivery Hero SE*(a)	816	37,068
Deutsche Boerse AG	284	40,233

Total Germany		111,599

India - 1.4%
MakeMyTrip Ltd.*	1,496	37,101

Japan - 2.7%
LINE Corp. ADR*	1,128	31,742
Sony Corp. ADR	748	39,188

Total Japan		70,930

Netherlands - 1.6%
Takeaway.com N.V.*(a)	440	41,288

Russia - 1.5%
Yandex N.V. Class A*	1,008	38,304

United Kingdom - 4.2%
Farfetch Ltd. Class A*	1,520	31,616
London Stock Exchange Group PLC	576	40,216
Rightmove PLC	5,348	36,394

Total United Kingdom		108,226

United States - 63.9%
Alphabet, Inc. Class A*	31	33,567
Amazon.com, Inc.*	20	37,873
American Express Co.	320	39,501
Anaplan, Inc.*	956	48,249
ANGI Homeservices, Inc. Class A*	2,168	28,206
Apple, Inc.	188	37,209
Atlassian Corp. PLC Class A*	344	45,009
BGC Partners, Inc. Class A	6,980	36,505
Booking Holdings, Inc.*	20	37,494
Cargurus, Inc.*	924	33,366
CBOE Global Markets, Inc.	372	38,550
Chegg, Inc.*	1,056	40,751
CME Group, Inc.	212	41,151
Copart, Inc.*	560	41,854
CoStar Group, Inc.*	76	42,109
Coupa Software, Inc.*	364	46,086
Dropbox, Inc. Class A*	1,548	38,777
eBay, Inc.	972	38,394
Etsy, Inc.*	560	34,367
Expedia Group, Inc.	292	38,845
Facebook, Inc. Class A*	196	37,828
GrubHub, Inc.*	564	43,986
IAA, Inc.*	668	25,905
Intercontinental Exchange, Inc.	464	39,876
KAR Auction Services, Inc.	668	16,700
LendingTree, Inc.*	96	40,323
Lyft, Inc. Class A*	628	41,266
MarketAxess Holdings, Inc.	136	43,713
MasterCard, Inc. Class A	148	39,151
Match Group, Inc.	624	41,977
Microsoft Corp.	288	38,581
Nasdaq, Inc.	408	39,237
PayPal Holdings, Inc.*	336	38,459
Pinterest, Inc. Class A*	1,216	33,100
salesforce.com, Inc.*	228	34,594
Snap, Inc. Class A*	3,384	48,391
Teladoc Health, Inc.*	664	44,096
TripAdvisor, Inc.*	708	32,773
Twitter, Inc.*	944	32,946
Visa, Inc. Class A	228	39,569
Yelp, Inc.*	940	32,129
Zillow Group, Inc. Class A*	1,136	51,983
Zynga, Inc. Class A*	6,660	40,826

Total United States		1,655,272

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,461,396)		2,588,035
Other Assets less Liabilities - 0.1%		1,473

NET ASSETS - 100.0%		$2,589,508

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

ADR	- American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.8%
Lockheed Martin Corp.	22,530	$8,190,556
United Technologies Corp.	45,106	5,872,801

Total Aerospace & Defense		14,063,357

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	70,988	7,330,931

Automobiles - 3.4%
Ford Motor Co.	1,659,075	16,972,337
General Motors Co.	252,495	9,728,632

Total Automobiles		26,700,969

Beverages - 1.9%
Coca-Cola Co. (The)	138,765	7,065,914
PepsiCo, Inc.	59,222	7,765,781

Total Beverages		14,831,695

Biotechnology - 2.7%
AbbVie, Inc.	117,344	8,533,256
Amgen, Inc.	29,291	5,397,745
Gilead Sciences, Inc.	106,973	7,227,096

Total Biotechnology		21,158,097

Chemicals - 4.0%
Air Products & Chemicals, Inc.	39,033	8,835,900
Celanese Corp.	54,654	5,891,701
CF Industries Holdings, Inc.	150,029	7,007,855
DuPont de Nemours, Inc.	36,984	2,776,389
Eastman Chemical Co.	88,224	6,866,474

Total Chemicals		31,378,319

Containers & Packaging - 3.8%
Avery Dennison Corp.	52,375	6,058,740
International Paper Co.	221,006	9,573,980
Packaging Corp. of America	76,513	7,293,219
WestRock Co.	192,717	7,028,389

Total Containers & Packaging		29,954,328

Diversified Telecommunication Services - 5.3%
AT&T, Inc.	469,405	15,729,761
CenturyLink, Inc.	1,497,451	17,610,024
Verizon Communications, Inc.	154,929	8,851,094

Total Diversified Telecommunication Services		42,190,879

Electric Utilities - 9.2%
Avangrid, Inc.	145,645	7,355,072
Duke Energy Corp.	102,131	9,012,039
Edison International	162,226	10,935,655
Entergy Corp.	103,246	10,627,111
FirstEnergy Corp.	227,192	9,726,090
PPL Corp.	388,600	12,050,486
Southern Co. (The)	237,540	13,131,211

Total Electric Utilities		72,837,664

Electrical Equipment - 0.9%
Emerson Electric Co.	106,404	7,099,275

Energy Equipment & Services - 1.0%
Baker Hughes a GE Co.	326,263	8,035,858

Entertainment - 1.4%
Viacom, Inc. Class B	200,859	5,999,658
Walt Disney Co. (The)	35,629	4,975,234

Total Entertainment		10,974,892

Food Products - 5.7%
Campbell Soup Co.	201,822	8,087,008
General Mills, Inc.	274,757	14,430,238
J.M. Smucker Co. (The)	70,800	8,155,452
Kellogg Co.	129,365	6,930,083
Kraft Heinz Co. (The)	228,585	7,095,278

Total Food Products		44,698,059

Health Care Providers & Services - 2.2%
Cardinal Health, Inc.	153,624	7,235,691
CVS Health Corp.	76,839	4,186,957
Quest Diagnostics, Inc.	61,983	6,310,489

Total Health Care Providers & Services		17,733,137

Hotels, Restaurants & Leisure - 1.6%
Las Vegas Sands Corp.	220,766	13,045,063

Household Durables - 2.1%
Newell Brands, Inc.	395,341	6,096,158
Whirlpool Corp.	71,261	10,144,716

Total Household Durables		16,240,874

Household Products - 1.1%
Kimberly-Clark Corp.	65,335	8,707,849

Industrial Conglomerates - 3.3%
3M Co.	29,543	5,120,983
General Electric Co.	1,996,714	20,965,497

Total Industrial Conglomerates		26,086,480

IT Services - 4.0%
International Business Machines Corp.	93,449	12,886,617
Paychex, Inc.	106,286	8,746,275
Western Union Co. (The)	493,820	9,822,080

Total IT Services		31,454,972

Machinery - 2.8%
Caterpillar, Inc.	44,280	6,034,921
Cummins, Inc.	49,904	8,550,552
Illinois Tool Works, Inc.	48,694	7,343,542

Total Machinery		21,929,015

Media - 2.9%
Comcast Corp. Class A	118,701	5,018,678
Fox Corp. Class B	10,775	393,611
Interpublic Group of Cos., Inc. (The)	356,976	8,064,088
Omnicom Group, Inc.	91,299	7,481,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

June 30, 2019

Investments	Shares	Value
Sirius XM Holdings, Inc.	279,772	$1,561,128

Total Media		22,519,458

Metals & Mining - 0.7%
Nucor Corp.	104,175	5,740,042

Multi-Utilities - 3.4%
CenterPoint Energy, Inc.	299,273	8,568,186
Consolidated Edison, Inc.	94,173	8,257,089
Dominion Energy, Inc.	129,229	9,991,986

Total Multi-Utilities		26,817,261

Multiline Retail - 3.0%
Kohl’s Corp.	131,598	6,257,485
Macy’s, Inc.	319,776	6,862,393
Target Corp.	119,101	10,315,337

Total Multiline Retail		23,435,215

Oil, Gas & Consumable Fuels - 13.1%
Chevron Corp.	73,218	9,111,248
Exxon Mobil Corp.	121,059	9,276,751
Kinder Morgan, Inc.	642,596	13,417,405
Occidental Petroleum Corp.	150,932	7,588,861
ONEOK, Inc.	205,073	14,111,073
Phillips 66	87,410	8,176,331
Targa Resources Corp.	428,084	16,806,578
Valero Energy Corp.	120,897	10,349,992
Williams Cos., Inc. (The)	507,816	14,239,161

Total Oil, Gas & Consumable Fuels		103,077,400

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	126,857	5,752,965
Johnson & Johnson	40,911	5,698,084
Merck & Co., Inc.	80,370	6,739,025
Pfizer, Inc.	148,776	6,444,976

Total Pharmaceuticals		24,635,050

Semiconductors & Semiconductor Equipment - 5.7%
Broadcom, Inc.	25,666	7,388,215
KLA-Tencor Corp.	75,418	8,914,407
Maxim Integrated Products, Inc.	137,930	8,250,973
QUALCOMM, Inc.	163,809	12,460,951
Texas Instruments, Inc.	72,591	8,330,543

Total Semiconductors & Semiconductor Equipment		45,345,089

Specialty Retail - 2.4%
Gap, Inc. (The)	295,019	5,301,491
L Brands, Inc.	521,326	13,606,609

Total Specialty Retail		18,908,100

Technology Hardware, Storage & Peripherals - 2.4%
Hewlett Packard Enterprise Co.	466,950	6,980,902
Western Digital Corp.	251,972	11,981,269

Total Technology Hardware, Storage & Peripherals		18,962,171

Tobacco - 2.9%
Altria Group, Inc.	245,400	11,619,690
Philip Morris International, Inc.	141,638	11,122,832

Total Tobacco		22,742,522

Trading Companies & Distributors - 0.9%
Fastenal Co.	222,270	7,243,779

TOTAL COMMON STOCKS (Cost: $726,796,462)		785,877,800

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree U.S. LargeCap Dividend Fund(a)	7,287	706,110
WisdomTree U.S. MidCap Dividend Fund(a)(b)	19,686	712,633
TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,272,412)		1,418,743

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $14,800)(d)	14,800	14,800

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $728,083,674)		787,311,343
Other Assets less Liabilities - 0.2%		1,612,234

NET ASSETS - 100.0%		$788,923,577

(a)	Affiliated company (See Note 4).
(b)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,480 and the total market value of the collateral held by the Fund was $14,800.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 1.2%
Lockheed Martin Corp.	30,925	$11,242,474

Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	91,146	9,412,647

Auto Components - 0.0%
LCI Industries	3,325	299,250

Automobiles - 2.0%
Ford Motor Co.	978,393	10,008,961
General Motors Co.	217,576	8,383,203
Harley-Davidson, Inc.	25,041	897,219

Total Automobiles		19,289,383

Banks - 5.9%
Arrow Financial Corp.	4,401	152,847
Banc of California, Inc.	7,763	108,449
Bank of Hawaii Corp.	5,390	446,885
Bank OZK	16,937	509,634
BB&T Corp.	97,152	4,773,078
Boston Private Financial Holdings, Inc.	12,167	146,856
Bridge Bancorp, Inc.	3,020	88,969
Cathay General Bancorp	10,606	380,861
Central Pacific Financial Corp.	4,038	120,978
Citizens & Northern Corp.	2,047	53,897
Comerica, Inc.	20,145	1,463,333
Community Trust Bancorp, Inc.	2,797	118,285
Financial Institutions, Inc.	2,407	70,164
First Bancorp, Inc.	5,040	135,324
First Hawaiian, Inc.	20,321	525,704
First of Long Island Corp. (The)	1,965	39,457
Flushing Financial Corp.	4,490	99,678
FNB Corp.	55,175	649,410
Hanmi Financial Corp.	4,681	104,246
Heritage Commerce Corp.	7,978	97,730
Hope Bancorp, Inc.	21,730	299,439
Huntington Bancshares, Inc.	174,267	2,408,370
Investors Bancorp, Inc.	42,325	471,924
KeyCorp	165,673	2,940,696
Mercantile Bank Corp.	1,317	42,908
Midland States Bancorp, Inc.	4,223	112,839
PacWest Bancorp	31,834	1,236,114
Park National Corp.	2,445	243,009
People’s United Financial, Inc.	62,382	1,046,770
Peoples Bancorp, Inc.	2,414	77,876
Premier Financial Bancorp, Inc.	704	10,560
Regions Financial Corp.	153,358	2,291,169
Sandy Spring Bancorp, Inc.	4,573	159,506
Southside Bancshares, Inc.	5,196	168,246
Stock Yards Bancorp, Inc.	2,164	78,229
SunTrust Banks, Inc.	61,275	3,851,134
Trustmark Corp.	8,069	268,294
Umpqua Holdings Corp.	35,253	584,847
United Bankshares, Inc.	13,642	505,982
Univest Financial Corp.	4,329	113,680
Valley National Bancorp	57,173	616,325
Washington Trust Bancorp, Inc.	2,266	118,240
Wells Fargo & Co.	616,357	29,166,013
West Bancorporation, Inc.	3,064	65,018

Total Banks		56,962,973

Beverages - 4.8%
Coca-Cola Co. (The)	476,860	24,281,711
PepsiCo, Inc.	162,869	21,357,012

Total Beverages		45,638,723

Biotechnology - 3.1%
AbbVie, Inc.	266,470	19,377,698
Gilead Sciences, Inc.	159,612	10,783,387

Total Biotechnology		30,161,085

Capital Markets - 0.5%
Ares Management Corp. Class A	19,356	506,547
Artisan Partners Asset Management, Inc. Class A	20,379	560,830
BGC Partners, Inc. Class A	128,500	672,055
Cohen & Steers, Inc.	6,571	338,012
Diamond Hill Investment Group, Inc.	527	74,686
Eaton Vance Corp.	16,980	732,347
Federated Investors, Inc. Class B	16,224	527,280
GAIN Capital Holdings, Inc.(a)	7,257	29,971
Legg Mason, Inc.	13,698	524,360
Moelis & Co. Class A	8,782	306,931
Virtu Financial, Inc. Class A	14,628	318,598
Waddell & Reed Financial, Inc. Class A	12,976	216,310
Westwood Holdings Group, Inc.	1,658	58,362

Total Capital Markets		4,866,289

Chemicals - 0.3%
Advanced Emissions Solutions, Inc.(a)	5,732	72,452
CF Industries Holdings, Inc.	21,818	1,019,119
Chemours Co. (The)	22,279	534,696
Huntsman Corp.	30,946	632,536
Innophos Holdings, Inc.	3,514	102,292
Kronos Worldwide, Inc.	23,844	365,290
Olin Corp.	24,405	534,714
Valhi, Inc.	13,109	38,934

Total Chemicals		3,300,033

Commercial Services & Supplies - 0.2%
Covanta Holding Corp.	30,845	552,434
Ennis, Inc.	5,628	115,487
HNI Corp.	5,619	198,800
Knoll, Inc.	6,911	158,815
LSC Communications, Inc.	12,773	46,877
Pitney Bowes, Inc.	75,073	321,312
Quad/Graphics, Inc.	10,537	83,348
Steelcase, Inc. Class A	12,642	216,178

Total Commercial Services & Supplies		1,693,251

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2019

Investments	Shares	Value
Consumer Finance - 0.6%
Navient Corp.	61,540	$840,021
Santander Consumer USA Holdings, Inc.	57,489	1,377,436
Synchrony Financial	89,367	3,098,354

Total Consumer Finance		5,315,811

Containers & Packaging - 0.6%
Greif, Inc. Class B	641	27,980
International Paper Co.	66,404	2,876,621
Myers Industries, Inc.	3,276	63,128
Packaging Corp. of America	11,497	1,095,894
Sonoco Products Co.	10,638	695,087
WestRock Co.	37,670	1,373,825

Total Containers & Packaging		6,132,535

Diversified Consumer Services - 0.1%
H&R Block, Inc.	27,572	807,860

Diversified Telecommunication Services - 9.5%
AT&T, Inc.	1,495,201	50,104,186
CenturyLink, Inc.	488,473	5,744,442
Cogent Communications Holdings, Inc.	8,231	488,592
Verizon Communications, Inc.	618,050	35,309,197

Total Diversified Telecommunication Services		91,646,417

Electric Utilities - 5.8%
Alliant Energy Corp.	25,056	1,229,749
American Electric Power Co., Inc.	58,682	5,164,603
Avangrid, Inc.	36,584	1,847,492
Duke Energy Corp.	103,558	9,137,958
Edison International	47,078	3,173,528
Entergy Corp.	25,636	2,638,714
Evergy, Inc.	29,544	1,777,072
Eversource Energy	32,718	2,478,716
Exelon Corp.	99,954	4,791,795
FirstEnergy Corp.	70,778	3,030,006
Hawaiian Electric Industries, Inc.	12,755	555,480
OGE Energy Corp.	25,213	1,073,065
Pinnacle West Capital Corp.	12,980	1,221,288
Portland General Electric Co.	9,690	524,907
PPL Corp.	137,137	4,252,618
Southern Co. (The)	182,844	10,107,616
Xcel Energy, Inc.	50,817	3,023,103

Total Electric Utilities		56,027,710

Electrical Equipment - 0.6%
Emerson Electric Co.	72,160	4,814,515
Hubbell, Inc.	6,478	844,731

Total Electrical Equipment		5,659,246

Electronic Equipment, Instruments & Components - 0.0%
AVX Corp.	18,657	309,706
Daktronics, Inc.	16,380	101,065

Total Electronic Equipment, Instruments & Components		410,771

Energy Equipment & Services - 0.3%
Archrock, Inc.	30,377	321,996
Baker Hughes a GE Co.	61,744	1,520,755
Helmerich & Payne, Inc.	19,030	963,299
RPC, Inc.(a)	25,710	185,369

Total Energy Equipment & Services		2,991,419

Entertainment - 0.1%
AMC Entertainment Holdings, Inc. Class A(a)	10,672	99,570
Cinemark Holdings, Inc.	13,541	488,830

Total Entertainment		588,400

Equity Real Estate Investment Trusts (REITs) - 14.5%
Acadia Realty Trust	12,327	337,390
Agree Realty Corp.	4,676	299,498
Alexander’s, Inc.	541	200,332
Alexandria Real Estate Equities, Inc.	11,694	1,649,906
American Campus Communities, Inc.	20,950	967,052
American Finance Trust, Inc.	22,999	250,689
Apartment Investment & Management Co. Class A	17,664	885,320
Apple Hospitality REIT, Inc.	62,954	998,450
Armada Hoffler Properties, Inc.	10,299	170,448
Ashford Hospitality Trust, Inc.	41,225	122,438
AvalonBay Communities, Inc.	15,485	3,146,242
Bluerock Residential Growth REIT, Inc.	9,170	107,748
Braemar Hotels & Resorts, Inc.	7,844	77,656
Brandywine Realty Trust	34,576	495,128
Brixmor Property Group, Inc.	73,259	1,309,871
Brookfield Property REIT, Inc. Class A	35,554	671,615
Camden Property Trust	11,278	1,177,310
CareTrust REIT, Inc.	12,716	302,386
CatchMark Timber Trust, Inc. Class A	14,807	154,733
CBL & Associates Properties, Inc.(a)	62,687	65,194
Cedar Realty Trust, Inc.	28,880	76,532
Chatham Lodging Trust	12,368	233,384
Chesapeake Lodging Trust	12,780	363,208
Colony Capital, Inc.	133,368	666,840
Columbia Property Trust, Inc.	13,895	288,182
Community Healthcare Trust, Inc.	4,021	158,468
CoreCivic, Inc.	35,192	730,586
CorEnergy Infrastructure Trust, Inc.(a)	3,849	152,651
CorePoint Lodging, Inc.	15,453	191,463
CoreSite Realty Corp.	5,699	656,354
Corporate Office Properties Trust	19,647	518,091
Cousins Properties, Inc.	17,292	625,452
Crown Castle International Corp.	57,843	7,539,835
CubeSmart	25,740	860,746
CyrusOne, Inc.	11,903	687,041
DiamondRock Hospitality Co.	38,790	401,089
Digital Realty Trust, Inc.	25,958	3,057,593
Duke Realty Corp.	39,470	1,247,647

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2019

Investments	Shares	Value
Easterly Government Properties, Inc.	13,761	$249,212
EastGroup Properties, Inc.	3,845	445,943
EPR Properties	16,321	1,217,383
Equity Residential	40,520	3,076,278
Essential Properties Realty Trust, Inc.	11,200	224,448
Essex Property Trust, Inc.	6,697	1,955,055
Extra Space Storage, Inc.	16,002	1,697,812
Federal Realty Investment Trust	8,275	1,065,489
Four Corners Property Trust, Inc.	10,667	291,529
Franklin Street Properties Corp.	21,860	161,327
Gaming and Leisure Properties, Inc.	59,612	2,323,676
GEO Group, Inc. (The)	36,790	772,958
Getty Realty Corp.	6,797	209,076
Gladstone Commercial Corp.	9,061	192,274
Gladstone Land Corp.(a)	5,172	59,633
Global Medical REIT, Inc.	8,634	90,657
Global Net Lease, Inc.	30,456	597,547
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,173	343,035
HCP, Inc.	82,722	2,645,450
Healthcare Realty Trust, Inc.	18,115	567,362
Healthcare Trust of America, Inc. Class A	33,877	929,246
Hersha Hospitality Trust	7,274	120,312
Highwoods Properties, Inc.	16,816	694,501
Hospitality Properties Trust	48,046	1,201,150
Host Hotels & Resorts, Inc.	119,125	2,170,458
Hudson Pacific Properties, Inc.	16,179	538,275
Independence Realty Trust, Inc.	23,558	272,566
Industrial Logistics Properties Trust	33,847	704,695
Investors Real Estate Trust	1,741	102,144
Iron Mountain, Inc.	71,194	2,228,372
iStar, Inc.	10,263	127,466
Jernigan Capital, Inc.	5,356	109,798
Kimco Realty Corp.	102,599	1,896,030
Kite Realty Group Trust	19,278	291,676
Lamar Advertising Co. Class A	15,881	1,281,756
Lexington Realty Trust	67,598	636,097
Liberty Property Trust	18,429	922,187
Life Storage, Inc.	6,675	634,659
LTC Properties, Inc.	7,638	348,751
Macerich Co. (The)	31,715	1,062,135
Mack-Cali Realty Corp.	10,281	239,445
Medical Properties Trust, Inc.	77,662	1,354,425
Mid-America Apartment Communities, Inc.	14,828	1,746,145
Monmouth Real Estate Investment Corp.	17,189	232,911
National Health Investors, Inc.	7,747	604,498
National Retail Properties, Inc.	22,571	1,196,489
National Storage Affiliates Trust	8,793	254,469
New Senior Investment Group, Inc.	15,844	106,472
NexPoint Residential Trust, Inc.	3,065	126,891
NorthStar Realty Europe Corp.	7,651	125,706
Office Properties Income Trust	22,038	578,938
Omega Healthcare Investors, Inc.	53,450	1,964,288
One Liberty Properties, Inc.	5,006	144,974
Outfront Media, Inc.	37,611	969,988
Park Hotels & Resorts, Inc.	42,274	1,165,071
Pebblebrook Hotel Trust	11,247	316,940
Pennsylvania Real Estate Investment Trust(a)	23,286	151,359
Physicians Realty Trust	34,121	595,070
Piedmont Office Realty Trust, Inc. Class A	18,134	361,411
PotlatchDeltic Corp.	10,476	408,355
Preferred Apartment Communities, Inc. Class A	11,335	169,458
Prologis, Inc.	66,285	5,309,429
PS Business Parks, Inc.	3,024	509,635
Public Storage	24,350	5,799,440
QTS Realty Trust, Inc. Class A	6,437	297,261
Rayonier, Inc.	14,758	447,167
Realty Income Corp.	41,922	2,891,360
Regency Centers Corp.	20,529	1,370,105
Retail Opportunity Investments Corp.	18,745	321,102
Retail Properties of America, Inc. Class A	40,226	473,058
RLJ Lodging Trust	40,039	710,292
RPT Realty	14,947	181,008
Ryman Hospitality Properties, Inc.	8,892	721,052
Sabra Health Care REIT, Inc.	61,572	1,212,353
Safehold, Inc.	2,412	72,842
Saul Centers, Inc.	2,397	134,544
Senior Housing Properties Trust	101,199	836,916
Simon Property Group, Inc.	47,596	7,603,937
SITE Centers Corp.	41,166	545,038
SL Green Realty Corp.	11,681	938,802
Spirit Realty Capital, Inc.	17,445	744,204
STAG Industrial, Inc.	21,738	657,357
STORE Capital Corp.	32,775	1,087,802
Summit Hotel Properties, Inc.	27,172	311,663
Tanger Factory Outlet Centers, Inc.(a)	16,816	272,587
Taubman Centers, Inc.	9,781	399,358
UDR, Inc.	28,451	1,277,165
UMH Properties, Inc.	8,642	107,247
Uniti Group, Inc.	87,439	830,671
Universal Health Realty Income Trust	2,017	171,304
Urban Edge Properties	16,142	279,741
Urstadt Biddle Properties, Inc. Class A	4,939	103,719
Ventas, Inc.	64,008	4,374,947
VEREIT, Inc.	242,402	2,184,042
VICI Properties, Inc.	80,638	1,777,262
Vornado Realty Trust	23,840	1,528,144
W.P. Carey, Inc.	33,356	2,707,840
Washington Prime Group, Inc.(a)	73,493	280,743
Washington Real Estate Investment Trust	11,204	299,483
Weingarten Realty Investors	22,944	629,125
Welltower, Inc.	63,927	5,211,968
Weyerhaeuser Co.	150,794	3,971,914

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2019

Investments	Shares	Value
Whitestone REIT	12,548	$159,234
Xenia Hotels & Resorts, Inc.	23,335	486,535

Total Equity Real Estate Investment Trusts (REITs)		139,345,685

Food & Staples Retailing - 0.0%
SpartanNash Co.	4,883	56,985
Village Super Market, Inc. Class A	1,110	29,426

Total Food & Staples Retailing		86,411

Food Products - 2.3%
Archer-Daniels-Midland Co.	58,129	2,371,663
B&G Foods, Inc.(a)	14,867	309,234
Campbell Soup Co.	38,462	1,541,172
Flowers Foods, Inc.	29,092	676,971
General Mills, Inc.	111,117	5,835,865
J.M. Smucker Co. (The)	13,597	1,566,238
Kellogg Co.	45,863	2,456,881
Kraft Heinz Co. (The)	227,876	7,073,271

Total Food Products		21,831,295

Gas Utilities - 0.2%
National Fuel Gas Co.	9,550	503,763
Northwest Natural Holding Co.	3,136	217,952
South Jersey Industries, Inc.	12,053	406,548
Spire, Inc.	5,569	467,350

Total Gas Utilities		1,595,613

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	40,477	1,906,467
Owens & Minor, Inc.	8,713	27,881
Patterson Cos., Inc.	13,763	315,173

Total Health Care Providers & Services		2,249,521

Hotels, Restaurants & Leisure - 1.1%
Bluegreen Vacations Corp.(a)	2,509	29,330
Brinker International, Inc.	4,605	181,207
Dine Brands Global, Inc.	1,820	173,755
Las Vegas Sands Corp.	152,484	9,010,280
Six Flags Entertainment Corp.	15,465	768,301
Speedway Motorsports, Inc.	2,082	38,621
Wyndham Destinations, Inc.	14,690	644,891

Total Hotels, Restaurants & Leisure		10,846,385

Household Durables - 0.4%
Ethan Allen Interiors, Inc.	4,671	98,371
Leggett & Platt, Inc.	19,846	761,491
MDC Holdings, Inc.	10,097	330,980
Newell Brands, Inc.	69,598	1,073,201
Tupperware Brands Corp.	13,644	259,646
Whirlpool Corp.	9,323	1,327,222

Total Household Durables		3,850,911

Household Products - 3.6%
Kimberly-Clark Corp.	41,906	5,585,232
Procter & Gamble Co. (The)	262,053	28,734,112
Spectrum Brands Holdings, Inc.	7,385	397,091

Total Household Products		34,716,435

Independent Power & Renewable Electricity Producers - 0.3%
AES Corp.	77,792	1,303,794
Clearway Energy, Inc. Class A	9,965	161,234
Pattern Energy Group, Inc. Class A	28,928	667,947
TerraForm Power, Inc. Class A	50,374	720,348

Total Independent Power & Renewable Electricity Producers		2,853,323

Industrial Conglomerates - 2.3%
General Electric Co.	2,079,338	21,833,049

Insurance - 2.4%
CNA Financial Corp.	31,011	1,459,688
EMC Insurance Group, Inc.	4,933	177,736
Fidelity National Financial, Inc.	37,606	1,515,522
First American Financial Corp.	15,272	820,106
Mercury General Corp.	9,389	586,813
MetLife, Inc.	151,338	7,516,958
Old Republic International Corp.	39,802	890,769
Principal Financial Group, Inc.	49,985	2,895,131
Prudential Financial, Inc.	64,099	6,473,999
Safety Insurance Group, Inc.	2,118	201,485
Stewart Information Services Corp.	2,836	114,830

Total Insurance		22,653,037

Internet & Direct Marketing Retail - 0.0%
PetMed Express, Inc.(a)	4,176	65,438

IT Services - 2.9%
International Business Machines Corp.	168,677	23,260,558
Paychex, Inc.	43,455	3,575,912
Western Union Co. (The)	66,424	1,321,174

Total IT Services		28,157,644

Machinery - 0.4%
Briggs & Stratton Corp.	7,464	76,431
Cummins, Inc.	19,488	3,339,074
NN, Inc.	6,192	60,434

Total Machinery		3,475,939

Media - 0.4%
Entercom Communications Corp. Class A	28,913	167,695
Entravision Communications Corp. Class A	13,680	42,682
Gannett Co., Inc.	27,632	225,477
Interpublic Group of Cos., Inc. (The)	52,193	1,179,040
Meredith Corp.	6,092	335,425
National CineMedia, Inc.	10,101	66,263
New Media Investment Group, Inc.	13,813	130,395
Omnicom Group, Inc.	25,339	2,076,531

Total Media		4,223,508

Metals & Mining - 0.0%
Compass Minerals International, Inc.	7,867	432,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2019

Investments	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arlington Asset Investment Corp. Class A	15,205	$104,610

Multi-Utilities - 3.0%
Avista Corp.	8,061	359,521
Black Hills Corp.	6,677	521,941
CenterPoint Energy, Inc.	67,770	1,940,255
Consolidated Edison, Inc.	39,466	3,460,379
Dominion Energy, Inc.	101,482	7,846,588
DTE Energy Co.	20,733	2,651,336
MDU Resources Group, Inc.	22,025	568,245
NiSource, Inc.	37,961	1,093,277
NorthWestern Corp.	6,386	460,750
Public Service Enterprise Group, Inc.	58,138	3,419,677
Sempra Energy	29,410	4,042,110
Unitil Corp.	1,799	107,742
WEC Energy Group, Inc.	33,421	2,786,309

Total Multi-Utilities		29,258,130

Multiline Retail - 0.9%
Kohl’s Corp.	23,777	1,130,596
Macy’s, Inc.	51,491	1,104,997
Nordstrom, Inc.	18,539	590,652
Target Corp.	69,406	6,011,254

Total Multiline Retail		8,837,499

Oil, Gas & Consumable Fuels - 13.3%
Berry Petroleum Corp.	11,965	126,829
Chevron Corp.	266,548	33,169,233
CVR Energy, Inc.	30,510	1,525,195
Evolution Petroleum Corp.	10,912	78,021
Exxon Mobil Corp.	598,027	45,826,809
Kinder Morgan, Inc.	387,587	8,092,816
Marathon Petroleum Corp.	75,442	4,215,699
Murphy Oil Corp.	19,820	488,563
Occidental Petroleum Corp.	127,320	6,401,650
ONEOK, Inc.	83,023	5,712,813
PBF Energy, Inc. Class A	16,315	510,659
Phillips 66	60,350	5,645,139
SemGroup Corp. Class A	28,535	342,420
Targa Resources Corp.	70,391	2,763,551
Valero Energy Corp.	65,800	5,633,138
Williams Cos., Inc. (The)	249,253	6,989,054

Total Oil, Gas & Consumable Fuels		127,521,589

Paper & Forest Products - 0.1%
Domtar Corp.	10,452	465,428
PH Glatfelter Co.	6,815	115,037
Schweitzer-Mauduit International, Inc.	6,064	201,203

Total Paper & Forest Products		781,668

Personal Products - 0.3%
Coty, Inc. Class A	193,164	2,588,398
Natural Health Trends Corp.(a)	2,011	16,188

Total Personal Products		2,604,586

Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	178,022	8,073,298
Pfizer, Inc.	634,407	27,482,511

Total Pharmaceuticals		35,555,809

Professional Services - 0.0%
BG Staffing, Inc.	1,680	31,718
Resources Connection, Inc.	5,404	86,518

Total Professional Services		118,236

Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	22,731	467,577
Newmark Group, Inc. Class A	19,089	171,419

Total Real Estate Management & Development		638,996

Road & Rail - 0.1%
Ryder System, Inc.	8,594	501,030

Semiconductors & Semiconductor Equipment - 3.4%
Cypress Semiconductor Corp.	45,523	1,012,431
KLA-Tencor Corp.	17,815	2,105,733
Maxim Integrated Products, Inc.	34,500	2,063,790
NVE Corp.	1,091	75,966
QUALCOMM, Inc.	183,873	13,987,219
Texas Instruments, Inc.	111,381	12,782,084
Xperi Corp.	8,193	168,694

Total Semiconductors & Semiconductor Equipment		32,195,917

Software - 0.0%
American Software, Inc. Class A	2,530	33,270
TiVo Corp.	27,466	202,424

Total Software		235,694

Specialty Retail - 0.6%
Abercrombie & Fitch Co. Class A	10,858	174,162
Barnes & Noble, Inc.	25,898	173,258
Bed Bath & Beyond, Inc.(a)	28,029	325,697
Buckle, Inc. (The)(a)	10,475	181,322
Cato Corp. (The) Class A	8,483	104,510
Chico’s FAS, Inc.	28,875	97,309
Designer Brands, Inc. Class A	11,698	224,251
Gap, Inc. (The)	49,848	895,768
Guess?, Inc.	11,436	184,691
Haverty Furniture Cos., Inc.	2,864	48,774
L Brands, Inc.	76,347	1,992,657
Office Depot, Inc.	81,694	168,290
Penske Automotive Group, Inc.	11,842	560,127
Tailored Brands, Inc.(a)	7,479	43,154
Tile Shop Holdings, Inc.	11,278	45,112
Williams-Sonoma, Inc.	8,297	539,305

Total Specialty Retail		5,758,387

Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	166,046	2,482,388
HP, Inc.	163,851	3,406,462
Western Digital Corp.	53,259	2,532,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2019

Investments	Shares	Value
Xerox Corp.	31,586	$1,118,460

Total Technology Hardware, Storage & Peripherals		9,539,776

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	57,689	993,405
Tapestry, Inc.	40,488	1,284,684

Total Textiles, Apparel & Luxury Goods		2,278,089

Thrifts & Mortgage Finance - 0.4%
Dime Community Bancshares, Inc.	6,041	114,719
Federal Agricultural Mortgage Corp. Class C	1,116	81,088
New York Community Bancorp, Inc.	118,260	1,180,235
Northwest Bancshares, Inc.	15,702	276,512
Oritani Financial Corp.	11,955	212,082
Provident Financial Services, Inc.	9,097	220,602
Territorial Bancorp, Inc.	581	17,953
TFS Financial Corp.	63,467	1,146,849
TrustCo Bank Corp.	18,600	147,312
United Financial Bancorp, Inc.	6,675	94,651

Total Thrifts & Mortgage Finance		3,492,003

Tobacco - 4.6%
Altria Group, Inc.	404,076	19,132,998
Philip Morris International, Inc.	304,439	23,907,595
Universal Corp.	4,583	278,509
Vector Group Ltd.	74,332	724,737

Total Tobacco		44,043,839

Trading Companies & Distributors - 0.1%
H&E Equipment Services, Inc.	7,275	211,630
Watsco, Inc.	5,046	825,172

Total Trading Companies & Distributors		1,036,802

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	28,379	1,150,485

Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	2,182	32,817

TOTAL COMMON STOCKS (Cost: $910,719,014)		956,348,725

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $3,005,155)	33,313	3,237,021

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $1,531,302)(d)	1,531,302	1,531,302

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $915,255,471)		961,117,048
Other Assets less Liabilities - 0.0%		263,003

NET ASSETS - 100.0%		$961,380,051

(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,988,155 and the total market value of the collateral held by the Fund was $2,053,028. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $521,726.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 3.0%
Boeing Co. (The)	52,421	$19,081,768
General Dynamics Corp.	28,848	5,245,143
Harris Corp.	9,845	1,861,985
L3 Technologies, Inc.	6,036	1,479,846
Lockheed Martin Corp.	37,667	13,693,461
Northrop Grumman Corp.	14,109	4,558,759
Raytheon Co.	25,830	4,491,321
Textron, Inc.	1,771	93,934
United Technologies Corp.	89,336	11,631,547

Total Aerospace & Defense		62,137,764

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	12,546	1,058,255
Expeditors International of Washington, Inc.	4,041	306,550
FedEx Corp.	13,928	2,286,838
United Parcel Service, Inc. Class B	109,942	11,353,711

Total Air Freight & Logistics		15,005,354

Airlines - 0.3%
American Airlines Group, Inc.	24,361	794,412
Delta Air Lines, Inc.	69,400	3,938,450
Southwest Airlines Co.	34,283	1,740,891

Total Airlines		6,473,753

Automobiles - 1.1%
Ford Motor Co.	1,177,750	12,048,383
General Motors Co.	265,423	10,226,748

Total Automobiles		22,275,131

Banks - 9.0%
Bank of America Corp.	1,030,522	29,885,138
BB&T Corp.	120,516	5,920,951
Citigroup, Inc.	337,868	23,660,896
Citizens Financial Group, Inc.	77,847	2,752,670
Comerica, Inc.	26,683	1,938,253
Fifth Third Bancorp	89,226	2,489,405
First Republic Bank	1,433	139,933
Huntington Bancshares, Inc.	186,105	2,571,971
JPMorgan Chase & Co.	455,595	50,935,521
KeyCorp	173,076	3,072,099
M&T Bank Corp.	15,280	2,598,670
PNC Financial Services Group, Inc. (The)	61,651	8,463,449
Regions Financial Corp.	154,977	2,315,356
SunTrust Banks, Inc.	77,483	4,869,807
U.S. Bancorp	213,231	11,173,304
Wells Fargo & Co.	742,674	35,143,334

Total Banks		187,930,757

Beverages - 3.0%
Brown-Forman Corp. Class B	10,646	590,108
Coca-Cola Co. (The)	576,400	29,350,288
Constellation Brands, Inc. Class A	11,151	2,196,078
Keurig Dr Pepper, Inc.	121,794	3,519,846
Molson Coors Brewing Co. Class B	25,062	1,403,472
PepsiCo, Inc.	197,092	25,844,674

Total Beverages		62,904,466

Biotechnology - 2.4%
AbbVie, Inc.	319,332	23,221,823
Amgen, Inc.	75,504	13,913,877
Gilead Sciences, Inc.	194,107	13,113,869

Total Biotechnology		50,249,569

Capital Markets - 3.1%
Ameriprise Financial, Inc.	17,816	2,586,170
Bank of New York Mellon Corp. (The)	101,287	4,471,821
BlackRock, Inc.	20,979	9,845,445
Charles Schwab Corp. (The)	77,804	3,126,943
CME Group, Inc.	23,722	4,604,677
E*TRADE Financial Corp.	14,353	640,144
Franklin Resources, Inc.	70,173	2,442,020
Goldman Sachs Group, Inc. (The)	30,376	6,214,930
Intercontinental Exchange, Inc.	31,872	2,739,080
Moody’s Corp.	10,005	1,954,076
Morgan Stanley	226,191	9,909,428
MSCI, Inc.	5,798	1,384,504
Nasdaq, Inc.	13,952	1,341,764
Northern Trust Corp.	21,697	1,952,730
S&P Global, Inc.	13,914	3,169,470
State Street Corp.	50,464	2,829,012
T. Rowe Price Group, Inc.	27,275	2,992,340
TD Ameritrade Holding Corp.	57,405	2,865,658

Total Capital Markets		65,070,212

Chemicals - 1.1%
Air Products & Chemicals, Inc.	27,637	6,256,188
Celanese Corp.	14,040	1,513,512
DuPont de Nemours, Inc.	94,890	7,123,392
Ecolab, Inc.	14,119	2,787,656
International Flavors & Fragrances, Inc.(a)	11,155	1,618,479
Mosaic Co. (The)	7,570	189,477
PPG Industries, Inc.	21,458	2,504,363
Sherwin-Williams Co. (The)	3,579	1,640,220

Total Chemicals		23,633,287

Commercial Services & Supplies - 0.4%
Cintas Corp.	5,555	1,318,146
Republic Services, Inc.	30,340	2,628,657
Rollins, Inc.	5,164	185,233
Waste Management, Inc.	39,100	4,510,967

Total Commercial Services & Supplies		8,643,003

Communications Equipment - 1.6%
Cisco Systems, Inc.	555,451	30,399,833
Motorola Solutions, Inc.	14,033	2,339,722

Total Communications Equipment		32,739,555

Construction Materials - 0.0%
Vulcan Materials Co.	2,549	350,003

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2019

Investments	Shares	Value
Consumer Finance - 0.8%
American Express Co.	55,575	$6,860,178
Capital One Financial Corp.	43,474	3,944,831
Discover Financial Services	30,942	2,400,790
Synchrony Financial	114,308	3,963,058

Total Consumer Finance		17,168,857

Containers & Packaging - 0.2%
Ball Corp.	13,796	965,582
International Paper Co.	82,698	3,582,477

Total Containers & Packaging		4,548,059

Distributors - 0.1%
Genuine Parts Co.	14,342	1,485,544

Diversified Telecommunication Services - 5.6%
AT&T, Inc.	2,055,353	68,874,879
CenturyLink, Inc.	587,742	6,911,846
Verizon Communications, Inc.	745,651	42,599,042

Total Diversified Telecommunication Services		118,385,767

Electric Utilities - 3.4%
American Electric Power Co., Inc.	72,658	6,394,631
Avangrid, Inc.	47,195	2,383,348
Duke Energy Corp.	126,087	11,125,917
Edison International	51,515	3,472,626
Entergy Corp.	33,386	3,436,421
Evergy, Inc.	28,727	1,727,929
Eversource Energy	41,779	3,165,177
Exelon Corp.	124,581	5,972,413
FirstEnergy Corp.	74,723	3,198,892
NextEra Energy, Inc.	50,860	10,419,180
PPL Corp.	154,347	4,786,300
Southern Co. (The)	210,648	11,644,621
Xcel Energy, Inc.	66,133	3,934,252

Total Electric Utilities		71,661,707

Electrical Equipment - 0.4%
AMETEK, Inc.	7,478	679,301
Emerson Electric Co.	80,865	5,395,313
Rockwell Automation, Inc.	13,911	2,279,039

Total Electrical Equipment		8,353,653

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	15,720	1,508,177
CDW Corp.	4,196	465,756
Corning, Inc.	78,423	2,605,996

Total Electronic Equipment, Instruments & Components		4,579,929

Energy Equipment & Services - 0.1%
Halliburton Co.	94,740	2,154,388

Entertainment - 0.8%
Activision Blizzard, Inc.	27,031	1,275,863
Walt Disney Co. (The)	114,217	15,949,262

Total Entertainment		17,225,125

Equity Real Estate Investment Trusts (REITs) - 4.2%
Alexandria Real Estate Equities, Inc.	12,800	1,805,952
American Tower Corp.	36,829	7,529,689
AvalonBay Communities, Inc.	16,442	3,340,686
Boston Properties, Inc.	21,517	2,775,693
Crown Castle International Corp.	71,128	9,271,535
Digital Realty Trust, Inc.	32,648	3,845,608
Equinix, Inc.	8,553	4,313,192
Equity Residential	43,086	3,271,089
Essex Property Trust, Inc.	8,455	2,468,268
HCP, Inc.	108,694	3,476,034
Host Hotels & Resorts, Inc.	147,479	2,687,067
Prologis, Inc.	82,441	6,603,524
Public Storage	29,345	6,989,099
Realty Income Corp.	53,107	3,662,790
Simon Property Group, Inc.	55,649	8,890,484
Ventas, Inc.	71,165	4,864,128
Vornado Realty Trust	24,339	1,560,130
Welltower, Inc.	75,126	6,125,023
Weyerhaeuser Co.	178,509	4,701,927

Total Equity Real Estate Investment Trusts (REITs)		88,181,918

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	21,438	5,665,206
Kroger Co. (The)	51,509	1,118,260
Sysco Corp.	55,579	3,930,547
Walgreens Boots Alliance, Inc.	86,069	4,705,392
Walmart, Inc.	282,046	31,163,263

Total Food & Staples Retailing		46,582,668

Food Products - 1.9%
Archer-Daniels-Midland Co.	67,924	2,771,299
Conagra Brands, Inc.	65,086	1,726,081
General Mills, Inc.	126,999	6,669,988
Hershey Co. (The)	18,740	2,511,722
Hormel Foods Corp.	47,043	1,907,123
Kellogg Co.	56,624	3,033,348
Kraft Heinz Co. (The)	265,075	8,227,928
McCormick & Co., Inc. Non-Voting Shares	9,039	1,401,135
Mondelez International, Inc. Class A	151,930	8,189,027
Tyson Foods, Inc. Class A	33,762	2,725,944

Total Food Products		39,163,595

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	120,977	10,174,166
Baxter International, Inc.	26,950	2,207,205
Becton, Dickinson and Co.	14,148	3,565,437
Danaher Corp.	20,242	2,892,987
ResMed, Inc.	9,595	1,170,878
Stryker Corp.	19,126	3,931,923
Zimmer Biomet Holdings, Inc.	8,060	948,984

Total Health Care Equipment & Supplies		24,891,580

Health Care Providers & Services - 1.6%
AmerisourceBergen Corp.	18,854	1,607,492
Anthem, Inc.	12,673	3,576,447
Cardinal Health, Inc.	40,645	1,914,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2019

Investments	Shares	Value
Cigna Corp.	352	$55,458
CVS Health Corp.	147,920	8,060,161
HCA Healthcare, Inc.	13,123	1,773,836
Humana, Inc.	4,290	1,138,137
McKesson Corp.	11,951	1,606,095
UnitedHealth Group, Inc.	56,302	13,738,251

Total Health Care Providers & Services		33,470,256

Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc.	11,556	1,406,712
Hilton Worldwide Holdings, Inc.	12,953	1,266,026
Las Vegas Sands Corp.	178,097	10,523,752
Marriott International, Inc. Class A	22,191	3,113,175
McDonald’s Corp.	84,038	17,451,331
MGM Resorts International	47,925	1,369,217
Starbucks Corp.	119,209	9,993,291
Yum! Brands, Inc.	22,930	2,537,663

Total Hotels, Restaurants & Leisure		47,661,167

Household Durables - 0.1%
D.R. Horton, Inc.	24,017	1,035,853
Lennar Corp. Class A	4,354	210,995

Total Household Durables		1,246,848

Household Products - 2.4%
Church & Dwight Co., Inc.	13,685	999,826
Clorox Co. (The)	13,856	2,121,492
Colgate-Palmolive Co.	95,877	6,871,505
Kimberly-Clark Corp.	46,938	6,255,897
Procter & Gamble Co. (The)	316,679	34,723,852

Total Household Products		50,972,572

Industrial Conglomerates - 2.5%
3M Co.	68,882	11,940,006
General Electric Co.	2,494,967	26,197,153
Honeywell International, Inc.	77,040	13,450,414
Roper Technologies, Inc.	3,662	1,341,244

Total Industrial Conglomerates		52,928,817

Insurance - 2.7%
Aflac, Inc.	76,626	4,199,871
Allstate Corp. (The)	36,395	3,701,008
American International Group, Inc.	134,018	7,140,479
Arthur J. Gallagher & Co.	13,879	1,215,662
Cincinnati Financial Corp.	18,597	1,927,951
CNA Financial Corp.	33,708	1,586,636
Hartford Financial Services Group, Inc. (The)	48,761	2,716,963
Lincoln National Corp.	28,734	1,851,906
Loews Corp.	4,372	239,017
Marsh & McLennan Cos., Inc.	44,863	4,475,084
MetLife, Inc.	186,718	9,274,283
Principal Financial Group, Inc.	51,205	2,965,794
Progressive Corp. (The)	47,998	3,836,480
Prudential Financial, Inc.	77,264	7,803,664
Travelers Cos., Inc. (The)	29,649	4,433,118

Total Insurance		57,367,916

Internet & Direct Marketing Retail - 0.0%
Expedia Group, Inc.	6,656	885,448

IT Services - 3.0%
Automatic Data Processing, Inc.	45,031	7,444,975
Cognizant Technology Solutions Corp. Class A	31,917	2,023,219
DXC Technology Co.	13,489	743,918
Fidelity National Information Services, Inc.	18,421	2,259,888
Global Payments, Inc.	1,482	237,313
International Business Machines Corp.	204,119	28,148,010
MasterCard, Inc. Class A	23,210	6,139,741
Paychex, Inc.	52,364	4,309,034
Total System Services, Inc.	6,149	788,732
Visa, Inc. Class A	58,136	10,089,503

Total IT Services		62,184,333

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	14,512	1,083,611
Thermo Fisher Scientific, Inc.	5,737	1,684,842

Total Life Sciences Tools & Services		2,768,453

Machinery - 1.6%
Caterpillar, Inc.	69,569	9,481,559
Cummins, Inc.	23,801	4,078,063
Deere & Co.	25,538	4,231,902
Dover Corp.	17,801	1,783,660
Fortive Corp.	7,007	571,211
Illinois Tool Works, Inc.	44,494	6,710,140
PACCAR, Inc.	36,564	2,620,176
Parker-Hannifin Corp.	11,946	2,030,940
Stanley Black & Decker, Inc.	14,578	2,108,125
Xylem, Inc.	4,033	337,320

Total Machinery		33,953,096

Media - 1.0%
CBS Corp. Class B Non-Voting Shares	22,131	1,104,337
Comcast Corp. Class A	408,825	17,285,121
Fox Corp. Class A	12,525	458,916
Fox Corp. Class B	9,832	359,163
Omnicom Group, Inc.	25,259	2,069,975
Sirius XM Holdings, Inc.	151,015	842,664

Total Media		22,120,176

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	81,357	944,555
Newmont Goldcorp Corp.	36,664	1,410,464
Nucor Corp.	40,244	2,217,444

Total Metals & Mining		4,572,463

Multi-Utilities - 1.7%
Ameren Corp.	31,017	2,329,687
CenterPoint Energy, Inc.	84,044	2,406,180
CMS Energy Corp.	33,728	1,953,188
Consolidated Edison, Inc.	48,171	4,223,633
Dominion Energy, Inc.	120,996	9,355,411
DTE Energy Co.	25,291	3,234,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2019

Investments	Shares	Value
Public Service Enterprise Group, Inc.	72,970	$4,292,095
Sempra Energy	36,192	4,974,229
WEC Energy Group, Inc.	42,463	3,540,140

Total Multi-Utilities		36,308,776

Multiline Retail - 0.4%
Dollar General Corp.	13,382	1,808,711
Target Corp.	85,131	7,373,196

Total Multiline Retail		9,181,907

Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	48,092	3,393,372
Apache Corp.	47,188	1,367,036
Chevron Corp.	321,293	39,981,701
ConocoPhillips	87,435	5,333,535
Devon Energy Corp.	31,708	904,312
EOG Resources, Inc.	23,771	2,214,506
Exxon Mobil Corp.	784,496	60,115,929
Hess Corp.	17,946	1,140,827
Kinder Morgan, Inc.	475,659	9,931,760
Marathon Oil Corp.	24,863	353,303
Marathon Petroleum Corp.	93,582	5,229,362
Occidental Petroleum Corp.	148,774	7,480,357
ONEOK, Inc.	103,109	7,094,930
Phillips 66	74,419	6,961,153
Pioneer Natural Resources Co.	3,067	471,889
Valero Energy Corp.	81,442	6,972,250
Williams Cos., Inc. (The)	295,644	8,289,858

Total Oil, Gas & Consumable Fuels		167,236,080

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	12,711	2,327,511

Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	216,680	9,826,438
Eli Lilly & Co.	92,360	10,232,564
Johnson & Johnson	309,106	43,052,284
Merck & Co., Inc.	320,891	26,906,710
Pfizer, Inc.	768,243	33,280,287
Zoetis, Inc.	12,243	1,389,458

Total Pharmaceuticals		124,687,741

Road & Rail - 1.0%
CSX Corp.	51,052	3,949,893
Norfolk Southern Corp.	24,952	4,973,682
Union Pacific Corp.	72,877	12,324,230

Total Road & Rail		21,247,805

Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	36,753	4,148,311
Applied Materials, Inc.	91,138	4,093,008
Broadcom, Inc.	48,465	13,951,135
Intel Corp.	490,773	23,493,304
KLA-Tencor Corp.	21,302	2,517,897
Lam Research Corp.	21,530	4,044,195
Maxim Integrated Products, Inc.	44,612	2,668,690
Microchip Technology, Inc.(a)	22,581	1,957,773
NVIDIA Corp.	12,631	2,074,389
QUALCOMM, Inc.	215,633	16,403,202
Skyworks Solutions, Inc.	14,594	1,127,678
Texas Instruments, Inc.	135,475	15,547,111
Xilinx, Inc.	19,595	2,310,642

Total Semiconductors & Semiconductor Equipment		94,337,335

Software - 4.6%
Citrix Systems, Inc.	9,075	890,621
Intuit, Inc.	11,268	2,944,667
Microsoft Corp.	572,594	76,704,692
Oracle Corp.	262,391	14,948,415
Symantec Corp.	19,841	431,740

Total Software		95,920,135

Specialty Retail - 2.0%
Best Buy Co., Inc.	41,065	2,863,462
Home Depot, Inc. (The)	117,004	24,333,322
Lowe’s Cos., Inc.	72,752	7,341,404
Ross Stores, Inc.	18,322	1,816,077
TJX Cos., Inc. (The)	94,993	5,023,230

Total Specialty Retail		41,377,495

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	355,429	70,346,508
Hewlett Packard Enterprise Co.	187,866	2,808,597
HP, Inc.	204,617	4,253,987
NetApp, Inc.	30,975	1,911,157
Western Digital Corp.	56,422	2,682,866

Total Technology Hardware, Storage & Peripherals		82,003,115

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	68,380	5,740,501
VF Corp.	47,323	4,133,664

Total Textiles, Apparel & Luxury Goods		9,874,165

Tobacco - 2.5%
Altria Group, Inc.	486,608	23,040,889
Philip Morris International, Inc.	367,680	28,873,910

Total Tobacco		51,914,799

Trading Companies & Distributors - 0.2%
Fastenal Co.	73,625	2,399,439
W.W. Grainger, Inc.	3,265	875,771

Total Trading Companies & Distributors		3,275,210

Water Utilities - 0.1%
American Water Works Co., Inc.	16,119	1,869,804

TOTAL COMMON STOCKS (Cost: $1,691,498,310)		2,093,489,067

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. Total Dividend Fund(a)(b) (Cost: $1,575,000)	16,843	1,636,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $1,585,022)(d)	1,585,022	$1,585,022

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,694,658,332)		2,096,710,721
Other Assets less Liabilities - 0.1%		1,523,168

NET ASSETS - 100.0%		$2,098,233,889

(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,295,358 and the total market value of the collateral held by the Fund was $3,370,674. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,785,652.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 2.9%
Arconic, Inc.	6,265	$161,762
Boeing Co. (The)	5,164	1,879,748
General Dynamics Corp.	3,585	651,825
Harris Corp.	988	186,860
HEICO Corp.	509	68,109
Huntington Ingalls Industries, Inc.	740	166,308
L3 Technologies, Inc.	765	187,555
Lockheed Martin Corp.	3,299	1,199,318
Northrop Grumman Corp.	2,175	702,764
Raytheon Co.	2,965	515,554
Spirit AeroSystems Holdings, Inc. Class A	1,478	120,265
Teledyne Technologies, Inc.*	270	73,945
Textron, Inc.	4,265	226,216
TransDigm Group, Inc.*	436	210,937
United Technologies Corp.	9,211	1,199,272

Total Aerospace & Defense		7,550,438

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,365	115,138
Expeditors International of Washington, Inc.	1,555	117,962
FedEx Corp.	3,514	576,964
United Parcel Service, Inc. Class B	9,928	1,025,264
XPO Logistics, Inc.*	1,123	64,921

Total Air Freight & Logistics		1,900,249

Airlines - 0.7%
Alaska Air Group, Inc.	1,574	100,594
American Airlines Group, Inc.	8,291	270,370
Delta Air Lines, Inc.	12,722	721,973
Southwest Airlines Co.	8,683	440,923
United Continental Holdings, Inc.*	4,432	388,022

Total Airlines		1,921,882

Auto Components - 0.2%
BorgWarner, Inc.	4,265	179,045
Lear Corp.	1,758	244,836

Total Auto Components		423,881

Automobiles - 1.2%
Ford Motor Co.	137,498	1,406,605
General Motors Co.	44,412	1,711,194

Total Automobiles		3,117,799

Banks - 9.7%
Bank of America Corp.	186,482	5,407,978
BB&T Corp.	11,940	586,612
Citigroup, Inc.	55,763	3,905,083
Citizens Financial Group, Inc.	9,918	350,700
Comerica, Inc.	3,052	221,697
Fifth Third Bancorp	15,503	432,534
First Republic Bank	1,722	168,153
Huntington Bancshares, Inc.	19,837	274,147
JPMorgan Chase & Co.	56,137	6,276,117
KeyCorp	20,905	371,064
M&T Bank Corp.	2,037	346,433
PNC Financial Services Group, Inc. (The)	7,379	1,012,989
Regions Financial Corp.	20,973	313,337
SunTrust Banks, Inc.	9,005	565,964
SVB Financial Group*	857	192,474
U.S. Bancorp	24,586	1,288,306
Wells Fargo & Co.	70,674	3,344,294
Zions Bancorp NA	3,513	161,528

Total Banks		25,219,410

Beverages - 1.6%
Brown-Forman Corp. Class B	3,090	171,279
Coca-Cola Co. (The)	25,804	1,313,940
Constellation Brands, Inc. Class A	3,090	608,544
Molson Coors Brewing Co. Class B	3,664	205,184
Monster Beverage Corp.*	3,512	224,171
PepsiCo, Inc.	12,611	1,653,680

Total Beverages		4,176,798

Biotechnology - 2.4%
AbbVie, Inc.	16,605	1,207,516
Alexion Pharmaceuticals, Inc.*	340	44,533
Amgen, Inc.	8,197	1,510,543
Biogen, Inc.*	2,615	611,570
Celgene Corp.*	11,631	1,075,170
Gilead Sciences, Inc.	20,450	1,381,602
Regeneron Pharmaceuticals, Inc.*	1,056	330,528
Vertex Pharmaceuticals, Inc.*	693	127,082

Total Biotechnology		6,288,544

Building Products - 0.1%
A.O. Smith Corp.	1,866	88,001
Lennox International, Inc.	334	91,850
Masco Corp.	3,777	148,209

Total Building Products		328,060

Capital Markets - 4.4%
Ameriprise Financial, Inc.	3,458	501,963
Bank of New York Mellon Corp. (The)	13,809	609,667
BlackRock, Inc.	2,187	1,026,359
CBOE Global Markets, Inc.	625	64,769
Charles Schwab Corp. (The)	13,969	561,414
CME Group, Inc.	1,935	375,603
E*TRADE Financial Corp.	3,938	175,635
FactSet Research Systems, Inc.	265	75,938
Franklin Resources, Inc.	10,192	354,681
Goldman Sachs Group, Inc. (The)	10,703	2,189,834
Interactive Brokers Group, Inc. Class A	1,063	57,615
Intercontinental Exchange, Inc.	4,488	385,699
KKR & Co., Inc. Class A	16,611	419,760
MarketAxess Holdings, Inc.	134	43,070
Moody’s Corp.	1,661	324,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2019

Investments	Shares	Value
Morgan Stanley	40,390	$1,769,486
MSCI, Inc.	607	144,945
Nasdaq, Inc.	1,564	150,410
Northern Trust Corp.	2,961	266,490
Raymond James Financial, Inc.	2,393	202,328
S&P Global, Inc.	2,181	496,810
SEI Investments Co.	1,838	103,112
State Street Corp.	7,745	434,185
T. Rowe Price Group, Inc.	3,908	428,747
TD Ameritrade Holding Corp.	5,389	269,019

Total Capital Markets		11,431,949

Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,949	441,195
Albemarle Corp.	1,581	111,318
Celanese Corp.	2,962	319,304
CF Industries Holdings, Inc.	787	36,761
Corteva, Inc.*	1,344	39,742
Dow, Inc.*	1,346	66,371
DuPont de Nemours, Inc.	1,344	100,894
Eastman Chemical Co.	3,167	246,488
Ecolab, Inc.	1,818	358,946
FMC Corp.	1,396	115,798
International Flavors & Fragrances, Inc.	598	86,764
Livent Corp.*	1,301	9,003
PPG Industries, Inc.	2,548	297,377
RPM International, Inc.	887	54,205
Sherwin-Williams Co. (The)	676	309,804
Westlake Chemical Corp.	3,190	221,577

Total Chemicals		2,815,547

Commercial Services & Supplies - 0.4%
Cintas Corp.	748	177,493
Copart, Inc.*	1,759	131,467
Republic Services, Inc.	2,400	207,936
Rollins, Inc.	1,239	44,443
Waste Management, Inc.	3,716	428,715

Total Commercial Services & Supplies		990,054

Communications Equipment - 1.2%
Arista Networks, Inc.*	540	140,195
Cisco Systems, Inc.	47,264	2,586,759
F5 Networks, Inc.*	560	81,553
Juniper Networks, Inc.	2,963	78,905
Motorola Solutions, Inc.	1,248	208,079
Ubiquiti Networks, Inc.	591	77,716

Total Communications Equipment		3,173,207

Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	826	69,706

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	507	116,666
Vulcan Materials Co.	774	106,278

Total Construction Materials		222,944

Consumer Finance - 1.6%
Ally Financial, Inc.	10,595	328,339
American Express Co.	11,099	1,370,061
Capital One Financial Corp.	13,156	1,193,775
Discover Financial Services	7,759	602,021
Synchrony Financial	20,039	694,752

Total Consumer Finance		4,188,948

Containers & Packaging - 0.3%
Avery Dennison Corp.	971	112,325
Ball Corp.	2,095	146,629
International Paper Co.	6,636	287,471
Packaging Corp. of America	1,312	125,060
WestRock Co.	3,361	122,576

Total Containers & Packaging		794,061

Distributors - 0.1%
Genuine Parts Co.	1,523	157,752
LKQ Corp.*	4,029	107,212

Total Distributors		264,964

Diversified Consumer Services - 0.0%
Service Corp. International	1,422	66,521

Diversified Financial Services - 2.6%
Berkshire Hathaway, Inc. Class B*	31,962	6,813,340

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	88,352	2,960,675
CenturyLink, Inc.	6,127	72,054
Verizon Communications, Inc.	51,649	2,950,707

Total Diversified Telecommunication Services		5,983,436

Electric Utilities - 1.8%
Alliant Energy Corp.	2,124	104,246
American Electric Power Co., Inc.	4,540	399,565
Avangrid, Inc.	327	16,514
Duke Energy Corp.	6,538	576,913
Edison International	2,862	192,927
Entergy Corp.	2,057	211,727
Evergy, Inc.	1,713	103,037
Eversource Energy	2,839	215,083
Exelon Corp.	9,825	471,011
NextEra Energy, Inc.	6,347	1,300,246
Pinnacle West Capital Corp.	1,093	102,840
PPL Corp.	11,091	343,932
Southern Co. (The)	8,793	486,077
Xcel Energy, Inc.	4,512	268,419

Total Electric Utilities		4,792,537

Electrical Equipment - 0.3%
AMETEK, Inc.	1,896	172,233
Emerson Electric Co.	6,320	421,670
Rockwell Automation, Inc.	1,270	208,064

Total Electrical Equipment		801,967

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	2,679	257,023
CDW Corp.	1,315	145,965
Corning, Inc.	7,460	247,896
Keysight Technologies, Inc.*	209	18,770
Trimble, Inc.*	1,352	60,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2019

Investments	Shares	Value
Zebra Technologies Corp. Class A*	417	$87,357

Total Electronic Equipment, Instruments & Components		818,000

Energy Equipment & Services - 0.1%
Halliburton Co.	6,111	138,964

Entertainment - 1.6%
Activision Blizzard, Inc.	5,170	244,024
Electronic Arts, Inc.*	2,799	283,427
Netflix, Inc.*	886	325,446
Take-Two Interactive Software, Inc.*	355	40,303
Viacom, Inc. Class B	10,198	304,614
Walt Disney Co. (The)	20,356	2,842,512

Total Entertainment		4,040,326

Equity Real Estate Investment Trusts (REITs) - 1.4%
Alexandria Real Estate Equities, Inc.	640	90,298
American Tower Corp.	1,312	268,238
AvalonBay Communities, Inc.	834	169,452
Boston Properties, Inc.	808	104,232
Camden Property Trust	436	45,514
Crown Castle International Corp.	777	101,282
Digital Realty Trust, Inc.	448	52,770
Duke Realty Corp.	2,466	77,950
Equinix, Inc.	152	76,652
Equity LifeStyle Properties, Inc.	382	46,352
Equity Residential	1,817	137,947
Essex Property Trust, Inc.	283	82,616
Extra Space Storage, Inc.	976	103,554
Federal Realty Investment Trust	347	44,680
HCP, Inc.	1,356	43,365
Host Hotels & Resorts, Inc.	9,157	166,840
Iron Mountain, Inc.	1,387	43,413
Mid-America Apartment Communities, Inc.	511	60,175
Prologis, Inc.	3,936	315,273
Public Storage	1,214	289,138
Realty Income Corp.	996	68,694
Regency Centers Corp.	719	47,986
SBA Communications Corp.*	44	9,893
Simon Property Group, Inc.	2,376	379,590
SL Green Realty Corp.	648	52,080
Sun Communities, Inc.	157	20,126
UDR, Inc.	899	40,356
Ventas, Inc.	2,148	146,816
VICI Properties, Inc.	3,349	73,812
Vornado Realty Trust	986	63,203
W.P. Carey, Inc.	750	60,885
Welltower, Inc.	1,507	122,866
Weyerhaeuser Co.	8,649	227,815

Total Equity Real Estate Investment Trusts (REITs)		3,633,863

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	2,873	759,219
Kroger Co. (The)	18,779	407,692
Sysco Corp.	4,570	323,190
Walgreens Boots Alliance, Inc.	12,171	665,389
Walmart, Inc.	9,503	1,049,987

Total Food & Staples Retailing		3,205,477

Food Products - 1.5%
Archer-Daniels-Midland Co.	8,158	332,846
Campbell Soup Co.	951	38,107
Conagra Brands, Inc.	4,960	131,539
General Mills, Inc.	8,112	426,042
Hershey Co. (The)	1,825	244,605
Hormel Foods Corp.	4,066	164,836
J.M. Smucker Co. (The)	1,274	146,752
Kellogg Co.	5,538	296,671
Kraft Heinz Co. (The)	15,407	478,233
Lamb Weston Holdings, Inc.	1,057	66,971
McCormick & Co., Inc. Non-Voting Shares	751	116,412
Mondelez International, Inc. Class A	14,894	802,787
Tyson Foods, Inc. Class A	6,931	559,609

Total Food Products		3,805,410

Gas Utilities - 0.1%
Atmos Energy Corp.	883	93,209
UGI Corp.	1,829	97,687

Total Gas Utilities		190,896

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	6,190	520,579
ABIOMED, Inc.*	120	31,259
Align Technology, Inc.*	334	91,416
Baxter International, Inc.	3,631	297,379
Becton, Dickinson and Co.	657	165,571
Boston Scientific Corp.*	6,940	298,281
Cooper Cos., Inc. (The)	261	87,928
Danaher Corp.	5,193	742,184
DexCom, Inc.*	42	6,293
Edwards Lifesciences Corp.*	1,211	223,720
IDEXX Laboratories, Inc.*	382	105,176
Intuitive Surgical, Inc.*	445	233,425
ResMed, Inc.	810	98,844
Stryker Corp.	2,468	507,371
Teleflex, Inc.	146	48,348
Varian Medical Systems, Inc.*	592	80,589
West Pharmaceutical Services, Inc.	333	41,675
Zimmer Biomet Holdings, Inc.	1,373	161,657

Total Health Care Equipment & Supplies		3,741,695

Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	2,606	222,188
Anthem, Inc.	2,361	666,298
Cardinal Health, Inc.	3,040	143,184
Centene Corp.*	2,305	120,874
Cigna Corp.	2,825	445,079
Covetrus, Inc.*	529	12,939
CVS Health Corp.	14,546	792,612
DaVita, Inc.*	1,257	70,719
HCA Healthcare, Inc.	5,173	699,234
Henry Schein, Inc.*	1,350	94,365
Humana, Inc.	1,008	267,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2019

Investments	Shares	Value
Laboratory Corp. of America Holdings*	1,289	$222,868
McKesson Corp.	2,619	351,967
Molina Healthcare, Inc.*	412	58,974
Quest Diagnostics, Inc.	1,606	163,507
UnitedHealth Group, Inc.	8,144	1,987,218
Universal Health Services, Inc. Class B	1,385	180,590
WellCare Health Plans, Inc.*	320	91,222

Total Health Care Providers & Services		6,591,260

Health Care Technology - 0.1%
Cerner Corp.	2,346	171,962
Veeva Systems, Inc. Class A*	309	50,092

Total Health Care Technology		222,054

Hotels, Restaurants & Leisure - 1.8%
Aramark	2,030	73,202
Chipotle Mexican Grill, Inc.*	90	65,959
Darden Restaurants, Inc.	1,071	130,373
Domino’s Pizza, Inc.	275	76,527
Hilton Worldwide Holdings, Inc.	1,882	183,947
Las Vegas Sands Corp.	8,981	530,687
Marriott International, Inc. Class A	4,030	565,369
McDonald’s Corp.	6,217	1,291,022
MGM Resorts International	2,282	65,197
Starbucks Corp.	13,576	1,138,076
Vail Resorts, Inc.	260	58,027
Wynn Resorts Ltd.	950	117,790
Yum! Brands, Inc.	4,220	467,027

Total Hotels, Restaurants & Leisure		4,763,203

Household Durables - 0.5%
D.R. Horton, Inc.	8,576	369,883
Lennar Corp. Class A	6,070	294,152
Mohawk Industries, Inc.*	1,456	214,716
NVR, Inc.*	61	205,585
Whirlpool Corp.	1,104	157,166

Total Household Durables		1,241,502

Household Products - 1.3%
Church & Dwight Co., Inc.	1,570	114,704
Clorox Co. (The)	921	141,014
Colgate-Palmolive Co.	7,126	510,720
Kimberly-Clark Corp.	2,663	354,925
Procter & Gamble Co. (The)	20,489	2,246,619

Total Household Products		3,367,982

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	11,014	184,595
Vistra Energy Corp.	319	7,222

Total Independent Power & Renewable Electricity Producers		191,817

Industrial Conglomerates - 1.1%
3M Co.	5,985	1,037,440
Honeywell International, Inc.	9,676	1,689,333
Roper Technologies, Inc.	649	237,702

Total Industrial Conglomerates		2,964,475

Insurance - 3.3%
Aflac, Inc.	12,935	708,967
Alleghany Corp.*	281	191,392
Allstate Corp. (The)	7,690	781,996
American Financial Group, Inc.	1,557	159,546
American International Group, Inc.	3,339	177,902
Arthur J. Gallagher & Co.	1,742	152,582
Brown & Brown, Inc.	2,144	71,824
Cincinnati Financial Corp.	2,064	213,975
CNA Financial Corp.	5,094	239,775
Fidelity National Financial, Inc.	4,320	174,096
Hartford Financial Services Group, Inc. (The)	7,413	413,052
Lincoln National Corp.	5,765	371,554
Loews Corp.	4,433	242,352
Markel Corp.*	128	139,469
Marsh & McLennan Cos., Inc.	4,508	449,673
MetLife, Inc.	17,887	888,447
Principal Financial Group, Inc.	6,931	401,443
Progressive Corp. (The)	8,602	687,558
Prudential Financial, Inc.	9,085	917,585
Reinsurance Group of America, Inc.	986	153,846
Torchmark Corp.	1,659	148,414
Travelers Cos., Inc. (The)	4,028	602,267
W.R. Berkley Corp.	2,487	163,968

Total Insurance		8,451,683

Interactive Media & Services - 4.4%
Alphabet, Inc. Class A*	5,158	5,585,082
Facebook, Inc. Class A*	28,645	5,528,485
IAC/InterActiveCorp*	565	122,905
Match Group, Inc.(a)	1,891	127,208
TripAdvisor, Inc.*	262	12,128
Twitter, Inc.*	1,586	55,351

Total Interactive Media & Services		11,431,159

Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc.*	965	1,827,353
Booking Holdings, Inc.*	437	819,248
eBay, Inc.	15,115	597,042
Expedia Group, Inc.	690	91,791
Qurate Retail, Inc.*	7,813	96,803

Total Internet & Direct Marketing Retail		3,432,237

IT Services - 4.0%
Akamai Technologies, Inc.*	768	61,548
Alliance Data Systems Corp.	946	132,563
Automatic Data Processing, Inc.	2,420	400,099
Broadridge Financial Solutions, Inc.	970	123,850
Cognizant Technology Solutions Corp. Class A	5,715	362,274
DXC Technology Co.	4,244	234,057
Fidelity National Information Services, Inc.	1,384	169,789
First Data Corp. Class A*	11,158	302,047
Fiserv, Inc.*	2,943	268,284
FleetCor Technologies, Inc.*	731	205,301

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2019

Investments	Shares	Value
Gartner, Inc.*	105	$16,899
Global Payments, Inc.	824	131,947
GoDaddy, Inc. Class A*	103	7,225
International Business Machines Corp.	17,834	2,459,309
Jack Henry & Associates, Inc.	455	60,934
Leidos Holdings, Inc.	1,386	110,672
MasterCard, Inc. Class A	6,163	1,630,298
Paychex, Inc.	2,681	220,619
PayPal Holdings, Inc.*	5,077	581,113
Total System Services, Inc.	1,248	160,081
VeriSign, Inc.*	633	132,398
Visa, Inc. Class A	14,370	2,493,913
Western Union Co. (The)	8,630	171,651
Worldpay, Inc. Class A*	514	62,991

Total IT Services		10,499,862

Leisure Products - 0.1%
Hasbro, Inc.	1,269	134,108

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	2,370	176,968
Bio-Rad Laboratories, Inc. Class A*	913	285,394
Illumina, Inc.*	494	181,866
IQVIA Holdings, Inc.*	443	71,279
Mettler-Toledo International, Inc.*	158	132,720
PerkinElmer, Inc.	541	52,120
Thermo Fisher Scientific, Inc.	2,301	675,758
Waters Corp.*	628	135,171

Total Life Sciences Tools & Services		1,711,276

Machinery - 1.8%
Caterpillar, Inc.	8,884	1,210,800
Cummins, Inc.	2,984	511,278
Deere & Co.	3,952	654,886
Dover Corp.	1,758	176,152
Fortive Corp.	2,888	235,430
IDEX Corp.	584	100,530
Illinois Tool Works, Inc.	3,728	562,220
PACCAR, Inc.	6,815	488,363
Parker-Hannifin Corp.	1,710	290,717
Snap-on, Inc.	827	136,984
Stanley Black & Decker, Inc.	1,724	249,308
Wabtec Corp.	736	52,815
Xylem, Inc.	1,232	103,044

Total Machinery		4,772,527

Media - 1.9%
CBS Corp. Class B Non-Voting Shares	5,982	298,502
Charter Communications, Inc. Class A*	716	282,949
Comcast Corp. Class A	60,297	2,549,357
Discovery, Inc. Class A*	4,912	150,798
DISH Network Corp. Class A*	8,944	343,539
Fox Corp. Class A	4,052	148,465
Interpublic Group of Cos., Inc. (The)	4,983	112,566
Liberty Broadband Corp. Class C*	3,883	404,686
Liberty Media Corp - Liberty SiriusXM Series C*	1,904	72,314
Omnicom Group, Inc.	3,303	270,681
Sirius XM Holdings, Inc.	34,015	189,804

Total Media		4,823,661

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	49,489	574,567
Newmont Goldcorp Corp.	2,214	85,173
Nucor Corp.	6,413	353,356
Steel Dynamics, Inc.	6,359	192,042

Total Metals & Mining		1,205,138

Multi-Utilities - 0.8%
Ameren Corp.	2,363	177,485
CenterPoint Energy, Inc.	2,828	80,966
CMS Energy Corp.	2,518	145,817
Consolidated Edison, Inc.	3,030	265,670
Dominion Energy, Inc.	5,689	439,874
DTE Energy Co.	1,852	236,834
NiSource, Inc.	525	15,120
Public Service Enterprise Group, Inc.	4,842	284,806
Sempra Energy	807	110,914
WEC Energy Group, Inc.	2,775	231,352

Total Multi-Utilities		1,988,838

Multiline Retail - 0.6%
Dollar General Corp.	2,573	347,767
Dollar Tree, Inc.*	2,499	268,368
Kohl’s Corp.	2,630	125,056
Macy’s, Inc.	6,810	146,142
Nordstrom, Inc.	1,948	62,063
Target Corp.	8,098	701,368

Total Multiline Retail		1,650,764

Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	1,075	75,852
Apache Corp.	9,627	278,894
Cheniere Energy, Inc.*	1,618	110,752
Chevron Corp.	20,243	2,519,039
Concho Resources, Inc.	1,003	103,490
ConocoPhillips	15,482	944,402
Continental Resources, Inc.*	3,723	156,701
Diamondback Energy, Inc.	1,257	136,975
EOG Resources, Inc.	5,172	481,824
Exxon Mobil Corp.	43,300	3,318,079
HollyFrontier Corp.	3,994	184,842
Kinder Morgan, Inc.	15,562	324,935
Marathon Oil Corp.	9,229	131,144
Marathon Petroleum Corp.	7,396	413,288
Noble Energy, Inc.	7,104	159,130
Occidental Petroleum Corp.	9,664	485,906
ONEOK, Inc.	3,278	225,559
Phillips 66	8,253	771,986
Pioneer Natural Resources Co.	926	142,474
Valero Energy Corp.	6,906	591,223
Williams Cos., Inc. (The)	2,453	68,782

Total Oil, Gas & Consumable Fuels		11,625,277

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2019

Investments	Shares	Value
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The) Class A	2,250	$411,998

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	15,605	707,687
Eli Lilly & Co.	3,990	442,052
Johnson & Johnson	22,728	3,165,556
Merck & Co., Inc.	14,562	1,221,024
Pfizer, Inc.	54,976	2,381,560
Zoetis, Inc.	2,834	321,630

Total Pharmaceuticals		8,239,509

Professional Services - 0.1%
CoStar Group, Inc.*	116	64,271
Equifax, Inc.	769	103,999
TransUnion	811	59,617
Verisk Analytics, Inc.	960	140,602

Total Professional Services		368,489

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	4,460	228,798

Road & Rail - 1.1%
CSX Corp.	8,876	686,736
JB Hunt Transport Services, Inc.	1,057	96,620
Kansas City Southern	1,145	139,484
Norfolk Southern Corp.	3,260	649,816
Old Dominion Freight Line, Inc.	800	119,408
Union Pacific Corp.	7,663	1,295,890

Total Road & Rail		2,987,954

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc.*	3,109	94,420
Analog Devices, Inc.	3,349	378,002
Applied Materials, Inc.	25,295	1,135,998
Broadcom, Inc.	3,310	952,817
Intel Corp.	80,400	3,848,748
KLA-Tencor Corp.	2,861	338,170
Lam Research Corp.	4,083	766,951
Maxim Integrated Products, Inc.	2,657	158,942
Microchip Technology, Inc.(a)	1,356	117,565
Micron Technology, Inc.*	77,319	2,983,740
NVIDIA Corp.	5,899	968,793
ON Semiconductor Corp.*	5,690	114,995
Qorvo, Inc.*	131	8,726
Skyworks Solutions, Inc.	3,144	242,937
Texas Instruments, Inc.	10,865	1,246,867
Xilinx, Inc.	1,728	203,766

Total Semiconductors & Semiconductor Equipment		13,561,437

Software - 4.8%
Adobe, Inc.*	2,063	607,863
ANSYS, Inc.*	444	90,940
Cadence Design Systems, Inc.*	1,456	103,099
Citrix Systems, Inc.	955	93,724
Fortinet, Inc.*	443	34,036
Intuit, Inc.	1,236	323,004
Microsoft Corp.	58,046	7,775,842
Oracle Corp.	43,534	2,480,132
PTC, Inc.*	66	5,924
Red Hat, Inc.*	473	88,811
salesforce.com, Inc.*	1,089	165,234
SS&C Technologies Holdings, Inc.	568	32,722
Symantec Corp.	4,410	95,962
Synopsys, Inc.*	696	89,568
VMware, Inc. Class A	3,063	512,164

Total Software		12,499,025

Specialty Retail - 2.4%
Advance Auto Parts, Inc.	454	69,980
AutoZone, Inc.*	281	308,951
Best Buy Co., Inc.	4,699	327,661
Burlington Stores, Inc.*	402	68,400
CarMax, Inc.*	2,364	205,266
Gap, Inc. (The)	6,736	121,046
Home Depot, Inc. (The)	11,756	2,444,895
L Brands, Inc.	4,249	110,899
Lowe’s Cos., Inc.	7,484	755,211
O’Reilly Automotive, Inc.*	688	254,092
Ross Stores, Inc.	3,632	360,004
Tiffany & Co.	1,311	122,762
TJX Cos., Inc. (The)	12,826	678,239
Tractor Supply Co.	1,106	120,333
Ulta Salon Cosmetics & Fragrance, Inc.*	461	159,916

Total Specialty Retail		6,107,655

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	69,702	13,795,420
HP, Inc.	32,025	665,800
NetApp, Inc.	3,508	216,443
Western Digital Corp.	10,253	487,530

Total Technology Hardware, Storage & Peripherals		15,165,193

Textiles, Apparel & Luxury Goods - 0.6%
Kontoor Brands, Inc.*	558	15,635
NIKE, Inc. Class B	10,688	897,258
PVH Corp.	1,327	125,587
Ralph Lauren Corp.	818	92,917
Tapestry, Inc.	3,816	121,082
VF Corp.	3,918	342,237

Total Textiles, Apparel & Luxury Goods		1,594,716

Tobacco - 1.1%
Altria Group, Inc.	26,680	1,263,298
Philip Morris International, Inc.	18,944	1,487,672

Total Tobacco		2,750,970

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,026	163,798
United Rentals, Inc.*	1,805	239,397
W.W. Grainger, Inc.	522	140,016

Total Trading Companies & Distributors		543,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2019

Investments	Shares	Value
Water Utilities - 0.1%
American Water Works Co., Inc.	1,170	$135,720

Wireless Telecommunication Services - 0.3%
Sprint Corp.*	9,465	62,185
T-Mobile U.S., Inc.*	7,952	589,561

Total Wireless Telecommunication Services		651,746

TOTAL COMMON STOCKS (Cost: $219,070,566)		259,226,117

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. High Dividend Fund(b) (Cost: $220,609)	3,385	246,326

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $219,291,175)		259,472,443
Other Assets less Liabilities - 0.1%		253,711

NET ASSETS - 100.0%		$259,726,154

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.2%
Arconic, Inc.	480,634	$12,409,970
BWX Technologies, Inc.	124,128	6,467,069
Curtiss-Wright Corp.	21,763	2,766,730
HEICO Corp.	6,831	914,056
HEICO Corp. Class A	14,695	1,519,022
Hexcel Corp.	72,609	5,872,616
Huntington Ingalls Industries, Inc.	61,753	13,878,369
Spirit AeroSystems Holdings, Inc. Class A	56,025	4,558,755

Total Aerospace & Defense		48,386,587

Airlines - 0.4%
Alaska Air Group, Inc.	207,061	13,233,268
SkyWest, Inc.	47,961	2,909,794

Total Airlines		16,143,062

Auto Components - 1.3%
BorgWarner, Inc.	336,425	14,123,121
Gentex Corp.	470,156	11,570,539
Goodyear Tire & Rubber Co. (The)	584,903	8,949,016
Lear Corp.	121,644	16,941,360

Total Auto Components		51,584,036

Automobiles - 0.7%
Harley-Davidson, Inc.	574,611	20,588,312
Thor Industries, Inc.	126,748	7,408,421

Total Automobiles		27,996,733

Banks - 4.5%
Associated Banc-Corp.	186,158	3,935,380
BancorpSouth Bank	83,318	2,419,555
Bank of Hawaii Corp.	44,407	3,681,784
Bank OZK	171,985	5,175,029
BankUnited, Inc.	97,809	3,300,076
BOK Financial Corp.	58,134	4,387,954
Cathay General Bancorp	90,737	3,258,366
Chemical Financial Corp.	82,104	3,375,295
CIT Group, Inc.	89,410	4,697,601
Columbia Banking System, Inc.	69,379	2,510,132
Commerce Bancshares, Inc.	55,473	3,309,519
Community Bank System, Inc.	40,805	2,686,601
Cullen/Frost Bankers, Inc.	58,799	5,507,114
CVB Financial Corp.	111,162	2,337,737
East West Bancorp, Inc.	92,228	4,313,504
First Citizens BancShares, Inc. Class A	881	396,688
First Financial Bankshares, Inc.	64,306	1,979,982
First Hawaiian, Inc.	193,733	5,011,873
First Horizon National Corp.	397,357	5,932,540
FNB Corp.	533,221	6,276,011
Fulton Financial Corp.	184,346	3,017,744
Glacier Bancorp, Inc.	62,228	2,523,345
Hancock Whitney Corp.	86,385	3,460,583
Home BancShares, Inc.	177,698	3,422,464
Iberiabank Corp.	43,859	3,326,705
Investors Bancorp, Inc.	386,735	4,312,095
PacWest Bancorp	302,421	11,743,007
People’s United Financial, Inc.	579,104	9,717,365
Pinnacle Financial Partners, Inc.	37,310	2,144,579
Popular, Inc.	66,073	3,583,800
Prosperity Bancshares, Inc.	60,985	4,028,059
Signature Bank	35,059	4,236,530
Sterling Bancorp	142,201	3,026,037
Synovus Financial Corp.	126,359	4,422,565
TCF Financial Corp.	151,439	3,148,417
UMB Financial Corp.	32,286	2,125,065
Umpqua Holdings Corp.	361,649	5,999,757
United Bankshares, Inc.	155,101	5,752,696
Valley National Bancorp	523,409	5,642,349
Webster Financial Corp.	80,585	3,849,545
Wintrust Financial Corp.	17,649	1,291,201
Zions Bancorp NA	177,972	8,183,153

Total Banks		173,449,802

Building Products - 1.7%
A.O. Smith Corp.	252,773	11,920,775
Armstrong World Industries, Inc.	44,142	4,290,602
Fortune Brands Home & Security, Inc.	232,793	13,299,464
Lennox International, Inc.	39,980	10,994,500
Masco Corp.	403,454	15,831,535
Owens Corning	177,202	10,313,157

Total Building Products		66,650,033

Capital Markets - 1.6%
Affiliated Managers Group, Inc.	24,294	2,238,449
BGC Partners, Inc. Class A	1,251,967	6,547,787
CBOE Global Markets, Inc.	44,738	4,636,199
Eaton Vance Corp.	156,060	6,730,868
Evercore, Inc. Class A	36,100	3,197,377
FactSet Research Systems, Inc.	13,447	3,853,372
Interactive Brokers Group, Inc. Class A	18,116	981,887
KKR & Co., Inc. Class A(a)	438,652	11,084,736
LPL Financial Holdings, Inc.	53,799	4,388,385
MarketAxess Holdings, Inc.	8,937	2,872,531
Morningstar, Inc.	14,112	2,041,160
Raymond James Financial, Inc.	84,971	7,184,298
SEI Investments Co.	62,410	3,501,201
Stifel Financial Corp.	29,572	1,746,522

Total Capital Markets		61,004,772

Chemicals - 4.6%
Albemarle Corp.	135,932	9,570,972
Ashland Global Holdings, Inc.	67,178	5,372,225
CF Industries Holdings, Inc.	547,737	25,584,795
Chemours Co. (The)	497,554	11,941,296
Eastman Chemical Co.	362,433	28,208,160
FMC Corp.	94,813	7,864,738
Huntsman Corp.	693,061	14,166,167
NewMarket Corp.	16,814	6,741,405
Olin Corp.	548,120	12,009,309
RPM International, Inc.	259,574	15,862,567
Scotts Miracle-Gro Co. (The)	155,991	15,365,114
Valvoline, Inc.	337,360	6,588,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2019

Investments	Shares	Value
W.R. Grace & Co.	86,955	$6,618,145
Westlake Chemical Corp.	162,326	11,275,164

Total Chemicals		177,168,698

Commercial Services & Supplies - 0.8%
ADT, Inc.(a)	1,236,988	7,570,366
Brink’s Co. (The)	38,372	3,115,039
Healthcare Services Group, Inc.(a)	108,849	3,300,302
IAA, Inc.*	100	3,878
KAR Auction Services, Inc.	315,184	7,879,600
MSA Safety, Inc.	55,284	5,826,381
Tetra Tech, Inc.	40,751	3,200,991

Total Commercial Services & Supplies		30,896,557

Communications Equipment - 0.7%
Juniper Networks, Inc.	744,824	19,834,663
Ubiquiti Networks, Inc.(a)	51,362	6,754,103

Total Communications Equipment		26,588,766

Construction & Engineering - 0.6%
EMCOR Group, Inc.	24,399	2,149,552
Fluor Corp.	294,396	9,918,201
Jacobs Engineering Group, Inc.	117,571	9,921,817

Total Construction & Engineering		21,989,570

Construction Materials - 0.4%
Eagle Materials, Inc.	28,501	2,642,043
Martin Marietta Materials, Inc.	57,464	13,223,041

Total Construction Materials		15,865,084

Consumer Finance - 0.7%
Ally Financial, Inc.	353,526	10,955,771
FirstCash, Inc.	16,253	1,625,625
Santander Consumer USA Holdings, Inc.	529,264	12,681,165

Total Consumer Finance		25,262,561

Containers & Packaging - 3.1%
AptarGroup, Inc.	78,666	9,781,331
Avery Dennison Corp.	163,743	18,941,790
Graphic Packaging Holding Co.	701,212	9,802,944
Packaging Corp. of America	264,448	25,207,183
Sealed Air Corp.	244,643	10,465,828
Sonoco Products Co.	239,000	15,616,260
WestRock Co.	871,062	31,767,631

Total Containers & Packaging		121,582,967

Distributors - 0.2%
Pool Corp.	39,886	7,618,226

Diversified Consumer Services - 0.8%
H&R Block, Inc.	622,084	18,227,061
Service Corp. International	246,090	11,512,090

Total Diversified Consumer Services		29,739,151

Diversified Financial Services - 0.4%
AXA Equitable Holdings, Inc.	532,919	11,138,007
Jefferies Financial Group, Inc.	303,532	5,836,920
Voya Financial, Inc.	3,908	216,113

Total Diversified Financial Services		17,191,040

Electric Utilities - 3.5%
ALLETE, Inc.	114,603	9,536,116
Alliant Energy Corp.	572,123	28,079,797
Hawaiian Electric Industries, Inc.	307,138	13,375,860
IDACORP, Inc.	104,336	10,478,464
OGE Energy Corp.	633,541	26,963,505
Pinnacle West Capital Corp.	298,566	28,092,075
PNM Resources, Inc.	153,446	7,811,936
Portland General Electric Co.	215,830	11,691,511

Total Electric Utilities		136,029,264

Electrical Equipment - 0.9%
Acuity Brands, Inc.	15,825	2,182,426
EnerSys	29,865	2,045,753
GrafTech International Ltd.	682,548	7,849,302
Hubbell, Inc.	146,068	19,047,267
Regal Beloit Corp.	53,526	4,373,609

Total Electrical Equipment		35,498,357

Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc.	192,038	8,693,560
Cognex Corp.	74,667	3,582,523
Dolby Laboratories, Inc. Class A	60,006	3,876,388
FLIR Systems, Inc.	169,218	9,154,694
Jabil, Inc.	199,229	6,295,636
Littelfuse, Inc.	20,856	3,689,635
National Instruments Corp.	224,835	9,440,822
SYNNEX Corp.	76,723	7,549,543

Total Electronic Equipment, Instruments & Components		52,282,801

Energy Equipment & Services - 1.7%
Baker Hughes a GE Co.	1,431,894	35,267,549
Helmerich & Payne, Inc.	440,582	22,302,261
National Oilwell Varco, Inc.	241,741	5,373,902
Patterson-UTI Energy, Inc.	257,698	2,966,104

Total Energy Equipment & Services		65,909,816

Entertainment - 0.9%
Cinemark Holdings, Inc.	307,676	11,107,104
Viacom, Inc. Class B	810,311	24,203,989
World Wrestling Entertainment, Inc. Class A	20,881	1,507,817

Total Entertainment		36,818,910

Equity Real Estate Investment Trusts (REITs) - 15.0%
American Campus Communities, Inc.	190,424	8,789,972
American Homes 4 Rent Class A	99,418	2,416,852
Americold Realty Trust	130,077	4,217,096
Apartment Investment & Management Co. Class A	166,612	8,350,593
Apple Hospitality REIT, Inc.	601,238	9,535,635
Brixmor Property Group, Inc.	686,821	12,280,360
Camden Property Trust	103,173	10,770,229

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2019

Investments	Shares	Value
Colony Capital, Inc.	1,226,588	$6,132,940
CoreSite Realty Corp.	49,535	5,704,946
Cousins Properties, Inc.	114,872	4,154,920
CubeSmart	236,208	7,898,796
CyrusOne, Inc.	105,786	6,105,968
Douglas Emmett, Inc.	151,366	6,030,421
Duke Realty Corp.	360,528	11,396,290
EastGroup Properties, Inc.	33,165	3,846,477
EPR Properties	149,398	11,143,597
Equity LifeStyle Properties, Inc.	64,694	7,849,970
Extra Space Storage, Inc.	151,918	16,118,500
Federal Realty Investment Trust	76,830	9,892,631
First Industrial Realty Trust, Inc.	111,051	4,080,014
Gaming and Leisure Properties, Inc.	547,331	21,334,962
Healthcare Realty Trust, Inc.	167,226	5,237,518
Healthcare Trust of America, Inc. Class A	309,612	8,492,657
Highwoods Properties, Inc.	153,310	6,331,703
Hospitality Properties Trust	442,746	11,068,650
Hudson Pacific Properties, Inc.	176,183	5,861,608
Invitation Homes, Inc.	344,785	9,216,103
Iron Mountain, Inc.	664,074	20,785,516
JBG SMITH Properties	105,759	4,160,559
Kilroy Realty Corp.	87,958	6,492,180
Kimco Realty Corp.	962,575	17,788,386
Lamar Advertising Co. Class A	144,145	11,633,943
Liberty Property Trust	166,365	8,324,905
Life Storage, Inc.	68,511	6,514,026
Macerich Co. (The)	292,115	9,782,931
Medical Properties Trust, Inc.	802,435	13,994,466
Mid-America Apartment Communities, Inc.	135,224	15,923,978
National Health Investors, Inc.	70,245	5,481,217
National Retail Properties, Inc.	233,885	12,398,244
Omega Healthcare Investors, Inc.	485,794	17,852,930
Paramount Group, Inc.	226,221	3,169,356
Park Hotels & Resorts, Inc.	391,865	10,799,799
Physicians Realty Trust	317,061	5,529,544
PS Business Parks, Inc.	25,834	4,353,804
Rayonier, Inc.	150,545	4,561,514
Regency Centers Corp.	198,146	13,224,264
Rexford Industrial Realty, Inc.	54,519	2,200,932
RLJ Lodging Trust	416,373	7,386,457
Ryman Hospitality Properties, Inc.	80,825	6,554,099
Sabra Health Care REIT, Inc.	571,742	11,257,600
Senior Housing Properties Trust	933,161	7,717,241
SL Green Realty Corp.	109,158	8,773,028
Spirit Realty Capital, Inc.	178,082	7,596,978
STORE Capital Corp.	318,616	10,574,865
Sun Communities, Inc.	76,706	9,832,942
Sunstone Hotel Investors, Inc.	107,297	1,471,042
Taubman Centers, Inc.	103,496	4,225,742
UDR, Inc.	288,202	12,937,388
Uniti Group, Inc.	793,711	7,540,255
VEREIT, Inc.	2,225,163	20,048,719
VICI Properties, Inc.	745,223	16,424,715
W.P. Carey, Inc.	309,273	25,106,782
Weingarten Realty Investors	236,004	6,471,230

Total Equity Real Estate Investment Trusts (REITs)		583,150,985

Food & Staples Retailing - 0.1%
Casey’s General Stores, Inc.	25,461	3,971,661

Food Products - 2.9%
Campbell Soup Co.(a)	882,599	35,365,742
Flowers Foods, Inc.	657,196	15,292,951
Ingredion, Inc.	153,120	12,630,869
J.M. Smucker Co. (The)	315,326	36,322,402
Lamb Weston Holdings, Inc.	121,852	7,720,542
Lancaster Colony Corp.	35,303	5,246,026
Seaboard Corp.	77	318,529

Total Food Products		112,897,061

Gas Utilities - 2.2%
Atmos Energy Corp.	206,131	21,759,188
National Fuel Gas Co.	214,204	11,299,261
New Jersey Resources Corp.	192,450	9,578,237
ONE Gas, Inc.	101,142	9,133,123
Southwest Gas Holdings, Inc.	110,810	9,930,792
Spire, Inc.	125,047	10,493,944
UGI Corp.	260,351	13,905,347

Total Gas Utilities		86,099,892

Health Care Equipment & Supplies - 0.5%
Cantel Medical Corp.	6,617	533,595
Dentsply Sirona, Inc.	174,438	10,180,202
Hill-Rom Holdings, Inc.	49,333	5,161,218
West Pharmaceutical Services, Inc.	34,007	4,255,976

Total Health Care Equipment & Supplies		20,130,991

Health Care Providers & Services - 1.1%
Chemed Corp.	6,194	2,235,043
Encompass Health Corp.	128,559	8,145,498
Quest Diagnostics, Inc.	276,610	28,161,664
Universal Health Services, Inc. Class B	23,571	3,073,423

Total Health Care Providers & Services		41,615,628

Hotels, Restaurants & Leisure - 4.3%
Aramark	280,708	10,122,331
Choice Hotels International, Inc.	52,837	4,597,347
Churchill Downs, Inc.	25,350	2,917,025
Cracker Barrel Old Country Store, Inc.(a)	58,151	9,928,120
Domino’s Pizza, Inc.	33,684	9,373,584
Dunkin’ Brands Group, Inc.	146,581	11,676,643
Hyatt Hotels Corp. Class A(a)	32,797	2,496,836
Marriott Vacations Worldwide Corp.	86,490	8,337,636
Six Flags Entertainment Corp.	387,450	19,248,516
Texas Roadhouse, Inc.	98,408	5,281,557
Vail Resorts, Inc.	86,880	19,389,878
Wendy’s Co. (The)	403,378	7,898,141
Wyndham Destinations, Inc.	353,088	15,500,563
Wyndham Hotels & Resorts, Inc.	167,414	9,331,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2019

Investments	Shares	Value
Wynn Resorts Ltd.	252,462	$31,302,763

Total Hotels, Restaurants & Leisure		167,402,596

Household Durables - 2.3%
Leggett & Platt, Inc.	448,613	17,213,281
Newell Brands, Inc.	1,609,649	24,820,788
PulteGroup, Inc.	318,137	10,059,492
Toll Brothers, Inc.	167,544	6,135,461
Whirlpool Corp.	214,562	30,545,046

Total Household Durables		88,774,068

Independent Power & Renewable Electricity Producers - 0.9%
AES Corp.	1,780,691	29,844,381
NRG Energy, Inc.	106,623	3,744,600

Total Independent Power & Renewable Electricity Producers		33,588,981

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	80,827	11,348,919

Insurance - 2.4%
American Equity Investment Life Holding Co.	23,266	631,904
American Financial Group, Inc.	51,921	5,320,345
American National Insurance Co.	21,671	2,524,021
Assurant, Inc.	52,138	5,546,440
Brown & Brown, Inc.	106,255	3,559,542
CNO Financial Group, Inc.	147,320	2,457,298
Erie Indemnity Co. Class A	41,638	10,587,711
Fidelity National Financial, Inc.	348,974	14,063,652
First American Financial Corp.	135,060	7,252,722
Hanover Insurance Group, Inc. (The)	26,046	3,341,702
Kemper Corp.	27,490	2,372,112
Mercury General Corp.	80,970	5,060,625
National General Holdings Corp.	14,090	323,225
Old Republic International Corp.	351,118	7,858,021
Primerica, Inc.	14,084	1,689,376
Reinsurance Group of America, Inc.	35,792	5,584,626
RLI Corp.	14,839	1,271,851
Selective Insurance Group, Inc.	22,853	1,711,461
Torchmark Corp.	28,102	2,514,005
Unum Group	253,713	8,512,071
W.R. Berkley Corp.	47,503	3,131,873

Total Insurance		95,314,583

IT Services - 3.3%
Alliance Data Systems Corp.	57,868	8,109,043
Booz Allen Hamilton Holding Corp.	200,150	13,251,931
Broadridge Financial Solutions, Inc.	193,650	24,725,232
Jack Henry & Associates, Inc.	71,536	9,580,101
Leidos Holdings, Inc.	276,351	22,066,627
MAXIMUS, Inc.	73,805	5,353,815
Perspecta, Inc.	128,646	3,011,603
Sabre Corp.	540,215	11,992,773
Western Union Co. (The)	1,538,676	30,604,266

Total IT Services		128,695,391

Leisure Products - 1.4%
Brunswick Corp.	128,847	5,912,789
Hasbro, Inc.	311,736	32,944,261
Polaris Industries, Inc.	152,032	13,869,879

Total Leisure Products		52,726,929

Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	29,222	6,092,495
Bruker Corp.	68,523	3,422,724
PerkinElmer, Inc.	36,271	3,494,348

Total Life Sciences Tools & Services		13,009,567

Machinery - 3.9%
AGCO Corp.	70,658	5,480,941
Allison Transmission Holdings, Inc.	149,955	6,950,414
Barnes Group, Inc.	51,037	2,875,424
Crane Co.	89,536	7,470,884
Donaldson Co., Inc.	168,466	8,568,181
Flowserve Corp.	195,230	10,286,669
Graco, Inc.	173,949	8,728,761
IDEX Corp.	81,644	14,054,198
ITT, Inc.	78,481	5,138,936
Kennametal, Inc.	158,137	5,849,488
Lincoln Electric Holdings, Inc.	124,452	10,244,889
Nordson Corp.	56,210	7,943,035
Oshkosh Corp.	99,017	8,266,929
Snap-on, Inc.	117,968	19,540,219
Timken Co. (The)	190,998	9,805,837
Toro Co. (The)	121,392	8,121,125
Trinity Industries, Inc.	303,433	6,296,235
Wabtec Corp.	53,312	3,825,669
Woodward, Inc.	38,224	4,325,428

Total Machinery		153,773,262

Media - 1.5%
Cable One, Inc.	5,053	5,917,012
Interpublic Group of Cos., Inc. (The)	1,189,673	26,874,713
New York Times Co. (The) Class A	88,913	2,900,342
News Corp. Class A	535,014	7,217,339
Nexstar Media Group, Inc. Class A	66,887	6,755,587
Tribune Media Co. Class A	180,025	8,320,756

Total Media		57,985,749

Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	155,078	14,673,480
Royal Gold, Inc.	75,897	7,778,684
Steel Dynamics, Inc.	443,294	13,387,479
United States Steel Corp.(a)	147,997	2,265,834

Total Metals & Mining		38,105,477

Multi-Utilities - 1.7%
Avista Corp.	179,426	8,002,400
Black Hills Corp.	149,314	11,671,875
MDU Resources Group, Inc.	497,250	12,829,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2019

Investments	Shares	Value
NiSource, Inc.	873,385	$25,153,488
NorthWestern Corp.	143,610	10,361,462

Total Multi-Utilities		68,018,275

Multiline Retail - 1.7%
Kohl’s Corp.	544,561	25,893,876
Macy’s, Inc.	1,260,016	27,039,943
Nordstrom, Inc.(a)	426,022	13,573,061

Total Multiline Retail		66,506,880

Oil, Gas & Consumable Fuels - 4.9%
Cabot Oil & Gas Corp.	424,543	9,747,507
Cimarex Energy Co.	83,991	4,983,186
CVR Energy, Inc.	705,064	35,246,149
Delek U.S. Holdings, Inc.	181,217	7,342,913
Diamondback Energy, Inc.	44,658	4,866,382
EQT Corp.	145,933	2,307,201
HollyFrontier Corp.	348,780	16,141,539
Murphy Oil Corp.	513,582	12,659,796
Noble Energy, Inc.	794,450	17,795,680
PBF Energy, Inc. Class A	370,540	11,597,902
Peabody Energy Corp.	154,731	3,729,017
Range Resources Corp.(a)	167,047	1,165,988
Targa Resources Corp.	1,630,299	64,005,539

Total Oil, Gas & Consumable Fuels		191,588,799

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	280,652	7,358,695

Personal Products - 1.6%
Coty, Inc. Class A	4,236,752	56,772,477
Nu Skin Enterprises, Inc. Class A	105,827	5,219,387

Total Personal Products		61,991,864

Professional Services - 1.5%
Equifax, Inc.	160,235	21,670,181
Insperity, Inc.	30,029	3,667,742
ManpowerGroup, Inc.	150,655	14,553,273
Robert Half International, Inc.	189,788	10,819,814
TransUnion	78,488	5,769,653

Total Professional Services		56,480,663

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	8,326	1,171,385

Road & Rail - 1.2%
JB Hunt Transport Services, Inc.	91,611	8,374,161
Kansas City Southern	124,330	15,145,881
Knight-Swift Transportation Holdings, Inc.	135,381	4,445,912
Landstar System, Inc.	22,307	2,408,933
Old Dominion Freight Line, Inc.	27,386	4,087,634
Ryder System, Inc.	193,022	11,253,183

Total Road & Rail		45,715,704

Semiconductors & Semiconductor Equipment - 1.4%
Cabot Microelectronics Corp.	37,313	4,107,415
Cypress Semiconductor Corp.	1,032,599	22,965,002
Entegris, Inc.	126,809	4,732,512
MKS Instruments, Inc.	54,385	4,236,047
Monolithic Power Systems, Inc.	35,556	4,827,794
Teradyne, Inc.	163,801	7,847,706
Universal Display Corp.	10,970	2,063,018
Versum Materials, Inc.	99,288	5,121,275

Total Semiconductors & Semiconductor Equipment		55,900,769

Software - 0.6%
Blackbaud, Inc.	31,946	2,667,491
CDK Global, Inc.	131,751	6,513,770
LogMeIn, Inc.	59,830	4,408,274
Pegasystems, Inc.	15,972	1,137,366
SS&C Technologies Holdings, Inc.	140,811	8,112,122

Total Software		22,839,023

Specialty Retail - 3.9%
Aaron’s, Inc.	16,318	1,002,088
American Eagle Outfitters, Inc.	431,741	7,296,423
Foot Locker, Inc.	259,715	10,887,253
Gap, Inc. (The)	1,150,832	20,680,451
L Brands, Inc.	1,778,246	46,412,221
Penske Automotive Group, Inc.	263,534	12,465,158
Tiffany & Co.	267,985	25,094,115
Tractor Supply Co.	142,231	15,474,733
Williams-Sonoma, Inc.	216,479	14,071,135

Total Specialty Retail		153,383,577

Technology Hardware, Storage & Peripherals - 0.7%
Xerox Corp.	810,197	28,689,076

Textiles, Apparel & Luxury Goods - 2.1%
Carter’s, Inc.	81,077	7,908,250
Columbia Sportswear Co.	67,999	6,810,780
Hanesbrands, Inc.	1,320,257	22,734,825
PVH Corp.	10,431	987,190
Ralph Lauren Corp.	112,093	12,732,644
Tapestry, Inc.	933,716	29,626,809
Wolverine World Wide, Inc.	68,005	1,872,858

Total Textiles, Apparel & Luxury Goods		82,673,356

Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc.	1,166,107	11,637,748
Radian Group, Inc.	6,316	144,321
TFS Financial Corp.	554,832	10,025,814

Total Thrifts & Mortgage Finance		21,807,883

Trading Companies & Distributors - 1.0%
Air Lease Corp.	136,468	5,641,587
GATX Corp.	75,214	5,963,718
MSC Industrial Direct Co., Inc. Class A	117,366	8,715,599
Watsco, Inc.	114,401	18,707,996

Total Trading Companies & Distributors		39,028,900

Transportation Infrastructure - 0.7%
Macquarie Infrastructure Corp.	697,660	28,283,136

Water Utilities - 0.4%
Aqua America, Inc.	357,539	14,791,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2019

Investments	Shares	Value
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	153,716	$4,672,966

TOTAL COMMON STOCKS (Cost: $3,458,258,667)		3,885,150,872

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. LargeCap Dividend Fund(a)(b) (Cost: $4,575,295)	56,447	5,469,714

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $9,847,369)(d)	9,847,369	9,847,369

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $3,472,681,331)		3,900,467,955
Other Assets less Liabilities - (0.1)%		(4,653,249)

NET ASSETS - 100.0%		$3,895,814,706

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,766,790 and the total market value of the collateral held by the Fund was $23,393,454. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,546,085.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings, Inc.*	32,252	$1,443,922
Axon Enterprise, Inc.*	6,954	446,516
BWX Technologies, Inc.	53,044	2,763,592
Curtiss-Wright Corp.	24,712	3,141,637
Hexcel Corp.	42,991	3,477,112
Mercury Systems, Inc.*	5,785	406,975
Moog, Inc. Class A	15,978	1,495,701

Total Aerospace & Defense		13,175,455

Airlines - 0.6%
Allegiant Travel Co.	9,770	1,401,995
JetBlue Airways Corp.*	65,711	1,214,996
SkyWest, Inc.	52,104	3,161,150
Spirit Airlines, Inc.*	18,016	859,904

Total Airlines		6,638,045

Auto Components - 1.4%
Dorman Products, Inc.*	13,595	1,184,668
Fox Factory Holding Corp.*	10,089	832,444
Gentex Corp.	192,053	4,726,424
Goodyear Tire & Rubber Co. (The)	354,280	5,420,484
Visteon Corp.*(a)	58,348	3,418,026

Total Auto Components		15,582,046

Automobiles - 0.9%
Harley-Davidson, Inc.	156,795	5,617,965
Thor Industries, Inc.	78,808	4,606,327

Total Automobiles		10,224,292

Banks - 9.3%
Associated Banc-Corp.	89,139	1,884,398
Atlantic Union Bankshares Corp.	26,182	925,010
BancorpSouth Bank	47,197	1,370,601
Bank of Hawaii Corp.	18,537	1,536,903
Bank OZK	112,418	3,382,658
BankUnited, Inc.	68,696	2,317,803
BOK Financial Corp.	33,381	2,519,598
Cathay General Bancorp	45,304	1,626,867
CenterState Bank Corp.	36,529	841,263
Chemical Financial Corp.	41,582	1,709,436
CIT Group, Inc.	72,722	3,820,814
Columbia Banking System, Inc.	25,588	925,774
Commerce Bancshares, Inc.	42,612	2,542,232
Community Bank System, Inc.	16,380	1,078,459
Cullen/Frost Bankers, Inc.	28,495	2,668,842
CVB Financial Corp.	41,147	865,321
East West Bancorp, Inc.	90,533	4,234,228
First Citizens BancShares, Inc. Class A	6,393	2,878,576
First Financial Bancorp	33,158	803,087
First Financial Bankshares, Inc.	28,970	891,986
First Hawaiian, Inc.	69,833	1,806,580
First Horizon National Corp.	224,934	3,358,265
First Interstate BancSystem, Inc. Class A	25,684	1,017,343
First Midwest Bancorp, Inc.	42,793	875,973
FNB Corp.	206,098	2,425,773
Fulton Financial Corp.	79,618	1,303,347
Glacier Bancorp, Inc.	24,099	977,214
Great Western Bancorp, Inc.	32,266	1,152,541
Hancock Whitney Corp.	49,981	2,002,239
Home BancShares, Inc.	106,905	2,058,990
Iberiabank Corp.	26,120	1,981,202
Independent Bank Corp.	9,934	756,474
International Bancshares Corp.	35,713	1,346,737
Investors Bancorp, Inc.	119,351	1,330,764
Old National Bancorp	61,578	1,021,579
PacWest Bancorp	80,610	3,130,086
People’s United Financial, Inc.	171,383	2,875,807
Pinnacle Financial Partners, Inc.	41,748	2,399,675
Popular, Inc.	57,409	3,113,864
Prosperity Bancshares, Inc.	30,211	1,995,436
Renasant Corp.	26,539	953,812
Signature Bank	26,019	3,144,136
Simmons First National Corp. Class A	47,105	1,095,662
South State Corp.	15,795	1,163,618
Sterling Bancorp	120,320	2,560,410
Synovus Financial Corp.	73,569	2,574,915
TCF Financial Corp.	82,851	1,722,472
Texas Capital Bancshares, Inc.*	33,781	2,073,140
Trustmark Corp.	30,688	1,020,376
UMB Financial Corp.	22,263	1,465,351
Umpqua Holdings Corp.	104,830	1,739,130
United Bankshares, Inc.	48,725	1,807,210
Valley National Bancorp	147,737	1,592,605
Webster Financial Corp.	38,470	1,837,712
WesBanco, Inc.	20,470	789,118
Western Alliance Bancorp*	65,269	2,918,830
Wintrust Financial Corp.	28,878	2,112,714

Total Banks		106,324,956

Beverages - 0.2%
Boston Beer Co., Inc. (The) Class A*	2,617	988,598
National Beverage Corp.(a)	18,077	806,776

Total Beverages		1,795,374

Biotechnology - 0.9%
Emergent BioSolutions, Inc.*	15,062	727,645
Exelixis, Inc.*	160,833	3,437,001
Genomic Health, Inc.*	2,320	134,954
Halozyme Therapeutics, Inc.*	28,065	482,157
Ligand Pharmaceuticals, Inc.*	14,078	1,607,004
Myriad Genetics, Inc.*	5,611	155,873
Repligen Corp.*	2,005	172,330
United Therapeutics Corp.*	52,312	4,083,475

Total Biotechnology		10,800,439

Building Products - 1.4%
Armstrong World Industries, Inc.	22,997	2,235,309

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2019

Investments	Shares	Value
Fortune Brands Home & Security, Inc.	98,115	$5,605,310
Owens Corning	96,181	5,597,734
Simpson Manufacturing Co., Inc.	22,731	1,510,702
Trex Co., Inc.*	19,689	1,411,701

Total Building Products		16,360,756

Capital Markets - 2.2%
Affiliated Managers Group, Inc.	33,457	3,082,728
BGC Partners, Inc. Class A	235,229	1,230,248
Eaton Vance Corp.	71,746	3,094,405
Evercore, Inc. Class A	28,294	2,506,000
Federated Investors, Inc. Class B	52,373	1,702,123
Houlihan Lokey, Inc.	25,662	1,142,729
Legg Mason, Inc.	51,256	1,962,080
LPL Financial Holdings, Inc.	39,356	3,210,269
Moelis & Co. Class A	43,412	1,517,249
Morningstar, Inc.	9,196	1,330,109
Stifel Financial Corp.	46,605	2,752,491
Virtu Financial, Inc. Class A	73,803	1,607,429

Total Capital Markets		25,137,860

Chemicals - 3.3%
Ashland Global Holdings, Inc.	11,295	903,261
Balchem Corp.	14,193	1,418,874
Cabot Corp.	29,094	1,388,075
Chemours Co. (The)	354,578	8,509,872
H.B. Fuller Co.	19,437	901,877
Huntsman Corp.	436,848	8,929,173
Ingevity Corp.*	15,930	1,675,358
NewMarket Corp.	4,650	1,864,371
Olin Corp.	119,382	2,615,660
PolyOne Corp.	51,231	1,608,141
Quaker Chemical Corp.	2,954	599,308
Scotts Miracle-Gro Co. (The)	22,351	2,201,573
Sensient Technologies Corp.	23,642	1,737,214
Valvoline, Inc.	115,284	2,251,496
W.R. Grace & Co.	17,616	1,340,754

Total Chemicals		37,945,007

Commercial Services & Supplies - 1.3%
Advanced Disposal Services, Inc.*	3,085	98,442
Brady Corp. Class A	25,975	1,281,087
Clean Harbors, Inc.*	6,792	482,911
Covanta Holding Corp.	40,590	726,967
Deluxe Corp.	54,114	2,200,275
Healthcare Services Group, Inc.	16,696	506,223
IAA, Inc.*	63,452	2,460,669
KAR Auction Services, Inc.	63,452	1,586,300
MSA Safety, Inc.	13,414	1,413,701
Stericycle, Inc.*	19,326	922,817
Tetra Tech, Inc.	21,339	1,676,178
UniFirst Corp.	9,401	1,772,747

Total Commercial Services & Supplies		15,128,317

Communications Equipment - 0.6%
Ciena Corp.*	28,118	1,156,493
CommScope Holding Co., Inc.*	106,255	1,671,391
EchoStar Corp. Class A*	19,022	843,055
InterDigital, Inc.	18,262	1,176,073
Lumentum Holdings, Inc.*	33,904	1,810,813

Total Communications Equipment		6,657,825

Construction & Engineering - 1.4%
AECOM*	29,585	1,119,792
EMCOR Group, Inc.	39,423	3,473,166
Fluor Corp.	76,175	2,566,336
Granite Construction, Inc.	14,762	711,233
MasTec, Inc.*	62,547	3,223,047
Quanta Services, Inc.	88,923	3,395,970
Valmont Industries, Inc.	9,972	1,264,549

Total Construction & Engineering		15,754,093

Construction Materials - 0.3%
Eagle Materials, Inc.	36,786	3,410,062

Consumer Finance - 2.1%
Credit Acceptance Corp.*	8,110	3,923,861
FirstCash, Inc.	11,388	1,139,028
Green Dot Corp. Class A*	8,358	408,706
Navient Corp.	288,671	3,940,359
Nelnet, Inc. Class A	32,635	1,932,645
OneMain Holdings, Inc.	97,282	3,289,105
Santander Consumer USA Holdings, Inc.	298,770	7,158,529
SLM Corp.	273,881	2,662,123

Total Consumer Finance		24,454,356

Containers & Packaging - 2.3%
AptarGroup, Inc.	19,634	2,441,292
Berry Global Group, Inc.*	76,222	4,008,515
Crown Holdings, Inc.*	94,713	5,786,964
Graphic Packaging Holding Co.	160,885	2,249,172
Greif, Inc. Class A	36,698	1,194,520
Owens-Illinois, Inc.	69,865	1,206,569
Sealed Air Corp.	82,349	3,522,890
Silgan Holdings, Inc.	81,168	2,483,741
Sonoco Products Co.	47,224	3,085,616

Total Containers & Packaging		25,979,279

Distributors - 0.2%
Pool Corp.	14,507	2,770,837

Diversified Consumer Services - 1.9%
Adtalem Global Education, Inc.*	25,673	1,156,569
Bright Horizons Family Solutions, Inc.*	11,454	1,728,065
Graham Holdings Co. Class B	3,781	2,609,003
Grand Canyon Education, Inc.*	18,153	2,124,264
H&R Block, Inc.	256,660	7,520,138
Laureate Education, Inc. Class A*	193,517	3,040,152
ServiceMaster Global Holdings, Inc.*	57,751	3,008,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2019

Investments	Shares	Value
Weight Watchers International, Inc.*	37,612	$718,389

Total Diversified Consumer Services		21,904,830

Diversified Financial Services - 0.6%
Jefferies Financial Group, Inc.	171,914	3,305,906
Voya Financial, Inc.	64,220	3,551,366

Total Diversified Financial Services		6,857,272

Diversified Telecommunication Services - 0.2%
Cogent Communications Holdings, Inc.	5,510	327,074
Vonage Holdings Corp.*	60,922	690,246
Zayo Group Holdings, Inc.*	34,808	1,145,531

Total Diversified Telecommunication Services		2,162,851

Electric Utilities - 1.3%
ALLETE, Inc.	16,086	1,338,516
El Paso Electric Co.	17,774	1,162,419
Hawaiian Electric Industries, Inc.	45,568	1,984,486
IDACORP, Inc.	22,076	2,217,093
MGE Energy, Inc.	11,196	818,204
OGE Energy Corp.	95,255	4,054,053
PNM Resources, Inc.	24,925	1,268,932
Portland General Electric Co.	40,197	2,177,471

Total Electric Utilities		15,021,174

Electrical Equipment - 1.7%
Acuity Brands, Inc.	24,427	3,368,728
EnerSys	24,609	1,685,716
Generac Holdings, Inc.*	35,058	2,433,376
GrafTech International Ltd.	531,230	6,109,145
Hubbell, Inc.	30,684	4,001,194
Regal Beloit Corp.	28,182	2,302,751

Total Electrical Equipment		19,900,910

Electronic Equipment, Instruments & Components - 3.9%
Arrow Electronics, Inc.*	87,348	6,225,292
Avnet, Inc.	71,212	3,223,767
AVX Corp.	115,480	1,916,968
Belden, Inc.	21,226	1,264,433
Cognex Corp.	53,194	2,552,248
Coherent, Inc.*	22,737	3,100,645
Dolby Laboratories, Inc. Class A	33,577	2,169,074
FLIR Systems, Inc.	48,719	2,635,698
II-VI, Inc.*	29,101	1,063,933
IPG Photonics Corp.*	33,140	5,111,845
Jabil, Inc.	95,840	3,028,544
Littelfuse, Inc.	9,543	1,688,252
National Instruments Corp.	28,604	1,201,082
Rogers Corp.*	7,218	1,245,682
SYNNEX Corp.	34,588	3,403,459
Tech Data Corp.*	25,753	2,693,764
Vishay Intertechnology, Inc.	139,690	2,307,679

Total Electronic Equipment, Instruments & Components		44,832,365

Energy Equipment & Services - 0.2%
Apergy Corp.*	24,721	829,142
Cactus, Inc. Class A*	19,014	629,744
Helmerich & Payne, Inc.	244	12,351
RPC, Inc.(a)	152,751	1,101,335

Total Energy Equipment & Services		2,572,572

Entertainment - 0.3%
Cinemark Holdings, Inc.	55,008	1,985,789
Madison Square Garden Co. (The) Class A*	267	74,744
World Wrestling Entertainment, Inc. Class A	9,840	710,546
Zynga, Inc. Class A*	58,254	357,097

Total Entertainment		3,128,176

Equity Real Estate Investment Trusts (REITs) - 5.6%
Acadia Realty Trust	10,126	277,149
American Campus Communities, Inc.	15,272	704,956
Americold Realty Trust	12,420	402,656
Apartment Investment & Management Co. Class A	3,615	181,184
Apple Hospitality REIT, Inc.	67,568	1,071,628
Brandywine Realty Trust	39,615	567,287
Brixmor Property Group, Inc.	135,362	2,420,273
Columbia Property Trust, Inc.	1,053	21,839
CoreCivic, Inc.	49,076	1,018,818
CoreSite Realty Corp.	4,654	536,001
Corporate Office Properties Trust	17,761	468,358
Cousins Properties, Inc.	16,181	585,267
CubeSmart	30,234	1,011,025
CyrusOne, Inc.	11,494	663,434
DiamondRock Hospitality Co.	38,825	401,451
Douglas Emmett, Inc.	20,803	828,792
EastGroup Properties, Inc.	5,385	624,552
Empire State Realty Trust, Inc. Class A	24,154	357,721
EPR Properties	21,971	1,638,817
Equity Commonwealth	44,968	1,462,359
First Industrial Realty Trust, Inc.	41,090	1,509,647
Gaming and Leisure Properties, Inc.	69,003	2,689,737
GEO Group, Inc. (The)	43,935	923,074
Healthcare Realty Trust, Inc.	2,985	93,490
Healthcare Trust of America, Inc. Class A	54,300	1,489,449
Highwoods Properties, Inc.	26,168	1,080,738
Hospitality Properties Trust	76,501	1,912,525
Hudson Pacific Properties, Inc.	23,553	783,608
JBG SMITH Properties	2,565	100,907
Kilroy Realty Corp.	11,578	854,572
Kimco Realty Corp.	159,004	2,938,394
Lamar Advertising Co. Class A	25,816	2,083,609
Liberty Property Trust	28,983	1,450,309
Life Storage, Inc.	8,244	783,840
Macerich Co. (The)	12,433	416,381
Medical Properties Trust, Inc.	129,537	2,259,125
National Health Investors, Inc.	11,943	931,912
National Retail Properties, Inc.	35,633	1,888,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2019

Investments	Shares	Value
Omega Healthcare Investors, Inc.	47,486	$1,745,111
Outfront Media, Inc.	25,880	667,445
Park Hotels & Resorts, Inc.	87,672	2,416,240
Pebblebrook Hotel Trust	17,401	490,360
Physicians Realty Trust	18,731	326,669
Piedmont Office Realty Trust, Inc. Class A	18,385	366,413
PotlatchDeltic Corp.	25,176	981,360
PS Business Parks, Inc.	7,124	1,200,608
Rayonier, Inc.	33,667	1,020,110
Retail Properties of America, Inc. Class A	81,905	963,203
Rexford Industrial Realty, Inc.	7,082	285,900
RLJ Lodging Trust	56,622	1,004,474
Ryman Hospitality Properties, Inc.	10,678	865,879
Sabra Health Care REIT, Inc.	128,386	2,527,920
Senior Housing Properties Trust	220,802	1,826,033
Spirit Realty Capital, Inc.	18,521	790,106
STAG Industrial, Inc.	10,642	321,814
STORE Capital Corp.	40,552	1,345,921
Sunstone Hotel Investors, Inc.	78,983	1,082,857
Tanger Factory Outlet Centers, Inc.(a)	14,290	231,641
Taubman Centers, Inc.	8,946	365,265
Terreno Realty Corp.	8,632	423,313
Urban Edge Properties	27,167	470,804
Weingarten Realty Investors	95,230	2,611,207
Xenia Hotels & Resorts, Inc.	31,610	659,069

Total Equity Real Estate Investment Trusts (REITs)		64,423,511

Food & Staples Retailing - 0.8%
BJ’s Wholesale Club Holdings, Inc.*	38,447	1,015,001
Casey’s General Stores, Inc.	10,833	1,689,840
Performance Food Group Co.*	36,971	1,479,949
Sprouts Farmers Market, Inc.*	63,069	1,191,373
U.S. Foods Holding Corp.*	113,393	4,054,934

Total Food & Staples Retailing		9,431,097

Food Products - 1.8%
Cal-Maine Foods, Inc.	33,237	1,386,648
Darling Ingredients, Inc.*	33,042	657,205
Flowers Foods, Inc.	85,361	1,986,351
Hain Celestial Group, Inc. (The)*	16,038	351,232
Ingredion, Inc.	44,770	3,693,077
J&J Snack Foods Corp.	5,031	809,739
Lancaster Colony Corp.	6,731	1,000,227
Pilgrim’s Pride Corp.*	188,201	4,778,423
Post Holdings, Inc.*	18,028	1,874,371
Sanderson Farms, Inc.	12,816	1,750,153
Seaboard Corp.	386	1,596,782
Tootsie Roll Industries, Inc.(a)	15,970	589,772

Total Food Products		20,473,980

Gas Utilities - 0.8%
National Fuel Gas Co.	47,484	2,504,781
New Jersey Resources Corp.	31,974	1,591,346
ONE Gas, Inc.	18,486	1,669,286
Southwest Gas Holdings, Inc.	22,227	1,991,984
Spire, Inc.	18,497	1,552,268

Total Gas Utilities		9,309,665

Health Care Equipment & Supplies - 0.9%
Cantel Medical Corp.	9,581	772,612
Globus Medical, Inc. Class A*	31,965	1,352,119
Haemonetics Corp.*	2,277	274,014
Hill-Rom Holdings, Inc.	21,606	2,260,420
ICU Medical, Inc.*	4,220	1,063,060
Inogen, Inc.*	3,413	227,852
Integer Holdings Corp.*	4,755	399,040
Integra LifeSciences Holdings Corp.*	8,352	466,459
Masimo Corp.*	15,874	2,362,369
Merit Medical Systems, Inc.*	6,757	402,447
Neogen Corp.*	8,885	551,847
NuVasive, Inc.*	1,692	99,050
Quidel Corp.*	6,851	406,401

Total Health Care Equipment & Supplies		10,637,690

Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc.*	61,782	2,159,281
Amedisys, Inc.*	8,084	981,478
AMN Healthcare Services, Inc.*	22,852	1,239,721
BioTelemetry, Inc.*	3,357	161,640
Chemed Corp.	6,253	2,256,333
Encompass Health Corp.	44,249	2,803,617
Ensign Group, Inc. (The)	17,357	987,960
HealthEquity, Inc.*	9,039	591,151
LHC Group, Inc.*	4,499	537,990
MEDNAX, Inc.*	69,282	1,747,985
Patterson Cos., Inc.	46,013	1,053,698
Select Medical Holdings Corp.*	80,275	1,273,964
Tenet Healthcare Corp.*	68,881	1,423,081

Total Health Care Providers & Services		17,217,899

Health Care Technology - 0.1%
HMS Holdings Corp.*	8,855	286,814
Medidata Solutions, Inc.*	6,800	615,468
Omnicell, Inc.*	4,203	361,584

Total Health Care Technology		1,263,866

Hotels, Restaurants & Leisure - 3.5%
Boyd Gaming Corp.	43,572	1,173,830
Caesars Entertainment Corp.*	93,738	1,107,983
Cheesecake Factory, Inc. (The)	20,638	902,293
Choice Hotels International, Inc.	27,778	2,416,964
Churchill Downs, Inc.	16,285	1,873,915
Cracker Barrel Old Country Store, Inc.(a)	11,859	2,024,687
Dave & Buster’s Entertainment, Inc.	23,387	946,472
Dunkin’ Brands Group, Inc.	30,055	2,394,181
Eldorado Resorts, Inc.*(a)	18,321	844,049
Extended Stay America, Inc.	116,008	1,959,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2019

Investments	Shares	Value
Hilton Grand Vacations, Inc.*	74,328	$2,365,117
Hyatt Hotels Corp. Class A	25,370	1,931,418
Jack in the Box, Inc.	15,685	1,276,602
Marriott Vacations Worldwide Corp.	4,546	438,234
Penn National Gaming, Inc.*	35,620	686,041
Planet Fitness, Inc. Class A*	66,940	4,849,134
Red Rock Resorts, Inc. Class A	72,278	1,552,531
SeaWorld Entertainment, Inc.*	11,217	347,727
Six Flags Entertainment Corp.	32,372	1,608,241
Texas Roadhouse, Inc.	22,725	1,219,651
Wendy’s Co. (The)	253,665	4,966,761
Wyndham Destinations, Inc.	49,424	2,169,714
Wyndham Hotels & Resorts, Inc.	25,633	1,428,783

Total Hotels, Restaurants & Leisure		40,483,703

Household Durables - 2.0%
iRobot Corp.*(a)	8,412	770,876
Leggett & Platt, Inc.	84,432	3,239,656
PulteGroup, Inc.	354,443	11,207,487
Tempur Sealy International, Inc.*	24,402	1,790,375
Toll Brothers, Inc.	169,055	6,190,794

Total Household Durables		23,199,188

Household Products - 0.3%
Energizer Holdings, Inc.	23,130	893,743
Spectrum Brands Holdings, Inc.	29,059	1,562,502
WD-40 Co.	2,990	475,530

Total Household Products		2,931,775

Independent Power & Renewable Electricity Producers - 0.2%
Clearway Energy, Inc. Class C	57,249	965,218
Ormat Technologies, Inc.	23,769	1,506,717

Total Independent Power & Renewable Electricity Producers		2,471,935

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	31,112	4,368,436

Insurance - 3.1%
American Equity Investment Life Holding Co.	101,399	2,753,997
American National Insurance Co.	21,002	2,446,103
Assurant, Inc.	24,371	2,592,587
Erie Indemnity Co. Class A	12,667	3,220,965
First American Financial Corp.	68,036	3,653,533
Genworth Financial, Inc. Class A*	488,496	1,812,320
Hanover Insurance Group, Inc. (The)	18,559	2,381,120
Kemper Corp.	19,646	1,695,253
Mercury General Corp.	10,052	628,250
National General Holdings Corp.	42,419	973,092
Old Republic International Corp.	206,260	4,616,099
Primerica, Inc.	18,944	2,272,333
ProAssurance Corp.	15,431	557,213
RLI Corp.	9,552	818,702
Selective Insurance Group, Inc.	18,172	1,360,901
Unum Group	106,286	3,565,895

Total Insurance		35,348,363

Interactive Media & Services - 0.2%
Cargurus, Inc.*	13,212	477,085
Yelp, Inc.*	42,847	1,464,511

Total Interactive Media & Services		1,941,596

Internet & Direct Marketing Retail - 0.2%
Etsy, Inc.*	8,514	522,504
GrubHub, Inc.*	11,937	930,967
Stamps.com, Inc.*	10,135	458,811
Stitch Fix, Inc. Class A*(a)	22,326	714,209

Total Internet & Direct Marketing Retail		2,626,491

IT Services - 2.9%
Black Knight, Inc.*	33,197	1,996,799
Booz Allen Hamilton Holding Corp.	63,621	4,212,346
CACI International, Inc. Class A*	14,402	2,946,505
CoreLogic, Inc.*	37,394	1,564,191
EPAM Systems, Inc.*	14,991	2,594,942
Euronet Worldwide, Inc.*	18,640	3,135,994
KBR, Inc.	153,499	3,828,265
ManTech International Corp. Class A	13,221	870,603
MAXIMUS, Inc.	29,615	2,148,272
Perspecta, Inc.	85,309	1,997,084
Sabre Corp.	148,209	3,290,240
Science Applications International Corp.	23,437	2,028,707
WEX, Inc.*	10,321	2,147,800

Total IT Services		32,761,748

Leisure Products - 0.5%
Brunswick Corp.	41,083	1,885,299
Polaris Industries, Inc.	38,555	3,517,373

Total Leisure Products		5,402,672

Life Sciences Tools & Services - 0.6%
Bio-Techne Corp.	5,779	1,204,864
Bruker Corp.	50,490	2,521,975
Charles River Laboratories International, Inc.*	15,408	2,186,395
Medpace Holdings, Inc.*	11,031	721,648
PRA Health Sciences, Inc.*	4,458	442,011
Syneos Health, Inc.*	845	43,171

Total Life Sciences Tools & Services		7,120,064

Machinery - 6.5%
AGCO Corp.	45,888	3,559,532
Albany International Corp. Class A	10,283	852,564
Allison Transmission Holdings, Inc.	116,665	5,407,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2019

Investments	Shares	Value
Barnes Group, Inc.	28,348	$1,597,126
Crane Co.	36,089	3,011,266
Donaldson Co., Inc.	51,851	2,637,142
Flowserve Corp.	24,261	1,278,312
Gardner Denver Holdings, Inc.*	91,976	3,182,370
Graco, Inc.	72,370	3,631,527
Harsco Corp.*	40,633	1,114,970
Hillenbrand, Inc.	20,905	827,211
ITT, Inc.	46,972	3,075,727
John Bean Technologies Corp.	12,428	1,505,404
Kennametal, Inc.	58,800	2,175,012
Lincoln Electric Holdings, Inc.	29,620	2,438,318
Middleby Corp. (The)*	25,029	3,396,435
Navistar International Corp.*	102,434	3,528,851
Nordson Corp.	26,872	3,797,282
Oshkosh Corp.	63,058	5,264,712
Proto Labs, Inc.*	5,587	648,204
RBC Bearings, Inc.*	6,882	1,147,986
Rexnord Corp.*	6,615	199,905
Terex Corp.	51,909	1,629,943
Timken Co. (The)	74,487	3,824,163
Toro Co. (The)	47,598	3,184,306
Trinity Industries, Inc.	73,938	1,534,213
WABCO Holdings, Inc.*	46,037	6,104,506
Watts Water Technologies, Inc. Class A	15,414	1,436,277
Woodward, Inc.	23,078	2,611,506

Total Machinery		74,602,193

Marine - 0.1%
Kirby Corp.*	8,248	651,592

Media - 2.1%
AMC Networks, Inc. Class A*	73,900	4,026,811
Cable One, Inc.	1,643	1,923,937
John Wiley & Sons, Inc. Class A	33,833	1,551,581
New York Times Co. (The) Class A	30,472	993,997
Nexstar Media Group, Inc. Class A	31,457	3,177,157
Sinclair Broadcast Group, Inc. Class A	99,113	5,315,430
TEGNA, Inc.	230,106	3,486,106
Tribune Media Co. Class A	69,861	3,228,975

Total Media		23,703,994

Metals & Mining - 2.1%
Allegheny Technologies, Inc.*	69,725	1,757,070
Cleveland-Cliffs, Inc.(a)	572,827	6,112,064
Commercial Metals Co.	72,451	1,293,251
Reliance Steel & Aluminum Co.	80,252	7,593,444
United States Steel Corp.	355,961	5,449,763
Worthington Industries, Inc.	42,192	1,698,650

Total Metals & Mining		23,904,242

Multi-Utilities - 0.7%
Avista Corp.	26,479	1,180,963
Black Hills Corp.	26,357	2,060,327
MDU Resources Group, Inc.	94,447	2,436,733
NorthWestern Corp.	25,466	1,837,372

Total Multi-Utilities		7,515,395

Multiline Retail - 0.1%
Ollie’s Bargain Outlet Holdings, Inc.*	16,198	1,411,008

Oil, Gas & Consumable Fuels - 3.3%
Centennial Resource Development, Inc. Class A*	139,765	1,060,816
Chesapeake Energy Corp.*(a)	2,134,915	4,163,084
Cimarex Energy Co.	76,869	4,560,638
CNX Resources Corp.*	26,631	194,673
CVR Energy, Inc.	53,423	2,670,616
Delek U.S. Holdings, Inc.	69,652	2,822,299
Magnolia Oil & Gas Corp. Class A*(a)	41,647	482,272
Matador Resources Co.*	88,603	1,761,428
Murphy Oil Corp.	49,141	1,211,326
Parsley Energy, Inc. Class A*	203,659	3,871,557
PBF Energy, Inc. Class A	212,172	6,640,984
Peabody Energy Corp.	142,020	3,422,682
SM Energy Co.	59,590	746,067
Southwestern Energy Co.*	1,149,059	3,631,026

Total Oil, Gas & Consumable Fuels		37,239,468

Paper & Forest Products - 0.7%
Domtar Corp.	56,727	2,526,053
Louisiana-Pacific Corp.	215,870	5,660,112

Total Paper & Forest Products		8,186,165

Personal Products - 0.3%
Edgewell Personal Care Co.*	33,428	900,885
Nu Skin Enterprises, Inc. Class A	29,822	1,470,821
USANA Health Sciences, Inc.*	8,958	711,534

Total Personal Products		3,083,240

Pharmaceuticals - 0.9%
Catalent, Inc.*	28,802	1,561,356
Nektar Therapeutics*	211,310	7,518,410
Supernus Pharmaceuticals, Inc.*	27,743	918,016

Total Pharmaceuticals		9,997,782

Professional Services - 1.8%
ASGN, Inc.*	23,098	1,399,739
Exponent, Inc.	12,710	744,043
FTI Consulting, Inc.*	22,212	1,862,254
Insperity, Inc.	12,264	1,497,925
Korn Ferry	31,724	1,271,181
ManpowerGroup, Inc.	72,441	6,997,801
Robert Half International, Inc.	66,109	3,768,874
TriNet Group, Inc.*	41,174	2,791,597

Total Professional Services		20,333,414

Real Estate Management & Development - 0.5%
Howard Hughes Corp. (The)*	4,063	503,162
Jones Lang LaSalle, Inc.	23,351	3,285,252
Kennedy-Wilson Holdings, Inc.	54,196	1,114,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2019

Investments	Shares	Value
Newmark Group, Inc. Class A	72,324	$649,469
Realogy Holdings Corp.(a)	81,650	591,146

Total Real Estate Management & Development		6,143,841

Road & Rail - 2.0%
AMERCO	12,637	4,783,736
Avis Budget Group, Inc.*	70,063	2,463,415
Genesee & Wyoming, Inc. Class A*	29,568	2,956,800
Knight-Swift Transportation Holdings, Inc.	120,165	3,946,219
Landstar System, Inc.	22,724	2,453,965
Ryder System, Inc.	49,271	2,872,499
Schneider National, Inc. Class B	116,278	2,120,911
Werner Enterprises, Inc.	46,019	1,430,270

Total Road & Rail		23,027,815

Semiconductors & Semiconductor Equipment - 2.3%
Brooks Automation, Inc.	20,587	797,746
Cabot Microelectronics Corp.	12,516	1,377,761
Cirrus Logic, Inc.*	37,940	1,657,978
Cypress Semiconductor Corp.	39,643	881,660
Entegris, Inc.	69,616	2,598,069
First Solar, Inc.*	14,260	936,597
MKS Instruments, Inc.	58,793	4,579,387
Monolithic Power Systems, Inc.	7,886	1,070,761
Semtech Corp.*	5,711	274,414
Silicon Laboratories, Inc.*	9,391	971,029
Teradyne, Inc.	109,781	5,259,608
Universal Display Corp.	7,990	1,502,599
Versum Materials, Inc.	79,484	4,099,785

Total Semiconductors & Semiconductor Equipment		26,007,394

Software - 1.8%
ACI Worldwide, Inc.*	15,741	540,546
Alarm.com Holdings, Inc.*	4,080	218,280
Altair Engineering, Inc. Class A*	1,264	51,053
Aspen Technology, Inc.*	17,438	2,167,195
Blackbaud, Inc.	6,622	552,937
Bottomline Technologies DE, Inc.*	845	37,383
CDK Global, Inc.	71,796	3,549,594
Envestnet, Inc.*	3,896	266,370
Fair Isaac Corp.*	7,985	2,507,450
Guidewire Software, Inc.*	1,085	109,997
j2 Global, Inc.	23,241	2,065,892
LogMeIn, Inc.	3,618	266,574
Manhattan Associates, Inc.*	21,398	1,483,523
Paycom Software, Inc.*	8,351	1,893,339
Paylocity Holding Corp.*	5,698	534,586
Pegasystems, Inc.	2,129	151,606
Qualys, Inc.*	6,402	557,486
RealPage, Inc.*	6,661	392,000
Teradata Corp.*	14,600	523,410
Trade Desk, Inc. (The) Class A*	4,447	1,012,938
Tyler Technologies, Inc.*	7,703	1,664,002
Verint Systems, Inc.*	8,251	443,739

Total Software		20,989,900

Specialty Retail - 3.1%
Aaron’s, Inc.	21,506	1,320,683
American Eagle Outfitters, Inc.	123,182	2,081,776
AutoNation, Inc.*	112,340	4,711,540
Designer Brands, Inc. Class A	5,137	98,476
Dick’s Sporting Goods, Inc.	89,214	3,089,481
Five Below, Inc.*	11,390	1,367,028
Floor & Decor Holdings, Inc. Class A*	43,649	1,828,893
Foot Locker, Inc.	98,757	4,139,893
Michaels Cos., Inc. (The)*	225,015	1,957,631
Monro, Inc.	9,435	804,806
Murphy USA, Inc.*	15,995	1,344,060
National Vision Holdings, Inc.*	8,718	267,904
Penske Automotive Group, Inc.	105,497	4,990,008
RH*(a)	9,873	1,141,319
Sally Beauty Holdings, Inc.*	114,810	1,531,565
Urban Outfitters, Inc.*	76,563	1,741,808
Williams-Sonoma, Inc.	56,501	3,672,565

Total Specialty Retail		36,089,436

Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp.*	35,392	1,100,691
Xerox Corp.	179,545	6,357,689

Total Technology Hardware, Storage & Peripherals		7,458,380

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.	27,447	2,677,180
Columbia Sportswear Co.	26,506	2,654,841
Deckers Outdoor Corp.*	11,305	1,989,341
Hanesbrands, Inc.	315,147	5,426,831
Skechers U.S.A., Inc. Class A*	110,654	3,484,495
Steven Madden Ltd.	44,057	1,495,735
Wolverine World Wide, Inc.	41,906	1,154,091

Total Textiles, Apparel & Luxury Goods		18,882,514

Thrifts & Mortgage Finance - 1.4%
LendingTree, Inc.*(a)	2,963	1,244,549
MGIC Investment Corp.*	409,816	5,384,982
New York Community Bancorp, Inc.	249,416	2,489,172
Radian Group, Inc.	220,504	5,038,516
TFS Financial Corp.	35,586	643,039
Washington Federal, Inc.	46,376	1,619,914

Total Thrifts & Mortgage Finance		16,420,172

Trading Companies & Distributors - 2.0%
Air Lease Corp.	134,657	5,566,720
Applied Industrial Technologies, Inc.	26,205	1,612,394
Beacon Roofing Supply, Inc.*	8,396	308,301
GATX Corp.	23,408	1,856,020
HD Supply Holdings, Inc.*	80,056	3,224,656
MSC Industrial Direct Co., Inc. Class A	33,212	2,466,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2019

Investments	Shares	Value
SiteOne Landscape Supply, Inc.*(a)	13,042	$903,811
Univar, Inc.*	105,311	2,321,054
Watsco, Inc.	13,460	2,201,114
WESCO International, Inc.*	41,019	2,077,612

Total Trading Companies & Distributors		22,538,005

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	39,782	1,612,762

Water Utilities - 0.3%
American States Water Co.	8,408	632,618
Aqua America, Inc.	64,935	2,686,361
California Water Service Group	577	29,213

Total Water Utilities		3,348,192

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	7,353	283,238
Telephone & Data Systems, Inc.	32,014	973,226
United States Cellular Corp.*	21,859	976,441

Total Wireless Telecommunication Services		2,232,905

TOTAL COMMON STOCKS (Cost: $981,496,485)		1,141,312,637

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $3,284,824)	97,795	3,540,179

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%

United States - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $6,349,122)(d)	6,349,122	6,349,122

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $991,130,431)		1,151,201,938
Other Assets less Liabilities - (0.5)%		(5,574,532)

NET ASSETS - 100.0%		$1,145,627,406

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,059,754 and the total market value of the collateral held by the Fund was $19,484,135. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $13,135,013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 1.7%
Harris Corp.	2,152	$407,008
Huntington Ingalls Industries, Inc.	2,160	485,439
L3 Technologies, Inc.	1,612	395,214
Spirit AeroSystems Holdings, Inc. Class A	5,255	427,599

Total Aerospace & Defense		1,715,260

Airlines - 0.9%
Southwest Airlines Co.	8,473	430,259
United Continental Holdings, Inc.*	5,153	451,145

Total Airlines		881,404

Banks - 4.2%
BB&T Corp.	7,591	372,946
Comerica, Inc.	4,883	354,701
Fifth Third Bancorp	13,036	363,704
First Citizens BancShares, Inc. Class A	830	373,724
Huntington Bancshares, Inc.	26,207	362,181
JPMorgan Chase & Co.	3,422	382,580
KeyCorp	18,166	322,446
Regions Financial Corp.	21,233	317,221
Signature Bank	2,497	301,737
U.S. Bancorp	7,827	410,135
Wells Fargo & Co.	8,237	389,775
Western Alliance Bancorp*	5,740	256,693

Total Banks		4,207,843

Beverages - 1.0%
Keurig Dr Pepper, Inc.	11,293	326,368
Molson Coors Brewing Co. Class B	4,892	273,952
PepsiCo, Inc.	3,368	441,646

Total Beverages		1,041,966

Biotechnology - 3.4%
AbbVie, Inc.	8,373	608,884
Amgen, Inc.	4,296	791,667
Biogen, Inc.*	1,795	419,797
Celgene Corp.*	5,354	494,924
Gilead Sciences, Inc.	9,572	646,684
Regeneron Pharmaceuticals, Inc.*	1,508	472,004

Total Biotechnology		3,433,960

Building Products - 0.4%
Masco Corp.	11,340	444,982

Capital Markets - 1.5%
CBOE Global Markets, Inc.	3,252	337,005
Goldman Sachs Group, Inc. (The)	1,480	302,808
LPL Financial Holdings, Inc.	2,769	225,867
MarketAxess Holdings, Inc.	964	309,849
Morningstar, Inc.	1,965	284,218

Total Capital Markets		1,459,747

Commercial Services & Supplies - 1.7%
Copart, Inc.*	5,180	387,153
Republic Services, Inc.	7,854	680,471
Waste Management, Inc.	5,962	687,836

Total Commercial Services & Supplies		1,755,460

Construction & Engineering - 0.6%
EMCOR Group, Inc.	6,382	562,254

Consumer Finance - 1.9%
American Express Co.	3,071	379,084
Capital One Financial Corp.	3,569	323,851
Credit Acceptance Corp.*	509	246,269
Discover Financial Services	4,284	332,396
Santander Consumer USA Holdings, Inc.	12,909	309,300
Synchrony Financial	9,036	313,278

Total Consumer Finance		1,904,178

Containers & Packaging - 1.2%
Berry Global Group, Inc.*	7,137	375,335
Sealed Air Corp.	7,518	321,620
Sonoco Products Co.	7,212	471,232

Total Containers & Packaging		1,168,187

Distributors - 0.6%
Genuine Parts Co.	5,764	597,035

Diversified Consumer Services - 0.8%
H&R Block, Inc.	15,552	455,674
ServiceMaster Global Holdings, Inc.*	6,790	353,691

Total Diversified Consumer Services		809,365

Diversified Telecommunication Services - 2.1%
AT&T, Inc.	22,234	745,061
GCI Liberty, Inc. Class A*	8,383	515,219
Verizon Communications, Inc.	15,326	875,575

Total Diversified Telecommunication Services		2,135,855

Electric Utilities - 1.4%
Exelon Corp.	7,953	381,267
Hawaiian Electric Industries, Inc.	8,402	365,907
PPL Corp.	10,668	330,815
Southern Co. (The)	6,664	368,386

Total Electric Utilities		1,446,375

Entertainment - 1.5%
Cinemark Holdings, Inc.	17,015	614,242
Take-Two Interactive Software, Inc.*	3,129	355,235
Viacom, Inc. Class B	19,192	573,265

Total Entertainment		1,542,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2019

Investments	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 3.2%
American Homes 4 Rent Class A	13,535	$329,036
EPR Properties	4,533	338,116
HCP, Inc.	9,626	307,840
Liberty Property Trust	6,481	324,309
Life Storage, Inc.	3,553	337,819
Medical Properties Trust, Inc.	17,665	308,078
National Retail Properties, Inc.	5,865	310,904
Public Storage	1,365	325,102
Regency Centers Corp.	4,853	323,889
VICI Properties, Inc.	15,773	347,637

Total Equity Real Estate Investment Trusts (REITs)		3,252,730

Food & Staples Retailing - 1.2%
Kroger Co. (The)	11,707	254,159
Performance Food Group Co.*	7,100	284,213
Sysco Corp.	5,276	373,119
U.S. Foods Holding Corp.*	7,095	253,717

Total Food & Staples Retailing		1,165,208

Food Products - 3.1%
Campbell Soup Co.	6,325	253,443
Flowers Foods, Inc.	15,898	369,947
General Mills, Inc.	6,727	353,302
Hershey Co. (The)	3,064	410,668
Hormel Foods Corp.	9,297	376,900
J.M. Smucker Co. (The)	2,718	313,086
Lamb Weston Holdings, Inc.	5,234	331,626
Post Holdings, Inc.*	3,145	326,986
Tyson Foods, Inc. Class A	4,246	342,822

Total Food Products		3,078,780

Gas Utilities - 0.3%
National Fuel Gas Co.	6,269	330,690

Health Care Equipment & Supplies - 1.2%
Cooper Cos., Inc. (The)	1,876	632,006
Hill-Rom Holdings, Inc.	5,834	610,353

Total Health Care Equipment & Supplies		1,242,359

Health Care Providers & Services - 4.9%
AmerisourceBergen Corp.	6,496	553,849
Chemed Corp.	1,978	713,742
Henry Schein, Inc.*	10,233	715,287
McKesson Corp.	4,436	596,154
Molina Healthcare, Inc.*	2,323	332,514
Quest Diagnostics, Inc.	6,450	656,674
UnitedHealth Group, Inc.	2,581	629,790
Universal Health Services, Inc. Class B	5,573	726,663

Total Health Care Providers & Services		4,924,673

Health Care Technology - 0.6%
Cerner Corp.	8,037	589,112

Hotels, Restaurants & Leisure - 3.5%
Choice Hotels International, Inc.	6,485	564,260
Darden Restaurants, Inc.	4,693	571,279
McDonald’s Corp.	2,945	611,558
Starbucks Corp.	6,656	557,972
Wendy’s Co. (The)	28,634	560,654
Yum! Brands, Inc.	5,728	633,918

Total Hotels, Restaurants & Leisure		3,499,641

Household Durables - 1.8%
D.R. Horton, Inc.	6,867	296,174
Lennar Corp. Class A	6,410	310,629
NVR, Inc.*	127	428,022
PulteGroup, Inc.	12,978	410,364
Toll Brothers, Inc.	9,715	355,763

Total Household Durables		1,800,952

Household Products - 1.5%
Clorox Co. (The)	2,334	357,359
Colgate-Palmolive Co.	5,586	400,349
Kimberly-Clark Corp.	2,695	359,189
Procter & Gamble Co. (The)	3,699	405,595

Total Household Products		1,522,492

Independent Power & Renewable Electricity Producers - 0.8%
AES Corp.	18,387	308,166
NRG Energy, Inc.	7,923	278,256
Vistra Energy Corp.	11,165	252,775

Total Independent Power & Renewable Electricity Producers		839,197

Insurance - 4.9%
Aflac, Inc.	7,571	414,967
Allstate Corp. (The)	3,931	399,743
American Financial Group, Inc.	4,126	422,791
Erie Indemnity Co. Class A	1,691	429,987
Fidelity National Financial, Inc.	8,997	362,579
First American Financial Corp.	6,615	355,226
Hanover Insurance Group, Inc. (The)	3,220	413,126
Hartford Financial Services Group, Inc. (The)	7,864	438,182
Kemper Corp.	3,445	297,269
MetLife, Inc.	6,949	345,157
Old Republic International Corp.	17,511	391,896
Progressive Corp. (The)	4,053	323,956
Selective Insurance Group, Inc.	5,150	385,684

Total Insurance		4,980,563

Interactive Media & Services - 0.7%
IAC/InterActiveCorp*	1,862	405,041
Match Group, Inc.	4,713	317,043

Total Interactive Media & Services		722,084

Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	11,233	443,703

IT Services - 14.6%
Akamai Technologies, Inc.*	8,989	720,378
Black Knight, Inc.*	16,605	998,791
Booz Allen Hamilton Holding Corp.	18,155	1,202,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2019

Investments	Shares	Value
Broadridge Financial Solutions, Inc.	7,063	$901,804
CACI International, Inc. Class A*	5,035	1,030,111
Cognizant Technology Solutions Corp. Class A	13,612	862,865
Euronet Worldwide, Inc.*	4,611	775,755
Fidelity National Information Services, Inc.	9,091	1,115,284
FleetCor Technologies, Inc.*	3,571	1,002,915
Leidos Holdings, Inc.	13,099	1,045,955
MAXIMUS, Inc.	16,970	1,231,004
Total System Services, Inc.	6,591	845,428
VeriSign, Inc.*	3,457	723,066
Visa, Inc. Class A	5,867	1,018,218
Western Union Co. (The)	62,942	1,251,916

Total IT Services		14,725,532

Life Sciences Tools & Services - 0.6%
Waters Corp.*	2,631	566,296

Machinery - 2.9%
AGCO Corp.	6,146	476,745
Allison Transmission Holdings, Inc.	10,493	486,350
Cummins, Inc.	3,443	589,924
Oshkosh Corp.	3,836	320,268
PACCAR, Inc.	7,933	568,479
WABCO Holdings, Inc.*	3,361	445,668

Total Machinery		2,887,434

Media - 5.5%
Cable One, Inc.	679	795,102
CBS Corp. Class B Non-Voting Shares	13,965	696,854
Comcast Corp. Class A	16,237	686,500
Discovery, Inc. Class A*	15,293	469,495
Interpublic Group of Cos., Inc. (The)	29,560	667,760
New York Times Co. (The) Class A	15,133	493,639
Nexstar Media Group, Inc. Class A	5,465	551,965
Omnicom Group, Inc.	9,743	798,439
Sinclair Broadcast Group, Inc. Class A	7,609	408,071

Total Media		5,567,825

Metals & Mining - 1.1%
Nucor Corp.	6,470	356,497
Reliance Steel & Aluminum Co.	4,363	412,827
Steel Dynamics, Inc.	9,877	298,285

Total Metals & Mining		1,067,609

Multi-Utilities - 0.7%
Ameren Corp.	4,594	345,055
DTE Energy Co.	2,872	367,272

Total Multi-Utilities		712,327

Multiline Retail - 1.0%
Kohl’s Corp.	5,811	276,313
Nordstrom, Inc.	8,601	274,028
Target Corp.	4,825	417,893

Total Multiline Retail		968,234

Oil, Gas & Consumable Fuels - 4.9%
Cabot Oil & Gas Corp.	36,432	836,479
Chevron Corp.	9,859	1,226,854
ConocoPhillips	14,770	900,970
CVR Energy, Inc.	14,215	710,608
EQT Corp.	35,094	554,836
HollyFrontier Corp.	15,950	738,166

Total Oil, Gas & Consumable Fuels		4,967,913

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	12,171	551,955
Eli Lilly & Co.	7,235	801,566
Johnson & Johnson	5,834	812,559
Merck & Co., Inc.	10,461	877,155
Nektar Therapeutics*	10,083	358,753

Total Pharmaceuticals		3,401,988

Professional Services - 0.6%
Insperity, Inc.	2,545	310,846
TriNet Group, Inc.*	4,756	322,457

Total Professional Services		633,303

Semiconductors & Semiconductor Equipment - 0.5%
Lam Research Corp.	2,895	543,797

Software - 6.5%
Cadence Design Systems, Inc.*	11,194	792,647
CDK Global, Inc.	19,679	972,930
Citrix Systems, Inc.	13,453	1,320,277
Nuance Communications, Inc.*	49,632	792,623
Oracle Corp.	20,925	1,192,097
Red Hat, Inc.*	2,752	516,716
Synopsys, Inc.*	7,224	929,657

Total Software		6,516,947

Specialty Retail - 1.8%
AutoZone, Inc.*	512	562,928
Best Buy Co., Inc.	4,871	339,655
CarMax, Inc.*	4,447	386,133
O’Reilly Automotive, Inc.*	1,347	497,474

Total Specialty Retail		1,786,190

Textiles, Apparel & Luxury Goods - 0.6%
Deckers Outdoor Corp.*	1,921	338,038
Hanesbrands, Inc.	15,231	262,278

Total Textiles, Apparel & Luxury Goods		600,316

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.*	20,086	263,930
Radian Group, Inc.	13,317	304,293

Total Thrifts & Mortgage Finance		568,223

Tobacco - 0.3%
Altria Group, Inc.	5,917	280,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2019

Investments	Shares	Value
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc.*	15,518	$625,065

Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.*	9,201	682,162

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $97,736,874)		100,600,128
Other Assets less Liabilities - 0.1%		95,965

NET ASSETS - 100.0%		$100,696,093

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 4.9%
Boeing Co. (The)	137,760	$50,146,018
BWX Technologies, Inc.	19,394	1,010,427
Curtiss-Wright Corp.	2,386	303,332
General Dynamics Corp.	71,527	13,005,039
Harris Corp.	24,756	4,682,102
HEICO Corp.	3,005	402,099
HEICO Corp. Class A	3,701	382,572
Hexcel Corp.	13,678	1,106,277
Huntington Ingalls Industries, Inc.	6,650	1,494,521
L3 Technologies, Inc.	14,997	3,676,815
Northrop Grumman Corp.	36,166	11,685,596
Raytheon Co.	66,286	11,525,810
Spirit AeroSystems Holdings, Inc. Class A	7,910	643,637
Textron, Inc.	9,059	480,489
United Technologies Corp.	244,192	31,793,799

Total Aerospace & Defense		132,338,533

Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	31,426	2,650,783
Expeditors International of Washington, Inc.	28,231	2,141,604
FedEx Corp.	39,888	6,549,211
United Parcel Service, Inc. Class B	288,693	29,813,326

Total Air Freight & Logistics		41,154,924

Airlines - 0.7%
Alaska Air Group, Inc.	22,930	1,465,456
American Airlines Group, Inc.	54,093	1,763,973
Delta Air Lines, Inc.	205,919	11,685,903
Southwest Airlines Co.	74,600	3,788,188

Total Airlines		18,703,520

Auto Components - 0.1%
Gentex Corp.	79,797	1,963,804

Automobiles - 1.1%
General Motors Co.	683,345	26,329,283
Harley-Davidson, Inc.	67,086	2,403,691
Thor Industries, Inc.	11,578	676,734

Total Automobiles		29,409,708

Banks - 4.3%
Bank OZK	44,094	1,326,789
Comerica, Inc.	59,032	4,288,085
KeyCorp	546,379	9,698,227
Pinnacle Financial Partners, Inc.	7,282	418,569
Regions Financial Corp.	461,493	6,894,705
Wells Fargo & Co.	1,983,451	93,856,901

Total Banks		116,483,276

Beverages - 3.3%
Brown-Forman Corp. Class A	20,363	1,119,965
Brown-Forman Corp. Class B	55,650	3,084,680
Constellation Brands, Inc. Class A	29,265	5,763,449
Keurig Dr Pepper, Inc.	358,286	10,354,465
PepsiCo, Inc.	521,886	68,434,911

Total Beverages		88,757,470

Biotechnology - 2.3%
AbbVie, Inc.	857,399	62,350,055

Building Products - 0.3%
A.O. Smith Corp.	26,883	1,267,802
Armstrong World Industries, Inc.	9,515	924,858
Fortune Brands Home & Security, Inc.	32,792	1,873,407
Lennox International, Inc.	6,968	1,916,200
Owens Corning	17,410	1,013,262

Total Building Products		6,995,529

Capital Markets - 3.0%
Ameriprise Financial, Inc.	51,761	7,513,627
CBOE Global Markets, Inc.	17,313	1,794,146
Charles Schwab Corp. (The)	189,371	7,610,820
CME Group, Inc.	59,082	11,468,407
E*TRADE Financial Corp.	33,646	1,500,612
Eaton Vance Corp.	48,966	2,111,903
Evercore, Inc. Class A	8,028	711,040
FactSet Research Systems, Inc.	6,353	1,820,516
Franklin Resources, Inc.	158,086	5,501,393
LPL Financial Holdings, Inc.	21,733	1,772,761
MarketAxess Holdings, Inc.	4,454	1,431,605
Morningstar, Inc.	6,088	880,568
MSCI, Inc.	17,191	4,105,039
Northern Trust Corp.	59,537	5,358,330
Raymond James Financial, Inc.	28,541	2,413,141
S&P Global, Inc.	35,940	8,186,772
SEI Investments Co.	18,486	1,037,065
T. Rowe Price Group, Inc.	80,356	8,815,857
TD Ameritrade Holding Corp.	153,142	7,644,849

Total Capital Markets		81,678,451

Chemicals - 2.1%
Air Products & Chemicals, Inc.	72,356	16,379,228
Celanese Corp.	35,752	3,854,066
Chemours Co. (The)	55,921	1,342,104
Eastman Chemical Co.	44,987	3,501,338
Ecolab, Inc.	36,955	7,296,395
FMC Corp.	17,541	1,455,026
International Flavors & Fragrances, Inc.(a)	27,216	3,948,769
NewMarket Corp.	1,550	621,457
Olin Corp.	59,965	1,313,833
PPG Industries, Inc.	48,419	5,650,982
RPM International, Inc.	36,868	2,253,003
Scotts Miracle-Gro Co. (The)	19,985	1,968,523
Sherwin-Williams Co. (The)	9,903	4,538,446
W.R. Grace & Co.	15,375	1,170,191
Westlake Chemical Corp.	19,070	1,324,602

Total Chemicals		56,617,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2019

Investments	Shares	Value
Commercial Services & Supplies - 1.0%
Cintas Corp.	16,440	$3,901,048
Healthcare Services Group, Inc.	13,015	394,615
MSA Safety, Inc.	9,279	977,914
Republic Services, Inc.	76,754	6,649,966
Rollins, Inc.	45,887	1,645,967
Tetra Tech, Inc.	4,999	392,671
Waste Management, Inc.	102,047	11,773,162

Total Commercial Services & Supplies		25,735,343

Communications Equipment - 0.0%
Ubiquiti Networks, Inc.	6,390	840,285

Construction & Engineering - 0.0%
EMCOR Group, Inc.	2,995	263,860
Fluor Corp.	30,461	1,026,231

Total Construction & Engineering		1,290,091

Construction Materials - 0.2%
Eagle Materials, Inc.	3,419	316,941
Martin Marietta Materials, Inc.	8,800	2,024,968
Vulcan Materials Co.	16,924	2,323,835

Total Construction Materials		4,665,744

Consumer Finance - 0.9%
American Express Co.	144,048	17,781,285
Discover Financial Services	99,232	7,699,411

Total Consumer Finance		25,480,696

Containers & Packaging - 0.4%
AptarGroup, Inc.	13,049	1,622,513
Avery Dennison Corp.	18,625	2,154,540
Graphic Packaging Holding Co.	124,782	1,744,453
Packaging Corp. of America	33,851	3,226,677
Sealed Air Corp.	37,495	1,604,036

Total Containers & Packaging		10,352,219

Distributors - 0.1%
Pool Corp.	7,076	1,351,516

Diversified Consumer Services - 0.1%
Service Corp. International	39,377	1,842,056

Diversified Telecommunication Services - 4.2%
Verizon Communications, Inc.	1,989,059	113,634,941

Electrical Equipment - 1.0%
Acuity Brands, Inc.	2,039	281,198
AMETEK, Inc.	25,809	2,344,490
Emerson Electric Co.	234,841	15,668,592
EnerSys	2,890	197,965
Hubbell, Inc.	20,767	2,708,017
Rockwell Automation, Inc.	34,027	5,574,643

Total Electrical Equipment		26,774,905

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	33,743	3,237,303
CDW Corp.	20,455	2,270,505
Cognex Corp.	10,277	493,090
Dolby Laboratories, Inc. Class A	8,871	573,067
Littelfuse, Inc.	2,299	406,716
National Instruments Corp.	17,713	743,769

Total Electronic Equipment, Instruments & Components		7,724,450

Entertainment - 1.7%
Activision Blizzard, Inc.	55,371	2,613,511
Cinemark Holdings, Inc.	50,911	1,837,887
Walt Disney Co. (The)	294,768	41,161,403
World Wrestling Entertainment, Inc. Class A	1,579	114,020

Total Entertainment		45,726,821

Equity Real Estate Investment Trusts (REITs) - 0.1%
Ryman Hospitality Properties, Inc.	29,189	2,366,936

Food & Staples Retailing - 1.1%
Casey’s General Stores, Inc.	4,449	693,999
Costco Wholesale Corp.	53,699	14,190,498
Kroger Co. (The)	158,874	3,449,155
Sysco Corp.	141,783	10,026,894

Total Food & Staples Retailing		28,360,546

Food Products - 1.9%
Flowers Foods, Inc.	94,366	2,195,897
General Mills, Inc.	354,450	18,615,714
Hershey Co. (The)	45,408	6,086,034
Hormel Foods Corp.	122,089	4,949,488
Kellogg Co.	139,083	7,450,676
Lancaster Colony Corp.	6,238	926,967
McCormick & Co., Inc. Non-Voting Shares	23,508	3,643,975
Tyson Foods, Inc. Class A	91,001	7,347,421

Total Food Products		51,216,172

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	315,423	26,527,074
Baxter International, Inc.	73,752	6,040,289
Becton, Dickinson and Co.	38,761	9,768,160
Cantel Medical Corp.	962	77,576
Cooper Cos., Inc. (The)	768	258,731
Danaher Corp.	53,331	7,622,066
Hill-Rom Holdings, Inc.	2,859	299,109
ResMed, Inc.	22,688	2,768,617
Stryker Corp.	47,844	9,835,769
Teleflex, Inc.	3,865	1,279,895
West Pharmaceutical Services, Inc.	7,263	908,964

Total Health Care Equipment & Supplies		65,386,250

Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	43,859	3,739,418
Anthem, Inc.	33,102	9,341,716
Chemed Corp.	824	297,332
Cigna Corp.	1,230	193,787
CVS Health Corp.	401,000	21,850,490
Encompass Health Corp.	20,811	1,318,585
Humana, Inc.	9,751	2,586,940
UnitedHealth Group, Inc.	148,847	36,320,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2019

Investments	Shares	Value
Universal Health Services, Inc. Class B	2,847	$371,220

Total Health Care Providers & Services		76,019,645

Hotels, Restaurants & Leisure - 2.6%
Aramark	41,520	1,497,211
Cracker Barrel Old Country Store, Inc.(a)	10,070	1,719,251
Darden Restaurants, Inc.	43,403	5,283,447
Hyatt Hotels Corp. Class A	9,583	729,554
Las Vegas Sands Corp.	486,972	28,775,176
Marriott Vacations Worldwide Corp.	8,592	828,269
Starbucks Corp.	313,940	26,317,590
Texas Roadhouse, Inc.	13,117	703,989
Wendy’s Co. (The)	70,056	1,371,696
Wyndham Destinations, Inc.	39,374	1,728,519

Total Hotels, Restaurants & Leisure		68,954,702

Household Durables - 0.3%
D.R. Horton, Inc.	76,032	3,279,260
Leggett & Platt, Inc.	54,193	2,079,385
Lennar Corp. Class A	21,067	1,020,907
PulteGroup, Inc.	52,702	1,666,437
Toll Brothers, Inc.	14,640	536,117

Total Household Durables		8,582,106

Household Products - 3.7%
Church & Dwight Co., Inc.	40,895	2,987,789
Clorox Co. (The)	31,130	4,766,314
Procter & Gamble Co. (The)	843,219	92,458,963

Total Household Products		100,213,066

Industrial Conglomerates - 2.6%
3M Co.	184,130	31,917,094
Carlisle Cos., Inc.	13,701	1,923,758
Honeywell International, Inc.	203,356	35,503,924

Total Industrial Conglomerates		69,344,776

Insurance - 1.1%
Brown & Brown, Inc.	44,854	1,502,609
Erie Indemnity Co. Class A	14,418	3,666,209
Marsh & McLennan Cos., Inc.	113,808	11,352,348
Selective Insurance Group, Inc.	4,094	306,600
Torchmark Corp.	12,595	1,126,749
Travelers Cos., Inc. (The)	79,237	11,847,516

Total Insurance		29,802,031

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.	18,958	2,521,983

IT Services - 5.3%
Alliance Data Systems Corp.	4,700	658,611
Automatic Data Processing, Inc.	100,722	16,652,368
Booz Allen Hamilton Holding Corp.	27,866	1,845,008
Broadridge Financial Solutions, Inc.	22,300	2,847,264
Cognizant Technology Solutions Corp. Class A	61,500	3,898,485
Global Payments, Inc.	3,680	589,278
International Business Machines Corp.	467,975	64,533,753
Jack Henry & Associates, Inc.	10,736	1,437,765
MasterCard, Inc. Class A	51,908	13,731,223
MAXIMUS, Inc.	13,998	1,015,415
Paychex, Inc.	124,520	10,246,751
Sabre Corp.	48,263	1,071,439
Total System Services, Inc.	14,597	1,872,357
Visa, Inc. Class A	128,799	22,353,066

Total IT Services		142,752,783

Leisure Products - 0.3%
Brunswick Corp.	10,270	471,290
Hasbro, Inc.	45,554	4,814,147
Polaris Industries, Inc.	18,669	1,703,173

Total Leisure Products		6,988,610

Life Sciences Tools & Services - 0.1%
Bio-Techne Corp.	5,056	1,054,125
Bruker Corp.	11,007	549,800
PerkinElmer, Inc.	4,951	476,979

Total Life Sciences Tools & Services		2,080,904

Machinery - 3.8%
AGCO Corp.	15,445	1,198,069
Allison Transmission Holdings, Inc.	12,796	593,095
Caterpillar, Inc.	182,046	24,811,049
Crane Co.	14,528	1,212,216
Cummins, Inc.	62,186	10,654,949
Deere & Co.	64,949	10,762,699
Donaldson Co., Inc.	24,997	1,271,347
Dover Corp.	45,071	4,516,114
Fortive Corp.	20,242	1,650,128
Graco, Inc.	32,051	1,608,319
IDEX Corp.	13,855	2,385,000
Illinois Tool Works, Inc.	115,140	17,364,263
ITT, Inc.	13,179	862,961
Lincoln Electric Holdings, Inc.	18,406	1,515,182
Nordson Corp.	8,607	1,216,255
Oshkosh Corp.	13,450	1,122,941
Parker-Hannifin Corp.	28,401	4,828,454
Snap-on, Inc.	17,432	2,887,436
Stanley Black & Decker, Inc.	35,545	5,140,162
Toro Co. (The)	21,183	1,417,143
Trinity Industries, Inc.	49,194	1,020,776
Wabtec Corp.	12,433	892,192
Woodward, Inc.	5,312	601,106
Xylem, Inc.	29,484	2,466,042

Total Machinery		101,997,898

Media - 2.0%
Cable One, Inc.	284	332,561
CBS Corp. Class B Non-Voting Shares	49,687	2,479,381
Comcast Corp. Class A	1,081,454	45,723,875
Fox Corp. Class A	31,349	1,148,627
Fox Corp. Class B	24,431	892,465
Interpublic Group of Cos., Inc. (The)	164,017	3,705,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2019

Investments	Shares	Value
Nexstar Media Group, Inc. Class A	6,011	$607,111

Total Media		54,889,164

Multiline Retail - 1.0%
Dollar General Corp.	36,265	4,901,578
Nordstrom, Inc.	45,684	1,455,492
Target Corp.	227,656	19,717,286

Total Multiline Retail		26,074,356

Oil, Gas & Consumable Fuels - 6.6%
EQT Corp.	24,039	380,057
Exxon Mobil Corp.	1,654,923	126,816,749
Marathon Petroleum Corp.	235,430	13,155,828
PBF Energy, Inc. Class A	39,824	1,246,491
Phillips 66	193,754	18,123,749
Valero Energy Corp.	207,119	17,731,458

Total Oil, Gas & Consumable Fuels		177,454,332

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The) Class A	34,066	6,237,825
Nu Skin Enterprises, Inc. Class A	12,599	621,383

Total Personal Products		6,859,208

Pharmaceuticals - 2.1%
Bristol-Myers Squibb Co.	566,682	25,699,029
Eli Lilly & Co.	243,029	26,925,183
Zoetis, Inc.	34,214	3,882,947

Total Pharmaceuticals		56,507,159

Professional Services - 0.1%
Insperity, Inc.	2,343	286,174
Robert Half International, Inc.	30,901	1,761,666

Total Professional Services		2,047,840

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	4,929	693,461

Road & Rail - 2.2%
CSX Corp.	131,956	10,209,436
JB Hunt Transport Services, Inc.	12,905	1,179,646
Knight-Swift Transportation Holdings, Inc.	7,570	248,599
Landstar System, Inc.	5,344	577,098
Norfolk Southern Corp.	67,349	13,424,676
Old Dominion Freight Line, Inc.	3,745	558,979
Ryder System, Inc.	22,923	1,336,411
Union Pacific Corp.	188,588	31,892,117

Total Road & Rail		59,426,962

Semiconductors & Semiconductor Equipment - 5.5%
Analog Devices, Inc.	83,350	9,407,715
Applied Materials, Inc.	225,907	10,145,483
Cabot Microelectronics Corp.	2,412	265,513
Intel Corp.	1,120,225	53,625,171
KLA-Tencor Corp.	50,622	5,983,520
Lam Research Corp.	49,681	9,332,079
Maxim Integrated Products, Inc.	90,228	5,397,439
Microchip Technology, Inc.(a)	42,585	3,692,120
MKS Instruments, Inc.	5,171	402,769
Monolithic Power Systems, Inc.	4,604	625,131
NVIDIA Corp.	26,202	4,303,154
Skyworks Solutions, Inc.	38,469	2,972,500
Texas Instruments, Inc.	308,244	35,374,081
Universal Display Corp.	2,377	447,019
Xilinx, Inc.	43,476	5,126,690

Total Semiconductors & Semiconductor Equipment		147,100,384

Software - 5.5%
Citrix Systems, Inc.	15,205	1,492,219
Intuit, Inc.	25,478	6,658,166
Microsoft Corp.	1,021,933	136,898,144
Pegasystems, Inc.	3,906	278,146
Symantec Corp.	70,046	1,524,201

Total Software		146,850,876

Specialty Retail - 4.5%
Aaron’s, Inc.	4,948	303,857
Advance Auto Parts, Inc.	2,880	443,923
American Eagle Outfitters, Inc.	43,181	729,759
Best Buy Co., Inc.	100,423	7,002,496
Foot Locker, Inc.	29,065	1,218,405
Gap, Inc. (The)	134,770	2,421,817
Home Depot, Inc. (The)	306,809	63,807,068
Lowe’s Cos., Inc.	191,476	19,321,843
Ross Stores, Inc.	51,856	5,139,967
Tiffany & Co.	32,476	3,041,052
TJX Cos., Inc. (The)	248,312	13,130,738
Tractor Supply Co.	22,971	2,499,245
Williams-Sonoma, Inc.	31,937	2,075,905

Total Specialty Retail		121,136,075

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	654,797	129,597,422
NetApp, Inc.	58,301	3,597,172

Total Technology Hardware, Storage & Peripherals		133,194,594

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	12,044	1,174,772
Columbia Sportswear Co.	10,720	1,073,715
NIKE, Inc. Class B	178,802	15,010,428
PVH Corp.	4,161	393,797
Tapestry, Inc.	117,960	3,742,871

Total Textiles, Apparel & Luxury Goods		21,395,583

Tobacco - 2.3%
Altria Group, Inc.	1,300,115	61,560,445

Trading Companies & Distributors - 0.4%
Fastenal Co.	204,605	6,668,077
GATX Corp.	5,372	425,946
MSC Industrial Direct Co., Inc. Class A	15,047	1,117,390
W.W. Grainger, Inc.	13,382	3,589,454

Total Trading Companies & Distributors		11,800,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2019

Investments	Shares	Value
TOTAL COMMON STOCKS (Cost: $2,302,449,734)		$2,685,452,014

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(b) (Cost: $1,294,870)(c)	1,294,870	1,294,870

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,303,744,604)		2,686,746,884
Other Assets less Liabilities - 0.1%		1,579,877

NET ASSETS - 100.0%		$2,688,326,761

(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(c)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,888,543 and the total market value of the collateral held by the Fund was $6,051,463. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,756,593.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 3.9%
Curtiss-Wright Corp.	2,303	$292,780
Huntington Ingalls Industries, Inc.	943	211,930
Raytheon Co.	1,723	299,595
Spirit AeroSystems Holdings, Inc. Class A	4,183	340,371
Textron, Inc.	6,898	365,870

Total Aerospace & Defense		1,510,546

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	3,543	298,852

Airlines - 0.9%
Delta Air Lines, Inc.	3,028	171,839
Southwest Airlines Co.	3,448	175,089

Total Airlines		346,928

Auto Components - 2.1%
Gentex Corp.	33,021	812,647

Banks - 4.6%
Bank of America Corp.	10,498	304,442
First Citizens BancShares, Inc. Class A	475	213,878
JPMorgan Chase & Co.	1,909	213,426
M&T Bank Corp.	1,825	310,378
PacWest Bancorp	10,181	395,328
Sterling Bancorp	6,530	138,959
Zions Bancorp NA	5,056	232,475

Total Banks		1,808,886

Beverages - 0.7%
PepsiCo, Inc.	2,112	276,946

Biotechnology - 3.2%
AbbVie, Inc.	2,863	208,197
Amgen, Inc.	4,083	752,415
Biogen, Inc.*	402	94,016
Gilead Sciences, Inc.	3,131	211,531

Total Biotechnology		1,266,159

Building Products - 0.8%
A.O. Smith Corp.	2,367	111,628
Masco Corp.	4,972	195,101

Total Building Products		306,729

Capital Markets - 2.4%
FactSet Research Systems, Inc.	464	132,964
LPL Financial Holdings, Inc.	3,015	245,934
S&P Global, Inc.	628	143,052
T. Rowe Price Group, Inc.	3,626	397,808

Total Capital Markets		919,758

Chemicals - 3.3%
Celanese Corp.	2,872	309,602
CF Industries Holdings, Inc.	5,022	234,578
Chemours Co. (The)	15,478	371,472
Huntsman Corp.	11,082	226,516
NewMarket Corp.	342	137,121

Total Chemicals		1,279,289

Communications Equipment - 3.1%
Cisco Systems, Inc.	14,381	787,072
F5 Networks, Inc.*	1,111	161,795
Ubiquiti Networks, Inc.	1,943	255,504

Total Communications Equipment		1,204,371

Construction & Engineering - 0.6%
Quanta Services, Inc.	5,839	222,991

Consumer Finance - 3.9%
American Express Co.	2,285	282,060
Discover Financial Services	10,083	782,340
Synchrony Financial	13,661	473,627

Total Consumer Finance		1,538,027

Containers & Packaging - 0.4%
International Paper Co.	3,318	143,736

Diversified Consumer Services - 0.3%
H&R Block, Inc.	4,234	124,056

Diversified Financial Services - 1.3%
Voya Financial, Inc.	8,926	493,608

Electrical Equipment - 0.7%
Emerson Electric Co.	4,360	290,899

Electronic Equipment, Instruments & Components - 1.1%
Avnet, Inc.	6,821	308,787
CDW Corp.	1,005	111,555

Total Electronic Equipment, Instruments & Components		420,342

Equity Real Estate Investment Trusts (REITs) - 5.1%
EPR Properties	4,554	339,683
Healthcare Trust of America, Inc. Class A	13,029	357,386
Host Hotels & Resorts, Inc.	14,524	264,627
Liberty Property Trust	4,239	212,120
Life Storage, Inc.	2,693	256,050
Medical Properties Trust, Inc.	14,566	254,031
SL Green Realty Corp.	3,716	298,655

Total Equity Real Estate Investment Trusts (REITs)		1,982,552

Food & Staples Retailing - 1.3%
Kroger Co. (The)	12,712	275,978
Sysco Corp.	3,392	239,882

Total Food & Staples Retailing		515,860

Food Products - 1.2%
Ingredion, Inc.	4,579	377,722
Kraft Heinz Co. (The)	3,222	100,011

Total Food Products		477,733

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	4,515	369,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2019

Investments	Shares	Value
Haemonetics Corp.*	1,489	$179,186

Total Health Care Equipment & Supplies		548,965

Health Care Providers & Services - 0.9%
HCA Healthcare, Inc.	968	130,845
Humana, Inc.	405	107,446
UnitedHealth Group, Inc.	412	100,532

Total Health Care Providers & Services		338,823

Hotels, Restaurants & Leisure - 4.2%
Hyatt Hotels Corp. Class A	10,337	786,956
McDonald’s Corp.	758	157,406
Starbucks Corp.	4,303	360,721
Yum! Brands, Inc.	3,008	332,895

Total Hotels, Restaurants & Leisure		1,637,978

Household Durables - 2.6%
NVR, Inc.*	107	360,617
PulteGroup, Inc.	6,721	212,518
Toll Brothers, Inc.	11,616	425,378

Total Household Durables		998,513

Household Products - 0.5%
Clorox Co. (The)	559	85,589
Colgate-Palmolive Co.	1,433	102,703

Total Household Products		188,292

Independent Power & Renewable Electricity Producers - 1.8%
AES Corp.	11,471	192,254
NRG Energy, Inc.	15,140	531,717

Total Independent Power & Renewable Electricity Producers		723,971

Insurance - 3.7%
Aflac, Inc.	3,206	175,721
Allstate Corp. (The)	1,730	175,924
Fidelity National Financial, Inc.	5,227	210,648
Loews Corp.	4,993	272,967
Old Republic International Corp.	11,372	254,505
Primerica, Inc.	1,166	139,862
Progressive Corp. (The)	2,465	197,027

Total Insurance		1,426,654

Internet & Direct Marketing Retail - 1.4%
eBay, Inc.	13,414	529,853

IT Services - 3.8%
Booz Allen Hamilton Holding Corp.	3,772	249,744
Broadridge Financial Solutions, Inc.	887	113,252
Cognizant Technology Solutions Corp. Class A	3,881	246,017
DXC Technology Co.	1,985	109,473
Fiserv, Inc.*	3,701	337,383
FleetCor Technologies, Inc.*	901	253,046
Leidos Holdings, Inc.	2,083	166,327

Total IT Services		1,475,242

Life Sciences Tools & Services - 0.5%
Waters Corp.*	920	198,021

Machinery - 3.8%
Allison Transmission Holdings, Inc.	7,076	327,973
Caterpillar, Inc.	1,824	248,593
Cummins, Inc.	2,600	445,484
Oshkosh Corp.	2,697	225,172
Parker-Hannifin Corp.	878	149,269
Snap-on, Inc.	602	99,715

Total Machinery		1,496,206

Media - 1.5%
CBS Corp. Class B Non-Voting Shares	2,485	124,002
Comcast Corp. Class A	3,508	148,318
Omnicom Group, Inc.	4,042	331,242

Total Media		603,562

Metals & Mining - 2.4%
Nucor Corp.	9,258	510,116
Reliance Steel & Aluminum Co.	3,598	340,442
Steel Dynamics, Inc.	3,489	105,368

Total Metals & Mining		955,926

Multiline Retail - 0.3%
Kohl’s Corp.	2,337	111,124

Oil, Gas & Consumable Fuels - 4.4%
Cabot Oil & Gas Corp.	7,479	171,718
Chevron Corp.	1,914	238,178
ConocoPhillips	2,205	134,505
CVR Energy, Inc.	7,893	394,571
Occidental Petroleum Corp.	2,234	112,326
Phillips 66	7,082	662,450

Total Oil, Gas & Consumable Fuels		1,713,748

Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	2,520	114,282
Eli Lilly & Co.	1,724	191,002
Johnson & Johnson	1,501	209,059
Merck & Co., Inc.	5,358	449,268
Pfizer, Inc.	5,526	239,387

Total Pharmaceuticals		1,202,998

Professional Services - 0.4%
Robert Half International, Inc.	2,693	153,528

Road & Rail - 1.1%
CSX Corp.	5,604	433,581

Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	11,399	511,929
Intel Corp.	3,628	173,672
Lam Research Corp.	2,839	533,278
Skyworks Solutions, Inc.	3,573	276,086

Total Semiconductors & Semiconductor Equipment		1,494,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2019

Investments	Shares	Value
Software - 6.7%
CDK Global, Inc.	16,027	$792,375
Citrix Systems, Inc.	6,526	640,462
Fair Isaac Corp.*	920	288,898
Oracle Corp.	15,708	894,885

Total Software		2,616,620

Specialty Retail - 5.6%
AutoZone, Inc.*	514	565,127
Best Buy Co., Inc.	6,845	477,302
CarMax, Inc.*	2,313	200,838
Foot Locker, Inc.	3,565	149,445
Home Depot, Inc. (The)	926	192,580
Lowe’s Cos., Inc.	1,693	170,841
Ross Stores, Inc.	1,616	160,178
TJX Cos., Inc. (The)	4,984	263,554

Total Specialty Retail		2,179,865

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	1,898	375,652
HP, Inc.	10,328	214,719
NetApp, Inc.	4,005	247,109

Total Technology Hardware, Storage & Peripherals		837,480

Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.	1,728	168,549
NIKE, Inc. Class B	1,770	148,592
Ralph Lauren Corp.	1,465	166,409

Total Textiles, Apparel & Luxury Goods		483,550

Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp.*	6,074	79,812

Tobacco - 0.8%
Altria Group, Inc.	2,362	111,840
Philip Morris International, Inc.	2,341	183,839

Total Tobacco		295,679

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $35,411,573)		38,965,871
Other Assets less Liabilities - 0.1%		49,296

NET ASSETS - 100.0%		$39,015,167

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 0.6%
AAR Corp.	33,380	$1,228,050
Cubic Corp.	21,480	1,385,030
Moog, Inc. Class A	60,368	5,651,049
National Presto Industries, Inc.	10,275	958,555
Triumph Group, Inc.	106,829	2,446,384

Total Aerospace & Defense		11,669,068

Air Freight & Logistics - 0.2%
Forward Air Corp.	53,396	3,158,373

Airlines - 0.5%
Allegiant Travel Co.	54,359	7,800,516
Hawaiian Holdings, Inc.	118,786	3,258,300

Total Airlines		11,058,816

Auto Components - 1.6%
Cooper Tire & Rubber Co.	97,937	3,089,912
Dana, Inc.	624,843	12,459,370
LCI Industries	141,413	12,727,170
Standard Motor Products, Inc.	55,446	2,513,922
Strattec Security Corp.	9,602	231,408
Superior Industries International, Inc.	262,085	906,814
Tower International, Inc.	55,886	1,089,777

Total Auto Components		33,018,373

Automobiles - 0.2%
Winnebago Industries, Inc.	96,203	3,718,246

Banks - 7.0%
1st Constitution Bancorp	4,746	87,659
1st Source Corp.	24,806	1,150,998
ACNB Corp.	9,466	374,570
Amalgamated Bank Class A	14,355	250,495
American National Bankshares, Inc.	12,989	503,324
Ameris Bancorp	19,671	770,906
Ames National Corp.	22,332	605,197
Arrow Financial Corp.	19,199	666,781
Atlantic Union Bankshares Corp.	104,849	3,704,315
Banc of California, Inc.	89,891	1,255,777
BancFirst Corp.	31,102	1,731,137
Bank First National Corp.	1,368	94,337
Bank of Commerce Holdings	9,243	98,808
Bank of Marin Bancorp	12,955	531,414
Bank of Princeton (The)	12,472	374,160
BankFinancial Corp.	20,208	282,710
Bankwell Financial Group, Inc.	11,925	342,247
Banner Corp.	40,226	2,178,238
Bar Harbor Bankshares	22,989	611,277
BCB Bancorp, Inc.	54,802	759,008
Berkshire Hills Bancorp, Inc.	79,112	2,483,326
Boston Private Financial Holdings, Inc.	153,218	1,849,341
Bridge Bancorp, Inc.	27,956	823,584
Brookline Bancorp, Inc.	96,483	1,483,909
Bryn Mawr Bank Corp.	23,620	881,498
Business First Bancshares, Inc.(a)	8,159	207,647
C&F Financial Corp.	4,003	218,604
Cadence BanCorp	184,310	3,833,648
Cambridge Bancorp(a)	697	56,805
Camden National Corp.	17,467	801,211
Capital City Bank Group, Inc.	10,669	265,125
Capstar Financial Holdings, Inc.	29,712	450,137
Carolina Financial Corp.	3,028	106,253
CenterState Bank Corp.	74,744	1,721,354
Central Pacific Financial Corp.	37,241	1,115,740
Central Valley Community Bancorp	8,246	177,042
Century Bancorp, Inc. Class A	1,113	97,833
Chemung Financial Corp.	4,838	233,869
Citizens & Northern Corp.	25,205	663,648
City Holding Co.	21,812	1,663,383
Civista Bancshares, Inc.	11,367	255,189
CNB Financial Corp.	18,413	519,983
Codorus Valley Bancorp, Inc.	8,410	193,430
Columbia Banking System, Inc.	85,042	3,076,820
Community Financial Corp. (The)	2,577	86,922
Community Trust Bancorp, Inc.	25,742	1,088,629
ConnectOne Bancorp, Inc.	33,910	768,401
County Bancorp, Inc.(a)	19,184	327,855
DNB Financial Corp.(a)	1,692	75,243
Enterprise Bancorp, Inc.	9,290	294,586
Enterprise Financial Services Corp.	7,832	325,811
Evans Bancorp, Inc.	5,080	191,668
Farmers National Banc Corp.	5,777	85,673
FB Financial Corp.	6,972	255,175
Fidelity Southern Corp.	32,309	1,000,610
Financial Institutions, Inc.	22,057	642,962
First Bancorp	13,322	485,187
First Bancorp, Inc.	17,444	468,371
First Bancshares, Inc. (The)	2,576	78,156
First Bank	4,761	55,894
First Busey Corp.	61,210	1,616,556
First Business Financial Services, Inc.	11,132	261,602
First Choice Bancorp(a)	21,916	498,370
First Commonwealth Financial Corp.	113,172	1,524,427
First Community Bankshares, Inc.	22,006	742,923
First Community Corp.	5,019	92,902
First Financial Bancorp	122,937	2,977,534
First Financial Corp.	14,547	584,208
First Financial Northwest, Inc.	10,497	148,533
First Guaranty Bancshares, Inc.	8,676	180,895
First Internet Bancorp	22,202	478,231
First Interstate BancSystem, Inc. Class A	47,354	1,875,692
First Merchants Corp.	49,543	1,877,680
First Mid Bancshares, Inc.	9,536	332,997
First Midwest Bancorp, Inc.	107,986	2,210,473
First Northwest Bancorp	24,384	396,240
First of Long Island Corp. (The)	48,093	965,707
Flushing Financial Corp.	54,832	1,217,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2019

Investments	Shares	Value
German American Bancorp, Inc.	18,533	$558,214
Great Southern Bancorp, Inc.	13,605	814,259
Great Western Bancorp, Inc.	72,954	2,605,917
Guaranty Bancshares, Inc.	9,268	288,698
Hanmi Financial Corp.	75,989	1,692,275
Hawthorn Bancshares, Inc.	4,324	115,889
Heartland Financial USA, Inc.	14,530	649,927
Heritage Commerce Corp.	52,468	642,733
Heritage Financial Corp.	27,373	808,598
Hilltop Holdings, Inc.	71,443	1,519,593
Hope Bancorp, Inc.	267,790	3,690,146
Horizon Bancorp, Inc.	39,167	639,989
Independent Bank Corp.	54,030	3,080,620
Independent Bank Group, Inc.	31,899	1,753,169
International Bancshares Corp.	64,312	2,425,206
Lakeland Bancorp, Inc.	67,423	1,088,881
Lakeland Financial Corp.	22,024	1,031,384
LCNB Corp.	46,130	876,470
LegacyTexas Financial Group, Inc.	51,672	2,103,567
Level One Bancorp, Inc.(a)	9,511	237,680
Live Oak Bancshares, Inc.(a)	22,991	394,296
Macatawa Bank Corp.	34,140	350,276
MBT Financial Corp.	28,168	282,243
Mercantile Bank Corp.	20,204	658,246
Mid Penn Bancorp, Inc.	12,489	311,601
Middlefield Banc Corp.	3,662	150,142
Midland States Bancorp, Inc.	49,745	1,329,186
MidSouth Bancorp, Inc.	3,126	37,043
MidWestOne Financial Group, Inc.	31,663	885,297
MutualFirst Financial, Inc.	7,215	245,599
National Bank Holdings Corp. Class A	26,562	964,201
National Bankshares, Inc.	1,841	71,670
NBT Bancorp, Inc.	50,814	1,906,033
Northrim BanCorp, Inc.	9,283	331,032
Norwood Financial Corp.	8,558	297,904
OFG Bancorp	37,458	890,377
Old Line Bancshares, Inc.	2,255	60,006
Old National Bancorp	192,431	3,192,430
Old Point Financial Corp.	3,740	82,467
Old Second Bancorp, Inc.	6,136	78,357
Opus Bank	46,378	979,040
Origin Bancorp, Inc.	5,757	189,981
Orrstown Financial Services, Inc.	21,564	474,192
Park National Corp.	28,585	2,841,063
Parke Bancorp, Inc.	9,620	230,399
Peapack Gladstone Financial Corp.	5,322	149,655
Penns Woods Bancorp, Inc.	10,161	459,785
People’s Utah Bancorp	2,147	63,122
Peoples Bancorp of North Carolina, Inc.	4,072	122,364
Peoples Bancorp, Inc.	26,700	861,342
Peoples Financial Services Corp.	10,099	454,354
Plumas Bancorp	3,010	73,143
Preferred Bank	10,508	496,503
Premier Financial Bancorp, Inc.	19,868	298,020
QCR Holdings, Inc.	3,569	124,451
RBB Bancorp	12,436	240,512
Reliant Bancorp, Inc.(a)	4,368	103,216
Renasant Corp.	65,240	2,344,726
Republic Bancorp, Inc. Class A	21,504	1,069,824
S&T Bancorp, Inc.	35,544	1,332,189
Sandy Spring Bancorp, Inc.	50,980	1,778,182
SB One Bancorp	2,616	58,468
ServisFirst Bancshares, Inc.	28,948	991,758
Shore Bancshares, Inc.	8,089	132,174
Sierra Bancorp	18,004	488,268
Simmons First National Corp. Class A	93,906	2,184,254
South State Corp.	39,239	2,890,737
Southern National Bancorp of Virginia, Inc.	26,267	402,148
Southside Bancshares, Inc.	51,539	1,668,833
Stock Yards Bancorp, Inc.	34,512	1,247,609
Summit Financial Group, Inc.	10,251	275,239
Tompkins Financial Corp.	18,682	1,524,451
Towne Bank	74,502	2,032,415
TriCo Bancshares	26,311	994,556
Trustmark Corp.	90,405	3,005,966
Two River Bancorp	4,170	59,881
Union Bankshares, Inc.(a)	5,822	215,472
United Community Banks, Inc.	96,996	2,770,206
Unity Bancorp, Inc.	6,252	141,920
Univest Financial Corp.	39,994	1,050,242
Washington Trust Bancorp, Inc.	26,597	1,387,831
WesBanco, Inc.	63,351	2,442,181
West Bancorporation, Inc.	44,539	945,118
Westamerica Bancorporation	31,218	1,923,341

Total Banks		146,426,872

Beverages - 0.1%
Coca-Cola Consolidated, Inc.	5,684	1,700,937
MGP Ingredients, Inc.(a)	13,757	912,227

Total Beverages		2,613,164

Building Products - 1.3%
AAON, Inc.	68,288	3,426,692
Advanced Drainage Systems, Inc.	108,052	3,543,025
Apogee Enterprises, Inc.	80,929	3,515,556
Griffon Corp.	194,153	3,285,069
Insteel Industries, Inc.	15,313	318,817
Quanex Building Products Corp.	122,168	2,307,753
Simpson Manufacturing Co., Inc.	110,099	7,317,179
Universal Forest Products, Inc.	118,103	4,495,000

Total Building Products		28,209,091

Capital Markets - 2.3%
Ares Management Corp. Class A	213,532	5,588,133
Artisan Partners Asset Management, Inc. Class A	238,216	6,555,704
Associated Capital Group, Inc. Class A	907	33,922
B. Riley Financial, Inc.	25,369	529,197
Cohen & Steers, Inc.	72,121	3,709,904
Diamond Hill Investment Group, Inc.	6,258	886,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2019

Investments	Shares	Value
Federated Investors, Inc. Class B	185,257	$6,020,853
GAIN Capital Holdings, Inc.(a)	74,263	306,706
GAMCO Investors, Inc. Class A	5,293	101,467
Greenhill & Co., Inc.	16,809	228,434
Hamilton Lane, Inc. Class A	26,784	1,528,295
Houlihan Lokey, Inc.	40,562	1,806,226
Ladenburg Thalmann Financial Services, Inc.	122,270	419,386
Legg Mason, Inc.	195,444	7,481,596
Moelis & Co. Class A	96,219	3,362,854
Oppenheimer Holdings, Inc. Class A	12,648	344,279
Piper Jaffray Cos.	13,965	1,037,181
PJT Partners, Inc. Class A	4,385	177,680
Pzena Investment Management, Inc. Class A	11,720	100,675
Silvercrest Asset Management Group, Inc. Class A	15,807	221,772
Virtu Financial, Inc. Class A	164,194	3,576,145
Virtus Investment Partners, Inc.	9,127	980,240
Waddell & Reed Financial, Inc. Class A	170,108	2,835,700
Westwood Holdings Group, Inc.	23,125	814,000

Total Capital Markets		48,647,233

Chemicals - 4.3%
Advanced Emissions Solutions, Inc.(a)	280,831	3,549,704
American Vanguard Corp.	15,325	236,158
Balchem Corp.	24,286	2,427,871
Cabot Corp.	262,104	12,504,982
Chase Corp.	10,205	1,098,466
FutureFuel Corp.	99,981	1,168,778
H.B. Fuller Co.	109,064	5,060,570
Hawkins, Inc.	34,458	1,495,822
Innophos Holdings, Inc.	224,943	6,548,091
Innospec, Inc.	47,679	4,350,232
Kronos Worldwide, Inc.	1,033,436	15,832,239
Minerals Technologies, Inc.	18,339	981,320
PolyOne Corp.	316,216	9,926,020
Quaker Chemical Corp.	17,945	3,640,682
Rayonier Advanced Materials, Inc.	181,170	1,175,793
Sensient Technologies Corp.	152,321	11,192,547
Stepan Co.	41,281	3,794,137
Tredegar Corp.	133,856	2,224,687
Valhi, Inc.	1,014,131	3,011,969

Total Chemicals		90,220,068

Commercial Services & Supplies - 6.3%
ABM Industries, Inc.	256,149	10,245,960
ACCO Brands Corp.	523,061	4,116,490
Brady Corp. Class A	145,995	7,200,473
Covanta Holding Corp.	1,224,401	21,929,022
Deluxe Corp.	195,887	7,964,765
Ennis, Inc.	192,015	3,940,148
Herman Miller, Inc.	216,661	9,684,747
HNI Corp.	206,790	7,316,230
Interface, Inc.	156,362	2,397,030
Kimball International, Inc. Class B	114,448	1,994,829
Knoll, Inc.	238,906	5,490,060
LSC Communications, Inc.	660,472	2,423,932
Matthews International Corp. Class A	89,320	3,112,802
McGrath RentCorp	89,758	5,578,460
Mobile Mini, Inc.	200,063	6,087,917
Multi-Color Corp.	19,127	955,776
Pitney Bowes, Inc.	3,103,662	13,283,673
Quad/Graphics, Inc.	502,312	3,973,288
RR Donnelley & Sons Co.	254,355	501,079
Steelcase, Inc. Class A	473,741	8,100,971
U.S. Ecology, Inc.	41,615	2,477,757
UniFirst Corp.	7,212	1,359,967
Viad Corp.	24,377	1,614,733
VSE Corp.	18,701	536,532

Total Commercial Services & Supplies		132,286,641

Communications Equipment - 0.8%
ADTRAN, Inc.	230,028	3,507,927
Comtech Telecommunications Corp.	59,752	1,679,629
InterDigital, Inc.	98,076	6,316,094
Plantronics, Inc.	91,370	3,384,345
TESSCO Technologies, Inc.	81,607	1,457,501

Total Communications Equipment		16,345,496

Construction & Engineering - 0.7%
Argan, Inc.	56,935	2,309,284
Comfort Systems USA, Inc.	43,583	2,222,297
Granite Construction, Inc.	83,420	4,019,175
Primoris Services Corp.	76,274	1,596,415
Valmont Industries, Inc.	42,214	5,353,157

Total Construction & Engineering		15,500,328

Construction Materials - 0.0%
United States Lime & Minerals, Inc.	6,600	528,000

Consumer Finance - 0.5%
Navient Corp.	709,131	9,679,638
Nelnet, Inc. Class A	18,279	1,082,483

Total Consumer Finance		10,762,121

Containers & Packaging - 1.1%
Greif, Inc. Class A	148,706	4,840,380
Greif, Inc. Class B	78,003	3,404,831
Myers Industries, Inc.	178,495	3,439,599
Owens-Illinois, Inc.	268,090	4,629,914
Silgan Holdings, Inc.	255,014	7,803,429

Total Containers & Packaging		24,118,153

Distributors - 0.3%
Core-Mark Holding Co., Inc.	114,501	4,547,980
Weyco Group, Inc.	43,253	1,155,287

Total Distributors		5,703,267

Diversified Consumer Services - 0.7%
Carriage Services, Inc.	46,038	875,182
Collectors Universe, Inc.	72,539	1,547,982
Graham Holdings Co. Class B	5,120	3,532,954

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2019

Investments	Shares	Value
Strategic Education, Inc.	48,756	$8,678,568

Total Diversified Consumer Services		14,634,686

Diversified Financial Services - 0.0%
Marlin Business Services Corp.	16,009	399,104

Diversified Telecommunication Services - 1.0%
ATN International, Inc.	20,146	1,163,028
Cogent Communications Holdings, Inc.	324,878	19,284,758
IDT Corp. Class B*	134,093	1,269,861

Total Diversified Telecommunication Services		21,717,647

Electric Utilities - 1.4%
El Paso Electric Co.	153,233	10,021,438
Genie Energy Ltd. Class B(a)	193,139	2,056,931
MGE Energy, Inc.	104,312	7,623,121
Otter Tail Corp.	163,583	8,638,818
Spark Energy, Inc. Class A(a)	154,147	1,724,905

Total Electric Utilities		30,065,213

Electrical Equipment - 0.3%
Allied Motion Technologies, Inc.	4,858	184,118
AZZ, Inc.	60,176	2,769,299
Encore Wire Corp.	5,759	337,362
LSI Industries, Inc.	228,152	832,755
Powell Industries, Inc.	64,959	2,468,442
Preformed Line Products Co.	9,388	521,222

Total Electrical Equipment		7,113,198

Electronic Equipment, Instruments & Components - 1.9%
AVX Corp.	715,997	11,885,550
Badger Meter, Inc.	50,578	3,019,001
Bel Fuse, Inc. Class B	18,094	310,674
Belden, Inc.	29,079	1,732,236
Benchmark Electronics, Inc.	172,438	4,331,643
CTS Corp.	26,654	735,117
Daktronics, Inc.	196,885	1,214,781
KEMET Corp.	93,991	1,767,971
Methode Electronics, Inc.	101,440	2,898,141
MTS Systems Corp.	68,287	3,996,838
Park Electrochemical Corp.	60,854	1,015,653
PC Connection, Inc.	43,946	1,537,231
Vishay Intertechnology, Inc.	355,191	5,867,755

Total Electronic Equipment, Instruments & Components		40,312,591

Energy Equipment & Services - 1.3%
Archrock, Inc.	1,144,300	12,129,580
DMC Global, Inc.	9,241	585,417
Liberty Oilfield Services, Inc. Class A(a)	135,145	2,186,646
Mammoth Energy Services, Inc.	148,500	1,021,680
RPC, Inc.(a)	1,117,613	8,057,990
U.S. Silica Holdings, Inc.(a)	265,293	3,393,098

Total Energy Equipment & Services		27,374,411

Entertainment - 0.3%
AMC Entertainment Holdings, Inc. Class A(a)	403,465	3,764,329
Marcus Corp. (The)	50,990	1,680,630

Total Entertainment		5,444,959

Equity Real Estate Investment Trusts (REITs) - 13.1%
Acadia Realty Trust	139,509	3,818,361
Agree Realty Corp.	57,748	3,698,759
Alexander’s, Inc.	12,377	4,583,203
American Assets Trust, Inc.	55,704	2,624,772
American Finance Trust, Inc.(a)	280,885	3,061,646
Armada Hoffler Properties, Inc.	105,572	1,747,217
Ashford Hospitality Trust, Inc.	548,220	1,628,213
Bluerock Residential Growth REIT, Inc.	95,521	1,122,372
Braemar Hotels & Resorts, Inc.	88,295	874,120
Brandywine Realty Trust	420,181	6,016,992
Brookfield Property REIT, Inc. Class A	406,727	7,683,073
BRT Apartments Corp.	50,410	712,293
CareTrust REIT, Inc.	140,259	3,335,359
CatchMark Timber Trust, Inc. Class A	201,686	2,107,619
CBL & Associates Properties, Inc.(a)	842,438	876,136
Cedar Realty Trust, Inc.	135,217	358,325
Chatham Lodging Trust	128,059	2,416,473
Chesapeake Lodging Trust	146,093	4,151,963
CIM Commercial Trust Corp.	27,758	572,370
Clipper Realty, Inc.	33,313	372,439
Columbia Property Trust, Inc.	187,203	3,882,590
Community Healthcare Trust, Inc.	54,097	2,131,963
Condor Hospitality Trust, Inc.	46,047	417,646
CoreCivic, Inc.	401,801	8,341,389
CorEnergy Infrastructure Trust, Inc.(a)	52,959	2,100,354
CorePoint Lodging, Inc.	185,438	2,297,577
Corporate Office Properties Trust	228,326	6,020,957
DiamondRock Hospitality Co.	455,292	4,707,719
Easterly Government Properties, Inc.	145,487	2,634,770
Empire State Realty Trust, Inc. Class A	192,528	2,851,340
Essential Properties Realty Trust, Inc.	119,018	2,385,121
Farmland Partners, Inc.(a)	10,456	73,715
Four Corners Property Trust, Inc.	134,200	3,667,686
Franklin Street Properties Corp.	203,239	1,499,904
GEO Group, Inc. (The)	428,010	8,992,490
Getty Realty Corp.	93,374	2,872,184
Gladstone Commercial Corp.	104,512	2,217,745
Gladstone Land Corp.(a)	27,438	316,360
Global Medical REIT, Inc.	104,653	1,098,856
Global Net Lease, Inc.	343,846	6,746,259
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	135,011	3,804,610
Hersha Hospitality Trust	96,861	1,602,081

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2019

Investments	Shares	Value
Independence Realty Trust, Inc.	305,367	$3,533,096
Industrial Logistics Properties Trust	398,174	8,289,983
Innovative Industrial Properties, Inc.(a)	11,000	1,359,160
Investors Real Estate Trust	30,959	1,816,365
iStar, Inc.	129,738	1,611,346
Jernigan Capital, Inc.	53,394	1,094,577
Kite Realty Group Trust	263,548	3,987,481
Lexington Realty Trust	815,671	7,675,464
LTC Properties, Inc.	85,541	3,905,802
Mack-Cali Realty Corp.	142,412	3,316,775
Monmouth Real Estate Investment Corp.	183,310	2,483,850
National Storage Affiliates Trust	103,182	2,986,087
New Senior Investment Group, Inc.	377,407	2,536,175
NexPoint Residential Trust, Inc.	41,606	1,722,488
NorthStar Realty Europe Corp.	101,766	1,672,015
Office Properties Income Trust	257,038	6,752,388
One Liberty Properties, Inc.	67,393	1,951,701
Outfront Media, Inc.	435,969	11,243,641
Pebblebrook Hotel Trust	134,353	3,786,068
Pennsylvania Real Estate Investment Trust(a)	320,068	2,080,442
Piedmont Office Realty Trust, Inc. Class A	253,303	5,048,329
PotlatchDeltic Corp.	119,434	4,655,537
Preferred Apartment Communities, Inc. Class A	133,477	1,995,481
QTS Realty Trust, Inc. Class A	88,313	4,078,294
Retail Opportunity Investments Corp.	203,589	3,487,480
Retail Properties of America, Inc. Class A	472,344	5,554,765
RPT Realty	207,226	2,509,507
Safehold, Inc.	33,398	1,008,620
Saul Centers, Inc.	39,381	2,210,456
SITE Centers Corp.	488,386	6,466,231
STAG Industrial, Inc.	250,718	7,581,712
Summit Hotel Properties, Inc.	326,446	3,744,336
Tanger Factory Outlet Centers, Inc.(a)	233,167	3,779,637
Terreno Realty Corp.	69,986	3,432,113
UMH Properties, Inc.	92,842	1,152,169
Universal Health Realty Income Trust	26,649	2,263,300
Urban Edge Properties	225,735	3,911,988
Urstadt Biddle Properties, Inc. Class A	76,967	1,616,307
Washington Prime Group, Inc.(a)	941,923	3,598,146
Washington Real Estate Investment Trust	155,316	4,151,597
Whitestone REIT	149,966	1,903,069
Xenia Hotels & Resorts, Inc.	266,292	5,552,188

Total Equity Real Estate Investment Trusts (REITs)		275,931,187

Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	83,793	2,282,521
Ingles Markets, Inc. Class A	41,281	1,285,077
PriceSmart, Inc.	49,265	2,518,427
SpartanNash Co.	210,836	2,460,456
Village Super Market, Inc. Class A	58,664	1,555,183
Weis Markets, Inc.	101,838	3,707,922

Total Food & Staples Retailing		13,809,586

Food Products - 1.4%
Alico, Inc.	11,429	346,756
B&G Foods, Inc.(a)	585,576	12,179,981
Calavo Growers, Inc.	30,986	2,997,586
J&J Snack Foods Corp.	31,129	5,010,212
John B. Sanfilippo & Son, Inc.	11,970	953,889
Limoneira Co.	31,059	619,316
Sanderson Farms, Inc.	41,635	5,685,676
Tootsie Roll Industries, Inc.(a)	57,646	2,128,867

Total Food Products		29,922,283

Gas Utilities - 1.4%
Chesapeake Utilities Corp.	41,568	3,949,791
Northwest Natural Holding Co.	119,336	8,293,852
RGC Resources, Inc.	12,992	396,516
South Jersey Industries, Inc.	475,328	16,032,814

Total Gas Utilities		28,672,973

Health Care Equipment & Supplies - 0.4%
Atrion Corp.	2,480	2,114,795
CONMED Corp.	56,781	4,858,750
Invacare Corp.	49,529	257,056
LeMaitre Vascular, Inc.	25,073	701,543
Mesa Laboratories, Inc.	3,268	798,503
Utah Medical Products, Inc.	6,295	602,431

Total Health Care Equipment & Supplies		9,333,078

Health Care Providers & Services - 1.4%
Ensign Group, Inc. (The)	37,230	2,119,132
National HealthCare Corp.	54,419	4,416,102
National Research Corp.	70,132	4,038,902
Owens & Minor, Inc.	418,477	1,339,126
Patterson Cos., Inc.	665,500	15,239,950
U.S. Physical Therapy, Inc.	18,506	2,268,280

Total Health Care Providers & Services		29,421,492

Health Care Technology - 0.1%
Computer Programs & Systems, Inc.	33,201	922,656
Simulations Plus, Inc.	27,628	789,055

Total Health Care Technology		1,711,711

Hotels, Restaurants & Leisure - 3.1%
BBX Capital Corp.	55,756	273,762
BJ’s Restaurants, Inc.	31,301	1,375,366
Bloomin’ Brands, Inc.	253,564	4,794,895
Bluegreen Vacations Corp.(a)	464,435	5,429,245
Boyd Gaming Corp.	158,959	4,282,355
Brinker International, Inc.(a)	174,325	6,859,689
Cheesecake Factory, Inc. (The)(a)	192,392	8,411,378
Dave & Buster’s Entertainment, Inc.	72,123	2,918,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2019

Investments	Shares	Value
Dine Brands Global, Inc.	78,136	$7,459,644
International Speedway Corp. Class A	40,078	1,799,101
Jack in the Box, Inc.	73,840	6,009,838
Nathan’s Famous, Inc.	6,479	506,139
Papa John’s International, Inc.(a)	90,637	4,053,287
RCI Hospitality Holdings, Inc.	8,992	157,450
Red Rock Resorts, Inc. Class A	172,602	3,707,491
Ruth’s Hospitality Group, Inc.	81,844	1,858,677
Speedway Motorsports, Inc.	138,482	2,568,841
Wingstop, Inc.	25,538	2,419,726

Total Hotels, Restaurants & Leisure		64,885,702

Household Durables - 1.7%
Bassett Furniture Industries, Inc.	49,599	756,385
Ethan Allen Interiors, Inc.	163,854	3,450,765
Flexsteel Industries, Inc.	53,747	916,924
Hamilton Beach Brands Holding Co. Class A	15,724	299,542
Hooker Furniture Corp.	35,537	732,773
KB Home	69,586	1,790,448
La-Z-Boy, Inc.	136,778	4,193,614
Lifetime Brands, Inc.	26,890	254,379
MDC Holdings, Inc.	386,139	12,657,636
Tupperware Brands Corp.	543,151	10,336,164

Total Household Durables		35,388,630

Household Products - 1.4%
Energizer Holdings, Inc.	208,875	8,070,930
Oil-Dri Corp. of America	28,174	959,043
Spectrum Brands Holdings, Inc.	287,622	15,465,435
WD-40 Co.	25,929	4,123,748

Total Household Products		28,619,156

Independent Power & Renewable Electricity Producers - 3.7%
Clearway Energy, Inc. Class A	388,370	6,283,826
Clearway Energy, Inc. Class C	763,274	12,868,800
Ormat Technologies, Inc.	54,843	3,476,498
Pattern Energy Group, Inc. Class A	1,156,092	26,694,164
TerraForm Power, Inc. Class A	2,007,286	28,704,190

Total Independent Power & Renewable Electricity Producers		78,027,478

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	78,372	2,811,987

Insurance - 0.9%
AMERISAFE, Inc.	11,259	717,986
Crawford & Co. Class A	47,275	497,806
Crawford & Co. Class B	21,472	199,904
Donegal Group, Inc. Class A	37,592	574,030
EMC Insurance Group, Inc.	35,936	1,294,774
Employers Holdings, Inc.	21,550	910,919
FBL Financial Group, Inc. Class A	24,519	1,564,312
FedNat Holding Co.	6,147	87,718
HCI Group, Inc.	15,760	637,807
Heritage Insurance Holdings, Inc.	23,318	359,330
Horace Mann Educators Corp.	46,555	1,875,701
Independence Holding Co.	3,324	128,705
Investors Title Co.	907	151,469
Kingstone Cos., Inc.	8,894	76,933
Kinsale Capital Group, Inc.	7,271	665,151
National Western Life Group, Inc. Class A	314	80,698
ProAssurance Corp.	72,183	2,606,528
Protective Insurance Corp. Class B	14,043	243,927
Safety Insurance Group, Inc.	27,413	2,607,799
State Auto Financial Corp.	31,571	1,104,985
Stewart Information Services Corp.	28,917	1,170,849
Tiptree, Inc.	28,393	178,876
United Fire Group, Inc.	23,852	1,155,868
United Insurance Holdings Corp.	11,838	168,810
Universal Insurance Holdings, Inc.	28,801	803,548

Total Insurance		19,864,433

Internet & Direct Marketing Retail - 0.1%
PetMed Express, Inc.(a)	140,196	2,196,871

IT Services - 2.3%
Cass Information Systems, Inc.	32,634	1,582,096
CSG Systems International, Inc.	121,108	5,913,704
EVERTEC, Inc.	75,264	2,461,133
Hackett Group, Inc. (The)	77,441	1,300,234
KBR, Inc.	406,949	10,149,308
ManTech International Corp. Class A	68,003	4,477,998
NIC, Inc.	248,683	3,988,875
Presidio, Inc.	135,322	1,849,852
Science Applications International Corp.	110,853	9,595,436
Switch, Inc. Class A(a)	67,392	882,161
TTEC Holdings, Inc.	136,050	6,338,569

Total IT Services		48,539,366

Leisure Products - 0.6%
Acushnet Holdings Corp.	248,404	6,523,089
Callaway Golf Co.	34,242	587,593
Clarus Corp.	39,046	563,824
Escalade, Inc.	63,354	726,670
Johnson Outdoors, Inc. Class A	10,119	754,574
Marine Products Corp.	110,182	1,701,210
Sturm Ruger & Co., Inc.(a)	36,974	2,014,344

Total Leisure Products		12,871,304

Life Sciences Tools & Services - 0.1%
Luminex Corp.	60,834	1,255,614

Machinery - 4.6%
Actuant Corp. Class A	16,093	399,267
Alamo Group, Inc.	9,745	973,818
Albany International Corp. Class A	48,526	4,023,291

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2019

Investments	Shares	Value
Altra Industrial Motion Corp.	237,959	$8,537,969
Astec Industries, Inc.	49,613	1,615,399
Briggs & Stratton Corp.	267,182	2,735,944
Columbus McKinnon Corp.	22,098	927,453
Douglas Dynamics, Inc.	93,329	3,713,561
Eastern Co. (The)	17,157	480,739
EnPro Industries, Inc.	44,778	2,858,628
ESCO Technologies, Inc.	23,382	1,931,821
Federal Signal Corp.	133,017	3,558,205
Franklin Electric Co., Inc.	76,926	3,653,985
Gorman-Rupp Co. (The)	62,117	2,039,301
Graham Corp.	31,040	627,318
Greenbrier Cos., Inc. (The)	112,676	3,425,350
Helios Technologies, Inc.	44,136	2,048,352
Hillenbrand, Inc.	187,419	7,416,170
Hurco Cos., Inc.	10,385	369,291
Hyster-Yale Materials Handling, Inc.	35,804	1,978,529
John Bean Technologies Corp.	26,202	3,173,848
Kadant, Inc.	15,687	1,424,536
Lindsay Corp.	21,934	1,803,194
Miller Industries, Inc.	42,802	1,316,162
Mueller Industries, Inc.	141,528	4,142,525
Mueller Water Products, Inc. Class A	465,452	4,570,739
NN, Inc.	298,828	2,916,561
Omega Flex, Inc.	21,947	1,685,749
Park-Ohio Holdings Corp.	25,037	815,956
REV Group, Inc.(a)	222,447	3,205,461
Spartan Motors, Inc.	84,374	924,739
Standex International Corp.	19,835	1,450,732
Tennant Co.	40,749	2,493,839
Terex Corp.	148,268	4,655,615
Titan International, Inc.	61,170	299,121
Wabash National Corp.	198,664	3,232,263
Watts Water Technologies, Inc. Class A	47,897	4,463,042

Total Machinery		95,888,473

Marine - 0.3%
Matson, Inc.	149,524	5,809,007

Media - 4.3%
Emerald Expositions Events, Inc.	264,235	2,946,220
Entercom Communications Corp. Class A	1,137,221	6,595,882
Entravision Communications Corp. Class A	708,229	2,209,675
EW Scripps Co. (The) Class A	113,021	1,728,091
Gannett Co., Inc.	1,070,840	8,738,054
John Wiley & Sons, Inc. Class A	185,271	8,496,528
Meredith Corp.	236,607	13,027,581
National CineMedia, Inc.	1,064,925	6,985,908
New Media Investment Group, Inc.	1,083,934	10,232,337
Saga Communications, Inc. Class A	22,597	705,930
Scholastic Corp.	63,333	2,105,189
Sinclair Broadcast Group, Inc. Class A	292,114	15,666,074
TEGNA, Inc.	695,580	10,538,037

Total Media		89,975,506

Metals & Mining - 2.7%
Carpenter Technology Corp.	145,360	6,974,373
Commercial Metals Co.	478,113	8,534,317
Compass Minerals International, Inc.	309,454	17,004,497
Global Brass & Copper Holdings, Inc.	42,492	1,858,175
Gold Resource Corp.	57,590	194,654
Haynes International, Inc.	49,730	1,581,911
Hecla Mining Co.	417,517	751,531
Kaiser Aluminum Corp.	57,921	5,653,669
Materion Corp.	27,102	1,837,787
Olympic Steel, Inc.	7,960	108,654
Schnitzer Steel Industries, Inc. Class A	119,592	3,129,723
Synalloy Corp.	17,596	274,849
Worthington Industries, Inc.	210,931	8,492,082

Total Metals & Mining		56,396,222

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Arlington Asset Investment Corp. Class A(a)	222,944	1,533,855

Multi-Utilities - 0.2%
Unitil Corp.	62,393	3,736,717

Multiline Retail - 0.4%
Big Lots, Inc.	244,133	6,984,645
Dillard’s, Inc. Class A(a)	19,850	1,236,258

Total Multiline Retail		8,220,903

Oil, Gas & Consumable Fuels - 1.7%
Adams Resources & Energy, Inc.	15,210	521,399
Arch Coal, Inc. Class A(a)	52,500	4,946,025
Berry Petroleum Corp.	550,296	5,833,138
Evolution Petroleum Corp.	255,943	1,829,992
Hallador Energy Co.	135,270	761,570
NACCO Industries, Inc. Class A	13,722	712,721
Panhandle Oil and Gas, Inc. Class A	21,320	278,013
SemGroup Corp. Class A	1,337,802	16,053,624
SM Energy Co.	103,687	1,298,161
World Fuel Services Corp.	104,268	3,749,477

Total Oil, Gas & Consumable Fuels		35,984,120

Paper & Forest Products - 1.9%
Boise Cascade Co.	87,851	2,469,492
Domtar Corp.	413,304	18,404,427
Neenah, Inc.	64,639	4,366,364
PH Glatfelter Co.	304,888	5,146,509
Schweitzer-Mauduit International, Inc.	293,397	9,734,913

Total Paper & Forest Products		40,121,705

Personal Products - 0.5%
Inter Parfums, Inc.	90,394	6,010,297
Medifast, Inc.	26,311	3,375,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2019

Investments	Shares	Value
Natural Health Trends Corp.(a)	53,929	$434,129

Total Personal Products		9,820,127

Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A	41,584	1,321,124

Professional Services - 1.1%
Barrett Business Services, Inc.	16,275	1,344,315
BG Staffing, Inc.	82,432	1,556,316
CRA International, Inc.	21,985	842,685
Exponent, Inc.	89,525	5,240,794
Heidrick & Struggles International, Inc.	45,706	1,369,809
ICF International, Inc.	22,590	1,644,552
Kelly Services, Inc. Class A	74,128	1,941,412
Kforce, Inc.	88,098	3,091,359
Korn Ferry	74,420	2,982,009
Navigant Consulting, Inc.	52,382	1,214,739
Resources Connection, Inc.	161,844	2,591,122

Total Professional Services		23,819,112

Real Estate Management & Development - 0.5%
Consolidated-Tomoka Land Co.	532	31,760
Griffin Industrial Realty, Inc.	3,182	112,484
Kennedy-Wilson Holdings, Inc.	256,718	5,280,689
Newmark Group, Inc. Class A	244,736	2,197,729
RE/MAX Holdings, Inc. Class A	26,347	810,434
Realogy Holdings Corp.(a)	120,652	873,521
RMR Group, Inc. (The) Class A	9,458	444,337

Total Real Estate Management & Development		9,750,954

Road & Rail - 0.6%
ArcBest Corp.	37,931	1,066,240
Heartland Express, Inc.	50,862	919,076
Marten Transport Ltd.	46,257	839,565
Schneider National, Inc. Class B	170,056	3,101,822
Universal Logistics Holdings, Inc.	85,688	1,925,409
Werner Enterprises, Inc.	119,850	3,724,938

Total Road & Rail		11,577,050

Semiconductors & Semiconductor Equipment - 0.9%
Brooks Automation, Inc.	160,332	6,212,865
Cohu, Inc.	71,854	1,108,707
NVE Corp.	29,568	2,058,820
Power Integrations, Inc.	43,323	3,473,638
Xperi Corp.	320,789	6,605,046

Total Semiconductors & Semiconductor Equipment		19,459,076

Software - 1.1%
American Software, Inc. Class A	179,541	2,360,964
Ebix, Inc.	29,880	1,500,574
Monotype Imaging Holdings, Inc.	167,551	2,821,559
Progress Software Corp.	112,895	4,924,480
QAD, Inc. Class A	21,138	849,959
TiVo Corp.	1,332,431	9,820,016

Total Software		22,277,552

Specialty Retail - 4.9%
Abercrombie & Fitch Co. Class A	402,601	6,457,720
Barnes & Noble, Inc.	987,742	6,607,994
Bed Bath & Beyond, Inc.(a)	1,085,115	12,609,036
Buckle, Inc. (The)(a)	377,082	6,527,289
Caleres, Inc.	63,645	1,267,808
Camping World Holdings, Inc. Class A(a)	132,837	1,649,836
Cato Corp. (The) Class A	303,009	3,733,071
Chico’s FAS, Inc.	1,088,759	3,669,118
Children’s Place, Inc. (The)(a)	51,294	4,892,422
Citi Trends, Inc.	27,800	406,436
Designer Brands, Inc. Class A	453,874	8,700,765
Dick’s Sporting Goods, Inc.	274,476	9,505,104
Group 1 Automotive, Inc.	58,011	4,750,521
Guess?, Inc.	513,108	8,286,694
Haverty Furniture Cos., Inc.	101,450	1,727,693
Lithia Motors, Inc. Class A	53,420	6,345,228
Monro, Inc.	50,313	4,291,699
Office Depot, Inc.	2,810,663	5,789,966
Shoe Carnival, Inc.(a)	27,508	759,221
Sonic Automotive, Inc. Class A	89,307	2,085,318
Tailored Brands, Inc.(a)	353,514	2,039,776
Tile Shop Holdings, Inc.	301,456	1,205,824
Winmark Corp.	2,215	383,527

Total Specialty Retail		103,692,066

Technology Hardware, Storage & Peripherals - 0.0%
AstroNova, Inc.	9,817	253,671

Textiles, Apparel & Luxury Goods - 0.7%
Culp, Inc.	36,843	700,017
Movado Group, Inc.	54,986	1,484,622
Oxford Industries, Inc.	48,512	3,677,210
Rocky Brands, Inc.	22,425	611,754
Steven Madden Ltd.	242,709	8,239,970
Superior Group of Cos., Inc.	37,369	640,131

Total Textiles, Apparel & Luxury Goods		15,353,704

Thrifts & Mortgage Finance - 1.4%
Capitol Federal Financial, Inc.	150,197	2,068,213
Dime Community Bancshares, Inc.	64,637	1,227,457
ESSA Bancorp, Inc.	12,856	196,054
Federal Agricultural Mortgage Corp. Class C	13,913	1,010,919
First Defiance Financial Corp.	19,953	570,057
FS Bancorp, Inc.	1,396	72,410
Hingham Institution for Savings	980	194,050
Home Bancorp, Inc.	6,384	245,656
Kearny Financial Corp.	59,630	792,483
Luther Burbank Corp.	72,494	789,460
Meridian Bancorp, Inc.	32,962	589,690
Meta Financial Group, Inc.	9,261	259,771
Northfield Bancorp, Inc.	81,525	1,272,605
Northwest Bancshares, Inc.	165,104	2,907,481
OceanFirst Financial Corp.	58,848	1,462,373
Oritani Financial Corp.	138,407	2,455,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2019

Investments	Shares	Value
Provident Financial Holdings, Inc.	11,191	$234,899
Provident Financial Services, Inc.	91,931	2,229,327
Prudential Bancorp, Inc.	2,999	56,741
Riverview Bancorp, Inc.	13,649	116,562
Southern Missouri Bancorp, Inc.	4,784	166,627
Standard AVB Financial Corp.	1,663	45,633
Sterling Bancorp, Inc.	48,671	485,250
Territorial Bancorp, Inc.	19,911	615,250
Timberland Bancorp, Inc.	6,344	189,559
TrustCo Bank Corp.	155,000	1,227,600
United Community Financial Corp.	46,633	446,278
United Financial Bancorp, Inc.	75,571	1,071,597
Walker & Dunlop, Inc.	29,569	1,573,366
Washington Federal, Inc.	90,901	3,175,172
Waterstone Financial, Inc.	41,404	706,352
Western New England Bancorp, Inc.	22,607	211,149
WSFS Financial Corp.	29,824	1,231,731

Total Thrifts & Mortgage Finance		29,897,112

Tobacco - 1.9%
Turning Point Brands, Inc.	20,090	984,008
Universal Corp.	177,689	10,798,161
Vector Group Ltd.	2,991,795	29,170,001

Total Tobacco		40,952,170

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	117,578	7,234,574
H&E Equipment Services, Inc.	280,797	8,168,385
Kaman Corp.	56,594	3,604,472
Rush Enterprises, Inc. Class A	68,101	2,487,048
Rush Enterprises, Inc. Class B	12,102	446,685
Systemax, Inc.	79,548	1,762,784

Total Trading Companies & Distributors		23,703,948

Water Utilities - 1.2%
American States Water Co.	86,661	6,520,374
Artesian Resources Corp. Class A	27,308	1,015,038
California Water Service Group	117,653	5,956,771
Connecticut Water Service, Inc.	35,760	2,493,187
Global Water Resources, Inc.	96,148	1,003,785
Middlesex Water Co.	47,418	2,809,517
SJW Group	76,826	4,668,716
York Water Co. (The)	34,872	1,245,628

Total Water Utilities		25,713,016

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	45,102	1,737,329
Spok Holdings, Inc.	109,049	1,640,097

Total Wireless Telecommunication Services		3,377,426

TOTAL COMMON STOCKS (Cost: $2,057,253,883)		2,092,942,586

RIGHTS - 0.0%

United States - 0.0%
A. Schulman, Inc. CVR,*† (Cost: $46,058)	106,369	46,058

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $3,108,665)	87,715	3,175,283

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $56,043,364)(d)	56,043,364	56,043,364

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $2,116,451,970)		2,152,207,291
Other Assets less Liabilities - (2.4)%		(50,452,120)

NET ASSETS - 100.0%		$2,101,755,171

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $46,058, which represent less than 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $92,370,753 and the total market value of the collateral held by the Fund was $94,457,435. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $38,414,071.

CVR	-	Contingent Value Rights

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.5%

Aerospace & Defense - 0.6%
AAR Corp.	26,999	$993,293
Aerovironment, Inc.*	9,135	518,594
Astronics Corp.*	21,160	851,055
Ducommun, Inc.*	1,882	84,822
National Presto Industries, Inc.	5,475	510,763
Vectrus, Inc.*	22,675	919,698
Wesco Aircraft Holdings, Inc.*	76,052	844,177

Total Aerospace & Defense		4,722,402

Air Freight & Logistics - 1.0%
Air Transport Services Group, Inc.*	99,263	2,422,017
Atlas Air Worldwide Holdings, Inc.*	49,314	2,201,377
Echo Global Logistics, Inc.*	19,808	413,393
Forward Air Corp.	23,969	1,417,767
Hub Group, Inc. Class A*	33,699	1,414,684
Radiant Logistics, Inc.*	26,766	164,343

Total Air Freight & Logistics		8,033,581

Airlines - 0.5%
Hawaiian Holdings, Inc.	144,375	3,960,206

Auto Components - 4.0%
American Axle & Manufacturing Holdings, Inc.*	539,026	6,877,972
Cooper Tire & Rubber Co.	50,857	1,604,538
Cooper-Standard Holdings, Inc.*	45,900	2,103,138
Dana, Inc.	424,940	8,473,304
Gentherm, Inc.*	19,051	796,903
LCI Industries	40,923	3,683,070
Modine Manufacturing Co.*	118,669	1,698,153
Motorcar Parts of America, Inc.*	9,823	210,310
Shiloh Industries, Inc.*	41,656	202,865
Standard Motor Products, Inc.	18,932	858,377
Stoneridge, Inc.*	33,064	1,043,169
Tenneco, Inc. Class A	209,908	2,327,880
Tower International, Inc.	52,606	1,025,817

Total Auto Components		30,905,496

Automobiles - 0.4%
Winnebago Industries, Inc.	80,366	3,106,146

Banks - 12.2%
1st Source Corp.	21,423	994,027
Allegiance Bancshares, Inc.*	11,005	366,907
American National Bankshares, Inc.	7,593	294,229
Ameris Bancorp	34,397	1,348,018
Arrow Financial Corp.	12,895	447,843
Atlantic Capital Bancshares, Inc.*	14,556	249,199
Banc of California, Inc.	20,157	281,593
BancFirst Corp.	27,175	1,512,560
Bancorp, Inc. (The)*	121,480	1,083,602
Bank of Commerce Holdings	15,363	164,230
Bank of Marin Bancorp	8,198	336,282
BankFinancial Corp.	10,388	145,328
Banner Corp.	27,671	1,498,385
Bar Harbor Bankshares	17,494	465,165
Baycom Corp.*	8,166	178,835
BCB Bancorp, Inc.	11,249	155,799
Berkshire Hills Bancorp, Inc.	45,727	1,435,371
Boston Private Financial Holdings, Inc.	49,643	599,191
Bridge Bancorp, Inc.	12,396	365,186
Brookline Bancorp, Inc.	63,976	983,951
Bryn Mawr Bank Corp.	18,197	679,112
Byline Bancorp, Inc.*	14,666	280,414
C&F Financial Corp.	3,953	215,873
Cadence BanCorp	140,790	2,928,432
Cambridge Bancorp(a)	3,424	279,056
Camden National Corp.	16,741	767,910
Capital City Bank Group, Inc.	8,838	219,624
Capstar Financial Holdings, Inc.	9,149	138,607
Carolina Financial Corp.	15,716	551,474
CBTX, Inc.	13,537	380,931
Central Pacific Financial Corp.	26,798	802,868
Central Valley Community Bancorp	12,002	257,683
Century Bancorp, Inc. Class A	5,663	497,778
Chemung Financial Corp.	3,935	190,218
Citizens & Northern Corp.	9,990	263,037
City Holding Co.	12,862	980,856
Civista Bancshares, Inc.	6,343	142,400
CNB Financial Corp.	16,256	459,069
Codorus Valley Bancorp, Inc.	9,186	211,278
Community Trust Bancorp, Inc.	16,927	715,843
ConnectOne Bancorp, Inc.	34,686	785,985
Customers Bancorp, Inc.*	44,492	934,332
Eagle Bancorp, Inc.	33,231	1,798,794
Enterprise Bancorp, Inc.	11,604	367,963
Enterprise Financial Services Corp.	25,422	1,057,555
Equity Bancshares, Inc. Class A*	10,590	282,329
Esquire Financial Holdings, Inc.*	4,746	119,362
Farmers & Merchants Bancorp, Inc.(a)	4,805	139,922
Farmers National Banc Corp.	28,556	423,485
FB Financial Corp.	27,375	1,001,925
Fidelity Southern Corp.	23,704	734,113
Financial Institutions, Inc.	16,578	483,249
First Bancorp	27,725	1,009,744
First Bancshares, Inc. (The)	7,352	223,060
First Bank	15,638	183,590
First Busey Corp.	42,966	1,134,732
First Business Financial Services, Inc.	8,585	201,748
First Commonwealth Financial Corp.	95,526	1,286,735
First Community Bankshares, Inc.	13,089	441,885
First Community Corp.	5,182	95,919
First Financial Corp.	12,329	495,133
First Financial Northwest, Inc.	11,495	162,654
First Foundation, Inc.	32,316	434,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2019

Investments	Shares	Value
First Internet Bancorp	12,082	$260,246
First Merchants Corp.	48,674	1,844,745
First Mid Bancshares, Inc.	12,307	429,760
First of Long Island Corp. (The)	20,209	405,797
Flushing Financial Corp.	28,753	638,317
Franklin Financial Network, Inc.	17,612	490,670
German American Bancorp, Inc.	18,838	567,401
Great Southern Bancorp, Inc.	15,490	927,076
Guaranty Bancshares, Inc.	6,463	201,322
Hanmi Financial Corp.	35,686	794,727
HarborOne Bancorp, Inc.*	11,423	213,953
Heartland Financial USA, Inc.	27,001	1,207,755
Heritage Commerce Corp.	31,589	386,965
Heritage Financial Corp.	19,741	583,149
Hilltop Holdings, Inc.	91,800	1,952,586
HomeTrust Bancshares, Inc.	12,723	319,856
Hope Bancorp, Inc.	180,716	2,490,266
Horizon Bancorp, Inc.	36,543	597,113
Independent Bank Corp.	20,434	445,257
Independent Bank Group, Inc.	42,785	2,351,464
Investar Holding Corp.	6,309	150,470
Lakeland Bancorp, Inc.	51,481	831,418
Lakeland Financial Corp.	21,030	984,835
LCNB Corp.	10,361	196,859
LegacyTexas Financial Group, Inc.	44,062	1,793,764
Live Oak Bancshares, Inc.	73,767	1,265,104
Macatawa Bank Corp.	32,952	338,088
Mercantile Bank Corp.	15,639	509,519
Metropolitan Bank Holding Corp.*	7,499	329,956
Midland States Bancorp, Inc.	15,444	412,664
MidWestOne Financial Group, Inc.	11,522	322,155
National Bank Holdings Corp. Class A	19,063	691,987
National Bankshares, Inc.	5,876	228,753
NBT Bancorp, Inc.	36,159	1,356,324
Nicolet Bankshares, Inc.*	9,552	592,797
Northeast Bank*	10,959	302,249
Northrim BanCorp, Inc.	7,462	266,095
OFG Bancorp	46,023	1,093,967
Old Line Bancshares, Inc.	10,585	281,667
Old Second Bancorp, Inc.	25,459	325,111
Opus Bank	27,654	583,776
Origin Bancorp, Inc.	13,301	438,933
Orrstown Financial Services, Inc.	7,200	158,328
Pacific Premier Bancorp, Inc.	48,346	1,492,924
Park National Corp.	15,353	1,525,935
Parke Bancorp, Inc.	13,774	329,887
Peapack Gladstone Financial Corp.	18,687	525,478
People’s Utah Bancorp	14,209	417,745
Peoples Bancorp, Inc.	16,859	543,871
Preferred Bank	17,487	826,261
QCR Holdings, Inc.	15,045	524,619
RBB Bancorp	17,778	343,827
Reliant Bancorp, Inc.(a)	6,090	143,907
Republic Bancorp, Inc. Class A	20,986	1,044,053
Republic First Bancorp, Inc.*	12,601	61,871
S&T Bancorp, Inc.	31,033	1,163,117
Sandy Spring Bancorp, Inc.	31,453	1,097,081
SB One Bancorp	4,570	102,140
Seacoast Banking Corp. of Florida*	33,572	854,072
ServisFirst Bancshares, Inc.	43,663	1,495,894
Shore Bancshares, Inc.	15,697	256,489
Sierra Bancorp	14,257	386,650
SmartFinancial, Inc.*	9,268	201,023
Southern First Bancshares, Inc.*	7,591	297,264
Southern National Bancorp of Virginia, Inc.	25,936	397,080
Southside Bancshares, Inc.	26,686	864,093
Spirit of Texas Bancshares, Inc.*	4,027	90,608
Stock Yards Bancorp, Inc.	20,109	726,940
Tompkins Financial Corp.	12,781	1,042,930
Towne Bank	55,411	1,511,612
TriCo Bancshares	19,528	738,158
TriState Capital Holdings, Inc.*	27,485	586,530
Triumph Bancorp, Inc.*	13,848	402,284
United Community Banks, Inc.	79,683	2,275,746
Univest Financial Corp.	22,994	603,822
Veritex Holdings, Inc.	44,533	1,155,631
Washington Trust Bancorp, Inc.	15,968	833,210
West Bancorporation, Inc.	17,368	368,549
Westamerica Bancorporation	16,036	987,978

Total Banks		94,449,228

Beverages - 0.1%
Coca-Cola Consolidated, Inc.	1,397	418,052
Craft Brew Alliance, Inc.*	5,880	82,261
MGP Ingredients, Inc.(a)	10,089	669,002

Total Beverages		1,169,315

Biotechnology - 0.6%
Anika Therapeutics, Inc.*	9,882	401,407
BioSpecifics Technologies Corp.*	3,287	196,267
ChemoCentryx, Inc.*	20,259	188,409
Eagle Pharmaceuticals, Inc.*	12,350	687,648
Enanta Pharmaceuticals, Inc.*	16,377	1,381,891
Palatin Technologies, Inc.*(a)	173,869	201,688
REGENXBIO, Inc.*	27,777	1,426,905
Surface Oncology, Inc.*(a)	29,531	83,277
Vanda Pharmaceuticals, Inc.*	8,272	116,552

Total Biotechnology		4,684,044

Building Products - 3.1%
AAON, Inc.	19,763	991,707
Advanced Drainage Systems, Inc.	42,494	1,393,378
American Woodmark Corp.*	18,676	1,580,363
Apogee Enterprises, Inc.	38,695	1,680,911
Builders FirstSource, Inc.*	205,426	3,463,482
Continental Building Products, Inc.*	41,770	1,109,829
Cornerstone Building Brands, Inc.*	82,355	480,130
CSW Industrials, Inc.	13,433	915,459
Gibraltar Industries, Inc.*	29,633	1,195,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2019

Investments	Shares	Value
Griffon Corp.	14,127	$239,029
Insteel Industries, Inc.	19,745	411,091
JELD-WEN Holding, Inc.*	124,629	2,645,874
Patrick Industries, Inc.*	60,664	2,984,062
PGT Innovations, Inc.*	50,170	838,843
Quanex Building Products Corp.	27,136	512,599
Universal Forest Products, Inc.	85,771	3,264,444

Total Building Products		23,707,189

Capital Markets - 1.9%
Artisan Partners Asset Management, Inc. Class A	71,710	1,973,459
B. Riley Financial, Inc.	21,421	446,842
Blucora, Inc.*	22,661	688,214
Cohen & Steers, Inc.	40,906	2,104,205
Diamond Hill Investment Group, Inc.	4,382	621,017
Donnelley Financial Solutions, Inc.*	55,782	744,132
GAIN Capital Holdings, Inc.(a)	41,563	171,655
Greenhill & Co., Inc.	9,901	134,555
Hamilton Lane, Inc. Class A	16,732	954,728
INTL FCStone, Inc.*	11,572	458,135
Oppenheimer Holdings, Inc. Class A	15,390	418,916
Piper Jaffray Cos.	7,670	569,651
PJT Partners, Inc. Class A	2,885	116,900
Pzena Investment Management, Inc. Class A	43,227	371,320
Victory Capital Holdings, Inc. Class A*	68,350	1,174,253
Virtus Investment Partners, Inc.	12,076	1,296,962
Waddell & Reed Financial, Inc. Class A	114,986	1,916,817
Westwood Holdings Group, Inc.	8,118	285,754

Total Capital Markets		14,447,515

Chemicals - 2.9%
Advanced Emissions Solutions, Inc.(a)	61,225	773,884
AdvanSix, Inc.*	39,760	971,337
American Vanguard Corp.	21,719	334,690
Chase Corp.	7,227	777,914
Ferro Corp.*	77,368	1,222,414
FutureFuel Corp.	55,714	651,297
Hawkins, Inc.	7,184	311,858
Innophos Holdings, Inc.	21,956	639,139
Innospec, Inc.	24,488	2,234,285
Koppers Holdings, Inc.*	34,460	1,011,746
Kraton Corp.*	48,502	1,506,957
Kronos Worldwide, Inc.	442,364	6,777,017
Minerals Technologies, Inc.	50,389	2,696,315
OMNOVA Solutions, Inc.*	23,326	145,321
Stepan Co.	22,387	2,057,589
Trecora Resources*	12,102	115,816

Total Chemicals		22,227,579

Commercial Services & Supplies - 3.1%
ABM Industries, Inc.	44,064	1,762,560
ACCO Brands Corp.	271,465	2,136,430
ARC Document Solutions, Inc.*	48,162	98,250
Casella Waste Systems, Inc. Class A*	6,781	268,731
Charah Solutions, Inc.*	33,682	185,251
Ennis, Inc.	30,088	617,406
Heritage-Crystal Clean, Inc.*	12,860	338,347
Herman Miller, Inc.	67,926	3,036,292
HNI Corp.	29,540	1,045,125
Interface, Inc.	71,279	1,092,707
Kimball International, Inc. Class B	41,324	720,277
Knoll, Inc.	51,574	1,185,171
LSC Communications, Inc.	8,055	29,562
Matthews International Corp. Class A	30,873	1,075,924
McGrath RentCorp	22,035	1,369,475
Multi-Color Corp.	21,574	1,078,053
Pitney Bowes, Inc.	432,208	1,849,850
Quad/Graphics, Inc.	38,394	303,697
RR Donnelley & Sons Co.	168,450	331,847
SP Plus Corp.*	30,130	962,051
Steelcase, Inc. Class A	132,713	2,269,392
U.S. Ecology, Inc.	11,952	711,622
Viad Corp.	14,310	947,894
VSE Corp.	16,583	475,766

Total Commercial Services & Supplies		23,891,680

Communications Equipment - 0.2%
Applied Optoelectronics, Inc.*(a)	20,282	208,499
CalAmp Corp.*	7,623	89,037
Casa Systems, Inc.*	141,227	908,090
Clearfield, Inc.*	6,879	91,147
Comtech Telecommunications Corp.	10,841	304,740
Digi International, Inc.*	8,981	113,879
NETGEAR, Inc.*	7,805	197,388

Total Communications Equipment		1,912,780

Construction & Engineering - 1.3%
Ameresco, Inc. Class A*	38,141	561,817
Argan, Inc.	18,790	762,122
Comfort Systems USA, Inc.	35,816	1,826,258
Construction Partners, Inc. Class A*	81,947	1,230,844
Dycom Industries, Inc.*	34,749	2,045,674
MYR Group, Inc.*	14,638	546,729
Northwest Pipe Co.*	12,968	334,315
NV5 Global, Inc.*	6,605	537,647
Orion Group Holdings, Inc.*	17,586	47,130
Primoris Services Corp.	43,404	908,446
Sterling Construction Co., Inc.*	31,178	418,409
Tutor Perini Corp.*	70,090	972,148

Total Construction & Engineering		10,191,539

Construction Materials - 0.5%
Forterra, Inc.*(a)	32,307	160,566
Summit Materials, Inc. Class A*	125,792	2,421,496
United States Lime & Minerals, Inc.	4,844	387,520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2019

Investments	Shares	Value
US Concrete, Inc.*	13,673	$679,411

Total Construction Materials		3,648,993

Consumer Finance - 0.8%
Curo Group Holdings Corp.*	6,803	75,173
Elevate Credit, Inc.*	22,199	91,460
Encore Capital Group, Inc.*	43,877	1,486,114
Enova International, Inc.*	52,752	1,215,933
EZCORP, Inc. Class A*	61,936	586,534
PRA Group, Inc.*	30,019	844,735
Regional Management Corp.*	16,524	435,738
World Acceptance Corp.*	9,316	1,528,849

Total Consumer Finance		6,264,536

Containers & Packaging - 0.0%
UFP Technologies, Inc.*	5,301	220,575

Distributors - 0.2%
Core-Mark Holding Co., Inc.	21,827	866,968
Funko, Inc. Class A*(a)	16,545	400,720
Weyco Group, Inc.	10,219	272,950

Total Distributors		1,540,638

Diversified Consumer Services - 0.7%
American Public Education, Inc.*	12,817	379,127
Career Education Corp.*	75,783	1,445,182
Carriage Services, Inc.	19,816	376,702
Collectors Universe, Inc.	8,262	176,311
K12, Inc.*	19,320	587,521
Sotheby’s*	41,047	2,386,062
Zovio, Inc.*	33,239	118,996

Total Diversified Consumer Services		5,469,901

Diversified Financial Services - 0.1%
Marlin Business Services Corp.	10,460	260,768
On Deck Capital, Inc.*	33,658	139,680

Total Diversified Financial Services		400,448

Diversified Telecommunication Services - 0.4%
ATN International, Inc.	10,517	607,146
Bandwidth, Inc. Class A*	8,081	606,237
Globalstar, Inc.*(a)	3,519,924	1,689,564

Total Diversified Telecommunication Services		2,902,947

Electric Utilities - 0.2%
Genie Energy Ltd. Class B	24,185	257,570
Otter Tail Corp.	28,243	1,491,513
Spark Energy, Inc. Class A(a)	13,786	154,265

Total Electric Utilities		1,903,348

Electrical Equipment - 1.0%
Allied Motion Technologies, Inc.	4,228	160,241
Atkore International Group, Inc.*	94,838	2,453,459
AZZ, Inc.	12,191	561,030
Encore Wire Corp.	23,325	1,366,379
LSI Industries, Inc.	13,714	50,056
Preformed Line Products Co.	6,573	364,933
Sunrun, Inc.*	75,986	1,425,498
Thermon Group Holdings, Inc.*	11,579	297,001
TPI Composites, Inc.*	14,167	350,208
Vicor Corp.*	12,405	385,175

Total Electrical Equipment		7,413,980

Electronic Equipment, Instruments & Components - 3.4%
Anixter International, Inc.*	41,987	2,507,044
Arlo Technologies, Inc.*	15,473	62,047
Badger Meter, Inc.	6,995	417,532
Bel Fuse, Inc. Class B	11,543	198,193
Benchmark Electronics, Inc.	43,658	1,096,689
Control4 Corp.*	19,828	470,915
CTS Corp.	21,215	585,110
Daktronics, Inc.	18,018	111,171
ePlus, Inc.*	12,637	871,195
FARO Technologies, Inc.*	3,179	167,152
Insight Enterprises, Inc.*	54,970	3,199,254
KEMET Corp.	91,704	1,724,952
Kimball Electronics, Inc.*	32,576	529,034
Knowles Corp.*	65,846	1,205,640
Methode Electronics, Inc.	82,459	2,355,854
MTS Systems Corp.	11,033	645,761
Napco Security Technologies, Inc.*	8,692	257,979
nLight, Inc.*	11,491	220,627
OSI Systems, Inc.*	9,949	1,120,556
Park Electrochemical Corp.	3,891	64,941
PC Connection, Inc.	30,704	1,074,026
PCM, Inc.*	5,338	187,044
Plexus Corp.*	29,694	1,733,239
Sanmina Corp.*	60,122	1,820,494
ScanSource, Inc.*	22,908	745,884
TTM Technologies, Inc.*	271,292	2,767,178
Vishay Precision Group, Inc.*	13,107	532,537

Total Electronic Equipment, Instruments & Components		26,672,048

Energy Equipment & Services - 2.8%
C&J Energy Services, Inc.*	128,210	1,510,314
Covia Holdings Corp.*(a)	192,501	377,302
DMC Global, Inc.	6,368	403,413
Era Group, Inc.*	8,345	69,597
Forum Energy Technologies, Inc.*	179,235	612,984
FTS International, Inc.*	663,702	3,703,457
Helix Energy Solutions Group, Inc.*	99,351	857,399
Keane Group, Inc.*	171,522	1,152,628
Liberty Oilfield Services, Inc. Class A(a)	173,181	2,802,069
Mammoth Energy Services, Inc.	166,388	1,144,749
NCS Multistage Holdings, Inc.*	25,512	90,568
Newpark Resources, Inc.*	58,113	431,198
ProPetro Holding Corp.*	142,264	2,944,865
SEACOR Holdings, Inc.*	27,642	1,313,271
Select Energy Services, Inc. Class A*	78,669	913,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2019

Investments	Shares	Value
Smart Sand, Inc.*(a)	111,969	$273,204
Solaris Oilfield Infrastructure, Inc. Class A	70,742	1,059,715
U.S. Silica Holdings, Inc.(a)	129,674	1,658,531

Total Energy Equipment & Services		21,318,611

Entertainment - 0.1%
Marcus Corp. (The)	22,267	733,920
Reading International, Inc. Class A*	13,976	181,409

Total Entertainment		915,329

Equity Real Estate Investment Trusts (REITs) - 2.8%
Agree Realty Corp.	12,484	799,600
Alexander & Baldwin, Inc.	34,664	800,738
Alexander’s, Inc.	2,638	976,851
American Assets Trust, Inc.	5,728	269,903
Armada Hoffler Properties, Inc.	15,285	252,967
Braemar Hotels & Resorts, Inc.	13,457	133,224
BRT Apartments Corp.	30,303	428,181
CareTrust REIT, Inc.	26,425	628,387
Chatham Lodging Trust	23,044	434,840
Chesapeake Lodging Trust	45,747	1,300,130
Community Healthcare Trust, Inc.	2,867	112,989
CorEnergy Infrastructure Trust, Inc.(a)	7,522	298,323
Easterly Government Properties, Inc.	4,807	87,055
Essential Properties Realty Trust, Inc.	8,514	170,621
Four Corners Property Trust, Inc.	35,052	957,971
Franklin Street Properties Corp.	10,195	75,239
Getty Realty Corp.	16,259	500,127
Gladstone Land Corp.(a)	5,664	65,306
Global Net Lease, Inc.	9,790	192,080
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,695	526,825
Independence Realty Trust, Inc.	21,076	243,849
Industrial Logistics Properties Trust	66,528	1,385,113
Innovative Industrial Properties, Inc.(a)	789	97,489
iStar, Inc.	53,244	661,291
Jernigan Capital, Inc.	12,451	255,246
Lexington Realty Trust	308,079	2,899,023
LTC Properties, Inc.	38,314	1,749,417
Mack-Cali Realty Corp.	16,577	386,078
Monmouth Real Estate Investment Corp.	32,168	435,876
National Storage Affiliates Trust	2,537	73,421
NorthStar Realty Europe Corp.	28,843	473,891
One Liberty Properties, Inc.	11,412	330,492
Retail Opportunity Investments Corp.	30,486	522,225
RPT Realty	32,107	388,816
Safehold, Inc.	4,401	132,910
Saul Centers, Inc.	8,488	476,431
Summit Hotel Properties, Inc.	84,186	965,613
Universal Health Realty Income Trust	4,351	369,530
Urstadt Biddle Properties, Inc. Class A	13,094	274,974
Washington Prime Group, Inc.(a)	149,830	572,351
Washington Real Estate Investment Trust	9,184	245,488
Whitestone REIT	11,054	140,275

Total Equity Real Estate Investment Trusts (REITs)		22,091,156

Food & Staples Retailing - 0.9%
Andersons, Inc. (The)	16,954	461,827
Chefs’ Warehouse, Inc. (The)*	6,540	229,358
Ingles Markets, Inc. Class A	33,796	1,052,069
Natural Grocers by Vitamin Cottage, Inc.*	7,469	75,063
PriceSmart, Inc.	21,973	1,123,260
SpartanNash Co.	48,279	563,416
United Natural Foods, Inc.*	221,238	1,984,505
Village Super Market, Inc. Class A	13,457	356,745
Weis Markets, Inc.	22,849	831,932

Total Food & Staples Retailing		6,678,175

Food Products - 0.8%
B&G Foods, Inc.(a)	41,509	863,387
Calavo Growers, Inc.	8,538	825,966
Hostess Brands, Inc.*	161,630	2,333,937
John B. Sanfilippo & Son, Inc.	8,372	667,165
Landec Corp.*	13,805	129,353
Limoneira Co.	8,922	177,905
Simply Good Foods Co. (The)*	34,624	833,746

Total Food Products		5,831,459

Gas Utilities - 0.1%
Chesapeake Utilities Corp.	8,694	826,104

Health Care Equipment & Supplies - 0.7%
AngioDynamics, Inc.*	4,431	87,246
Atrion Corp.	698	595,213
CONMED Corp.	10,713	916,711
FONAR Corp.*	14,668	315,509
Heska Corp.*	1,302	110,891
IntriCon Corp.*	3,359	78,466
iRadimed Corp.*(a)	2,846	58,201
Lantheus Holdings, Inc.*	28,044	793,645
LeMaitre Vascular, Inc.	13,279	371,547
Meridian Bioscience, Inc.	21,974	261,051
Mesa Laboratories, Inc.	739	180,567
OraSure Technologies, Inc.*	21,013	195,001
Orthofix Medical, Inc.*	3,691	195,180
STAAR Surgical Co.*	2,114	62,109
Tactile Systems Technology, Inc.*	2,769	157,612
Utah Medical Products, Inc.	3,335	319,160
Varex Imaging Corp.*	15,962	489,235

Total Health Care Equipment & Supplies		5,187,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2019

Investments	Shares	Value
Health Care Providers & Services - 0.8%
Addus HomeCare Corp.*	3,174	$237,891
Apollo Medical Holdings, Inc.*(a)	5,091	85,071
CorVel Corp.*	9,981	868,447
Cross Country Healthcare, Inc.*	20,334	190,733
Magellan Health, Inc.*	26,334	1,954,773
National HealthCare Corp.	11,004	892,975
National Research Corp.	11,723	675,127
Providence Service Corp. (The)*	2,513	144,095
RadNet, Inc.*	15,549	214,421
Tivity Health, Inc.*	55,945	919,736
U.S. Physical Therapy, Inc.	2,306	282,646

Total Health Care Providers & Services		6,465,915

Health Care Technology - 0.1%
Computer Programs & Systems, Inc.	3,337	92,735
HealthStream, Inc.*	7,682	198,656
NextGen Healthcare, Inc.*	20,423	406,418
Simulations Plus, Inc.	6,791	193,951

Total Health Care Technology		891,760

Hotels, Restaurants & Leisure - 2.5%
BBX Capital Corp.	178,934	878,566
BJ’s Restaurants, Inc.	13,380	587,917
Bloomin’ Brands, Inc.	102,237	1,933,302
Bluegreen Vacations Corp.(a)	101,709	1,188,978
Brinker International, Inc.	50,051	1,969,507
Carrols Restaurant Group, Inc.*	16,298	147,171
Chuy’s Holdings, Inc.*	6,947	159,225
Del Taco Restaurants, Inc.*	29,991	384,484
Denny’s Corp.*	41,937	860,966
Dine Brands Global, Inc.	12,363	1,180,295
El Pollo Loco Holdings, Inc.*	7,328	78,116
Fiesta Restaurant Group, Inc.*	12,983	170,597
Habit Restaurants, Inc. (The) Class A*	83,685	877,856
International Speedway Corp. Class A	29,757	1,335,792
J Alexander’s Holdings, Inc.*	15,562	174,761
Monarch Casino & Resort, Inc.*	13,909	594,471
Nathan’s Famous, Inc.	1,048	81,870
Papa John’s International, Inc.(a)	13,754	615,079
RCI Hospitality Holdings, Inc.	13,162	230,467
Red Lion Hotels Corp.*	15,135	107,610
Red Robin Gourmet Burgers, Inc.*	6,614	202,190
Ruth’s Hospitality Group, Inc.	27,773	630,725
Shake Shack, Inc. Class A*	50,580	3,651,876
Speedway Motorsports, Inc.	43,787	812,249
Town Sports International Holdings, Inc.*	48,211	104,618
Wingstop, Inc.	6,164	584,039

Total Hotels, Restaurants & Leisure		19,542,727

Household Durables - 6.3%
Bassett Furniture Industries, Inc.	11,622	177,236
Beazer Homes USA, Inc.*	60,748	583,788
Cavco Industries, Inc.*	8,398	1,323,021
Century Communities, Inc.*	77,435	2,058,222
Ethan Allen Interiors, Inc.	30,472	641,740
Flexsteel Industries, Inc.	10,053	171,504
Green Brick Partners, Inc.*	99,127	823,745
Hamilton Beach Brands Holding Co. Class A	19,650	374,332
Hooker Furniture Corp.	17,900	369,098
Installed Building Products, Inc.*	21,926	1,298,458
KB Home	219,019	5,635,359
La-Z-Boy, Inc.	61,134	1,874,368
LGI Homes, Inc.*	58,900	4,207,227
M/I Homes, Inc.*	66,253	1,890,861
MDC Holdings, Inc.	119,424	3,914,719
Meritage Homes Corp.*	88,686	4,553,139
New Home Co., Inc. (The)*	40,725	156,791
Taylor Morrison Home Corp. Class A*	250,761	5,255,951
TopBuild Corp.*	45,254	3,745,221
TRI Pointe Group, Inc.*	381,215	4,563,144
Tupperware Brands Corp.	85,903	1,634,734
Turtle Beach Corp.*(a)	36,441	421,258
Universal Electronics, Inc.*	4,719	193,573
VOXX International Corp.*	15,198	63,224
William Lyon Homes Class A*	130,259	2,374,622
ZAGG, Inc.*	73,069	508,560

Total Household Durables		48,813,895

Household Products - 0.2%
Central Garden and Pet Co. Class A*	53,785	1,325,262

Independent Power & Renewable Electricity Producers - 0.3%
Pattern Energy Group, Inc. Class A	109,711	2,533,227

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	24,914	893,914

Insurance - 2.0%
Ambac Financial Group, Inc.*	138,580	2,335,073
AMERISAFE, Inc.	13,474	859,237
EMC Insurance Group, Inc.	13,285	478,659
Employers Holdings, Inc.	42,154	1,781,850
FBL Financial Group, Inc. Class A	19,394	1,237,337
FedNat Holding Co.	17,559	250,567
HCI Group, Inc.	8,182	331,126
Health Insurance Innovations, Inc. Class A*(a)	7,208	186,831
Heritage Insurance Holdings, Inc.	14,210	218,976
Horace Mann Educators Corp.	21,201	854,188
Independence Holding Co.	9,220	356,998
Investors Title Co.	1,835	306,445
Kingstone Cos., Inc.	4,396	38,025
Kinsale Capital Group, Inc.	7,677	702,292

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2019

Investments	Shares	Value
National Western Life Group, Inc. Class A	4,734	$1,216,638
Safety Insurance Group, Inc.	10,713	1,019,128
State Auto Financial Corp.	22,841	799,435
Stewart Information Services Corp.	13,622	551,555
United Fire Group, Inc.	12,165	589,516
United Insurance Holdings Corp.	21,529	307,004
Universal Insurance Holdings, Inc.	49,896	1,392,098

Total Insurance		15,812,978

Interactive Media & Services - 0.2%
Care.com, Inc.*	4,794	52,638
Cars.com, Inc.*	35,188	693,907
QuinStreet, Inc.*	20,519	325,226
Travelzoo*	9,224	142,419

Total Interactive Media & Services		1,214,190

Internet & Direct Marketing Retail - 0.3%
1-800-Flowers.com, Inc. Class A*	33,996	641,844
Duluth Holdings, Inc. Class B*(a)	14,444	196,294
Leaf Group Ltd.*	31,648	234,512
PetMed Express, Inc.(a)	28,245	442,599
Shutterstock, Inc.	20,077	786,818

Total Internet & Direct Marketing Retail		2,302,067

IT Services - 1.5%
Carbonite, Inc.*	3,096	80,620
Cass Information Systems, Inc.	8,079	391,670
CSG Systems International, Inc.	28,634	1,398,198
EVERTEC, Inc.	42,693	1,396,061
ExlService Holdings, Inc.*	20,707	1,369,354
GreenSky, Inc. Class A*(a)	104,752	1,287,402
Hackett Group, Inc. (The)	29,886	501,786
Information Services Group, Inc.*	19,653	62,103
NIC, Inc.	77,948	1,250,286
Perficient, Inc.*	13,105	449,764
Presidio, Inc.	39,149	535,167
PRGX Global, Inc.*	7,447	50,044
Sykes Enterprises, Inc.*	30,838	846,811
TTEC Holdings, Inc.	22,424	1,044,734
Unisys Corp.*	59,364	577,018
Virtusa Corp.*	2,553	113,430

Total IT Services		11,354,448

Leisure Products - 1.1%
Acushnet Holdings Corp.	81,944	2,151,849
American Outdoor Brands Corp.*	29,046	261,705
Callaway Golf Co.	114,735	1,968,853
Clarus Corp.	7,179	103,665
Johnson Outdoors, Inc. Class A	13,523	1,008,410
Malibu Boats, Inc. Class A*	31,917	1,239,975
Marine Products Corp.	27,723	428,043
MasterCraft Boat Holdings, Inc.*	29,535	578,591
Nautilus, Inc.*	33,830	74,764
Sturm Ruger & Co., Inc.	15,114	823,411

Total Leisure Products		8,639,266

Life Sciences Tools & Services - 0.4%
Cambrex Corp.*	45,687	2,138,609
Luminex Corp.	21,586	445,535
NeoGenomics, Inc.*	7,282	159,767
Pacific Biosciences of California, Inc.*	44,388	268,547

Total Life Sciences Tools & Services		3,012,458

Machinery - 5.3%
Alamo Group, Inc.	14,442	1,443,189
Altra Industrial Motion Corp.	32,045	1,149,775
Blue Bird Corp.*	25,010	492,447
Chart Industries, Inc.*	11,192	860,441
Columbus McKinnon Corp.	19,809	831,384
Commercial Vehicle Group, Inc.*	104,362	836,983
Douglas Dynamics, Inc.	18,619	740,850
Energy Recovery, Inc.*	62,577	652,052
EnPro Industries, Inc.	26,359	1,682,759
ESCO Technologies, Inc.	16,295	1,346,293
Evoqua Water Technologies Corp.*	25,996	370,183
Federal Signal Corp.	71,099	1,901,898
Franklin Electric Co., Inc.	36,624	1,739,640
Gorman-Rupp Co. (The)	18,943	621,899
Greenbrier Cos., Inc. (The)	45,696	1,389,158
Helios Technologies, Inc.	14,350	665,984
Hurco Cos., Inc.	10,509	373,700
Hyster-Yale Materials Handling, Inc.	17,241	952,738
Kadant, Inc.	8,879	806,302
L.B. Foster Co. Class A*	7,971	217,927
Lindsay Corp.	3,372	277,212
Lydall, Inc.*	32,017	646,743
Meritor, Inc.*	200,175	4,854,244
Milacron Holdings Corp.*	37,113	512,159
Miller Industries, Inc.	19,316	593,967
Mueller Industries, Inc.	53,214	1,557,574
Mueller Water Products, Inc. Class A	112,146	1,101,274
Omega Flex, Inc.	5,772	443,347
Park-Ohio Holdings Corp.	24,490	798,129
REV Group, Inc.	75,723	1,091,169
Spartan Motors, Inc.	41,066	450,083
SPX Corp.*	15,984	527,792
SPX FLOW, Inc.*	38,627	1,616,926
Standex International Corp.	12,913	944,457
Tennant Co.	6,926	423,871
TriMas Corp.*	42,860	1,327,374
Twin Disc, Inc.*	16,440	248,244
Wabash National Corp.	96,742	1,573,992
Welbilt, Inc.*	191,934	3,205,298

Total Machinery		41,269,457

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2019

Investments	Shares	Value
Marine - 0.2%
Matson, Inc.	48,364	$1,878,941

Media - 1.5%
Emerald Expositions Events, Inc.	68,939	768,670
EW Scripps Co. (The) Class A	34,263	523,881
Gannett Co., Inc.	104,230	850,517
Gray Television, Inc.*	135,017	2,212,929
Lee Enterprises, Inc.*	163,406	366,029
Loral Space & Communications, Inc.*	50,411	1,739,684
MSG Networks, Inc. Class A*	124,815	2,588,663
National CineMedia, Inc.	288,295	1,891,215
New Media Investment Group, Inc.	33,065	312,133
Scholastic Corp.	1,641	54,547
TechTarget, Inc.*	19,708	418,795

Total Media		11,727,063

Metals & Mining - 2.7%
AK Steel Holding Corp.*(a)	414,534	982,446
Carpenter Technology Corp.	54,977	2,637,797
Century Aluminum Co.*	58,534	404,470
Compass Minerals International, Inc.	25,695	1,411,940
Global Brass & Copper Holdings, Inc.	33,958	1,484,983
Gold Resource Corp.	37,057	125,253
Kaiser Aluminum Corp.	16,359	1,596,802
Materion Corp.	15,441	1,047,054
Olympic Steel, Inc.	31,008	423,259
Ramaco Resources, Inc.*	64,517	343,230
Ryerson Holding Corp.*	225,882	1,881,597
Schnitzer Steel Industries, Inc. Class A	71,882	1,881,152
Synalloy Corp.	13,276	207,371
Universal Stainless & Alloy Products, Inc.*	8,672	138,752
Warrior Met Coal, Inc.	248,648	6,494,686

Total Metals & Mining		21,060,792

Multi-Utilities - 0.1%
Unitil Corp.	10,299	616,807

Multiline Retail - 0.7%
Big Lots, Inc.	95,954	2,745,244
Dillard’s, Inc. Class A(a)	43,106	2,684,642

Total Multiline Retail		5,429,886

Oil, Gas & Consumable Fuels - 4.5%
Adams Resources & Energy, Inc.	3,264	111,890
Arch Coal, Inc. Class A(a)	52,438	4,940,184
Bonanza Creek Energy, Inc.*	91,485	1,910,207
Callon Petroleum Co.*	370,106	2,438,998
Carrizo Oil & Gas, Inc.*	123,285	1,235,316
CONSOL Energy, Inc.*	69,619	1,852,562
Contura Energy, Inc.*	37,292	1,935,455
Denbury Resources, Inc.*	1,088,521	1,349,766
Earthstone Energy, Inc. Class A*	42,963	262,934
Evolution Petroleum Corp.	38,077	272,250
Gulfport Energy Corp.*	846,638	4,156,993
Hallador Energy Co.	20,651	116,265
NACCO Industries, Inc. Class A	15,067	782,580
Overseas Shipholding Group, Inc. Class A*	634,767	1,193,362
Panhandle Oil and Gas, Inc. Class A	3,320	43,293
Par Pacific Holdings, Inc.*	46,647	957,196
Penn Virginia Corp.*	2,971	91,150
Renewable Energy Group, Inc.*	81,043	1,285,342
REX American Resources Corp.*	9,075	661,567
Ring Energy, Inc.*	53,147	172,728
SilverBow Resources, Inc.*	31,265	433,020
SRC Energy, Inc.*	787,252	3,904,770
Unit Corp.*	36,815	327,285
W&T Offshore, Inc.*	775,210	3,845,042
World Fuel Services Corp.	22,454	807,446

Total Oil, Gas & Consumable Fuels		35,087,601

Paper & Forest Products - 0.8%
Boise Cascade Co.	67,527	1,898,184
Clearwater Paper Corp.*	30,677	567,218
Neenah, Inc.	9,488	640,914
PH Glatfelter Co.	14,674	247,697
Schweitzer-Mauduit International, Inc.	52,078	1,727,948
Verso Corp. Class A*	62,993	1,200,017

Total Paper & Forest Products		6,281,978

Personal Products - 0.3%
elf Beauty, Inc.*	24,958	351,908
Inter Parfums, Inc.	13,268	882,189
Lifevantage Corp.*	9,180	119,156
Medifast, Inc.	5,883	754,789
Natural Health Trends Corp.(a)	29,654	238,715

Total Personal Products		2,346,757

Pharmaceuticals - 0.8%
ANI Pharmaceuticals, Inc.*	4,445	365,379
Corcept Therapeutics, Inc.*	73,933	824,353
Innoviva, Inc.*	183,118	2,666,198
Phibro Animal Health Corp. Class A	33,742	1,071,983
Prestige Consumer Healthcare, Inc.*	35,319	1,118,906

Total Pharmaceuticals		6,046,819

Professional Services - 1.3%
Barrett Business Services, Inc.	9,146	755,460
BG Staffing, Inc.	12,290	232,035
CBIZ, Inc.*	53,095	1,040,131
CRA International, Inc.	6,064	232,433
Forrester Research, Inc.	5,953	279,969
GP Strategies Corp.*	17,535	264,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2019

Investments	Shares	Value
Heidrick & Struggles International, Inc.	12,978	$388,951
ICF International, Inc.	13,266	965,765
InnerWorkings, Inc.*	40,193	153,537
Kelly Services, Inc. Class A	59,857	1,567,655
Kforce, Inc.	29,318	1,028,769
Mistras Group, Inc.*	11,760	168,991
Navigant Consulting, Inc.	15,363	356,268
Resources Connection, Inc.	22,398	358,592
TrueBlue, Inc.*	48,522	1,070,395
WageWorks, Inc.*	25,419	1,291,031
Willdan Group, Inc.*	3,907	145,536

Total Professional Services		10,299,946

Real Estate Management & Development - 0.8%
Consolidated-Tomoka Land Co.	6,422	383,393
Five Point Holdings LLC Class A*(a)	114,138	858,318
HFF, Inc. Class A	34,877	1,586,206
Marcus & Millichap, Inc.*	28,683	884,871
RE/MAX Holdings, Inc. Class A	23,068	709,572
RMR Group, Inc. (The) Class A	21,030	987,989
St. Joe Co. (The)*	30,860	533,261

Total Real Estate Management & Development		5,943,610

Road & Rail - 0.8%
ArcBest Corp.	26,409	742,357
Covenant Transportation Group, Inc. Class A*	29,150	428,796
Heartland Express, Inc.	50,856	918,968
Marten Transport Ltd.	44,138	801,105
PAM Transportation Services, Inc.*	6,335	392,770
Saia, Inc.*	28,427	1,838,374
Universal Logistics Holdings, Inc.	41,138	924,371
US Xpress Enterprises, Inc. Class A*	15,407	79,192
USA Truck, Inc.*	10,065	101,757

Total Road & Rail		6,227,690

Semiconductors & Semiconductor Equipment - 2.3%
ACM Research, Inc. Class A*(a)	12,536	195,687
Advanced Energy Industries, Inc.*	71,560	4,026,681
Amkor Technology, Inc.*	402,090	2,999,592
Axcelis Technologies, Inc.*	40,790	613,890
AXT, Inc.*	49,354	195,442
Ceva, Inc.*	6,571	160,004
Cohu, Inc.	30,195	465,909
CyberOptics Corp.*	3,265	52,991
Diodes, Inc.*	41,871	1,522,848
Enphase Energy, Inc.*	59,406	1,082,971
FormFactor, Inc.*	28,504	446,658
Nanometrics, Inc.*	34,585	1,200,445
NVE Corp.	2,586	180,063
Photronics, Inc.*	48,122	394,600
Power Integrations, Inc.	18,135	1,454,064
Rudolph Technologies, Inc.*	36,305	1,003,107
Ultra Clean Holdings, Inc.*	121,998	1,698,212

Total Semiconductors & Semiconductor Equipment		17,693,164

Software - 0.7%
American Software, Inc. Class A	18,701	245,918
Appfolio, Inc. Class A*	5,290	541,008
Ebix, Inc.	41,868	2,102,611
MicroStrategy, Inc. Class A*	4,482	642,316
Monotype Imaging Holdings, Inc.	4,155	69,970
Progress Software Corp.	26,643	1,162,168
QAD, Inc. Class A	1,706	68,598
SPS Commerce, Inc.*	3,430	350,580
Zix Corp.*	11,840	107,626

Total Software		5,290,795

Specialty Retail - 6.2%
Abercrombie & Fitch Co. Class A	61,804	991,336
America’s Car-Mart, Inc.*	9,028	777,130
Asbury Automotive Group, Inc.*	39,250	3,310,345
At Home Group, Inc.*	30,141	200,739
Bed Bath & Beyond, Inc.(a)	492,635	5,724,419
Boot Barn Holdings, Inc.*	29,765	1,060,825
Buckle, Inc. (The)(a)	83,015	1,436,990
Caleres, Inc.	48,724	970,582
Camping World Holdings, Inc. Class A(a)	210,992	2,620,521
Cato Corp. (The) Class A	32,853	404,749
Chico’s FAS, Inc.	220,115	741,788
Children’s Place, Inc. (The)(a)	21,286	2,030,259
Citi Trends, Inc.	17,982	262,897
Conn’s, Inc.*	37,827	674,077
Container Store Group, Inc. (The)*	28,861	211,263
Express, Inc.*	98,890	269,970
GameStop Corp. Class A	338,471	1,851,436
Genesco, Inc.*	19,475	823,598
Group 1 Automotive, Inc.	52,661	4,312,409
Guess?, Inc.	38,418	620,451
Haverty Furniture Cos., Inc.	24,904	424,115
Hibbett Sports, Inc.*	39,206	713,549
J. Jill, Inc.(a)	106,983	212,896
Kirkland’s, Inc.*(a)	8,890	20,091
Lithia Motors, Inc. Class A	60,830	7,225,387
Lumber Liquidators Holdings, Inc.*(a)	6,631	76,588
MarineMax, Inc.*	32,302	531,045
Office Depot, Inc.	779,162	1,605,074
Party City Holdco, Inc.*(a)	209,006	1,532,014
Shoe Carnival, Inc.(a)	17,754	490,010
Sleep Number Corp.*	26,838	1,083,987
Sonic Automotive, Inc. Class A	78,544	1,834,002
Sportsman’s Warehouse Holdings, Inc.*	73,631	278,325
Tailored Brands, Inc.(a)	127,824	737,544
Tile Shop Holdings, Inc.	34,230	136,920
Tilly’s, Inc. Class A	36,995	282,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2019

Investments	Shares	Value
Vitamin Shoppe, Inc.*(a)	39,712	$156,465
Winmark Corp.	2,981	516,160
Zumiez, Inc.*	27,418	715,610

Total Specialty Retail		47,867,838

Technology Hardware, Storage & Peripherals - 0.1%
Immersion Corp.*	84,599	643,798

Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc.*	8,657	170,976
Culp, Inc.	13,487	256,253
G-III Apparel Group Ltd.*	61,084	1,797,091
Movado Group, Inc.	22,758	614,466
Oxford Industries, Inc.	14,390	1,090,762
Superior Group of Cos., Inc.	16,935	290,097
Unifi, Inc.*	12,985	235,937
Vera Bradley, Inc.*	34,804	417,648
Vince Holding Corp.*(a)	92,320	1,287,864

Total Textiles, Apparel & Luxury Goods		6,161,094

Thrifts & Mortgage Finance - 3.8%
Axos Financial, Inc.*	67,349	1,835,260
Capitol Federal Financial, Inc.	84,211	1,159,585
Dime Community Bancshares, Inc.	41,354	785,312
Federal Agricultural Mortgage Corp. Class C	19,389	1,408,805
First Defiance Financial Corp.	21,470	613,398
Flagstar Bancorp, Inc.	73,728	2,443,346
FS Bancorp, Inc.	4,239	219,877
Home Bancorp, Inc.	9,872	379,875
HomeStreet, Inc.*	19,721	584,530
Kearny Financial Corp.	28,048	372,758
Luther Burbank Corp.	71,007	773,266
Merchants Bancorp	36,493	621,476
Meridian Bancorp, Inc.	48,462	866,985
Meta Financial Group, Inc.	28,909	810,897
NMI Holdings, Inc. Class A*	56,928	1,616,186
Northfield Bancorp, Inc.	33,994	530,646
Northwest Bancshares, Inc.	70,573	1,242,791
OceanFirst Financial Corp.	31,091	772,611
Ocwen Financial Corp.*	136,921	283,426
OP Bancorp	14,739	159,771
Oritani Financial Corp.	44,993	798,176
PCSB Financial Corp.	3,559	72,070
PennyMac Financial Services, Inc.	53,235	1,180,752
Provident Financial Services, Inc.	54,154	1,313,234
Riverview Bancorp, Inc.	21,615	184,592
Southern Missouri Bancorp, Inc.	7,701	268,226
Sterling Bancorp, Inc.	73,016	727,970
Territorial Bancorp, Inc.	9,364	289,348
Timberland Bancorp, Inc.	8,927	266,739
TrustCo Bank Corp.	96,238	762,205
United Community Financial Corp.	45,266	433,196
United Financial Bancorp, Inc.	48,232	683,930
Walker & Dunlop, Inc.	44,394	2,362,205
Waterstone Financial, Inc.	24,580	419,335
Western New England Bancorp, Inc.	19,917	186,025
WSFS Financial Corp.	42,564	1,757,893

Total Thrifts & Mortgage Finance		29,186,697

Tobacco - 0.4%
Turning Point Brands, Inc.	13,460	659,271
Universal Corp.	30,149	1,832,155
Vector Group Ltd.	66,530	648,667

Total Tobacco		3,140,093

Trading Companies & Distributors - 1.9%
BlueLinx Holdings, Inc.*(a)	17,160	339,940
BMC Stock Holdings, Inc.*	110,135	2,334,862
CAI International, Inc.*	53,421	1,325,909
DXP Enterprises, Inc.*	14,392	545,313
EVI Industries, Inc.(a)	2,083	79,717
GMS, Inc.*	49,012	1,078,264
H&E Equipment Services, Inc.	56,033	1,630,000
Herc Holdings, Inc.*	23,228	1,064,539
Kaman Corp.	15,942	1,015,346
Lawson Products, Inc.*	2,184	80,218
MRC Global, Inc.*	27,528	471,279
NOW, Inc.*	49,132	725,188
Rush Enterprises, Inc. Class A	57,975	2,117,247
Systemax, Inc.	39,160	867,786
Titan Machinery, Inc.*	5,554	114,301
Transcat, Inc.*	5,977	152,952
Willis Lease Finance Corp.*	9,769	569,728

Total Trading Companies & Distributors		14,512,589

Water Utilities - 0.3%
Artesian Resources Corp. Class A	6,878	255,655
Cadiz, Inc.*(a)	13,002	146,273
Connecticut Water Service, Inc.	4,245	295,961
Middlesex Water Co.	8,964	531,117
SJW Group	13,070	794,264
York Water Co. (The)	5,768	206,033

Total Water Utilities		2,229,303

Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	4,496	67,620

Total United States		770,506,737

Puerto Rico - 0.2%

Banks - 0.2%
First BanCorp	169,740	1,873,929

TOTAL COMMON STOCKS (Cost: $712,818,639)		772,380,666

RIGHTS - 0.0%

United States - 0.0%
A. Schulman, Inc. CVR, *† (Cost: $6,075)	14,030	6,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2019

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. MidCap Fund(a)(b) (Cost: $1,675,964)	43,591	$1,743,640

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $20,373,145)(d)	20,373,145	20,373,145

TOTAL INVESTMENTS IN SECURITIES - 102.6% (Cost: $734,873,823)		794,503,526
Other Assets less Liabilities - (2.6)%		(19,787,561)

NET ASSETS - 100.0%		$774,715,965

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $6,075, which represent less than 0.0% of net assets.

(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $34,526,720 and the total market value of the collateral held by the Fund was $35,506,156. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,133,011.

CVR	-	Contingent Value Rights

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 0.6%
Moog, Inc. Class A	6,583	$616,235
National Presto Industries, Inc.	918	85,640

Total Aerospace & Defense		701,875

Airlines - 1.0%
Allegiant Travel Co.	5,995	860,282
Hawaiian Holdings, Inc.	12,644	346,825

Total Airlines		1,207,107

Auto Components - 3.0%
Cooper Tire & Rubber Co.	11,054	348,754
Dana, Inc.	69,951	1,394,823
LCI Industries	15,931	1,433,790
Standard Motor Products, Inc.	6,339	287,410
Tower International, Inc.	7,152	139,464

Total Auto Components		3,604,241

Automobiles - 0.3%
Winnebago Industries, Inc.	10,229	395,351

Banks - 6.0%
1st Source Corp.	9,856	457,318
Enterprise Financial Services Corp.	4,992	207,667
FB Financial Corp.	4,641	169,861
First Financial Bancorp	51,548	1,248,493
FNCB Bancorp, Inc.	2,827	21,881
Great Western Bancorp, Inc.	28,560	1,020,163
Hanmi Financial Corp.	25,676	571,805
Heartland Financial USA, Inc.	6,675	298,573
LegacyTexas Financial Group, Inc.	20,941	852,508
Live Oak Bancshares, Inc.	4,709	80,759
Plumas Bancorp	1,348	32,756
Preferred Bank	5,776	272,916
ServisFirst Bancshares, Inc.	11,462	392,688
South State Corp.	14,047	1,034,843
Stock Yards Bancorp, Inc.	10,509	379,900
West Bancorporation, Inc.	2,675	56,764

Total Banks		7,098,895

Beverages - 0.2%
Coca-Cola Consolidated, Inc.	557	166,682
MGP Ingredients, Inc.(a)	1,609	106,693

Total Beverages		273,375

Building Products - 2.0%
AAON, Inc.	7,393	370,981
Apogee Enterprises, Inc.	8,687	377,363
Griffon Corp.	19,412	328,451
Insteel Industries, Inc.	1,574	32,771
Simpson Manufacturing Co., Inc.	11,965	795,194
Universal Forest Products, Inc.	13,205	502,582

Total Building Products		2,407,342

Capital Markets - 7.3%
Artisan Partners Asset Management, Inc. Class A	91,712	2,523,914
B. Riley Financial, Inc.	7,241	151,048
Cohen & Steers, Inc.	28,439	1,462,902
Diamond Hill Investment Group, Inc.	3,035	430,120
Houlihan Lokey, Inc.	16,204	721,564
Moelis & Co. Class A	38,757	1,354,557
Silvercrest Asset Management Group, Inc. Class A	4,100	57,523
Virtus Investment Partners, Inc.	3,224	346,258
Waddell & Reed Financial, Inc. Class A	70,845	1,180,986
Westwood Holdings Group, Inc.	11,011	387,587

Total Capital Markets		8,616,459

Chemicals - 7.5%
Balchem Corp.	2,807	280,616
Cabot Corp.	29,782	1,420,899
Chase Corp.	1,256	135,196
FutureFuel Corp.	11,002	128,613
H.B. Fuller Co.	12,837	595,637
Innophos Holdings, Inc.	25,711	748,447
Innospec, Inc.	5,429	495,342
Kronos Worldwide, Inc.	117,867	1,805,723
Minerals Technologies, Inc.	2,388	127,782
PolyOne Corp.	35,676	1,119,870
Quaker Chemical Corp.	1,722	349,359
Sensient Technologies Corp.	17,371	1,276,421
Stepan Co.	4,787	439,973

Total Chemicals		8,923,878

Commercial Services & Supplies - 8.2%
ABM Industries, Inc.	27,910	1,116,400
ACCO Brands Corp.	57,337	451,242
Brady Corp. Class A	15,828	780,637
Deluxe Corp.	21,007	854,145
Ennis, Inc.	20,722	425,215
Herman Miller, Inc.	23,642	1,056,797
HNI Corp.	22,840	808,079
Interface, Inc.	16,720	256,318
Kimball International, Inc. Class B	12,406	216,237
Knoll, Inc.	26,581	610,831
Matthews International Corp. Class A	9,778	340,763
McGrath RentCorp	9,901	615,347
Mobile Mini, Inc.	21,613	657,684
Multi-Color Corp.	1,817	90,795
Steelcase, Inc. Class A	50,947	871,194
U.S. Ecology, Inc.	3,779	225,002
UniFirst Corp.	772	145,576
Viad Corp.	2,729	180,769
VSE Corp.	1,769	50,753

Total Commercial Services & Supplies		9,753,784

Communications Equipment - 0.9%
InterDigital, Inc.	11,217	722,375
Plantronics, Inc.	10,770	398,921

Total Communications Equipment		1,121,296

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2019

Investments	Shares	Value
Construction & Engineering - 1.1%
Argan, Inc.	6,154	$249,606
Comfort Systems USA, Inc.	4,658	237,512
Primoris Services Corp.	8,745	183,033
Valmont Industries, Inc.	4,568	579,268

Total Construction & Engineering		1,249,419

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	685	54,800

Containers & Packaging - 1.7%
Greif, Inc. Class A	17,019	553,968
Owens-Illinois, Inc.	30,811	532,106
Silgan Holdings, Inc.	29,196	893,398

Total Containers & Packaging		1,979,472

Distributors - 0.5%
Core-Mark Holding Co., Inc.	13,427	533,320
Weyco Group, Inc.	4,177	111,568

Total Distributors		644,888

Diversified Consumer Services - 0.1%
Carriage Services, Inc.	6,264	119,079

Electric Utilities - 1.5%
MGE Energy, Inc.	11,567	845,316
Otter Tail Corp.	17,074	901,678

Total Electric Utilities		1,746,994

Electrical Equipment - 0.3%
Allied Motion Technologies, Inc.	304	11,522
AZZ, Inc.	6,524	300,234
Encore Wire Corp.	607	35,558

Total Electrical Equipment		347,314

Electronic Equipment, Instruments & Components - 1.3%
Badger Meter, Inc.	5,249	313,313
CTS Corp.	3,342	92,172
KEMET Corp.	10,932	205,631
Methode Electronics, Inc.	12,049	344,240
MTS Systems Corp.	7,835	458,582
PC Connection, Inc.	4,965	173,676

Total Electronic Equipment, Instruments & Components		1,587,614

Entertainment - 0.1%
Marcus Corp. (The)	4,663	153,692

Equity Real Estate Investment Trusts (REITs) - 3.8%
Brookfield Property REIT, Inc. Class A	136,060	2,570,173
PotlatchDeltic Corp.	48,896	1,905,966

Total Equity Real Estate Investment Trusts (REITs)		4,476,139

Food & Staples Retailing - 0.8%
Ingles Markets, Inc. Class A	5,264	163,868
PriceSmart, Inc.	5,677	290,208
Weis Markets, Inc.	12,074	439,615

Total Food & Staples Retailing		893,691

Food Products - 1.1%
Calavo Growers, Inc.	3,358	324,853
J&J Snack Foods Corp.	3,632	584,570
John B. Sanfilippo & Son, Inc.	1,312	104,553
Limoneira Co.	3,524	70,269
Tootsie Roll Industries, Inc.(a)	7,004	258,658

Total Food Products		1,342,903

Gas Utilities - 0.4%
Chesapeake Utilities Corp.	4,260	404,785
RGC Resources, Inc.	2,155	65,771

Total Gas Utilities		470,556

Health Care Equipment & Supplies - 0.7%
Atrion Corp.	212	180,781
CONMED Corp.	5,796	495,964
LeMaitre Vascular, Inc.	3,607	100,924
Utah Medical Products, Inc.	825	78,952

Total Health Care Equipment & Supplies		856,621

Health Care Providers & Services - 1.8%
Ensign Group, Inc. (The)	3,605	205,197
Patterson Cos., Inc.	75,114	1,720,111
U.S. Physical Therapy, Inc.	1,750	214,497

Total Health Care Providers & Services		2,139,805

Health Care Technology - 0.1%
Simulations Plus, Inc.	3,605	102,959

Hotels, Restaurants & Leisure - 2.3%
BBX Capital Corp.	9,297	45,648
BJ’s Restaurants, Inc.	3,153	138,543
Bloomin’ Brands, Inc.	29,879	565,012
Boyd Gaming Corp.	18,620	501,623
Cheesecake Factory, Inc. (The)	22,007	962,146
Dave & Buster’s Entertainment, Inc.	8,368	338,653
RCI Hospitality Holdings, Inc.	713	12,484
Ruth’s Hospitality Group, Inc.	9,880	224,375

Total Hotels, Restaurants & Leisure		2,788,484

Household Durables - 2.3%
Bassett Furniture Industries, Inc.	4,579	69,830
Ethan Allen Interiors, Inc.	17,778	374,405
Flexsteel Industries, Inc.	4,882	83,287
Hooker Furniture Corp.	3,916	80,748
KB Home	7,452	191,740
La-Z-Boy, Inc.	15,510	475,536
Lifetime Brands, Inc.	5,308	50,214
MDC Holdings, Inc.	43,967	1,441,238

Total Household Durables		2,766,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2019

Investments	Shares	Value
Household Products - 0.5%
Oil-Dri Corp. of America	3,018	$102,733
WD-40 Co.	2,754	437,996

Total Household Products		540,729

Independent Power & Renewable Electricity Producers - 0.3%
Ormat Technologies, Inc.	6,272	397,582

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	7,819	280,546

Insurance - 1.4%
AMERISAFE, Inc.	4,629	295,191
Employers Holdings, Inc.	10,076	425,912
HCI Group, Inc.	4,345	175,842
Independence Holding Co.	1,981	76,704
Investors Title Co.	288	48,096
Kingstone Cos., Inc.	4,927	42,619
Kinsale Capital Group, Inc.	1,693	154,876
United Insurance Holdings Corp.	9,668	137,866
Universal Insurance Holdings, Inc.	9,240	257,796

Total Insurance		1,614,902

Internet & Direct Marketing Retail - 0.2%
PetMed Express, Inc.(a)	16,153	253,118

IT Services - 3.8%
CSG Systems International, Inc.	13,848	676,198
EVERTEC, Inc.	8,747	286,027
Hackett Group, Inc. (The)	9,923	166,607
KBR, Inc.	44,217	1,102,772
NIC, Inc.	28,246	453,066
Science Applications International Corp.	12,682	1,097,754
TTEC Holdings, Inc.	15,796	735,935

Total IT Services		4,518,359

Leisure Products - 0.5%
Callaway Golf Co.	3,895	66,838
Johnson Outdoors, Inc. Class A	1,317	98,209
Marine Products Corp.	13,240	204,426
Sturm Ruger & Co., Inc.	4,550	247,884

Total Leisure Products		617,357

Machinery - 7.1%
Alamo Group, Inc.	1,087	108,624
Albany International Corp. Class A	4,543	376,660
Altra Industrial Motion Corp.	26,198	939,984
Briggs & Stratton Corp.	27,637	283,003
Douglas Dynamics, Inc.	10,427	414,890
EnPro Industries, Inc.	4,954	316,263
ESCO Technologies, Inc.	1,936	159,952
Federal Signal Corp.	14,638	391,567
Franklin Electric Co., Inc.	8,562	406,695
Gorman-Rupp Co. (The)	6,642	218,057
Greenbrier Cos., Inc. (The)	12,420	377,568
Helios Technologies, Inc.	4,874	226,202
Hillenbrand, Inc.	20,377	806,318
Hyster-Yale Materials Handling, Inc.	3,967	219,216
John Bean Technologies Corp.	2,807	340,012
Kadant, Inc.	1,762	160,007
Lindsay Corp.	2,144	176,258
Miller Industries, Inc.	4,718	145,079
Mueller Industries, Inc.	14,988	438,699
Mueller Water Products, Inc. Class A	50,546	496,362
Omega Flex, Inc.	2,857	219,446
Park-Ohio Holdings Corp.	3,124	101,811
REV Group, Inc.	20,513	295,592
Standex International Corp.	2,313	169,173
Tennant Co.	4,589	280,847
Wabash National Corp.	21,765	354,117

Total Machinery		8,422,402

Marine - 0.5%
Matson, Inc.	16,286	632,711

Media - 5.4%
Entercom Communications Corp. Class A	128,725	746,605
Entravision Communications Corp. Class A	74,995	233,984
John Wiley & Sons, Inc. Class A	21,252	974,617
Meredith Corp.	26,965	1,484,693
Saga Communications, Inc. Class A	696	21,743
Sinclair Broadcast Group, Inc. Class A	33,313	1,786,576
TEGNA, Inc.	79,559	1,205,319

Total Media		6,453,537

Metals & Mining - 2.9%
Carpenter Technology Corp.	16,889	810,334
Commercial Metals Co.	53,779	959,955
Global Brass & Copper Holdings, Inc.	4,504	196,960
Materion Corp.	3,039	206,075
Schnitzer Steel Industries, Inc. Class A	13,224	346,072
Worthington Industries, Inc.	24,135	971,675

Total Metals & Mining		3,491,071

Multiline Retail - 0.7%
Big Lots, Inc.	27,758	794,156

Oil, Gas & Consumable Fuels - 0.3%
Evolution Petroleum Corp.	30,607	218,840
NACCO Industries, Inc. Class A	1,776	92,246

Total Oil, Gas & Consumable Fuels		311,086

Paper & Forest Products - 1.6%
Boise Cascade Co.	9,908	278,514
Neenah, Inc.	7,711	520,878
Schweitzer-Mauduit International, Inc.	33,111	1,098,623

Total Paper & Forest Products		1,898,015

Personal Products - 0.9%
Inter Parfums, Inc.	9,361	622,413
Medifast, Inc.	2,820	361,806
Natural Health Trends Corp.(a)	5,037	40,548

Total Personal Products		1,024,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2019

Investments	Shares	Value
Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A	4,765	$151,384

Professional Services - 1.6%
Barrett Business Services, Inc.	1,985	163,961
CRA International, Inc.	2,269	86,971
Exponent, Inc.	8,531	499,405
ICF International, Inc.	2,462	179,234
Kelly Services, Inc. Class A	8,208	214,967
Kforce, Inc.	9,814	344,373
Korn Ferry	8,272	331,459
Navigant Consulting, Inc.	5,808	134,687

Total Professional Services		1,955,057

Real Estate Management & Development - 0.5%
Consolidated-Tomoka Land Co.	538	32,119
Realogy Holdings Corp.(a)	39,979	289,448
RMR Group, Inc. (The) Class A	5,472	257,074

Total Real Estate Management & Development		578,641

Road & Rail - 1.1%
ArcBest Corp.	3,745	105,272
Heartland Express, Inc.	5,774	104,336
Marten Transport Ltd.	5,074	92,093
Schneider National, Inc. Class B	18,568	338,681
Universal Logistics Holdings, Inc.	9,817	220,588
Werner Enterprises, Inc.	13,291	413,084

Total Road & Rail		1,274,054

Semiconductors & Semiconductor Equipment - 0.3%
Power Integrations, Inc.	5,029	403,225

Software - 0.2%
Ebix, Inc.	3,588	180,189

Specialty Retail - 6.0%
Buckle, Inc. (The)(a)	42,515	735,935
Caleres, Inc.	7,065	140,735
Chico’s FAS, Inc.	123,717	416,926
Children’s Place, Inc. (The)(a)	5,839	556,924
Designer Brands, Inc. Class A	51,177	981,063
Dick’s Sporting Goods, Inc.	31,574	1,093,408
Group 1 Automotive, Inc.	6,469	529,746
Guess?, Inc.	58,642	947,068
Haverty Furniture Cos., Inc.	11,631	198,076
Lithia Motors, Inc. Class A	6,230	739,999
Monro, Inc.	5,817	496,190
Shoe Carnival, Inc.(a)	2,585	71,346
Sonic Automotive, Inc. Class A	8,948	208,936

Total Specialty Retail		7,116,352

Technology Hardware, Storage & Peripherals - 0.0%
AstroNova, Inc.	1,699	43,902

Textiles, Apparel & Luxury Goods - 1.4%
Culp, Inc.	4,232	80,408
Oxford Industries, Inc.	5,433	411,821
Rocky Brands, Inc.	2,539	69,264
Steven Madden Ltd.	28,021	951,313
Superior Group of Cos., Inc.	5,729	98,138

Total Textiles, Apparel & Luxury Goods		1,610,944

Thrifts & Mortgage Finance - 2.0%
FS Bancorp, Inc.	962	49,899
Hingham Institution for Savings	259	51,285
Timberland Bancorp, Inc.	2,921	87,279
Walker & Dunlop, Inc.	12,236	651,077
Washington Federal, Inc.	36,320	1,268,658
WSFS Financial Corp.	5,751	237,516

Total Thrifts & Mortgage Finance		2,345,714

Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	12,780	786,353
H&E Equipment Services, Inc.	30,960	900,626
Kaman Corp.	6,237	397,235
Rush Enterprises, Inc. Class A	7,110	259,657
Rush Enterprises, Inc. Class B	1,873	69,133

Total Trading Companies & Distributors		2,413,004

Water Utilities - 1.2%
American States Water Co.	9,628	724,411
SJW Group	8,887	540,063
York Water Co. (The)	4,257	152,060

Total Water Utilities		1,416,534

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	4,727	182,084

TOTAL COMMON STOCKS (Cost: $107,334,377)		118,746,453

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%

United States - 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(b) (Cost: $1,465,686)(c)	1,465,686	1,465,686

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $108,800,063)		120,212,139
Other Assets less Liabilities - (1.1)%		(1,286,147)

NET ASSETS - 100.0%		$118,925,992

(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2019

(c)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,948,804 and the total market value of the collateral held by the Fund was $1,997,794. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $532,108.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 2.5%
AAR Corp.	767	$28,218
Arconic, Inc.	4,933	127,370
Boeing Co. (The)	15,021	5,467,794
BWX Technologies, Inc.	2,215	115,402
Curtiss-Wright Corp.	570	72,464
General Dynamics Corp.	7,156	1,301,104
Harris Corp.	3,002	567,768
Hexcel Corp.	540	43,675
Huntington Ingalls Industries, Inc.	849	190,804
L3 Technologies, Inc.	1,733	424,880
Lockheed Martin Corp.	9,886	3,593,956
National Presto Industries, Inc.	859	80,136
Northrop Grumman Corp.	3,252	1,050,754
Raytheon Co.	6,425	1,117,179
Triumph Group, Inc.	7,303	167,239
United Technologies Corp.	25,025	3,258,255

Total Aerospace & Defense		17,606,998

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,705	312,517
Expeditors International of Washington, Inc.	3,671	278,482
FedEx Corp.	3,959	650,028
Forward Air Corp.	563	33,301
United Parcel Service, Inc. Class B	29,898	3,087,567

Total Air Freight & Logistics		4,361,895

Airlines - 0.3%
Alaska Air Group, Inc.	1,872	119,640
Allegiant Travel Co.	735	105,472
American Airlines Group, Inc.	8,632	281,489
Delta Air Lines, Inc.	21,915	1,243,676
Hawaiian Holdings, Inc.	848	23,261
Southwest Airlines Co.	6,496	329,867

Total Airlines		2,103,405

Auto Components - 0.2%
BorgWarner, Inc.	5,494	230,638
Dana, Inc.	12,728	253,796
Gentex Corp.	6,852	168,628
Goodyear Tire & Rubber Co. (The)	10,610	162,333
LCI Industries	1,497	134,730
Lear Corp.	1,479	205,980

Total Auto Components		1,156,105

Automobiles - 1.0%
Ford Motor Co.	329,613	3,371,941
General Motors Co.	70,344	2,710,354
Harley-Davidson, Inc.	10,013	358,766
Thor Industries, Inc.	3,167	185,111

Total Automobiles		6,626,172

Banks - 9.1%
Associated Banc-Corp.	4,608	97,413
Banc of California, Inc.	7,026	98,153
BancorpSouth Bank	3,210	93,218
Bank of America Corp.	275,125	7,978,625
Bank of Marin Bancorp	2,375	97,423
Bank OZK	12,486	375,704
BankUnited, Inc.	6,661	224,742
BB&T Corp.	28,718	1,410,915
Berkshire Hills Bancorp, Inc.	3,725	116,928
BOK Financial Corp.	2,610	197,003
Boston Private Financial Holdings, Inc.	7,823	94,424
Cadence BanCorp	14,789	307,611
Cathay General Bancorp	4,727	169,747
Chemical Financial Corp.	4,784	196,670
CIT Group, Inc.	6,382	335,310
Citigroup, Inc.	95,514	6,688,845
Citizens & Northern Corp.	4,497	118,406
Citizens Financial Group, Inc.	21,881	773,712
Columbia Banking System, Inc.	3,054	110,494
Comerica, Inc.	6,459	469,182
Commerce Bancshares, Inc.	1,784	106,433
Community Bank System, Inc.	2,099	138,198
ConnectOne Bancorp, Inc.	3,997	90,572
Cullen/Frost Bankers, Inc.	2,314	216,729
CVB Financial Corp.	5,183	108,998
East West Bancorp, Inc.	3,873	181,140
Fifth Third Bancorp	27,358	763,288
First Financial Bancorp	2,214	53,623
First Financial Bankshares, Inc.	2,960	91,138
First Hawaiian, Inc.	11,544	298,643
First Horizon National Corp.	21,386	319,293
First Republic Bank	1,689	164,931
Flushing Financial Corp.	1,189	26,396
FNB Corp.	32,176	378,712
Fulton Financial Corp.	7,902	129,356
Glacier Bancorp, Inc.	3,592	145,656
Great Southern Bancorp, Inc.	2,393	143,221
Great Western Bancorp, Inc.	2,826	100,945
Guaranty Bancshares, Inc.	2,292	71,396
Hancock Whitney Corp.	5,716	228,983
Hanmi Financial Corp.	6,427	143,129
Hilltop Holdings, Inc.	5,875	124,961
Home BancShares, Inc.	12,962	249,648
Hope Bancorp, Inc.	21,366	294,423
Huntington Bancshares, Inc.	52,065	719,538
Iberiabank Corp.	2,069	156,934
Independent Bank Corp.	467	35,562
International Bancshares Corp.	2,446	92,239
Investors Bancorp, Inc.	19,286	215,039
JPMorgan Chase & Co.	125,016	13,976,789
KeyCorp	56,138	996,449
Lakeland Bancorp, Inc.	2,776	44,832
M&T Bank Corp.	3,346	569,054
Midland States Bancorp, Inc.	4,901	130,955
Old National Bancorp	8,037	133,334
Opus Bank	3,941	83,195
PacWest Bancorp	16,211	629,473
Park National Corp.	1,169	116,187
People’s United Financial, Inc.	24,802	416,178
Pinnacle Financial Partners, Inc.	2,415	138,814
PNC Financial Services Group, Inc. (The)	15,944	2,188,792
Prosperity Bancshares, Inc.	2,402	158,652
Regions Financial Corp.	50,414	753,185
Renasant Corp.	3,233	116,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2019

Investments	Shares	Value
Republic Bancorp, Inc. Class A	1,637	$81,441
S&T Bancorp, Inc.	2,766	103,670
Signature Bank	1,360	164,342
South State Corp.	2,651	195,299
Sterling Bancorp	11,342	241,358
SunTrust Banks, Inc.	18,817	1,182,648
Synovus Financial Corp.	8,301	290,535
TCF Financial Corp.	4,977	103,472
U.S. Bancorp	53,562	2,806,649
UMB Financial Corp.	1,652	108,735
Umpqua Holdings Corp.	15,257	253,114
United Bankshares, Inc.	6,692	248,206
United Community Banks, Inc.	3,773	107,757
Unity Bancorp, Inc.	1,985	45,060
Valley National Bancorp	21,773	234,713
Webster Financial Corp.	1,648	78,725
Wells Fargo & Co.	206,115	9,753,362
Zions Bancorp NA	5,572	256,201

Total Banks		62,451,019

Beverages - 2.6%
Brown-Forman Corp. Class A	4,430	243,650
Brown-Forman Corp. Class B	4,356	241,453
Coca-Cola Co. (The)	161,547	8,225,973
Constellation Brands, Inc. Class A	2,460	484,473
Keurig Dr Pepper, Inc.	31,022	896,536
Molson Coors Brewing Co. Class B	6,199	347,144
PepsiCo, Inc.	55,695	7,303,285

Total Beverages		17,742,514

Biotechnology - 2.0%
AbbVie, Inc.	89,274	6,492,005
Amgen, Inc.	21,372	3,938,432
Gilead Sciences, Inc.	51,307	3,466,301

Total Biotechnology		13,896,738

Building Products - 0.2%
A.O. Smith Corp.	4,527	213,493
Fortune Brands Home & Security, Inc.	5,127	292,906
Griffon Corp.	6,923	117,137
Lennox International, Inc.	708	194,700
Masco Corp.	7,063	277,152
Owens Corning	4,430	257,826

Total Building Products		1,353,214

Capital Markets - 3.2%
Affiliated Managers Group, Inc.	2,097	193,218
Ameriprise Financial, Inc.	5,766	836,993
Ares Management Corp. Class A	5,315	139,094
Artisan Partners Asset Management, Inc. Class A	12,117	333,460
Bank of New York Mellon Corp. (The)	24,919	1,100,174
BGC Partners, Inc. Class A	58,350	305,170
BlackRock, Inc.	5,837	2,739,304
CBOE Global Markets, Inc.	1,691	175,238
Charles Schwab Corp. (The)	18,431	740,742
CME Group, Inc.	7,377	1,431,949
Cohen & Steers, Inc.	4,096	210,698
E*TRADE Financial Corp.	1,978	88,219
Eaton Vance Corp.	7,463	321,879
Evercore, Inc. Class A	1,255	111,155
FactSet Research Systems, Inc.	721	206,610
Federated Investors, Inc. Class B	7,365	239,362
Franklin Resources, Inc.	19,768	687,926
Goldman Sachs Group, Inc. (The)	8,403	1,719,254
Intercontinental Exchange, Inc.	7,871	676,434
KKR & Co., Inc. Class A	15,448	390,371
Legg Mason, Inc.	9,988	382,341
LPL Financial Holdings, Inc.	2,953	240,876
MarketAxess Holdings, Inc.	165	53,034
Moelis & Co. Class A	4,056	141,757
Moody’s Corp.	2,872	560,930
Morgan Stanley	61,789	2,706,976
MSCI, Inc.	1,587	378,960
Nasdaq, Inc.	3,874	372,563
Northern Trust Corp.	4,777	429,930
Raymond James Financial, Inc.	2,491	210,614
S&P Global, Inc.	3,377	769,247
SEI Investments Co.	2,724	152,816
Silvercrest Asset Management Group, Inc. Class A	2,087	29,281
State Street Corp.	13,943	781,645
Stifel Financial Corp.	2,002	118,238
T. Rowe Price Group, Inc.	7,555	828,859
TD Ameritrade Holding Corp.	14,178	707,766
Virtu Financial, Inc. Class A	6,881	149,868
Waddell & Reed Financial, Inc. Class A	8,169	136,177
Westwood Holdings Group, Inc.	2,426	85,395

Total Capital Markets		21,884,523

Chemicals - 1.4%
Air Products & Chemicals, Inc.	6,585	1,490,646
Albemarle Corp.	2,313	162,858
Ashland Global Holdings, Inc.	1,080	86,368
Cabot Corp.	2,341	111,689
Celanese Corp.	2,968	319,950
CF Industries Holdings, Inc.	7,182	335,471
Chemours Co. (The)	8,320	199,680
DuPont de Nemours, Inc.	25,709	1,929,975
Eastman Chemical Co.	5,457	424,718
Ecolab, Inc.	4,057	801,014
FMC Corp.	2,086	173,034
Hawkins, Inc.	1,739	75,490
Huntsman Corp.	13,314	272,138
Innophos Holdings, Inc.	3,891	113,267
International Flavors & Fragrances, Inc.	2,254	327,033
Kronos Worldwide, Inc.	13,569	207,877
Mosaic Co. (The)	1,802	45,104
Olin Corp.	11,135	243,968
PolyOne Corp.	4,063	127,538
PPG Industries, Inc.	4,789	558,924
Quaker Chemical Corp.	219	44,431
Rayonier Advanced Materials, Inc.	2,704	17,549
RPM International, Inc.	4,217	257,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2019

Investments	Shares	Value
Scotts Miracle-Gro Co. (The)	2,409	$237,287
Sensient Technologies Corp.	1,376	101,108
Sherwin-Williams Co. (The)	1,148	526,117
Valhi, Inc.	36,796	109,284
Valvoline, Inc.	6,838	133,546
W.R. Grace & Co.	1,597	121,548
Westlake Chemical Corp.	2,754	191,293

Total Chemicals		9,746,606

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	3,779	151,160
ACCO Brands Corp.	12,207	96,069
ADT, Inc.(a)	26,853	164,340
Cintas Corp.	1,593	378,003
Covanta Holding Corp.	7,437	133,197
Deluxe Corp.	2,280	92,705
Healthcare Services Group, Inc.	2,837	86,018
HNI Corp.	2,438	86,256
IAA, Inc.*	75	2,908
Interface, Inc.	6,048	92,716
KAR Auction Services, Inc.	4,867	121,675
LSC Communications, Inc.	12,752	46,800
McGrath RentCorp	1,052	65,382
MSA Safety, Inc.	1,828	192,653
Quad/Graphics, Inc.	5,615	44,415
Republic Services, Inc.	9,002	779,933
Rollins, Inc.	5,205	186,703
UniFirst Corp.	196	36,960
Waste Management, Inc.	11,456	1,321,679

Total Commercial Services & Supplies		4,079,572

Communications Equipment - 1.4%
ADTRAN, Inc.	7,502	114,406
Cisco Systems, Inc.	160,991	8,811,037
Juniper Networks, Inc.	9,901	263,664
Motorola Solutions, Inc.	4,444	740,948

Total Communications Equipment		9,930,055

Construction & Engineering - 0.0%
Fluor Corp.	5,084	171,280
Jacobs Engineering Group, Inc.	1,217	102,703

Total Construction & Engineering		273,983

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	570	131,162
Vulcan Materials Co.	722	99,138

Total Construction Materials		230,300

Consumer Finance - 0.8%
Ally Financial, Inc.	11,304	350,311
American Express Co.	15,345	1,894,187
Capital One Financial Corp.	9,813	890,432
Discover Financial Services	7,655	593,951
Navient Corp.	6,866	93,721
Nelnet, Inc. Class A	813	48,146
Santander Consumer USA Holdings, Inc.	17,254	413,406
Synchrony Financial	29,984	1,039,545

Total Consumer Finance		5,323,699

Containers & Packaging - 0.5%
AptarGroup, Inc.	1,658	206,156
Avery Dennison Corp.	2,301	266,180
Ball Corp.	5,916	414,061
Graphic Packaging Holding Co.	12,781	178,678
Greif, Inc. Class B	2,259	98,605
International Paper Co.	22,641	980,808
Myers Industries, Inc.	1,924	37,076
Owens-Illinois, Inc.	4,949	85,469
Packaging Corp. of America	3,740	356,497
Sealed Air Corp.	4,836	206,884
Sonoco Products Co.	4,433	289,652
WestRock Co.	13,452	490,594

Total Containers & Packaging		3,610,660

Distributors - 0.1%
Genuine Parts Co.	5,046	522,665
Pool Corp.	842	160,822
Weyco Group, Inc.	2,112	56,411

Total Distributors		739,898

Diversified Consumer Services - 0.1%
H&R Block, Inc.	8,531	249,958
Service Corp. International	5,605	262,202

Total Diversified Consumer Services		512,160

Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc.	18,961	396,285
Jefferies Financial Group, Inc.	15,008	288,604

Total Diversified Financial Services		684,889

Diversified Telecommunication Services - 4.8%
AT&T, Inc.	563,864	18,895,083
CenturyLink, Inc.	139,262	1,637,721
Cogent Communications Holdings, Inc.	6,283	372,959
Verizon Communications, Inc.	209,120	11,947,025

Total Diversified Telecommunication Services		32,852,788

Electric Utilities - 3.2%
ALLETE, Inc.	2,489	207,110
Alliant Energy Corp.	8,484	416,395
American Electric Power Co., Inc.	19,975	1,758,000
Avangrid, Inc.	14,280	721,140
Duke Energy Corp.	34,608	3,053,810
Edison International	12,360	833,187
El Paso Electric Co.	2,149	140,545
Entergy Corp.	8,834	909,284
Evergy, Inc.	10,138	609,801
Eversource Energy	11,944	904,877
Exelon Corp.	38,319	1,837,013
FirstEnergy Corp.	20,869	893,402
Hawaiian Electric Industries, Inc.	5,251	228,681
IDACORP, Inc.	2,012	202,065
NextEra Energy, Inc.	14,021	2,872,342
OGE Energy Corp.	9,102	387,381
Otter Tail Corp.	3,221	170,101
Pinnacle West Capital Corp.	4,332	407,598
PNM Resources, Inc.	4,103	208,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2019

Investments	Shares	Value
Portland General Electric Co.	3,485	$188,782
PPL Corp.	34,132	1,058,433
Southern Co. (The)	54,041	2,987,386
Xcel Energy, Inc.	18,220	1,083,908

Total Electric Utilities		22,080,125

Electrical Equipment - 0.4%
AMETEK, Inc.	2,369	215,200
Emerson Electric Co.	24,102	1,608,086
GrafTech International Ltd.	9,196	105,754
Hubbell, Inc.	2,473	322,479
Rockwell Automation, Inc.	3,275	536,543

Total Electrical Equipment		2,788,062

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	3,566	342,122
Avnet, Inc.	2,490	112,722
AVX Corp.	8,298	137,747
CDW Corp.	2,494	276,834
Corning, Inc.	23,850	792,536
FLIR Systems, Inc.	3,300	178,530
Jabil, Inc.	4,419	139,640
Littelfuse, Inc.	164	29,013
Methode Electronics, Inc.	3,031	86,596
National Instruments Corp.	3,933	165,147
SYNNEX Corp.	2,753	270,895

Total Electronic Equipment, Instruments & Components		2,531,782

Energy Equipment & Services - 0.3%
Archrock, Inc.	7,966	84,440
Baker Hughes a GE Co.	22,321	549,766
Halliburton Co.	26,494	602,474
Helmerich & Payne, Inc.	5,012	253,707
National Oilwell Varco, Inc.	3,514	78,116
Patterson-UTI Energy, Inc.	6,150	70,787
RPC, Inc.(a)	12,953	93,391
U.S. Silica Holdings, Inc.(a)	6,979	89,261

Total Energy Equipment & Services		1,821,942

Entertainment - 0.8%
Activision Blizzard, Inc.	4,813	227,174
AMC Entertainment Holdings, Inc. Class A	6,494	60,589
Cinemark Holdings, Inc.	5,140	185,554
Marcus Corp. (The)	1,171	38,596
Viacom, Inc. Class A(a)	7,862	268,094
Viacom, Inc. Class B	4,848	144,810
Walt Disney Co. (The)	32,370	4,520,147

Total Entertainment		5,444,964

Equity Real Estate Investment Trusts (REITs) - 7.6%
Acadia Realty Trust	5,293	144,869
Alexandria Real Estate Equities, Inc.	3,068	432,864
American Assets Trust, Inc.	3,079	145,083
American Campus Communities, Inc.	6,800	313,888
American Finance Trust, Inc.	10,401	113,371
American Homes 4 Rent Class A	5,516	134,094
American Tower Corp.	11,483	2,347,699
Americold Realty Trust	5,325	172,637
Apartment Investment & Management Co. Class A	6,226	312,047
Apple Hospitality REIT, Inc.	10,686	169,480
Ashford Hospitality Trust, Inc.	24,081	71,521
AvalonBay Communities, Inc.	5,630	1,143,903
Boston Properties, Inc.	4,762	614,298
Brandywine Realty Trust	9,650	138,188
Brixmor Property Group, Inc.	12,586	225,038
Brookfield Property REIT, Inc. Class A	21,845	412,652
Camden Property Trust	4,091	427,060
CatchMark Timber Trust, Inc. Class A	11,720	122,474
CBL & Associates Properties, Inc.(a)	70,335	73,148
Cedar Realty Trust, Inc.	32,122	85,123
Chatham Lodging Trust	8,306	156,734
Chesapeake Lodging Trust	4,446	126,355
Columbia Property Trust, Inc.	6,476	134,312
Community Healthcare Trust, Inc.	3,958	155,985
CoreCivic, Inc.	9,842	204,320
CorePoint Lodging, Inc.	9,751	120,815
CoreSite Realty Corp.	1,372	158,013
Corporate Office Properties Trust	4,105	108,249
Cousins Properties, Inc.	4,212	152,348
Crown Castle International Corp.	20,491	2,671,002
CubeSmart	7,807	261,066
CyrusOne, Inc.	3,849	222,164
DiamondRock Hospitality Co.	12,363	127,833
Digital Realty Trust, Inc.	9,203	1,084,021
Douglas Emmett, Inc.	5,614	223,662
Duke Realty Corp.	13,940	440,643
Easterly Government Properties, Inc.	5,897	106,795
EastGroup Properties, Inc.	2,169	251,561
Empire State Realty Trust, Inc. Class A	10,643	157,623
EPR Properties	5,204	388,166
Equinix, Inc.	1,883	949,578
Equity LifeStyle Properties, Inc.	2,944	357,225
Equity Residential	13,847	1,051,264
Essex Property Trust, Inc.	2,361	689,247
Extra Space Storage, Inc.	6,569	696,971
Federal Realty Investment Trust	2,697	347,266
First Industrial Realty Trust, Inc.	4,758	174,809
Gaming and Leisure Properties, Inc.	20,638	804,469
GEO Group, Inc. (The)	12,370	259,894
Gladstone Commercial Corp.	4,229	89,739
Global Net Lease, Inc.	7,574	148,602
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,215	118,779
HCP, Inc.	26,640	851,947
Healthcare Realty Trust, Inc.	5,879	184,130
Healthcare Trust of America, Inc. Class A	9,633	264,233
Hersha Hospitality Trust	3,934	65,068
Highwoods Properties, Inc.	3,456	142,733
Hospitality Properties Trust	15,409	385,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2019

Investments	Shares	Value
Host Hotels & Resorts, Inc.	27,458	$500,285
Hudson Pacific Properties, Inc.	6,350	211,265
Independence Realty Trust, Inc.	9,472	109,591
Industrial Logistics Properties Trust	9,092	189,295
Investors Real Estate Trust	2,539	148,963
Invitation Homes, Inc.	10,259	274,223
Iron Mountain, Inc.	25,308	792,140
iStar, Inc.	10,673	132,559
JBG SMITH Properties	3,998	157,281
Kilroy Realty Corp.	2,665	196,704
Kimco Realty Corp.	22,402	413,989
Kite Realty Group Trust	9,328	141,133
Lamar Advertising Co. Class A	4,929	397,820
Lexington Realty Trust	21,545	202,739
Liberty Property Trust	9,373	469,025
Life Storage, Inc.	3,339	317,472
LTC Properties, Inc.	3,097	141,409
Macerich Co. (The)	4,629	155,025
Mack-Cali Realty Corp.	4,418	102,895
Medical Properties Trust, Inc.	34,939	609,336
Mid-America Apartment Communities, Inc.	4,553	536,161
National Health Investors, Inc.	2,677	208,886
National Retail Properties, Inc.	9,230	489,282
New Senior Investment Group, Inc.	31,096	208,965
Office Properties Income Trust	3,318	87,164
Omega Healthcare Investors, Inc.	27,127	996,917
One Liberty Properties, Inc.	5,348	154,878
Outfront Media, Inc.	5,231	134,908
Paramount Group, Inc.	7,053	98,813
Park Hotels & Resorts, Inc.	16,160	445,370
Pebblebrook Hotel Trust	9,008	253,845
Physicians Realty Trust	12,957	225,970
Piedmont Office Realty Trust, Inc. Class A	10,074	200,775
PotlatchDeltic Corp.	2,006	78,194
Preferred Apartment Communities, Inc. Class A	5,999	89,685
Prologis, Inc.	23,465	1,879,547
PS Business Parks, Inc.	1,310	220,774
Public Storage	7,698	1,833,433
QTS Realty Trust, Inc. Class A	2,043	94,346
Rayonier, Inc.	5,991	181,527
Realty Income Corp.	16,570	1,142,833
Regency Centers Corp.	6,373	425,334
Retail Opportunity Investments Corp.	7,938	135,978
Retail Properties of America, Inc. Class A	12,853	151,151
Rexford Industrial Realty, Inc.	1,051	42,429
RLJ Lodging Trust	11,798	209,297
RPT Realty	7,530	91,188
Ryman Hospitality Properties, Inc.	3,138	254,460
Sabra Health Care REIT, Inc.	21,293	419,259
Safehold, Inc.	5,885	177,727
Saul Centers, Inc.	1,687	94,691
Senior Housing Properties Trust	44,306	366,411
Simon Property Group, Inc.	16,555	2,644,827
SL Green Realty Corp.	1,993	160,177
Spirit Realty Capital, Inc.	6,386	272,427
STAG Industrial, Inc.	6,697	202,517
STORE Capital Corp.	11,859	393,600
Sun Communities, Inc.	3,379	433,154
Tanger Factory Outlet Centers, Inc.(a)	5,386	87,307
Taubman Centers, Inc.	2,517	102,769
UDR, Inc.	11,657	523,283
Uniti Group, Inc.	26,390	250,705
Ventas, Inc.	22,390	1,530,357
VEREIT, Inc.	90,030	811,170
VICI Properties, Inc.	26,329	580,291
Vornado Realty Trust	7,172	459,725
W.P. Carey, Inc.	10,684	867,327
Washington Prime Group, Inc.(a)	17,925	68,474
Washington Real Estate Investment Trust	3,810	101,841
Weingarten Realty Investors	6,135	168,222
Welltower, Inc.	23,170	1,889,050
Weyerhaeuser Co.	35,981	947,740
Whitestone REIT	5,897	74,833
Xenia Hotels & Resorts, Inc.	8,666	180,686

Total Equity Real Estate Investment Trusts (REITs)		52,776,112

Food & Staples Retailing - 1.9%
Casey’s General Stores, Inc.	484	75,499
Costco Wholesale Corp.	5,720	1,511,567
Kroger Co. (The)	16,331	354,546
Sysco Corp.	15,741	1,113,204
Walgreens Boots Alliance, Inc.	25,658	1,402,723
Walmart, Inc.	79,898	8,827,930
Weis Markets, Inc.	1,534	55,853

Total Food & Staples Retailing		13,341,322

Food Products - 1.9%
Alico, Inc.	1,005	30,492
Archer-Daniels-Midland Co.	20,632	841,786
B&G Foods, Inc.(a)	5,209	108,347
Calavo Growers, Inc.	452	43,727
Campbell Soup Co.	13,570	543,750
Conagra Brands, Inc.	19,216	509,608
Flowers Foods, Inc.	9,225	214,666
General Mills, Inc.	37,058	1,946,286
Hershey Co. (The)	4,868	652,458
Hormel Foods Corp.	14,096	571,452
Ingredion, Inc.	2,005	165,392
J&J Snack Foods Corp.	222	35,731
J.M. Smucker Co. (The)	4,153	478,384
Kellogg Co.	12,901	691,107
Kraft Heinz Co. (The)	77,226	2,397,095
Lamb Weston Holdings, Inc.	1,818	115,189
Lancaster Colony Corp.	849	126,161
McCormick & Co., Inc. Non-Voting Shares	3,690	571,987
Mondelez International, Inc. Class A	41,576	2,240,946
Tyson Foods, Inc. Class A	9,029	729,001

Total Food Products		13,013,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2019

Investments	Shares	Value
Gas Utilities - 0.2%
Atmos Energy Corp.	3,200	$337,792
National Fuel Gas Co.	3,207	169,169
New Jersey Resources Corp.	2,590	128,905
Northwest Natural Holding Co.	2,172	150,954
ONE Gas, Inc.	1,814	163,804
South Jersey Industries, Inc.	3,196	107,801
Southwest Gas Holdings, Inc.	1,119	100,285
Spire, Inc.	2,372	199,058
UGI Corp.	4,542	242,588

Total Gas Utilities		1,600,356

Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	38,219	3,214,218
Baxter International, Inc.	6,995	572,890
Becton, Dickinson and Co.	4,156	1,047,354
Danaher Corp.	5,100	728,892
ResMed, Inc.	3,321	405,262
Stryker Corp.	5,278	1,085,051
Teleflex, Inc.	440	145,706
Zimmer Biomet Holdings, Inc.	1,835	216,053

Total Health Care Equipment & Supplies		7,415,426

Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.	5,583	476,006
Anthem, Inc.	4,256	1,201,086
Cardinal Health, Inc.	7,388	347,975
Chemed Corp.	219	79,024
CVS Health Corp.	40,492	2,206,409
Encompass Health Corp.	3,227	204,463
HCA Healthcare, Inc.	2,450	331,166
Humana, Inc.	1,072	284,402
McKesson Corp.	1,515	203,601
Quest Diagnostics, Inc.	3,536	360,000
UnitedHealth Group, Inc.	16,422	4,007,132

Total Health Care Providers & Services		9,701,264

Hotels, Restaurants & Leisure - 2.4%
Aramark	2,792	100,680
Brinker International, Inc.	2,124	83,579
Choice Hotels International, Inc.	1,337	116,332
Churchill Downs, Inc.	813	93,552
Cracker Barrel Old Country Store, Inc.(a)	863	147,340
Darden Restaurants, Inc.	4,274	520,274
Dine Brands Global, Inc.	2,678	255,669
Domino’s Pizza, Inc.	654	181,995
Dunkin’ Brands Group, Inc.	2,696	214,763
Hilton Worldwide Holdings, Inc.	4,063	397,118
Jack in the Box, Inc.	374	30,440
Las Vegas Sands Corp.	50,856	3,005,081
Marriott International, Inc. Class A	5,535	776,505
Marriott Vacations Worldwide Corp.	1,984	191,258
McDonald’s Corp.	23,661	4,913,443
MGM Resorts International	10,736	306,728
Six Flags Entertainment Corp.	4,769	236,924
Starbucks Corp.	32,187	2,698,236
Texas Roadhouse, Inc.	2,296	123,226
Vail Resorts, Inc.	1,020	227,644
Wendy’s Co. (The)	7,880	154,290
Wyndham Destinations, Inc.	3,638	159,708
Wyndham Hotels & Resorts, Inc.	1,866	104,011
Wynn Resorts Ltd.	3,980	493,480
Yum! Brands, Inc.	6,570	727,102

Total Hotels, Restaurants & Leisure		16,259,378

Household Durables - 0.3%
Bassett Furniture Industries, Inc.	3,813	58,148
D.R. Horton, Inc.	7,583	327,055
Ethan Allen Interiors, Inc.	5,008	105,468
Flexsteel Industries, Inc.	3,088	52,681
La-Z-Boy, Inc.	1,865	57,181
Leggett & Platt, Inc.	7,647	293,415
Lennar Corp. Class A	2,893	140,195
MDC Holdings, Inc.	4,333	142,036
Newell Brands, Inc.	14,788	228,031
PulteGroup, Inc.	6,727	212,708
Toll Brothers, Inc.	4,502	164,863
Whirlpool Corp.	3,702	527,017

Total Household Durables		2,308,798

Household Products - 2.2%
Church & Dwight Co., Inc.	5,497	401,611
Clorox Co. (The)	4,199	642,909
Colgate-Palmolive Co.	25,851	1,852,741
Energizer Holdings, Inc.	1,925	74,382
Kimberly-Clark Corp.	14,390	1,917,899
Oil-Dri Corp. of America	705	23,998
Procter & Gamble Co. (The)	89,487	9,812,249
Spectrum Brands Holdings, Inc.	4,006	215,403

Total Household Products		14,941,192

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	36,117	605,321
Clearway Energy, Inc. Class C	5,571	93,927
NRG Energy, Inc.	2,285	80,249
Ormat Technologies, Inc.	521	33,026
Pattern Energy Group, Inc. Class A	8,232	190,077
TerraForm Power, Inc. Class A	14,431	206,364

Total Independent Power & Renewable Electricity Producers		1,208,964

Industrial Conglomerates - 2.1%
3M Co.	17,649	3,059,278
Carlisle Cos., Inc.	1,128	158,382
General Electric Co.	703,441	7,386,131
Honeywell International, Inc.	19,681	3,436,106
Raven Industries, Inc.	964	34,588
Roper Technologies, Inc.	907	332,198

Total Industrial Conglomerates		14,406,683

Insurance - 2.9%
Aflac, Inc.	22,665	1,242,269
Allstate Corp. (The)	8,638	878,398
American Financial Group, Inc.	1,454	148,991
American International Group, Inc.	38,595	2,056,342
American National Insurance Co.	515	59,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2019

Investments	Shares	Value
AMERISAFE, Inc.	1,712	$109,174
Arthur J. Gallagher & Co.	6,056	530,445
Assurant, Inc.	1,829	194,569
Brown & Brown, Inc.	5,690	190,615
Cincinnati Financial Corp.	5,879	609,476
CNA Financial Corp.	9,840	463,169
CNO Financial Group, Inc.	6,499	108,403
Erie Indemnity Co. Class A	1,592	404,814
Fidelity National Financial, Inc.	12,150	489,645
First American Financial Corp.	5,333	286,382
Hanover Insurance Group, Inc. (The)	1,469	188,473
Hartford Financial Services Group, Inc. (The)	13,929	776,124
Horace Mann Educators Corp.	724	29,170
Lincoln National Corp.	7,093	457,144
Loews Corp.	1,272	69,540
Marsh & McLennan Cos., Inc.	11,539	1,151,015
Mercury General Corp.	3,524	220,250
MetLife, Inc.	48,662	2,417,042
Old Republic International Corp.	14,045	314,327
Principal Financial Group, Inc.	18,425	1,067,176
ProAssurance Corp.	4,760	171,884
Progressive Corp. (The)	10,291	822,560
Prudential Financial, Inc.	21,590	2,180,590
Reinsurance Group of America, Inc.	1,584	247,151
RLI Corp.	561	48,083
Safety Insurance Group, Inc.	998	94,940
Torchmark Corp.	1,373	122,829
Travelers Cos., Inc. (The)	7,725	1,155,042
Unum Group	11,077	371,633
W.R. Berkley Corp.	2,264	149,265

Total Insurance		19,826,912

Internet & Direct Marketing Retail - 0.0%
Expedia Group, Inc.	1,834	243,977

IT Services - 2.9%
Alliance Data Systems Corp.	1,086	152,181
Automatic Data Processing, Inc.	12,140	2,007,106
Booz Allen Hamilton Holding Corp.	3,712	245,771
Broadridge Financial Solutions, Inc.	2,928	373,847
Cass Information Systems, Inc.	1,147	55,607
Cognizant Technology Solutions Corp. Class A	7,680	486,835
DXC Technology Co.	4,438	244,756
Fidelity National Information Services, Inc.	5,155	632,415
International Business Machines Corp.	55,783	7,692,476
Jack Henry & Associates, Inc.	1,695	226,994
KBR, Inc.	3,049	76,042
Leidos Holdings, Inc.	4,254	339,682
ManTech International Corp. Class A	873	57,487
MasterCard, Inc. Class A	7,897	2,088,993
Paychex, Inc.	13,575	1,117,087
Sabre Corp.	5,489	121,856
Science Applications International Corp.	1,035	89,590
Switch, Inc. Class A(a)	10,918	142,917
Total System Services, Inc.	1,952	250,383
Visa, Inc. Class A	17,460	3,030,183
Western Union Co. (The)	20,348	404,722

Total IT Services		19,836,930

Leisure Products - 0.1%
Brunswick Corp.	1,786	81,960
Escalade, Inc.	2,058	23,605
Hasbro, Inc.	3,716	392,707
Marine Products Corp.	2,205	34,045
Polaris Industries, Inc.	2,142	195,415

Total Leisure Products		727,732

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	4,445	331,908
Bio-Techne Corp.	842	175,549
Luminex Corp.	2,302	47,513
Thermo Fisher Scientific, Inc.	1,759	516,583

Total Life Sciences Tools & Services		1,071,553

Machinery - 1.8%
AGCO Corp.	1,819	141,100
Albany International Corp. Class A	835	69,230
Allison Transmission Holdings, Inc.	4,205	194,902
Altra Industrial Motion Corp.	4,530	162,536
Briggs & Stratton Corp.	7,509	76,892
Caterpillar, Inc.	18,522	2,524,363
Crane Co.	1,856	154,865
Cummins, Inc.	5,992	1,026,669
Deere & Co.	7,423	1,230,065
Donaldson Co., Inc.	3,512	178,620
Dover Corp.	4,475	448,395
Flowserve Corp.	1,952	102,851
Fortive Corp.	2,134	173,964
Graco, Inc.	3,949	198,161
Graham Corp.	2,467	49,858
Greenbrier Cos., Inc. (The)	946	28,758
Hurco Cos., Inc.	786	27,950
IDEX Corp.	1,783	306,926
Illinois Tool Works, Inc.	11,199	1,688,921
Kennametal, Inc.	3,416	126,358
Lincoln Electric Holdings, Inc.	1,938	159,536
Lindsay Corp.	361	29,678
Mueller Industries, Inc.	3,305	96,737
NN, Inc.	12,398	121,005
Nordson Corp.	1,214	171,550
Oshkosh Corp.	1,454	121,394
PACCAR, Inc.	6,119	438,488
Parker-Hannifin Corp.	2,947	501,019
REV Group, Inc.	11,212	161,565
Snap-on, Inc.	1,354	224,277
Stanley Black & Decker, Inc.	3,292	476,056
Terex Corp.	3,377	106,038
Timken Co. (The)	4,515	231,800
Toro Co. (The)	2,380	159,222
Trinity Industries, Inc.	3,502	72,667
Wabtec Corp.	3,780	271,253
Xylem, Inc.	3,075	257,193

Total Machinery		12,510,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2019

Investments	Shares	Value
Media - 1.1%
CBS Corp. Class B Non-Voting Shares	6,097	$304,240
Comcast Corp. Class A	107,696	4,553,387
Emerald Expositions Events, Inc.	6,996	78,005
Entercom Communications Corp. Class A	22,563	130,865
Fox Corp. Class A	2,786	102,079
Fox Corp. Class B	3,678	134,357
Gannett Co., Inc.	8,097	66,071
Interpublic Group of Cos., Inc. (The)	16,693	377,095
John Wiley & Sons, Inc. Class A	1,779	81,585
Meredith Corp.	2,276	125,317
National CineMedia, Inc.	10,066	66,033
New Media Investment Group, Inc.	11,772	111,128
News Corp. Class A	11,412	153,948
Nexstar Media Group, Inc. Class A	938	94,738
Omnicom Group, Inc.	8,837	724,192
Sinclair Broadcast Group, Inc. Class A	2,885	154,723
Sirius XM Holdings, Inc.(a)	50,039	279,218
TEGNA, Inc.	7,404	112,171
Tribune Media Co. Class A	4,000	184,880

Total Media		7,834,032

Metals & Mining - 0.3%
Commercial Metals Co.	4,548	81,182
Compass Minerals International, Inc.	3,770	207,162
Freeport-McMoRan, Inc.	33,997	394,705
Newmont Goldcorp Corp.	11,302	434,788
Nucor Corp.	10,432	574,803
Reliance Steel & Aluminum Co.	2,404	227,467
Royal Gold, Inc.	1,147	117,556
Steel Dynamics, Inc.	5,237	158,157
Worthington Industries, Inc.	1,874	75,447

Total Metals & Mining		2,271,267

Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Arlington Asset Investment Corp. Class A	14,769	101,611

Multi-Utilities - 1.6%
Ameren Corp.	9,571	718,878
Black Hills Corp.	2,644	206,682
CenterPoint Energy, Inc.	22,265	637,447
CMS Energy Corp.	8,935	517,426
Consolidated Edison, Inc.	12,668	1,110,730
Dominion Energy, Inc.	34,016	2,630,117
DTE Energy Co.	6,707	857,691
MDU Resources Group, Inc.	7,590	195,822
NiSource, Inc.	11,451	329,789
NorthWestern Corp.	2,633	189,971
Public Service Enterprise Group, Inc.	21,642	1,272,982
Sempra Energy	9,025	1,240,396
WEC Energy Group, Inc.	12,114	1,009,944

Total Multi-Utilities		10,917,875

Multiline Retail - 0.5%
Dollar General Corp.	3,875	523,745
Kohl’s Corp.	8,804	418,630
Macy’s, Inc.	16,356	351,000
Nordstrom, Inc.	5,425	172,840
Target Corp.	23,400	2,026,674

Total Multiline Retail		3,492,889

Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	15,937	1,124,515
Apache Corp.	7,280	210,902
Berry Petroleum Corp.	8,447	89,538
Cabot Oil & Gas Corp.	3,567	81,898
Chevron Corp.	92,069	11,457,066
Cimarex Energy Co.	2,642	156,750
ConocoPhillips	29,278	1,785,958
CVR Energy, Inc.	10,040	501,900
Delek U.S. Holdings, Inc.	2,562	103,812
Devon Energy Corp.	3,879	110,629
Diamondback Energy, Inc.	823	89,682
EOG Resources, Inc.	6,273	584,393
EQT Corp.	6,792	107,382
Evolution Petroleum Corp.	4,699	33,598
Exxon Mobil Corp.	215,700	16,529,091
Hess Corp.	5,598	355,865
HollyFrontier Corp.	6,536	302,486
Kinder Morgan, Inc.	129,029	2,694,126
Marathon Oil Corp.	8,929	126,881
Marathon Petroleum Corp.	24,584	1,373,754
Murphy Oil Corp.	7,960	196,214
Noble Energy, Inc.	8,073	180,835
Occidental Petroleum Corp.	39,649	1,993,552
ONEOK, Inc.	28,025	1,928,400
Panhandle Oil and Gas, Inc. Class A	1,577	20,564
PBF Energy, Inc. Class A	5,627	176,125
Phillips 66	19,761	1,848,444
Pioneer Natural Resources Co.	891	137,089
SemGroup Corp. Class A	15,897	190,764
Targa Resources Corp.	23,587	926,026
Valero Energy Corp.	21,776	1,864,243
Williams Cos., Inc. (The)	83,409	2,338,788

Total Oil, Gas & Consumable Fuels		49,621,270

Paper & Forest Products - 0.1%
Domtar Corp.	3,314	147,573
Louisiana-Pacific Corp.	4,683	122,788
Schweitzer-Mauduit International, Inc.	5,577	185,045

Total Paper & Forest Products		455,406

Personal Products - 0.2%
Coty, Inc. Class A	29,277	392,312
Estee Lauder Cos., Inc. (The) Class A	3,892	712,664
Inter Parfums, Inc.	737	49,003
Medifast, Inc.	446	57,222
Nu Skin Enterprises, Inc. Class A	1,987	97,999

Total Personal Products		1,309,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2019

Investments	Shares	Value
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	55,644	$2,523,455
Eli Lilly & Co.	26,811	2,970,391
Johnson & Johnson	85,822	11,953,288
Merck & Co., Inc.	89,786	7,528,556
Pfizer, Inc.	216,630	9,384,412
Zoetis, Inc.	4,052	459,861

Total Pharmaceuticals		34,819,963

Professional Services - 0.1%
Equifax, Inc.	1,453	196,503
Kelly Services, Inc. Class A	1,152	30,171
ManpowerGroup, Inc.	1,863	179,966
Robert Half International, Inc.	3,006	171,372

Total Professional Services		578,012

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	220	30,952
Kennedy-Wilson Holdings, Inc.	9,071	186,590
Newmark Group, Inc. Class A	17,560	157,689
RE/MAX Holdings, Inc. Class A	2,611	80,314

Total Real Estate Management & Development		455,545

Road & Rail - 1.0%
CSX Corp.	16,572	1,282,176
JB Hunt Transport Services, Inc.	1,724	157,591
Kansas City Southern	1,144	139,362
Norfolk Southern Corp.	6,525	1,300,628
Old Dominion Freight Line, Inc.	251	37,464
Ryder System, Inc.	4,865	283,629
Union Pacific Corp.	20,226	3,420,419

Total Road & Rail		6,621,269

Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	9,583	1,081,633
Applied Materials, Inc.	28,855	1,295,878
Broadcom, Inc.	13,165	3,789,677
Brooks Automation, Inc.	2,832	109,740
Cabot Microelectronics Corp.	361	39,739
Cypress Semiconductor Corp.	14,711	327,173
Intel Corp.	141,031	6,751,154
KLA-Tencor Corp.	5,746	679,177
Lam Research Corp.	5,797	1,088,908
Maxim Integrated Products, Inc.	10,358	619,616
Microchip Technology, Inc.(a)	5,507	477,457
NVE Corp.	418	29,105
NVIDIA Corp.	2,967	487,270
QUALCOMM, Inc.	60,857	4,629,392
Skyworks Solutions, Inc.	4,717	364,483
Teradyne, Inc.	2,854	136,735
Texas Instruments, Inc.	34,886	4,003,517
Xilinx, Inc.	6,552	772,612
Xperi Corp.	4,420	91,008

Total Semiconductors & Semiconductor Equipment		26,774,274

Software - 4.0%
Intuit, Inc.	3,380	883,295
Microsoft Corp.	165,713	22,198,914
Oracle Corp.	72,113	4,108,278
SS&C Technologies Holdings, Inc.	2,435	140,280
Symantec Corp.	9,961	216,751

Total Software		27,547,518

Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	5,614	90,049
American Eagle Outfitters, Inc.	9,154	154,703
Barnes & Noble, Inc.	10,370	69,375
Best Buy Co., Inc.	8,340	581,548
Buckle, Inc. (The)	5,146	89,077
Camping World Holdings, Inc. Class A(a)	5,409	67,180
Chico’s FAS, Inc.	17,366	58,523
Children’s Place, Inc. (The)(a)	269	25,657
Dick’s Sporting Goods, Inc.	2,708	93,778
Foot Locker, Inc.	4,128	173,046
Gap, Inc. (The)	16,839	302,597
Group 1 Automotive, Inc.	2,029	166,155
Guess?, Inc.	4,973	80,314
Home Depot, Inc. (The)	32,477	6,754,242
L Brands, Inc.	26,966	703,813
Lithia Motors, Inc. Class A	1,373	163,085
Lowe’s Cos., Inc.	20,306	2,049,078
Office Depot, Inc.	25,699	52,940
Penske Automotive Group, Inc.	3,309	156,516
Ross Stores, Inc.	4,160	412,339
Sonic Automotive, Inc. Class A	6,318	147,525
Tiffany & Co.	3,367	315,286
TJX Cos., Inc. (The)	26,640	1,408,723
Tractor Supply Co.	2,429	264,275
Williams-Sonoma, Inc.	2,916	189,540

Total Specialty Retail		14,569,364

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	100,280	19,847,418
Hewlett Packard Enterprise Co.	58,263	871,032
HP, Inc.	59,136	1,229,437
NetApp, Inc.	8,142	502,361
Western Digital Corp.	11,974	569,364
Xerox Corp.	9,424	333,704

Total Technology Hardware, Storage & Peripherals		23,353,316

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	717	69,936
Columbia Sportswear Co.	1,694	169,671
Hanesbrands, Inc.	10,263	176,729
NIKE, Inc. Class B	21,033	1,765,720
Ralph Lauren Corp.	979	111,205
Tapestry, Inc.	7,452	236,452
VF Corp.	12,804	1,118,430
Wolverine World Wide, Inc.	1,556	42,852

Total Textiles, Apparel & Luxury Goods		3,690,995

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2019

Investments	Shares	Value
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	7,405	$101,967
ESSA Bancorp, Inc.	7,441	113,475
Meta Financial Group, Inc.	1,075	30,154
New York Community Bancorp, Inc.	66,897	667,632
Northwest Bancshares, Inc.	7,199	126,774
Provident Financial Services, Inc.	4,649	112,738
Southern Missouri Bancorp, Inc.	837	29,153
Sterling Bancorp, Inc.	10,502	104,705
TFS Financial Corp.	13,876	250,739
Washington Federal, Inc.	8,072	281,955

Total Thrifts & Mortgage Finance		1,819,292

Tobacco - 2.1%
Altria Group, Inc.	133,694	6,330,411
Philip Morris International, Inc.	101,630	7,981,004
Universal Corp.	1,563	94,983
Vector Group Ltd.	33,504	326,664

Total Tobacco		14,733,062

Trading Companies & Distributors - 0.3%
Air Lease Corp.	3,245	134,148
Applied Industrial Technologies, Inc.	854	52,547
Fastenal Co.	18,086	589,423
GATX Corp.	1,677	132,969
H&E Equipment Services, Inc.	4,474	130,149
Kaman Corp.	767	48,850
MSC Industrial Direct Co., Inc. Class A	1,246	92,528
Rush Enterprises, Inc. Class A	2,872	104,885
W.W. Grainger, Inc.	1,550	415,757
Watsco, Inc.	974	159,278

Total Trading Companies & Distributors		1,860,534

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	7,274	294,888

Water Utilities - 0.1%
American Water Works Co., Inc.	4,350	504,600
Aqua America, Inc.	6,829	282,516
Middlesex Water Co.	769	45,563

Total Water Utilities		832,679

Wireless Telecommunication Services - 0.0%
Shenandoah Telecommunications Co.	946	36,440
Telephone & Data Systems, Inc.	4,388	133,395

Total Wireless Telecommunication Services		169,835

TOTAL COMMON STOCKS (Cost: $535,576,852)		687,149,190

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. Total Market Fund(a)(b) (Cost: $1,204,224)	38,800	1,294,368

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(c) (Cost: $949,742)(d)	949,742	949,742

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $537,730,818)		689,393,300
Other Assets less Liabilities - 0.0%		90,987

NET ASSETS - 100.0%		$689,484,287

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(d)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,683,324 and the total market value of the collateral held by the Fund was $1,729,559. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $779,817.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 2.6%
Aerojet Rocketdyne Holdings, Inc.*	374	$16,744
Aerovironment, Inc.*	30	1,703
Arconic, Inc.	2,693	69,533
Astronics Corp.*	156	6,274
Axon Enterprise, Inc.*	53	3,403
Boeing Co. (The)	1,540	560,576
BWX Technologies, Inc.	79	4,116
Cubic Corp.	142	9,156
Curtiss-Wright Corp.	446	56,700
General Dynamics Corp.	833	151,456
Harris Corp.	272	51,443
HEICO Corp.	210	28,100
Hexcel Corp.	131	10,595
Huntington Ingalls Industries, Inc.	109	24,497
L3 Technologies, Inc.	477	116,946
Lockheed Martin Corp.	1,118	406,438
Moog, Inc. Class A	90	8,425
Northrop Grumman Corp.	496	160,263
Raytheon Co.	647	112,500
Spirit AeroSystems Holdings, Inc. Class A	171	13,914
Teledyne Technologies, Inc.*	79	21,636
Textron, Inc.	552	29,278
TransDigm Group, Inc.*	171	82,730
United Technologies Corp.	2,397	312,089
Vectrus, Inc.*	108	4,381
Wesco Aircraft Holdings, Inc.*	270	2,997

Total Aerospace & Defense		2,265,893

Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc.*	655	15,982
Atlas Air Worldwide Holdings, Inc.*	428	19,106
C.H. Robinson Worldwide, Inc.	243	20,497
Echo Global Logistics, Inc.*	112	2,337
Expeditors International of Washington, Inc.	667	50,599
FedEx Corp.	831	136,442
Hub Group, Inc. Class A*	278	11,671
United Parcel Service, Inc. Class B	3,342	345,128

Total Air Freight & Logistics		601,762

Airlines - 0.7%
Alaska Air Group, Inc.	829	52,981
American Airlines Group, Inc.	2,999	97,798
Delta Air Lines, Inc.	4,162	236,194
Hawaiian Holdings, Inc.	507	13,907
SkyWest, Inc.	236	14,318
Southwest Airlines Co.	1,783	90,541
Spirit Airlines, Inc.*	325	15,512
United Continental Holdings, Inc.*	1,566	137,103

Total Airlines		658,354

Auto Components - 0.3%
BorgWarner, Inc.	351	14,735
Cooper Tire & Rubber Co.	756	23,852
Dana, Inc.	576	11,485
Dorman Products, Inc.*	151	13,158
Fox Factory Holding Corp.*	136	11,221
Gentex Corp.	2,793	68,736
Gentherm, Inc.*	226	9,454
Goodyear Tire & Rubber Co. (The)	555	8,492
LCI Industries	19	1,710
Lear Corp.	290	40,388
Motorcar Parts of America, Inc.*	141	3,019
Shiloh Industries, Inc.*	346	1,685
Standard Motor Products, Inc.	201	9,113
Stoneridge, Inc.*	339	10,695
Superior Industries International, Inc.	660	2,284

Total Auto Components		230,027

Automobiles - 1.2%
Ford Motor Co.	45,554	466,017
General Motors Co.	12,027	463,400
Thor Industries, Inc.	1,190	69,556
Winnebago Industries, Inc.	1,260	48,699

Total Automobiles		1,047,672

Banks - 10.0%
1st Source Corp.	53	2,459
Allegiance Bancshares, Inc.*	74	2,467
American National Bankshares, Inc.	74	2,868
Arrow Financial Corp.	75	2,605
Associated Banc-Corp.	311	6,575
Atlantic Union Bankshares Corp.	80	2,826
Banc of California, Inc.	1,178	16,457
Bancorp, Inc. (The)*	285	2,542
BancorpSouth Bank	187	5,430
Bank of America Corp.	57,013	1,653,377
Bank of Hawaii Corp.	720	59,695
Bank of Marin Bancorp	60	2,461
Bar Harbor Bankshares	102	2,712
BB&T Corp.	2,685	131,914
Boston Private Financial Holdings, Inc.	609	7,351
Bridge Bancorp, Inc.	86	2,534
Brookline Bancorp, Inc.	540	8,305
Bryn Mawr Bank Corp.	67	2,500
Cadence BanCorp	3,538	73,590
Capstar Financial Holdings, Inc.	153	2,318
CBTX, Inc.	75	2,111
Citigroup, Inc.	17,269	1,209,348
Citizens Financial Group, Inc.	4,226	149,431
City Holding Co.	142	10,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
CNB Financial Corp.	95	$2,683
Columbia Banking System, Inc.	1,297	46,925
Comerica, Inc.	1,494	108,524
Commerce Bancshares, Inc.	199	11,872
Community Bank System, Inc.	500	32,920
Community Trust Bancorp, Inc.	58	2,453
ConnectOne Bancorp, Inc.	752	17,040
Cullen/Frost Bankers, Inc.	684	64,063
Customers Bancorp, Inc.*	1,084	22,764
CVB Financial Corp.	164	3,449
Eagle Bancorp, Inc.	612	33,128
East West Bancorp, Inc.	330	15,434
Enterprise Bancorp, Inc.	78	2,473
Farmers National Banc Corp.	188	2,788
Fifth Third Bancorp	4,088	114,055
Financial Institutions, Inc.	90	2,624
First Bancorp	105	3,824
First Citizens BancShares, Inc. Class A	158	71,143
First Commonwealth Financial Corp.	1,642	22,118
First Community Bankshares, Inc.	73	2,464
First Financial Bancorp	1,876	45,437
First Financial Bankshares, Inc.	422	12,993
First Financial Corp.	55	2,209
First Internet Bancorp	109	2,348
First Interstate BancSystem, Inc. Class A	541	21,429
First Merchants Corp.	112	4,245
First Mid Bancshares, Inc.	73	2,549
First Midwest Bancorp, Inc.	2,299	47,061
First of Long Island Corp. (The)	119	2,390
First Republic Bank	947	92,475
Franklin Financial Network, Inc.	85	2,368
Glacier Bancorp, Inc.	277	11,232
Great Southern Bancorp, Inc.	40	2,394
HarborOne Bancorp, Inc.*	144	2,697
HomeTrust Bancshares, Inc.	93	2,338
Huntington Bancshares, Inc.	2,769	38,268
Iberiabank Corp.	807	61,211
Independent Bank Group, Inc.	723	39,736
JPMorgan Chase & Co.	16,539	1,849,060
KeyCorp	8,773	155,721
Lakeland Financial Corp.	90	4,215
LCNB Corp.	152	2,888
LegacyTexas Financial Group, Inc.	804	32,731
Live Oak Bancshares, Inc.	778	13,343
M&T Bank Corp.	346	58,844
Mercantile Bank Corp.	82	2,672
Metropolitan Bank Holding Corp.*	71	3,124
Midland States Bancorp, Inc.	346	9,245
MidWestOne Financial Group, Inc.	93	2,600
NBT Bancorp, Inc.	499	18,717
Nicolet Bankshares, Inc.*	47	2,917
Northeast Bank*	131	3,613
OFG Bancorp	139	3,304
Old Line Bancshares, Inc.	84	2,235
Old Second Bancorp, Inc.	181	2,311
Opus Bank	626	13,215
Origin Bancorp, Inc.	136	4,488
Orrstown Financial Services, Inc.	120	2,639
Peapack Gladstone Financial Corp.	110	3,093
People’s United Financial, Inc.	4,130	69,301
People’s Utah Bancorp	79	2,323
Peoples Bancorp, Inc.	76	2,452
PNC Financial Services Group, Inc. (The)	1,862	255,615
Popular, Inc.	328	17,791
Preferred Bank	109	5,150
Prosperity Bancshares, Inc.	117	7,728
QCR Holdings, Inc.	72	2,511
RBB Bancorp	119	2,301
Regions Financial Corp.	3,275	48,928
Renasant Corp.	1,509	54,233
Republic Bancorp, Inc. Class A	143	7,114
Republic First Bancorp, Inc.*	357	1,753
Sandy Spring Bancorp, Inc.	552	19,254
Seacoast Banking Corp. of Florida*	573	14,577
ServisFirst Bancshares, Inc.	129	4,420
Sierra Bancorp	92	2,495
Signature Bank	53	6,405
Simmons First National Corp. Class A	1,825	42,449
Southside Bancshares, Inc.	289	9,358
Sterling Bancorp	3,400	72,352
SunTrust Banks, Inc.	2,293	144,115
SVB Financial Group*	66	14,823
TCF Financial Corp.	481	10,000
Tompkins Financial Corp.	42	3,427
Towne Bank	160	4,365
TriCo Bancshares	138	5,216
Trustmark Corp.	1,634	54,330
U.S. Bancorp	6,479	339,500
UMB Financial Corp.	89	5,858
Valley National Bancorp	5,555	59,883
Veritex Holdings, Inc.	507	13,157
Washington Trust Bancorp, Inc.	49	2,557
Wells Fargo & Co.	20,143	953,167
Westamerica Bancorporation	177	10,905
Zions Bancorp NA	2,014	92,604

Total Banks		8,892,221

Beverages - 1.4%
Boston Beer Co., Inc. (The) Class A*	29	10,955
Brown-Forman Corp. Class B	788	43,679
Coca-Cola Co. (The)	8,094	412,147
Coca-Cola Consolidated, Inc.	12	3,591
Constellation Brands, Inc. Class A	1,061	208,953
Molson Coors Brewing Co. Class B	727	40,712
Monster Beverage Corp.*	787	50,234
National Beverage Corp.	130	5,802
PepsiCo, Inc.	3,679	482,427

Total Beverages		1,258,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
Biotechnology - 2.2%
AbbVie, Inc.	4,741	$344,765
Amgen, Inc.	2,629	484,472
Anika Therapeutics, Inc.*	79	3,209
Biogen, Inc.*	756	176,806
Celgene Corp.*	3,895	360,054
Emergent BioSolutions, Inc.*	136	6,570
Enanta Pharmaceuticals, Inc.*	42	3,544
Exelixis, Inc.*	1,293	27,631
Gilead Sciences, Inc.	5,471	369,621
Halozyme Therapeutics, Inc.*	590	10,136
Ligand Pharmaceuticals, Inc.*	112	12,785
Neurocrine Biosciences, Inc.*	39	3,293
Regeneron Pharmaceuticals, Inc.*	364	113,932
United Therapeutics Corp.*	25	1,951
Vertex Pharmaceuticals, Inc.*	91	16,688

Total Biotechnology		1,935,457

Building Products - 0.4%
A.O. Smith Corp.	159	7,498
AAON, Inc.	51	2,559
Advanced Drainage Systems, Inc.	96	3,148
American Woodmark Corp.*	299	25,301
Armstrong World Industries, Inc.	365	35,478
Builders FirstSource, Inc.*	1,645	27,735
Cornerstone Building Brands, Inc.*	1,424	8,302
Fortune Brands Home & Security, Inc.	170	9,712
Gibraltar Industries, Inc.*	70	2,825
Griffon Corp.	637	10,778
JELD-WEN Holding, Inc.*	2,006	42,587
Lennox International, Inc.	178	48,950
Masco Corp.	728	28,567
Owens Corning	1,506	87,649
PGT Innovations, Inc.*	143	2,391
Quanex Building Products Corp.	177	3,344
Simpson Manufacturing Co., Inc.	60	3,988
Trex Co., Inc.*	115	8,246
Universal Forest Products, Inc.	138	5,252

Total Building Products		364,310

Capital Markets - 4.4%
Affiliated Managers Group, Inc.	616	56,758
Ameriprise Financial, Inc.	1,379	200,176
Artisan Partners Asset Management, Inc. Class A	1,580	43,482
Bank of New York Mellon Corp. (The)	3,816	168,476
BlackRock, Inc.	753	353,383
CBOE Global Markets, Inc.	18	1,865
Charles Schwab Corp. (The)	5,101	205,009
CME Group, Inc.	642	124,619
Cohen & Steers, Inc.	874	44,959
Cowen, Inc.*	189	3,249
Donnelley Financial Solutions, Inc.*	610	8,137
E*TRADE Financial Corp.	502	22,389
Evercore, Inc. Class A	65	5,757
FactSet Research Systems, Inc.	110	31,522
Federated Investors, Inc. Class B	131	4,257
Franklin Resources, Inc.	1,825	63,510
Goldman Sachs Group, Inc. (The)	3,410	697,686
Greenhill & Co., Inc.	174	2,365
Houlihan Lokey, Inc.	391	17,411
Interactive Brokers Group, Inc. Class A	551	29,864
Intercontinental Exchange, Inc.	1,730	148,676
INTL FCStone, Inc.*	106	4,197
KKR & Co., Inc. Class A	6,161	155,688
LPL Financial Holdings, Inc.	662	53,999
MarketAxess Holdings, Inc.	49	15,750
Moody’s Corp.	400	78,124
Morgan Stanley	12,980	568,654
Morningstar, Inc.	112	16,200
MSCI, Inc.	222	53,011
Nasdaq, Inc.	644	61,933
Northern Trust Corp.	1,351	121,590
Raymond James Financial, Inc.	358	30,269
S&P Global, Inc.	482	109,795
SEI Investments Co.	257	14,418
State Street Corp.	2,917	163,527
T. Rowe Price Group, Inc.	727	79,759
TD Ameritrade Holding Corp.	1,116	55,711
Victory Capital Holdings, Inc. Class A*	399	6,855
Virtu Financial, Inc. Class A	583	12,698
Virtus Investment Partners, Inc.	211	22,661
Waddell & Reed Financial, Inc. Class A	1,857	30,956
Westwood Holdings Group, Inc.	64	2,253

Total Capital Markets		3,891,598

Chemicals - 1.4%
Air Products & Chemicals, Inc.	831	188,113
Albemarle Corp.	821	57,807
Ashland Global Holdings, Inc.	339	27,110
Celanese Corp.	411	44,306
CF Industries Holdings, Inc.	582	27,185
Chemours Co. (The)	2,685	64,440
Corteva, Inc.*	225	6,653
Dow, Inc.*	229	11,292
DuPont de Nemours, Inc.	225	16,891
Eastman Chemical Co.	407	31,677
Ecolab, Inc.	642	126,757
Ferro Corp.*	1,106	17,475
FMC Corp.	842	69,844
FutureFuel Corp.	150	1,754
Huntsman Corp.	2,753	56,271
Ingevity Corp.*	58	6,100
Innophos Holdings, Inc.	337	9,810
International Flavors & Fragrances, Inc.	323	46,864
Koppers Holdings, Inc.*	615	18,056
Kraton Corp.*	655	20,351
Livent Corp.*	787	5,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
Minerals Technologies, Inc.	521	$27,879
NewMarket Corp.	33	13,231
Olin Corp.	1,836	40,227
PPG Industries, Inc.	361	42,132
Quaker Chemical Corp.	15	3,043
RPM International, Inc.	464	28,355
Sensient Technologies Corp.	386	28,363
Sherwin-Williams Co. (The)	135	61,869
Stepan Co.	63	5,790
Valvoline, Inc.	823	16,073
W.R. Grace & Co.	642	48,863
Westlake Chemical Corp.	955	66,334

Total Chemicals		1,236,361

Commercial Services & Supplies - 0.6%
ACCO Brands Corp.	2,794	21,989
Cintas Corp.	286	67,865
Clean Harbors, Inc.*	41	2,915
Copart, Inc.*	642	47,983
Covanta Holding Corp.	134	2,400
Ennis, Inc.	86	1,765
Herman Miller, Inc.	932	41,660
HNI Corp.	342	12,100
IAA, Inc.*	738	28,620
Interface, Inc.	1,886	28,912
KAR Auction Services, Inc.	738	18,450
Kimball International, Inc. Class B	161	2,806
LSC Communications, Inc.	769	2,822
McGrath RentCorp	151	9,385
MSA Safety, Inc.	113	11,909
Republic Services, Inc.	943	81,702
Rollins, Inc.	328	11,765
RR Donnelley & Sons Co.	2,170	4,275
Tetra Tech, Inc.	95	7,462
U.S. Ecology, Inc.	35	2,084
UniFirst Corp.	118	22,251
VSE Corp.	78	2,238
Waste Management, Inc.	1,208	139,367

Total Commercial Services & Supplies		572,725

Communications Equipment - 1.2%
Arista Networks, Inc.*	225	58,415
CalAmp Corp.*	268	3,130
Casa Systems, Inc.*	753	4,842
Ciena Corp.*	564	23,197
Cisco Systems, Inc.	14,456	791,177
F5 Networks, Inc.*	163	23,738
InterDigital, Inc.	46	2,962
Juniper Networks, Inc.	1,742	46,390
Lumentum Holdings, Inc.*	318	16,984
Motorola Solutions, Inc.	429	71,527
NETGEAR, Inc.*	39	986
Ubiquiti Networks, Inc.	253	33,270

Total Communications Equipment		1,076,618

Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	52	2,651
EMCOR Group, Inc.	587	51,715
Fluor Corp.	1,219	41,068
Jacobs Engineering Group, Inc.	537	45,317
MasTec, Inc.*	203	10,461
MYR Group, Inc.*	83	3,100
Tutor Perini Corp.*	1,045	14,494
Valmont Industries, Inc.	290	36,775

Total Construction & Engineering		205,581

Construction Materials - 0.0%
Forterra, Inc.*(a)	614	3,052
Martin Marietta Materials, Inc.	81	18,639
US Concrete, Inc.*	295	14,658

Total Construction Materials		36,349

Consumer Finance - 1.8%
Ally Financial, Inc.	2,851	88,352
American Express Co.	3,666	452,531
Capital One Financial Corp.	4,415	400,617
Credit Acceptance Corp.*	54	26,127
Curo Group Holdings Corp.*	289	3,193
Discover Financial Services	2,211	171,551
Elevate Credit, Inc.*	857	3,531
Encore Capital Group, Inc.*	855	28,959
Enova International, Inc.*	317	7,307
EZCORP, Inc. Class A*	404	3,826
FirstCash, Inc.	24	2,400
Green Dot Corp. Class A*	93	4,548
Nelnet, Inc. Class A	533	31,564
OneMain Holdings, Inc.	312	10,549
PRA Group, Inc.*	577	16,237
Santander Consumer USA Holdings, Inc.	3,957	94,810
Synchrony Financial	7,191	249,312
World Acceptance Corp.*	71	11,652

Total Consumer Finance		1,607,066

Containers & Packaging - 0.4%
AptarGroup, Inc.	126	15,667
Avery Dennison Corp.	597	69,061
Ball Corp.	914	63,971
Berry Global Group, Inc.*	195	10,255
Crown Holdings, Inc.*	425	25,967
International Paper Co.	1,084	46,959
Owens-Illinois, Inc.	1,791	30,930
Sealed Air Corp.	1,364	58,352
Silgan Holdings, Inc.	201	6,151
Sonoco Products Co.	767	50,116
WestRock Co.	382	13,931

Total Containers & Packaging		391,360

Distributors - 0.1%
Genuine Parts Co.	841	87,111
Pool Corp.	59	11,269
Weyco Group, Inc.	78	2,083

Total Distributors		100,463

Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc.*	270	12,163
Bright Horizons Family Solutions, Inc.*	71	10,712
Career Education Corp.*	185	3,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
Collectors Universe, Inc.	206	$4,396
Graham Holdings Co. Class B	37	25,531
Grand Canyon Education, Inc.*	87	10,181
H&R Block, Inc.	2,177	63,786
Laureate Education, Inc. Class A*	1,418	22,277
Service Corp. International	531	24,840
ServiceMaster Global Holdings, Inc.*	253	13,179
Weight Watchers International, Inc.*	346	6,609
Zovio, Inc.*	299	1,070

Total Diversified Consumer Services		198,272

Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B*	9,651	2,057,304
Voya Financial, Inc.	1,391	76,922

Total Diversified Financial Services		2,134,226

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	24,928	835,337
ATN International, Inc.	29	1,674
Cogent Communications Holdings, Inc.	198	11,753
Globalstar, Inc.*	19,038	9,138
IDT Corp. Class B*	335	3,173
Verizon Communications, Inc.	16,025	915,508
Vonage Holdings Corp.*	257	2,912

Total Diversified Telecommunication Services		1,779,495

Electric Utilities - 1.8%
ALLETE, Inc.	159	13,230
Alliant Energy Corp.	676	33,178
American Electric Power Co., Inc.	1,625	143,016
Avangrid, Inc.	287	14,494
Duke Energy Corp.	2,216	195,540
Edison International	1,368	92,217
Entergy Corp.	185	19,042
Evergy, Inc.	487	29,293
Eversource Energy	1,189	90,079
Exelon Corp.	3,425	164,195
Hawaiian Electric Industries, Inc.	284	12,368
IDACORP, Inc.	92	9,240
NextEra Energy, Inc.	1,727	353,793
OGE Energy Corp.	887	37,751
Otter Tail Corp.	225	11,882
Pinnacle West Capital Corp.	465	43,752
PNM Resources, Inc.	207	10,538
Portland General Electric Co.	337	18,255
PPL Corp.	3,205	99,387
Southern Co. (The)	1,775	98,122
Xcel Energy, Inc.	1,635	97,266

Total Electric Utilities		1,586,638

Electrical Equipment - 0.4%
AMETEK, Inc.	928	84,300
Atkore International Group, Inc.*	754	19,506
AZZ, Inc.	100	4,602
Emerson Electric Co.	1,219	81,332
Encore Wire Corp.	49	2,870
EnerSys	170	11,645
Generac Holdings, Inc.*	425	29,499
GrafTech International Ltd.	4,169	47,943
Hubbell, Inc.	73	9,519
LSI Industries, Inc.	591	2,157
Preformed Line Products Co.	40	2,221
Regal Beloit Corp.	447	36,524
Rockwell Automation, Inc.	219	35,879
Sunrun, Inc.*	451	8,461

Total Electrical Equipment		376,458

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	661	63,416
Arlo Technologies, Inc.*	77	309
Arrow Electronics, Inc.*	1,070	76,259
AVX Corp.	1,362	22,609
Belden, Inc.	659	39,257
CDW Corp.	542	60,162
Cognex Corp.	187	8,972
Coherent, Inc.*	25	3,409
Control4 Corp.*	130	3,088
Corning, Inc.	3,359	111,620
CTS Corp.	87	2,399
Dolby Laboratories, Inc. Class A	340	21,964
FLIR Systems, Inc.	205	11,091
II-VI, Inc.*	82	2,998
Insight Enterprises, Inc.*	445	25,899
IPG Photonics Corp.*	78	12,031
KEMET Corp.	929	17,474
Keysight Technologies, Inc.*	358	32,152
Knowles Corp.*	635	11,627
MTS Systems Corp.	52	3,044
National Instruments Corp.	175	7,348
nLight, Inc.*	136	2,611
Plexus Corp.*	86	5,020
Rogers Corp.*	136	23,471
Sanmina Corp.*	236	7,146
SYNNEX Corp.	1	98
Tech Data Corp.*	366	38,284
Trimble, Inc.*	173	7,804
TTM Technologies, Inc.*	2,320	23,664
Zebra Technologies Corp. Class A*	142	29,748

Total Electronic Equipment, Instruments & Components		674,974

Energy Equipment & Services - 0.2%
C&J Energy Services, Inc.*	749	8,823
Cactus, Inc. Class A*	117	3,875
Covia Holdings Corp.*	2,110	4,136
Forum Energy Technologies, Inc.*	1,534	5,246
FTS International, Inc.*	2,886	16,104
Halliburton Co.	2,299	52,279
Helmerich & Payne, Inc.	40	2,025
Keane Group, Inc.*	546	3,669
Liberty Oilfield Services, Inc. Class A(a)	734	11,876

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
Mammoth Energy Services, Inc.	225	$1,548
NCS Multistage Holdings, Inc.*	409	1,452
ProPetro Holding Corp.*	309	6,397
RPC, Inc.	1,467	10,577
SEACOR Holdings, Inc.*	98	4,656
Select Energy Services, Inc. Class A*	851	9,880
Smart Sand, Inc.*	3,096	7,554
U.S. Silica Holdings, Inc.(a)	1,510	19,313

Total Energy Equipment & Services		169,410

Entertainment - 1.4%
Activision Blizzard, Inc.	1,086	51,259
Cinemark Holdings, Inc.	737	26,606
Electronic Arts, Inc.*	581	58,832
Madison Square Garden Co. (The) Class A*	14	3,919
Netflix, Inc.*	265	97,340
Viacom, Inc. Class B	2,247	67,118
Walt Disney Co. (The)	6,235	870,655
World Wrestling Entertainment, Inc. Class A	77	5,560
Zynga, Inc. Class A*	2,860	17,532

Total Entertainment		1,198,821

Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexander & Baldwin, Inc.	402	9,286
Alexandria Real Estate Equities, Inc.	81	11,428
American Tower Corp.	489	99,976
Americold Realty Trust	86	2,788
Apartment Investment & Management Co. Class A	363	18,194
AvalonBay Communities, Inc.	364	73,958
Boston Properties, Inc.	127	16,383
Brandywine Realty Trust	173	2,477
Brixmor Property Group, Inc.	1,470	26,284
Camden Property Trust	90	9,395
CoreCivic, Inc.	782	16,234
Corporate Office Properties Trust	105	2,769
Cousins Properties, Inc.	305	11,032
Crown Castle International Corp.	330	43,016
CubeSmart	418	13,978
DiamondRock Hospitality Co.	1,152	11,912
Digital Realty Trust, Inc.	143	16,844
Douglas Emmett, Inc.	80	3,187
Duke Realty Corp.	795	25,130
EastGroup Properties, Inc.	47	5,451
Empire State Realty Trust, Inc. Class A	153	2,266
EPR Properties	272	20,288
Equity LifeStyle Properties, Inc.	163	19,778
Equity Residential	873	66,278
Essex Property Trust, Inc.	153	44,665
Extra Space Storage, Inc.	301	31,936
First Industrial Realty Trust, Inc.	180	6,613
Gaming and Leisure Properties, Inc.	850	33,133
GEO Group, Inc. (The)	616	12,942
HCP, Inc.	1,314	42,022
Healthcare Realty Trust, Inc.	173	5,418
Healthcare Trust of America, Inc. Class A	85	2,332
Hospitality Properties Trust	100	2,500
Host Hotels & Resorts, Inc.	3,350	61,037
Hudson Pacific Properties, Inc.	80	2,662
Industrial Logistics Properties Trust	81	1,686
Kilroy Realty Corp.	25	1,845
Kimco Realty Corp.	1,824	33,708
Lamar Advertising Co. Class A	65	5,246
Lexington Realty Trust	1,169	11,000
Liberty Property Trust	598	29,924
Life Storage, Inc.	100	9,508
Medical Properties Trust, Inc.	1,534	26,753
Mid-America Apartment Communities, Inc.	187	22,021
National Health Investors, Inc.	146	11,392
National Retail Properties, Inc.	369	19,561
Omega Healthcare Investors, Inc.	636	23,373
Pebblebrook Hotel Trust	191	5,382
Prologis, Inc.	1,315	105,332
Public Storage	422	100,508
Realty Income Corp.	435	30,002
Regency Centers Corp.	26	1,735
RPT Realty	159	1,926
Ryman Hospitality Properties, Inc.	116	9,406
Sabra Health Care REIT, Inc.	1,140	22,447
SBA Communications Corp.*	51	11,467
Senior Housing Properties Trust	2,824	23,354
Simon Property Group, Inc.	796	127,169
STORE Capital Corp.	484	16,064
Terreno Realty Corp.	95	4,659
UDR, Inc.	618	27,742
Urstadt Biddle Properties, Inc. Class A	44	924
Ventas, Inc.	794	54,270
VICI Properties, Inc.	993	21,886
Vornado Realty Trust	38	2,436
W.P. Carey, Inc.	294	23,867
Weingarten Realty Investors	71	1,947
Welltower, Inc.	899	73,295
Weyerhaeuser Co.	3,447	90,794

Total Equity Real Estate Investment Trusts (REITs)		1,726,221

Food & Staples Retailing - 1.2%
Andersons, Inc. (The)	79	2,152
BJ’s Wholesale Club Holdings, Inc.*	865	22,836
Casey’s General Stores, Inc.	99	15,443
Costco Wholesale Corp.	717	189,474
Kroger Co. (The)	5,901	128,111
Performance Food Group Co.*	372	14,891
Sprouts Farmers Market, Inc.*	581	10,975
Sysco Corp.	1,057	74,751
U.S. Foods Holding Corp.*	930	33,257
Walgreens Boots Alliance, Inc.	3,558	194,516
Walmart, Inc.	3,259	360,087
Weis Markets, Inc.	149	5,425

Total Food & Staples Retailing		1,051,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
Food Products - 1.3%
Archer-Daniels-Midland Co.	2,088	$85,190
B&G Foods, Inc.(a)	472	9,818
Cal-Maine Foods, Inc.	141	5,883
Campbell Soup Co.	356	14,265
Conagra Brands, Inc.	993	26,334
Darling Ingredients, Inc.*	376	7,479
Flowers Foods, Inc.	989	23,014
General Mills, Inc.	1,607	84,400
Hershey Co. (The)	685	91,811
Hormel Foods Corp.	1,527	61,905
Hostess Brands, Inc.*	660	9,530
Ingredion, Inc.	488	40,255
J&J Snack Foods Corp.	56	9,013
J.M. Smucker Co. (The)	197	22,692
Kellogg Co.	2,036	109,068
Kraft Heinz Co. (The)	3,809	118,231
Lamb Weston Holdings, Inc.	314	19,895
Lancaster Colony Corp.	13	1,932
Mondelez International, Inc. Class A	4,892	263,679
Pilgrim’s Pride Corp.*	175	4,443
Post Holdings, Inc.*	88	9,149
Sanderson Farms, Inc.	16	2,185
Seaboard Corp.	5	20,684
Tootsie Roll Industries, Inc.(a)	202	7,460
Tyson Foods, Inc. Class A	1,536	124,017

Total Food Products		1,172,332

Gas Utilities - 0.2%
Atmos Energy Corp.	282	29,768
Chesapeake Utilities Corp.	13	1,235
National Fuel Gas Co.	424	22,366
New Jersey Resources Corp.	177	8,809
ONE Gas, Inc.	168	15,171
Southwest Gas Holdings, Inc.	179	16,042
UGI Corp.	731	39,043

Total Gas Utilities		132,434

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	1,997	167,948
ABIOMED, Inc.*	27	7,033
Align Technology, Inc.*	52	14,232
Baxter International, Inc.	835	68,387
Becton, Dickinson and Co.	348	87,699
Boston Scientific Corp.*	2,147	92,278
Cantel Medical Corp.	143	11,532
Cooper Cos., Inc. (The)	83	27,962
Danaher Corp.	1,434	204,947
Edwards Lifesciences Corp.*	428	79,069
Globus Medical, Inc. Class A*	149	6,303
Haemonetics Corp.*	72	8,664
Hill-Rom Holdings, Inc.	184	19,250
ICU Medical, Inc.*	16	4,031
IDEXX Laboratories, Inc.*	73	20,099
Inogen, Inc.*	19	1,268
Intuitive Surgical, Inc.*	118	61,897
Masimo Corp.*	65	9,673
Neogen Corp.*	66	4,099
ResMed, Inc.	291	35,511
Stryker Corp.	605	124,376
Teleflex, Inc.	50	16,558
Varex Imaging Corp.*	218	6,682
Varian Medical Systems, Inc.*	222	30,221
West Pharmaceutical Services, Inc.	140	17,521
Zimmer Biomet Holdings, Inc.	279	32,849

Total Health Care Equipment & Supplies		1,160,089

Health Care Providers & Services - 2.2%
Amedisys, Inc.*	78	9,470
AmerisourceBergen Corp.	510	43,483
AMN Healthcare Services, Inc.*	172	9,331
Anthem, Inc.	726	204,884
Cardinal Health, Inc.	343	16,155
Centene Corp.*	834	43,735
Cigna Corp.	1,136	178,977
Covetrus, Inc.*	171	4,183
CVS Health Corp.	4,049	220,630
Encompass Health Corp.	274	17,361
Ensign Group, Inc. (The)	297	16,905
HCA Healthcare, Inc.	1,457	196,943
Henry Schein, Inc.*	425	29,707
Humana, Inc.	356	94,447
Laboratory Corp. of America Holdings*	212	36,655
Magellan Health, Inc.*	233	17,296
McKesson Corp.	557	74,855
Molina Healthcare, Inc.*	134	19,181
Quest Diagnostics, Inc.	297	30,237
Select Medical Holdings Corp.*	786	12,474
Tenet Healthcare Corp.*	500	10,330
UnitedHealth Group, Inc.	2,331	568,787
Universal Health Services, Inc. Class B	516	67,281
WellCare Health Plans, Inc.*	94	26,797

Total Health Care Providers & Services		1,950,104

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	1,118	13,002
Cerner Corp.	53	3,885
Medidata Solutions, Inc.*	106	9,594
NextGen Healthcare, Inc.*	140	2,786
Veeva Systems, Inc. Class A*	91	14,752

Total Health Care Technology		44,019

Hotels, Restaurants & Leisure - 2.0%
Aramark	171	6,166
BBX Capital Corp.	1,327	6,516
BJ’s Restaurants, Inc.	134	5,888
Bloomin’ Brands, Inc.	230	4,349
Bluegreen Vacations Corp.(a)	916	10,708
Brinker International, Inc.	256	10,074
Caesars Entertainment Corp.*	2,955	34,928
Choice Hotels International, Inc.	303	26,364
Churchill Downs, Inc.	190	21,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
Cracker Barrel Old Country Store, Inc.	111	$18,951
Darden Restaurants, Inc.	281	34,206
Domino’s Pizza, Inc.	58	16,140
Dunkin’ Brands Group, Inc.	166	13,224
Eldorado Resorts, Inc.*	191	8,800
Hilton Grand Vacations, Inc.*	1	32
Hilton Worldwide Holdings, Inc.	1,119	109,371
Hyatt Hotels Corp. Class A	136	10,354
International Speedway Corp. Class A	258	11,582
Jack in the Box, Inc.	69	5,616
Las Vegas Sands Corp.	1,945	114,930
Marriott International, Inc. Class A	1,540	216,047
McDonald’s Corp.	2,055	426,741
Monarch Casino & Resort, Inc.*	61	2,607
Planet Fitness, Inc. Class A*	393	28,469
Red Robin Gourmet Burgers, Inc.*	79	2,415
Red Rock Resorts, Inc. Class A	1,148	24,659
SeaWorld Entertainment, Inc.*	82	2,542
Shake Shack, Inc. Class A*	160	11,552
Six Flags Entertainment Corp.	528	26,231
Speedway Motorsports, Inc.	175	3,246
Starbucks Corp.	3,647	305,728
Texas Roadhouse, Inc.	157	8,426
Vail Resorts, Inc.	51	11,382
Wendy’s Co. (The)	1,878	36,771
Wyndham Destinations, Inc.	267	11,721
Wyndham Hotels & Resorts, Inc.	239	13,322
Yum! Brands, Inc.	1,403	155,270

Total Hotels, Restaurants & Leisure		1,757,191

Household Durables - 0.6%
Bassett Furniture Industries, Inc.	121	1,845
Beazer Homes USA, Inc.*	1,506	14,473
Cavco Industries, Inc.*	18	2,836
D.R. Horton, Inc.	3,628	156,476
Ethan Allen Interiors, Inc.	810	17,059
Flexsteel Industries, Inc.	304	5,186
Green Brick Partners, Inc.*	298	2,476
Hamilton Beach Brands Holding Co. Class A	108	2,057
La-Z-Boy, Inc.	935	28,667
Lennar Corp. Class A	862	41,772
M/I Homes, Inc.*	955	27,256
MDC Holdings, Inc.	337	11,047
Meritage Homes Corp.*	62	3,183
Mohawk Industries, Inc.*	325	47,928
New Home Co., Inc. (The)*	385	1,482
NVR, Inc.*	12	40,443
PulteGroup, Inc.	756	23,905
Taylor Morrison Home Corp. Class A*	85	1,782
Toll Brothers, Inc.	184	6,738
TopBuild Corp.*	420	34,759
TRI Pointe Group, Inc.*	742	8,882
Universal Electronics, Inc.*	231	9,476
Whirlpool Corp.	75	10,677
William Lyon Homes Class A*	2,136	38,939
ZAGG, Inc.*	538	3,744

Total Household Durables		543,088

Household Products - 1.3%
Church & Dwight Co., Inc.	716	52,311
Clorox Co. (The)	384	58,794
Colgate-Palmolive Co.	1,515	108,580
Energizer Holdings, Inc.	216	8,346
Kimberly-Clark Corp.	1,124	149,807
Procter & Gamble Co. (The)	6,475	709,984
Spectrum Brands Holdings, Inc.	558	30,004

Total Household Products		1,117,826

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	876	14,682
Clearway Energy, Inc. Class C	130	2,192
Ormat Technologies, Inc.	85	5,388

Total Independent Power & Renewable Electricity Producers		22,262

Industrial Conglomerates - 1.1%
3M Co.	1,596	276,650
Carlisle Cos., Inc.	453	63,606
Honeywell International, Inc.	3,147	549,435
Roper Technologies, Inc.	135	49,445

Total Industrial Conglomerates		939,136

Insurance - 3.3%
Aflac, Inc.	4,733	259,416
Alleghany Corp.*	94	64,024
Allstate Corp. (The)	1,789	181,923
American Equity Investment Life Holding Co.	1,614	43,836
American Financial Group, Inc.	198	20,289
American International Group, Inc.	2,064	109,970
American National Insurance Co.	309	35,989
Arthur J. Gallagher & Co.	769	67,357
Assurant, Inc.	371	39,467
Brown & Brown, Inc.	1,199	40,167
Cincinnati Financial Corp.	858	88,949
CNA Financial Corp.	2,247	105,766
Employers Holdings, Inc.	299	12,639
Erie Indemnity Co. Class A	159	40,431
FBL Financial Group, Inc. Class A	78	4,976
Fidelity National Financial, Inc.	1,945	78,384
First American Financial Corp.	217	11,653
Genworth Financial, Inc. Class A*	7,126	26,437
Hanover Insurance Group, Inc. (The)	206	26,430
Hartford Financial Services Group, Inc. (The)	3,042	169,500
Horace Mann Educators Corp.	80	3,223
Lincoln National Corp.	969	62,452
Loews Corp.	872	47,672
Markel Corp.*	28	30,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
Marsh & McLennan Cos., Inc.	1,504	$150,024
MetLife, Inc.	6,329	314,361
National Western Life Group, Inc. Class A	32	8,224
Old Republic International Corp.	2,938	65,752
Primerica, Inc.	91	10,915
Principal Financial Group, Inc.	1,146	66,376
Progressive Corp. (The)	2,631	210,296
Prudential Financial, Inc.	2,221	224,321
Reinsurance Group of America, Inc.	519	80,980
RLI Corp.	110	9,428
Selective Insurance Group, Inc.	168	12,582
Torchmark Corp.	183	16,371
Travelers Cos., Inc. (The)	1,059	158,342
W.R. Berkley Corp.	860	56,700

Total Insurance		2,956,131

Interactive Media & Services - 3.9%
Alphabet, Inc. Class A*	1,557	1,685,920
Cargurus, Inc.*	75	2,708
Facebook, Inc. Class A*	8,621	1,663,853
IAC/InterActiveCorp*	172	37,415
Match Group, Inc.(a)	632	42,515
TripAdvisor, Inc.*	167	7,730
Twitter, Inc.*	564	19,684
Yelp, Inc.*	458	15,654

Total Interactive Media & Services		3,475,479

Internet & Direct Marketing Retail - 1.2%
Amazon.com, Inc.*	294	556,727
Booking Holdings, Inc.*	132	247,462
eBay, Inc.	3,840	151,680
Expedia Group, Inc.	312	41,505
GrubHub, Inc.*	61	4,758
PetMed Express, Inc.(a)	404	6,331
Qurate Retail, Inc.*	949	11,758
Shutterstock, Inc.	168	6,584
Stamps.com, Inc.*	38	1,720

Total Internet & Direct Marketing Retail		1,028,525

IT Services - 3.7%
Alliance Data Systems Corp.	137	19,198
Automatic Data Processing, Inc.	756	124,989
Black Knight, Inc.*	89	5,353
Booz Allen Hamilton Holding Corp.	431	28,537
Broadridge Financial Solutions, Inc.	132	16,854
CACI International, Inc. Class A*	50	10,229
Cognizant Technology Solutions Corp. Class A	1,402	88,873
CSG Systems International, Inc.	241	11,768
DXC Technology Co.	1,623	89,508
EPAM Systems, Inc.*	129	22,330
Euronet Worldwide, Inc.*	126	21,198
EVERTEC, Inc.	492	16,088
ExlService Holdings, Inc.*	81	5,357
Fidelity National Information Services, Inc.	561	68,823
First Data Corp. Class A*	2,424	65,618
Fiserv, Inc.*	1,052	95,900
FleetCor Technologies, Inc.*	184	51,676
Gartner, Inc.*	77	12,392
Global Payments, Inc.	84	13,451
GoDaddy, Inc. Class A*	73	5,121
GreenSky, Inc. Class A*(a)	436	5,358
International Business Machines Corp.	4,963	684,398
Jack Henry & Associates, Inc.	113	15,133
KBR, Inc.	1,772	44,194
Leidos Holdings, Inc.	92	7,346
ManTech International Corp. Class A	126	8,297
MasterCard, Inc. Class A	1,719	454,727
MAXIMUS, Inc.	362	26,259
NIC, Inc.	569	9,127
Paychex, Inc.	1,125	92,576
PayPal Holdings, Inc.*	1,634	187,028
Perspecta, Inc.	760	17,792
Presidio, Inc.	546	7,464
Science Applications International Corp.	142	12,292
Sykes Enterprises, Inc.*	130	3,570
Total System Services, Inc.	517	66,316
TTEC Holdings, Inc.	195	9,085
Unisys Corp.*	269	2,615
VeriSign, Inc.*	242	50,617
Virtusa Corp.*	59	2,621
Visa, Inc. Class A	3,993	692,985
Western Union Co. (The)	4,631	92,111
WEX, Inc.*	36	7,492
Worldpay, Inc. Class A*	175	21,446

Total IT Services		3,294,112

Leisure Products - 0.1%
Acushnet Holdings Corp.	308	8,088
Callaway Golf Co.	799	13,711
Clarus Corp.	236	3,408
Hasbro, Inc.	246	25,997
Johnson Outdoors, Inc. Class A	37	2,759
Malibu Boats, Inc. Class A*	79	3,069
Marine Products Corp.	135	2,084
MasterCraft Boat Holdings, Inc.*	113	2,214
Nautilus, Inc.*	209	462

Total Leisure Products		61,792

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	736	54,957
Bio-Rad Laboratories, Inc. Class A*	314	98,153
Bruker Corp.	499	24,925
Cambrex Corp.*	301	14,090
Charles River Laboratories International, Inc.*	132	18,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
Illumina, Inc.*	186	$68,476
IQVIA Holdings, Inc.*	74	11,907
Medpace Holdings, Inc.*	44	2,878
Mettler-Toledo International, Inc.*	41	34,440
PerkinElmer, Inc.	258	24,856
PRA Health Sciences, Inc.*	90	8,923
Syneos Health, Inc.*	54	2,759
Thermo Fisher Scientific, Inc.	715	209,981
Waters Corp.*	158	34,008

Total Life Sciences Tools & Services		609,084

Machinery - 2.6%
AGCO Corp.	157	12,179
Albany International Corp. Class A	308	25,536
Allison Transmission Holdings, Inc.	1,278	59,235
Blue Bird Corp.*	144	2,835
Caterpillar, Inc.	2,884	393,060
Chart Industries, Inc.*	38	2,921
Columbus McKinnon Corp.	109	4,575
Commercial Vehicle Group, Inc.*	961	7,707
Cummins, Inc.	1,177	201,667
Deere & Co.	992	164,384
Douglas Dynamics, Inc.	66	2,626
Dover Corp.	345	34,569
Energy Recovery, Inc.*	323	3,366
ESCO Technologies, Inc.	34	2,809
Evoqua Water Technologies Corp.*	926	13,186
Federal Signal Corp.	269	7,196
Flowserve Corp.	156	8,220
Fortive Corp.	524	42,717
Gardner Denver Holdings, Inc.*	1,337	46,260
Gorman-Rupp Co. (The)	72	2,364
Graco, Inc.	196	9,835
Harsco Corp.*	313	8,589
Helios Technologies, Inc.	279	12,948
Hillenbrand, Inc.	139	5,500
Hyster-Yale Materials Handling, Inc.	154	8,510
IDEX Corp.	83	14,288
Illinois Tool Works, Inc.	1,402	211,436
ITT, Inc.	889	58,212
John Bean Technologies Corp.	208	25,195
Kennametal, Inc.	866	32,033
Lincoln Electric Holdings, Inc.	558	45,935
Lindsay Corp.	73	6,001
Lydall, Inc.*	529	10,686
Manitowoc Co., Inc. (The)*	663	11,801
Meritor, Inc.*	2,689	65,208
Middleby Corp. (The)*	153	20,762
Milacron Holdings Corp.*	652	8,998
Miller Industries, Inc.	86	2,645
Mueller Water Products, Inc. Class A	1,562	15,339
Navistar International Corp.*	1,153	39,721
Nordson Corp.	324	45,784
Oshkosh Corp.	194	16,197
PACCAR, Inc.	1,783	127,770
Park-Ohio Holdings Corp.	155	5,051
Parker-Hannifin Corp.	400	68,004
Proto Labs, Inc.*	57	6,613
RBC Bearings, Inc.*	42	7,006
REV Group, Inc.	2,906	41,876
Rexnord Corp.*	206	6,225
Spartan Motors, Inc.	397	4,351
SPX FLOW, Inc.*	556	23,274
Stanley Black & Decker, Inc.	369	53,361
Tennant Co.	43	2,632
Terex Corp.	1,032	32,405
Timken Co. (The)	1,274	65,407
Toro Co. (The)	156	10,436
TriMas Corp.*	85	2,632
Trinity Industries, Inc.	308	6,391
Twin Disc, Inc.*	151	2,280
Wabash National Corp.	1,698	27,627
WABCO Holdings, Inc.*	118	15,647
Woodward, Inc.	207	23,424
Xylem, Inc.	173	14,470

Total Machinery		2,259,917

Marine - 0.0%
Kirby Corp.*	109	8,611
Matson, Inc.	219	8,508

Total Marine		17,119

Media - 1.9%
AMC Networks, Inc. Class A*	900	49,041
Cable One, Inc.	14	16,394
CBS Corp. Class B Non-Voting Shares	1,120	55,888
Charter Communications, Inc. Class A*	169	66,785
Comcast Corp. Class A	17,200	727,216
Discovery, Inc. Class A*	1,749	53,694
DISH Network Corp. Class A*	1,600	61,456
Emerald Expositions Events, Inc.	1,164	12,979
EW Scripps Co. (The) Class A	259	3,960
Fox Corp. Class A	1,344	49,244
Gannett Co., Inc.	1,619	13,211
Gray Television, Inc.*	591	9,687
Interpublic Group of Cos., Inc. (The)	1,860	42,017
Lee Enterprises, Inc.*	1,214	2,719
Liberty Broadband Corp. Class C*	1,334	139,029
Liberty Media Corp - Liberty SiriusXM Series C*	1,022	38,816
Loral Space & Communications, Inc.*	61	2,105
MSG Networks, Inc. Class A*	508	10,536
National CineMedia, Inc.	1,001	6,567
New Media Investment Group, Inc.	686	6,476
New York Times Co. (The) Class A	344	11,221
Nexstar Media Group, Inc. Class A	382	38,582
Omnicom Group, Inc.	1,299	106,453
Sirius XM Holdings, Inc.	11,005	61,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
TEGNA, Inc.	696	$10,544
Tribune Media Co. Class A	980	45,296

Total Media		1,641,324

Metals & Mining - 0.6%
AK Steel Holding Corp.*(a)	4,504	10,674
Allegheny Technologies, Inc.*	797	20,084
Century Aluminum Co.*	694	4,796
Cleveland-Cliffs, Inc.(a)	4,209	44,910
Commercial Metals Co.	1,314	23,455
Freeport-McMoRan, Inc.	15,966	185,365
Global Brass & Copper Holdings, Inc.	127	5,554
Newmont Goldcorp Corp.	781	30,045
Nucor Corp.	1,196	65,900
Reliance Steel & Aluminum Co.	902	85,347
Schnitzer Steel Industries, Inc. Class A	415	10,861
Steel Dynamics, Inc.	706	21,321
United States Steel Corp.	1,139	17,438
Warrior Met Coal, Inc.	760	19,851

Total Metals & Mining		545,601

Multi-Utilities - 0.8%
Ameren Corp.	769	57,760
Black Hills Corp.	223	17,432
CenterPoint Energy, Inc.	1,612	46,151
CMS Energy Corp.	851	49,281
Consolidated Edison, Inc.	1,071	93,905
Dominion Energy, Inc.	1,715	132,604
DTE Energy Co.	659	84,273
MDU Resources Group, Inc.	474	12,229
NiSource, Inc.	947	27,274
NorthWestern Corp.	265	19,120
Public Service Enterprise Group, Inc.	799	46,997
Sempra Energy	488	67,071
WEC Energy Group, Inc.	1,070	89,206

Total Multi-Utilities		743,303

Multiline Retail - 0.5%
Dillard’s, Inc. Class A(a)	126	7,847
Dollar General Corp.	754	101,911
Dollar Tree, Inc.*	643	69,052
Kohl’s Corp.	621	29,529
Macy’s, Inc.	2,876	61,719
Nordstrom, Inc.	312	9,940
Ollie’s Bargain Outlet Holdings, Inc.*	106	9,234
Target Corp.	2,091	181,101

Total Multiline Retail		470,333

Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.	411	29,000
Apache Corp.	2,956	85,635
Arch Coal, Inc. Class A	203	19,125
Callon Petroleum Co.*	1,497	9,865
Carrizo Oil & Gas, Inc.*	843	8,447
Centennial Resource Development, Inc. Class A*	1,118	8,486
Cheniere Energy, Inc.*	455	31,145
Chesapeake Energy Corp.*(a)	17,202	33,544
Chevron Corp.	6,288	782,479
Cimarex Energy Co.	626	37,141
CNX Resources Corp.*	524	3,830
Concho Resources, Inc.	25	2,579
ConocoPhillips	4,615	281,515
Continental Resources, Inc.*	1,251	52,655
CVR Energy, Inc.	579	28,944
Delek U.S. Holdings, Inc.	678	27,473
Denbury Resources, Inc.*	4,782	5,930
EOG Resources, Inc.	1,561	145,423
Exxon Mobil Corp.	13,379	1,025,233
Gulfport Energy Corp.*	4,313	21,177
HollyFrontier Corp.	483	22,353
Kinder Morgan, Inc.	4,846	101,184
Magnolia Oil & Gas Corp. Class A*(a)	404	4,678
Marathon Oil Corp.	3,309	47,021
Marathon Petroleum Corp.	1,542	86,167
Matador Resources Co.*	717	14,254
Murphy Oil Corp.	460	11,339
Noble Energy, Inc.	2,581	57,814
Occidental Petroleum Corp.	3,090	155,365
ONEOK, Inc.	340	23,395
Overseas Shipholding Group, Inc. Class A*	3,220	6,054
Parsley Energy, Inc. Class A*	1,614	30,682
PBF Energy, Inc. Class A	1,706	53,398
Peabody Energy Corp.	1,268	30,559
Phillips 66	2,729	255,271
SM Energy Co.	679	8,501
Targa Resources Corp.	322	12,642
Valero Energy Corp.	1,615	138,260
W&T Offshore, Inc.*	1,615	8,010
Williams Cos., Inc. (The)	1,562	43,798
World Fuel Services Corp.	398	14,312

Total Oil, Gas & Consumable Fuels		3,764,683

Paper & Forest Products - 0.0%
Boise Cascade Co.	818	22,994
Clearwater Paper Corp.*	348	6,435
PH Glatfelter Co.	581	9,807
Verso Corp. Class A*	144	2,743

Total Paper & Forest Products		41,979

Personal Products - 0.2%
elf Beauty, Inc.*	909	12,817
Estee Lauder Cos., Inc. (The) Class A	697	127,628
Nu Skin Enterprises, Inc. Class A	100	4,932
USANA Health Sciences, Inc.*	91	7,228

Total Personal Products		152,605

Pharmaceuticals - 2.9%
ANI Pharmaceuticals, Inc.*	44	3,617
Bristol-Myers Squibb Co.	3,888	176,321
Catalent, Inc.*	122	6,614
Corcept Therapeutics, Inc.*	346	3,858
Eli Lilly & Co.	1,296	143,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
Innoviva, Inc.*	856	$12,463
Johnson & Johnson	6,750	940,140
Merck & Co., Inc.	4,544	381,014
Nektar Therapeutics*	1,402	49,883
Pfizer, Inc.	16,979	735,530
Zoetis, Inc.	687	77,968

Total Pharmaceuticals		2,530,992

Professional Services - 0.2%
ASGN, Inc.*	332	20,119
CoStar Group, Inc.*	20	11,081
Exponent, Inc.	167	9,776
FTI Consulting, Inc.*	60	5,030
GP Strategies Corp.*	191	2,880
InnerWorkings, Inc.*	661	2,525
Insperity, Inc.	37	4,519
Kforce, Inc.	80	2,807
ManpowerGroup, Inc.	676	65,302
Mistras Group, Inc.*	161	2,314
Robert Half International, Inc.	706	40,249
TransUnion	261	19,186
TriNet Group, Inc.*	178	12,069

Total Professional Services		197,857

Real Estate Management & Development - 0.2%
CBRE Group, Inc. Class A*	1,204	61,765
Five Point Holdings LLC Class A*(a)	2,103	15,815
HFF, Inc. Class A	51	2,320
Jones Lang LaSalle, Inc.	270	37,986
Kennedy-Wilson Holdings, Inc.	121	2,489
Marcus & Millichap, Inc.*	317	9,779
Newmark Group, Inc. Class A	1,693	15,203
RE/MAX Holdings, Inc. Class A	78	2,399
Realogy Holdings Corp.	990	7,168
St. Joe Co. (The)*	346	5,979

Total Real Estate Management & Development		160,903

Road & Rail - 1.3%
AMERCO	138	52,240
ArcBest Corp.	236	6,634
Covenant Transportation Group, Inc. Class A*	127	1,868
CSX Corp.	2,039	157,757
Genesee & Wyoming, Inc. Class A*	695	69,500
JB Hunt Transport Services, Inc.	610	55,760
Kansas City Southern	742	90,391
Knight-Swift Transportation Holdings, Inc.	1,573	51,657
Landstar System, Inc.	276	29,805
Marten Transport Ltd.	139	2,523
Norfolk Southern Corp.	757	150,893
Old Dominion Freight Line, Inc.	384	57,316
Saia, Inc.*	23	1,487
Union Pacific Corp.	2,099	354,962
Universal Logistics Holdings, Inc.	126	2,831
Werner Enterprises, Inc.	983	30,552

Total Road & Rail		1,116,176

Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.*	938	28,487
Analog Devices, Inc.	1,174	132,509
Applied Materials, Inc.	8,223	369,295
Axcelis Technologies, Inc.*	187	2,814
Broadcom, Inc.	1,023	294,481
Brooks Automation, Inc.	169	6,549
Cabot Microelectronics Corp.	66	7,265
Ceva, Inc.*	105	2,557
Cirrus Logic, Inc.*	555	24,254
Cohu, Inc.	141	2,176
Cypress Semiconductor Corp.	1,050	23,352
Diodes, Inc.*	74	2,691
Entegris, Inc.	659	24,594
First Solar, Inc.*	437	28,702
Intel Corp.	23,212	1,111,158
KLA-Tencor Corp.	614	72,575
Lam Research Corp.	1,365	256,402
Maxim Integrated Products, Inc.	1,067	63,828
Microchip Technology, Inc.(a)	409	35,460
Micron Technology, Inc.*	23,915	922,880
MKS Instruments, Inc.	106	8,256
Monolithic Power Systems, Inc.	68	9,233
Nanometrics, Inc.*	82	2,846
NVIDIA Corp.	1,804	296,271
ON Semiconductor Corp.*	1,083	21,887
Power Integrations, Inc.	26	2,085
Qorvo, Inc.*	119	7,927
Rudolph Technologies, Inc.*	122	3,371
Silicon Laboratories, Inc.*	25	2,585
Skyworks Solutions, Inc.	534	41,262
Teradyne, Inc.	553	26,494
Texas Instruments, Inc.	2,823	323,968
Universal Display Corp.	15	2,821
Xilinx, Inc.	601	70,870

Total Semiconductors & Semiconductor Equipment		4,231,905

Software - 4.4%
ACI Worldwide, Inc.*	313	10,748
Adobe, Inc.*	494	145,557
ANSYS, Inc.*	216	44,241
Aspen Technology, Inc.*	142	17,648
Cadence Design Systems, Inc.*	724	51,266
Citrix Systems, Inc.	444	43,574
Envestnet, Inc.*	109	7,452
Fortinet, Inc.*	110	8,451
Guidewire Software, Inc.*	100	10,138
Intuit, Inc.	291	76,047
j2 Global, Inc.	126	11,200
LogMeIn, Inc.	110	8,105
Microsoft Corp.	17,134	2,295,271
Monotype Imaging Holdings, Inc.	268	4,513
Oracle Corp.	12,734	725,456
Paycom Software, Inc.*	51	11,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
Paylocity Holding Corp.*	36	$3,378
Pegasystems, Inc.	80	5,697
Progress Software Corp.	267	11,647
PTC, Inc.*	72	6,463
Qualys, Inc.*	109	9,492
RealPage, Inc.*	132	7,768
Red Hat, Inc.*	168	31,544
salesforce.com, Inc.*	417	63,271
SPS Commerce, Inc.*	70	7,155
SS&C Technologies Holdings, Inc.	248	14,287
Symantec Corp.	2,312	50,309
Synopsys, Inc.*	419	53,921
Teradata Corp.*	453	16,240
Verint Systems, Inc.*	255	13,714
VMware, Inc. Class A	978	163,531

Total Software		3,929,647

Specialty Retail - 2.5%
Aaron’s, Inc.	182	11,177
Abercrombie & Fitch Co. Class A	958	15,366
Advance Auto Parts, Inc.	193	29,749
American Eagle Outfitters, Inc.	572	9,667
At Home Group, Inc.*	456	3,037
AutoZone, Inc.*	110	120,942
Bed Bath & Beyond, Inc.(a)	3,019	35,081
Best Buy Co., Inc.	857	59,759
Boot Barn Holdings, Inc.*	306	10,906
Burlington Stores, Inc.*	228	38,794
Camping World Holdings, Inc. Class A(a)	1,625	20,182
CarMax, Inc.*	1,155	100,289
Children’s Place, Inc. (The)(a)	31	2,957
Citi Trends, Inc.	194	2,836
Conn’s, Inc.*	313	5,578
Container Store Group, Inc. (The)*	506	3,704
Designer Brands, Inc. Class A	288	5,521
Express, Inc.*	2,679	7,314
Five Below, Inc.*	65	7,801
Foot Locker, Inc.	672	28,170
Gap, Inc. (The)	919	16,514
Guess?, Inc.	808	13,049
Haverty Furniture Cos., Inc.	123	2,095
Hibbett Sports, Inc.*	563	10,247
Home Depot, Inc. (The)	3,719	773,440
J. Jill, Inc.(a)	1,382	2,750
Kirkland’s, Inc.*(a)	231	522
L Brands, Inc.	942	24,586
Lowe’s Cos., Inc.	2,230	225,029
Lumber Liquidators Holdings, Inc.*(a)	792	9,148
MarineMax, Inc.*	344	5,655
Monro, Inc.	157	13,392
Murphy USA, Inc.*	99	8,319
National Vision Holdings, Inc.*	276	8,481
O’Reilly Automotive, Inc.*	317	117,074
Office Depot, Inc.	997	2,054
RH*	120	13,872
Ross Stores, Inc.	813	80,585
Sally Beauty Holdings, Inc.*	664	8,858
Shoe Carnival, Inc.(a)	174	4,802
Sonic Automotive, Inc. Class A	1,101	25,708
Sportsman’s Warehouse Holdings, Inc.*	527	1,992
Tailored Brands, Inc.(a)	1,136	6,555
Tiffany & Co.	130	12,173
Tile Shop Holdings, Inc.	654	2,616
Tilly’s, Inc. Class A	409	3,121
TJX Cos., Inc. (The)	3,304	174,716
Tractor Supply Co.	523	56,902
Ulta Salon Cosmetics & Fragrance, Inc.*	107	37,117
Williams-Sonoma, Inc.	202	13,130
Winmark Corp.	45	7,792
Zumiez, Inc.*	556	14,512

Total Specialty Retail		2,215,636

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	20,677	4,092,392
Electronics For Imaging, Inc.*	399	14,727
HP, Inc.	10,865	225,883
NetApp, Inc.	565	34,861
Western Digital Corp.	3,684	175,174
Xerox Corp.	260	9,207

Total Technology Hardware, Storage & Peripherals		4,552,244

Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co.	409	40,965
Crocs, Inc.*	92	1,817
Culp, Inc.	119	2,261
Deckers Outdoor Corp.*	206	36,250
G-III Apparel Group Ltd.*	662	19,476
Kontoor Brands, Inc.*	85	2,382
Movado Group, Inc.	76	2,052
NIKE, Inc. Class B	3,389	284,506
PVH Corp.	154	14,575
Ralph Lauren Corp.	39	4,430
Tapestry, Inc.	731	23,195
Unifi, Inc.*	426	7,740
Vera Bradley, Inc.*	391	4,692
VF Corp.	633	55,292
Vince Holding Corp.*	224	3,125
Wolverine World Wide, Inc.	144	3,966

Total Textiles, Apparel & Luxury Goods		506,724

Thrifts & Mortgage Finance - 0.3%
Axos Financial, Inc.*	679	18,503
Capitol Federal Financial, Inc.	1,613	22,211
First Defiance Financial Corp.	93	2,657
LendingTree, Inc.*	46	19,321
Luther Burbank Corp.	387	4,215
MGIC Investment Corp.*	6,186	81,284
NMI Holdings, Inc. Class A*	397	11,271
OP Bancorp	269	2,916
PennyMac Financial Services, Inc.	491	10,890
Provident Financial Services, Inc.	1,034	25,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Market Fund (EXT)

June 30, 2019

Investments	Shares	Value
Radian Group, Inc.	744	$17,000
Sterling Bancorp, Inc.	1,787	17,816
TFS Financial Corp.	714	12,902
TrustCo Bank Corp.	1,145	9,068
United Financial Bancorp, Inc.	250	3,545
Walker & Dunlop, Inc.	154	8,194
WSFS Financial Corp.	85	3,511

Total Thrifts & Mortgage Finance		270,379

Tobacco - 0.9%
Altria Group, Inc.	7,182	340,068
Philip Morris International, Inc.	6,100	479,033
Universal Corp.	81	4,922
Vector Group Ltd.	1,348	13,143

Total Tobacco		837,166

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	122	7,507
Beacon Roofing Supply, Inc.*	682	25,043
BMC Stock Holdings, Inc.*	1,279	27,115
CAI International, Inc.*	499	12,385
DXP Enterprises, Inc.*	74	2,804
Fastenal Co.	2,126	69,286
GATX Corp.	169	13,400
H&E Equipment Services, Inc.	669	19,461
HD Supply Holdings, Inc.*	883	35,567
Herc Holdings, Inc.*	498	22,823
Kaman Corp.	47	2,993
MRC Global, Inc.*	552	9,450
NOW, Inc.*	376	5,550
SiteOne Landscape Supply, Inc.*(a)	167	11,573
Systemax, Inc.	79	1,751
Titan Machinery, Inc.*	154	3,169
United Rentals, Inc.*	297	39,391
Univar, Inc.*	1,538	33,898
Veritiv Corp.*	87	1,690
W.W. Grainger, Inc.	222	59,547
Watsco, Inc.	17	2,780
WESCO International, Inc.*	873	44,218

Total Trading Companies & Distributors		451,401

Water Utilities - 0.1%
American Water Works Co., Inc.	451	52,316
Aqua America, Inc.	386	15,969

Total Water Utilities		68,285

Wireless Telecommunication Services - 0.2%
Spok Holdings, Inc.	176	2,647
Sprint Corp.*	4,134	27,160
T-Mobile U.S., Inc.*	2,056	152,432
Telephone & Data Systems, Inc.	316	9,607
United States Cellular Corp.*	190	8,487

Total Wireless Telecommunication Services		200,333

Total United States		88,438,866

Puerto Rico - 0.0%

Banks - 0.0%
First BanCorp	1,129	12,464

TOTAL COMMON STOCKS (Cost: $77,747,577)		88,451,330

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.36%(b) (Cost: $226,239)(c)	226,239	226,239

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $77,973,816)		88,677,569
Other Assets less Liabilities - (0.2)%		(175,173)

NET ASSETS - 100.0%		$88,502,396

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2019.
(c)

At June 30, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $342,051. The Fund also had securities on loan having a total market value of $801 that were sold and pending settlement. The total market value of the collateral held by the Fund was $353,452. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $127,213.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of June 30, 2019, the Trust consisted of 78 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund”)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree India ex-State Owned Enterprises Fund (“India ex-State Owned Enterprises Fund”)	April 4, 2019
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund”)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree Modern Tech Platforms Fund (“Modern Tech Platforms Fund”)	May 22, 2019
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund”)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. Quality Shareholder Yield Fund (“U.S. Quality Shareholder Yield Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”)	June 16, 2006
WisdomTree U.S. Total Market Fund (“U.S. Total Market Fund”)	February 23, 2007

Notes to Schedule of Investments (unaudited) (continued)

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The consolidated schedule of investment of the India Earnings Fund includes investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$30,463,800	$—	$—
Exchange-Traded Fund	136,024	—	—
Investment of Cash Collateral for Securities Loaned	—	236,335	—

Total	$30,599,824	$236,335	$—

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Energy Equipment & Services	$—	$—	$0	**
Other*	143,780,357	—	—
Investment of Cash Collateral for Securities Loaned	—	1,018,108	—

Total	$143,780,357	$1,018,108	$0

Unrealized Depreciation on Foreign Currency Contracts	—	(8)	—

Total - Net	$143,780,357	$1,018,100	$0

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
Indonesia	$588,018	$—	$3,203	**
Other*	36,104,823	—	—
Rights	—	—	0	**
Investment of Cash Collateral for Securities Loaned	—	352,337	—

Total	$36,692,841	$352,337	$3,203

Unrealized Appreciation on Foreign Currency Contracts	—	7	—
Unrealized Depreciation on Foreign Currency Contracts	—	(7)	—

Total - Net	$36,692,841	$352,337	$3,203

Notes to Schedule of Investments (unaudited) (continued)

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$112,818,595	$—	$0	**
South Korea	44,516,350	—	5,303	**
Other*	165,817,537	—	—
Rights
Chile	7,764	—	—
South Korea	—	1,948	—
Warrants	2,449	—	—
Investment of Cash Collateral for Securities Loaned	—	742,337	—

Total	$323,162,695	$744,285	$5,303

Unrealized Appreciation on Foreign Currency Contracts	—	5	—

Total - Net	$323,162,695	$744,290	$5,303

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,249,141,790	$—	$—
Exchange-Traded Fund	2,317,500	—	—
Investment of Cash Collateral for Securities Loaned	—	12,951,736	—

Total	$2,251,459,290	$12,951,736	$—

Unrealized Appreciation on Foreign Currency Contracts	—	4,822	—
Unrealized Depreciation on Foreign Currency Contracts	—	(8)	—

Total - Net	$2,251,459,290	$12,956,550	$—

Emerging Markets Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks	$25,669,671	$—	$—

Total	$25,669,671	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	5,826	—
Unrealized Depreciation on Foreign Currency Contracts	—	(102,001)	—

Total - Net	$25,669,671	$(96,175)	$—

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$68,455,536	$—	$—
Investment of Cash Collateral for Securities Loaned	—	314,513	—

Total	$68,455,536	$314,513	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(32)	—

Total - Net	$68,455,536	$314,481	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$332,304,361	$—	$263,297	**
Hong Kong	17,022,278	—	301,210	**
Malaysia	78,346,801	783,152	—
South Africa	136,687,680	—	289,367	**
South Korea	116,786,344	—	422,390	**
Thailand	99,202,176	—	0	**
Other*	733,106,209	—	—
Investment of Cash Collateral for Securities Loaned	—	13,159,235	—

Total	$1,513,455,849	$13,942,387	$1,276,264

Unrealized Appreciation on Foreign Currency Contracts	—	15,688	—
Unrealized Depreciation on Foreign Currency Contracts	—	(9,763)	—

Total - Net	$1,513,455,849	$13,948,312	$1,276,264

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,561,086,718	$—	$—
Rights	1,010,359	—	—
Investment of Cash Collateral for Securities Loaned	—	3,894,578	—

Total	$3,562,097,077	$3,894,578	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,657,537	—
Unrealized Depreciation on Foreign Currency Contracts	—	(65,842,703)	—

Total - Net	$3,562,097,077	$(60,290,588)	$—

Notes to Schedule of Investments (unaudited) (continued)

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$117,656,558	$—	$—
Rights	4,908	—	—
Investment of Cash Collateral for Securities Loaned	—	1,682,169	—

Total	$117,661,466	$1,682,169	$—

Unrealized Appreciation on Foreign Currency Contracts	—	6,692	—
Unrealized Depreciation on Foreign Currency Contracts	—	(2,259,092)	—

Total - Net	$117,661,466	$(570,231)	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$41,294,230	$—	$—
Investment of Cash Collateral for Securities Loaned	—	70,267	—

Total	$41,294,230	$70,267	$—

Unrealized Appreciation on Foreign Currency Contracts	—	99	—

Total - Net	$41,294,230	$70,366	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$589,873,529	$—	$—
Rights	37,007	—	—
Investment of Cash Collateral for Securities Loaned	—	19,073,323	—

Total	$589,910,536	$19,073,323	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(903)	—

Total - Net	$589,910,536	$19,072,420	$—

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$45,997,906	$—	$—

Total	$45,997,906	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,646	—
Unrealized Depreciation on Foreign Currency Contracts	—	(883,832)	—

Total - Net	$45,997,906	$(882,186)	$—

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$68,646,742	$—	$—
Exchange-Traded Funds	13,610	—	—
Investment of Cash Collateral for Securities Loaned	—	1,306,668	—

Total	$68,660,352	$1,306,668	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$105,952,892	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,526,038	—

Total	$105,952,892	$3,526,038	$—

Unrealized Appreciation on Foreign Currency Contracts	—	4	—
Unrealized Depreciation on Foreign Currency Contracts	—	(35)	—

Total - Net	$105,952,892	$3,526,007	$—

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$90,090,553	$—	$—
Rights*	7,202	—	—
Exchange-Traded Funds	38,436	—	—
Investment of Cash Collateral for Securities Loaned	—	1,021,199	—

Total	$90,136,191	$1,021,199	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(9)	—

Total - Net	$90,136,191	$1,021,190	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
Capital Markets	$5,351,154	$—	$708,068	**
Diversified Financial Services	45,751,771	—	708,068	**
Other*	1,372,542,663	—	—
Rights	—	33,494	—

Total	$1,423,645,588	$33,494	$1,416,136

Notes to Schedule of Investments (unaudited) (continued)

India ex-State Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,447,451	$—	$—

Total	$2,447,451	$—	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$159,428,309	$—	$—
Rights	65,744	—	—
Exchange-Traded Fund	2,052,347	—	—
Investment of Cash Collateral for Securities Loaned	—	3,804,741	—

Total	$161,546,400	$3,804,741	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$833,552,995	$—	$—
Rights	90,372	—	—
Investment of Cash Collateral for Securities Loaned	—	10,001,932	—

Total	$833,643,367	$10,001,932	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(142)	—

Total - Net	$833,643,367	$10,001,790	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$446,436,739	$—	$—
Investment of Cash Collateral for Securities Loaned	—	226,477	—

Total	$446,436,739	$226,477	$—

Unrealized Appreciation on Foreign Currency Contracts	—	4,986	—
Unrealized Depreciation on Foreign Currency Contracts	—	(6,318,866)	—

Total - Net	$446,436,739	$(6,087,403)	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$246,939,748	$—	$—
Rights	42,512	—	—
Exchange-Traded Fund	89,415	—	—
Investment of Cash Collateral for Securities Loaned	—	5,004,105	—

Total	$247,071,675	$5,004,105	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(118)	—

Total - Net	$247,071,675	$5,003,987	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$401,327,399	$—	$—
Rights	41,634	—	—
Exchange-Traded Fund	3,222,584	—	—
Investment of Cash Collateral for Securities Loaned	—	6,190,724	—

Total	$404,591,617	$6,190,724	$—

Unrealized Appreciation on Foreign Currency Contracts	—	42	—
Unrealized Depreciation on Foreign Currency Contracts	—	(27)	—

Total - Net	$404,591,617	$6,190,739	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$271,816,315	$—	$—
Rights	33,065	—	—
Investment of Cash Collateral for Securities Loaned	—	2,221,359	—

Total	$271,849,380	$2,221,359	$—

International Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$24,829,245	$—	$—

Total	$24,829,245	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	52,635	—
Unrealized Depreciation on Foreign Currency Contracts	—	(300,470)	—

Total - Net	$24,829,245	$(247,835)	$—

Notes to Schedule of Investments (unaudited) (continued)

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$90,071,953	$—	$—
Investment of Cash Collateral for Securities Loaned	—	123,967	—

Total	$90,071,953	$123,967	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(85)	—

Total - Net	$90,071,953	$123,882	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Singapore	$50,201,630	$—	$790,096	**
Other*	1,576,887,412	—	—
Rights	33,369	—	—
Exchange-Traded Funds	10,512,967	—	—
Investment of Cash Collateral for Securities Loaned	—	26,560,464	—

Total	$1,637,635,378	$26,560,464	$790,096

Unrealized Appreciation on Foreign Currency Contracts	—	105	—
Unrealized Depreciation on Foreign Currency Contracts	—	(889)	—

Total - Net	$1,637,635,378	$26,559,680	$790,096

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,895,414,857	$—	$—
Investment of Cash Collateral for Securities Loaned	—	136,436,031	—

Total	$2,895,414,857	$136,436,031	$—

Unrealized Appreciation on Foreign Currency Contracts	—	608,656	—
Unrealized Depreciation on Foreign Currency Contracts	—	(21,442,653)	—

Total - Net	$2,895,414,857	$115,602,034	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$64,170,799	$—	$—
Investment of Cash Collateral for Securities Loaned	—	961,903	—

Total	$64,170,799	$961,903	$—

Unrealized Appreciation on Foreign Currency Contracts	—	60,380	—
Unrealized Depreciation on Foreign Currency Contracts	—	(418,488)	—

Total - Net	$64,170,799	$603,795	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$543,464,263	$—	$—
Exchange-Traded Fund	637,483	—	—
Investment of Cash Collateral for Securities Loaned	—	7,888,190	—

Total	$544,101,746	$7,888,190	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$23,331,481	$—	$—
Rights	—	133	—

Total	$23,331,481	$133	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(155)	—

Total - Net	$23,331,481	$(22)	$—

Modern Tech Platforms Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,588,035	$—	$—

Total - Net	$2,588,035	$—	$—

U.S. Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$785,877,800	$—	$—
Exchange-Traded Funds	1,418,743	—	—
Investment of Cash Collateral for Securities Loaned	—	14,800	—

Total	$787,296,543	$14,800	$—

Notes to Schedule of Investments (unaudited) (continued)

U.S. High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$956,348,725	$—	$—
Exchange-Traded Fund	3,237,021	—	—
Investment of Cash Collateral for Securities Loaned	—	1,531,302	—

Total	$959,585,746	$1,531,302	$—

U.S. LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,093,489,067	$—	$—
Exchange-Traded Fund	1,636,632	—	—
Investment of Cash Collateral for Securities Loaned	—	1,585,022	—

Total	$2,095,125,699	$1,585,022	$—

U.S. LargeCap Fund	Level 1	Level 2	Level 3
Common Stocks*	$259,226,117	$—	$—
Exchange-Traded Fund	246,326	—	—

Total	$259,472,443	$—	$—

U.S. MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,885,150,872	$—	$—
Exchange-Traded Fund	5,469,714	—	—
Investment of Cash Collateral for Securities Loaned	—	9,847,369	—

Total	$3,890,620,586	$9,847,369	$—

U.S. MidCap Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,141,312,637	$—	$—
Exchange-Traded Fund	3,540,179	—	—
Investment of Cash Collateral for Securities Loaned	—	6,349,122	—

Total	$1,144,852,816	$6,349,122	$—

U.S. Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$100,600,128	$—	$—

Total	$100,600,128	$—	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,685,452,014	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,294,870	—

Total	$2,685,452,014	$1,294,870	$—

U.S. Quality Shareholder Yield Fund	Level 1	Level 2	Level 3
Common Stocks*	$38,965,871	$—	$—

Total	$38,965,871	$—	$—

U.S. SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,092,942,586	$—	$—
Rights	—	—	46,058	**
Exchange-Traded Fund	3,175,283	—	—
Investment of Cash Collateral for Securities Loaned	—	56,043,364	—

Total	$2,096,117,869	$56,043,364	$46,058

U.S. SmallCap Fund	Level 1	Level 2	Level 3
Common Stocks*	$772,380,666	$—	$—
Rights	—	—	6,075	**
Exchange-Traded Fund	1,743,640	—	—
Investment of Cash Collateral for Securities Loaned	—	20,373,145	—

Total	$774,124,306	$20,373,145	$6,075

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$118,746,453	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,465,686	—

Total	$118,746,453	$1,465,686	$—

Notes to Schedule of Investments (unaudited) (continued)

U.S. Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$687,149,190	$—	$—
Exchange-Traded Fund	1,294,368	—	—
Investment of Cash Collateral for Securities Loaned	—	949,742	—

Total	$688,443,558	$949,742	$—

U.S. Total Market Fund	Level 1	Level 2	Level 3
Common Stocks*	$88,451,330	$—	$—
Investment of Cash Collateral for Securities Loaned	—	226,239	—

Total	$88,451,330	$226,239	$—

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended June 30, 2019 and open positions in such derivatives as of June 30, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at June 30, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At June 30, 2019, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of June 30, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

During the period ended June 30, 2019, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
China ex-State-Owned Enterprises Fund
Foreign exchange contracts	$617,949	$8,388
Emerging Markets Consumer Growth Fund
Foreign exchange contracts	—	5,843
Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	15,120	34,117
Emerging Markets High Dividend Fund
Foreign exchange contracts	1,088,930	588,779
Emerging Markets Multifactor Fund
Foreign exchange contracts	7,432,185	14,363,005
Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	—	11,469
Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	5,163,616	358,940
Europe Hedged Equity Fund
Foreign exchange contracts	3,732,326,343	7,400,514,277
Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	121,697,324	240,715,672
Europe Quality Dividend Growth Fund
Foreign exchange contracts	14,369	9,178
Europe SmallCap Dividend Fund
Foreign exchange contracts	986,431	366,411

Notes to Schedule of Investments (unaudited) (continued)

Germany Hedged Equity Fund
Foreign exchange contracts	$51,182,692	$100,392,977
Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	15,752
Global ex-U.S. Real Estate Fund
Foreign exchange contracts	—	22,719
Global High Dividend Fund
Foreign exchange contracts	—	10,478
India Earnings Fund (consolidated)
Foreign exchange contracts	—	400,789
International Dividend ex-Financials Fund
Foreign exchange contracts	—	58,065
International Equity Fund
Foreign exchange contracts	218,039	147,336
International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	436,666,523	875,439,826
International High Dividend Fund
Foreign exchange contracts	—	159,473
International LargeCap Dividend Fund
Foreign exchange contracts	—	261,697
International MidCap Dividend Fund
Foreign exchange contracts	82,599	95,394
International Multifactor Fund
Foreign exchange contracts	10,519,331	25,904,044
International Quality Dividend Growth Fund
Foreign exchange contracts	36,381	20,775
International SmallCap Dividend Fund
Foreign exchange contracts	1,415,845	147,715
Japan Hedged Equity Fund
Foreign exchange contracts	3,249,192,179	6,356,763,982
Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	82,609,203	157,271,111
Japan SmallCap Dividend Fund
Foreign exchange contracts	—	265,771
Middle East Dividend Fund
Foreign exchange contracts	—	4,065

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no

Notes to Schedule of Investments (unaudited) (continued)

commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At June 30, 2019, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$27,711,595	$5,126,487	$(2,001,923)	$3,124,564	$—	$—	$—	$3,124,564
China ex-State-Owned Enterprises Fund	152,462,614	14,069,707	(21,733,856)	(7,664,149)	—	(8)	(8)	(7,664,157)
Emerging Markets Consumer Growth Fund	33,372,009	5,088,706	(1,412,334)	3,676,372	7	(7)	0	3,676,372
Emerging Markets ex-State-Owned Enterprises Fund	321,573,112	23,713,139	(21,373,968)	2,339,171	5	—	5	2,339,176
Emerging Markets High Dividend Fund	2,134,909,002	294,111,667	(164,609,643)	129,502,024	4,822	(8)	4,814	129,506,838
Emerging Markets Multifactor Fund	24,811,676	1,448,148	(590,153)	857,995	2	(40,856)	(40,854)	817,141
Emerging Markets Quality Dividend Growth Fund	60,608,547	11,388,958	(3,227,456)	8,161,502	—	(32)	(32)	8,161,470
Emerging Markets SmallCap Dividend Fund	1,448,603,620	217,518,886	(137,448,006)	80,070,880	14,862	(9,763)	5,099	80,075,979
Europe Hedged Equity Fund	3,659,081,814	492,954,634	(586,044,793)	(93,090,159)	—	—	—	(93,090,159)
Europe Hedged SmallCap Equity Fund	122,429,675	10,116,092	(13,202,132)	(3,086,040)	2,914	—	2,914	(3,083,126)
Europe Quality Dividend Growth Fund	40,408,821	3,350,481	(2,394,805)	955,676	99	—	99	955,775
Europe SmallCap Dividend Fund	667,780,346	39,190,406	(97,986,893)	(58,796,487)	—	(903)	(903)	(58,797,390)
Germany Hedged Equity Fund	51,511,786	3,986,729	(9,500,609)	(5,513,880)	168	—	168	(5,513,712)
Global ex-U.S. Quality Dividend Growth Fund	64,133,098	9,994,326	(4,160,404)	5,833,922	—	—	—	5,833,922
Global ex-U.S. Real Estate Fund	107,867,964	15,639,975	(14,029,009)	1,610,966	4	(35)	(31)	1,610,935
Global High Dividend Fund	87,352,395	11,671,771	(7,866,776)	3,804,995	—	(9)	(9)	3,804,986
India Earnings Fund (consolidated)	1,075,456,833	439,225,021	(89,586,636)	349,638,385	—	—	—	349,638,385
India ex-State Owned Enterprises Fund	2,512,635	86,285	(151,469)	(65,184)	—	—	—	(65,184)
International Dividend ex-Financials Fund	180,408,106	6,585,645	(21,642,610)	(15,056,965)	—	—	—	(15,056,965)
International Equity Fund	782,708,573	115,753,160	(54,816,434)	60,936,726	—	(142)	(142)	60,936,584
International Hedged Quality Dividend Growth Fund	427,089,615	39,691,004	(20,117,403)	19,573,601	403	(968,555)	(968,152)	18,605,449
International High Dividend Fund	264,261,179	16,696,314	(28,881,713)	(12,185,399)	—	(118)	(118)	(12,185,517)

Notes to Schedule of Investments (unaudited) (continued)

International LargeCap Dividend Fund	$397,090,508	$47,917,081	$(34,225,248)	$13,691,833	$42	$(27)	$15	$13,691,848
International MidCap Dividend Fund	259,525,776	29,564,770	(15,019,807)	14,544,963	—	—	—	14,544,963
International Multifactor Fund	23,738,370	1,425,718	(334,843)	1,090,875	1,018	(9,528)	(8,510)	1,082,365
International Quality Dividend Growth Fund	88,737,523	4,686,181	(3,227,784)	1,458,397	—	(85)	(85)	1,458,312
International SmallCap Dividend Fund	1,660,661,916	129,385,571	(125,061,549)	4,324,022	105	(889)	(784)	4,323,238
Japan Hedged Equity Fund	3,358,504,760	175,659,918	(502,313,790)	(326,653,872)	—	—	—	(326,653,872)
Japan Hedged SmallCap Equity Fund	72,201,740	2,588,279	(9,657,317)	(7,069,038)	—	—	—	(7,069,038)
Japan SmallCap Dividend Fund	611,470,965	17,234,733	(76,715,762)	(59,481,029)	—	—	—	(59,481,029)
Middle East Dividend Fund	19,200,117	5,004,921	(873,424)	4,131,497	—	(155)	(155)	4,131,342
Modern Tech Platforms Fund	2,461,396	164,549	(37,910)	126,639	—	—	—	126,639
U.S. Dividend ex-Financials Fund	738,267,903	107,858,372	(58,814,932)	49,043,440	—	—	—	49,043,440
U.S. High Dividend Fund	936,142,929	102,052,557	(77,078,438)	24,974,119	—	—	—	24,974,119
U.S. LargeCap Dividend Fund	1,708,136,824	475,890,592	(87,316,695)	388,573,897	—	—	—	388,573,897
U.S. LargeCap Fund	219,437,171	45,682,198	(5,646,926)	40,035,272	—	—	—	40,035,272
U.S. MidCap Dividend Fund	3,507,840,114	583,775,687	(191,147,846)	392,627,841	—	—	—	392,627,841
U.S. MidCap Fund	1,001,178,115	203,452,451	(53,428,628)	150,023,823	—	—	—	150,023,823
U.S. Multifactor Fund	97,787,601	4,319,071	(1,506,544)	2,812,527	—	—	—	2,812,527
U.S. Quality Dividend Growth Fund	2,330,641,861	461,636,713	(105,531,690)	356,105,023	—	—	—	356,105,023
U.S. Quality Shareholder Yield Fund	35,705,907	4,035,441	(775,477)	3,259,964	—	—	—	3,259,964
U.S. SmallCap Dividend Fund	2,137,642,990	287,331,449	(272,767,148)	14,564,301	—	—	—	14,564,301
U.S. SmallCap Fund	741,523,942	115,119,911	(62,140,327)	52,979,584	—	—	—	52,979,584
U.S. SmallCap Quality Dividend Growth Fund	110,951,408	16,677,504	(7,416,773)	9,260,731	—	—	—	9,260,731
U.S. Total Dividend Fund	542,505,686	171,390,708	(24,503,094)	146,887,614	—	—	—	146,887,614
U.S. Total Market Fund	78,057,975	12,806,592	(2,186,998)	10,619,594	—	—	—	10,619,594

[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain or loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(deprecation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited) (continued)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended June 30, 2019 are as follows:

Fund	Value at 3/31/2019	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2019	Dividend Income
Asia Pacific ex-Japan Fund
Global ex-U.S. Real Estate Fund	$2,056	$315,210	$169,390	$(7,933)	$(3,919)	$136,024	$14,663
Emerging Markets High Dividend Fund
Global High Dividend Fund	$2,304,355	$1,094,225	$1,136,805	$42,894	$12,831	$2,317,500	$26,000
Emerging Markets SmallCap Dividend Fund
Emerging Markets High Dividend Fund	$—	$8,850,795	$9,240,877	$390,082	$—	$—	$109,698
Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$3,133,558	$6,327,834	$9,578,791	$141,343	$(23,944)	$—	$118,299
Global ex-U.S. Quality Dividend Growth Fund
Emerging Markets High Dividend Fund	$4,647	$196,018	$202,984	$7,380	$387	$5,448	$2,265
International Equity Fund	6,886	297,837	297,750	1,126	62	8,162	4,949
Total Global ex-U.S. Quality Dividend Growth Fund	$11,533	$493,855	$500,734	$8,506	$449	$13,610	$7,214

Notes to Schedule of Investments (unaudited) (concluded)

Global High Dividend Fund
International High Dividend Fund	$37,976	$225,047	$235,395	$986	$144	$28,758	$4,991
U.S. High Dividend Fund	12,755	75,546	79,716	1,084	9	9,678	347
Total Global High Dividend Fund	$50,731	$300,593	$315,111	$2,070	$153	$38,436	$5,338
International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$—	$4,749,401	$2,714,382	$(16,660)	$33,988	$2,052,347	$82,146
International Equity Fund
International Dividend Ex-Financials Fund	$19,842	$4,965,929	$5,050,340	$64,700	$(131)	$—	$63,806
International High Dividend Fund
International LargeCap Dividend Fund	$38,107	$2,791,844	$2,726,444	$(16,426)	$2,334	$89,415	$48,600
International LargeCap Dividend Fund
International MidCap Dividend Fund	$3,850	$3,169,314	$—	$—	$49,420	$3,222,584	$34,509
International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$7,277,796	$—	$1,488,137	$(53,866)	$41,384	$5,777,177	$160,676
Japan SmallCap Dividend Fund	5,920,851	—	1,019,797	(98,955)	(66,309)	4,735,790	63,847
Total International SmallCap Dividend Fund	$13,198,647	$—	$2,507,934	$(152,821)	$(24,925)	$10,512,967	$224,523
Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$34,314	$5,022,786	$4,370,861	$(58,565)	$9,809	$637,483	$59,926
U.S. Dividend ex-Financials Fund
U.S. LargeCap Dividend Fund	$2,727,952	$409,045	$2,449,229	$56,858	$(38,516)	$706,110	$16,791
U.S. MidCap Dividend Fund	2,729,775	392,877	2,376,117	7,483	(41,385)	712,633	15,764
Total U.S. Dividend ex-Financials Fund	$5,457,727	$801,922	$4,825,346	$64,341	$(79,901)	$1,418,743	$32,555
U.S. High Dividend Fund
U.S. Total Dividend Fund	$6,952,088	$4,726,740	$8,551,338	$447,334	$(337,803)	$3,237,021	$34,713
U.S. LargeCap Dividend Fund
U.S. Total Dividend Fund	$7,208,819	$2,675,793	$8,268,929	$228,522	$(207,573)	$1,636,632	$33,101
U.S. LargeCap Fund
U.S. High Dividend Fund	$535,191	$630,153	$930,296	$38,422	$(27,144)	$246,326	$8,023
U.S. MidCap Dividend Fund
U.S. LargeCap Dividend Fund	$18,835,332	$3,995,614	$17,563,495	$900,582	$(698,319)	$5,469,714	$104,164
U.S. MidCap Fund
U.S. MidCap Dividend Fund	$3,984,501	$2,299,362	$2,814,110	$(987)	$71,413	$3,540,179	$36,443
U.S. Multifactor Fund
U.S. Quality Dividend Growth Fund	$—	$605,646	$611,907	$6,261	$—	$—	$1,121
U.S. SmallCap Dividend Fund
U.S. MidCap Dividend Fund	$18,990,782	$3,002,942	$19,347,022	$1,429,353	$(900,772)	$3,175,283	$14,125
U.S. SmallCap Fund
U.S. MidCap Fund	$1,433,943	$1,277,783	$1,028,829	$(9,132)	$69,875	$1,743,640	$8,730
U.S. Total Dividend Fund
U.S. Total Market Fund	$1,355,082	$2,369,151	$2,466,362	$12,061	$24,436	$1,294,368	$6,410
Related Party Transactions - WTAM or its affiliates may from time to time own shares of a Fund. As of June 30, 2019, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
Emerging Markets ex-State-Owned Enterprises Fund	989	$28,552	$489
Emerging Markets High Dividend Fund	—	—	31
Emerging Markets Multifactor Fund	770	18,018	207
Emerging Markets SmallCap Dividend Fund	407	19,149	861
India Earnings Fund	130	3,388	24
International Hedged Quality Dividend Growth Fund	48	1,571	18
International High Dividend Fund	—	—	94
International Quality Dividend Growth Fund	256	7,470	233
International SmallCap Dividend Fund	313	20,351	1,002
Japan Hedged Equity Fund	17	828	142
U.S. Dividend ex-Financials Fund	31	2,659	113
U.S. High Dividend Fund	—	—	30
U.S. LargeCap Dividend Fund	36	3,488	305
U.S. LargeCap Fund	1,008	33,143	571
U.S. MidCap Dividend Fund	369	13,358	318
U.S. MidCap Fund	90	3,600	120
U.S. Multifactor Fund	1,644	49,435	592
U.S. Quality Dividend Growth Fund	1,144	49,936	1,077
U.S. SmallCap Dividend Fund	264	7,157	160
U.S. SmallCap Fund	524	18,801	248
U.S. SmallCap Quality Dividend Growth Fund	94	3,340	16
U.S. Total Dividend Fund	—	—	208